College
                                   Retirement
                                   Equities
                                   Fund



                                   [Graphic Omitted]









2001 Semi-Annual Report
--------------------------------------------------------------------------------
                                                                   June 30, 2001



                                   [] Stock

                                   [] Global Equities

                                   [] Growth

         | COLLEGE RETIREMENT EQUITIES FUND
CONTENTS | 2001 SEMI-ANNUAL REPORT


-----------------------------------------------------------

   LETTER FROM THE CHAIRMAN                            1

   LETTER FROM THE VICE CHAIRMAN                       2

   MANAGEMENT/STATUS OF THE ACCOUNTS
       Stock Account                                   4
       Global Equities Account                         6
       Growth Account                                  8

   STATEMENT OF INVESTMENTS
       Stock Account                                  10
       Global Equities Account                        50
       Growth Account                                 64

   FINANCIAL STATEMENTS
       Statements of Assets and Liabilities           79
       Statements of Operations                       79
       Statements of Cash Flows                       80
       Statements of Changes in Net Assets            80
       Notes to Financial Statements                  81

   FOR MORE INFORMATION                       BACK COVER

-----------------------------------------------------------

TIAA-CREF Individual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF. (C)2001 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY.

   NET ANNUALIZED YIELD  (7-Day Period Ended 6/26/01)
---------------------------------------------------------
   ACCOUNTS                    CURRENT         EFFECTIVE
---------------------------------------------------------
   CREF Money Market             4.00%           4.08%

---------------------------------------------------------



   NET ANNUALIZED YIELD  (30-Day Period Ended 6/30/01)
---------------------------------------------------------

   ACCOUNTS                    CURRENT
---------------------------------------------------------
   CREF Bond Market              4.75%

---------------------------------------------------------



PERFORMANCE OVERVIEW AS OF 6/30/2001


--------------------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                                                    ------------------------------------------------------
   ACCOUNTS                     INCEPTION DATE      6-MONTH RETURN     1 YEAR      5 YEARS   10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------
   EQUITIES
   CREF Stock                       8/1/52                -8.25%         -15.99%     11.66%      13.10%        11.10%
   CREF Global Equities             5/1/92               -13.16          -24.76       8.48       --            11.53
   CREF Equity Index               4/29/94                -6.23          -13.98      13.60       --            16.08
   CREF Growth                     4/29/94               -15.57          -37.25      11.17       --            14.80

   EQUITIES & FIXED INCOME
   CREF Social Choice               3/1/90                -3.81           -5.62      11.62       12.44         12.24

   FIXED INCOME
   CREF Bond Market                 3/1/90                 3.24           11.07       7.30        7.80          7.98
   CREF Inflation-Linked Bond       5/1/97                 6.40           12.48      --          --             6.50
   CREF Money Market(3)             4/1/88                 2.50            5.89       5.50        4.97          5.76
--------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF VARIABLE ANNUITIES MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG/CHARTS/ RA-PERFORMANCE.HTML OR CALL 1-800-842-2776. PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN.(3) AS WITH ALL THE TIAA-CREF VARIABLE ANNUITY ACCOUNTS, THE FUNDS YOU INVEST IN THE CREF MONEY MARKET ACCOUNT ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE CURRENT YIELD MORE CLOSELY REFLECTS CURRENT EARNINGS THAN DOES THE TOTAL RETURN.

FROM THE CHAIRMAN:

[Graphic Omitted]


John H. Biggs, Chairman, President,
and Chief Executive Officer

Participants choose CREF's accounts with a view towards their long-term need to provide retirement income, and we manage the accounts with that in mind.


     During the first half of 2001, the heightened volatility in both the domestic and the foreign stock markets continued, and economic growth slowed markedly in many nations throughout the world. With more Americans involved in the stock market than ever before--as participants in employer-sponsored plans, as investors in IRAs and mutual funds, and as individual shareholders--there has been no shortage of speculation in the media about the outlook for stocks. Will stocks rebound strongly, or are there more severe declines ahead? Will economic growth resume its heady pace, or will we have to settle for more modest growth, or even brace for a recession?

     The latest economic data offer some encouraging signs, but they also raise some concerns. Consumer spending continued to grow during the first six months of 2001, with the sales of cars and new homes maintaining a faster clip than much of the rest of the economy. On the other hand, corporate spending dropped sharply, unemployment was up, and the strong dollar made it harder for U.S. businesses to compete abroad. Given these conflicting signals, it is no wonder that investors feel even more unsure about the future than usual.

     At uncertain times like these, it is worth noting that participants choose CREF's accounts with a view towards their long-term need to provide retirement income, and we manage the accounts with that in mind. Whether you are just beginning a career or enjoying your retirement--or are anywhere in between--it's the long-term performance of youR retirement accounts that is most important. Reviewing the CREF equity accounts, for example, shows that each of them has earned double-digit average annual compound rates of return since inception. The CREF Stock Account, in particular, is remarkable for having produced an average annual compound rate of return of 11.10 percent over its 49-year history. (Please see the inside front cover for more performance information.) Of course, as with any investments, past performance does not guarantee future results.

     Our participants continue to demonstrate their confidence in TIAA-CREF, as reflected by the continuing inflows of funds to their accounts. During the last six months, the CREF Inflation-Linked Bond Account topped $1 billion in assets, and the TIAA Real Estate Account approached the $3 billion mark. Another measure of the trust people have in us comes from the May 23 issue of AMERICAN BANKER. More than 18,000 consumers were asked which financial services organizations they trusted most and viewed as leaders in the industry. TIAA-CREF placed second, surpassed only by USAA, Inc., which provides financial services to U.S. military personnel, and ahead of all banks, brokerage firms, and insurance companies.

     While recent results in the equity accounts may be discouraging to new investors and troubling to annuitants, I would offer two reminders about the role of risk in any investment. One is that "spreading the risk" through diversification is a time-tested strategy that continues to work well, as the returns of TIAA-CREF's ten investment options have demonstrated again this year. The second is that it is often best to make changes in your investments gradually to avoid doing so at a time when the unit value of the holding is relatively low.

     If you are thinking of making changes in your accounts or are interested in exploring additional products, such as TIAA-CREF Life's new Universal Life policies, our Web Center can help. You'll find it at www.tiaa-cref.org. The new calculators there can estimate retirement income, match goals to the best-suited financial product, and offer guidance about asset allocation.

     As you probably know, the new tax law, which represents the largest tax cut since 1981, will increase the amounts you can contribute to an SRA or IRA and also makes significant changes in the minimum distribution requirements for retirees. The August issue of PARTICIPANT and the October issue of OUTREACH will provide suggestions for making the most of these new developments in your financial planning.

     As always, our individual consultants and the counselors at our phone centers are ready to answer any questions you may have. In May we opened TIAA-CREF's Southern Service Center in Charlotte, North Carolina, which will enable us to serve you even better and has ample room for the additional growth we expect to see in the coming years. Despite the current economic turmoil, TIAA-CREF is maintaining a long-term perspective and preparing for future opportunities. My hope is that, as participants, you are doing so too.


/s/ John H. Biggs
-----------------
JOHN H. BIGGS
CHAIRMAN, PRESIDENT, AND CHIEF EXECUTIVE OFFICER

FROM THE VICE CHAIRMAN:


[Graphic Omitted]

Martin L. Leibowitz, Vice Chairman
and Chief Investment Officer

The value of maintaining a diversified portfolio was pointedly demonstrated by the differences in the performance of CREF's eight variable annuity accounts.

     During the six months ending June 30, 2001, the markets in which the CREF Stock, Global Equities, and Growth Accounts invest experienced another period of high volatility. Exchanges in New York, London, Frankfurt, and Tokyo posted declines for the first half of 2001, and it was clear that the bull market that had enabled the S&P 500 Index to triple in five years--from March 1995 to March 2000--was over, at least for the time being.

     The fall in stock prices was accompanied by a slowdown in the domestic economy. The annual rate of growth in the United States' gross domestic product
(GDP), which had been 4.1 percent in 2000, slowed to 1.3 percent for the first quarter of 2001 and an estimated 0.7 percent for the second quarter. A similar rate of deceleration in growth occurred elsewhere. Britain and Germany grew at annualized rates of 1.7 percent and 1.5 percent, respectively, in the first quarter. In Japan, annualized GDP fell by 0.8 percent during that period.

     In the U.S., many factors contributed to the slowdown, including a drop in demand for some electronic and software products and a rise in energy prices. The Federal Reserve showed its concern about the slowdown's intensity by cutting the federal funds interest rate from 6.00 percent to 3.75 percent in a series of six reductions during the first half of 2001. In addition, Congress passed a tax package that included an immediate reduction in income tax rates intended in part to provide an additional stimulus to the economy. These measures, along with surprising strength in the levels of consumer spending, helped to boost stock prices in the second quarter, but not enough to offset declines earlier in the year.

     The S&P 500 Index declined 11.86 percent during the first quarter, then rebounded 5.85 percent during the second quarter, leaving the index down 6.70 percent at mid-year. The Nasdaq composite index was down 12.53 percent for first six months of the year, reflecting ongoing losses in the technology sector. During the same period, the Russell 3000(R) Index, which tracks a wide range of domestic stocks, lost 6.11 percent, and the Russell 3000(R) Growth Index, whicH includes many technology stocks, dropped 13.25 percent. The Morgan Stanley World Index registered a 10.66 percent decline in stock prices worldwide for the first half of the year, with the strong dollar magnifying the decline for American investors. For example, the 6.5 percent drop in the German DAX Index as of July 4, together with the weaker euro, led to a loss, in dollars, of 15.8 percent.

--------------------------------------------------------------------------------
MORNINGSTAR RATINGS OF CREF ACCOUNTS  as of 6/30/2001
--------------------------------------------------------------------------------

                                       Overall            3 Years            5 Years           10 Years
----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS           (Out of 5,214)     (Out of 5,214)     (Out of 3,769)     (Out of 1,453)
CREF Stock                               ***                ***               ****                ***
CREF Equity Index                       ****                ***               ****                --
CREF Growth                              ***                 **                ***                --
CREF Social Choice                      ****                ****              ****               ****
----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT       (Out of 1,210)     (Out of 1,210)      (Out of 865)            --
CREF Global Equities                    ****                ***               ****                --
----------------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT               (Out of 1,212)     (Out of 1,212)      (Out of 988)       (Out of 523)
CREF Bond Market                        *****              *****              *****              *****

----------------------------------------------------------------------------------------------------------

Source: Morningstar, Inc. 6/30/01. Morningstar is an independent service that rates mutual funds and variable annuities. Morningstar does not rate money market accounts. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receives five stars, the next 22.5% receives four stars, the next 35% receives three stars, the next 22.5% receives two stars, and the bottom 10% receives one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. Each fund is rated exclusively against U.S.-domiciled funds within its broad asset class. These ratings may change in the future.

--------------------------------------------------------------------------------
2  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

TOTAL RETURNS for the six months ended June 30, 2001
--------------------------------------------------------------------------

   CREF STOCK ACCOUNT                              -8.25%
   CREF Composite Index                            -7.89
   Russell 3000(R)Index                            -6.11
   Morgan Stanley Capital International
     EAFE + Canada Index                          -14.93
   Lipper Growth and Income Fund Index             -2.86

--------------------------------------------------------------------------

   CREF GLOBAL EQUITIES ACCOUNT                   -13.16%
   Morgan Stanley Capital International
     World Index                                  -10.66
   Lipper Global Fund Index                        -9.52
--------------------------------------------------------------------------
   CREF GROWTH ACCOUNT                            -15.57%
   Russell 3000(R)Growth Index                    -13.25
   Lipper Growth Fund Index                       -10.59

   PLEASE SEE PAGES 5, 7, AND 9 FOR MORE DETAILED PERFORMANCE INFORMATION.
--------------------------------------------------------------------------

     THE RUSSELL 3000(R) INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY. THE CREF COMPOSITE INDEX IS A WEIGHTED AVERAGE OF THE RUSSELL 3000 AND THE MSCI EAFE+CANADA INDICES.

     The movement of money from stocks into bonds that we saw last year continued. Net inflows of investments into U.S. funds that hold investment-grade bonds totaled $15.5 billion in the first six months of 2001. The Lehman Brothers Aggregate Bond Index gained 3.62 percent during the period, although returns dipped dramatically in the second quarter. This may reflect the view of many bond investors that the U.S. economy is about to rebound, limiting the prospect for further declines in interest rates.

     In the volatile markets of the last six months, the CREF Stock Account performed just under its composite benchmark. The CREF Global Equities and Growth accounts both underperformed their respective benchmarks. The CREF Growth Account suffered from poor performance in the technology sector, as explained in the commentary on performance on page 8. As of June 30, 2001, the CREF Global Equities Account received a four-star Overall Morningstar Rating(R), and the CREF Stock and Growth accounts each received a three-star Overall Morningstar Rating(R). (See the Morningstar table on the facing page.)

     The table above shows the total return (gains and losses plus investment income) for these CREF accounts during the past six months, compared with total returns for their respective benchmarks and for the average fund categories that best match their investment objectives, as measured by Lipper Analytical Services, Inc. Detailed performance information for each account appears on the pages immediately following this letter.

     Looking back over the past year, from July 2000 to the end of June 2001, the value of maintaining a diversified portfolio was pointedly demonstrated by the differences in the performance of CREF's eight variable annuity accounts. While the five accounts that invest in stocks registered losses that varied from
5.62 percent for Social Choice to 37.25 percent for the Growth Account, the fixed-income accounts posted gains ranging from 5.89 percent for the Money Market to 12.48 percent for the Inflation-Linked Bond Account. (Please see the inside front cover for more performance information.) During the same period, TIAA Real Estate Account returned 9.64 percent. Both the print and the broadcast media recently have been carrying the message that TIAA-CREF has conveyed to our participants for years: Diversification is a key component of prudent financial planning.

     Another important factor to keep in mind is the erosive effect of high expenses, which takes on special significance at times like these. As of June 30, 2001, the expense charges of the CREF Stock, Global Equities and Growth accounts ranged from 0.40 percent to 0.46 percent per year. According to Lipper Analytical Services, Inc., these continue to be among the very lowest expenses of any variable annuity funds with comparable investment objectives, and they compare very favorably to most mutual funds.

/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER

--------------------------------------------------------------------------------

This report contains detailed explanations of the investment results for the CREF Stock, Global Equities, and Growth Accounts for the six months ended June 30, 2001. A companion report provides similar information for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts--the other five accounts available under CREF variable annuities.

An annual report and a 10-K report for the TIAA Real Estate Account are available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call our Automated Telephone Service (see back cover).

--------------------------------------------------------------------------------

                      2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 3

STOCK ACCOUNT

   INVESTMENT OBJECTIVE

   The CREF Stock Account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

   PORTFOLIO PROFILE

   The account uses CREF's Dual Investment Management Strategy(SM), which combines stock selection and quantitative techniques. The account is divided into three segments:

    o The domestic Enhanced Index segment is designed to track the U.S. equity markets as a whole, as represented by the Russell 3000(R) Index. The segment does not invest in all 3,000 stocks in the index but uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the index, including yield and industry weight. This segment also employs special valuation and trading techniques to try to beat the performance of the Russell 3000.

    o The domestic Stock Selection segment contains a relatively small number of stocks that are individually selected for their investment potential.

    o The third segment invests in foreign stocks and other foreign equity securities, using both enhanced indexing and stock selection techniques. It tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (MSCI EAFE+Canada).

   PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

   The CREF Stock Account posted a return of -8.25 percent for the period, compared with the -7.89 percent return of its composite performance benchmark, a weighted average of the Russell 3000(R) and the MSCI EAFE+Canada indexes, and the -2.86 percent average return of similar funds, as measured by the Lipper Growth & Income Fund Index. We use a composite benchmark to measure account performance because the CREF Stock Account contains both domestic and foreign stocks.

      Both the domestic and international segments of the account underperformed their respective portions of the composite benchmark.

      Within the domestic segment, performance was helped by individual stock selections, including Tyco International, Corning Inc., and IBM. Another positive factor was our underweight position in Coca-Cola, which was down significantly. These factors were more than offset by an underweight in con-sumer cyclical companies and various technology and telecommunications companies. Other negative factors were holdings in the technology sector, including positions in Oracle and the data-storage company EMC Corp.

      Within the international segment, individual stock selections helped our performance versus the benchmark. These selections included consumer cyclical stocks, such as the Japanese auto companies Nissan and Honda, and health care stocks such as Serono SA and Glaxosmithkline plc. These positive factors were more than offset by holdings of technology companies such as Nokia and of UK-based utility and telecommunications companies such as Cable & Wireless plc and Energis plc.

$10,000 OVER TEN YEARS
[Data below represents line chart in the printed piece]

             Stock    Russell 3000(R)    MSCI EAFE
            Account      Index         +Canada Index
            -------   --------------   -------------
6/30/91      10000        10000           10000
6/30/92      11220        11472           9922
6/30/93      12860        13312           11859
6/30/94      13428        13444           13778
6/30/95      15981        16794           14090
6/30/96      19727        21163           15971
6/30/97      25132        27634           18132
6/30/98      31381        35594           19273
6/30/99      37013        42749           20693
6/30/2000    40759        46853           24582
6/30/2001    34243        40326           18668

The graph assumes a $10,000 investment in the CREF Stock Account, on June 30, 1991. It shows that, by June 30, 2001, the investment would have grown to $34,243. For comparison, the graph shows how $10,000 investments in the Stock Account's benchmarks did over the same period.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARKS

We use two benchmarks for the CREF Stock Account, the Russell 3000(R) Index, representing the U.S. stock market, and the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index, representing foreign stock markets. For a comparison with the account's performance, you might combine these two, weighting them according to the size of the account segments that track the two benchmarks. As of June 30, 2001, 81 percent of the account tracked the Russell 3000, and 19 percent tracked the MSCI EAFE + Canada.

     We use the Russell 3000 to measure the U.S. stock market because it includes 98 percent of the capitalization of all publicly traded U.S. stocks. The Standard & Poor's 500 Stock Index covers only about 75 percent.

--------------------------------------------------------------------------------

4 College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

PORTFOLIO COMPOSITION BY INVESTMENT STRATEGY AS OF 6/30/2001

[Pie chart omitted.]

Domestic Enhanced Index Segment    63.0%
International Segment              18.8%
Domestic Active Segment            18.2%

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

[Pie chart omitted.]

Financial Services                 20.1%
Technology                         17.0%
Health Care                        13.2%
Consumer Cyclical                  11.0%
Utilities                           9.5%
Consumer Non-Cyclical               8.2%
Energy                              6.3%
Other                              14.7%


TEN LARGEST HOLDINGS AS OF 6/30/2001

                                        SHARES       MARKET VALUE     PERCENT OF
COMPANY                             (IN MILLIONS)    (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------

General Electric Co                      73.8          $3,596.0          3.34
Exxon Mobil Corp                         29.4           2,569.8          2.39
Microsoft Corp                           30.2           2,206.3          2.05
Citigroup, Inc                           38.2           2,016.3          1.87
Pfizer, Inc                              45.1           1,807.5          1.68
AOL Time Warner, Inc                     30.0           1,588.4          1.48
Int'l Business Machines Corp             12.5           1,412.9          1.31
Intel Corp                               48.3           1,411.6          1.31
American Int'l Group, Inc                15.4           1,326.1          1.23
SBC Communications, Inc                  29.5           1,182.0          1.10


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                          AVERAGE ANNUAL COMPOUND                 CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1,2)              OF TOTAL RETURN(1,2)          ANNUAL     NET ASSETS
                                       1 YEAR     5 YEARS   10 YEARS       1 YEAR     5 YEARS    10 YEARS    EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNT                           -15.99%    11.66%     13.10%        -15.99%    73.59%     242.43%      0.40%      $107.7
Russell 3000(R)Index                    -13.93     13.76      14.96         -13.93     90.54      303.24
MSCI EAFE + Canada Index                -24.06      3.17       6.44         -24.06     16.89       86.68
Lipper Growth and Income Fund Index      -1.62     11.83      13.32          -1.62     74.90      249.30
Lipper International Fund Index         -22.21      5.52       8.36         -22.21     30.81      123.11
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF STOCK ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VIS-IT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/ra-performance.html OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE STOCK ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

                     2001 SEMI- ANNUAL REPORT College Retirement Equities Fund 5

GLOBAL EQUITIES ACCOUNT |

INVESTMENT OBJECTIVE

The CREF Global Equities Account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio consisting primarily of foreign and domestic common stocks.

PORTFOLIO PROFILE

  o The account invests at least 65 percent of its assets in equity securities of foreign and domestic companies. Typically, at least 40 percent of its assets is invested in foreign securities and at least 25 percent in domestic securities, as we deem appropriate. The remaining 35 percent is distributed between foreign and domestic securities.

  o The account uses CREF's Dual Investment Management Strategy (see page 4). The benchmark for its Enhanced Index segment--and for the account itself--is the Morgan Stanley Capital International (MSCI) World Index. For its Stock Selection segment, we select individual stocks and let the account's country and regional asset allocation evolve from that stock selection.

  o Investments are allocated to specific countries or regions based on several factors, including the attractiveness of particular markets and the size of a country's or a region's equity markets compared with the value of global markets.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Global Equities Account posted a return of -13.16 percent for the period, compared with the -10.66 percent return of its performance benchmark, the Morgan Stanley World Index, and the -9.52 percent average return of similar funds, as measured by the Lipper Global Fund Index.

     The average weightings during the period in each of the three regions of the account--Europe, Asia-Pacific, and North America--were roughly equal to the benchmark. The account's underperformance versus the benchmark was due mainly to the actively managed portion of our holdings in each region. As of June 30, 57.7 percent of the account's portfolio was held in the Stock Selection segment, and
42.3 percent was held in the Enhanced Index segment, which is managed using quantitative techniques.

$10,000 SINCE 5/1/1992 INCEPTION

[The table below represents a line chart in the printed piece.]

                               [NEED PLOT POINTS]

The graph assumes a $10,000 investment in the CREF Global Equities Account, on May 1, 1992. It shows that, by June 30, 2001, the investment would have grown to $27,216. For comparison, the graph shows how a $10,000 investment in the MSCI World Index, the Global Equities Account's benchmark, did over the same period.


     The performance of the account's North American holdings relative to the region's benchmark was affected by several positive factors. Astute stock selection, such as a position in Abbott Laboratories, within the poor-performing U.S. health care sector contributed positively. Similarly, an underweight position in Coca-Cola, which was weak during the period, and a position in Home Depot contributed to positive performance within consumer noncyclical companies. These results were more than offset by the negative relative performance of our holdings in telecommunications infrastructure companies such as Nortel Networks and JDS Uniphase and in telecommunications services companies such as Level 3 Communications.

     The performance of the account's Asia-Pacific holdings relative to the region's benchmark was helped by our selection of consumer noncyclical holdings such as Kao Corporation and Asahi Beverages and a significant overweight in the basic-industries sector, with positions in JGC Corporation and Tostem Corporation. This performance was more than offset by negative factors, including an overweight in the region's technology companies, where strong stock selection did not overcome the sector's continued weakness. Overweight positions in certain cyclical stocks such as Mitsubishi Heavy Industries and in the Japanese software firm Konami Company Ltd. also hurt performance.

     The performance of the account's European holdings relative to the region's benchmark was enhanced by consumer noncyclical holdings such as Dutch retailer Ahold NV and Unilever NV, and by health care holdings such as Serono SA. These factors were offset by a sector overweight in technology names, such as Spirent plc (a UK-based telecommunications equipment company), Nokia, and Infineon Technologies.

6    College Retirement Equities Fund   2001 SEMI-ANNUAL REPORT

THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Global Equities Account is the Morgan Stanley Capital International (MSCI) World Index. This index is an aggregate of 51 country indices--24 developed markets and 27 emerging markets. MSCI calculates indices by applying full market capitalization weights (price multiplied by the number of shares outstanding) for the securities in the index. MSCI calculates regional indices using GDP weightings for countries.

     In constructing its country indices, MSCI defines the securities listed (i.e., available for trading) in each country, sorts them into industry groups, and selects the largest ones within each industry (by market capitalization) until it has 60 percent of each industry represented. It deletes stocks without sufficient liquidity and corrects for cross-ownership among stocks in the index, then weights them all by market capitalization for each stock.

DIVERSIFICATION AMONG WORLD MARKETS AS OF 6/30/2001

[Pie chart omitted.]

United States                    50.9%
Japan                            11.6%
United Kingdom                   11.2%
Netherlands                       5.8%
Germany                           3.1%
France                            2.7%
Canada                            2.0%
Switzerland                       1.8%
Bermuda                           1.3%
18 Others                        9.60%


TEN LARGEST HOLDINGS AS OF 6/30/2001

                             SHARES      MARKET VALUE   PERCENT OF
COMPANY                  (IN MILLIONS)  (IN MILLIONS)   NET ASSETS     COUNTRY
--------------------------------------------------------------------------------
General Electric Co           3.9          $192.0          2.66    United States
Exxon Mobil Corp              1.6           141.2          1.96    United States
Microsoft Corp                1.8           131.8          1.83    United States
Citigroup, Inc                2.2           114.3          1.58    United States
Pfizer, Inc                   2.7           108.1          1.50    United States
AOL Time Warner, Inc          2.0           107.5          1.49    United States
Intel Corp                    3.1            90.7          1.26    United States
American Int'l Group, Inc     1.0            82.5          1.14    United States
Int'l Business Machines Corp  0.7            82.1          1.14    United States
Wal-Mart Stores, Inc          1.6            80.5          1.12    United States


PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

[Pie chart omitted.]

Financial Services              18.9%
Technology                      15.6%
Consumer Cyclical               11.9%
Health Care                     11.3%
Consumer Non-Cyclical            9.1%
Utilities                        7.9%
Energy                           6.5%
Other                           18.9%


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                   AVERAGE ANNUAL COMPOUND                  CUMULATIVE RATES
                                  RATES OF TOTAL RETURN(1,2)              OF TOTAL RETURN(1,2)
                                                        SINCE                                   SINCE        ANNUAL      NET ASSETS
                              1 YEAR       5 YEARS   INCEPTION(3)    1 YEAR       5 YEARS    INCEPTION(3)   EXPENSES   (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES ACCOUNT       -24.76%       8.48%       11.53%       -24.76%       50.25%       172.16%       0.46%         $7.2
MSCI World Index              -20.40        8.13        10.53        -20.40        47.82        150.45
Lipper Global Fund Index      -17.39        8.89        10.59        -17.39        53.06        151.53
------------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF GLOBAL EQUITIES ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG/CHARTS/RA-PERFORMANCE.HTML OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GLOBAL EQUITIES ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(3)  INCEPTION DATE: 5/1/1992

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  7

GROWTH ACCOUNT |

INVESTMENT OBJECTIVE

The CREF Growth Account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.


PORTFOLIO PROFILE

  o The account invests at least 80 percent of its assets in common stocks and other equity securities.

  o The account uses CREF's Dual Investment Management Strategy (see page 4). The Enhanced Index portion aims to exceed the Russell 3000(R) Growth Index.

  o The Stock Selection segment can invest in companies of all sizes, including: large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings; smaller, less-seasoned companies with growth potential; and companies in new and emerging areas of the economy.

  o The account can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on the investment opportunities, the account may have up to 60 percent of its assets in foreign securities.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The CREF Growth Account posted a return of -15.57 percent for the period, compared with the -13.25 percent return of its benchmark, the Russell 3000(R) Growth Index, and the -10.59 percent average return of similar funds, as measured by the Lipper Growth Fund Index. One reason the account's performance trailed its peers is that the Russell 3000(R) Growth Index is more heavily weighted toward rapidly growing companies than are broad market indices such as the S&P 500 Index, which was down only 6.70 percent at mid-year. Many funds in the Lipper Index use the S&P 500 as their benchmark.

     Like similar funds, the CREF Growth Account suffered from the continuing slowdown in the U.S. economy. Positions in the Stock Selection segment, which constituted 51.8 percent of the account as of June 30, contributed to the account's underperformance versus its benchmark. Performance was also adversely affected by exposure to technology infrastructure companies such as Oracle, which makes databases, and EMC Corporation, which provides data storage. Holdings in these large technology companies helped the account's performance during 2000, but they have not been immune to declining demand for technology products and services, and their share prices have slumped during 2001. Also contributing to the account's underperformance were underweight positions in more defensive technology names, such as IBM.

     Positive factors affecting the account's performance included stock positions within the health care sector, including Cardinal Health; holdings in Tyco International, Ltd.; and positive stock selection across a wide range of financial-services firms, the most significant of which was American International Group, Inc.

$10,000 SINCE 4/29/1994 INCEPTION

[The table below represents a line chart in the printed piece.]

                              [PLOT POINTS NEEDED]

The graph assumes a $10,000 investment in the CREF Growth Account, on April 29, 1994. It shows that, by June 30, 2001, the investment would have grown to $26,831. For comparison, the graph shows how a $10,000 investment in the Russell 3000 Growth Index, the Growth Account's benchmark, did over the same period.


THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Growth Account is the Russell 3000(R) Growth Index, representing the growth sector of the U.S. stock market.

     The Growth Index is a subset of the Russell 3000 Index, which comprehensively measures the U.S. stock market. The Growth Index consists of companies in the Russell 3000 with higher price-to-book ratios and higher forecast growth rates.

8  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

[Pie chart omitted.]

Consumer Products and Services    41.5%
Technology                        33.7%
Manufacturing and Materials       12.6%
Financial Services                 6.5%
Utilities                          2.6%
Energy                             1.7%
Other                              1.4%


TEN LARGEST HOLDINGS AS OF 6/30/2001

                                        SHARES       MARKET VALUE     PERCENT OF
COMPANY                             (IN MILLIONS)    (IN MILLIONS)    NET ASSETS
--------------------------------------------------------------------------------

General Electric Co                      18.7            $913.1          7.90
Microsoft Corp                            8.8             645.9          5.59
Pfizer, Inc                              14.1             564.9          4.89
AOL Time Warner, Inc                      8.1             427.1          3.70
Intel Corp                               14.0             408.1          3.53
Wal-Mart Stores, Inc                      5.5             266.8          2.31
Cisco Systems, Inc                       14.3             260.4          2.25
Oracle Corp                              13.3             253.2          2.19
American International Group, Inc         2.7             228.0          1.97
Home Depot, Inc                           4.7             220.0          1.90


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                   AVERAGE ANNUAL COMPOUND                  CUMULATIVE RATES
                                  RATES OF TOTAL RETURN(1,2)              OF TOTAL RETURN(1,2)
                                                        SINCE                                   SINCE        ANNUAL      NET ASSETS
                              1 YEAR       5 YEARS   INCEPTION(3)    1 YEAR       5 YEARS    INCEPTION(3)   EXPENSES   (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH ACCOUNT                 -37.25%      11.17%      14.80%        -37.25%      69.83%       169.39%       0.42%         $11.6
Russell 3000 Growth Index      -35.31       11.24       15.33         -35.31       70.30        178.41
Lipper Growth Fund Index       -22.49       12.30       14.18         -22.49       78.63        158.79
------------------------------------------------------------------------------------------------------------------------------------


(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF GROWTH ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VIS-IT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/ra-performance.html OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(3) INCEPTION DATE: 4/29/1994

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  9

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

                         SUMMARY BY COUNTRY (UNAUDITED)

                                                   VALUE (000)              %
                                                  ------------           ------
DOMESTIC:
   UNITED STATES ............................     $86,725,293            79.69%
                                                 ------------        ------
   TOTAL DOMESTIC ...........................      86,725,293            79.69
                                                 ------------        ------
FOREIGN:
   ARGENTINA ................................             170             0.00
   AUSTRALIA ................................         717,258             0.66
   AUSTRIA ..................................          10,574             0.00
   BELGIUM ..................................         236,948             0.22
   BERMUDA ..................................       1,043,606             0.96
   BRAZIL ...................................           5,272             0.00
   CANADA ...................................         986,449             0.91
   DENMARK ..................................         125,693             0.12
   FINLAND ..................................         323,464             0.30
   FRANCE ...................................       1,932,888             1.78
   GERMANY ..................................       1,262,201             1.16
   GREECE ...................................          40,993             0.04
   HONG KONG ................................         289,339             0.27
   HUNGARY ..................................           3,990             0.00
   INDIA ....................................         128,948             0.12
   IRELAND ..................................         170,174             0.16
   ISRAEL ...................................           1,776             0.00
   ITALY ....................................         845,994             0.78
   JAPAN ....................................       4,616,090             4.24
   LUXEMBOURG ...............................           9,391             0.00
   MALAYSIA .................................             223             0.00
   NETHERLANDS ..............................       1,326,723             1.22
   NEW ZEALAND ..............................          38,487             0.04
   NORWAY ...................................          80,205             0.07
   PORTUGAL .................................          80,100             0.07
   SINGAPORE ................................         126,298             0.12
   SOUTH AFRICA .............................          24,238             0.02
   SPAIN ....................................         504,217             0.46
   SWEDEN ...................................         294,887             0.27
   SWITZERLAND ..............................       1,381,777             1.27
   UNITED KINGDOM ...........................       3,648,257             3.35
                                                 ------------           ------
                                                   20,256,630            18.61
   SHORT TERM INVESTMENTS ...................       1,849,967             1.70
                                                 ------------           ------
   TOTAL PORTFOLIO ..........................    $108,831,890           100.00%
                                                 ============           ======
                         ------------------------------
  PRINCIPAL                                                          VALUE (000)
   -------                                                           ----------
BONDS--0.06%
CORPORATE BONDS--0.02%
  AEROSPACE AND DEFENSE--0.01%
                BAE SYSTEMS PLC
$    428,481  (1) 7.450%, 11/30/03 .............................    $        422
                BANCO NAC DE ECONO CV
   6,000,000      6.500%, 06/15/06 .............................           6,075
                                                                    ------------
                TOTAL AEROSPACE AND DEFENSE                                6,497
                                                                    ------------
  BASIC INDUSTRIES--0.01%
                FOSTER WHEELER LTD
   4,000,000      6.500%, 06/01/07 .............................           3,210
                INCO LTD
   2,800,000      0.000%, 03/29/21 .............................           1,547
                                                                    ------------
                TOTAL BASIC INDUSTRIES                                     4,757
                                                                    ------------
  CONSUMER CYCLICAL--0.00%
                CHARTER COMMUNICATIONS, INC
   3,000,000      4.750%, 06/01/06 .............................           3,198
                EXCEL LEGACY CORP
       6,000      9.000%, 11/05/04 .............................               5
       3,000      10.000%, 11/05/04 ............................               3
                SEGA ENTERPRISES LTD
  20,000,000  (2) 0.000%, 03/31/03 .............................             227
                UGLY DUCKLING CORP(SUBDEB)
     413,400    12.000%, 10/23/03 ..............................             413
                                                                    ------------
                TOTAL CONSUMER CYCLICAL                                    3,846
                                                                    ------------
  FINANCIAL SERVICES--0.00%
                AMP REINSURANCE NOTE
     480,277  (3) 7.000%, 02/10/05 .............................               0
                BANCA INTESA S.P.A. (CVDEB)
     210,884  (4) 4.700%, 01/01/03 .............................             323
                BANCA INTESA S.P.A. (CVDEB) (RISP)
      16,220  (4) 4.700%, 01/01/03 .............................              35
                NHI HEALTH (DEB)
     346,000      8.500%, 01/01/06 .............................             346
                NICHIEI CO LTD (CVDEB)
  30,000,000  (2) 0.875%, 03/31/05 .............................             282
                                                                    ------------
                TOTAL FINANCIAL SERVICES                                     986
                                                                    ------------

  TECHNOLOGY--0.00%
                 EXODUS COMMUNICATIONS, INC
  10,000,000      5.250%, 02/15/08 .............................           2,175
                LAM RESEARCH CORP
   1,000,000      4.000%, 06/01/06 .............................             983
                                                                    ------------
                TOTAL TECHNOLOGY                                           3,158
                                                                    ------------
                TOTAL CORPORATE BONDS
                  (COST $27,704)                                          19,244
                                                                    ------------
GOVERNMENT BONDS--0.04%
  U.S. TREASURY SECURITIES--0.04%
                U.S. TREASURY INFLATION INDEXED
  44,176,413    k3.625%, 07/15/02 ..............................          45,005
                U.S. TREASURY NOTE
     325,000      5.000%, 02/15/11 .............................             315
                                                                    ------------
                TOTAL U.S. TREASURY SECURITIES                            45,320
                                                                    ------------
                TOTAL GOVERNMENT BONDS
                  (COST $45,605)                                          45,320
                                                                    ------------
                TOTAL BONDS
                  (COST $73,309)                                          64,564
                                                                    ------------

----------
(1) Denominated in British Pounds
(2) Denominated in Japanese Yen
(3) Denominated in Australian Dollars
(4) Denominated in Italian Lira

     SHARES
     ------
PREFERRED STOCK--0.13%
  BASIC INDUSTRIES--0.01%

       1,339      DYCKERHOFF ZEMENTWERKE AG ....................              25
     197,739      FREEPORT-MCMORAN COPPER & GOLD, INC ..........           2,808
     132,287      SEALED AIR CORP (NEW) ........................           5,285
                                                                    ------------
                  TOTAL BASIC INDUSTRIES .......................           8,118
                                                                    ------------
  CONSUMER CYCLICAL--0.06%
     668,800      COMCAST CORP 10/15/29 ........................          33,507
      50,000      COMCAST CORP 11/15/29 ........................           2,294
     210,200      HARCOURT GENERAL, INC SERIES A ...............          15,870
       3,154      HUGO BOSS AG .................................             881
      36,037      MAN AG .......................................             616
     115,446      O'SULLIVAN INDUSTRIES HOLDINGS, INC ..........              35
       7,064      PORSCHE AG ...................................           2,434
      18,300      PRICE ENTERPRISES, INC .......................             288
      78,566      PROSIEBEN SAT.1 MEDIA AG .....................           1,131
     100,000      SIX FLAGS, INC 7.250%, 08/15/09 ..............           3,055
      37,551      VOLKSWAGEN AG ................................           1,144
                                                                    ------------
                  TOTAL CONSUMER CYCLICAL ......................          61,255
                                                                    ------------
  FINANCIAL SERVICES--0.03%
      46,715      CORRECTIONS CORP OF AMERICA (CLASS B) ........             649
           1    f*CRESTARAN INTERNATIONAL INVESTMENT BV ........               0
      18,432      KIMCO REALTY CORP SERIES D ...................             530
     240,555      MARSCHOLLER LAUT UND PARTNER .................          26,475
      11,020      PRIME RETAIL, INC ............................              37
                                                                    ------------
                  TOTAL FINANCIAL SERVICES .....................          27,691
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

10  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
  HEALTH CARE--0.01%
     941,176        ADVANCED MEDICINE SERIES C .................    $      8,471
     444,445        ADVANCED MEDICINE SERIES D .................           4,000
     816,100        FRESENIUS MEDICAL CARE HOLDINGS ............              33
       8,534        MEDIQ, INC (NEW) ...........................               2
   2,758,725      f NETGENICS, INC CV SERIES D .................           6,345
                                                                    ------------
                    TOTAL HEALTH CARE                                     18,851
                                                                    ------------
  TECHNOLOGY--0.00%
       9,807        SUPERIOR TRUST I SERIES A ..................             159
                                                                    ------------
                    TOTAL TECHNOLOGY                                         159
                                                                    ------------
  TRANSPORTATION--0.02%
     445,900        UNION PACIFIC CAPITAL TRUST ................          21,125
                                                                    ------------
                    TOTAL TRANSPORTATION                                  21,125
                                                                    ------------
  UTILITIES--0.00%
           1        TELENORTE-LESTE PARTICIPACOES S.A ..........               0
     150,000        VIATEL FINANCIAL TRUST 7.750%, 04/15/15 ....             150
                                                                    ------------
                    TOTAL UTILITIES                                          150
                                                                    ------------
                    TOTAL PREFERRED STOCK
                      (COST $151,364)                                    137,349
                                                                    ------------
COMMON STOCK--99.17%
  AEROSPACE AND DEFENSE--0.96%
     150,325        AAR CORP ...................................           2,571
      77,212      * ALLIANT TECHSYSTEMS, INC ...................           6,941
      83,400      * ARMOR HOLDINGS, INC ........................           1,251
       7,728      * AVIALL, INC ................................              85
  11,782,386        BAE SYSTEMS PLC ............................          56,423
   5,100,741        BOEING CO ..................................         283,601
      50,850      * DRS TECHNOLOGIES, INC ......................           1,169
   1,182,781      * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .....          38,346
     135,000        EMPRESA BRASILEIRA DE AERONAUTICA S.A ......           5,272
      34,970        ENGINEERED SUPPORT SYSTEMS, INC ............           1,370
     498,064        EUROPEAN AERONAUTIC DEFENSE AND SPACE CO NV            9,171
   2,180,113        GENERAL DYNAMICS CORP ......................         169,635
   8,819,505      * GENERAL MOTORS CORP (CLASS H) ..............         178,595
      44,973        HEICO CORP .................................             863
     124,030      * HEXCEL CORP ................................           1,581
      29,278      * INNOVATIVE SOLUTIONS & SUPPLIES ............             422
     120,400        KAMAN CORP (CLASS A) .......................           2,131
         500      * LADISH CO, INC .............................               7
   2,068,158        LOCKHEED MARTIN CORP .......................          76,625
      35,989      * MOOG, INC (CLASS A) ........................           1,402
     461,264        NORTHROP GRUMMAN CORP ......................          36,947
     190,329      * ORBITAL SCIENCES CORP ......................             738
     163,864      * PANAMSAT CORP ..............................           6,371
     180,548      * PEGASUS COMMUNICATIONS CORP ................           4,062
     567,563        PERKINELMER, INC ...........................          15,625
     293,695        PRECISION CASTPARTS CORP ...................          10,990
   1,938,547        RAYTHEON CO ................................          51,468
     222,911      * REMEC, INC .................................           2,764
  10,851,240        ROLLS-ROYCE PLC ............................          35,787
     616,808        SMITH GROUP PLC ............................           7,157
     171,737      * TELEDYNE TECHNOLOGIES, INC .................           2,610
     140,865      e THALES S.A .................................           5,101
      97,611      * TRIUMPH GROUP, INC .........................           4,783
      93,864      * VIASAT, INC ................................           2,241
      26,669        ZODIAC S.A .................................           6,475
                                                                    ------------
                   TOTAL AEROSPACE AND DEFENSE                         1,030,580
                                                                    ------------

 BASIC INDUSTRIES--3.52%
   1,021,963        ABITIBI CONSOLIDATED, INC ..................           7,812
      59,458        ACERINOX S.A ...............................           1,651
      22,940     b* ACME METALS, INC ...........................               2
      46,627        ACS ACTIVIDADES CONS Y SERV ................           1,292
      17,477     e* AEP INDUSTRIES, INC ........................             618
     204,191        AGGREKO PLC ................................           1,350
     237,788        AGRIUM, INC ................................           2,352
   1,359,608        AIR PRODUCTS & CHEMICALS, INC ..............          62,202
     327,836      * AIRGAS, INC ................................           3,901
     471,209        AK STEEL HOLDING CORP ......................           5,909
     465,561        AKZO NOBEL NV ..............................          19,707
     113,369      * ALBANY INTERNATIONAL CORP (CLASS A) ........           2,143
     155,306        ALBEMARLE CORP .............................           3,598
     848,391      * ALCAN INC ..................................          35,666
   6,631,408        ALCOA, INC .................................         261,277
         200        ALICO, INC .................................               6
     391,312        ALLEGHENY TECHNOLOGIES, INC ................           7,079
      53,934      * ALLTRISTA CORP .............................             636
       7,065        ALUMINIUM OF GREECE S.A.I.C ................             202
     152,854        AMCOL INTERNATIONAL CORP ...................             917
   2,321,817        AMCOR LTD ..................................           7,810
     207,208        AMEC PLC ...................................           1,472
     363,833      * AMERICAN STANDARD COS, INC .................          21,866
      10,576        AMERICAN WOODMARK CORP .....................             406
       7,700        AMERON INTERNATIONAL CORP ..................             514
     166,422        ANGLO AMERICAN PLATINUM CORP LTD ...........           7,411
     208,302        APTARGROUP, INC ............................           6,755
     122,301        ARCH CHEMICALS, INC ........................           2,670
     207,335        ARCH COAL, INC .............................           5,364
     204,861     e* ARMSTRONG HOLDINGS, INC ....................             727
   6,505,000        ASAHI KASEI CORP ...........................          27,330
      63,482        ASSIDOMAN AB ...............................           1,318
      75,000        ASTRAZENECA PLC (SPONS ADR) ................           3,506
     176,700     b* ATKINSON (G.F.) CO OF CALIFORNIA ...........               0
      36,300      * AVATAR HOLDINGS, INC .......................             835
       3,600      * AVIATION SALES CO ..........................               6
     179,284        BALL CORP ..................................           8,527
     227,900        BARRATT DEVELOPMENTS PLC ...................           1,151
   1,174,286        BARRICK GOLD CORP ..........................          17,874
      50,401        BARRICK GOLD CORP (U.S.) ...................             764
     932,490        BASF AG ....................................          36,551
   1,005,142      e BAYER AG ...................................          39,144
     298,831        BEMIS CO ...................................          12,004
     116,806        BERKELEY GROUP PLC .........................           1,180
   3,098,549      * BETHLEHEM STEEL CORP .......................           6,259
   8,617,854        BHP BILLITON LTD ...........................          45,495
   9,034,311      * BHP BILLITON LTD (BONUS) ...................          47,694
   2,880,942        BHP BILLITON PLC ...........................          14,353
      34,686        BILFINGER & BERGER BAU AG ..................             602
     503,430        BLACK & DECKER CORP ........................          19,865
     478,579        BLUE CIRCLE INDUSTRIES PLC .................           3,313
     666,744        BOC GROUP PLC ..............................           9,752
      18,847        BOEHLER-UDDEHOLM AG. (BR) ..................             702
     285,874        BOISE CASCADE CORP .........................          10,054
     789,420        BORAL LTD ..................................           1,154
     257,835        BOWATER, INC ...............................          11,536
     391,940        BPB PLC ....................................           1,512
      66,492        BRUSH ENGINEERED MATERIALS, INC ............           1,064
     175,989      * BUCKEYE TECHNOLOGIES, INC ..................           2,534
      45,120        BUDERUS AG .................................           1,031
      87,352        BUHRMANN NV ................................             813
       3,277      * BUILDING MATERIALS HOLDING CORP ............              50
         300        BUTLER MANUFACTURING CO ....................               8
     505,829        CABOT CORP .................................          18,220
     142,159      * CABOT MICROELECTRONICS CORP ................           8,814
     205,181        CALGON CARBON CORP .........................           1,611
     161,720        CAMBREX CORP ...............................           8,180
     139,263        CAMECO CORP ................................           2,927
     147,554        CARAUSTAR INDUSTRIES, INC ..................           1,357
         800      * CARBIDE/GRAPHITE GROUP, INC ................               1
     177,272        CARLISLE COS, INC ..........................           6,181
     133,723        CARPENTER TECHNOLOGY CORP ..................           3,917
   3,925,721        CARTER HOLT HARVEY LTD .....................           2,682
         400        CASTLE (A.M.) & CO .........................               5
      22,833        CEMENTIR S.P.A .............................              63
      37,002        CENTEX CONSTRUCTION PRODUCTS, INC ..........           1,203

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  11

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)
     359,783        CENTEX CORP ................................    $     14,661
      49,900        CENTURY ALUMINUM CO ........................             800
     255,090      * CHAMPION ENTERPRISES, INC ..................           2,903
      36,174        CHEMED CORP ................................           1,307
      85,901        CHEMFIRST, INC .............................           2,251
      82,368        CHESAPEAKE CORP ............................           2,039
     446,000        CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD ....             772
         500      * CHIYODA CORP ...............................               1
      59,511        CIBA SPECIALTY CHEMICALS AG. (REGD) ........           3,468
     110,646        CIMPOR CIMENTOS DE PORTUGAL ................           2,145
     151,570        CLARCOR, INC ...............................           4,070
     123,425        CLARIANT AG. (REGD) ........................           2,970
     540,914        CLAYTON HOMES, INC .........................           8,503
      56,377        CLEVELAND-CLIFFS, INC ......................           1,043
      19,000      * COEUR DALENE MINES CORP ....................              25
     263,439      * COLLINS & AIKMAN CORP ......................           1,633
     141,311      * COMFORT SYSTEMS U.S.A., INC ................             512
      83,173        COMINCO LTD ................................           1,535
      68,547        COMMERCIAL METALS CO .......................           2,196
     122,963      e COMPAGNIE DE SAINT-GOBAIN S.A ..............          16,708
     215,657        CONSOL ENERGY, INC .........................           5,456
   4,382,633      * CORUS GROUP PLC ............................           3,744
     149,947      * CORVAS INTERNATIONAL, INC ..................           1,766
     195,468        CRH PLC (IRELAND) ..........................           3,277
   4,170,636        CRH PLC (UNITED KINGDOM) ...................          70,970
     691,992        CROMPTON CORP ..............................           7,543
      39,305        CROSSMANN COMMUNITIES, INC .................           1,560
     825,174      * CROWN CORK & SEAL CO, INC ..................           3,094
       3,305     b* CROWN VANTAGE, INC .........................               0
   2,652,659      * CSR LTD ....................................           9,569
     259,666      * CYTEC INDUSTRIES, INC ......................           9,867
   4,550,714        DAICEL CHEMICAL INDUSTRIES LTD .............          15,909
     936,000        DAINIPPON INK & CHEMICALS, INC .............           2,627
     107,241        DAITO TRUST CONSTRUCTION CO LTD ............           1,819
     696,000        DAIWA HOUSE INDUSTRY CO LTD ................           5,458
     325,710      * DAL-TILE INTERNATIONAL, INC ................           6,042
     103,478      * DEL WEBB CORP ..............................           4,004
      34,340      * DELTA GOLD LTD .............................              28
      59,808        DELTIC TIMBER CORP .........................           1,722
     563,000        DENKI KAGAKU KOGYO K K .....................           1,909
     134,170      * DIONEX CORP ................................           4,461
      61,057        DOFASCO, INC ...............................             982
     147,810        DOMTAR, INC ................................           1,365
   6,447,072        DOW CHEMICAL CO ............................         214,365
     165,000        DOWA MINING CO LTD .........................             794
     419,363        GRUPO DRAGADOS S.A .........................           5,272
       9,380        DSM NV .....................................             326
   5,747,013        DU PONT (E.I.) DE NEMOURS & CO .............         277,236
       1,028        DYCKERHOFF AG ..............................              28
     232,088     e* EARTHSHELL CORP ............................             789
     431,913        EASTMAN CHEMICAL CO ........................          20,572
           4      * ECOGEN, INC ................................               0
     670,290        ECOLAB, INC ................................          27,462
      97,045        ELCOR CORP .................................           1,965
      67,784        ELKEM AS ...................................           1,122
      48,107      * EMCOR GROUP, INC ...........................           1,739
     330,725      * ENCOMPASS SERVICES CORP ....................           2,960
      13,955      * ENCORE WIRE CORP ...........................             166
      99,336      * ENERGY CONVERSION DEVICES, INC .............           2,781
     787,704        ENGELHARD CORP .............................          20,315
      13,213        ERAMET .....................................             403
     179,237      * ETHYL CORP .................................             242
      71,100        FALCONBRIDGE LTD ...........................             761
       2,100        b* FAMILY GOLF CENTERS, INC ................               0
     223,225        FERRO CORP .................................           4,869
     184,745        FLEETWOOD ENTERPRISES, INC .................           2,601
     456,435        FLETCHER BUILDING LTD ......................             435

   2,345,018      * FLETCHER CHALLENGE FORESTS LTD .............             283
      96,961        FLORIDA ROCK INDUSTRIES, INC ...............           4,547
     451,011        FLUOR CORP (NEW) ...........................          20,363
     158,695      * FMC CORP ...................................          10,880
      90,029      * FOAMEX INTERNATIONAL, INC ..................             666
     147,705        FOMENTO CONSTRUCCIONES Y CONTRATAS S.A .....           2,814
       1,514        FORBO HOLDING AG. (REGD) ...................             643
     202,569        FOSTER WHEELER LTD .........................           1,833
     370,000        FRANCO-NEVADA MINING CORP LTD ..............           4,747
     588,328      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASSA)           5,901
     193,919      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASSB)           2,143
       1,000      * FUJITA CORP ................................               0
      81,878        FULLER (H.B.) CO ...........................           4,086
     515,488      * GAYLORD CONTAINER CORP (CLASS A) ...........             541
      34,032        GENTEK, INC ................................             180
     170,276        GEORGIA GULF CORP ..........................           2,639
   1,235,982        GEORGIA-PACIFIC CORP (GEORGIA PACIFIC GROUP)          41,838
     443,285        GEORGIA-PACIFIC CORP (TIMBER CO) ...........          15,847
      85,929        GIBRALTAR STEEL CORP .......................           1,684
     162,873        GLATFELTER (P.H.) CO .......................           2,323
         967        GLAVERBEL S.A ..............................              73
          55      * GLAVERBEL S.A. (STRIP VVPR) ................               0
     200,000        GOLD FIELDS LTD ............................             899
     584,876        GOODRICH CORP ..............................          22,214
     353,724        b* GRACE W.R. & CO .........................             619
     177,971        GRANITE CONSTRUCTION, INC ..................           4,524
     253,400        GREAT LAKES CHEMICAL CORP ..................           7,817
      69,647        GREIF BROTHERS CORP (CLASS A) ..............           2,114
       4,337        GRUPO EMPRESARIAL ENCE S.A .................              58
   1,389,455        HANSON PLC .................................          10,230
       1,000      * HASEKO CORP ................................               0
       1,000      * HAZAMA-GUMI LTD ............................               0
      34,500      * HECLA MINING CO ............................              40
      23,132        HEIDELBERGER ZEMENT AG. (BELGIUM) ..........           1,004
       7,547        HEIDELBERGER ZEMENT AG. (GERMANY) ..........             330
      23,132        * HEIDELBERGER ZEMENT AG. (STRIP VVPR) .....               0
      49,145        HELLENIC TECHNODOMIKI S.A ..................             271
     611,251      * HERCULES, INC ..............................           6,907
           1      * HIMACHAL FUTURISTIC COMMUNICATIONS LTD .....               0
       9,034      e HOCHTIEF AG ................................             165
         802      * HOLCIM LTD (BR) RTS ........................               2
      58,861        HOLCIM LTD (BR) SERIES B ...................          11,985
       2,336        HOLCIM LTD (REGD) ..........................             115
      42,927        HOLMEN AB SERIES B FREE ....................             856
   1,430,109        HOMESTAKE MINING CO ........................          11,083
     354,616        HORTON (D.R.), INC .........................           8,050
      31,192      * HOVNANIAN ENTERPRISES, INC (CLASS A) .......             453
     775,018        ILUKA RESOURCES LTD ........................           1,942
     627,088        IMC GLOBAL, INC ............................           6,396
       8,286        IMERYS S.A .................................             821
      94,391        IMPALA PLATINUM HOLDINGS LTD ...............           4,723
   1,006,812        IMPERIAL CHEMICAL INDUSTRIES PLC ...........           5,905
     116,231      * IMPREGILO S.P.A ............................              64
     769,245      e INAX CORP ..................................           5,286
     368,876      * INCO LTD CO ................................           6,368
     898,160      * INCO LTD CO (U.S.) .........................          15,502
     107,675      * INSITUFORM TECHNOLOGIES, INC (CLASS A) .....           3,930
     176,126      * INTEGRATED ELECTRICAL SERVICES, INC ........           1,717
   2,756,918        INTERNATIONAL PAPER CO .....................          98,422
      78,927      * INTERNATIONAL SPECIALTY PRODUCTS, INC ......             837
      59,300        INTERPOOL, INC .............................             931
     571,000      * ISHIHARA SANGYO KAISHA LTD .................           1,282
      91,497      e ITALCEMENTI S.P.A ..........................             716
      11,611        ITALCEMENTI S.P.A. (S/S) ...................              41
     114,350      * IVEX PACKAGING CORP ........................           2,173
     154,809      * JACOBS ENGINEERING GROUP, INC ..............          10,098
     443,439        JAMES HARDIE INDUSTRIES LTD ................           1,195
     161,000        JAPAN STEEL WORKS LTD ......................             232

                       SEE NOTES TO FINANCIAL STATEMENTS

12  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)
     357,494        JEFFERSON SMURFIT GROUP PLC ................    $        660
     294,000        JGC CORP ...................................           2,452
     313,745        JOHNSON MATTHEY PLC ........................           4,730
     149,000        JSR CORP ...................................           1,122
     142,516      * KAISER ALUMINUM CORP .......................             567
     865,000        KAJIMA CORP ................................           2,206
         750        KANDENKO CO LTD ............................               4
     341,000        KANEKA CORP ................................           3,087
   3,058,000      * KAWASAKI STEEL CORP ........................           3,629
     268,150        KB HOME ....................................           8,090
       9,054        KEMIRA OYJ .................................              46
   3,694,004        KIMBERLY-CLARK CORP ........................         206,495
     276,000        KINDEN CORP ................................           1,715
     131,000        KUREHA CHEMICAL INDUSTRY CO LTD ............             426
     179,840        LAFARGE CORP ...............................           6,026
     913,937      e LAFARGE S.A. (BR) ..........................          78,148
      72,368      f LAFARGE S.A. 2001 ..........................           6,188
      66,740        L'AIR LIQUIDE S.A ..........................           9,588
      60,500     f* LAIR LIQUIDE S.A. (REGD) 2001 ..............           8,692
     215,000        LANG CORP LTD ..............................           1,201
     251,296        LEIGHTON HOLDINGS LTD ......................           1,066
     296,016        LENNAR CORP ................................          12,344
     182,598        LENNOX INTERNATIONAL, INC ..................           1,999
         461      * LENZING AG .................................              32
     131,767        LINDE AG ...................................           5,522
       1,800        LIQUI-BOX CORP .............................              70
     149,594      * LONE STAR TECHNOLOGIES, INC ................           5,415
     274,550        LONGVIEW FIBRE CO ..........................           3,382
       4,595        LONMIN PLC .................................              66
       6,783        LONZA AG. (REGD) ...........................           3,958
     580,513        LOUISIANA PACIFIC CORP .....................           6,809
      20,800        LSI INDUSTRIES, INC ........................             487
     560,036   b,e* LTV CORP ...................................              73
     293,131        LUBRIZOL CORP ..............................           9,102
       2,300      * LYDALL, INC ................................              28
     426,837        LYONDELL CHEMICAL CO .......................           6,565
       3,404        M/I SCHOTTENSTEIN HOMES, INC ...............             134
      95,991        MACDERMID, INC .............................           1,728
      76,000        MAEDA ROAD CONSTRUCTION CO LTD .............             305
     292,056        MARTIN MARIETTA MATERIALS, INC .............          14,454
   2,717,866        MASCO CORP .................................          67,838
     396,705        MASSEY ENERGY CO ...........................           7,839
     138,516      * MATTSON TECHNOLOGY, INC ....................           2,421
         100      * MAUI LAND & PINEAPPLE CO ...................               3
       9,430        MAYR-MELNHOF KARTON AG .....................             417
     140,579        MDC HOLDINGS, INC ..........................           4,976
     509,698        MEAD CORP ..................................          13,833
         100      * MESTEK, INC ................................               2
     135,859        METALS U.S.A., INC .........................             285
     197,372        METRIS COS, INC ............................           6,653
     341,011        MILLENNIUM CHEMICALS, INC ..................           5,132
   5,495,990        MIM HOLDINGS LTD ...........................           3,351
     106,447        MINERALS TECHNOLOGIES, INC .................           4,569
         836        MISAWA HOMES CO LTD ........................               2
   2,514,000        MITSUBISHI CHEMICAL CORP ...................           6,733
     574,000        MITSUBISHI GAS CHEMICAL CO, INC ............           2,306
     910,000        MITSUBISHI MATERIALS CORP ..................           1,948
     252,000        MITSUBISHI PAPER MILLS LTD .................             436
     518,400        MITSUI CHEMICALS, INC ......................           2,082
     920,000        MITSUI MINING & SMELTING CO LTD ............           4,064
      55,119      * MOBILE MINI, INC ...........................           1,818
      97,500        MONSANTO CO ................................           3,608
     190,267      * MUELLER INDUSTRIES, INC ....................           6,262
      79,999      * NANOPHASE TECHNOLOGIES CORP ................             884
   4,992,701        NATIONAL ALUMINIUM CO LTD ..................           6,267
         450        NATSTEEL LTD ...............................               0
     109,464      * NATIONAL STEEL CORP (CLASS B) ..............             188

      13,953        NCH CORP ...................................             546
      95,610      * NCI BUILDING SYSTEMS, INC ..................           1,745
       1,136      * NEW WORLD INFRASTUCTURE LTD ................               1
     294,477        NEWCREST MINING LTD ........................             672
   1,069,278        NEWMONT MINING CORP ........................          19,899
     122,000        NIPPON KAYAKU CO LTD .......................             655
     293,000        NIPPON LIGHT METAL CO LTD ..................             338
     142,000        NIPPON OIL & FATS CO LTD ...................             310
     172,000        NIPPON SANSO CORPORATION ...................             685
     142,000        NIPPON SHOKUBAI CO LTD .....................             635
   7,703,000      * NIPPON STEEL CORP ..........................          11,673
       1,576        NIPPON UNIPAC HOLDING ......................           8,845
     371,000      e NISHIMATSU CONSTRUCTION CO LTD .............           1,434
     134,000        NISSAN CHEMICAL INDUSTRIES LTD .............           1,107
   2,721,000      * NKK CORP ...................................           2,705
     140,737        NL INDUSTRIES, INC .........................           1,949
     156,494        NORANDA, INC ...............................           1,670
   2,327,301        NORMANDY MINING LTD ........................           1,466
      78,809        NORSKE SKOGINDUSTRIER ASA ..................           1,194
      49,394      * NORTEK, INC ................................           1,542
     374,800        NOVA CHEMICALS CORP ........................           7,811
     482,574        NOVAR PLC ..................................           1,089
      82,745        NOVOZYMES A/S (CLASS B) ....................           1,727
      85,995        NS GROUP, INC ..............................           1,148
     432,534        NUCOR CORP .................................          21,147
      46,802      * NVR, INC ...................................           6,927
     128,221      * OAKLEY, INC ................................           2,372
     788,000        OBAYASHI CORP ..............................           3,064
      21,161      * OCTEL CORP .................................             344
         100        OGLEBAY NORTON CO ..........................               3
     724,334        OJI PAPER CO LTD ...........................           3,583
     310,000        OKUMURA CORP ...............................           1,141
     203,555        OLIN CORP ..................................           3,458
     148,175        OM GROUP, INC ..............................           8,335
     180,679        OMNOVA SOLUTIONS, INC ......................           1,315
     783,193        ONESTEEL LTD ...............................             366
     130,499      * OREGON STEEL MILLS, INC ....................           1,109
     370,952        ORICA LTD ..................................             839
   2,479,485      * ORIGIN ENERGY LTD ..........................           3,779
         600      * OSMONICS, INC ..............................               8
     148,815        OUTOKUMPU OYJ SERIES A .....................           1,203
     134,245   b,e* OWENS CORNING ..............................             270
     899,494      * OWENS-ILLINOIS, INC ........................           6,099
     276,127      * PACKAGING CORP OF AMERICA ..................           4,288
     845,290      * PACTIV CORP ................................          11,327
      66,072      * PALM HARBOR HOMES, INC .....................           1,437
   2,016,528        PAPERLINX LTD ..............................           4,160
       1,302      * PEABODY ENERGY CORP ........................              43
     102,545        PECHINEY S.A. SERIES A .....................           5,209
      35,410        PENN ENGINEERING & MANUFACTURING CORP ......             620
      37,972        PENN VIRGINIA CORP .........................           1,249
      19,000        PENTA OCEAN CONSTRUCTION CO LTD ............              26
     237,216        PENTAIR, INC ...............................           8,018
      66,041      * PENWEST PHARMACEUTICALS CO .................           1,023
      54,643      * PERINI CORP ................................             546
     424,351        PHELPS DODGE CORP ..........................          17,611
         100        PHILIP SERVICES CORP .......................               0
   1,020,874        PILKINGTON PLC .............................           1,443
         600        PITT-DES MOINES, INC .......................              21
     938,941        PLACER DOME, INC ...........................           9,157
      38,548        PLACER DOME, INC (U.S.) ....................             378
     264,212      e PLUM CREEK TIMBER CO, INC ..................           7,432
     538,895        POLYONE CORP ...............................           5,610
      73,889        POPE & TALBOT, INC .........................             954
       3,516        PORTLAND VALDERRIVAS S.A ...................              76
     386,671        PORTUCEL INDUSTRIA EMPRESA .................             311
      93,809        POTASH CORP OF SASKATCHEWAN ................           5,378
      87,800        POTASH CORP OF SASKATCHEWAN, INC (U.S) .....           5,040

                        SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   13

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)
     147,397        POTLATCH CORP ..............................    $      5,072
   1,010,421        PPG INDUSTRIES, INC ........................          53,118
     959,108        PRAXAIR, INC ...............................          45,078
       1,000        PRESTIGE PROPERTY HOLDINGS LTD .............               0
     193,622        PULTE HOMES, INC ...........................           8,254
       3,088        QUAKER CHEMICAL INSURANCE CORP .............              59
      88,519        QUANEX CORP ................................           2,293
     178,684        RAUTARUUKKI OYJ SERIES K ...................             611
     150,397        RAYONIER, INC ..............................           6,986
     133,056        RELIANCE INDUSTRIES LTD ....................           1,050
     115,441        RELIANCE STEEL & ALUMINUM CO ...............           2,915
     323,811        REXAM PLC ..................................           1,407
      17,185        RHI AG .....................................             335
     981,652        RIO TINTO LTD ..............................          17,028
   3,452,659        RIO TINTO LTD PLC (REGD) ...................          61,280
     253,982        RMC GROUP PLC ..............................           2,447
       6,322        ROABOKE ELECTRIC STEEL CORP ................             110
      66,571        ROCK-TENN CO (CLASS A) .....................             815
   1,210,233        ROHM & HAAS CO .............................          39,817
     599,776        RPM, INC ...................................           5,518
      87,538      * RTI INTERNATIONAL METALS, INC ..............           1,335
     122,988        RYERSON TULL, INC ..........................           1,659
      83,095        RYLAND GROUP, INC ..........................           4,205
      85,000        SANWA SHUTTER CORP .........................             238
      32,876        SAPA AB ....................................             480
     975,563        SASOL LTD ..................................           8,907
   5,000,000        SATYAM COMPUTER SERVICES LTD ...............          17,857
     375,000      e SATYAM COMPUTER SERVICES ADR ...............           3,274
     462,686        SCA AB SERIES B ............................           9,797
     108,566      * SCHULER HOMES, INC (CLASS A) ...............           1,470
     164,633        SCHULMAN (A.), INC .........................           2,223
     169,220      * SCICLONE PHARMACEUTICALS, INC ..............             987
     364,322      * SEALED AIR CORP ............................          13,571
     437,000        SEKISUI CHEMICAL CO LTD ....................           1,808
     754,150        SEKISUI HOUSE LTD ..........................           6,404
     483,000        SEMBCORP MARINE LTD ........................             256
     216,110     e* SHAW GROUP, INC ............................           8,666
   1,197,618        SHERWIN-WILLIAMS CO ........................          26,587
     415,000        SHIMIZU CORP ...............................           1,694
   1,842,745        SHIN-ETSU CHEMICAL CO LTD ..................          67,670
      17,700        SHO-BOND CORP ..............................             198
   1,376,378      * SHOWA DENKO K.K ............................           1,964
     454,481        SIGMA ALDRICH CORP .........................          17,552
      53,200      * SILGAN HOLDINGS, INC .......................             934
      46,095      * SIMPSON MANUFACTURING CO, INC ..............           2,789
     637,136        SKANSKA AB SERIES B FREE ...................           6,029
      36,265        SKYLINE CORP ...............................             986
     579,079        SMURFIT (JEFFERSON) GROUP PLC ..............           1,071
   1,635,834      * SMURFIT-STONE CONTAINER CORP ...............          26,501
   3,708,307        SNIA S.P.A .................................           6,718
     551,338        SOLUTIA, INC ...............................           7,030
     103,172        SOLVAY S.A .................................           5,110
     581,563        SONOCO PRODUCTS CO .........................          14,469
     116,826        SONS OF GWALIA LTD .........................             538
     101,309        SOUTHERN PERU COPPER CORP ..................           1,251
      84,000        SPARTECH CORP ..............................           2,029
         400      * SPECIAL METALS CORP ........................               1
     148,460        ST. JOE CO .................................           3,992
     146,764        STANDARD-PACIFIC CORP ......................           3,398
     500,161        STANLEY WORKS ..............................          20,947
      34,000      f STARRETT (L.S.) CO (CLASS B) ...............             697
     217,689      * STEEL DYNAMICS, INC ........................           2,721
     359,575      * STILLWATER MINING CO .......................          10,518
      55,919        b* STONE & WEBSTER, INC ....................              74
     418,500        STORA ENSO OYJ .............................           4,535
   1,729,000        SUMITOMO CHEMICAL CO LTD ...................           7,805
     225,000        SUMITOMO FORESTRY CO LTD ...................           1,434

   4,444,000      * SUMITOMO METAL INDUSTRIES LTD ..............           2,672
     741,000        SUMITOMO METAL MINING CO LTD ...............           3,464
     474,687        SUMITOMO OSAKA CEMENT CO LTD ...............             990
         239      * SUNSHINE MINING & REFINING (NEW) ...........               0
      60,281        SVENSKT STAL AB (SAAB) SERIES A ............             521
      80,448        SVENSKT STAL AB (SSAB) SERIES B ............             665
     152,278      * SYNGENTA AG ................................           8,006
       9,319      * SYNGENTA AG. ADR ...........................             101
   1,091,200        TAIHEIYO CEMENT CORP .......................           2,310
     874,000        TAISEI CORP ................................           2,130
     528,596        TAYLOR WOODROW PLC .........................           1,450
      61,185      * TECHNICAL OLYMPIC S.A ......................             140
     733,082      * TECK CORP LTD (CLASS B) ....................           6,256
     253,781        TEMPLE-INLAND, INC .........................          13,524
     499,000        TENMA CORP .................................           6,494
     115,783      * TERRA INDUSTRIES, INC ......................             452
     116,795        TEXAS INDUSTRIES, INC ......................           4,017
     515,886        THYSSENKRUPP AG ............................           6,770
      28,243        TITAN CEMNT CO S.A .........................             922
     109,810     e* TITANIUM METALS CORP .......................           1,098
     308,000        TODA CONSTRUCTION CO .......................           1,069
     574,000        TOKYO OHKA KOGYO CO LTD ....................           8,740
     133,288      * TOLL BROTHERS, INC .........................           5,240
     700,000        TOSOH CORP .................................           2,043
     153,380      e TOSTEM CORP ................................           2,521
     435,700      e TOTO LTD ...................................           3,036
     551,900        TOYO SEIKAN KAISHA LTD .....................           7,903
     592,323      * TRANSURBAN GROUP ...........................           1,354
     135,696        TREDEGAR CORP ..............................           2,599
     131,423        TRELLEBORG AB SERIES B FREE ................             990
      31,280      * TREX CO, INC ...............................             602
         699        TRMONT CORP ................................              25
       1,000      * U S CONCRETE, INC ..........................               8
   1,089,000        UBE INDUSTRIES LTD .........................           2,200
      29,044      e UNION MINIERE GROUP S.A ....................           1,153
       9,000        UNION TOOL CO ..............................             372
      78,501        UNIVERSAL FOREST PRODUCTS, INC .............           1,766
     241,558        UPM-KYMMENE OYJ ............................           6,828
      33,247        UPONOR OYJ .................................             484
      11,341        URALITA S.A ................................              59
      89,811      * URS CORP ...................................           2,425
          97      * US AGGREGATES, INC .........................               0
     430,704        USEC, INC ..................................           3,631
     250,288   b,e* USG CORP ...................................           1,056
     308,878      e USINOR S.A .................................           3,240
     456,720        USX (U.S. STEEL GROUP) .....................           9,203
      54,520      * VELOCITYHSI, INC ...........................               2
      92,832      e VINCI S.A ..................................           5,914
      84,715      * VIOHALCO S.A ...............................             787
      39,445        VOEST-ALPINE STAHL AG ......................           1,199
     560,534        VULCAN MATERIALS CO ........................          30,129
     160,695   b,e* WASHINGTON GROUP INTERNATIONAL, INC ........              10
      17,039      * WASHINGTON GROUP INTERNATIONAL, INC
                      WTS03/11/03 ..............................               1
     138,563        WATSCO, INC ................................           1,954
     272,657        WAUSAU-MOSINEE PAPER CORP ..................           3,515
      73,800        WD-40 CO ...................................           1,926
      22,223      * WEIRTON STEEL CORP .........................              14
     167,634        WELLMAN, INC ...............................           3,001
      59,487        WEST PHARMACEUTICAL SERVICES, INC ..........           1,606
     484,420        WESTVACO CORP ..............................          11,767
   1,460,235        WEYERHAEUSER CO ............................          80,269
      37,462      e WIENERBERGER BAUSTOFF AG ...................             634
     565,402        WILLAMETTE INDUSTRIES, INC .................          27,987
     324,019        WIMPEY (GEORGE) PLC ........................             872
   4,353,230        WMC LTD ....................................          21,190
     843,089        WOLSELEY PLC ...............................           6,296
      43,486      * WOLVERINE TUBE, INC ........................             721


                       SEE NOTES TO FINANCIAL STATEMENTS

14   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)
     396,909        WORTHINGTON INDUSTRIES, INC ................    $      5,398
     231,590        YORK INTERNATIONAL CORP ....................           8,110
                                                                    ------------
                    TOTAL BASIC INDUSTRIES                             3,787,218
                                                                    ------------
  CONSUMER CYCLICAL--10.99%
      38,240      * 1-800 CONTACTS, INC ........................             948
     100,263      * 99 CENTS ONLY STORES .......................           3,003
      98,200        AARON RENTS, INC ...........................           1,669
     522,678      * ABERCROMBIE & FITCH CO (CLASS A) ...........          23,259
     222,834     e* ACCLAIM ENTERTAINMENT, INC .................           1,087
         643      * ACCLAIM ENTERTAINMENT, INC WTS 3/16/03 .....               1
     274,773        ACCOR S.A ..................................          11,596
      50,104        ACKERLEY GROUP, INC ........................             562
       3,400      * ACME COMMUNICATIONS, INC ...................              28
      72,595     e* ACTION PERFORMANCE COS, INC ................           1,815
     195,792      * ACTV, INC ..................................             652
     400,503     e* ADELPHIA COMMUNICATIONS CORP (CLASS A) .....          16,421
      59,250        ADVANCED MARKETING SERVICES, INC ...........           1,235
       1,400      * AFC ENTERPRISES, INC .......................              27
   1,173,050        AIRTOURS PLC ...............................           4,768
       9,673      * ALEXANDER'S, INC ...........................             581
      38,274      * ALLIANCE GAMING CORP .......................           1,503
      67,070      * AMC ENTERTAINMENT, INC .....................             872
      15,943      * AMERCO .....................................             356
      54,094      * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC              920
      58,600     e* AMERICAN CLASSIC VOYAGES CO ................             205
     251,399      * AMERICAN EAGLE OUTFITTERS, INC .............           8,859
     369,814        AMERICAN GREETINGS CORP (CLASS A) ..........           4,068
      62,900     b* AMERICAN HOMESTAR CORP .....................               4
     448,773      * AMERICREDIT CORP ...........................          23,314
         100      * AMERISTAR CASINOS, INC .....................               2
     144,788     e* AMES DEPARTMENT STORES, INC ................             201
     210,511        AMEY PLC ...................................           1,007
         500      * AMF BOWLING, INC ...........................               0
      53,384      * ANCHOR GAMING, INC .........................           3,450
     147,497      * ANNTAYLOR STORES CORP ......................           5,280
  29,970,176      * AOL TIME WARNER, INC .......................       1,588,419
      80,600        AOYAMA TRADING CO LTD ......................           1,083
     127,431        APOGEE ENTERPRISES, INC ....................           1,592
     525,112      * APOLLO GROUP, INC (CLASS A) ................          22,291
      10,812      * APOLLO GROUP-UNIVERSITY OF PHOENIX ONLINE ..             460
     221,498        APPLEBEE'S INTERNATIONAL, INC ..............           7,088
     155,700     b* APS HOLDINGS CORP (CLASS A) ................               1
     118,257        ARCTIC CAT, INC ............................           1,715
     133,769      * ARGOSY GAMING CO ...........................           3,713
     419,957     e* ARISTOCRAT LEISURE LTD .....................           1,504
     394,351        ARVINMERITOR, INC ..........................           6,601
      46,300        ASATSU-DK, INC .............................             939
       1,000      * ASICS CORP .................................               1
  20,142,519      * A T & T CORP - LIBERTY MEDIA GROUP (CLASS A)         352,293
      16,100        AUTOBACS SEVEN CO LTD ......................             445
     733,740      e AUTOGRILL S.P.A ............................           7,908
   3,780,847        AUTOLIV, INC ...............................          65,333
   1,250,000        AUTOLIV, INC ...............................          21,474
       9,000        AVEX, INC ..................................             763
     202,772      * AZTAR CORP .................................           2,454
     167,735      * BALLY TOTAL FITNESS HOLDING CORP ...........           4,967
         600        BANDAG, INC ................................              16
      73,900        BANDAG, INC (CLASS A) ......................           1,729
      91,774        BARNES GROUP, INC ..........................           2,267
   1,249,241        BASS PLC ...................................          13,054
       2,862        BASSETT FURNITURE INDUSTRIES, INC ..........              36
      54,100        BAYCORP HOLDINGS LTD .......................             274
     424,599        BBA GROUP PLC ..............................           1,496
      97,075      * BE FREE, INC ...............................             118
      39,719      * BEASLEY BROADCAST GROUP, INC (CLASS A) .....             675
      15,500      * BEBE STORES, INC ...........................             452
   1,620,143      * BED BATH & BEYOND, INC .....................          48,604
      15,268        BEKAERT S.A ................................             543
       2,000        BELLSYSTEM24, INC ..........................             662
     351,800      f BELO (A.H.) CORP (CLASS B) .................           6,628
     160,849        BELO CORP SERIESA ..........................           3,030
      38,533     b* BEN FRANKLIN RETAIL STORES, INC ............               0
      74,209      e BENETTON GROUP S.P.A .......................             995
      25,711      * BHC COMMUNICATIONS, INC (CLASS A) ..........           3,574
     612,291      * BIG LOTS, INC ..............................           8,376
     167,345        BLOCKBUSTER, INC (CLASS A) .................           3,054
     219,716        BOB EVANS FARMS, INC .......................           3,955
     133,080      * BOCA RESORTS, INC (CLASS A) ................           1,960
     141,378        BORGWARNER, INC ............................           7,015
     177,381        BOWNE & CO, INC ............................           2,040
     212,245      * BOYD GAMING CORP ...........................           1,220
     253,394      * BOYDS COLLECTION LTD .......................           3,147
     647,895      e BRIDGESTONE CORP ...........................           6,779
     644,350      * BRINKER INTERNATIONAL, INC .................          16,656
   1,509,163      * BRITISH SKY BROADCASTING GROUP PLC .........          14,518
      93,180        BROWN SHOE CO, INC .........................           1,682
     493,632        BRUNSWICK CORP .............................          11,862
      44,000      * BUCA, INC ..................................             957
      59,497      * BUCKLE, INC ................................           1,124
     700,485        BULGARI S.P.A ..............................           7,336
     118,865        BURLINGTON COAT FACTORY WAREHOUSE CORP .....           2,377

      46,600        BUSH INDUSTRIES, INC (CLASS A) .............             613
     557,080      * CABLEVISION SYSTEMS CORP (CLASS A) .........          32,589
     263,646      * CABLEVISION SYSTEMS CORP
                      (RAINBOW MEDIA GROUP) ....................           6,802
    229,500    b,e* CALDOR CORP ................................               0
      33,200      * CALIFORNIA PIZZA KITCHEN, INC ..............             772
     421,700        CALLAWAY GOLF CO ...........................           6,663
      64,162        CANADIAN TIRE CORP (CLASS A) ...............           1,099
     137,003        CANAL PLUS S.A .............................             409
      28,000        CAPCOM CO LTD ..............................             970
     724,847        CARLTON COMMUNICATIONS PLC .................           3,425
      16,300        CARNIVAL CORP ..............................             500
     152,000        CASIO COMPUTER CO LTD ......................             884
      16,009      * CASTORAMA DUBOIS S.A .......................           3,441
     312,584      * CATALINA MARKETING CORP ....................           9,537
      75,700        CATO CORP (CLASS A) ........................           1,478
     324,095        CBRL GROUP, INC ............................           5,493
     154,746      * CEC ENTERTAINMENT, INC .....................           7,637
      80,748      * CENTRAL GARDEN & PET CO ....................             766
      62,400      * CHAMPIONSHIP AUTO RACING TEAMS, INC ........             998
       8,779        CHARLES VOGELE HOLDING AG ..................             977
     108,416      * CHARLOTTE RUSSE HOLDING, INC ...............           2,906
     617,603      * CHARMING SHOPPES, INC ......................           3,706
     681,635      * CHARTER COMMUNICATIONS (CLASS A) ...........          15,916
     112,631     e* CHICO'S FAS, INC ...........................           3,351
     110,137     e* CHILDREN'S PLACE RETAIL STORES, INC ........           2,952
     249,578      * CHOICE HOTELS INTERNATIONAL, INC ...........           3,744
      96,572      * CHRIS-CRAFT INDUSTRIES, INC ................           6,895
      77,057      * CHRISTOPHER & BANKS CORP ...................           2,512
      47,500        CHURCHILL DOWNS, INC .......................           1,191
     112,825        CLAIRE'S STORES, INC .......................           2,184
     108,618        CLAIRE'S STORES, INC (CLASS A) .............           2,103
   4,818,712      * CLEAR CHANNEL COMMUNICATIONS, INC ..........         302,133
     214,700      * CLEAR CHANNEL COMMUNICATIONS, INC
                      WTS 09/18/01 .............................           1,981
      17,556      e CLUB MEDITERRANEE S.A ......................             968
      28,100     b* CML GROUP, INC .............................               0
      78,300        COACHMEN INDUSTRIES, INC ...................           1,037
      16,323      * COLDWATER CREEK, INC .......................             424
      36,240      * COLE NATIONAL CORP (CLASS A) ...............             535
   2,996,850        COLES MYER LTD .............................           9,623
      57,286      * COLUMBIA SPORTSWEAR CO .....................           2,921
     681,300      * COMCAST CORP (CLASS A) .....................          29,262
   4,934,410      * COMCAST CORP (CLASS A) (SPECIAL) ...........         214,153
   2,824,679        COMPASS GROUP PLC ..........................          22,604

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  15

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
     106,778        CONTINENTAL AG .............................    $      1,505
     361,577        COOPER TIRE & RUBBER CO ....................           5,134
     213,282      * COPART, INC ................................           6,238
       6,992        CORTEFIEL S.A ..............................              98
   1,051,293      * COX COMMUNICATIONS, INC (CLASS A) ..........          46,572
     182,213      * COX RADIO, INC (CLASS A) ...................           5,075
      40,487        CPI CORP ...................................             992
      74,181      * CROWN MEDIA HOLDINGS, INC (CLASS A) ........           1,376
      29,978      * CSS INDUSTRIES, INC ........................             772
     148,923      * CUMULUS MEDIA, INC (CLASS A) ...............           2,022
     356,000        CYCLE & CARRIAGE LTD .......................             625
     429,000     e* DAIEI, INC .................................             815
     292,023        DAILY MAIL & GENERAL TRUST PLC .............           3,045
     190,315        DAIMARU, INC ...............................             798
      29,888        DAIMLERCHRYSLER AG .........................           1,378
     810,639      e DAIMLERCHRYSLER AG. (REGD) .................          37,197
   1,065,277        DANA CORP ..................................          24,864
     528,433        DANAHER CORP ...............................          29,592
     744,379        DARDEN RESTAURANTS, INC ....................          20,768
     502,354        DAVID JONES LTD ............................             286
      20,520      * DAY RUNNER, INC ............................               6
   3,135,190        DELPHI AUTOMOTIVE SYSTEMS CORP .............          49,944
   2,141,693        DENSO CORP .................................          40,870
       3,098        D'IETEREN S.A ..............................             487
     174,309      * DIGITAL GENERATION SYSTEMS, INC ............             723
         612     e* DIGITAL IMPACT, INC ........................               1
     412,719        DILLARD'S, INC (CLASS A) ...................           6,302
     111,883     e* DIRECT FOCUS, INC ..........................           5,314
         598      * DISCOUNT AUTO PARTS, INC ...................               6
  13,009,708        DISNEY (WALT) CO ...........................         375,850
   3,325,720        DIXONS GROUP PLC ...........................          10,898
   1,478,141        DOLLAR GENERAL CORP ........................          28,824
     132,423      * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .......           3,178
     569,957      * DOLLAR TREE STORES, INC ....................          15,868
     220,340        DONALDSON CO, INC ..........................           6,864
     497,155        DONNELLEY (R.R.) & SONS CO .................          14,766
      37,552        DOUGLAS HOLDING AG .........................           1,001
      41,335        DOVER DOWNS ENTERTAINMENT, INC .............             637
      31,956        DOW JONES & CO, INC ........................           1,908
     206,300      f DOW JONES & CO, INC (CLASS B) ..............          12,318
      84,300      * DRESS BARN, INC ............................           1,918
      97,731      * DURA AUTOMOTIVE SYSTEMS, INC ...............           1,564
   1,877,018        EASTMAN KODAK CO ...........................          87,619
       4,184     b* EDISON BROTHERS STORES WTS 09/26/05 ........               0
      34,656      * ELIZABETH ARDEN, INC .......................             846
   6,091,044        ELSEVIER NV ................................          75,803
     175,551     e* EM.TV & MERCHANDISING AG ...................             334
   2,450,494        EMI GROUP PLC ..............................          13,854
     190,105      * EMMIS COMMUNICATIONS CORP (CLASS A) ........           5,846
       8,400      * ENESCO GROUP, INC ..........................              51
     144,740      * ENTERCOM COMMUNICATIONS CORP ...............           7,760
     300,220      * ENTRAVISION COMMUNICATIONS CORP ............           3,693
     147,600        EQUITY INNS, INC ...........................           1,446
     781,263        ESPRIT HOLDINGS LTD ........................             856
     107,564        EXIDE CORP .................................           1,237
     387,072      * EXTENDED STAY AMERICA, INC .................           5,806
     116,474        FACTSET RESEARCH SYSTEMS, INC ..............           4,158
     820,180        FAMILY DOLLAR STORES, INC ..................          21,021
      52,000        FAMILYMART CO LTD ..........................             848
      89,000        FAST RETAILING CO LTD ......................          15,485
      92,570        FEDDERS CORP ...............................             481
     153,550        FEDDERS CORP (CLASS A) .....................             676
     361,042      e FEDERAL-MOGUL CORP .........................             610
   1,309,723      * FEDERATED DEPARTMENT STORES, INC ...........          55,663
     272,089        FELCOR LODGING TRUST, INC ..................           6,367
     607,181      e FIAT S.P.A .................................          11,874
      35,539        FIAT S.P.A. (PRIV) .........................             461
      28,786        FIAT S.P.A. DI RISP ........................             343
      27,240      * FINISH LINE, INC (CLASS A) .................             340
     480,000        FIRST CAPITAL CORP LTD .....................             387
     289,623        FISHER & PAYKEL INDUSTRIES LTD .............           1,374
         200        FISHER COMMUNICATIONS, INC .................              15
      41,054        FLORIDA EAST COAST INDUSTRIES, INC (CLASSB)            1,449
      12,055        FOLLI-FOLLIE S.A ...........................             226
     118,151      * FOOTSTAR, INC ..............................           4,064
  13,110,945        FORD MOTOR CO (NEW) ........................         321,874
      79,075        FOREST CITY ENTERPRISES, INC (CLASS A) .....           4,349
      90,371      * FOSSIL, INC ................................           1,875
      24,131        FOUR SEASONS HOTELS, INC ...................           1,335
     751,295      * FOX ENTERTAINMENT GROUP, INC (CLASS A) .....          20,961
      59,053        FRED'S, INC ................................           1,521
         800        FRIEDMANS, INC (CLASS A) ...................               9
      88,584        FRISCHS RESTAURANTS, INC ...................           1,227
          50        FUJI DENKI REIKI CO LTD ....................               0
   2,614,000        FUJI PHOTO FILM CO LTD .....................         112,760
         434        FUJI TELEVISION NETWORK, INC ...............           2,495
     125,109        G & K SERVICES, INC (CLASS A) ..............           3,365
   1,559,038        GANNETT CO, INC ............................         102,741
   3,455,699        GAP, INC ...................................         100,215
         200        GARAN, INC .................................               7
     103,928      * GAYLORD ENTERTAINMENT CO ...................           2,993
       9,531        b* GC COS, INC .............................               4
   1,545,016      * GEMSTAR-TV GUIDE INTERNATIONAL, INC ........          65,818
     183,497        GENCORP, INC ...............................           2,349
   3,029,754        GENERAL MOTORS CORP ........................         194,965

     119,463      * GENESCO, INC ...............................           4,014
      84,219      * GENESISINTERMEDIA, INC .....................           1,579
     448,215      * GENTEX CORP ................................          12,492
     959,082        GENUINE PARTS CO ...........................          30,211
   1,782,000        GIORDANO INTERNATIONAL LTD .................             925
     699,777        GKN PLC ....................................           6,712
          82      * GOLDEN BOOKS FAMILY ENTERTAINMENT, INC
                      01/27/02 .................................               0
     750,500        GOODYEAR TIRE & RUBBER CO ..................          21,014
       2,300      * GOTTSCHALKS, INC ...........................               8
     174,509        GRACO, INC .................................           5,759
   4,134,214        GRANADA PLC ................................           8,678
      22,929        GRAY COMMUNICATIONS SYSTEMS, INC ...........             437
   2,104,209        GREAT UNIVERSAL STORES PLC .................          18,008
       2,000        GREY GLOBAL GROUP, INC .....................           1,330
      78,938      * GROUP 1 AUTOMOTIVE, INC ....................           2,337
      68,654        GRUPO PRISA S.A ............................             732
     191,161        GRUPPO EDITORALE L'ESPRESSO S.P.A ..........             722
      40,000        GUCCI GROUP NV .............................           3,297
      39,800      * GUESS?, INC ................................             267
     145,276      * GUITAR CENTER, INC .........................           3,070
      24,170      * GULFMARK OFFSHORE, INC .....................             761
     322,000        GUNZE LTD ..................................           1,293
     147,001      * GYMBOREE CORP ..............................           1,250
         900        HANCOCK FABRICS, INC .......................               8
     129,678      * HANDLEMAN CO ...............................           2,172
      68,000        HANKYU DEPARTMENT STORES, INC ..............             405
     489,843      * HANOVER DIRECT, INC ........................              59
      88,023        HARCOURT GENERAL, INC ......................           5,122
   1,790,042        HARLEY-DAVIDSON, INC .......................          84,275
     182,718        HARMAN INTERNATIONAL INDUSTRIES, INC .......           6,960
     687,745      * HARRAH'S ENTERTAINMENT, INC ................          24,277
     238,744        HARTE-HANKS, INC ...........................           5,911
     502,081      e HAVAS ADVERTISING SA .......................           5,526
      92,200        HAVERTY FURNITURE COS, INC .................           1,378
      95,456     e* HAYES LEMMERZ INTERNATIONAL, INC ...........             611
     128,940      * HEARST-ARGYLE TELEVISION, INC ..............           2,579
      19,428        HELLENIC DUTY FREE SHOPS S.A ...............             231
     719,952        HENNES & MAURITZ AB SERIES B ...............          12,335
   8,481,880      * HERO HONDA MOTORS LTD ......................          26,064

                       SEE NOTES TO FINANCIAL STATEMENTS

16   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
       5,164      * HIBBETT SPORTING GOODS, INC ................    $        191
   2,056,281        HILTON GROUP PLC ...........................           6,912
   1,990,721        HILTON HOTELS CORP .........................          23,092
     142,000      * HINO MOTORS LTD ............................             664
     573,236      * HISPANIC BROADCASTING CORP .................          16,446
     198,140        HOLLINGER INTERNATIONAL, INC ...............           2,724
         600      * HOLLYWOOD CASINO CORP ......................               5
     205,423      * HOLLYWOOD ENTERTAINMENT CORP ...............           1,738
      84,262      * HOLLYWOOD MEDIA CORP .......................             505
   3,936,000      e HONDA MOTOR CO LTD .........................         172,942
     416,000        HONG KONG & SHANGHAI HOTELS LTD ............             192
      94,900      * HOT TOPIC, INC .............................           2,951
     143,521        HOUGHTON MIFFLIN CO ........................           8,601
      77,306        HUDSONS BAY CO .............................             831
     110,375      * IHOP CORP (NEW) ............................           2,964
      38,189     e* IMPCO TECHNOLOGIES, INC ....................           1,350
     667,881        INDEPENDENT NEWS & MEDIA PLC ...............           1,329
     149,100        INDEPENDENT NEWSPAPERS LTD .................             231
      63,491      * INFORMATION HOLDINGS, INC ..................           2,051
     208,673      * INSIGHT COMMUNICATIONS CO, INC .............           5,217
     320,785        INTERACTIVE DATA CORP ......................           2,887
     430,185      * INTERNATIONAL GAME TECHNOLOGY ..............          26,994
     158,219        INTERNATIONAL SPEEDWAY CORP (CLASS A) ......           6,645
   1,901,584        INTERPUBLIC GROUP OF COS, INC ..............          55,811
     168,158      * INTERTAN, INC ..............................           2,354
     450,738        INTIMATE BRANDS, INC .......................           6,793
     100,980      * INTRANET SOLUTIONS, INC ....................           3,842
      39,200        INTRAWEST CORP .............................             775
     163,000        ISETAN CO LTD ..............................           1,725
     137,150      * ISLE OF CAPRI CASINOS, INC .................           1,289
     728,355        ITO-YOKADO CO LTD ..........................          33,580
     247,652      * JACK IN THE BOX, INC .......................           6,464
          50      * JACOBSON STORES, INC .......................               0
     105,467      * JAKKS PACIFIC, INC .........................           1,972
          86        JELMOLI HOLDINGS AG. (BR) ..................             108
     167,000      * JO-ANN STORES, INC (CLASS B) ...............             377
   1,073,791        JOHN FAIRFAX HOLDINGS LTD ..................           2,210
     482,751        JOHNSON CONTROLS, INC ......................          34,985
     603,167      * JONES APPAREL GROUP, INC ...................          26,057
     228,099      * JOURNAL REGISTER CO ........................           3,672
     236,100     b* JUMBOSPORTS, INC ...........................               1
     219,000        JUSCO CO LTD ...............................           4,829
      47,450   b,e* JUST FOR FEET, INC .........................               0
   2,781,996      * KMART CORP .................................          31,909
      17,061        K-SWISS, INC (CLASS A) .....................             412
       6,298      * K2, INC ....................................              72
      16,100        KADOKAWA SHOTEN PUBLISHING CO LTD ..........             274
     414,215      * KANEBO LTD .................................           1,083
      98,252      e KARSTADT QUELLE AG .........................           3,049
     145,489        KELLWOOD CO ................................           3,361
      76,377      * KENNETH COLE PRODUCTIONS, INC (CLASS A) ....           1,539
     131,069        KESCO OYJ SERIES B .........................             938
     105,408      * KEY3MEDIA GROUP, INC .......................           1,224
     186,342        KIMBALL INTERNATIONAL, INC (CLASS B) .......           3,373
   2,073,061        KINGFISHER PLC .............................          11,218
     108,011        KIRBY CORP .................................           2,662
     548,739      e KNIGHT-RIDDER, INC .........................          32,540
   1,692,131      * KOHLS CORP .................................         106,147
     156,712        KONAMI CO LTD ..............................           7,150
     220,974     e* KRISPY KREME DOUGHNUTS, INC ................           8,839
      38,468      * KROLL-O'GARA CO ............................             364
       3,917        KUONI REISEN HOLDINGS (REGD) (CLASS B) .....           1,517
   1,329,000        KURARAY CO LTD .............................           9,889
     340,395        LA-Z-BOY, INC ..............................           6,297
     297,796        LAGARDERE SCA ..............................          14,018
     337,160      * LAMAR ADVERTISING CO (CLASS A) .............          14,835
      21,610        LAMBRAKIS PRESS S.A ........................             125
     145,311        LANDRY'S RESTAURANTS, INC ..................           2,470
      73,118      * LANDS' END, INC ............................           2,936
      61,200        LASALLE HOTEL PROPERTIES ...................           1,091
      53,000        LAWSON, INC ................................           1,955
     339,277      * LEAR CORP ..................................          11,841
     232,836        LEE ENTERPRISES, INC .......................           7,684
      14,400      f LEE ENTERPRISES, INC (CLASS B) .............             475
   1,159,854        LEGGETT & PLATT, INC .......................          25,552
      32,561      * LEICA GEOSYSTEMS AG ........................           9,329
      91,765        LIBBEY, INC ................................           3,644
     109,518      * LIBERTY DIGITAL, INC (CLASS A) .............             667
      13,800      * LIBERTY LIVEWIRE CORP (CLASS A) ............             121
   1,128,149      * LIBERTY SATELLITE & TECHNOLOGY, INC ........           2,877
         861      * LIFEMINDERS, INC ...........................               1
   5,088,675        LIMITED, INC ...............................          84,065
     224,460      * LINENS `N THINGS, INC ......................           6,132
     321,069        LIZ CLAIBORNE, INC .........................          16,198
      66,092      * LODGENET ENTERTAINMENT CORP ................           1,157
     132,819        LONE STAR STEAKHOUSE & SALOON, INC .........           1,725
     125,391      * LUBY'S, INC ................................           1,228
     190,490     b* LURIA (L.) & SON, INC ......................               0
     613,613      e LVMH MOET HENNESSY LOUIS VUITTON S.A .......          30,909
      11,466      * LYNCH INTERACTIVE CORP .....................             722
      52,300      * MADDEN (STEVEN) LTD ........................             956
      78,335        MAN AG .....................................           1,698
     357,561      * MANDALAY RESORT GROUP ......................           9,797
     100,315        MARCUS CORP ................................           1,399

     252,821        MARINE PRODUCTS CORP .......................           1,074
      10,276      * MARKETWATCH.COM, INC .......................              25
   5,105,900        MARKS & SPENCER PLC ........................          18,814
   1,132,117        MARRIOTT INTERNATIONAL, INC (CLASS A) ......          53,594
      51,538     e* MARTHA STEWART LIVING OMNIMEDIA, INC
                      (CLASS A) ................................           1,191
     500,000        MARUI CO LTD ...............................           7,216
       3,819      * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ..               0
       6,468     e* MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ..               1
     219,500      * MASCOTECH, INC ESCROW ......................               0
   5,096,576        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ......          79,767
     603,350        MATSUSHITA ELECTRIC INDUSTRIAL LTD CO ADR ..           9,533
   3,495,698        MAY DEPARTMENT STORES CO ...................         119,763
     442,554        MAYTAG CORP ................................          12,949
     114,550        MCCLATCHY CO (CLASS A) .....................           4,479
   7,801,613        MCDONALD'S CORP ............................         211,112
   1,135,847        MCGRAW-HILL COS, INC .......................          75,136
     102,559        MEDIA GENERAL, INC (CLASS A) ...............           4,718
      91,706      * MEDIACOM COMMUNICATIONS CORP ...............           1,284
   2,357,311      e MEDIASET S.P.A .............................          19,837
      35,098      * MEDIS TECHNOLOGIES LTD .....................             386
     167,344      * MEN'S WEARHOUSE, INC .......................           4,619
       3,300        MEREDITH CORP ..............................             118
     200,900      f MEREDITH CORP (CLASS B) ....................           7,194
      65,740      * METRO ONE TELECOMMUNICATIONS, INC ..........           4,265
     100,197      * METRO-GOLDWYN-MAYER, INC ...................           2,269
     355,007      * MGM MIRAGE .................................          10,636
     168,619      * MICHAELS STORES, INC .......................           6,913
     129,392        MICHELIN S.A. (CLASS B) ....................           4,094
      95,700      * MICROS SYSTEMS, INC ........................           2,105
      83,706        MIDAS, INC .................................           1,055
     169,687     e* MIDWAY GAMES, INC ..........................           3,139
      12,002      * MILLENNIUM CELL, INC .......................             127
         500        MIRAMAR HOTEL & INVESTMENT CO LTD ..........               0
     734,000        MITSUBISHI RAYON CO LTD ....................           2,607
     371,000      e MITSUKOSHI LTD .............................           1,538
      55,560     e* MODERN TIMES GROUP (CLASS B) ...............           1,251
     116,863        MODINE MANUFACTURING CO ....................           3,223
     255,196      * MOHAWK INDUSTRIES, INC .....................           8,983
      89,013      * MONACO COACH CORP ..........................           2,955
     143,236        MONDADORI (ARNOLDO) EDITORE S.P.A ..........           1,020

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  17

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
      26,186      * MOVIE GALLERY, INC .........................    $        474
     215,380      * MSC INDUSTRIAL DIRECT CO (CLASS A) .........           3,748
      86,511      * MTR GAMING GROUP, INC ......................           1,168
     335,800     e* MYCAL CORP .................................             366
      85,924        MYERS INDUSTRIES, INC ......................           1,297
     102,309      * MYPOINTS.COM, INC ..........................             263
      90,404        NAMCO LTD ..................................           1,624
      73,700        NATIONAL GOLF PROPERTIES, INC ..............           2,008
      26,700        NATIONAL PRESTO INDUSTRIES, INC ............             793
     182,639      * NAUTICA ENTERPRISES, INC ...................           3,731
     192,049      * NBC INTERNET, INC (CLASS A) ................             415
     195,218      * NEIMAN MARCUS GROUP, INC (CLASS A) .........           6,052
      29,448      * NEIMAN MARCUS GROUP, INC (CLASS B) .........             869
         742      * NETCENTIVES, INC ...........................               0
      21,646      * NETRATINGS, INC ............................             312
     955,901        NEW YORK TIMES CO (CLASS A) ................          40,148
   9,998,286        NEWS CORP LTD ..............................          85,876
     307,023        NEXT PLC ...................................           4,016
     325,000        NGK INSULATORS LTD .........................           2,853
      96,442        NH HOTELES S.A .............................           1,141
     502,715        NIKE, INC (CLASS B) ........................          21,109
     496,700        NINTENDO CO LTD ............................          90,404
     121,910        NIPPON TELEVISION NETWORK CORP .............          29,520
  63,674,500        NISSAN MOTOR CO LTD ........................         439,577
     257,000        NISSHINBO INDUSTRIES, INC ..................           1,327
     609,304        NORDSTROM, INC .............................          11,303
      57,400      * NPC INTERNATIONAL, INC .....................             620
      68,891      * O'CHARLEYS, INC ............................           1,335
   1,100,911        OMNICOM GROUP, INC .........................          94,678
      32,972      * ON COMMAND CORP ............................             148
      56,601      * ON2 TECHNOLOGIES, INC ......................              24
     178,000        ONWARD KASHIYMA CO LTD .....................           1,930
     191,591      * O'REILLY AUTOMOTIVE, INC ...................           5,499
      90,200        ORIENTAL LAND CO LTD .......................           6,697
   1,112,000        ORIENTAL PRESS GROUP .......................             164
      63,500        OSHKOSH B'GOSH, INC (CLASS A) ..............           2,111
      78,141        OSHKOSH TRUCK CORP .........................           3,458
     403,894      * OUTBACK STEAKHOUSE, INC ....................          11,632
     140,000        OVERSEAS UNION ENTERPRISES LTD .............             634
         300        OXFORD INDUSTRIES, INC .....................               7
   1,003,385        P & O PRINCESS CRUISES PLC .................           5,221
      39,900     e* P.F. CHANGS CHINA BISTRO, INC ..............           1,512
     175,175      * PACIFIC SUNWEAR CALIFORNIA, INC ............           3,929
          86      * PANAVISION, INC (NEW) ......................               1
      39,189      * PANERA BREAD CO (CLASS A) ..................           1,237
     117,495      * PAPA JOHN'S INTERNATIONAL, INC .............           2,978
   1,526,190      * PARK PLACE ENTERTAINMENT CORP ..............          18,467
      49,749     e* PARKERVISION, INC ..........................           1,301
     131,992      * PAYLESS SHOESOURCE, INC ....................           8,540
   1,259,594        PEARSON PLC ................................          20,762
      18,560      * PENN NATIONAL GAMING, INC ..................             471
   1,486,435        PENNEY, (J.C.) CO, INC .....................          39,182
     123,368        PENTON MEDIA, INC ..........................           2,159
     196,851      * PERFORMANCE FOOD GROUP CO ..................           5,951
     183,600        PETRIE STORES CORP (LIQUIDATING TRUST) .....             166
      51,690     e* PEUGEOT CITROEN S.A ........................          14,034
     147,314        PHILLIPS-VAN HEUSEN CORP ...................           2,121
     321,658      * PICCADILLY CAFETERIAS, INC .................             489
     557,024        PIER 1 IMPORTS, INC ........................           6,406
     175,408      e PINAULT-PRINTEMPS-REDOUTE S.A ..............          25,394
     104,800      * PINNACLE ENTERTAINMENT, INC ................             770
     259,237      * PINNACLE SYSTEMS, INC ......................           1,568
     439,729      * PIONEER CORP ...............................          13,363
   9,393,195      e PIRELLI S.P.A ..............................          26,163
      90,397      * PIXAR, INC .................................           3,688
         757     e* PLANET HOLLYWOOD WTS 05/09/03 ..............               0
      56,114      * PLATO LEARNING, INC ........................           1,737
      65,764      * PLAYBOY ENTERPRISES, INC (CLASS B) .........           1,029
       1,000        PLAYMATES INTERACTIVE ENTERTAINMENT ........               0
     140,988        POLARIS INDUSTRIES, INC ....................           6,457
     249,408     e* POLAROID CORP ..............................             648
     309,413      * POLO RALPH LAUREN CORP .....................           7,983
     128,300      * POLYMER GROUP, INC .........................             290
      57,934      * PRESIDENT CASINOS, INC .....................              29
     159,960      * PRESSTEK, INC ..............................           1,920
       7,828      * PRICESMART, INC ............................             341
     255,822      * PRIME HOSPITALITY CORP .....................           3,031
   2,279,499      * PRIMEDIA, INC ..............................          15,478
      36,344     e* PRIVATE MEDIA GROUP, INC ...................             342
     509,887      e PUBLICIS GROUPE S.A ........................          12,346
       1,701        PUBLIGROUPE S.A. (REGD) ....................             602
     428,579        PUBLISHING & BROADCASTING LTD ..............           1,977
      36,466        PULITZER, INC ..............................           1,925
      60,695      * QUAKER FABRIC CORP .........................             622
     154,200        QUEBECOR WORLD, INC ........................           3,882
     124,800      * QUIKSILVER, INC ............................           3,120
     317,265      * RADIO ONE, INC (CLASS A) ...................           7,297
      15,400      * RADIO ONE, INC (CLASS D) ...................             340
   6,862,596        RANK GROUP PLC .............................          20,847
     100,250      * RARE HOSPITALITY INTERNATIONAL, INC ........           2,266
     587,763        READER'S DIGEST ASSOCIATION, INC ...........          16,898
      22,871      * RECOTON CORP ...............................             396
     264,461      * REEBOK INTERNATIONAL LTD ...................           8,450
   3,785,664        REED INTERNATIONAL PLC .....................          33,542

         500      * REGAL HOTELS INTERNATIONAL LTD .............               0
      40,122      * REGENT COMMUNICATIONS, INC .................             481
     209,707        REGIS CORP .................................           4,402
   3,176,394        RENAULT S.A ................................         143,331
      93,901      * RENT-A-CENTER, INC .........................           4,939
      81,132      * RESORTQUEST INTL, INC ......................             933
       1,000      * RESOURCES CONNECTION, INC ..................              26
   2,032,536        REUTERS GROUP PLC ..........................          26,384
      19,500        RIVIANA FOODS, INC .........................             354
         960        ROBINSON & CO LTD ..........................               2
     146,180        ROGERS COMMUNICATIONS, INC (CLASS B) .......           2,183
     449,799        ROSS STORES, INC ...........................          10,773
       1,400      * ROYAL APPLIANCE MANUFACTURING CO, INC ......               9
         918        RTL GROUP ..................................              56
     389,592        RUBY TUESDAY, INC ..........................           6,662
     158,597        RUSSELL CORP ...............................           2,695
     181,850      * RYAN'S FAMILY STEAK HOUSES, INC ............           2,228
       7,859      * SAGA COMMUNICATIONS, INC (CLASS A) .........             187
      15,000        SAIZERIYA CO LTD ...........................             667
     733,662      * SAKS, INC ..................................           7,043
     112,352      * SALEM COMMUNICATIONS CORP ..................           2,458
      77,221     e* SALTON, INC ................................           1,375
     108,708      * SAMSONITE CORP .............................             310
     318,200        SANKYO CO LTD ..............................           8,828
      75,800        SANRIO CO LTD ..............................             997
   4,541,000        SANYO ELECTRIC CO LTD ......................          28,691
         500        SCHAWK, INC (CLASS A) ......................               5
     115,309        SCHIBSTED ASA ..............................           1,142
     167,594      * SCHOLASTIC CORP ............................           7,542
      81,588      * SCIENTIFIC GAMES CORP ......................             481
      99,607      * SCOTTS CO (CLASS A) ........................           4,129
      80,725      * SCP POOL CORP ..............................           2,780
     150,883        SCRIPPS (E.W.) CO (CLASS A) ................          10,411
   1,951,744        SEARS, ROEBUCK & CO ........................          82,578
     211,200     e* SEGA CORP ..................................           3,742
     152,739      * SEIYU LTD ..................................             454
     349,540        SERCO GROUP PLC ............................           1,917
      28,596      * SERVICOS TELECOMUNICACOE MULTIMEDIA SA .....             286
     467,920        SEVEN-ELEVEN JAPAN CO LTD ..................          18,271
   1,725,500        SHANGRI-LA ASIA LTD ........................           1,515
      56,000        SHANGRI-LA ASIA LTD (SINGAPORE) ............              52

                       SEE NOTES TO FINANCIAL STATEMENTS

18   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
   3,044,000        SHARP CORP .................................    $     41,492
      64,200        SHIMACHU CO LTD ............................             950
      39,100        SHIMAMAURA CO LTD ..........................           2,038
     120,800      e SHIMANO, INC ...............................           1,780
     213,559      * SHOPKO STORES, INC .........................           1,555
      94,893      * SHUFFLE MASTER, INC ........................           1,993
      30,520     f* SILVERSTONE BERHAD .........................               0
     318,638      * SINCLAIR BROADCAST GROUP, INC (CLASS A ) ...           3,282
     473,846        SINGAPORE PRESS HOLDINGS LTD ...............           5,201
     239,246     e* SIRIUS SATELLITE RADIO, INC ................           2,916
   1,367,249      * SIX FLAGS, INC .............................          28,767
      27,287      * SKILLSOFT CORP .............................             935
      99,100        SKY CITY LTD ...............................             434
     140,000      e SKYLARK CO LTD .............................           3,985
     127,873        SMITH (A.O.) CORP ..........................           2,289
     303,252        SNAP-ON, INC ...............................           7,327
     109,776        SODEXHO ALLIANCE S.A .......................           5,125
     109,776      * SODEXHO ALLIANCE S.A. RTS ..................              89
     164,975        SOL MELIA S.A ..............................           1,461
      91,596      * SONIC AUTOMOTIVE, INC ......................           1,749
     167,010      * SONIC CORP .................................           5,299
   2,482,911        SONY CORP ..................................         163,245
     237,843      * SOTHEBY'S HOLDINGS, INC (CLASS A) ..........           3,836
   1,729,000        SOUTH CHINA MORNING POST LTD ...............           1,142
     102,315      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) .             840
      26,950        SPARTAN MOTORS, INC ........................             106
      65,500      * SPEEDWAY MOTORSPORTS, INC ..................           1,651
     102,096        SPIEGEL, INC (CLASS A) .....................             987
      65,259      * SPORTS RESORTS INTERNATIONAL, INC ..........             797
     103,400      * SPORTSLINE.COM, INC ........................             238
      77,573        SPRING INDUSTRIES, INC (CLASS A) ...........           3,421
     172,613      * SPX CORP ...................................          21,608
         400        STANDARD MOTOR PRODUCTS, INC ...............               5
         800      * STANLEY FURNITURE CO .......................              22
   2,249,238      * STARBUCKS CORP .............................          51,732
     213,504      * STATION CASINOS, INC .......................           3,416
     381,906        STEELCASE, INC (CLASS A) ...................           4,564
     181,354      * STEIN MART, INC ............................           1,875
       5,731        STOCKMANN AB SERIES A ......................              49
       5,478        STOCKMANN AB SERIES B ......................              47
      67,032      * STONERIDGE, INC ............................             721
      86,000        STRAITS TRADING CO .........................              83
     246,325        STRIDE RITE CORP ...........................           2,094
     110,500        STURM, RUGER & CO, INC .....................           1,083
     207,800     b* SUN TELEVISION & APPLIANCES, INC ...........               0
     575,057     b* SUNBEAM CORP ...............................              36
      96,760        SUPERIOR INDUSTRIES INTERNATIONAL, INC .....           3,706
     159,368      * SYLVAN LEARNING SYSTEMS, INC ...............           3,873
   3,948,491        SYSCO CORP .................................         107,202
      52,126      * SYSTEMAX, INC ..............................             127
     440,012        TAB LTD ....................................             698
   1,347,975        TABCORP HOLDINGS LTD .......................           6,507
     260,000        TAKASHIMAYA CO LTD .........................           1,814
     128,000        TALBOTS, INC ...............................           5,600
       2,000        TAN CHONG INTERNATIONAL LTD ................               0
      30,200        TANGER FACTORY OUTLET CENTERS, INC .........             695
   6,807,555        TARGET CORP ................................         235,541
       1,050      * TBC CORP ...................................              10
   1,217,000        TEIJIN LTD .................................           6,840
   1,160,000      * TELE ATLAS BV ..............................           5,794
     218,985     e* TELEPIZZA S.A ..............................             408
     466,700        TELEVISION BROADCASTS LTD ..................           1,963
     188,329      * TENNECO AUTOMOTIVE, INC ....................             614
     398,000      * TERAFORCE TECHNOLOGY CORP ..................             151
     105,280        TF1 TV FRANCAISE ...........................           3,071
     238,325      * THE CHEESECAKE FACTORY, INC ................           6,745
      99,391      * THE STEAK N SHAKE CO .......................             919
     295,502        THE WAREHOUSE GROUP LTD ....................             647
     329,970        THOMSON CORP ...............................          11,132
      34,956        THOR INDUSTRIES, INC .......................           1,152
     117,361      * THQ, INC ...................................           5,780
     870,214        TIFFANY & CO ...............................          31,519
     102,684      * TIMBERLAND CO (CLASS A) ....................           4,057
   1,592,547        TJX COS, INC ...............................          50,754
      53,000        TOEI CO LTD ................................             188
      22,940        TOHO CO LTD ................................           2,741
      66,000        TOKYO BROADCASTING SYSTEM ..................           1,270
     156,000        TOKYO STYLE CO LTD .........................           1,739
     169,597      * TOO, INC ...................................           4,647
     236,090      * TOPPS CO, INC ..............................           2,760
   1,871,000        TORAY INDUSTRIES, INC ......................           7,471
     215,666      * TOWER AUTOMOTIVE, INC ......................           2,211
     874,000        TOYOBO CO LTD ..............................           1,766
      50,000        TOYODA GOSEI CO LTD ........................             952
   2,760,340        TOYOTA MOTOR CORP ..........................          97,161
      82,500        TOYS "R" US JAPAN LTD ......................           8,269
   1,107,000   a,b* TPI ENTERPRISES, INC .......................               6
          50      * TRACK DATA CORP ............................               0
      34,550     e* TRENDWEST RESORTS, INC .....................             808
   1,092,298        TRIBUNE CO .................................          43,703
     850,664      * TRICON GLOBAL RESTAURANTS, INC .............          37,344
     572,127        TRW, INC ...................................          23,457
     724,224      * U.S.A. NETWORKS, INC .......................          20,278

     271,862      * UNIFI, INC .................................           2,311
     889,383        UNITED BUSINESS MEDIA PLC ..................           7,230
      52,300      * UNITED TELEVISION, INC .....................           6,590
      85,993      * UNIVERSAL ELECTRONICS, INC .................           1,548
     964,641      * UNIVISION COMMUNICATIONS, INC (CLASS A) ....          41,267
     179,000        UNY CO LTD .................................           1,826
         475      * URBAN OUTFITTERS, INC ......................               5
     519,773        V.F. CORP ..................................          18,909
      61,809      * VAIL RESORTS, INC ..........................           1,156
     308,527      * VALASSIS COMMUNICATIONS, INC ...............          11,045
      66,649        VALEO S.A ..................................           2,691
       4,310        VALORA HOLDING AG. (REGD) ..................             765
     101,335      * VALUE CITY DEPARTMENT STORES, INC ..........           1,165
      82,050      * VANS, INC ..................................           1,928
     108,018      * VASTERA, INC ...............................           1,534
     765,500      * VENATOR GROUP, INC .........................          11,712
      70,873        VENDEX KBB NV ..............................             900
     173,626     b* VENTURE STORES, INC ........................               0
     863,974      * VIACOM, INC (CLASS A) ......................          45,825
   8,344,203      * VIACOM, INC (CLASS B) ......................         431,813
     751,823        VISTEON CORP ...............................          13,819
   2,388,275        VIVENDI UNIVERSAL S.A ......................         139,209
     298,187        VIVENDI UNIVERSAL S.A. (SPON ADR) ..........          17,295
     179,435        VNU N.V ....................................           6,076
     289,894        VOLKSWAGEN AG ..............................          13,547
      45,082        VOLVO AB SERIES A ..........................             659
     283,818        VOLVO AB SERIES B FREE .....................           4,250
      97,940        WABASH NATIONAL CORP .......................           1,185
     568,055        WACOAL CORP ................................           6,080
  20,254,017        WAL-MART STORES, INC .......................         988,396
     307,999   b,e* WARNACO GROUP, INC (CLASS A) ...............              18
      20,479        WASHINGTON POST CO (CLASS B) ...............          11,755
     564,684        WENDY'S INTERNATIONAL, INC .................          14,422
     411,708        WESTPOINT STEVENS, INC .....................             568
     330,266      * WESTWOOD ONE, INC ..........................          12,170
      45,247      * WET SEAL, INC (CLASS A) ....................           1,566
     398,183        WHIRLPOOL CORP .............................          24,886
     267,721        WHITBREAD PLC ..............................           2,549
     257,079        WILEY (JOHN) & SONS, INC (CLASS A) .........           6,080
     247,303      * WILLIAMS-SONOMA, INC .......................           9,600
      72,875      * WILSONS THE LEATHER EXPERTS, INC ...........           1,352
     117,862      * WINK COMMUNICATIONS, INC ...................             302

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   19

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
      72,896        WINNEBAGO INDUSTRIES, INC ..................    $      2,242
     126,800      * WMS INDUSTRIES, INC ........................           4,079
   1,403,829        WOLTERS KLUWER NV ..........................          37,734
     257,097        WOLVERINE WORLD WIDE, INC ..................           4,594
      47,609        WOODWARD GOVERNOR CO .......................           4,016
   1,768,407        WOOLWORTHS LTD .............................           9,884
      43,400      e WORLD CO LTD ...............................           1,392
      66,571      * WORLD WRESTLING FEDERATION
                      ENTERTAINMENT, INC .......................             919
      72,976      * WORLDGATE COMMUNICATIONS, INC ..............             372
   1,790,832        WPP GROUP PLC ..............................          17,630
         175        WPP GROUP PLC (SPON ADR) ...................               9
      65,499     e* XM SATELLITE RADIO HOLDINGS, INC (CLASS A) .           1,061
     103,000        YAMAHA MOTOR CO LTD ........................             847
      58,722      * YOUNG BROADCASTING, INC (CLASS A) ..........           1,972
     203,418      * ZALE CORP ..................................           6,855
     472,622      * ZENITH ELECTRONICS CORP ....................               0
     168,738      * ZOMAX, INC .................................           1,503
                                                                    ------------
                    TOTAL CONSUMER CYCLICAL                           11,829,211
                                                                    ------------
  CONSUMER NON-CYCLICAL--8.15%
      37,861      * 1-800-FLOWERS.COM, INC .....................             562
     196,400      * 7-ELEVEN, INC ..............................           2,210
      31,000        ADERANS CO LTD .............................           1,059
      78,631      e ADIDAS SALOMON AG ..........................           4,766
      74,441        AGFA GEVAERT NV ............................           1,071
     829,600        AJINOMOTO CO, INC ..........................           8,900
      14,100        ALBERTO CULVER CO (CLASS A) ................             499
     203,407        ALBERTO CULVER CO (CLASS B) ................           8,551
   2,347,441        ALBERTSON'S, INC ...........................          70,400
     290,341        ALTADIS ....................................           4,090
   2,585,000        ALTADIS S.A ................................          36,854
   1,088,809     e* AMAZON.COM, INC ............................          15,407
      90,000      * AMERICAN ITALIAN PASTA CO (CLASS A) ........           4,176
   5,250,248        ANHEUSER-BUSCH COS, INC ....................         216,310
     132,592      * APPLICA, INC ...............................           1,055
   3,149,272        ARCHER DANIELS MIDLAND CO ..................          40,941
      11,055        ARIAKE JAPAN CO LTD ........................             604
   1,474,000      e ASAHI BREWERIES LTD ........................          16,534
      10,800      * ASIA FOOD & PROPERTIES LTD WTS 07/12/0 .....               0
      95,016      * AURORA FOODS, INC ..........................             521
      13,667        AUSTRIA TABAKWERKE AG ......................             955
     529,852      * AUTOZONE, INC ..............................          19,869
   1,321,660        AVON PRODUCTS, INC .........................          61,166
      12,310        BANG & OLUFSEN A/S SERIES B ................             284
     278,706      * BARNES & NOBLE, INC ........................          10,967
     102,900      * BARNESANDNOBLE.COM, INC ....................             168
      76,888        BEIERSDORF AG ..............................           8,039
     962,777      * BEST BUY CO, INC ...........................          61,156
     389,719      * BJ'S WHOLESALE CLUB, INC ...................          20,756
     217,760        BLYTH, INC .................................           5,599
   2,367,834        BOOTS CO LTD ...............................          20,014
     425,497      * BORDERS GROUP, INC .........................           9,531
      44,105      * BOSTON BEER CO, INC (CLASS A) ..............             380
      24,000        BRITISH AMERICAN TOBACCO BERHAD ............             219
   8,713,258        BRITISH AMERICAN TOBACCO PLC ...............          66,173
     707,790        BRL HARDY LTD ..............................           3,758
     208,231        BROWN-FORMAN, CORP (CLASS B) ...............          13,314
       4,878     b* BRUNOS SUPERMARKETS, INC ...................               0
     599,794        BUNZL PLC ..................................           4,100
      63,716     e* BUY.COM, INC ...............................              19
      50,000        C TWO-NETWORK CO LTD .......................           3,648
   3,111,024        CADBURY SCHWEPPES PLC ......................          20,980
     173,814      * CADIZ, INC .................................           1,601
   1,266,131        CAMPBELL SOUP CO ...........................          32,603
       6,309        CARLSBERG AS (CLASS A) .....................             230
      11,419        CARLSBERG BREWERIES AS (CLASS B) ...........             478
     872,315        CARREFOUR S.A ..............................          46,156
      31,273        CARTER-WALLACE, INC ........................             605
      82,500      f CARTER WALLACE, INC (CLASS B) ..............           1,596
     260,451        CASEY'S GENERAL STORES, INC ................           3,386
       7,983        CASINO ADPS ................................             460
      11,713      * CASINO GUICHARD-PERRACHON A WTS 12/03 ......              59
      11,713      * CASINO GUICHARD-PERRACHON B WTS 12/05 ......              68
     160,906      e CASINO GUICHARD-PERRACHON S.A ..............          13,575
     253,403      * CDW COMPUTER CENTERS, INC ..................          10,063
      41,194      * CHEAP TICKETS, INC .........................             622
     154,491     e* CHIQUITA BRANDS INTERNATIONAL, INC .........             219
     224,987        CHURCH & DWIGHT CO, INC ....................           5,726
      21,455        CIE FINANC RICHEMONT (UNITS) (CLASS A) .....          54,906
     135,244      * CIRCUIT CITY STORES, INC ...................           2,158
   1,482,962        CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP)         26,693
   1,049,442        CLOROX CO ..................................          35,524
     290,315      * COACH, INC .................................          11,046
   2,248,534        COCA-COLA AMATIL LTD .......................           5,484
      30,887        COCA-COLA BOTTLING CO CONSOLIDATED .........           1,215
  11,746,972        COCA-COLA CO ...............................         528,614
   1,227,619        COCA-COLA ENTERPRISES, INC .................          20,072
      93,661        COCA-COLA HELLENIC BOTTLING CO .............           1,088
      36,000        COCA-COLA WEST JAPAN CO. LTD ...............             742
   3,301,118        COLGATE-PALMOLIVE CO .......................         194,733

      20,948        COLRUYT NV .................................             708
   3,169,261        CONAGRA FOODS, INC .........................          62,783
     198,223      * CONSTELLATION BRANDS, INC (CLASS A) ........           8,127
     516,519        COORS (ADOLPH) CO (CLASS B) ................          25,919
     196,950        CORN PRODUCTS INTERNATIONAL, INC ...........           6,302
      67,520        CORTICEIRA AMORIM S.A ......................              59
     126,982      * COST PLUS, INC .............................           3,809
   2,859,552      * COSTCO WHOLESALE CORP ......................         117,470
   3,285,959        CVS CORP ...................................         126,838
      56,265        DANISCO AS .................................           2,060
     206,774        DEAN FOODS CO ..............................           8,312
      23,300        DEB SHOPS, INC .............................             437
     280,736      * DEL MONTE FOODS CO .........................           2,353
      91,514        DELHAIZE `LE LION' S.A .....................           5,412
      63,043        DELHAIZE `LE LION' S.A. ADR ................           3,697
     211,766        DELTA & PINE LAND CO .......................           4,161
  19,405,495        DIAGEO PLC .................................         212,877
     512,985        DIAL CORP ..................................           7,310
     216,409        DIMON, INC .................................           2,164
     283,042        DOLE FOOD CO ...............................           5,392
      84,102        DREYER'S GRAND ICE CREAM, INC ..............           2,346
     108,224     e* DRUGSTORE.COM, INC .........................             122
     112,287     e* DUANE READE, INC ...........................           3,649
     247,875        EARTHGRAINS CO .............................           6,445
       9,347        EBRO PULEVA S.A ............................             105
          74      * EGGHEAD.COM, INC ...........................               0
     516,346        ELECTROLUX AB SERIES B .....................           7,139
      23,717      * ELECTRONICS BOUTIQUE HOLDINGS CORP .........             753
     543,839      * ENERGIZER HOLDINGS, INC ....................          12,481
       5,100     e* ENVISION DEVELOPMENT CORP ..................               0
       3,538        ERIDANIA BEGHIN-SAY S.A ....................             291
      14,023        ESSILOR INTERNATIONAL S.A ..................           4,013
     226,062      e ETHAN ALLEN INTERIORS, INC .................           7,347
     331,639   b,e* ETOYS, INC .................................               4
      43,804      * EXPEDIA, INC (CLASS A) .....................           2,041
       1,700        EZAKI GLICO CO LTD .........................              10
      68,823      * FACTORY 2-U STORES, INC ....................           2,020
         700        FARMER BROTHERS CO .........................             163
     152,083      e FASTENAL CO ................................           9,426
     243,093        FLEMING COS, INC ...........................           8,678
     122,565      * FLOWERS FOODS, INC .........................           3,842
   6,060,582        FOSTER'S BREWING GROUP LTD .................          16,875
      16,968        FOURLIS S.A ................................             142
     363,800        FRASER & NEAVE LTD .........................           1,587
      42,531      * FTD.COM, INC ...............................             301

                       SEE NOTES TO FINANCIAL STATEMENTS

20   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER NON-CYCLICAL--(CONTINUED)
      45,842      * FTI CONSULTING INC .........................    $        999
     525,000        FUJI OIL CO LTD ............................           4,626
     284,731     e* FURNITURE BRANDS INTERNATIONAL, INC ........           7,972
         970     e* GAIAM, INC .................................              14
   1,566,593        GENERAL MILLS, INC .........................          68,585
   7,798,953        GILLETTE CO ................................         226,092
      12,261        GIVAUDAN AG. (REGD) ........................           3,400
     107,179        GOLDEN ENTERPRISES, INC ....................             407
   1,502,540        GOODMAN FIELDER LTD ........................             896
     187,400     b* GRAND UNION CO .............................               1
      97,700      * GREAT ATLANTIC & PACIFIC TEA CO, INC .......           1,446
      22,486      * GREEN MOUNTAIN COFFEE, INC .................             672
     146,864        GREENCORE GROUP PLC ........................             317
     179,152        GROUPE DANONE ..............................          24,586
     180,100      * HAIN CELESTIAL GROUP, INC ..................           3,962
     600,837        HARVEY NORMAN HOLDINGS LTD .................           1,328
     784,945        HASBRO, INC ................................          11,342
   1,285,991        HEINEKEN NV ................................          51,856
   2,047,201        HEINZ (H.J.) CO ............................          83,710
       4,133        HERBALIFE INTERNATIONAL, INC (CLASS A) .....              41
      55,166        HERBALIFE INTERNATIONAL, INC (CLASS B) .....             482
     535,550        HERSHEY FOODS CORP .........................          33,049
       3,500        HOLSTEN BRAUEREI AG ........................              60
  16,571,569        HOME DEPOT, INC ............................         771,407
     443,807        HORMEL FOODS CORP ..........................          10,802
     176,000        HOUSE FOODS CORP ...........................           1,926
     148,154        HUGHES SUPPLY, INC .........................           3,504
     502,941        IBP, INC ...................................          12,699
     474,441        IMPERIAL TOBACCO GROUP PLC .................           5,572
      11,000        INGLES MARKETS, INC (CLASS A) ..............             135
     202,908      * INSIGHT ENTERPRISES, INC ...................           4,971
     284,092        INTERBREW S.A ..............................           7,600
     320,579        INTERFACE, INC (CLASS A) ...................           2,404
     474,216        INTERNATIONAL FLAVORS & FRAGRANCES, INC ....          11,917
      96,998      * INTERNATIONAL MULTIFOODS CORP ..............           2,013
     153,256        INTERSTATE BAKERIES CORP ...................           2,452
   1,100,980      * ITC LTD ....................................          17,655
      23,000        ITO EN LTD .................................           1,453
         301        ITOHAM FOODS, INC ..........................               1
         300      * J & J SNACK FOODS CORP .....................               7
   3,482,700        J SAINSBURY PLC ............................          21,711
      55,663      * J. JILL GROUP, INC .........................           1,127
       1,100        JAPAN TOBACCO, INC .........................           7,585
      53,131      * JERONIMO MARTINS SGPS S.A ..................             342
      81,032        KAMPS AG ...................................             751
   3,310,000        KAO CORP ...................................          82,273
      70,400        KATOKICHI CO LTD ...........................           1,665
   1,236,390        KELLOGG CO .................................          35,855
      46,695        KERRY GROUP PLC (CLASS A) ..................             534
      65,000        KERRY GROUP PLC (CLASS A) ..................             750
     228,000        KIKKOMAN CORP ..............................           1,517
   3,294,000      e KIRIN BREWERY CO LTD .......................          28,022
     342,000        KOSE CORP ..................................          11,736
   1,263,564      * KRAFT FOODS, INC (CLASS A) .................          39,170
   4,796,449      * KROGER CO ..................................         119,911
     179,062        LANCASTER COLONY CORP ......................           5,905
     137,737        LANCE, INC .................................           1,859
     554,108        LAUDER (ESTEE) COS (CLASS A) ...............          23,882
   7,460,600        LI & FUNG LTD ..............................          12,243
         400      * LITHIA MOTORS, INC (CLASS A) ...............               7
     248,700        LOBLAW COS LTD .............................           8,258
     169,334        LONGS DRUG STORES CORP .....................           3,649
     696,718        L'OREAL S.A ................................          44,975
   2,211,990        LOWE'S COS, INC ............................         160,480
         200        MATSUMOTOKIYSOHI CO LTD ....................               8
   2,383,701      * MATTEL, INC ................................          45,100
     405,013        MCCORMICK & CO, INC (NON-VOTE) .............          17,019
      49,545      * MEADE INSTRUMENTS CORP .....................             333
     320,000        MEIJI MILK PRODUCTS CO LTD .................           1,270
     728,708        MEIJI SEIKA KAISHA LTD .....................           3,880
   1,503,947      e METRO AG ...................................          56,659
      64,600        MIDWEST GRAIN PRODUCTS, INC ................             724
     324,000      e MIKUNI COCA-COLA BOTTLING CO LTD ...........           3,598
     431,381        MILLER (HERMAN), INC .......................          10,439
     150,828        MOLSON, INC (A SHS) ........................           4,771
       1,000        MOLSON, INC (B SHS) ........................              32
      23,858        MOVADO GROUP, INC ..........................             482
      27,200        NASH FINCH CO ..............................             642
         200      * NATIONAL BEVERAGE CORP .....................               2
      69,800        NATURE'S SUNSHINE PRODUCTS, INC ............             826
     314,424      * NBTY, INC ..................................           3,911
     842,515        NESTLE S.A. (REGD) .........................         179,049
       8,718      * NETWORK COMMERCE, INC ......................               5
   1,464,896        NEWELL RUBBERMAID, INC .....................          36,769
     444,000        NICHIREI CORP ..............................           1,698
     496,000        NIPPON MEAT PACKERS, INC ...................           6,009
     121,000        NIPPON SUISAN KAISHA LTD ...................             234
     314,000        NISSHIN SEIFUN GROUP, INC ..................           2,336
     192,109        NISSIN FOOD PRODUCTS CO LTD ................           4,005
     160,000        NORITAKE CO LTD ............................             880
     271,493        NU SKIN ENTERPRISES, INC (CLASS A) .........           2,308
     763,555      e NUMICO NV ..................................          29,302
   1,752,986      * OFFICE DEPOT, INC ..........................          18,196

     516,500      * OFFICEMAX, INC .............................           1,906
      76,900        ONEIDA LTD .................................           1,563
      12,907      * ONVIA.COM, INC .............................               9
     198,960        ORKLA ASA ..................................           3,602
       1,389        OSTERREICHISCHE BRAU-BETEILIGUNGS ..........              51
      39,660        OYJ HARTWALL ABP ...........................             637
      76,336      * PAN FISH ASA ...............................             401
      14,054        PAPASTRATOS CIGARETTE MANUFACTURING CO .....             158
      13,193      * PARAGON TRADE BRANDS, INC (ESCROW) .........               0
         197      * PARAGON TRADE BRANDS, INC (NEWS) ...........               4
         691      * PARAGON TRADE BRANDS WTS 01/28/10 ..........               5
      22,000        PARIS MIKI, INC ............................             656
     435,074      e PARMALAT FINANZIARIA S.P.A .................           1,160
      39,400      * PARTY CITY CORP ............................             223
       2,698      * PASCUAL HERMANOS S.A .......................               0
      98,702      * PATHMARK STORES, INC .......................           2,428
      33,240      * PC CONNECTION, INC .........................             532
     272,292        PEP BOYS MANNY, MOE & JACK CO ..............           3,058
     557,353        PEPSI BOTTLING GROUP, INC ..................          22,350
     484,868        PEPSI AMERICAS, INC ........................           6,449
  13,261,891        PEPSICO, INC ...............................         586,176
     576,400        PERNOD-RICARD S.A ..........................          40,405
     372,986      * PERRIGO CO .................................           6,225
     662,824      * PETSMART, INC ..............................           4,673
  19,284,633        PHILIP MORRIS COS, INC .....................         978,695
      72,105        PILGRIM'S PRIDE CORP (CLASS B) .............             905
     122,489      * PLAYTEX PRODUCTS, INC ......................           1,311
     350,000   b,f* POWER PACIFIC LTD ..........................               0
     403,459     e* PRICELINE.COM, INC .........................           3,651
   9,458,927        PROCTER & GAMBLE CO ........................         603,480
      35,000     f* PROMET BERHAD ..............................               3
         300      * PURINA MILLS INC ...........................               7
      90,681        Q.P. CORP JAPAN ............................             841
     806,920        QUAKER OATS CO .............................          73,631
   1,112,814        RADIOSHACK CORP ............................          33,941
      15,793        RAISIO GROUP PLC ...........................              19
     152,974      * RALCORP HOLDINGS, INC ......................           2,867
   6,395,969        RALSTON PURINA CO ..........................         192,007
     487,216        RECKITT BENCKISER PLC ......................           7,024
      50,106     e* REVLON, INC (CLASS A) ......................             363
       2,141      * RICA FOODS, INC ............................               8
     292,950      e RINASCENTE S.P.A ...........................           1,265

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   21

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER NON-CYCLICAL--(CONTINUED)
   1,815,189     e* RITE AID CORP ..............................    $     16,337
     593,361        RJ REYNOLDS TOBACCO HOLDINGS, INC ..........          32,398
      55,331      * ROBERT MONDAVI CORP (CLASS A) ..............           2,243
   5,047,511      e ROYAL AHOLD NV .............................         158,109
     159,100        RUDDICK CORP ...............................           2,697
      57,101        RUSS BERRIE & CO, INC ......................           1,679
     955,108        SAFEWAY PLC ................................           5,410
   2,854,303      * SAFEWAY, INC ...............................         137,007
         200        SANDERSON FARMS, INC .......................               3
     354,150        SAPPORO BREWERIES LTD ......................           1,136
   5,035,705        SARA LEE CORP ..............................          95,376
      78,267        SCHWEITZER-MAUDUIT INTERNATIONAL, INC ......           1,847
     101,367      * SCIQUEST.COM, INC ..........................             105
     589,729        SCOTTISH & NEWCASTLE PLC ...................           4,624
          10        SEABOARD CORP ..............................               2
         837        SEB S.A ....................................              39
         353      * SEMINIS, INC (CLASS A) .....................               0
     244,432        SENSIENT TECHNOLOGIES CORP .................           5,016
     482,300        SHISEIDO CO LTD ............................           4,524
   1,494,330        SIGNET GROUP PLC ...........................           1,860
      87,557     e* SKECHERS USA, INC (CLASS A) ................           2,559
     101,950        SLI, INC ...................................             841
      59,900      * SMART & FINAL, INC .........................             659
     307,919      * SMITHFIELD FOODS, INC ......................          12,409
     114,149        SMUCKER (J.M) CO ...........................           2,968
     338,000        SNOW BRAND MILK PRODUCTS CO ................           1,111
     103,598        SOBEYS, INC ................................           1,690
      33,041        SOCIETE BIC S.A ............................           1,203
   1,094,706        SONAE SGPS S.A .............................             797
      27,000      * SPARTAN STORES, INC ........................             434
     215,135      * STAMPS.COM, INC ............................             807
      53,276        STANDARD COMMERCIAL CORP ...................             909
   2,601,809      * STAPLES, INC ...............................          41,603
     112,327     e* STAR SCIENTIFIC, INC .......................             327
         300      * STEINWAY MUSICAL INSTRUMENTS, INC ..........               5
      20,685        STEPAN CO ..................................             542
     172,329     e* SUIZA FOODS CORP ...........................           9,151
     737,108        SUPERVALU, INC .............................          12,936
     360,758        SWEDISH MATCH AB ...........................           1,690
     228,796        TAKARA SHUZO CO LTD ........................           3,014
     724,218        TATE & LYLE PLC ............................           2,852
  16,689,575        TESCO PLC ..................................          60,206
       4,417        THE SWATCH GROUP AG. (BR) ..................           4,423
      63,523        THE SWATCH GROUP AG. (REGD) ................          13,517
      96,677        THOMAS INDUSTRIES, INC .....................           2,852
     119,560      * TICKETMASTER (CLASS B) .....................           1,769
     155,444        TOOTSIE ROLL INDUSTRIES, INC ...............           5,991
   1,131,068      * TOYS "R" US, INC ...........................          27,994
     204,535      * TRANS WORLD ENTERTAINMENT CORP .............           1,945
      48,900      * TRIARC COS, INC ............................           1,281
      84,622      * TUESDAY MORNING CORP .......................           1,121
     346,672        TUPPERWARE CORP ............................           8,123
      93,926      * TWEETER HOME ENTERTAINMENT GROUP, INC ......           3,316
     725,707      e TYSON FOODS, INC (CLASS A) .................           6,684
      68,600        UNI-CHARM CORP .............................           2,222
  10,853,238        UNILEVER PLC ...............................          91,431
   2,739,561        UNILEVER NV CERTIFICATE ....................         164,207
      32,912      * UNITED AUTO GROUP, INC .....................             576
      43,936      * UNITED NATURAL FOODS, INC ..................             920
     144,822        UNIVERSAL CORP .............................           5,744
     989,079        UST, INC ...................................          28,545
      13,000     b* VALUE AMERICA, INC .........................               0
     182,055      * VALUEVISION INTERNATIONAL, INC (CLASS A) ...           3,960
      72,001      e VECTOR GROUP LTD ...........................           2,300
   5,957,140        WALGREEN CO ................................         203,436
     667,596        WATERFORD WEDGWOOD PLC (UNITS) .............             610
      92,231        WEIS MARKETS, INC ..........................           3,252
      20,985        WELLA AG ...................................           1,013
     226,315        WESTON (GEORGE) LTD ........................          13,126
      73,849      * WHITEHALL JEWELLERS, INC ...................             676
     309,395      * WHOLE FOODS MARKET, INC ....................           8,385
     113,800      * WILD OATS MARKETS, INC .....................           1,185
     484,109        WINN-DIXIE STORES, INC .....................          12,650
     123,661        WRIGLEY (WM) JR CO .........................           5,794
     747,600      f WRIGLEY (WM) JR CO (CLASS B) ...............          35,025
     211,000        YAKULT HONSHA CO LTD .......................           2,275
      23,000        YAMADA DENKI CO LTD ........................           1,881
     238,000        YAMAZAKI BAKING CO LTD .....................           1,735
      80,748     e* YANKEE CANDLE CO, INC ......................           1,533
                                                                    ------------
                    TOTAL CONSUMER NON-CYCLICAL                        8,771,663
                                                                    ------------
  ENERGY--6.31%
      71,307      * 3TEC ENERGY CORP ...........................           1,141
     446,968        ALBERTA ENERGY CO LTD ......................          18,408
     393,378        AMERADA HESS CORP ..........................          31,785
   1,449,112        ANADARKO PETROLEUM CORP ....................          78,296
     469,015      * ANDERSON EXPLORATION LTD ...................           9,472
   1,379,487        APACHE CORP ................................          70,009
     398,847        ASHLAND, INC ...............................          15,994
      19,375      * ATP OIL & GAS CORP .........................             218
      72,636      * ATWOOD OCEANICS, INC .......................           2,550
   2,480,533        BAKER HUGHES, INC ..........................          83,098
     154,614      * BARRETT RESOURCES CORP .....................           9,122

      88,300      * BCE EMERGIS, INC ...........................           2,211
      92,678      * BELCO OIL & GAS CORP .......................             834
      89,444        BERRY PETROLEUM CO (CLASS A) ...............           1,297
   6,577,381        BG GROUP PLC ...............................          25,924
     896,050      * BJ SERVICES CO .............................          25,430
  40,631,090        BP PLC .....................................         334,004
   2,022,994        BP PLC-SPONS ADR ...........................         100,846
     157,859      * BROWN (TOM), INC ...........................           3,789
   5,637,755        BURLINGTON RESOURCES, INC ..................         225,228
     139,062        CABOT OIL & GAS CORP (CLASS A) .............           3,393
     141,923      * CAL DIVE INTERNATIONAL, INC ................           3,491
       1,700      * CALLON PETROLEUM CORP ......................              20
     165,825      * CANADIAN HUNTER EXPLORATION LTD ............           4,043
     357,434        CANADIAN NATURAL RESOURCES LTD .............          10,563
     335,153      * CAPSTONE TURBINE CORP ......................           7,538
      30,973        CARBO CERAMICS, INC ........................           1,148
  11,555,939        CENTRICA PLC ...............................          36,933
     711,704      * CHESAPEAKE ENERGY CORP .....................           4,840
   4,100,278        CHEVRON CORP ...............................         371,075
      24,229      * CLAYTON WILLIAMS ENERGY, INC ...............             411
  39,489,000      * CNOOC LTD ..................................          37,464
     250,000      * CNOOC LTD ADR ..............................           4,738
      28,101      e COFLEXIP S.A ...............................           3,640
       1,947      * COHO ENERGY, INC ...........................              12
     152,230      * COMSTOCK RESOURCES, INC ....................           1,560
   3,786,671        CONOCO, INC (CLASS B) ......................         109,435
      13,080      * CONTOUR ENERGY CO ..........................              29
     298,143      * COOPER CAMERON CORP ........................          16,636
     591,000        COSMO OIL CO LTD ...........................           1,469
     135,126      * DENBURY RESOURCES, INC .....................           1,270
     775,232        DEVON ENERGY CORP (NEW) ....................          40,700
   1,717,583        DIAMOND OFFSHORE DRILLING, INC .............          56,766
         700        DOMINION RESOURCES BLACK WARRIOR ...........              12
      49,986      * DRIL-QUIP, INC .............................           1,076
     143,796      * EEX CORP ...................................             388
     274,504        ENBRIDGE, INC ..............................           7,450
     116,476        ENBRIDGE, INC (U.S.) .......................           3,161
      22,584      * ENCORE ACQUISITION CO ......................             260
     226,990        ENERGY DEVELOPMENTS LTD ....................           1,017
      98,827      * ENERGY PARTNERS LTD ........................           1,325
     856,211        ENSCO INTERNATIONAL, INC ...................          20,035
  17,898,996      e ENI S.P.A ..................................         218,207
     579,080        EOG RESOURCES, INC .........................          20,586

                       SEE NOTES TO FINANCIAL STATEMENTS

22   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  ENERGY--(CONTINUED)
     105,680      * EQUITY OIL CO ..............................    $        319
      80,385      * EVERGREEN RESOURCES, INC ...................           3,055
  29,419,545        EXXON MOBIL CORP ...........................       2,569,797
     147,232      * FOREST OIL CORP ............................           4,122
       2,188      * FOREST OIL CORP WTS 2/15/04 ................              22
       2,188      * FOREST OIL CORP WTS 2/15/05 ................              23
     174,406        FORTUM OYJ .................................             738
     191,580     b* FRIEDE GOLDMAN HALTER, INC .................              84
     172,974        FRONTIER OIL CORP ..........................           2,292
     471,068      e GAS NATURAL SDG S.A ........................           7,617
         400        GETTY REALTY CORP ..........................               8
     390,000      * GLOBAL INDUSTRIES LTD ......................           4,863
     905,410      * GLOBAL MARINE, INC .........................          16,868
     640,662      * GRANT PRIDECO, INC .........................          11,205
   1,016,590      * GREY WOLF, INC .............................           4,066
   1,516,326      * GULF CANADA RESOURCES LTD ..................          12,270
      17,840      * GULF ISLAND FABRICATION, INC ...............             257
   2,466,706        HALLIBURTON CO .............................          87,815
     381,700      * HANOVER COMPRESSOR CO ......................          12,630
      74,935        HELLENIC PETROLEUM S.A .....................             410
     323,777        HELMERICH & PAYNE, INC .....................           9,979
      21,052        HOLLY CORP .................................             774
   5,463,251        HONG KONG & CHINA GAS CO LTD ...............           6,864
     104,987      * HORIZON OFFSHORE, INC ......................           1,417
      48,330      * HOUSTON EXPLORATION CO .....................           1,510
      89,837      * HS RESOURCES, INC ..........................           5,821
     114,800        HUSKY ENERGY, INC ..........................           1,227
       7,751      * HYDRIL CO ..................................             176
      66,070        IHC CALAND NV ..............................           3,328
     520,194        IMPERIAL OIL LTD ...........................          13,317
     232,991      * INPUT/OUTPUT, INC ..........................           2,959
     346,062      e ITALGAS S.P.A ..............................           3,032
     724,000        JAPAN ENERGY CORP ..........................           1,533
      10,909      * KANEB SERVICES, INC ........................              80
     133,621      * KCS ENERGY, INC ............................             882
     531,905        KERR-MCGEE CORP ............................          35,249
     535,427      * KEY ENERGY SERVICES, INC ...................           5,804
      45,231      * KEY PRODUCTION CO, INC .....................             753
   1,153,000        KOA OIL CO LTD .............................           3,106
       5,453        KONINKLIJKE VOPAK NV .......................             112
  17,202,404        LATTICE GROUP PLC ..........................          38,407
     113,743      * LOUIS DREYFUS NATURAL GAS CORP .............           3,964
         300        LU FKIN INDUSTRIES, INC ....................               8
     153,532      * MAGNUM HUNTER RESOURCES, INC ...............           1,366
     329,287      * MARINE DRILLING CO, INC ....................           6,293
     189,725      * MAVERICK TUBE CORP .........................           3,216
     107,200      * MCDERMOTT INTERNATIONAL, INC ...............           1,249
      87,656      * MCMORAN EXPLORATION CO .....................           1,315
     211,270      * MERIDIAN RESOURCE CORP .....................           1,515
     113,632        MITCHELL ENERGY & DEVELOPMENT CORP
                      (CLASS A) ................................           5,255
     224,604        MURPHY OIL CORP ............................          16,531
     778,178      * NABORS INDUSTRIES, INC .....................          28,948
     317,374      * NATIONAL-OILWELL, INC ......................           8,506
     220,110      * NEWFIELD EXPLORATION CO ....................           7,057
     450,762        NEXEN, INC .................................          11,317
      17,500        NEXEN, INC (US) ............................             440
   1,144,925        NIPPON MITSUBISHI OIL CO ...................           6,463
     538,751        NOBLE AFFILIATES, INC ......................          19,045
     761,377      * NOBLE DRILLING CORP ........................          24,935
     145,070        NORSK HYDRO AS .............................           6,146
   1,358,816      * NOVUS PETROLEUM LTD ........................           1,281
      77,524      * NUEVO ENERGY CO ............................           1,264
   2,055,237        OCCIDENTAL PETROLEUM CORP ..................          54,649
     945,692        OCEAN ENERGY, INC (NEW) ....................          16,502
     116,728      * OCEANEERING INTERNATIONAL, INC .............           2,422
      14,339        OMV AG .....................................           1,202
   2,961,000        OSAKA GAS CO LTD ...........................           9,544
      43,900      * OSCA, INC ..................................             910
     143,000      * PANCANADIAN PETROLEUM LTD ..................           4,382
     407,243      * PARKER DRILLING CO .........................           2,647
      80,483        PATINA OIL & GAS CORP ......................           2,133
     354,334      * PATTERSON-UTI ENERGY, INC ..................           6,332
     127,500      * PENN WEST PETROLEUM LTD ....................           3,277
     444,379        PENNZOIL-QUAKER STATE CO ...................           4,977
     862,939        PETRO-CANADA (NON-RESIDENT) ................          20,482
     101,261      * PETROLEUM GEO-SERVICES ASA .................           1,025
   1,199,687        PHILLIPS PETROLEUM CO ......................          68,382
     547,627      * PIONEER NATURAL RESOURCES CO ...............           9,337
      74,733      * PLAINS RESOURCES, INC ......................           1,794
     218,610        POGO PRODUCING CO ..........................           5,247
     116,162      * PRECISION DRILLING CORP ....................           3,624
     399,826     e* PRIDE INTERNATIONAL, INC ...................           7,597
      48,888      * PRIMA ENERGY CORP ..........................           1,178
      17,729      * PRIZE ENERGY CORP ..........................             342
     242,259      * PURE RESOURCES, INC ........................           4,361
      80,692      * PYR ENERGY CORP ............................             573
     254,856      * RANGE RESOURCES CORP .......................           1,529
      81,194      * REMINGTON OIL & GAS CORP ...................           1,543
     917,065        REPSOL YPF S.A .............................          15,140
     214,800      * RIO ALTO EXPLORATION LTD ...................           3,715
     450,616      * ROWAN COS, INC .............................           9,959
   5,457,521      e ROYAL DUTCH PETROLEUM CO ...................         314,091
     361,700        RPC, INC ...................................           5,136
     530,868      * RUBICON LTD ................................             149

      26,000        SANTA FE INTERNATIONAL CORP ................             754
   2,377,907        SANTOS LTD .................................           7,841
     600,000        SCHLUMBERGER LTD ...........................          31,590
     162,463      * SEACOR SMIT, INC ...........................           7,594
     129,293      * SEITEL, INC ................................           1,694
          50      * SERVAL GROWTH FUND TRUST (UNITS) ...........               0
     153,500        SHELL CANADA LTD ...........................           4,370
  16,058,416        SHELL TRANSPORT & TRADING CO PLC ...........         133,475
     462,000      e SHOWA SHELL SEKIYU K.K .....................           2,693
      47,843        SMEDVIG AS SERIES A ........................             436
      14,101        SMEDVIG AS SERIES B ........................             113
     284,952      * SMITH INTERNATIONAL, INC ...................          17,069
      82,008      * SPINNAKER EXPLORATION CO ...................           3,269
     152,157        ST. MARY LAND & EXPLORATION CO .............           3,554
     823,500      * STATOIL ASA ................................           6,086
     132,064      * STONE ENERGY CORP ..........................           5,850
     497,962        SUNCOR ENERGY, INC .........................          12,666
     478,240        SUNOCO, INC ................................          17,518
     247,906      * SUPERIOR ENERGY SERVICES, INC ..............           1,958
     133,913      * SWIFT ENERGY CO ............................           4,035
       9,594        TECHNIP S.A ................................           1,345
     379,176      e TEIKOKU OIL CO LTD .........................           1,879
     199,324      * TESORO PETROLEUM CORP ......................           2,511
   3,032,286        TEXACO, INC ................................         201,950
     365,152        TIDEWATER, INC .............................          13,766
   4,118,000      e TOKYO GAS CO LTD ...........................          12,514
     269,000        TONENGENERAL SEKIYU K.K ....................           1,788
     861,419        TOSCO CORP .................................          37,946
   2,719,252        TOTAL FINA ELF S.A .........................         380,770
     163,377      * TOTAL FINA ELF S.A. (STRIP VVPR) ...........               1
       2,025      * TOTAL FINA WTS 08/05/03 ....................              54
   1,050,605        TRANS CANADA PIPELINES LTD .................          12,980
     142,587      * TRANSMONTAIGNE, INC ........................             827
     157,136        TRANSOCEAN SEDCO FOREX, INC ................           6,482
          32      * TRANSTEXAS GAS CORP (CLASS A) ..............               0
          67      * TRANSTEXAS GAS CORP WTS 6/30/02 ............               0
     124,097      * TRICO MARINE SERVICES, INC .................           1,320
          35      * TRITON ENERGY LTD ..........................               1
     399,448        ULTRAMAR DIAMOND SHAMROCK CORP .............          18,874
     166,766      * UNIT CORP ..................................           2,643
      43,396      * UNIVERSAL COMPRESSION HOLDINGS, INC ........           1,232

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   23

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  ENERGY--(CONTINUED)
   1,332,036        UNOCAL CORP ................................    $     45,489
   1,738,914        USX (MARATHON GROUP) .......................          51,315
     296,952        VALERO ENERGY CORP .........................          10,922
     427,090      * VARCO INTERNATIONAL, INC (NEW) .............           7,948
     168,050      * VERITAS DGC, INC ...........................           4,663
     296,697        VINTAGE PETROLEUM, INC .....................           5,548
      78,700      * W-H ENERGY SERVICES, INC ...................           1,495
     704,304      * WEATHERFORD INTERNATIONAL, INC .............          33,807
     180,496        WESTCOAST ENERGY, INC ......................           4,250
      42,723      * WESTPORT RESOURCES CORP ....................             897
   1,344,847        WOODSIDE PETROLEUM LTD .....................          11,220
     691,055        XTO ENERGY, INC ............................           9,917
                                                                    ------------
                    TOTAL ENERGY                                       6,794,352
                                                                    ------------
  FINANCIAL SERVICES--20.13%
     181,399        21ST CENTURY INSURANCE GROUP ...............           3,374
   2,870,772        3I GROUP PLC ...............................          43,039
   2,699,567        ABBEY NATIONAL PLC .........................          47,269
   1,998,881      e ABN-AMRO HOLDING NV ........................          37,551
       1,100        ACADIA REALTY TRUST ........................               8
   2,161,810        ACE LTD ....................................          84,505
     456,100        ACOM CO LTD ................................          40,264
      36,444      e ADVANTA CORP (CLASS A) .....................             583
     103,197        ADVANTA CORP (CLASS B) .....................           1,442
   1,636,856      e AEGON NV ...................................          46,077
      19,000        AEON CREDIT SERVICE CO LTD .................           1,127
     122,463      * AFFILIATED MANAGERS GROUP, INC .............           7,531
   2,886,753        AFLAC, INC .................................          90,904
      31,000        AIFUL CORP .................................           2,796
   1,400,855        AIOI INSURANCE CO LTD ......................           4,661
      59,531        ALABAMA NATIONAL BANCORP ...................           1,932
      73,548        ALEXANDRIA REAL ESTATE EQUITIES, INC .......           2,927
     190,623        ALFA CORP ..................................           4,708
     297,483        ALLEANZA ASSICURAZIONI .....................           3,138
      25,144      * ALLEGHANY CORP .............................           5,104
     415,000        ALLGREEN PROPERTIES LTD ....................             251
      17,316        ALLIANCE BANCORP ...........................             510
     367,454      e ALLIANZ AG. (REGD) .........................         107,854
     515,025        ALLIED CAPITAL CORP ........................          11,923
   1,430,408        ALLIED IRISH BANK PLC ......................          15,985
     432,346        ALLIED IRISH BANKS PLC .....................           4,978
     302,211        ALLMERICA FINANCIAL CORP ...................          17,377
   9,495,306        ALLSTATE CORP ..............................         417,699
     410,402        ALPHA BANK S.A .............................           8,617
     493,943        AMB PROPERTY CORP ..........................          12,724
     540,784        AMBAC FINANCIAL GROUP, INC .................          31,474
     138,398        AMCORE FINANCIAL, INC ......................           3,327
     129,300        AMERICAN CAPITAL STRATEGIES LTD ............           3,628
   7,991,692        AMERICAN EXPRESS CO ........................         310,078
     200,362        AMERICAN FINANCIAL GROUP, INC ..............           6,071
     122,970        AMERICAN FINANCIAL HOLDINGS, INC ...........           2,902
   2,752,759        AMERICAN GENERAL CORP ......................         127,866
      41,200      * AMERICAN INDUSTRIAL PROPERTIES REIT ........               0
  15,419,753        AMERICAN INTERNATIONAL GROUP, INC ..........       1,326,099
      54,592        AMERICAN NATIONAL INSURANCE CO .............           4,081
      11,305      * AMERICAN PHYSICIANS CAPITAL, INC ...........             220
     553,241     e* AMERITRADE HOLDING CORP (CLASS A) ..........           4,404
      63,200        AMERUS GROUP CO ............................           2,242
      91,860        AMLI RESIDENTIAL PROPERTIES TRUST ..........           2,260
   1,144,000        AMOY PROPERTIES LTD ........................           1,313
     324,821        AMP DIVERSIFIED PROPERTY TRUST .............             402
   3,251,877        AMP LTD ....................................          36,339
      71,300      * AMPAL-AMERICAN ISRAEL CORP (CLASS A) .......             431
       3,440      * AMRESCO, INC ...............................               3
   2,208,880        AMSOUTH BANCORP ............................          40,842
   1,839,963        AMVESCAP PLC ...............................          31,958
     287,431      * ANC RENTAL CORP ............................             862
     587,223        ANCHOR BANCORP WISCONSIN, INC ..............           9,337
      18,614        ANDOVER BANCORP, INC .......................             935
      92,700        ANNALY MORTGAGE MANAGEMENT, INC ............           1,271
      81,000        ANTHRACITE CAPITAL, INC ....................             895
   1,261,900        AON CORP ...................................          44,167
     374,023        APARTMENT INVESTMENT & MANAGEMENT CO .......          18,028
      46,100      * ARCH CAPITAL GROUP LTD .....................             726
     665,750        ARCHSTONE COMMUNITIES TRUST ................          17,163
     336,900        ARDEN REALTY, INC ..........................           8,995
      73,285        AREA BANCSHARES CORP .......................           1,209
     118,085        ARGONAUT GROUP, INC ........................           2,374
      14,165        ARROW FINANCIAL CORP .......................             358
   5,178,486        ASAHI BANK LTD .............................          11,211
     512,000      * ASHIKAGA BANK LTD ..........................             780
   4,492,555      e ASSICURAZIONI GENERALI S.P.A ...............         135,021
     383,673        ASSOCIATED BANC-CORP .......................          13,808
       7,375        ASSOCIATED ESTATES REALTY CORP .............              71
     314,281      * ASSOCIATES FIRST CAPITAL RESIDUAL VALUE ....               3
   1,008,944        ASTORIA FINANCIAL CORP .....................          55,492
   4,287,998        AUSTRALIAN & NEWZEALAND BANKING GROUP LTD ..          36,829
     205,945        AUSTRALIAN STOCK EXCHANGE LTD ..............           1,491
   1,695,277      * AUTONATION, INC ............................          19,665
     344,377        AVALONBAY COMMUNITIES, INC .................          16,100
   2,013,139        AXA ........................................          57,350
      23,300        BALDWIN & LYONS, INC (CLASS B) .............             489
   2,786,081      e BANCA DI ROMA ..............................           8,491
     252,312        BANCA FIDEURAM S.P.A .......................           2,397

     507,403      * BANCA INTESA S.P.A. PUT WTS 11/15/02 .......             704
     838,054        BANCA MONTE DEI PASCHI SIENA ...............           2,611
  10,694,366        BANCA NAZIONALE DEL LAVORO .................          33,499
     364,577      e BANCA POPOLARE DI MILANO ...................           1,435
      12,164        BANCFIRST CORP .............................             490
      16,859        BANCFIRST OHIO CORP ........................             382
  13,174,038      * BANCO COMERCIAL PORTUGUES S.A. (REGD) ......          49,074
     193,592        BANCO ESPIRITO SANTO S.A. (REGD) ...........           2,647
      15,000        BANCO INTERCONTINENTAL ESPANOLA S.A ........             502
  15,359,907        BANCO SANTANDER CENTRAL HISPANO S.A ........         139,140
     474,745        BANCORPSOUTH, INC ..........................           8,071
     266,163        BANCWEST CORP ..............................           9,156
      44,959        BANK MUTUAL CORP ...........................             634
  14,085,405        BANK OF AMERICA CORP .......................         845,547
   2,050,237        BANK OF EAST ASIA LTD ......................           4,758
     752,000      e BANK OF FUKUOKA LTD ........................           3,377
      36,188        BANK OF GRANITE CORP .......................             832
   2,371,687        BANK OF IRELAND ............................          23,492
   1,484,240        BANK OF MONTREAL ...........................          38,241
   4,376,455        BANK OF NEW YORK CO, INC ...................         210,070
   1,681,300        BANK OF NOVA SCOTIA ........................          50,297
     145,767        BANK OF PIRAEUS ............................           1,577
     482,899        BANK OF SCOTLAND ...........................           5,454
   1,398,656        BANK OF YOKOHAMA LTD .......................           5,697
   6,780,951        BANK ONE CORP ..............................         242,758
     183,950      * BANK UNITED CORP CONTINGENT PAYMENT RTS ....              61
     105,669      e BANKATLANTIC BANCORP, INC (CLASS A) ........             918
     984,204        BANKNORTH GROUP, INC .......................          22,292
      73,701      * BANKUNITED FINANCIAL CORP (CLASS A) ........           1,035
       9,626        BANNER CORP ................................             212
   2,859,586        BARCLAYS PLC ...............................          87,674
   4,072,958   a,f* BARING VOSTOK L.P. .........................           4,073
     193,672        BAY VIEW CAPITAL CORP ......................           1,449
   2,291,553        BAYERISCHE HYPO-UND VEREINSBANK AG .........         111,940
   2,712,274        BB&T CORP ..................................          99,540
   5,372,457      e BCO BILBAO VIZCAYA ARGENTARIA S.A ..........          69,498
     485,496        BEAR STEARNS COS, INC ......................          28,630
      32,041      * BEAZER HOMES USA, INC ......................           2,034
      97,900        BEDFORD PROPERTY INVESTORS, INC ............           2,051
     106,132        BERKLEY (W.R.) CORP ........................           4,396
   2,158,358      e BIPOP-CARIRE S.P.A .........................           8,113
      31,410      * BKF CAPITAL GROUP, INC .....................           1,043

                       SEE NOTES TO FINANCIAL STATEMENTS

24   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
     110,500      * BLACKROCK, INC .............................    $      3,789
     908,045      e BNP PARIBAS GROUP ..........................          79,028
      73,129      * BOK FINANCIAL CORP .........................           1,967
      78,209        BOSTON PRIVATE FINANCIAL HOLDINGS, INC .....           1,752
     397,053        BOSTON PROPERTIES, INC .....................          16,239
     104,124        BOYKIN LODGING CO ..........................           1,343
     941,046        BPI-SGPS S.A. (REGD) .......................           2,183
     186,700        BRANDYWINE REALTY TRUST ....................           4,191
     267,338        BRE PROPERTIES, INC (CLASS A) ..............           8,100
     740,364        BRITISH LAND CO PLC ........................           5,050
      70,000        BROOKFIELD PROPERTIES CORP .................           1,338
      45,200        BROOKLINE BANCORP, INC .....................             635
     137,059        BROWN & BROWN, INC .........................           5,755
      53,689        BSB BANCORP, INC ...........................           1,238
     822,893        BT OFFICE TRUST ............................             636
     104,718      * BTG PLC ....................................           1,723
     161,600        BURNHAM PACIFIC PROPERTIES, INC ............             792
     305,126      * C.I. FUND MANAGEMENT, INC ..................           2,690
       1,920      * CALIFORNIA FEDERAL BANK GOODWILL CERT ......               5
     220,661        CAMDEN PROPERTY TRUST ......................           8,098
     349,100        CANADA LIFE FINANCIAL CORP .................          10,122
     971,592        CANADIAN IMPERIAL BANK OF COMMERCE .........          33,067
   1,857,616      * CANARY WHARF GROUP PLC .....................          14,474
     118,532        CAPITAL AUTOMOTIVE REIT ....................           2,134
       1,200        CAPITAL CITY BANK GROUP, INC ...............              30
   1,263,202        CAPITAL ONE FINANCIAL CORP .................          75,792
   1,800,000        CAPITALAND LTD .............................           2,470
     173,514        CAPITOL FEDERAL FINANCIAL ..................           3,354
         500        CAPITOL TRANSAMERICA CORP ..................               8
      89,350      * CAPSTEAD MORTGAGE CORP .....................           1,590
     354,042        CARRAMERICA REALTY CORP ....................          10,798
     139,448        CASH AMERICA INTERNATIONAL, INC ............           1,185
     583,280      * CATELLUS DEVELOPMENT CORP ..................          10,178
      51,192        CATHAY BANCORP, INC ........................           2,800
     115,400      * CB RICHARD ELLIS SERVICES, INC .............           1,812
     155,505        CBL & ASSOCIATES PROPERTIES, INC ...........           4,772
      44,832        CCBT FINANCIAL COS, INC ....................           1,345
     116,991      * CCC INFORMATION SERVICES GROUP, INC ........             695
     106,040      * CENTENNIAL BANCORP .........................             875
         100        CENTER TRUST, INC ..........................               0
     115,400        CENTERPOINT PROPERTIES CORP ................           5,793
      31,664      * CENTRAL COAST BANCORP ......................             783
      82,587        CFS BANCORP, INC ...........................           1,142
   7,283,015        CGNU PLC ...................................         100,687
     136,453        CHARLES E. SMITH RESIDENTIAL REALTY ........           6,843
      94,052        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ......           1,500
   3,810,323        CHARTER ONE FINANCIAL, INC .................         121,549
     123,000        CHATEAU COMMUNITIES, INC ...................           3,862
      93,182        CHELSEA PROPERTY GROUP, INC ................           4,370
      59,817        CHEMICAL FINANCIAL CORP ....................           1,765
   1,488,946        CHEUNG KONG HOLDINGS LTD ...................          16,226
     595,540        CHIBA BANK LTD .............................           2,154
         864      * CHINESE ESTATES LTD ........................               0
     138,201        CHITTENDEN CORP ............................           4,650
     339,129      * CHOICEPOINT, INC ...........................          14,260
     961,290        CHUBB CORP .................................          74,433
     600,300      e CHUO MITSUI TRUST & BANKING CO LTD .........           1,064
     755,409        CINCINNATI FINANCIAL CORP ..................          29,839
  38,159,322        CITIGROUP, INC .............................       2,016,339
     277,623        CITIZENS BANKING CORP (MICHIGAN) ...........           8,120
       1,200      * CITIZENS, INC ..............................               8
       8,676        CITY BANK LYNNWOOD (WASHINGTON) ............             234
   2,989,326        CITY DEVELOPMENTS LTD ......................          11,567
       9,848        CITY HOLDING CO ............................             129
     219,979        CITY NATIONAL CORP .........................           9,743
     562,600      * CLARICA LIFE INSURANCE CO ..................          16,590
      42,733      * CLARK/BARDES, INC ..........................             953
     119,672        CLOSE BROTHERS GROUP PLC ...................           1,418
     143,306      * CNA FINANCIAL CORP .........................           5,653
     101,032        CNA SURETY CORP ............................           1,414
      62,500      * COAST FEDERAL LITIGATION CONTINGENT RTS ....              59
      20,934        COASTAL BANCORP, INC .......................             669
      23,539        COBIZ, INC .................................             536
     550,671        COLONIAL BANCGROUP, INC ....................           7,919
     358,062        COLONIAL FIRST STATE PROPERTY TRUST ........             380
     129,696        COLONIAL PROPERTIES TRUST ..................           3,995
      67,667      * COLUMBIA BANKING SYSTEM, INC ...............             863
     881,274        COMDISCO, INC ..............................           1,172
   2,306,193        COMERICA, INC ..............................         132,837
     173,634        COMMERCE BANCORP, INC ......................          12,172
     360,411        COMMERCE BANCSHARES, INC ...................          13,299
     148,893        COMMERCE GROUP, INC ........................           5,478
     247,856        COMMERCIAL BANK OF GREECE ..................           8,935
      21,030        COMMERCIAL BANK OF NEW YORK ................             662
     287,078        COMMERCIAL FEDERAL CORP ....................           6,632
     127,194        COMMERCIAL NET LEASE REALTY, INC ...........           1,813
      10,000        COMMERZBANK AG .............................             253
       9,415        COMMONWEALTH BANCORP, INC ..................             168
   3,532,052      * COMMONWEALTH BANK OF AUSTRALIA .............          61,287
       1,000        COMMUNITY BANK SYSTEM, INC .................              28
      23,949        COMMUNITY BANKS, INC .......................             715
     231,306        COMMUNITY FIRST BANKSHARES, INC ............           5,320
      12,491        COMMUNITY TRUST BANCORP, INC ...............             300
     727,629        COMPASS BANCSHARES, INC ....................          19,282

     104,160     e* COMPUCREDIT CORP ...........................           1,151
      76,914        CONNECTICUT BANCSHARES, INC ................           2,014
   1,716,040      * CONSECO, INC ...............................          23,424
      67,100   b,e* CONTIFINANCIAL CORP ........................               0
     191,300        CORNERSTONE REALTY INCOME TRUST, INC .......           2,219
      24,955        CORPORACION MAPFRE S.A .....................             522
         500        CORPORATE OFFICE PROPERTIES TRUST, INC .....               5
      77,150        CORRECTIONS CORP OF AMERICA ................           1,231
      55,236        CORUS BANKSHARES, INC ......................           3,328
     682,186        COUNTRYWIDE CREDIT INDUSTRIES, INC .........          31,299
     236,586        COUSINS PROPERTIES, INC ....................           6,352
       7,400        CPB, INC ...................................             219
     235,506        CRAWFORD & CO (CLASS A) ....................           2,944
      40,130        CRAWFORD & CO (CLASS B) ....................             722
     134,200      * CREDIT ACCEPTANCE CORP .....................           1,033
   2,292,566        CREDIT LYONNAIS S.A ........................          82,721
     204,143        CREDIT SAISON CO LTD .......................           4,960
     665,893        CREDIT SUISSE GROUP (REGD) .................         109,469
      30,200     e* CREDITRUST ESCROW ..........................               0
     544,411        CRESCENT REAL ESTATE EQUITIES CO ...........          13,376
      28,910      * CRESECENT OPERATING, INC ...................              22
      80,960      * CRESTLINE CAPITAL CORP .....................           2,516
       4,801     b* CRIIMI MAE, INC ............................               3
      11,375        CROWN AMERICAN REALTY TRUST ................              95
      99,900      * CSFBDIRECT .................................             475
     149,233      * CSK AUTO CORP ..............................           1,239
     276,297        CULLEN/FROST BANKERS, INC ..................           9,353
      91,746        CVB FINANCIAL CORP .........................           1,762
         138      * DAIKYO, INC ................................               0
   1,403,000     e* DAIWA BANK LTD .............................           1,822
   2,583,852        DAIWA SECURITIES GROUP, INC ................          27,036
   2,620,258        DBS GROUP HOLDINGS LTD .....................          19,271
      82,989        DELPHI FINANCIAL GROUP, INC (CLASS A) ......           3,195
     826,354        DEN DANSKE BANK AF 1871 ....................          14,847
   1,108,096        DEUTSCHE BANK AG. (REGD) ...................          79,177
      26,613        DEUTSCHE BOERSE AG .........................             935
   1,006,209        DEUTSCHE OFFICE TRUST ......................             690
     335,095        DEVELOPERS DIVERSIFIED REALTY CORP .........           6,159
   2,398,860        DEXIA ......................................          37,872
     230,000        DIAMOND LEASE CO LTD .......................           2,637

                       SEE NOTES TO FINANCIAL STATEMENTS

                    2001 SEMI-ANNUAL REPORT COLLEGE RETIREMENT EQUITIES FUND  25

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
     661,500      * DIME BANCORP LITIGATION TRACKING WTS .......    $        185
     486,787        DIME BANCORP, INC ..........................          18,133
      64,900        DIME COMMUNITY BANCSHARES ..................           2,201
   5,869,848        DNB HOLDING ASA ............................          25,464
     182,998        DORAL FINANCIAL CORP .......................           6,277
     118,111        DOWNEY FINANCIAL CORP ......................           5,582
   1,231,062        DRESDNER BANK AG. (REGD) ...................          56,071
     146,248        DROTT AB SERIES B ..........................           1,525
     855,403        DUKE REALTY CORP ...........................          21,257
   1,292,453      * E*TRADE GROUP, INC .........................           8,336
      49,778      * EAST EUROPEAN FRONTIER PLC WTS 6/30/01 .....               1
     248,893      * EAST EUROPEAN FRONTIER TRUST PLC ...........           2,039
     123,272        EAST WEST BANCORP, INC .....................           3,328
     110,442        EASTGROUP PROPERTIES, INC ..................           2,496
     325,550        EATON VANCE CORP ...........................          11,329
     452,704        EDWARDS (A.G.), INC ........................          20,372
     168,211        EFG EUROBANK ERGASIAS ......................           2,130
      30,800      * ELECTRO RENT CORP ..........................             502
      87,135        ENTERTAINMENT PROPERTIES TRUST .............           1,590
   2,000,815        EQUITY OFFICE PROPERTIES TRUST .............          63,286
     760,471        EQUITY RESIDENTIAL PROPERTIES TRUST ........          43,005
     103,502        ERIE INDEMNITY CO (CLASS A) ................           3,079
      24,305        ERSTE BANK DER OESTER SPARK AG .............           1,211
     101,100        ESSEX PROPERTY TRUST, INC ..................           5,010
       3,724        EURAZEO ....................................             216
         909      * EVERGO CHINA HOLDINGS LTD ..................               0
      39,924        F & M BANCORP, INC (MARYLAND) ..............           1,190
     159,278        F & M NATIONAL CORP ........................           6,371
     119,162        FNB CORP ...................................           3,515
      23,955      * FAIRFAX FINANCIAL HOLDINGS LTD .............           3,597
      11,223        FARMERS CAPITAL BANK CORP ..................             456
      84,894        FBL FINANCIAL GROUP, INC (CLASS A) .........           1,528
      42,597        * FEDERAL AGRICULTURAL MORTGAGE CORP (C) ...           1,362
   8,123,047        FANNIE MAE .................................         691,677
     245,996        FEDERAL REALTY INVESTMENT TRUST ............           5,102
     453,244        FEDERATED INVESTORS, INC (CLASS B) .........          14,594
   4,089,125        FREDDIE MAC ................................         286,239
      22,349        FIDELITY BANKSHARES, INC ...................             322
     351,363        FIDELITY NATIONAL FINANCIAL, INC ...........           8,633
   3,559,387        FIFTH THIRD BANCORP ........................         213,741
      60,400      * FINANCIAL FEDERAL CORP .....................           1,749
      44,874        FINANCIAL INSTITUTIONS, INC ................           1,005
     296,012   b,e* FINOVA GROUP, INC ..........................           1,095
     333,737        FIRST AMERICAN CORP ........................           6,321
     114,044        FIRST BANCORP (PUERTO RICO) ................           3,078
      17,362        FIRST BANCORP (NORTH CAROLINA) .............             428
       4,711      * FIRST BANKS AMERICA INC ....................             113
       5,406        FIRST BUSEY CORP ...........................             116
     160,798        FIRST CHARTER CORP .........................           3,015
      33,918        FIRST CITIZENS BANCSHARES, INC (CLASS A) ...           3,680
     253,337        FIRST COMMONWEALTH FINANCIAL CORP ..........           3,800
      22,840        FIRST COMMUNITY BANCSHARES .................             714
       6,003        FIRST ESSEX BANCORP, INC ...................             148
      89,589        FIRST FEDERAL CAPITAL CORP .................           1,451
     194,128        FIRST FINANCIAL BANCORP ....................           3,316
      42,546        FIRST FINANCIAL BANKSHARES, INC ............           1,319
      11,417        FIRST FINANCIAL CORP (INDIANA) .............             550
      68,600        FIRST FINANCIAL HOLDINGS, INC ..............           1,578
       2,485      * FIRST HUNGARY FUND LTD (CLASS A) ...........           3,990
      51,100        FIRST INDIANA CORP .........................           1,330
      58,944        FIRST MERCHANTS CORP .......................           1,411
     229,560        FIRST MIDWEST BANCORP, INC .................           6,806
      34,311        FIRST NIAGARA FINANCIAL GROUP, INC .........             533
   1,598,400      * FIRST NIS REGIONAL FUND (FULLY PD) .........           9,391
       2,300        FIRST PLACE FINANCIAL (OHIO) ...............              30
      56,178      * FIRST REPUBLIC BANK ........................           1,376
     127,901        FIRST SENTINEL BANCORP, INC ................           1,736
      39,645        FIRST SOURCE CORP ..........................           1,110
     761,346        FIRST TENNESSEE NATIONAL CORP ..............          26,426
   5,765,854        FIRST UNION CORP ...........................         201,459
     259,011        FIRST VIRGINIA BANKS, INC ..................          12,205
     107,855      * FIRSTFED FINANCIAL CORP ....................           3,214
     451,955        FIRSTMERIT CORP ............................          11,932
     365,812     e* FIRSTPLUS FINANCIAL GROUP, INC .............              59
      22,097        FLAGSTAR BANCORP, INC ......................             462
  11,888,405        FLEETBOSTON FINANCIAL CORP .................         468,998
      12,752        FLUSHING FINANCIAL CORP ....................             305
     440,000        FORTIS (NL) NV .............................          10,698
   3,358,933        FORTIS B ...................................          81,045
      50,370      * FORTIS B CVG 07/20/01 ......................             525
     462,027      * FORTIS B NPV (STRIP VVPR) ..................               4
     356,508        FRANCHISE FINANCE CORP OF AMERICA ..........           8,952
   1,000,842        FRANKLIN RESOURCES, INC ....................          45,809
     318,565        FREMONT GENERAL CORP .......................           2,071
     129,163      * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC
                      (CLASS A) ................................             904
      62,700        FRONTIER FINANCIAL CORP ....................           1,756
         600      * FRONTIER INSURANCE GROUP, INC ..............               0
     151,996      * FRONTLINE CAPITAL GROUP, INC ...............             228
   2,370,000        FUJI FIRE & MARINE INSURANCE CO LTD ........           4,276
     413,237        FULTON FINANCIAL CORP ......................           8,455
      31,400      * GABELLI ASSET MANAGEMENT, INC (CLASS A) ....           1,292
     147,110        GABLES RESIDENTIAL TRUST ...................           4,406
     436,082        GALLAGHER (ARTHUR J.) & CO .................          11,338
   1,518,883        GANDEL RETAIL TRUST ........................             858
     174,754      * GARTNER, INC (CLASS A) .....................           1,922

     240,938      * GARTNER, INC (CLASS B) .....................           2,217
      75,383        GBC BANCORP ................................           2,152
       9,720        GECINA .....................................             805
     309,054        GENERAL GROWTH PROPERTIES, INC .............          12,164
   2,515,572        GENERAL PROPERTY TRUST .....................           3,553
         809        GENERALI HOLDING VIENNA AG .................             104
       3,899        GERMAN AMERICAN BANCORP ....................              62
     129,071        GJENSIDIGE NOR SPAREBANK ...................           3,671
      34,415        GLACIER BANCORP, INC .......................             654
     173,080        GLENBOROUGH REALTY TRUST, INC ..............           3,340
     135,600        GLIMCHER REALTY TRUST ......................           2,427
     157,264        GOLD BANC CORP, INC ........................           1,217
       4,800      * GOLDEN STATE BANCORP WTS ...................               6
     430,775        GOLDEN STATE BANCORP, INC ..................          13,268
     757,795        GOLDEN WEST FINANCIAL CORP .................          48,681
      50,116        GREAT AMERICAN FINANCIAL RESOURCES .........             904
      89,330        GREAT LAKES REIT, INC ......................           1,627
     203,137        GREAT PORTLAND ESTATES PLC .................             809
      31,030        GREAT SOUTHERN BANCORP, INC ................             815
     238,933        GREATER BAY BANCORP ........................           5,969
      93,138        GREEN PROPERTY PLC .........................             615
     504,705        GREENPOINT FINANCIAL CORP ..................          19,381
     518,000        GUNMA BANK LTD .............................           2,471
       3,000   b,f* HAFNIA HOLDINGS AS (REGD) (CLASS A) ........               0
       2,490   b,f* HAFNIA HOLDINGS AS (REGD) (CLASS B) ........               0
   3,221,736        HALIFAX GROUP PLC ..........................          37,245
     379,580        HAMMERSON PLC ..............................           2,562
      55,451        HANCOCK HOLDING CO .........................           2,382
     563,000        HANG LUNG DEVELOPMENT CO LTD ...............             545
   1,478,646        HANG SENG BANK LTD .........................          15,166
      97,276        HARBOR FLORIDA BANCSHARES, INC .............           1,863
      26,563      * HARBOR GLOBAL CO LTD .......................             220
      78,238        HARLEYSVILLE GROUP, INC ....................           2,328
      37,460        HARLEYSVILLE NATIONAL CORP .................           1,733
   1,310,732        HARTFORD FINANCIAL SERVICES GROUP, INC .....          89,654
     280,606        HCC INSURANCE HOLDINGS, INC ................           6,875
     282,716        HEALTH CARE PROPERTY INVESTORS, INC ........           9,725
     181,782        HEALTH CARE REIT, INC ......................           4,317
     222,600        HEALTHCARE REALTY TRUST, INC ...............           5,854

                       SEE NOTES TO FINANCIAL STATEMENTS

26   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
     216,548        HELLER FINANCIAL, INC (CLASS A) ............    $      8,662
   2,360,000        HENDERSON LAND DEVELOPMENT CO LTD ..........          10,469
     959,096        HIBERNIA CORP (CLASS A) ....................          17,072
     337,151        HIGHWOODS PROPERTIES, INC ..................           8,985
      75,298        HILB, ROGAL & HAMILTON CO ..................           3,294
     795,000        HITACHI CREDIT CORP ........................          19,059
     739,000      * HOKURIKU BANK LTD ..........................           1,357
     137,763        HOME PROPERTIES OF NEW YORK, INC ...........           4,147
      51,262      * HOMEFED CORP ...............................              49
   3,637,000        HONG KONG EXCHANGES & CLEARING LTD .........           6,481
     349,100        HOOPER HOLMES, INC .........................           3,578
     212,664        HORACE MANN EDUCATORS CORP .................           4,583
         118      * HORIZON GROUP PROPERTIES, INC ..............               0
     284,700        HOSPITALITY PROPERTIES TRUST ...............           8,114
   1,210,760        HOST MARRIOTT CORP (NEW) ...................          15,159
     202,500        HOTEL PROPERTIES LTD .......................             159
   2,775,166        HOUSEHOLD INTERNATIONAL, INC ...............         185,104
     736,700        HRPT PROPERTIES TRUST ......................           7,168
   5,710,392        HSBC HOLDINGS PLC (HONG KONG) ..............          67,537
  17,525,213        HSBC HOLDINGS PLC (UNITED KINGDOM) .........         207,655
     224,360        HUDSON CITY BANCORP, INC ...................           5,180
      78,615        HUDSON RIVER BANCORP, INC ..................           1,423
     302,754        HUDSON UNITED BANCORP ......................           7,720
   1,436,894        HUNTINGTON BANCSHARES, INC .................          23,493
     969,652        HYSAN DEVELOPMENT CO LTD ...................           1,237
      31,742        IBERIABANK CORP ............................             938
      26,400      * IMC MORTGAGE CO ............................               0
      11,600      * IMPERIAL CREDIT INDUSTRIES, INC ............              13
     331,185        INDEPENDENCE COMMUNITY BANK CORP ...........           6,538
     128,049        INDEPENDENT BANK CORP ......................           2,811
   2,790,000        INDEPENDENT INSURANCE GROUP PLC ............               0
     365,545      * INDYMAC BANCORP, INC .......................           9,797
     848,165      * ING GROEP NV ...............................          53,960
      17,532        INMOBILIARIA URBIS S.A .....................              66
     183,588        INNKEEPERS U.S.A. TRUST ....................           2,199
     115,469      * INSIGNIA FINANCIAL GROUP, INC ..............           1,420
          50      * INSPIRE INSURANCE SOLUTIONS, INC ...........               0
      30,681      * INSTINET GROUP, INC ........................             572
      47,063      * INSURANCE AUTO AUCTIONS, INC ...............             800
      73,852        INTEGRA BANK CORP ..........................           1,829
      18,588        INTERAMERICAN HELLENIC LIFE INSURANCE CO ...             315
      99,023        INTERNATIONAL BANCSHARES CORP ..............           4,159
          95      * INTERSTATE HOTELS CORP .....................               0
   2,365,109      e INTESA BCI DI RISP (SAVINGS) ...............           5,406
     908,420      * INTESA BCI WTS 2002 ........................             631
  25,508,772      e INTESA BCI S.P.A ...........................          90,054
     150,574      * INVESTMENT TECHNOLOGY GROUP, INC ...........           7,572
     195,743        INVESTORS FINANCIAL SERVICES CORP ..........          13,115
      98,588        INVESTORS GROUP INC ........................           1,390
      10,830        INVESTORS REAL ESTATE TRUST ................              95
     109,042        IRISH LIFE & PERMANENT PLC (U.K.) ..........           1,255
     172,209        IRISH LIFE AND PERMANENT PLC ...............           2,012
     180,249        IRT PROPERTY CO ............................           1,963
      74,725        IRWIN FINANCIAL CORP .......................           1,879
     499,185        ISTAR FINANCIAL, INC .......................          14,077
      83,333      * ITT EDUCATIONAL SERVICES, INC ..............           3,750
     171,500        JDN REALTY CORP ............................           2,332
     131,001        JEFFERIES GROUP, INC (NEW) .................           4,244
     847,493        JEFFERSON-PILOT CORP .......................          40,951
   1,725,342        JOHN HANCOCK FINANCIAL SERVICES, INC .......          69,462
      41,774        JOHN NUVEEN CO (CLASS A) ...................           2,366
     167,335      * JONES LANG LASALLE, INC ....................           2,209
   1,094,305        JOYO BANK LTD ..............................           3,282
  15,617,377        JP MORGAN CHASE & CO .......................         696,535
      86,589        JP REALTY, INC .............................           2,121
       1,972        JULIUS BAER HOLDINGS AG. SERIES B ..........           7,586
      36,361        KANSAS CITY LIFE INSURANCE CO ..............           1,454
     477,939        KBC BANCASSURANCE HOLDINGS NV ..............          16,994
     350,000        KEPPEL LAND LTD ............................             440
   2,492,294        KEYCORP ....................................          64,924
         400        KEYSTONE PROPERTY TRUST ....................               5
     154,496        KILROY REALTY CORP .........................           4,496
     299,097        KIMCO REALTY CORP ..........................          14,162
     510,929      * KNIGHT TRADING GROUP, INC ..................           5,462
     131,438        KOGER EQUITY, INC ..........................           2,169
         100        KONOVER PROPERTY TRUST, INC ................               0
      37,943        KRAMONT REALTY TRUST .......................             519
     833,853      * LA QUINTA PROPERTIES, INC ..................           4,319
     234,312      * LABRANCHE & CO, INC ........................           6,795
      16,132        LAKELAND BANCORP, INC ......................             292
     743,981        LAND SECURITIES PLC ........................           9,145
      96,151        LANDAMERICA FINANCIAL GROUP, INC ...........           3,062
       1,100     b* LEASING SOLUTIONS, INC .....................               0
   4,996,324        LEGAL & GENERAL GROUP PLC ..................          11,331
     353,164        LEGG MASON, INC ............................          17,573
   2,042,197        LEHMAN BROTHERS HOLDINGS, INC ..............         158,781
   1,452,752        LEND LEASE CORP LTD ........................           9,264
     228,788        LEUCADIA NATIONAL CORP .....................           7,424
     119,546        LEXINGTON CORPORATE PROPERTIES TRUST .......           1,849
      90,405        LIBERTY CORP ...............................           3,616
      78,799        LIBERTY FINANCIAL COS, INC .................           2,557
   1,043,114        LINCOLN NATIONAL CORP ......................          53,981
  21,502,541        LLOYDS TSB GROUP PLC .......................         215,166
     139,322        LNR PROPERTY CORP ..........................           4,876
      62,705      * LOCAL FINANCIAL CORP .......................             809
         360      * LTC HEALTHCARE, INC ........................               0
     504,104        M & T BANK CORP ............................          38,060

     194,814        MACERICH CO ................................           4,831
     271,900        MACK-CALI REALTY CORP ......................           7,744
     399,748        MACQUARIE BANK LTD .........................           7,474
   2,120,730        MACQUARIE INFRASTRUCTURE GROUP .............           3,351
     143,997        MAF BANCORP, INC ...........................           4,421
      57,745        MAIN STREET BANKS, INC .....................           1,021
     218,279        MAN GROUP PLC ..............................           2,935
      97,538        MANUFACTURED HOME COMMUNITIES, INC .........           2,741
   1,663,835        MANULIFE FINANCIAL CORP ....................          46,431
      36,006      * MARKEL CORP ................................           7,075
     102,146      e MARSCHOLLEK LAUT UND PARTNER ...............          11,242
   1,515,241        MARSH & MCLENNAN COS, INC ..................         153,039
     611,947        MARSHALL & ILSLEY CORP .....................          32,984
      29,360      * MB FINANCIAL, INC ..........................             763
     829,949        MBIA, INC ..................................          46,212
   4,257,528        MBNA CORP ..................................         140,286
      61,200        MEDALLION FINANCIAL CORP ...................             627
     496,328      e MEDIOBANCA S.P.A ...........................           5,303
     201,171        MEDIOLANUM S.P.A ...........................           2,027
       5,391      * MEEMIC HOLDINGS, INC .......................             116
   6,753,932        MELLON FINANCIAL CORP ......................         310,681
     506,666        MERCANTILE BANKSHARES CORP .................          19,826
     145,074        MERCURY GENERAL CORP .......................           5,073
     213,557        MERISTAR HOSPITALITY CORP ..................           5,072
      18,905      * MERITAGE CORP ..............................             870
   6,275,156        MERRILL LYNCH & CO, INC ....................         371,803
       9,335      * MERRY LAND PROPERTIES, INC .................              70
   5,515,677        METROPOLITAN LIFE INSURANCE CO .............         170,876
      75,922        METROVACESA S.A ............................           1,080
       3,555      * MFN FINANCIAL CORP .........................              26
       4,123      * MFN FINANCIAL CORP WTS SERIES A ............               2
       4,123      * MFN FINANCIAL CORP WTS SERIES B ............               2
       4,123      * MFN FINANCIAL CORP WTS SERIES C ............               2
     556,125        MGIC INVESTMENT CORP .......................          40,397
      36,868        MICROFINANCIAL, INC ........................             598
       7,919        MID ATLANTIC REALTY TRUST ..................              99
      81,425        MID-AMERICA APARTMENT COMMUNITIES, INC .....           2,084

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   27

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
      45,230        MID-AMERICA BANCORP ........................    $      1,309
      94,808        MID-STATE BANCSHARES .......................           1,729
      11,087        MIDLAND CO .................................             493
         300        MIDWEST BANC HOLDINGS, INC .................               7
      87,270        MILLS CORP .................................           2,147
     793,096        MIRVAC GROUP ...............................           1,499
       2,400        MISSION WEST PROPERTIES, INC ...............              29
      26,103        MISSISSIPPI VALLEY BANCSHARES, INC .........           1,042
   2,918,000        MITSUBISHI ESTATE CO LTD ...................          26,836
       8,982        MITSUBISHI TOKYO FINANCIAL .................          74,898
   1,024,000        MITSUI FUDOSAN CO LTD ......................          11,035
   3,171,000        MITSUI MARINE & FIRE INSURANCE CO LTD ......          16,221
      10,532        MIZUHO HOLDINGS, INC .......................          48,978
     278,056        MONY GROUP, INC ............................          11,158
   7,964,526        MORGAN STANLEY DEAN WITTER & CO ............         511,562
     299,924      e MUENCHENER RUECKVER AG. (REGD) .............          84,173
   4,358,625        NATIONAL AUSTRALIA BANK LTD ................          77,627
     442,738      * NATIONAL BANK OF CANADA ....................           8,460
     260,526        NATIONAL BANK OF GREECE S.A ................           7,715
      38,211        NATIONAL CITY BANCORP ......................           1,144
   3,567,608        NATIONAL CITY CORP .........................         109,811
   1,180,947        NATIONAL COMMERCE FINANCIAL CORP ...........          28,780
     100,300        NATIONAL HEALTH INVESTORS, INC .............           1,033
      63,604        NATIONAL PENN BANCSHARES, INC ..............           1,287
      10,956      * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A)           1,315
      62,400      * NATIONSRENT, INC ...........................              24
     133,121        NATIONWIDE FINANCIAL SERVICES, INC
                      (CLASS A) ................................           5,811
     269,795        NATIONWIDE HEALTH PROPERTIES, INC ..........           5,450
       4,318        NBC CAPITAL CORP ...........................             127
      85,464        NBT BANCORP, INC ...........................           1,649
       2,992      * NCO PORTFOLIO MANAGEMENT, INC ..............              18
     117,222        NEDCOR LTD .................................           2,298
     125,810      * NETBANK, INC ...............................           1,422
     221,941        NEUBERGER BERMAN, INC ......................          15,092
     480,143        NEW PLAN EXCEL REALTY TRUST ................           7,346
   2,316,936      * NEW WORLD DEVELOPMENT CO LTD ...............           2,822
     179,800      * NEXTCARD, INC ..............................           1,987
       6,800      e NICHIEI CO LTD (KYOTO) .....................              59
   1,213,000        NIKKO SECURITIES CO LTD ....................           9,716
      54,000        NIPPON SHINPAN CO LTD ......................             107
     280,600        NISSAN FIRE & MARINE INSURANCE CO LTD ......           1,183
   5,437,000        NOMURA SECURITIES CO LTD ...................         104,189
   2,566,898        NORDEA AB ..................................          14,620
     873,151        NORDEA AB (DEN) ............................           5,014
     998,303        NORTH FORK BANCORP, INC ....................          30,947
   1,801,621        NORTHERN TRUST CORP ........................         112,601
      38,535        NORTHWEST BANCORP, INC .....................             405
   1,270,979        NRMA INSURANCE GROUP LTD ...................           2,197
     186,750        NEW YORK COMMUNITY BANCORP, INC ............           7,031
         200        NYMAGIC, INC ...............................               4
      59,000        OCEANFIRST FINANCIAL CORP ..................           1,530
     198,385      * OCWEN FINANCIAL CORP .......................           2,033
     341,292        OHIO CASUALTY CORP .........................           4,420
     324,069        OLD NATIONAL BANCORP .......................           8,555
     674,849        OLD REPUBLIC INTERNATIONAL CORP ............          19,571
       2,150        OLD SECOND BANKCORP, INC ...................              71
      22,300        OMEGA FINANCIAL CORP .......................             718
      45,000      * ORIENT CORP ................................              84
      50,170        ORIENTAL FINANCIAL GROUP, INC ..............             953
     179,100        ORIX CORP ..................................          17,419
   1,511,129        OVERSEAS-CHINESE BANKING CORP LTD ..........           9,870
     143,399        PACIFIC CAPITAL BANCORP ....................           4,366
     432,662        PACIFIC CENTURY FINANCIAL CORP .............          11,158
          47        PACIFIC CREST CAPITAL, INC .................               1
     110,596        PACIFIC GULF PROPERTIES, INC ...............             541
      76,150        PACIFIC NORTHWEST BANCORP ..................           1,903
      98,200        PAN PACIFIC RETAIL PROPERTIES, INC .........           2,553
      48,215        PARK NATIONAL CORP .........................           4,942
     586,000        PARKWAY HOLDINGS LTD .......................             302
      67,022        PARKWAY PROPERTIES, INC ....................           2,363
      30,926        PENNFED FINANCIAL SERVICES, INC ............             714
      66,075        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ..           1,632
     147,050        PEOPLE'S BANK ..............................           3,428
       5,989        PEOPLES HOLDINGS CO ........................             198
     517,000     b* PEREGRINE INVESTMENT HOLDINGS LTD ..........               0
      68,498        PFF BANCORP, INC ...........................           1,712
      38,584      * PHILADELPHIA CONSOLIDATED HOLDING CORP .....           1,342
      33,630      * PICO HOLDINGS, INC .........................             492
      38,933        PMA CAPITAL CORP (CLASS A) .................             703
     246,687        PMI GROUP, INC .............................          17,924
   1,796,577        PNC FINANCIAL SERVICES GROUP, INC ..........         118,197
      18,588      e POHJOLA GROUP INSURANCE CORP ...............             361
     773,622        POPULAR, INC ...............................          25,483
      39,782        PORT FINANCIAL CORP ........................             806
     239,688        POST PROPERTIES, INC .......................           9,072
     110,400        POWER FINANCIAL CORP .......................           2,328
     229,823        PRENTISS PROPERTIES TRUST ..................           6,044
     115,675        PRESIDENTIAL LIFE CORP .....................           2,591
      45,100        PRIME GROUP REALTY TRUST ...................             609
     135,616      * PROASSURANCE CORP ..........................           2,339
     343,870        PROGRESSIVE CORP ...........................          46,488
     551,180        PROLOGIS TRUST .............................          12,523
     231,700        PROMISE CO LTD .............................          19,098
      45,681        PROMISTAR FINANCIAL CORP ...................           1,096
      27,826        PROSPERITY BANCSHARES, INC .................             666

     330,900        PROTECTIVE LIFE CORP .......................          11,373
      17,646        PROVIDENT BANCORP, INC .....................             345
     130,591        PROVIDENT BANKSHARES CORP ..................           3,257
     117,909        PROVIDENT FINANCIAL GROUP, INC .............           3,882
     339,827        PROVIDENT FINANCIAL PLC ....................           3,553
   1,704,159        PROVIDIAN FINANCIAL CORP ...................         100,886
   1,939,963        PRUDENTIAL PLC .............................          23,491
     135,708        PS BUSINESS PARKS, INC .....................           3,800
     475,730        PUBLIC STORAGE, INC ........................          14,105
     928,119        QBE INSURANCE GROUP LTD ....................           5,569
      19,460      * QUAKER CITY BANCORP INC ....................             573
      50,345        R & G FINANCIAL CORP (CLASS B) .............             808
     472,767        RADIAN GROUP, INC ..........................          19,123
     386,072      e RAS S.P.A ..................................           4,746
     238,405        RAYMOND JAMES FINANCIAL, INC ...............           7,295
     139,500        REALTY INCOME CORP .........................           4,124
     313,917        RECKSON ASSOCIATES REALTY CORP .............           7,469
       7,939        REDWOOD TRUST, INC .........................             181
     173,700        REGENCY CENTERS CORP .......................           4,412
   1,339,748        REGIONS FINANCIAL CORP .....................          42,872
      94,474        REINSURANCE GROUP OF AMERICA, INC ..........           3,581
     382,819        RELIANCE GROUP HOLDINGS, INC ...............               4
     274,965        REPUBLIC BANCORP, INC ......................           3,822
      23,133      * REPUBLIC BANCSHARES, INC ...................             390
      81,536        RESOURCE AMERICA, INC (CLASS A) ............           1,068
          25        RESOURCE BANCSHARES MORTGAGE GROUP, INC ....               0
     164,728        RFS HOTEL INVESTORS, INC ...................           2,601
     144,711        RICHMOND COUNTY FINANCIAL CORP .............           5,430
     102,940        RIGGS NATIONAL CORP ........................           1,749
      27,554        RLI CORP ...................................           1,238
     359,548        ROSLYN BANCORP, INC ........................           9,456
     347,574        ROUSE CO ...................................           9,958
  27,153,935        ROYAL & SUN ALLIANCE INSURANCE GROUP PLC ...         204,313
   1,859,085        ROYAL BANK OF CANADA .......................          59,499
     273,584      * ROYAL BANK OF CANADA (U.S.) ................           8,714
   3,306,812        ROYAL BANK OF SCOTLAND GROUP PLC ...........          72,876
     115,014        S & T BANCORP, INC .........................           3,105
      26,530        S.Y. BANCORP, INC ..........................             902
     705,742        SAFECO CORP ................................          20,819

                       SEE NOTES TO FINANCIAL STATEMENTS

28  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
       8,617        SAI S.P.A ..................................    $        132
       4,461        SAI S.P.A. (S/S) (NON-VOTE) CV .............              37
     833,200        SAMPO OYJ SERIES A SHARES ..................           7,089
   1,500,569      e SAN PAOLO-IMI S.P.A ........................          19,234
      32,183        SANDY SPRING BANCORP, INC ..................           1,036
      33,492        SANTANDER BANCORP ..........................             655
         765      * SANWA BANK LTD .............................               4
      30,800        SAUL CENTERS, INC ..........................             582
   1,008,436        SCHRODERS PLC (NEW) ........................          11,594
   6,278,381        SCHWAB (CHARLES) CORP ......................          96,059
      46,548        SCPIE HOLDINGS, INC ........................             940
     164,093        SEACOAST FINANCIAL SERVICES CORP ...........           2,667
       7,895        SECOND BANCORP, INC ........................             181
     271,075      * SECURITY CAPITAL GROUP, INC (CLASS B) ......           5,801
     434,672        SEI INVESTMENTS CO .........................          20,603
     141,705        SELECTIVE INSURANCE GROUP, INC .............           3,781
      78,410        SENIOR HOUSING PROPERTIES TRUST ............           1,019
     462,000        SEVENTY-SEVENTH (77TH) BANK LTD ............           2,612
     913,000        SHIZUOKA BANK LTD ..........................           7,657
     254,832        SHOHKOH FUND & CO LTD ......................          41,641
     244,675      * SILICON VALLEY BANCSHARES ..................           5,383
      12,471        SIMCO S.A. (REGD) ..........................             807
      32,924        SIMMONS FIRST NATIONAL CORP (CLASS A) ......           1,100
     624,021        SIMON PROPERTY GROUP, INC ..................          18,702
     692,000        SINGAPORE EXCHANGE LTD .....................             441
     136,000        SINGAPORE LAND LTD .........................             288
   2,958,206        SINO LAND CO LTD ...........................           1,233
      13,709        SJNB FINANCIAL CORP ........................             593
     859,325        SKANDIA FORSAKRINGS AB .....................           7,894
     865,642        SKANDINAVISKA ENSKILDA BANKEN SERIES A .....           8,231
     448,157        SKY FINANCIAL GROUP, INC ...................           8,484
     138,842        SL GREEN REALTY CORP .......................           4,208
     580,507        SLOUGH ESTATES PLC .........................           2,813
      13,300     b* SNTL CORP ..................................               2
     715,360        SOCIETE GENERALE S.A .......................          42,363
     184,980        SOUTH FINANCIAL GROUP, INC .................           3,492
   2,030,716        SOUTHTRUST CORP ............................          52,799
     171,779      * SOUTHWEST BANCORP OF TEXAS, INC ............           5,189
      88,081      e SOUTHWEST SECURITIES GROUP, INC ............           1,823
   1,431,998        SOVEREIGN BANCORP, INC .....................          18,616
      69,708        SOVRAN SELF STORAGE, INC ...................           1,908
     335,502        SPIEKER PROPERTIES, INC ....................          20,113
      20,161        ST. FRANCIS CAPITAL CORP ...................             441
   1,207,773        ST. PAUL COS, INC ..........................          61,222
     184,540        STANCORP FINANCIAL GROUP, INC ..............           8,745
   1,198,477        STARWOOD HOTELS & RESORTS WORLDWIDE ........          44,679
      32,624        STATE AUTO FINANCIAL CORP ..................             535
   1,928,042        STATE STREET CORP ..........................          95,419
     186,200        STATEN ISLAND BANCORP, INC .................           5,186
      42,108        STERLING BANCORP ...........................           1,289
     147,772        STERLING BANCSHARES, INC ...................           2,834
      29,004        STERLING FINANCIAL CORP ....................             671
      83,882      * STEWART INFORMATION SERVICES CORP ..........           1,635
   1,285,045        STILWELL FINANCIAL, INC ....................          43,126
     982,120        STOCKLAND TRUST GROUP (UNITS) ..............           2,008
       7,084      * STOCKWALK GROUP, INC .......................              15
     148,600        STORAGE U.S.A., INC ........................           5,350
     998,868        STOREBRAND ASA SERIES A ....................           7,115
      17,500        STUDENT LOAN CORP ..........................           1,221
      28,542        SUFFOLK BANCORP ............................           1,279
     577,300        SUMISHO LEASE CO ...........................           9,022
   2,643,028        SUMITOMO MARINE & FIRE INSURANCE CO LTD ....          14,771
   7,011,414        SUMITOMO MITSUI BANKING CORP ...............          57,904
   4,423,000        SUMITOMO REALTY & DEVELOPMENT CO LTD .......          26,314
     818,000        SUMITOMO TRUST & BANKING CO LTD ............           5,149
     141,247        SUMMIT PROPERTIES, INC .....................           3,790
      94,800        SUN COMMUNITIES, INC .......................           3,351
   4,168,969        SUN HUNG KAI PROPERTIES LTD ................          37,548
     939,862        SUN LIFE FINANCIAL SERVICES OF CANADA ......          22,487
     850,225      e SUNCORP-METWAY LTD .........................           6,482
     196,293     b* SUNTERRA CORP ..............................              22
   1,482,126        SUNTRUST BANKS, INC ........................          96,012
     213,000        SURUGA BANK LTD ............................           1,793
     176,310        SUSQUEHANNA BANCSHARES, INC ................           3,588
   1,194,991        SVENSKA HANDELSBANKEN SERIES A .............          17,071
     271,404        SVENSKA HANDELSBANKEN SERIES B FREE ........           3,802
     103,262        SWISS REINSURANCE CO (REGD) ................         206,352
   1,520,625        SYNOVUS FINANCIAL CORP .....................          47,717
     189,876      * SYNTROLEUM CORP ............................           1,726
     598,273        T ROWE PRICE GROUP, INC ....................          22,369
     439,700        TAKEFUJI CORP ..............................          39,944
     236,484        TAUBMAN CENTERS, INC .......................           3,311
     452,757        TCF FINANCIAL CORP .........................          20,967
     431,052      * TD WATERHOUSE GROUP ........................           4,711
      96,404        TEXAS REGIONAL BANCSHRS, INC (CLASS A) .....           3,884
   1,647,556        THE GOLDMAN SACHS GROUP, INC ...............         141,360
      58,002        THORNBURG MORTGAGE, INC ....................             900
       2,950        THREE RIVERS BANCORP, INC ..................              33
       9,254        TK DEVELOPMENT A/S .........................             313
   3,789,000        TOKIO MARINE & FIRE INSURANCE CO LTD .......          35,393
      29,903        TOMPKINS TRUSTCO, INC ......................           1,181
      24,657      * TOPDANMARK AS ..............................             652
   2,165,496        TORCHMARK CORP .............................          87,075
      95,100        TOWER LTD ..................................             199
      90,600        TOWN & COUNTRY TRUST .......................           1,848

     137,280      * TRAMMELL CROW CO ...........................           1,517
      92,008        TRANSATLANTIC HOLDINGS, INC ................          11,272
      84,574      * TRIAD GUARANTY, INC ........................           3,383
     274,141        TRIZEC HAHN CORP ...........................           5,031
      20,796        TROY FINANCIAL CORP ........................             380
      92,026        TRUST CO OF NEW JERSEY .....................           3,129
     331,581        TRUSTCO BANK CORP (NEW YORK) ...............           4,427
     291,766        TRUSTMARK CORP .............................           5,929
     111,475        TUCKER ANTHONY SUTRO CORP ..................           2,452
         400      * U-CYBER TECHNOLOGY HOLDINGS LTD ............               0
       5,772        U.S. RESTAURANT PROPERTIES, INC ............              86
      15,171        U.S.B. HOLDING CO, INC .....................             231
     816,532      e UBS AG. (REGD) .............................         116,925
      98,168        UCBH HOLDINGS, INC .........................           2,979
       2,221        UFJ HOLDIMGS, INC ..........................          11,949
     206,312      * UICI .......................................           2,630
      90,795        UMB FINANCIAL CORP .........................           3,904
      78,155        UMPQUA HOLDINGS CORP .......................           1,001
       3,889        UNB CORP (OHIO) ............................              72
      59,658        UNIBAIL S.A ................................           3,237
     484,200     b* UNICAPITAL CORP ............................               4
   7,936,700      e UNICREDITO ITALIANO S.P.A ..................          34,066
     777,547        UNION PLANTERS CORP ........................          33,901
     361,628        UNIONBANCAL CORP ...........................          12,187
     189,578        UNITED BANKSHARES, INC .....................           5,081
     129,070        UNITED COMMUNITY FINANCIAL CORP ............           1,123
       7,800     b* UNITED COS FINANCIAL CORP ..................               1
     561,002        UNITED DOMINION REALTY TRUST, INC ..........           8,050
      20,914        UNITED FIRE & CASULTY CO ...................             611
      44,147        UNITED NATIONAL BANCORP ....................           1,001
   1,295,195        UNITED OVERSEAS BANK LTD ...................           8,175
     563,000        UNITED OVERSEAS LAND LTD ...................             578
     205,620      * UNITED RENTALS, INC ........................           5,336
     577,331      * UNITEDGLOBALCOM, INC (CLASS A) .............           4,994
     252,186        UNITRIN, INC ...............................           9,684
     204,459      * UNIVERSAL AMERICAN FINANCIAL CORP ..........           1,270
       5,249        UNIVERSAL HEALTH REALTY INCOME TRUST .......             113
   1,197,627        UNUMPROVIDENT CORP .........................          38,468
  13,498,949        U.S. BANCORP (NEW) .........................         307,641
     959,687        USA EDUCATION, INC .........................          70,057

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   29

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
      60,470        VALHI, INC .................................    $        783
     180,579     e* VALLEHERMOSO S.A ...........................           1,151
     445,821        VALLEY NATIONAL BANCORP ....................          12,639
     139,300        VALUE LINE, INC ............................           5,881
     107,243        VESTA INSURANCE GROUP, INC .................           1,174
     387,155        VORNADO REALTY TRUST .......................          15,115
     108,396        W HOLDING CO, INC ..........................           1,409
      23,900        W.P. CAREY & CO. LLC .......................             442
   1,166,067        WACHOVIA CORP ..............................          82,966
     449,445        WADDELL & REED FINANCIAL, INC (CLASS A) ....          14,270
     346,544        WASHINGTON FEDERAL, INC ....................           8,497
   5,368,441        WASHINGTON MUTUAL, INC .....................         201,585
     197,500        WASHINGTON REAL ESTATE INVESTMENT TRUST ....           4,669
      20,700        WASHINGTON TRUST BANCORP, INC ..............             456
      87,740        WAYPOINT FINANCIAL CORP ....................           1,101
     261,597     e* WCM BETEILIGUNGS & GRUNDBESITZ AG ..........           2,768
     294,668        WEBSTER FINANCIAL CORP .....................           9,659
     174,238        WEINGARTEN REALTY INVESTORS ................           7,640
  12,690,095        WELLS FARGO & CO ...........................         589,201
          50      * WELLSFORD REAL PROPERTIES, INC .............               1
      75,050        WESBANCO, INC ..............................           1,883
       7,468        WESCO FINANCIAL CORP .......................           2,598
      49,690        WEST COAST BANCORP (OREGON) ................             630
     196,058        WESTAMERICA BANCORP ........................           7,695
      34,937        WESTCORP ...................................             741
       8,800        WESTFIELD AMERICA, INC .....................             142
     892,743        WESTFIELD HOLDINGS LTD .....................           6,350
   2,551,710        WESTFIELD TRUST (UNITS) ....................           4,354
      60,477      * WESTFIELD TRUST (UNITS) NEW ................              99
   5,657,666        WESTPAC BANKING CORP .......................          41,562
      54,229      * WFS FINANCIAL, INC .........................           1,668
     131,588        WHITNEY HOLDING CORP .......................           6,171
     174,751        WILMINGTON TRUST CORP ......................          10,948
      15,000        WING HANG BANK LTD .........................              57
           2        WING LUNG BANK LTD .........................               0
     364,000        WING TAI HOLDINGS LTD ......................             177
       8,567        WINSTON HOTELS, INC ........................              90
      34,760        WINTRUST FINANCIAL CORP ....................             864
     449,995      * WIT SOUNDVIEW GROUP, INC ...................             823
      41,179      * WORLD ACCEPTANCE CORP ......................             379
      13,123        WSFS FINANCIAL CORP ........................             226
     851,692      * WYNDHAM INTERNATIONAL, INC (CLASS A) .......           2,129
   1,145,844        XL CAPITAL LTD (CLASS A) ...................          94,074
   1,793,000     b* YAMAICHI SECURITIES CO LTD .................              29
   1,897,000        YASUDA FIRE & MARINE INSURANCE CO LTD ......          11,788
      37,699        ZENITH NATIONAL INSURANCE CORP .............           1,018
     507,321        ZIONS BANCORP ..............................          29,932
      97,981        ZURICH FINANCIAL SERVICES ..................          33,414
                                                                    ------------
                    TOTAL FINANCIAL SERVICES ...................      21,677,684
                                                                    ------------
  HEALTH CARE--13.19%
      34,589      * 3 DIMENSIONAL PHARMACEUTICALS, INC .........             332
      49,460      * AAIPHARMA, INC .............................             776
  12,144,909        ABBOTT LABORATORIES CO .....................         583,077
     415,413      * ABGENIX, INC ...............................          18,694
      84,432     e* ABIOMED, INC ...............................           1,991
     129,688      * ACCREDO HEALTH, INC ........................           4,823
     145,849      * ACLARA BIOSCIENCES, INC ....................           1,132
     155,662      * ADOLOR CORP ................................           3,362
     197,149      * ADVANCEPCS .................................          12,627
      38,455      * ADVANCED NEUROMODULATION SYSTEMS, INC ......           1,000
     342,673      * ADVANCED TISSUE SCIENCES, INC ..............           1,713
   2,485,789      * AETNA, INC (NEW) ...........................          64,307
     210,438      * AFFYMETRIX, INC ............................           4,640
     104,854      * AKSYS LTD ..................................           1,089
     105,744      * ALBANY MOLECULAR RESEARCH, INC .............           4,019
      82,887      * ALEXION PHARMACEUTICALS, INC ...............           1,989
      69,933      * ALIGN TECH, INC ............................             548
     299,046      * ALKERMES, INC ..............................          10,497
     803,135        ALLERGAN, INC ..............................          68,668
     244,373      * ALLIANCE PHARMACEUTICAL CORP ...............             550
         136      * ALLOS THERAPEUTICS, INC ....................               1
     108,271      * ALLSCRIPTS HEALTHCARE SOLUTIONS ............             974
      22,900      * ALPHA BETA TECHNOLOGY, INC .................               0
     170,483      e ALPHARMA, INC (CLASS A) ....................           4,646
      63,018        ALTANA AG ..................................           2,395
     124,667      * AMERICAN MEDICAL SYSTEMS HOLDING, INC ......           1,914
      42,393      * AMERICAN HEALTHWAYS, INC ...................           1,633
   8,626,091        AMERICAN HOME PRODUCTS CORP ................         504,109
     119,900      * AMERICAN HOMEPATIENT, INC ..................              97
     132,979      * AMERIPATH, INC .............................           3,896
     308,170      * AMERISOURCE HEALTH CORP (CLASS A) ..........          17,042
   9,054,118      * AMGEN, INC .................................         549,404
     110,281      * AMSURG CORP (CLASS A) ......................           3,259
     305,476     e* AMYLIN PHARMACEUTICALS, INC ................           3,437
     319,901      * ANDRX GROUP ................................          24,632
      42,121     e* ANTIGENICS, INC ............................             832
      71,824      * APHTON CORP ................................           1,573
     590,456      * APOGENT TECHNOLOGIES, INC ..................          14,525
   1,277,405        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ....          34,171
     330,900      * APPLERA CORP (CELERA GENOMICS GROUP) .......          13,123
      99,329      * APPLIED MOLECULAR EVOLUTION ................           1,240
     228,436      * APRIA HEALTHCARE GROUP, INC ................           6,590
      97,169      * ARADIGM CORP ...............................             680
      72,120      * ARENA PHARMACEUTICALS, INC .................           2,199

     131,406      * ARIAD PHARMACEUTICALS, INC .................             666
     105,388      * ARQULE, INC ................................           2,283
      96,444      * ARRAY BIOPHARMA, INC .......................             878
      62,794        ARROW INTERNATIONAL, INC ...................           2,411
     104,307     e* ARTHROCARE CORP ............................           2,728
      20,005      * ASPECT MEDICAL SYSTEMS, INC ................             310
   1,513,879        ASTRAZENECA PLC ............................          69,954
   2,579,093        ASTRAZENECA PLC (UNITED KINGDOM) ...........         120,170
      86,172      * ATRIX LABORATORIES, INC ....................           2,042
      66,000      * ATS MEDICAL, INC ...........................             994
     120,567      * AURORA BIOSCIENCES CORP ....................           3,738
     318,128      * AVANIR PHARMACEUTICALS (CLASS A) ...........           2,004
     314,932      * AVANT IMMUNOTHERAPEUTICS, INC ..............           1,779
     295,600      * AVATEX CORP (CLASS A) ......................             127
   1,092,052      e AVENTIS S.A ................................          87,183
      74,207      * AVI BIOPHARMA, INC .........................             575
      94,986      * AVIGEN, INC ................................           2,042
     147,577      * AVIRON .....................................           8,412
          59      * AXYS PHARMACEUTICALS, INC ..................               0
      26,109      * BACOU U.S.A., INC ..........................             736
     523,000        BANYU PHARMACEUTICAL CO LTD ................           9,582
     273,505        BARD (C.R.), INC ...........................          15,576
     109,245     e* BARR LABORATORIES, INC .....................           7,692
     282,743        BAUSCH & LOMB, INC .........................          10,247
   3,556,966        BAXTER INTERNATIONAL, INC ..................         174,291
      97,100      * BAXTER INTERNATIONAL, INC CVR ..............               3
  16,912,119      f BB BIOVENTURES L.P. ........................          31,457
     311,633        BECKMAN COULTER, INC .......................          12,715
   1,543,573        BECTON DICKINSON & CO ......................          55,244
     950,408        BERGEN BRUNSWIG CORP (CLASS A) .............          18,267
     594,830      * BEVERLY ENTERPRISES, INC ...................           6,365
      43,264      * BIO-RAD LABORATORIES, INC (CLASS A) ........           2,155
     296,881      * BIO-TECHNOLOGY GENERAL CORP ................           3,889
      70,503      * BIOCRYST PHARMACEUTICALS, INC ..............             455
     868,150      * BIOGEN, INC ................................          47,193
      50,275      * BIOMARIN PHARMACEUTICAL, INC ...............             664
     978,128        BIOMET, INC ................................          47,009
      83,575     e* BIOPURE CORP ...............................           2,204
      79,543      * BIOSITE DIAGNOSTICS, INC ...................           3,564
      29,298      * BIOSPHERE MEDICAL, INC .....................             376
      97,900      * BIOVAIL CORP ...............................           4,259

                       SEE NOTES TO FINANCIAL STATEMENTS

30   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  HEALTH CARE--(CONTINUED)
     155,470      * BIOVAIL CORP INTERNATIONAL .................    $      6,795
      19,106      * BONE CARE INTERNATIONAL, INC ...............             506
      38,980      * BORON, LEPORE & ASSOCIATES, INC ............             537
   1,660,686      * BOSTON SCIENTIFIC CORP .....................          28,232
  13,601,883        BRISTOL-MYERS SQUIBB CO ....................         711,378
     100,343      * BRITESMILE, INC ............................           1,055
     202,943      * BRUKER DALTONICS, INC ......................           3,058
     403,541     e* CALIPER TECHNOLOGIES CORP ..................           8,495
   5,159,944        CARDINAL HEALTH, INC .......................         356,036
     155,461      * CARDIODYNAMICS INTERNATIONAL CORP ..........             835
   1,422,174      * CAREMARK RX, INC ...........................          23,395
     408,947      * CELGENE CORP ...............................          11,798
     181,215      * CELL GENESYS, INC ..........................           3,715
     116,520     e* CELL PATHWAYS, INC .........................             738
     187,122      * CELL THERAPEUTICS, INC .....................           5,172
     370,979      * CELLTECH GROUP PLC .........................           6,251
     138,674      * CELSION CORP ...............................              83
     260,200      * CEPHALON, INC ..............................          18,344
     135,483      * CERNER CORP ................................           5,690
      51,905      * CERUS CORP .................................           3,767
     143,426      * CHARLES RIVER LABORATORIES
                      INTERNATIONAL, INC .......................           4,984
          75      * CHATTEM, INC ...............................               1
     485,087      * CHIRON CORP ................................          24,739
      76,954     e* CHROMAVISION MEDICAL SYSTEMS, INC ..........             386
     372,000      e CHUGAI PHARMACEUTICAL CO LTD ...............           5,658
     872,483        CIGNA CORP .................................          83,601
      83,010      * CIMA LABS, INC .............................           6,516
     112,118      * CIPHERGEN BIOSYSTEMS, INC ..................             757
      29,800      * CLOSURE MEDICAL CORP .......................             685
      13,324        COBALT CORP ................................              93
     129,497        COCHLEAR LTD ...............................           2,566
     154,343      * COHERENT, INC ..............................           5,583
      36,879      * COLLATERAL THERAPEUTICS, INC ...............             221
      11,627        COLOPLAST A/S SERIES B .....................             545
     125,714      * COLUMBIA LABORATORIES, INC .................           1,017
     181,100      * COMMUNITY HEALTH SYSTEMS ...................           5,342
     357,030     e* COMPUTERIZED THERMAL IMAGING, INC ..........           1,767
      62,389      * CONCEPTUS, INC .............................             936
      85,072      * CONMED CORP ................................           2,216
     146,910      * CONNETICS CORP .............................           1,114
      77,715        COOPER COS, INC ............................           3,995
     270,893      * COR THERAPEUTICS, INC ......................           8,262
          32     b* CORAM HEALTHCARE CORP ......................               0
     218,751     e* CORIXA CORP ................................           3,734
      28,454      * CORVEL CORP ................................           1,060
     311,775      * COVANCE, INC ...............................           7,062
     353,238      * COVENTRY HEALTH CARE, INC ..................           7,135
       8,200     b* CPX CORP ...................................               1
      85,916      * CRYOLIFE, INC ..............................           3,515
     270,746        CSL LTD ....................................           6,562
     154,499      * CUBIST PHARMACEUTICALS, INC ................           5,871
     222,089      * CURAGEN CORP ...............................           8,084
     167,051      * CURIS, INC .................................             807
      93,217      * CV THERAPEUTICS, INC .......................           5,313
       1,967      * CYBEAR GROUP ...............................               1
     264,925     e* CYBER-CARE, INC ............................             331
     105,054      * CYBERONICS, INC ............................           1,775
     137,978      * CYGNUS, INC ................................           1,414
     419,484      * CYTOGEN CORP ...............................           2,265
     623,873      * CYTYC CORP .................................          14,380
     294,286        DAIICHI PHARMACEUTICAL CO LTD ..............           6,807
      63,929        DATASCOPE CORP .............................           2,946
     428,368      * DAVITA, INC ................................           8,709
     101,008      * DECODE GENETICS, INC .......................           1,243
      84,619      * DELTAGEN, INC ..............................             760
      79,527      * DENDREON CORP ..............................           1,330
     165,478      * DENDRITE INTERNATIONAL, INC ................           1,241
     240,424        DENTSPLY INTERNATIONAL, INC ................          10,663
     132,852        DIAGNOSTIC PRODUCTS CORP ...................           4,411
      47,045      * DIAMETRICS MEDICAL, INC ....................             132
      29,571      * DIANON SYSTEMS, INC ........................           1,345
      57,792      * DIGENE CORP ................................           2,358
      39,813      * DIVERSA CORP ...............................             810
     728,645        DR. REDDYS LABORATORIES LTD (DEMAT) ........          24,722
     110,622     e* DURAMED PHARMACEUTICALS, INC ...............           1,979
     263,852      * DURECT CORP ................................           3,430
      72,761      * DUSA PHARMACEUTICALS, INC ..................           1,039
      52,141      * DVI, INC ...................................             918
     105,280      * DYAX CORP ..................................           1,835
      31,448      * DYNACQ INTERNATIONAL, INC ..................             605
     106,000      * E-Z-EM, INC (CLASS A) ......................             562
      38,767      * E-Z-EM, INC (CLASS B) ......................             207
         177      * EBENX CORP .................................               1
     233,540      * ECLIPSYS CORP ..............................           6,562
      62,353     e* EDEN BIOSCIENCE CORP .......................             623
     328,252      * EDWARDS LIFESCIENCES CORP ..................           8,653
     390,036        EISAI CO LTD ...............................           8,741
     249,800        ELAN CORP CONTINGENT VALUE RTS .............              57
      53,614      * ELAN CORP PLC ..............................           3,313
     401,947     e* ELAN CORP PLC (SPON ADR) ...................          24,519
      80,612      * EMISPHERE TECHNOLOGIES, INC ................           2,343
      85,625      * ENDO PHARMACEUTICALS HOLDINGS, INC .........             757
      75,000      * ENDO PHARMACEUTICALS HOLDINGS, INC
                      WTS 12/31/02 .............................              26
      57,317      * ENDOCARE, INC ..............................             916

      84,660     e* ENTREMED, INC ..............................           1,355
     127,392      * ENZO BIOCHEM, INC ..........................           4,370
     234,289     e* ENZON, INC .................................          14,643
     131,922      * ESPERION THERAPEUTICS, INC .................           1,418
      33,279      * EXACT SCIENCES CORP ........................             458
     151,422      * EXELIXIS, INC ..............................           2,872
     434,284      * EXPRESS SCRIPTS, INC .......................          23,899
     251,077        F.H. FAULDING & CO LTD .....................           1,639
         877      * FAB. ESP DE PROD. QUIMICO Y FARM NEW .......              10
       8,770        FABRICA ESP DE PRODUCTO QUIMICO Y FARM .....             104
     548,935      * FIRST HEALTH GROUP CORP ....................          13,240
      33,213      * FIRST HORIZON PHARMACEUTICAL ...............           1,066
     299,630      * FISHER SCIENTIFIC INTERNATIONAL, INC .......           8,689
      70,000      * FIVE STAR PRODUCTS, INC ....................              13
   1,076,097      * FOREST LABORATORIES, INC ...................          76,403
      83,529        FRESENIUS MEDICAL CARE AG ..................           5,905
     166,000        FUJISAWA PHARMACEUTICAL CO LTD .............           3,753
     366,468        GAMBRO AB (CLASS A) ........................           2,239
      79,072        GAMBRO AB (CLASS B) ........................             479
      56,022        GEHE AG ....................................           2,182
     116,012      * GENAISSANCE PHARMACEUTICALS ................           1,629
     138,189      * GENE LOGIC, INC ............................           3,013
     218,569      * GENELABS TECHNOLOGIES ......................             450
         600      * GENENCOR INTERNATIONAL INC .................              10
   1,921,149      * GENENTECH, INC .............................         105,855
   1,400,000     f* GENESOFT SERIES C FINANCING ................           7,000
     113,141      * GENOME THERAPEUTICS CORP ...................           1,679
       2,746      * GENOMIC SOLUTIONS, INC .....................              13
      83,144      * GENSTAR THERAPEUTICS CORP ..................             615
     105,951     e* GENTA, INC .................................           1,419
     193,493      * GENZYME CORP (BIOSURGERY DIVISION) .........           1,600
   1,176,255      * GENZYME CORP (GENERAL DIVISION) ............          71,752
     109,907      * GENZYME-MOLECULAR ONCOLOGY .................           1,489
     115,180     e* GERON CORP .................................           1,613
     529,422      * GILEAD SCIENCES, INC .......................          30,807
  22,043,876        GLAXOSMITHKLINE PLC ........................         620,050
      59,787     e* GLIATECH, INC ..............................             254
      11,300     b* GRAHAM-FIELD HEALTH PRODUCTS, INC ..........               1
   2,446,508      * GUIDANT CORP ...............................          88,074

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund   31

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  HEALTH CARE--(CONTINUED)
     180,213      * GUILFORD PHARMACEUTICALS, INC ..............    $      6,127
     467,780      e H. LUNDBECK A/S ............................          13,298
     141,628      * HAEMONETICS CORP ...........................           4,320
      48,667      * HARVARD BIOSCIENCE, INC ....................             537
   3,098,965        HCA-THE HEALTHCARE CO ......................         140,042
   5,982,710      * HEALTH MANAGEMENT ASSOCIATES, INC ..........         125,876
     577,364      * HEALTH NET, INC ............................          10,046
     100,748      * HEALTHEXTRAS, INC ..........................             955
   2,205,552      * HEALTHSOUTH CORP ...........................          35,223
      96,477      * HEMISPHERX BIOPHARMA, INC ..................             690
     247,551        HILLENBRAND INDUSTRIES, INC ................          14,138
     771,370      * HUMAN GENOME SCIENCES, INC .................          46,475
     849,466      * HUMANA, INC ................................           8,367
      54,223      * HYSEQ, INC .................................             624
     168,146      * I-MANY, INC ................................           2,270
      72,751      * I-STAT CORP ................................           1,072
     440,790        ICN PHARMACEUTICALS, INC ...................          13,982
     258,527      * ICOS CORP ..................................          16,546
      14,805      * ICU MEDICAL, INC ...........................             611
     653,278      * IDEC PHARMACEUTICALS CORP ..................          44,220
     196,479      * IDEXX LABORATORIES, INC ....................           6,140
      76,817      * IDX SYSTEMS CORP ...........................             923
      54,661     e* IGEN INTERNATIONAL, INC ....................           1,421
     141,038      * ILEX ONCOLOGY, INC .........................           4,217
      91,412      * ILLUMINA, INC ..............................           1,077
     422,567      * IMATRON, INC ...............................             845
     373,220     e* IMCLONE SYSTEMS, INC .......................          19,706
       5,500      * IMMUCOR, INC ...............................              19
     160,805     e* IMMUNE RESPONSE CORP .......................             764
   1,771,768      * IMMUNEX CORP ...............................          31,449
     212,059      * IMMUNOGEN, INC .............................           4,241
     197,111      * IMMUNOMEDICS, INC ..........................           4,218
      96,672      * IMPATH, INC ................................           4,283
     110,786      * IMPAX LABORATORIES, INC ....................           1,352
   1,686,849        IMS HEALTH, INC ............................          48,075
      74,265      * INAMED CORP ................................           2,102
     441,918      * INCYTE GENOMICS, INC .......................          10,836
          75      * INFOCURE CORP ..............................               0
     289,172      * INHALE THERAPEUTIC SYSTEMS, INC ............           6,651
     173,121      * INKINE PHARMACEUTICAL CO., INC .............             848
       2,981      * INNOVATIVE CLINICAL SOLUTIONS LTD (NEW) ....               1
     198,338      * INSMED, INC ................................           1,783
      89,116      * INSPIRE PHARMACEUTICALS, INC ...............           1,248
      23,201        INSTRUMENTARIUM OYJ SERIES B FREE ..........             656
      54,919      * INTEGRA LIFESCIENCES HOLDING ...............           1,189
     339,563     b* INTEGRATED HEALTH SERVICES, INC ............              19
     154,280      * INTEGRATED SILICON SOLUTION, INC ...........           2,144
     125,085      * INTERMUNE, INC .............................           4,456
      30,000     f* INTERNATIONAL HYDRON LIQUIDATING TRUST .....               1
     193,811      * INTERNEURON PHARMACEUTICALS, INC ...........           1,645
      15,128      * INTRABIOTICS PHARMACEUTICALS, INC ..........              22
     133,049      * INTUITIVE SURGICAL, INC ....................           1,797
     143,884        INVACARE CORP ..............................           5,558
     142,085      * INVERNESS MEDICAL TECHNOLOGY, INC ..........           5,257
     287,299      * INVITROGEN CORP ............................          20,628
     210,896     e* ISIS PHARMACEUTICALS, INC ..................           2,613
     912,256      * IVAX CORP ..................................          35,578
  19,431,385        JOHNSON & JOHNSON ..........................         971,569
      49,000      e KAKEN PHARMACEUTICAL CO LTD ................             418
      49,370      * KENDLE INTERNATIONAL, INC ..................             989
      70,882      * KERYX BIOPHARMACEUTICALS, INC ..............             751
     147,888     b* KINDRED HEALTHCARE, INC ....................               1
     762,974      * KING PHARMACEUTICALS, INC ..................          41,010
     178,000        KOBAYASHI PHARMACEUTICAL CO LTD ............           8,763
      43,788      * KOS PHARMACEUTICALS, INC ...................           1,730
     106,559      * KOSAN BIOSCIENCES, INC .....................             821
     102,128     e* KV PHARMACEUTICAL CO (CLASS B) .............           3,421
     311,000        KYOWA HAKKO KOGYO CO LTD ...................           2,070
     195,571      * LA JOLLA PHARMACEUTICAL CO .................           2,005
     129,026      * LABONE, INC ................................             871
     240,198      * LABORATORY CORP OF AMERICA HOLDINGS ........          18,471
      42,563        LANDAUER, INC ..............................           1,277
      68,208      * LARGE SCALE BIOLOGY CORP ...................             484
          45      * LCA-VISION, INC ............................               0
     172,065      * LEXICON GENETICS, INC ......................           2,151
     206,298      * LIFEPOINT HOSPITALS, INC ...................           9,135
     298,463      * LIGAND PHARMACEUTICALS, INC (CLASS A) ......           3,373
   6,205,485        LILLY (ELI) & CO ...........................         459,206
     453,987      * LINCARE HOLDINGS, INC ......................          13,624
      57,926     e* LUMINEX CORP ...............................           1,158
     125,402        LUXOTTICA GROUP SPA ........................           2,102
      56,314     e* LYNX THERAPEUTICS, INC .....................             385
     111,292     e* MACROCHEM CORP (DELAWARE) ..................             988
     121,932      * MAGELLAN HEALTH SERVICES, INC ..............           1,561
     493,758      * MANOR CARE, INC ............................          15,677
     914,924     b* MARINER POST-ACUTE NETWORK, INC ............              82
   1,353,082   a,e* MARTEK BIOSCIENCES CORP ....................          38,563
          25      * MATRIA HEALTHCARE, INC .....................               0
     137,793      * MATRIX PHARMACEUTICAL, INC .................           1,437
           4      * MAXICARE HEALTH PLANS, INC .................               0
     116,101     e* MAXIM PHARMACEUTICALS, INC .................             733
      64,439      * MAXIMUS, INC ...............................           2,583
      42,361      * MAXYGEN, INC ...............................             822
   1,711,885        MCKESSON HBOC, INC .........................          63,545
     114,227        MDS, INC ...................................           1,295
      43,080      * MED-DESIGN CORP ............................           1,298
     406,874      * MEDAREX, INC ...............................           9,562

      15,966     b* MEDICAL RESOURCES, INC .....................               0
     105,759      * MEDICINES CO ...............................           2,167
     157,759      * MEDICIS PHARMACEUTICAL CORP (CLASS A) ......           8,361
   1,336,821      * MEDIMMUNE, INC .............................          63,098
      75,041      * MEDQUIST, INC ..............................           2,227
   9,394,000        MEDTRONIC, INC .............................         432,218
     134,855        MENTOR CORP ................................           3,843
     178,897        MERCK KGAA .................................           6,285
  16,846,332        MERCK & CO, INC ............................       1,076,649
      86,111      * MGI PHARMA, INC ............................           1,076
     259,512      * MID ATLANTIC MEDICAL SERVICES, INC .........           4,653
   1,173,617      * MILLENNIUM PHARMACEUTICALS, INC ............          41,757
     256,949        MILLIPORE CORP .............................          15,926
     262,716      * MINIMED, INC ...............................          12,610
      75,437      * MIRAVANT MEDICAL TECHNOLOGIES ..............             981
      98,222      * MOLECULAR DEVICES CORP .....................           1,969
   9,867,437     f* MPM BIOVENTURES II-QP, LP ..................           8,900
     704,907        MYLAN LABORATORIES, INC ....................          19,829
     109,529      * MYRIAD GENETICS, INC .......................           6,935
     150,860      * NABI .......................................           1,198
      78,928      * NANOGEN, INC ...............................             536
     125,667      * NAPRO BIOTHERAPEUTICS, INC .................           1,282
      42,276      * NATIONAL HEALTHCARE CORP ...................             748
      63,900     e* NCS HEALTHCARE, INC (CLASS A) ..............              13
       1,396     e* NEOFORMA.COM, INC ..........................               1
      57,403      * NEOPHARM, INC ..............................           1,464
      15,400      * NEOPROBE CORP ..............................              11
     111,164      * NEORX CORP .................................             335
      63,298      * NEOSE TECHNOLOGIES, INC ....................           2,848
      50,000     f* NETGENICS, INC STOCK OPTIONS 03/20/08 ......              85
     130,733      * NEUROCRINE BIOSCIENCES, INC ................           5,228
      72,838      * NEUROGEN CORP ..............................           1,672
     157,400     b* NEUROMEDICAL SYSTEMS, INC ..................              14
         226      * NEXELL THERAPEUTICS, INC ...................               0
          75        NICHII GAKKAN CO ...........................               3
      53,251        NOBEL BIOCARE AB ...........................           1,795
      36,741      * NORTH AMERICAN SCIENTIFIC ..................             533
   6,870,916        NOVARTIS AG. (REGD) ........................         248,653

                       SEE NOTES TO FINANCIAL STATEMENTS

32  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  HEALTH CARE--(CONTINUED)
      71,985      * NOVAVAX, INC ...............................    $        792
     108,665      * NOVEN PHARMACEUTICALS, INC .................           4,260
     938,140        NOVO NORDISK AS (CLASS B) ..................          41,498
      98,540      * NOVOSTE CORP ...............................           2,513
     149,864      * NPS PHARMACEUTICALS, INC ...................           6,025
     879,592        NYCOMED AMERSHAM PLC .......................           6,371
      93,087      * OCULAR SCIENCES, INC .......................           2,364
      14,093        OMEGA PHARMA SA ............................             543
           2      * OMEGA WORLDWIDE, INC .......................               0
     506,796        OMNICARE, INC ..............................          10,237
     120,589      * ON ASSIGNMENT, INC .........................           2,171
     239,000        ONO PHARMACEUTICAL CO LTD ..................           7,589
     104,564      * ONYX PHARMACEUTICALS, INC ..................           1,256
      39,743      * OPTION CARE, INC ...........................             604
     108,701      * ORASURE TECHNOLOGIES, INC ..................           1,359
      21,655      * ORATEC INTERVENTIONS, INC ..................             201
     176,203      * ORCHID BIOSCIENCES, INC ....................           1,348
     183,529      * ORGANOGENESIS, INC .........................           1,358
      35,278        ORION-YHTYMA OYJ (CLASS B) .................             561
     218,169      * ORTHODONTIC CENTERS OF AMERICA, INC ........           6,630
     186,063      * OSI PHARMACEUTICALS, INC ...................           9,785
     191,226        OWENS & MINOR, INC .........................           3,633
     564,772      * OXFORD HEALTH PLANS, INC ...................          16,152
     159,374     e* PACIFICARE HEALTH SYSTEMS, INC .............           2,598
     313,741      * PACKARD BIOSCIENCE CO ......................           2,604
      94,322      * PAIN THERAPEUTICS, INC .....................             722
     625,786        PALL CORP ..................................          14,725
          56     b* PARACELSUS HEALTHCARE CORP .................               0
      89,262      * PARADIGM GENETICS, INC .....................             803
     132,330      * PAREXEL INTERNATIONAL CORP .................           2,580
     263,793      * PATTERSON DENTAL CO ........................           7,914
     112,899      * PEDIATRIX MEDICAL GROUP, INC ...............           3,748
     159,905      * PER-SE TECHNOLOGIES, INC ...................           1,303
       1,307      * PER SE TECHNOLOGIES, INC WTS 07/08/03 ......               0
     436,933      * PEREGRINE PHARMACEUTICALS, INC .............           1,149
  45,130,486        PFIZER, INC ................................       1,807,476
     215,040      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ....           6,561
     103,108      * PHARMACEUTICAL RESOURCES, INC ..............           3,164
   9,397,553        PHARMACIA CORP .............................         431,818
     111,630      * PHARMACOPEIA, INC ..........................           2,679
      89,904      * PHARMACYCLICS, INC .........................           3,048
     286,815      * PHARMOS CORP ...............................           1,076
         310        PHONAK HOLDING AG (REGD) ...................             928
       1,485      * PHOTOGEN TECHNOLOGIES, INC .................               3
      23,900     b* PHP HEALTHCARE CORP ........................               0
     101,595      * PHYAMERICA PHYSICIAN GROUP, INC ............               7
       1,087      * PHYCOR, INC ................................               0
       5,794     b* PHYSICIANS RESOURCE GROUP, INC .............               0
      70,852     e* POLYMEDICA CORP ............................           2,870
      92,406      * POSSIS MEDICAL, INC ........................           1,113
     119,680      * POZEN, INC .................................           1,795
          18      * PRACTICEWORKS, INC .........................               0
     748,607      * PRAECIS PHARMACEUTICALS, INC ...............          12,307
     192,414      * PRIORITY HEALTHCARE CORP (CLASS A) .........           5,441
       7,692      * PRIORITY HEALTHCARE CORP (CLASS B) .........             218
      74,900      * PROCURENET, INC ............................              11
      41,735      * PROFESSIONAL DETAILING, INC ................           3,840
      39,762      * PROGENICS PHARMACEUTICALS ..................             760
     244,975      * PROTEIN DESIGN LABS, INC ...................          21,254
     166,317      * PROVINCE HEALTHCARE CO .....................           5,869
     396,474      * PSS WORLD MEDICAL, INC .....................           2,549
     180,986      * QIAGEN N.V .................................           3,984
     163,235      * QLT PHOTOTHERAPEUTICS, INC .................           3,227
     351,222      * QUEST DIAGNOSTICS, INC .....................          26,289
     673,979      * QUINTILES TRANSNATIONAL CORP ...............          17,018
   1,226,500        RANBAXY LABORATORIES LTD (DEMAT) ...........          12,549
      63,301      * REGENERATION TECHNOLOGIES ..................             557
     302,019      * REGENERON PHARMACEUTICALS, INC .............          10,465
      76,664      * REHABCARE GROUP, INC .......................           3,695
     272,336      * RENAL CARE GROUP, INC ......................           8,957
     106,795      * RES-CARE, INC ..............................             882
     169,140     e* RESMED, INC ................................           8,550
     202,706      * RESPIRONICS, INC ...........................           6,033
      27,984     b* RESPONSE ONCOLOGY, INC .....................               2
      53,869     e* RIBOZYME PHARMACEUTICALS, INC ..............             539
     170,057      * RIGEL PHARMACEUTICALS, INC .................           1,445
      25,413      * RIGHTCHOICE MANAGED CARE, INC ..............           1,128
         700        ROCHE HOLDING AG. (BR) .....................              57
   1,906,794        ROCHE HOLDING AG. (GENUSSCHEINE) ...........         137,374
     114,636      * ROSETTA INPHARMATICS, INC ..................           1,777
      59,500   b,e* SABRATEK CORP ..............................               9
     211,500      * SAFEGUARD HEALTH ENTERPRISES, INC ..........             381
      91,511      * SANGSTAT MEDICAL CORP ......................           1,499
   1,149,196        SANKYO CO LTD ..............................          20,732
   1,213,136      e SANOFI-SYNTHELABO S.A ......................          79,596
     135,311      * SCHEIN (HENRY), INC ........................           5,421
     589,097        SCHERING AG ................................          30,722
  11,438,537        SCHERING-PLOUGH CORP .......................         414,533
     218,716      * SCIOS, INC .................................           5,470
       9,748      * SEATTLE GENETICS, INC ......................              59
      47,357      * SELECT MEDICAL CORP ........................             947
     408,579     e* SEPRACOR, INC ..............................          16,261
      73,584      * SEQUENOM, INC ..............................           1,030
     100,760      * SEROLOGICALS CORP ..........................           2,150
     122,640        SERONO S.A. (CLASS B) ......................         121,651
     275,300        SERONO S.A. ADR ............................           6,869
   1,514,256      * SERVICE CORP INTERNATIONAL .................           9,631

   1,382,000        SHIONOGI & CO LTD ..........................          28,810
     342,000      * SHIRE PHARMACEUTICALS GROUP PLC ............           6,224
          62      * SHIRE PHARMACEUTICALS GROUP PLC ADR ........               3
     243,368      * SICOR, INC .................................           5,622
     119,920      * SIERRA HEALTH SERVICES, INC ................             841
   2,270,038     f* SKYLINE VENTURE PARTNERS QUALIFIED II ......           2,104
   1,339,893        SMITH & NEPHEW PLC .........................           6,954
      49,661      * SNGAMO BIOSCIENCES, INC ....................             727
      93,728      * SOLA INTERNATIONAL, INC ....................           1,323
     362,588        SONIC HEALTHCARE LTD .......................           1,457
      17,311      * SONIC INNOVATIONS, INC .....................             112
      56,122     e* SONOSITE, INC ..............................           1,089
          60      * SPACELABS MEDICAL, INC .....................               1
      22,064      * SPECIALTY LABORATORIES, INC ................             835
      10,297      * SRI/SURGICAL EXPRESS, INC ..................             313
     177,609        SSL INTERNATIONAL PLC ......................           1,249
     511,558      * ST. JUDE MEDICAL, INC ......................          30,693
       7,455      * STAAR SURGICAL CO ..........................              36
      71,984      * STERICYCLE, INC ............................           3,380
     383,727      * STERIS CORP ................................           7,694
     556,548        STEWART ENTERPRISES, INC (CLASS A) .........           4,063
     786,380        STRYKER CORP ...............................          43,133
     368,766   b,e* SUN HEALTHCARE GROUP, INC ..................              11
     265,780      * SUN PHARMACEUTICAL INDUSTRIES LTD ..........           2,938
      23,640      * SUNQUEST INFORMATION SYSTEMS, INC ..........             562
      98,559     e* SUNRISE ASSISTED LIVING, INC ...............           2,587
     268,857     e* SUNRISE TECHNOLOGY INTERNATIONAL, INC ......             331
     136,270      * SUPERGEN, INC ..............................           2,007
      71,724      * SURMODICS, INC .............................           4,217
      34,000        SUZUKEN CO LTD .............................             951
     217,786      * SYBRON DENTAL SPECIALTIES, INC .............           4,462
         147      * SYNAVANT, INC ..............................               1
     108,613      * SYNCOR INTERNATIONAL CORP ..................           3,367
       3,898        SYNTHES-STRATEC, INC .......................           2,392
     543,000        TAISHO PHARMACEUTICAL CO LTD ...............          10,210
   2,194,000        TAKEDA CHEMICAL INDUSTRIES LTD .............         102,031
     102,730      * TANOX, INC .................................           3,241
     187,478      * TARGETED GENETICS CORP .....................           1,219

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  33

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  HEALTH CARE--(CONTINUED)
      11,658        TECAN GROUP AG-REG .........................    $        966
     291,145      * TECHNE CORP ................................           9,462
     113,949      * TELIK INC ..................................           1,122
   3,074,038      * TENET HEALTHCARE CORP ......................         158,590
     226,400        TERUMO CORP ................................           4,157
      28,500        TEVA PHARMACEUTICALS INDUSTRIES LTD ........           1,776
     229,144      * TEXAS BIOTECHNOLOGY CORP ...................           1,920
     145,816      * THERAGENICS CORP ...........................           1,629
      40,108      * THIRD WAVE TECHNOGIES ......................             414
     125,397      * THORATEC CORP ..............................           1,950
     137,180      * TITAN PHARMACEUTICALS, INC .................           4,117
      59,352      * TRANSGENOMIC, INC ..........................           1,128
     107,445      * TRANSKARYOTIC THERAPIES, INC ...............           3,164
     385,426      * TRIAD HOSPITALS, INC .......................          11,359
     239,679      * TRIANGLE PHARMACEUTICALS, INC ..............           1,122
     209,835      * TRIGON HEALTHCARE, INC .....................          13,608
      91,362      * TRIMERIS, INC ..............................           4,574
     138,191      * TRIPATH IMAGING, INC .......................           1,369
      67,396      * TULARIK, INC ...............................           1,741
     118,009      * TWINLAB CORP ...............................             304
      90,446        UCB S.A ....................................           3,143
      79,001      * UNITED THERAPEUTICS CORP ...................           1,055
   3,579,637        UNITEDHEALTH GROUP, INC ....................         221,043
     264,577        UNIVERSAL HEALTH SERVICES, INC .............          12,038
      56,022      * UROCOR, INC ................................             877
      75,612      * UROLOGIX, INC ..............................           1,384
     416,890      * US ONCOLOGY, INC ...........................           3,706
      21,528      * US PHYSICAL THERAPY INC ....................             344
      37,694      * V.I.TECHNOLOIES, INC .......................             484
     186,186     e* VALENTIS, INC ..............................           1,164
     180,591      * VARIAN MEDICAL SYSTEMS, INC ................          12,912
     193,618      * VARIAN, INC ................................           6,254
     237,552      * VASOMEDICAL, INC ...........................           1,026
      45,387     e* VAXGEN, INC ................................             862
      59,700     e* VENTANA MEDICAL SYSTEMS, INC ...............           1,881
     321,930        VENTAS, INC ................................           3,525
      82,955      * VENTIV HEALTH, INC .........................           1,712
     100,653      * VERSICOR, INC ..............................           1,262
     336,396      * VERTEX PHARMACEUTICALS, INC ................          16,652
     106,455      * VICAL, INC .................................           1,488
     240,156      * VIDAMED, INC ...............................           1,453
     141,670      * VION PHARMACEUTICALS INC ...................           1,250
     100,643     e* VIROPHARMA, INC ............................           3,422
     280,836      * VISX, INC ..................................           5,434
      30,153        VITAL SIGNS, INC ...........................             997
     193,958     e* VIVUS, INC .................................             601
      21,351      * VYSIS INC ..................................             538
     815,705      * WATERS CORP ................................          22,522
     553,338      * WATSON PHARMACEUTICALS, INC ................          34,108
      31,086      * WATSON WYATT & CO HOLDINGS .................             727
   1,529,628      * WEBMD CORP .................................          10,707
     721,170      * WELLPOINT HEALTH NETWORKS, INC .............          67,963
      51,115      * WILLIAM DEMANT HOLDING .....................           1,424
      67,353        X-RITE, INC ................................             595
      25,303      * XOMA LTD ...................................             432
     473,149        YAMANOUCHI PHARMACEUTICAL CO LTD ...........          13,278
     135,375      e ZELTIA S.A .................................           1,378
      45,716      * ZOLL MEDICAL CORP ..........................           1,255
                                                                    ------------
                    TOTAL HEALTH CARE ..........................      14,196,487
                                                                    ------------
  OTHER--2.64%
      49,400     e* 4KIDS ENTERTAINMENT, INC ...................             946
      81,600        ABM INDUSTRIES, INC ........................           3,040
      98,720      * ACACIA RESEARCH CORP .......................           1,667
      40,595      * ACTRADE FINANCIAL TECH .....................             960
     189,187        ADECCO S.A. (REGD) .........................           8,904
      26,675        ADECCO S.A. ADR ............................             318
     122,752      * ADMINSTAFF, INC ............................           3,192
      99,213      * ADVO, INC ..................................           3,388
     959,199        AEGIS GROUP PLC ............................           1,416
     216,407        ALEXANDER & BALDWIN, INC ...................           5,572
     211,641        AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A .....           1,281
      34,638        AMBASSADORS INTERNATIONAL, INC .............             856
      31,923        AMER GROUP .................................             730
     435,535        ASSA ABLOY AB SERIES B .....................           6,222
     863,114        AUCKLAND INTERNATIONAL AIRPORT LTD .........           1,318
   2,380,500        BAA PLC ....................................          22,096
     135,700        BANTA CORP .................................           3,976
      68,654      * BELL MICROPRODUCTS, INC ....................             821
     275,200        BENESSE CORP ...............................           8,628
          15      * BERKSHIRE HATHAWAY, INC (CLASS B) ..........              35
     544,267        BLOCK (H&R), INC ...........................          35,132
     103,953        BRADY CORP (CLASS A) .......................           3,756
     141,795        BRASCAN CORP (CLASS A) .....................           2,431
     256,078      * BRIERLEY INVESTMENTS LTD ...................              68
   1,291,139      * BRIERLEY INVESTMENTS LTD (SINGAPORE) .......             361
      78,568      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ......           2,467
     929,417        CAPITA GROUP PLC ...........................           6,045
     116,477      * CAREER EDUCATION CORP ......................           6,977
      69,424      * CDI CORP ...................................           1,180
  11,593,412      * CENDANT CORP ...............................         226,072
      73,922        CENTRAL PARKING CORP .......................           1,382
     411,900     e* CENTURY BUSINESS SERVICES, INC .............           2,224
     151,436      * CGI GROUP, INC (CLASS A) ...................             862

   1,243,870        CHUBB PLC ..................................           2,908
     691,005        CINTAS CORP ................................          31,959
   6,850,000        CITIC PACIFIC LTD ..........................          21,209
          34      * COMPUTER LEARNING CENTERS, INC .............               0
      50,000      * CORINTHIAN COLLEGES, INC ...................           2,354
      37,405        CORPORACION FINANCIERE ALBA S.A ............             792
     134,570      * CORPORATE EXECUTIVE BOARD CO ...............           5,652
      65,100      * COSTAR GROUP, INC ..........................           1,712
     283,062        CRANE CO ...................................           8,775
      27,495        CURTISS-WRIGHT CORP ........................           1,476
      72,001      * DAISYTEK INTERNATIONAL CORP ................           1,134
     102,000        DAIWA KOSHO LEASE CO LTD ...................             278
     111,795        DCC PLC ....................................           1,041
     174,339        DE LA RUE PLC ..............................           1,290
      36,300      * DELTEK SYSTEMS, INC ........................             258
   2,599,750      e DEUTSCHE POST AG. (REGD) ...................          41,158
     345,243      * DEVRY, INC .................................          12,470
   1,117,449        DOVER CORP .................................          42,072
     468,047      * DUN & BRADSTREET CORP ......................          13,199
       1,934     e* E-LOAN, INC ................................               2
      90,882      * EDISON SCHOOLS, INC ........................           2,076
     120,253      * EDUCATION MANAGEMENT CORP ..................           4,816
     640,631        ELECTROCOMPONENTS PLC ......................           4,847
      64,045      * ESCO TECHNOLOGIES, INC .....................           1,931
     414,872      * EXULT, INC .................................           7,074
         700      * FAIRCHILD CORP (CLASS A) ...................               5
      34,600      * FIREARMS TRAINING SYSTEMS, INC .............              10
      92,530      * FIRST CONSULTING GROUP, INC ................             666
     237,831        FIRST INDUSTRIAL REALTY TRUST, INC .........           7,644
      11,262        FLUGHAFEN WIEN AG ..........................             365
      62,000      * FORRESTER RESEARCH, INC ....................           1,401
     841,923        FORTUNE BRANDS, INC ........................          32,296
      34,500        FUJI SOFT ABC, INC .........................           2,028
      29,200     b* GENESIS DIRECT, INC ........................               0
     125,978      * GENTIVA HEALTH SERVICES, INC ...............           2,268
     288,909      * GETTY IMAGES, INC ..........................           7,587
          99      * GLOBAL SOURCES LTD .........................               1
      14,782      * GROUP 4 FALCK A/S ..........................           1,689
       1,925      * GROUPE BRUXELLES LAMBERT S.A. NPV (NEW) ....               0
     630,096      e GROUPE BRUXELLES LAMBERT S.A ...............          35,314
     182,398      * GTECH HOLDINGS CORP ........................           6,477
     305,550      * HA-LO INDUSTRIES, INC ......................              92

                       SEE NOTES TO FINANCIAL STATEMENTS

34  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  OTHER--(CONTINUED)
     152,058        HAGEMEYER NV ...............................    $      2,929
      51,200      * HALL KINION & ASSOCIATES, INC ..............             413
     155,178        HARLAND (JOHN H.) CO .......................           3,616
       3,812        HAVAS ADVERTISING S.A. ADR .................              41
     189,000        HAW PAR CORP LTD ...........................             450
   2,620,011        HAYS PLC ...................................           6,752
     107,755      * HEIDRICK & STRUGGLES INTERNATIONAL, INC ....           2,191
   8,777,929        HONEYWELL INTERNATIONAL, INC ...............         307,140
      41,852     e* HOTEL RESERVATIONS NETWORK, INC (CLASS A) ..           1,947
      90,100      * HOTJOBS.COM LTD ............................             811
   4,712,767        HUTCHINSON WHAMPOA LTD .....................          47,581
      14,032      * ICT GROUP, INC .............................             244
     149,100      * INFOUSA, INC ...............................             895
      64,423      * ISS - INTERNATIONAL SERVICE SYSTEM A/S .....           3,773
   1,878,000        ITOCHU CORP ................................           7,634
      71,758      * ITRON, INC .................................           1,361
     457,886        ITT INDUSTRIES, INC ........................          20,261
     115,154        KELLY SERVICES, INC (CLASS A) ..............           2,792
   2,381,900        KEPPEL CORP LTD ............................           4,732
     749,131        KIDDE PLC ..................................             859
     101,095        KOBENHAVNS LUFTHAVNE AS ....................           7,875
     197,808      * KORN/FERRY INTERNATIONAL ...................           3,066
     226,624      * LABOR READY, INC ...........................           1,188
     408,560        LIBERTY PROPERTY TRUST .....................          12,093
     739,410        LOEWS CORP .................................          47,640
      26,489        M.J. MAILLIS S.A ...........................             161
      29,200      * MANAGEMENT NETWORK GROUP, INC ..............             178
     444,527        MANPOWER, INC ..............................          13,291
   1,875,900      * MARUBENI CORP ..............................           3,610
      79,045        MATTHEWS INTERNATIONAL CORP (CLASS A) ......           3,475
      21,600        MCGRATH RENTCORP ...........................             521
      50,000        MEFOS LTD ..................................             489
      45,700        MEITEC CORP ................................           1,528
         927      * MELCO INTERNATIONAL DEVELOPMENT LTD ........               0
      51,900      * MEMBERWORKS, INC ...........................           1,201
     324,541      * METROMEDIA INTERNATIONAL GROUP, INC ........           1,068
   1,674,000        MITSUBISHI CORP ............................          13,489
   1,851,000        MITSUI & CO LTD ............................          12,452
      57,900      * MODEM MEDIA, INC ...........................             222
     613,791      * MODIS PROFESSIONAL SERVICES, INC ...........           4,235
     930,103        MOODY'S CORP ...............................          31,158
      73,187      * MSC.SOFTWARE CORP ..........................           1,372
      61,770      * NATIONAL AUTO CREDIT, INC ..................              16
     251,814        NATIONAL SERVICE INDUSTRIES, INC ...........           5,683
     202,400      * NAVIGANT CONSULTING CO .....................           1,660
     112,326      * NCO GROUP, INC .............................           3,474
      66,700        NEW ENGLAND BUSINESS SERVICES, INC .........           1,281
      62,200      * NEW HORIZONS WORLDWIDE, INC ................             929
      90,481        NIPPON KANZAI CO LTD .......................           1,262
     254,800      * NU KOTE HOLDINGS, INC (CLASS A) ............               0
      74,403        OCE NV .....................................             781
     119,378      * OFFSHORE LOGISTICS, INC ....................           2,268
         500      * OIS OPTICAL IMAGING SYSTEMS, INC ...........               0
      53,638        OM AB ......................................             680
     315,600        ONEX CORP ..................................           4,783
      24,300      * ORGANIC, INC ...............................              10
      29,984      * OSTASIATISKE KOMPAGNI ......................             692
      10,000        OYO CORP ...................................             144
   1,183,027        PACIFIC DUNLOP LTD .........................             505
          85      * PFSWEB, INC ................................               0
     304,487        PITTSTON CO ................................           6,787
     375,262      * POWER CORP OF CANADA .......................           8,655
     101,138     e* PREPAID LEGAL SERVICES, INC ................           2,225
     212,319        PREUSSAG AG ................................           6,489
         100      * PRIVATE BUSINESS, INC ......................               0
      83,500      * PROQUEST COMPANY ...........................           2,589
       4,755        PROSEGUR COMPANIA DE SEGURIDAD S.A .........              61
     114,200      * PROSOFTTRAINING.COM ........................             143
       7,100      * PROTECTION ONE, INC ........................               8
          50      * PROVANT, INC ...............................               0
     129,906        QUEBECOR, INC (CLASS B) ....................           2,179
     167,827      * R.H. DONNELLEY CORP ........................           5,370
     563,400      * READSOFT AB (CLASS B) ......................           1,667
     138,593      * RENT-WAY, INC ..............................           1,511
   2,805,743        RENTOKIL INITIAL PLC .......................           9,510
      31,220      * RIGHT MANAGEMENT CONSULTANTS ...............             815
     944,461      * ROBERT HALF INTERNATIONAL, INC .............          23,508
     149,414        ROLLINS, INC ...............................           2,975
          35      * RWD TECHNOLOGIES, INC ......................               0
     105,311      * SCHOOL SPECIALTY, INC ......................           2,722
   4,068,533      * SEAT-PAGINE GIALLE S.P.A ...................           4,185
     296,600        SECOM CO LTD ...............................          16,552
     526,265        SECURICOR PLC ..............................           1,221
     470,465        SECURITAS AB SERIES B FREE .................           8,233
   1,802,566        SERVICEMASTER CO ...........................          21,631
     303,100      e SOFTBANK CORP ..............................           9,940
      57,800     e* SOURCE INFORMATION MANAGEMENT CO ...........             320
  25,996,000        SOUTH CHINA INDUSTRIES LTD .................           1,167
     867,116        SOUTHCORP LTD ..............................           3,352
     325,535      * SPHERION CORP ..............................           2,914
      71,500        STANDARD REGISTER CO .......................           1,323
      60,773        STANDEX INTERNATIONAL CORP .................           1,434
      39,900      * STARTEK, INC ...............................             902
      36,300        STRAYER EDUCATION, INC .....................           1,770
   1,117,000        SUMITOMO CORP ..............................           7,819
       5,826        SURVEILLANCE S.A. SOCIETE DE ...............           1,053

   1,664,700        SWIRE PACIFIC LTD (CLASS A) ................           8,622
      49,165        SWISSLOG HOLDING AG. (REGD) ................           2,202
     127,336      * SYMYX TECHNOLOGIES, INC ....................           3,348
      52,373        TALX CORP ..................................           2,092
      26,389      * TEJON RANCH CO .............................             719
     148,586        TELEFONICA PUBLICIDAD E INFORMACION S.A ....             704
     230,200      * TELETECH HOLDINGS, INC .....................           2,069
     713,438      * TERREMARK WORLDWIDE, INC ...................           1,070
     667,206        TEXTRON, INC ...............................          36,723
      44,157      e TIS, INC ...................................           1,717
     415,039      * TMP WORLDWIDE, INC .........................          24,902
   1,207,065        TNT POST GROUP NV ..........................          25,190
     121,000      * TOKYO DOME CORP ............................             359
       1,000        TOKYO TOKEIBA CO LTD .......................               1
         160      * TOWNE SERVICES, INC ........................               0
     120,381      * TRADESTATION GROUP, INC ....................             638
      21,200        TRANS COSMOS, INC ..........................             858
      90,583      * TRAVELOCITY.COM, INC .......................           2,781
  15,858,739        TYCO INTERNATIONAL LTD .....................         864,301
     397,711      * U.S. INDUSTRIES, INC .......................           1,631
       3,976        UNIFIRST CORP ..............................              76
      72,426      * UNIROYAL TECHNOLOGY CORP ...................             616
     196,496      * UNITED STATIONERS, INC .....................           6,201
   5,196,087        UNITED TECHNOLOGIES CORP ...................         380,665
     228,500        VALSPAR CORP ...............................           8,112
     106,733        VEDIOR NV ..................................             967
       6,828     e* VENTRO CORP ................................               3
     491,658        VIAD CORP ..................................          12,980
         500      * WACKENHUT CORP (CLASS A) ...................               9
      71,802      * WACKENHUT CORP (CLASS B) ...................             987
      11,255      * WACKENHUT CORRECTIONS CORP .................             147
     151,995        WALTER INDUSTRIES, INC .....................           1,809
     412,023      e WESFARMERS LTD .............................           5,675
   5,313,445        WHARF HOLDINGS LTD .........................          11,104
       5,940     b* WORLDWIDE XCEED GROUP, INC .................               0
                                                                    ------------
                    TOTAL OTHER                                        2,843,859
                                                                    ------------
  PRODUCER DURABLES--5.78%
   1,016,264        ABB LTD ....................................          14,938
     591,176        ABB LTD (SWITZERLAND) ......................           8,946

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  35

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  PRODUCER DURABLES--(CONTINUED)
     197,037      * ACTIVE POWER, INC ..........................    $      3,287
      43,170      * ACTUANT CORP (CLASS A) .....................             710
      83,374      * ADVANCED LIGHTING TECHNOLOGIES, INC ........             367
     155,218        ADVANTEST CORP .............................          13,304
     336,058        AGCO CORP ..................................           3,075
      44,588        AIXTRON AG .................................           1,280
     796,331      * ALLIED WASTE INDUSTRIES, INC ...............          14,875
     175,722        ALSTOM .....................................           4,888
     296,000        AMADA CO LTD ...............................           1,498
     207,000        AMANO CORP .................................           1,554
     102,385      * AMERICAN ECOLOGY CORP ......................             244
      40,230        AMERICAN STATES WATER CO ...................           1,368
     530,377        AMERICAN WATER WORKS CO, INC ...............          17,487
     185,380        AMETEK, INC ................................           5,663
     129,175        APPLIED INDUSTRIAL TECHNOLOGIES, INC .......           2,448
          84      * APW LTD ....................................               1
      94,896      * ASTEC INDUSTRIES, INC ......................           1,637
     230,871        ATLAS COPCO AB SERIES A FREE ...............           4,571
      80,207        ATLAS COPCO AB SERIES B FREE ...............           1,555
      30,298      * AUGUST TECHNOLOGY CORP .....................             433
     535,348      * AXCELIS TECHNOLOGIES, INC ..................           7,923
     111,110        BALDOR ELECTRIC CO .........................           2,374
     367,345        BALFOUR BEATTY PLC .........................           1,029
      10,400        BARCO (NEW) NV .............................             467
      23,032      * BEACON POWER CORP ..........................             159
       9,255        BEWCKISER WASSER TECHNIK AG ................             262
          55      * BLOUNT INTERNATIONAL, INC ..................               0
     140,292        BMC INDUSTRIES, INC ........................             842
      46,524        BOMBARDIER, INC (CLASS A) ..................             705
   3,221,040        BOMBARDIER, INC (CLASS B) ..................          48,392
     130,412        BRIGGS & STRATTON CORP .....................           5,490
      95,549      * BROOKS AUTOMATION, INC .....................           4,405
         385        BROTHERS INDUSTRIES LTD ....................               1
      64,914        CALIFORNIA WATER SERVICE GROUP .............           1,665
     101,309      * CASELLA WASTE SYSTEMS, INC (CLASS A) .......           1,266
      20,839      * CATAYTICA ENERGY SYSTEMS ...................             452
   2,099,182        CATERPILLAR, INC ...........................         105,064
     101,300     e* CHARTERED SEMICONDUCTOR MANUFACTURING ......           2,558
     753,000      * CHARTERED SEMICONDUCTOR MANUFACTURING LTD ..           1,885
      29,209        CIRCOR INTERNATIONAL, INC ..................             527
     356,840      * CLEAN HARBORS, INC .........................             981
     246,653      * COGNEX CORP ................................           8,349
     115,391      * COINSTAR, INC ..............................           2,567
      50,365        COLUMBUS MCKINNON CORP .....................             567
      61,612      e CONECTIV, INC (CLASS A) ....................           1,201
      53,173      * CONSOLIDATED GRAPHICS, INC .................             904
   2,345,985        COOPER INDUSTRIES, INC .....................          92,878
      45,216      * COORSTEK, INC ..............................           1,696
     267,869      * COVANTA ENERGY CORP ........................           4,945
     206,252        CUMMINS, INC ...............................           7,982
      68,668      * CUNO, INC ..................................           2,060
      39,949      * CYBEROPTICS CORP ...........................             487
     176,000        DAIFUKU CO LTD .............................             872
     677,000        DAIKIN INDUSTRIES LTD ......................          12,539
         193        DAISEKI CO LTD .............................               3
   1,490,221        DEERE & CO .................................          56,405
     281,681      * DYCOM INDUSTRIES, INC ......................           6,459
     383,750        EATON CORP .................................          26,901
     457,000        EBARA CORP .................................           3,778
   2,543,707        EMERSON ELECTRIC CO ........................         153,894
      77,411     e* EMEX CORP ..................................             840
      26,363        FAG KUGELFISCHER (GEORG) SCHAEFER AG .......             166
     144,100      * FANSTEEL, INC ..............................             597
     226,720        FANUC LTD ..................................          11,289
     249,499        FEDERAL SIGNAL CORP ........................           5,856
       3,714        FISCHER (GEORGE) LTD (REGD) ................             894
   1,030,214        FKI PLC ....................................           4,071
         800      * FLOW INTERNATIONAL CORP ....................               9
     209,389      * FLOWSERVE CORP .............................           6,439
      40,388        FLS INDUSTRIES AS (CLASS B) ................             432
      17,545        FRANKLIN ELECTRIC CO, INC ..................           1,332
     224,448     e* FUELCELL ENERGY, INC .......................           5,183
     395,000        FUJI ELECTRIC CO LTD .......................           1,299
      50,700        FUJI MACHINE MANUFACTURING CO LTD ..........             929
   4,551,524        FUJITSU LTD ................................          47,807
     336,000        FUTABA CORP ................................           8,917
      69,955      * GARDNER DENVER, INC ........................           1,438
     242,987        GATX CORP ..................................           9,744
  73,764,608        GENERAL ELECTRIC CO ........................       3,596,025
      45,805      * GENLYTE GROUP, INC .........................           1,416
         400      * GLOBAL POWER EQUIPMENT GROUP, INC ..........              12
       4,900        GORMAN-RUPP CO .............................             118
     410,082        GRAINGER (W.W.), INC .......................          16,879
      87,034     e* H POWER CORP ...............................             845
     273,600     b* HARNISCHFEGER INDUSTRIES, INC ..............               4
     237,847        HARSCO CORP ................................           6,453
     121,540      * HEADWATERS, INC ............................           1,945
   7,334,230      * HITACHI LTD ................................          72,037
     795,000      * HITACHI ZOSEN CORP .........................             752
     293,206        HUBBELL, INC (CLASS B) .....................           8,503
      46,189     e* IBIS TECHNOLOGY CORP .......................             509
     155,321        IDEX CORP ..................................           5,281
   1,431,213        ILLINOIS TOOL WORKS, INC ...................          90,596
     304,414        IMI PLC ....................................             963
     844,752        INGERSOLL-RAND CO ..........................          34,804
   6,321,587        INVENSYS PLC ...............................          12,002

      88,740      * IONICS, INC ................................           2,795
     954,000        ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES .......           2,356
     253,571        JLG INDUSTRIES, INC ........................           3,132
          15      * JUNO LIGHTING, INC (W/I) ...................               0
   1,820,000      * KAWASAKI HEAVY INDUSTRIES LTD ..............           3,006
     162,970        KAYDON CORP ................................           4,180
      12,367        KCI KONESCRANES INTERNATIONAL ..............             346
     173,176        KENNAMETAL, INC ............................           6,390
   1,160,311        KOMATSU LTD ................................           5,322
      94,000      e KOMORI CORP ................................           1,281
     186,138        KONE CORP SERIES B .........................          12,607
   5,805,657        KONINKLIJKE PHILIPS ELECTRONICS NV .........         153,891
     169,000      e KOYO SEIKO CO LTD ..........................             858
   1,464,467      e KUBOTA CORP ................................           5,824
      26,732      * KUDELSKI S.A. (BR) .........................           2,246
     194,000        KURITA WATER INDUSTRIES LTD ................           2,669
      89,207     e* KVAERNER INDUSTRIER AS SERIES A ............             626
      64,432        LAWSON PRODUCTS, INC .......................           1,888
     202,517        LINCOLN ELECTRIC HOLDINGS, INC .............           5,164
      59,706        LINDSAY MANUFACTURING CO ...................           1,134
     111,062      * LITTELFUSE, INC ............................           2,975
       4,340      * LOGITECH INTERNATIONAL S.A. (REGD) .........           1,391
     347,800        MABUCHI MOTOR CO LTD .......................          35,639
      37,359      * MAGNA ENTERTAINMENT CORP (CLASS A) .........             239
     206,221        MAGNA INTERNATIONAL, INC (CLASS A) .........          12,669
      85,460      * MAGNETEK, INC ..............................           1,068
      59,000        MAKINO MILLING MACHINE CO LTD ..............             251
     148,000        MAKITA CORP ................................             933
     147,609        MANITOWOC CO, INC ..........................           4,354
     372,000        MATSUSHITA ELECTRIC WORKS LTD ..............           4,301
      55,830      * MAXWELL TECHNOLOGIES, INC ..................           1,245
     120,581      * MECHANICAL TECHNOLOGY, INC .................             869
     603,298        METSO OYJ ..................................           6,691
     160,758        MILACRON, INC ..............................           2,519
     174,784        MINE SAFETY APPLIANCES CO ..................           5,986
   2,255,687        MINNESOTA MINING & MANUFACTURING CO ........         257,374
   2,018,000        MITSUBISHI ELECTRIC CORP ...................           9,999
   7,610,532        MITSUBISHI HEAVY INDUSTRIES LTD ............          34,721
     729,000      * MITSUI ENGINEERING & SHIPBUILDING CO LTD ...           1,128

                       SEE NOTES TO FINANCIAL STATEMENTS

36  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  PRODUCER DURABLES--(CONTINUED)

     200,800   b,e* MOLTEN METAL TECHNOLOGY, INC ...............    $          0
     114,000        MORI SEIKI CO LTD ..........................             932
      34,602        NACCO INDUSTRIES, INC (CLASS A) ............           2,699
     156,687      * NATIONAL INSTRUMENTS CORP ..................           5,084
     316,313      * NAVISTAR INTERNATIONAL CORP ................           8,898
      16,124      * NEG MICON A/S ..............................             732
     376,869      * NEWPARK RESOURCES, INC .....................           4,183
     208,903        NEWPORT NEWS SHIPBUILDING, INC .............          12,795
     457,000        NIKON CORP .................................           4,338
   2,863,296        NEC CORP ...................................          38,684
      22,660        NKT HOLDING A/S ............................             309
         700        NN INC .....................................               7
   2,602,000      * NORDEX AG ..................................          21,588
     150,112        NORDSON CORP ...............................           3,499
     695,000        NSK LTD ....................................           3,004
     557,000        NTN CORP ...................................           1,545
     460,000        OKI ELECTRIC INDUSTRY CO LTD ...............           2,231
      82,487        OKUMA CORP .................................             213
       3,095     b* OMEGA ENVIRONMENTAL, INC ...................               0
     362,704        PACCAR, INC ................................          18,650
     176,287        PACE MICRO TECNOLOGY PLC ...................             947
     653,615        PARKER HANNIFIN CORP .......................          27,739
      88,401      * PEMSTAR, INC ...............................           1,298
     258,753        PHILADELPHIA SUBURBAN CORP .................           6,598
      68,745      * PHOTON DYNAMICS, INC .......................           1,856
   1,374,655        PITNEY BOWES, INC ..........................          57,900
      46,595     e* PLUG POWER, INC ............................           1,003
       2,000      * POKPHAND (C.P.) CO LTD .....................               0
     306,454      * POWER-ONE, INC .............................           5,099
     157,489      * QUANTA SERVICES, INC .......................           3,471
     149,836      * RAYOVAC CORP ...............................           3,192
     110,953        REGAL-BELOIT CORP ..........................           2,308
   3,554,822      * REPUBLIC SERVICES, INC (CLASS A) ...........          70,563
      24,417        RICHARDSON ELECTRONICS, LTD ................             342
      18,927        ROBBINS & MYERS, INC .......................             534
   2,544,727        ROCKWELL INTERNATIONAL CORP ................          97,005
      93,703      * ROHN INDUSTRIES, INC .......................             445
     169,352        ROPER INDUSTRIES, INC ......................           7,070
     385,348     b* SAFETY-KLEEN CORP ..........................              85
      76,764      * SAGE INC ...................................           1,190
     184,000        SANDEN CORP ................................             738
     390,921      e SANDVIK AB .................................           7,865
     100,000        SANSO ELECTRIC CO LTD ......................             533
      75,214        SAUER-DANFOSS, INC .........................             711
         833        SCHINDLER HOLDINGS LTD (PT CERT) ...........           1,111
         594        SCHINDLER HOLDING LTD (REGD) ...............             661
   1,238,741      e SCHNEIDER ELECTRIC S.A .....................          68,481
   1,279,804        SEMBCORP INDUSTRIES LTD ....................           1,131
      17,654      * SEQUA CORP (CLASS A) .......................             803
      17,562      * SGL CARBON AG ..............................             610
   1,303,654      e SIEMENS AG. (REGD) .........................          78,913
   2,292,000        SINGAPORE TECHNOLOGIES ENGINEERING LTD .....           3,246
       3,982        SJW CORP ...................................             340
     252,500        SMC CORP ...................................          27,028
     593,868        SMITH (HOWARD) LTD .........................           4,094
      72,345      * SPS TECHNOLOGIES, INC ......................           3,429
     137,000        STANLEY ELECTRIC CO LTD ....................           1,273
       1,600        STARRETT (L.S.) CO (CLASS A) ...............              33
     191,897        STEWART & STEVENSON SERVICES, INC ..........           6,333
          94      * STRATTEC SECURITY CORP .....................               3
       3,044        SULZER AG. (REGD) ..........................             969
     245,000      * SUMITOMO HEAVY INDUSTRIES LTD ..............             342
     100,100     e* SUPERCONDUCTOR TECHNOLOGIES, INC ...........             601
     162,228      e SVENSKA KULLAGERFABRIKEN AB SERIES B .......           2,556
      19,385        SVENSKA KULLAGERFABRIKEN SERIES A FREE .....             283
      91,000        TAKUMA CO LTD ..............................             912
      46,049      * TANDBERG ASA ...............................             584
      53,395        TECUMSEH PRODUCTS CO (CLASS A) .............           2,643
      31,300        TECUMSEH PRODUCTS CO (CLASS B) .............           1,398
     204,157        TELEFLEX, INC ..............................           8,983
      67,997        TENNANT CO .................................           2,720
     160,485      * TEREX CORP .................................           3,402
     213,966      * TETRA TECH, INC ............................           5,820
      50,799      * TETRA TECHNOLOGIES, INC ....................           1,242
     999,975      * THERMO ELECTRON CORP .......................          22,019
      84,000        THK CO LTD .................................           1,579
     359,919        THOMAS & BETTS CORP ........................           7,943
     283,409        TIMKEN CO ..................................           4,801
     469,350        TOKYO ELECTRON LTD .........................          28,413
      50,000        TOMOE ENGINEERING CO LTD ...................             281
     870,025        TOMRA SYSTEMS AS ...........................          13,420
      59,904        TORO CO ....................................           2,693
   6,859,000      * TOSHIBA CORP ...............................          36,242
          22        TOWA CORP ..................................               0
     868,900      e TOYODA AUTOMATIC LOOM WORKS LTD ............          17,905
      17,676      * TRC COS, INC ...............................             710
      60,956      * TRIKON TECHNOLOGIES INC ....................             853
     197,309        TRINITY INDUSTRIES, INC ....................           4,045
     100,000        TSUBAKIMOTO CHAIN CO .......................             323
     233,278      * UNOVA, INC .................................           1,605
      96,000        USHIO, INC .................................           1,317
      12,939        VA TECHNOLOGIE AG. (BR) ....................             417
     170,296     e* VALENCE TECHNOLOGY, INC ....................           1,095
      66,968        VALMONT INDUSTRIES, INC ....................           1,219
     165,778        VESTAS WIND SYSTEMS A/S ....................           7,729

     148,922        WABTEC CORP ................................           2,234
      35,207        WARTSILA OYJ SERIES B ......................             708
     110,727      * WASTE CONNECTIONS, INC .....................           3,986
   4,061,016        WASTE MANAGEMENT, INC ......................         125,161
         700      * WASTEMASTERS, INC ..........................               0
      89,787        WATTS INDUSTRIES, INC (CLASS A) ............           1,522
   3,846,841        XEROX CORP .................................          36,814
     111,198      * XICOR INC ..................................           1,231
     418,000        YOKOGAWA ELECTRIC CORP .....................           3,720
       7,961        ZARDOYA OTIS S.A ...........................              71
                                                                    ------------
                    TOTAL PRODUCER DURABLES ....................       6,219,399
                                                                    ------------
  TECHNOLOGY--17.01%
       1,040      * 24/7 MEDIA, INC ............................               0
   2,011,702      * 3COM CORP ..................................           9,556
      40,920      * 3D SYSTEMS CORP ............................             696
     125,116      * 3DFX INTERACTIVE, INC ......................              43
     166,298      * 3DO CO .....................................           1,211
         761     e* ACCRUE SOFTWARE, INC .......................               0
      98,517     e* ACT MANUFACTURING, INC .....................           1,078
     112,341      * ACTEL CORP .................................           2,758
     980,800      * ACTERNA CORP ...............................          10,789
      92,085      * ACTIVISION, INC ............................           3,614
     375,450      * ACTUATE CORP ...............................           3,586
     407,937      * ACXIOM CORP ................................           5,340
     516,981      * ADAPTEC, INC ...............................           5,139
     215,411      * ADAPTIVE BROADBAND CORP ....................              75
   4,612,193      * ADC TELECOMMUNICATIONS, INC ................          30,440
      50,800      * ADE CORP ...................................             965
      47,665      * ADEPT TECHNOLOGY, INC ......................             472
   1,387,944        ADOBE SYSTEMS, INC .........................          65,233
     154,266      * ADTRAN, INC ................................           3,162
     297,654      * ADVANCED DIGITAL INFORMATION CORP ..........           5,149
      91,611      * ADVANCED ENERGY INDUSTRIES, INC ............           3,781
     467,466      * ADVANCED FIBRE COMMUNICATIONS, INC .........           9,817
   1,867,709      * ADVANCED MICRO DEVICES, INC ................          53,939
     143,181      * ADVENT SOFTWARE, INC .......................           9,092
     334,602      * AEROFLEX, INC ..............................           3,513
     112,638      * AETHER SYSTEMS, INC ........................             997
     220,143     e* AFFILIATED COMPUTER SERVICES, INC (CLASS A)           15,830
         203      * AGENCY.COM LTD .............................               1

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  37

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
   6,405,899      * AGERE SYSTEMS, INC (CLASS A) ...............    $     48,044
     154,445      * AGILE SOFTWARE CORP ........................           2,626
   2,723,483      * AGILENT TECHNOLOGIES, INC ..................          88,513
      21,400      * AIRNET COMMUNICATION CORP ..................              31
     250,502     e* AKAMAI TECHNOLOGIES, INC ...................           2,298
   2,679,375        ALCATEL ....................................          56,028
      28,509        ALCATEL (OPTRONICS) ........................             346
     136,132      e ALCATEL S.A. (SPON ADR) ....................           2,823
   1,375,920      * ALDATA SOLUTIONS OYJ .......................           4,718
      39,700        ALIANT, INC ................................             899
      90,264      * ALLIANCE FIBER OPTIC PRODUCT ...............             429
     135,723      * ALLIANCE SEMICONDUCTOR CORP ................           1,631
      41,996      * ALLOY ONLINE, INC ..........................             601
     269,832      * ALPHA INDUSTRIES, INC ......................           7,974
         300      * ALPINE GROUP, INC ..........................               0
   1,123,000      e ALPS ELECTRIC CO LTD .......................          10,463
   6,510,747      * ALTERA CORP ................................         188,812
      53,053        ALTRAN TECHNOLOGIES SA .....................           2,470
       1,161      * AMDOCS LTD .................................              63
     144,484      * AMERICA ONLINE LATIN AMERICA-A .............           1,299
     270,293      * AMERICAN MANAGEMENT SYSTEMS, INC ...........           6,379
      14,309     b* AMERICAN PAD & PAPER CO ....................               0
     881,480      * AMERICAN POWER CONVERSION CORP .............          13,883
     111,600      * AMERICAN SUPERCONDUCTOR CORP ...............           2,879
      17,200      * AMERICAN TECHNICAL CERAMICS CORP ...........             169
     640,490      * AMKOR TECHNOLOGY, INC ......................          14,155
     219,707      * AMPHENOL CORP (CLASS A) ....................           8,799
     174,022      * ANADIGICS, INC .............................           4,003
   1,994,277      * ANALOG DEVICES, INC ........................          86,252
      39,392        ANALOGIC CORP ..............................           1,794
     110,590        ANALYSTS INTERNATIONAL CORP ................             493
     121,316      * ANAREN MICROWAVE, INC ......................           2,426
     580,887      * ANDREW CORP ................................          10,717
     158,300     b* ANICOM, INC ................................               0
     117,583      * ANIXTER INTERNATIONAL, INC .................           3,610
      81,000        ANRITSU CORP ...............................           1,224
      39,327      * ANSOFT CORP ................................             669
     176,892      * ANSWERTHINK, INC ...........................           1,767
      75,057      * ANSYS, INC .................................           1,405
     137,183      * ANTEC CORP .................................           1,701
     119,130      * APAC CUSTOMER SERVICES, INC ................             378
         358      * APERIAN, INC ...............................               0
      47,329     e* APPIANT TECHNOLOGY, INC ....................             116
   2,048,273      * APPLE COMPUTER, INC ........................          47,622
      46,309      * APPLIED INNOVATION, INC ....................             387
       2,369     b* APPLIED MAGNETICS CORP .....................               0
   6,054,424      * APPLIED MATERIALS, INC .....................         297,272
   2,437,306      * APPLIED MICRO CIRCUITS CORP ................          41,922
      24,694     e* APPLIEDTHEORY CORP .........................              13
     178,740      * ARBITRON, INC ..............................           4,308
     126,940     e* AREMISSOFT CORP ............................           2,056
      57,449      * ARGUSS COMMUNICATIONS, INC .................             286
   1,035,739      * ARIBA, INC .................................           5,697
   1,124,042      * ARM HOLDINGS PLC ...........................           4,245
     572,003      * ARROW ELECTRONICS, INC .....................          13,894
     328,274      * ART TECHNOLOGY GROUP, INC ..................           1,904
     183,423      * ARTESYN TECHNOLOGIES, INC ..................           2,366
   1,279,000        ASAHI GLASS CO LTD .........................          10,624
      25,852        ASCOM HOLDING AG ...........................           1,192
         100      * ASHTON TECHNOLOGY GROUP, INC ...............               0
      80,859      * ASIAINFO HOLDINGS, INC .....................           1,597
      96,984     e* ASK JEEVES, INC ............................             184
     304,740     e* ASM INTERNATIONAL NV .......................           5,960
     245,304      * ASML HOLDING NV (NY REG SHS) ...............           5,458
   3,292,916      * ASML HOLDING NV ............................          73,848
     323,000        ASM PACIFIC TECHNOLOGY LTD .................             580
     285,544      * ASPECT COMMUNICATIONS CORP .................           1,996
     160,038      * ASPEN TECHNOLOGY, INC ......................           3,873
      70,956     e* ASTROPOWER, INC ............................           3,700
     192,271      * ASYST TECHNOLOGIES, INC ....................           2,596
   1,256,049     e* AT HOME CORP SERIES A ......................           2,688
     221,539      * ATI TECHNOLOGIES, INC ......................           2,070
   2,444,670      * ATMEL CORP .................................          32,979
     130,208      * ATMI, INC ..................................           3,906
      17,974      * ATOS ORIGIN ................................           1,293
      87,600      * AUDIOVOX CORP (CLASS A) ....................             972
      25,182      * AURA SYSTEMS, INC ..........................              16
     246,405      * AUSPEX SYSTEMS, INC ........................           1,759
     278,054        AUTODESK, INC ..............................          10,371
   3,654,947        AUTOMATIC DATA PROCESSING, INC .............         181,651
      29,011      * AVANEX CORP ................................             281
     211,443      * AVANT! CORP ................................           2,812
   1,702,064      * AVAYA, INC .................................          23,318
      15,444     e* AVENUE A, INC ..............................              20
     548,086        AVERY DENNISON CORP ........................          27,980
     248,708      * AVICI SYSTEMS, INC .........................           2,131
     136,699      * AVID TECHNOLOGY, INC .......................           2,146
     682,593        AVNET, INC .................................          15,304
     232,538      * AVOCENT CORP ...............................           5,290
     263,671        AVX CORP ...................................           5,537
      92,487      * AWARE, INC .................................             832
     105,300      * AXT, INC ...................................           2,812
          50      * AZTEC TECHNOLOGY PARTNERS, INC .............               0
      90,013      * BARRA, INC .................................           3,524
   2,654,733      * BEA SYSTEMS, INC ...........................          81,527
      61,502        BEI TECHNOLOGIES, INC ......................           1,661

      46,630        BEL FUSE, INC (CLASS B) ....................           1,550
     136,140        BELDEN, INC ................................           3,642
     266,989      * BENCHMARK ELECTRONICS, INC .................           6,504
     196,848      * BINDVIEW DEVELOPMENT CORP ..................             415
     338,760      * BISYS GROUP, INC ...........................          19,987
     104,390      * BLACK BOX CORP .............................           7,032
     245,835      * BLUE MARTINI SOFTWARE, INC .................             738
   1,305,872      * BMC SOFTWARE, INC ..........................          29,434
     298,999      * BORLAND SOFTWARE CORP ......................           4,664
      78,054      * BOSTON COMMUNICATIONS GROUP ................           1,124
      47,765      * BOTTOMLINE TECHNOLOGIES, INC ...............             258
      33,675      * BRAUN CONSULTING, INC ......................             271
      57,488      * BREAKAWAY SOLUTIONS, INC ...................               9
     289,039      * BRIGHTPOINT, INC ...........................             838
     100,429      * BRIO TECHNOLOGY, INC .......................             733
   1,052,200     e* BROADCOM CORP (CLASS A) ....................          44,992
   1,070,212      * BROADVISION, INC ...........................           5,351
   2,053,568      * BROCADE COMMUNICATIONS SYSTEMS, INC ........          90,336
         140      * BROKAT AG. (SPON ADR) ......................               0
      69,212      * BROOKTROUT, INC ............................             534
      63,131      * BSQUARE CORP ...............................             664
      52,407      * BUSINESS OBJECTS ...........................           1,251
     171,749        C&D TECHNOLOGIES, INC ......................           5,324
         582      * C-BRIDGE INTERNET SOLUTIONS, INC ...........               1
     138,850      * C-COR.NET CORP .............................           1,666
     192,400      * C-MAC INDUSTRIES, INC ......................           5,097
     271,289      * CABLE DESIGN TECHNOLOGIES CORP .............           4,384
     994,204      * CABLETRON SYSTEMS, INC .....................          22,718
     100,804      * CACHEFLOW, INC .............................             497
      55,848      * CACI INTERNATIONAL, INC (CLASS A) ..........           2,625
   1,387,693      * CADENCE DESIGN SYSTEMS, INC ................          25,853
     411,726      * CAE, INC ...................................           8,003
      22,948      * CAIS INTERNET, INC .........................              17
       1,582     e* CALDERA INTERNATIONAL, INC .................               2
      73,399      * CALICO COMMERCE, INC .......................              21
      65,514      * CALIFORNIA AMPLIFIER, INC ..................             265
     294,883      * CAMBRIDGE TECHNOLOGY PARTNERS, INC .........           1,044
      47,928      * CAMINUS CORP ...............................           1,293
     144,175        CANON SALES CO, INC ........................           1,411

                       SEE NOTES TO FINANCIAL STATEMENTS

38  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT3

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
   3,219,000      e CANON, INC .................................    $    130,082
     197,748        CAP GEMINI S.A .............................          14,398
     142,846      * CAPTARIS, INC ..............................             297
      82,781      * CARREKER CORP ..............................           1,780
      52,012      * CARRIER ACCESS CORP ........................             312
      80,533      * CASINO DATA SYSTEMS ........................             743
      35,011      * CATAPULT COMMUNICATIONS CORP ...............             788
      64,539      * CELERITEK, INC .............................             965
     434,478      * CELESTICA, INC .............................          22,308
          90      * CELLULAR TECHNICAL SERVICES CO .............               0
     138,242     e* CENTILLIUM COMMUNICATIONS, INC .............           3,420
     130,551      * CENTRA SOFTWARE, INC .......................           2,218
     758,028      * CERIDIAN CORP (NEW) ........................          14,531
       1,050      * CHART INDUSTRIES, INC ......................               4
     336,416      * CHECKFREE CORP .............................          11,798
     172,509      * CHECKPOINT SYSTEMS, INC ....................           3,071
     168,781     e* CHIPPAC, INC ...............................           1,762
     143,303      * CHORDIANT SOFTWARE, INC ....................             444
     185,500     b* CHS ELECTRONICS, INC .......................               1
     258,131      * CIBER, INC .................................           2,452
   2,229,875      * CIENA CORP .................................          84,735
     383,837      * CIRRUS LOGIC, INC ..........................           8,840
  52,264,522      * CISCO SYSTEMS, INC .........................         951,214
     462,000        CITIZEN WATCH CO LTD .......................           2,815
     978,820      * CITRIX SYSTEMS, INC ........................          34,161
     127,027      * CLARENT CORP ...............................           1,167
      84,174      * CLARUS CORP ................................             518
      81,763      * CLICK COMMERCE, INC ........................             736
      15,596      * CLICK2LEARN, INC ...........................              25
     817,633        CMG PLC ....................................           3,576
   1,273,157     e* CMGI, INC ..................................           3,819
     521,338      * CNET NETWORKS, INC .........................           6,777
      37,626      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ........           1,597
      82,353      * COGNOS, INC ................................           1,449
     115,787        COHU, INC ..................................           2,605
     121,517      * COM21, INC .................................             218
   1,127,514      * COMMERCE ONE, INC ..........................           6,585
     335,395      * COMMSCOPE, INC .............................           7,882
  14,643,008        COMPAQ COMPUTER CORP .......................         226,820
      40,324        COMPTEL OYJ ................................             319
   2,562,986        COMPUTER ASSOCIATES INTERNATIONAL, INC .....          92,267
     171,088      * COMPUTER HORIZONS CORP .....................             532
     162,046      * COMPUTER NETWORK TECHNOLOGY CORP ...........           1,719
   1,301,209      * COMPUTER SCIENCES CORP .....................          45,022
     791,933        COMPUTERSHARE LTD ..........................           2,475
   1,813,835      * COMPUWARE CORP .............................          25,376
       9,500        COMPX INTERNATIONAL, INC ...................             114
   1,041,435      * COMVERSE TECHNOLOGY, INC ...................          59,466
     117,700      * CONCORD CAMERA CORP ........................             694
      94,563      * CONCORD COMMUNICATIONS, INC ................             851
   1,436,874      * CONCORD EFS, INC ...........................          74,732
     286,662      * CONCURRENT COMPUTER CORP ...................           2,007
      41,551        CONESTOGA ENTERPRISES, INC .................           1,228
   1,441,882      * CONEXANT SYSTEMS, INC ......................          12,905
      73,491      * CONSTELLATION 3D, INC ......................             417
      57,345      * CONVERA CORP ...............................             287
      72,406     b* CONVERGENT COMMUNICATIONS, INC .............               0
     957,506      * CONVERGYS CORP .............................          28,965
         200      * COOLSAVUINGS.COM, INC ......................               0
     251,105      * COPPER MOUNTAIN NETWORKS, INC ..............           1,030
          46      * CORECOMM LTD ...............................               0
       8,417      * CORILLIAN CORP .............................              34
   5,450,441        CORNING, INC ...............................          91,077
   1,243,129     e* CORVIS CORP ................................           5,457
     491,548      * COSINE COMMUNICATIONS, INC .................           1,101
     824,224     e* COVAD COMMUNICATIONS GROUP, INC ............             832
     117,487      * COVANSYS CORP ..............................           1,328
      76,250        CREATIVE TECHNOLOGY LTD ....................             640
     305,517      * CREDENCE SYSTEMS CORP ......................           7,406
     376,710      * CREE, INC ..................................           9,849
     230,467      * CRITICAL PATH, INC .........................             235
      43,586      * CROSSROADS SYSTEMS, INC ....................             283
     314,636      * CSG SYSTEMS INTERNATIONAL, INC .............          17,859
     100,200        CSK CORP ...................................           3,117
     158,507        CTS CORP ...................................           3,249
      48,858        CUBIC CORP .................................           1,543
       4,894      * CYBERGUARD CORP ............................              11
      96,810      * CYBERSOURCE CORP ...........................             157
         732      * CYLINK CORP ................................               0
     196,264      * CYMER, INC .................................           4,964
     715,190      * CYPRESS SEMICONDUCTOR CORP .................          17,057
      32,970      * CYSIVE, INC ................................             105
   2,491,162        DAI NIPPON PRINTING CO LTD .................          30,401
     156,879      e DAINIPPON SCREEN MANUFACTURING CO LTD ......             654
      70,968      * DAKTRONICS, INC ............................           1,092
         307     e* DALEEN TECHNOLOGIES, INC ...................               0
      91,120      e DASSAULT SYSTEMES S.A ......................           3,512
      68,632      * DATA RETURN CORP ...........................             120
      88,239      * DATASTREAM SYSTEMS, INC ....................             665
      53,520      * DAVOX CORP .................................             444
     241,987      * DDI CORP ...................................          14,133
     144,102      * DELIA*S CORP (CLASS A) .....................           1,153
  15,682,907      * DELL COMPUTER CORP .........................         410,108
      37,486      * DELTATHREE, INC ............................              28
     431,396        DELUXE CORP ................................          12,467
     114,350      * DIAMONDCLUSTER INTERNATIONAL, INC ..........           1,456

     400,946        DIEBOLD, INC ...............................          12,890
     151,421      * DIGEX, INC .................................           1,968
           5      * DIGI INTERNATIONAL, INC ....................               0
      46,128     e* DIGIMARC CORP ..............................           1,114
     181,700      * DIGITAL COURIER TECHNOLOGIES, INC ..........              55
     116,767      * DIGITAL INSIGHT CORP .......................           2,581
     426,861      * DIGITAL ISLAND, INC ........................           1,460
      76,935      * DIGITAL LIGHTWAVE, INC .....................           2,844
     107,117      * DIGITAL RIVER, INC .........................             482
      38,865      * DIGITALTHINK, INC ..........................             273
      52,842      * DIGITAS, INC ...............................             233
     127,934      * DITECH COMMUNICATIONS CORP .................             949
     503,393      * DIVINE INC (CLASSA) ........................           1,057
     418,690      * DMC STRATEX NETWORKS, INC ..................           4,187
     225,489      * DOCENT, INC ................................           2,255
     189,786      * DOCUMENTUM, INC ............................           2,452
      57,666      * DOT HILL SYSTEMS CORP ......................             107
     621,125      * DOUBLECLICK, INC ...........................           8,671
          67      * DREXLER TECHNOLOGY CORP ....................               1
      42,858      * DSET CORP ..................................              26
     145,003      * DSP GROUP, INC .............................           3,110
     420,271      * DST SYSTEMS, INC ...........................          22,148
      29,475      * DUPONT PHOTOMASKS, INC .....................           1,422
      32,189      * DURASWITCH INDUSTRIES, INC .................             499
     145,500      * DYNARC .....................................             187
     236,725     e* E-MEDSOFT.COM ..............................             225
     422,695      * E.PIPHANY, INC .............................           4,295
     412,629      * EARTHLINK, INC .............................           5,818
     223,240     e* EASYLINK SERVICES CORP .....................             123
     773,957      * EBAY, INC ..................................          53,008
     122,142     e* ECHELON CORP ...............................           3,757
      44,122      * EDB BUSINESS PARTNER ASA ...................             378
      23,268        EDO CORP ...................................             371
     401,459      * EFUNDS CORP ................................           7,467
     132,701     e* EGAIN COMMUNICATIONS CORP ..................             357
      76,381     b* EGLOBE, INC ................................               2
      88,156      * EIDOS PLC ..................................             306
      23,284      * EIDOS PLC RTS ..............................              29
     127,716      * ELANTEC SEMICONDUCTOR, INC .................           4,316

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  39

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
     165,231      * ELECTRO SCIENTIFIC INDUSTRIES, INC .........    $      6,295
     130,562      * ELECTROGLAS, INC ...........................           2,311
     698,082      * ELECTRONIC ARTS, INC .......................          40,419
   2,719,336        ELECTRONIC DATA SYSTEMS CORP ...............         169,959
     402,116      * ELECTRONICS FOR IMAGING, INC ...............          11,862
     248,010      * ELOYALTY CORP ..............................             248
      68,300     e* EMACHINES, INC .............................              13
     132,700      * EMAGIN CORP ................................             279
      60,935      * EMBARCADERO TECHNOLOGIES, INC ..............           1,359
  17,162,840      * EMC CORP ...................................         498,581
     143,258      * EMCORE CORP ................................           4,405
      25,148     e* EMERGE INTERACTIVE, INC (CLASS A) ..........              29
      60,129      * EMPLOYEE SOLUTIONS, INC ....................               0
     457,776      * EMULEX CORP ................................          18,494
     176,773     e* ENGAGE, INC ................................             129
     135,615      * ENTEGRIS, INC ..............................           1,553
       4,925      * ENTRADA NETWORKS, INC ......................               3
     210,023      * ENTRUST, INC ...............................           1,489
     242,034        EPCOS AG ...................................          13,114
      47,357     e* EPICEDGE, INC ..............................              13
          29      * EPICOR SOFTWARE CORP .......................               0
      40,836      * EPIQ SYSTEMS INC ...........................           1,049
      27,463      * EPLUS, INC .................................             289
      96,069      * EPRESENCE, INC .............................             396
      11,160      * EPRISE CORP ................................              10
     826,361        EQUIFAX, INC ...............................          30,311
   1,503,253        ERG LTD ....................................           1,100
  10,323,375        ERICSSON TELEFON (LM) AB SERIES B ..........          56,428
      79,834      * ESPEED, INC (CLASS A) ......................           1,756
     152,421      * ESS TECHNOLOGY, INC ........................           1,067
     114,416      * ESTERLINE TECHNOLOGIES CORP ................           2,489
       1,300      * EXABYTE CORP ...............................               1
     407,647      * EXAR CORP ..................................           8,055
      48,477      * EXCEL TECHNOLOGY, INC ......................           1,070
     135,083     e* EXCELON CORP ...............................             199
     170,318      * EXCHANGE APPLICATIONS, INC .................             184
     157,506      * EXE TECHNOLOGIES INC .......................             923
   3,236,350     e* EXODUS COMMUNICATIONS, INC .................           6,667
      40,193      * EXTENDED SYSTEMS, INC ......................             278
      47,397      * EXTENSITY, INC .............................             479
     567,969      * EXTREME NETWORKS, INC ......................          16,755
      81,163      * F.Y.I., INC ................................           3,328
      85,187     e* F5 NETWORKS, INC ...........................           1,497
      94,198        FAIR ISSAC & CO, INC .......................           5,823
     401,002      * FAIRCHILD SEMICONDUCTOR
                      INTERNATIONAL, INC (CLASS A) .............           9,223
      83,062      * FEI CO .....................................           3,406
     182,094      * FIBERCORE, INC .............................           1,185
     199,472      * FILENET CORP ...............................           2,952
     675,275      * FINISAR CORP ...............................          12,614
      15,889     e* FIREPOND, INC ..............................              18
   2,292,807        FIRST DATA CORP ............................         147,313
     739,138      * FISERV, INC ................................          47,290
          44      * FLEXTRONICS INTERNATIONAL LTD ..............               1
      54,679      * FLIR SYSTEMS, INC ..........................           1,369
     437,376      * FOUNDRY NETWORKS, INC ......................           8,739
      88,584     e* FREEMARKETS, INC ...........................           1,772
     188,465      * FSI INTERNATIONAL, INC .....................           2,375
     357,000        FUJIKURA LTD ...............................           2,175
      15,000        FUJITSU SUPPORT & SERVICE, INC .............             522
     726,000        FURUKAWA ELECTRIC CO LTD ...................           5,792
      22,161      * FUTURELINK CORP ............................              22
     800,857        FUTURIS CORP LTD ...........................           1,091
      63,523     e* GADZOOX NETWORKS, INC ......................             204
     300,729        GALILEO INTERNATIONAL, INC .................           9,774
   1,045,391      * GATEWAY, INC ...............................          17,197
     168,830        GENERAL CABLE CORP .........................           3,132
          57      * GENERAL DATACOMM INDUSTRIES, INC ...........               0
          20      * GENERAL MAGIC, INC .........................               0
     193,400      * GENERAL SEMICONDUCTOR, INC .................           2,023
     143,500      * GENRAD, INC ................................             861
     904,508      * GENUITY, INC ...............................           2,822
     105,700      * GENZYME TRANSGENICS CORP ...................           1,051
      80,477      * GEOWORKS CORP ..............................             121
     110,550      * GERBER SCIENTIFIC, INC .....................           1,211
     437,947        GETRONICS NV ...............................           1,817
     344,037      * GLENAYRE TECHNOLOGIES, INC .................             440
      32,356      * GLOBAL IMAGING SYSTEMS, INC ................             340
     169,148        GLOBAL PAYMENTS, INC .......................           5,091
       3,784      * GLOBALNETFINANCIAL.COM, INC ................               1
       1,500      * GLOBALSCAPE, INC ...........................               0
     274,127      * GLOBESPAN, INC .............................           4,002
     114,738      * GLOBIX CORP ................................             231
     145,992      * GOTO.COM, INC ..............................           2,840
       1,262      * GRADCO SYSTEMS, INC ........................               0
       9,827      * GRIC COMMUNICATIONS, INC ...................              29
     113,504      * GRIFFON CORP ...............................           1,249
     349,600      * GSI LUMONICS, INC ..........................           3,237
     141,318      * HANDSPRING, INC ............................           1,088
     304,475      * HARMONIC, INC ..............................           3,045
     374,853        HARRIS CORP ................................          10,200
     132,823        HELIX TECHNOLOGY CORP ......................           4,048
  10,620,199        HEWLETT-PACKARD CO .........................         303,738
      42,046      * HI/FN, INC .................................             636
     175,073      * HIGH SPEED ACCESS CORP .....................             210
     127,100        HIROSE ELECTRIC CO LTD .....................           9,681

     150,000        HITACHI CABLE LTD ..........................             807
      17,000        HITACHI SOFTWARE ENGINEERING CO LTD ........             909
     195,523      * HNC SOFTWARE, INC ..........................           3,813
      25,582        HOGANAS AB B ...............................             414
     358,252     e* HOMESTORE.COM, INC .........................          12,524
     306,000        HON INDUSTRIES, INC ........................           7,411
     196,000        HOYA CORP ..................................          12,415
     137,578      * HUTCHINSON TECHNOLOGY, INC .................           2,621
      71,300      * HYPERCOM CORP ..............................             342
     180,977      * HYPERION SOLUTIONS CORP ....................           2,715
   1,591,522      * I2 TECHNOLOGIES, INC .......................          31,512
     196,515     e* IBASIS, INC ................................             983
      44,013      * IBEAM BROADCASTING CORP ....................              17
     145,048      * IDENTIX, INC ...............................             907
     189,785      * IGATE CAPITAL CORP .........................             947
      49,600      * II-VI, INC .................................             868
     820,974        IKON OFFICE SOLUTIONS, INC .................           8,046
     190,438      * IMATION CORP ...............................           4,799
      71,200      * IMMERSION CORP .............................             498
     148,901      * IMRGLOBAL CORP .............................           1,627
     238,841     b* INACOM CORP ................................               0
     150,651      * INDUS INTERNATIONAL, INC ...................           1,221
      50,593      * INET TECHNOLOGIES, INC .....................             414
     194,178        INFINEON TECHNOLOGIES AG ...................           4,554
     210,907      * INFOCUS CORP ...............................           4,300
      51,737      * INFOGRAMES, INC ............................             393
     312,578      * INFONET SERVICES CORP (CLASS B) ............           2,657
     333,055      * INFORMATICA CORP ...........................           5,782
     115,983     e* INFORMATION ARCHITECTS CORP ................             146
     144,884      * INFORMATION RESOURCES, INC .................           1,498
   1,571,111      * INFORMIX CORP ..............................           9,175
       8,530      * INFORTE CORP ...............................             104
   1,174,062      * INFOSPACE, INC .............................           4,508
     393,607      * INGRAM MICRO, INC (CLASS A) ................           5,703
     517,474      * INKTOMI CORP ...............................           4,963
       1,500      * INRANGE TECHNOLOGIES .......................              23
      62,679      * INT MEDIA GROUP, INC .......................             251
      58,061      * INTEGRAL SYSTEMS, INC ......................           1,401
     167,712      * INTEGRATED CIRCUIT SYSTEMS, INC ............           3,220

                       SEE NOTES TO FINANCIAL STATEMENTS

40   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
     605,765      * INTEGRATED DEVICE TECHNOLOGY, INC ..........    $     19,197
      26,131      * INTEGRATED MEASUREMENT SYSTEM ..............             574
  48,258,263        INTEL CORP .................................       1,411,554
     243,096      * INTELIDATA TECHNOLOGIES CORP ...............           1,434
     104,251        INTER-TEL, INC .............................           1,242
      24,969      * INTERACTIVE INTELLIGENCE, INC ..............             275
      56,854      * INTERCEPT GROUP, INC .......................           2,160
     298,074      * INTERDIGITAL COMMUNICATIONS CORP ...........           3,949
     250,479      * INTERGRAPH CORP ............................           3,857
     258,926     e* INTERLIANT, INC ............................             142
      58,900      * INTERLINK ELECTRONICS, INC .................             478
     106,401      * INTERLOGIX, INC ............................           3,884
      75,764      * INTERMAGNETICS GENERAL CORP ................           2,455
     559,073      * INTERNAP NETWORK SERVICES CORP .............           1,828
  12,503,487        INTERNATIONAL BUSINESS MACHINES CORP .......       1,412,894
     156,300      * INTERNATIONAL FIBERCOM, INC ................             391
     365,793      * INTERNATIONAL RECTIFIER CORP ...............          12,474
     947,292     e* INTERNET CAPITAL GROUP, INC ................           1,895
       1,692     e* INTERNET PICTURES CORP .....................               0
     176,479      * INTERNET SECURITY SYSTEMS, INC .............           8,570
     563,534      * INTERSIL CORP (CLASS A) ....................          20,513
     338,189      * INTERTRUST TECHNOLOGIES CORP ...............             406
     175,275      * INTERVOICE-BRITE, INC ......................           1,928
       2,061     e* INTERWORLD CORP ............................               4
     484,349      * INTERWOVEN, INC ............................           8,185
      54,550        INTRACOM S.A ...............................             793
      16,690      * INTRADO, INC ...............................             287
     105,803      * INTRAWARE, INC .............................             123
      81,639      * INTRUSION.COM, INC .........................             285
     976,550      * INTUIT, INC ................................          39,052
   1,544,786      * IOMEGA CORP ................................           3,692
      28,421      * IONA TECHNOLOGIES PLC ......................           1,095
     199,823      * IRON MOUNTAIN, INC .........................           8,960
      25,000        ITOCHU TECHNO-SCIENCE CORP .................           2,846
      30,341      * ITXC CORP ..................................             212
     126,816     e* IVILLAGE, INC ..............................             184
     195,902      * IXIA .......................................           3,722
     231,993      * IXL ENTERPRISES, INC .......................             281
      81,673      * IXYS CORP ..................................           1,274
     472,642      * J.D. EDWARDS & CO ..........................           6,683
           8      * J2 GLOBAL COMMUNICATIONS, INC ..............               0
     797,342      * JABIL CIRCUIT, INC .........................          24,606
     359,875      JACK HENRY & ASSOCIATES, INC .................          11,156
     111,581      * JDA SOFTWARE GROUP, INC ....................           1,853
   8,554,620      * JDS UNIPHASE CORP ..........................         106,933
     125,698      * JNI CORP ...................................           1,760
   3,013,880        JOHNSON ELECTRIC HOLDINGS LTD ..............           4,134
         100      * JPM CO .....................................               0
      96,100      * JTS CORP ...................................               0
   1,481,599      * JUNIPER NETWORKS, INC ......................          46,078
     107,105      * JUNO ONLINE SERVICES, INC ..................             155
     108,215      * JUPITER MEDIA METRIX, INC ..................             140
     700,068     e* KANA SOFTWARE, INC .........................           1,428
     344,683      * KEANE, INC .................................           7,583
      57,090        KEITHLEY INSTRUMENTS, INC ..................           1,216
     525,628      * KEMET CORP .................................          10,413
     207,730        KEYENCE CORP ...............................          41,223
      91,194      * KEYNOTE SYSTEMS, INC .......................             999
     210,299      * KFORCE, INC ................................           1,367
   1,104,831      * KLA-TENCOR CORP ............................          64,599
     171,000        KOKUYO CO LTD ..............................           1,796
         872      * KOMAG, INC .................................               0
     362,000        KONICA CORP ................................           2,659
     359,825      * KOPIN CORP .................................           4,368
     395,446      * KPMG CONSULTING, INC .......................           6,070
      68,836      * KRONOS, INC ................................           2,819
     302,817      * KULICKE & SOFFA INDUSTRIES, INC ............           5,196
     225,000        KYOCERA CORP ...............................          19,845
     117,000      e KYOWA EXEO CORP ............................             954
   1,999,104      * LAM RESEARCH CORP ..........................          59,273
         466      * LANTE CORP .................................               0
      82,115      * LANTRONIX, INC .............................             846
     513,004      * LATTICE SEMICONDUCTOR CORP .................          12,517
      56,790      * LCC INTERNATIONAL, INC (CLASS A) ...........             376
           6      * LEAPNET, INC ...............................               0
         200      * LEARN2.COM, INC ............................               0
      47,800        LEARNING TECHNOLOGY PLC ....................              51
      52,524      * LEARNING TREE INTERNATIONAL, INC ...........           1,206
      38,128      * LECROY CORP ................................             971
     496,020      * LEGATO SYSTEMS, INC ........................           7,912
      31,645     e* LEVEL 8 SYSTEMS, INC .......................             150
     193,954      * LEXAR MEDIA, INC ...........................             308
     105,670      * LEXENT, INC ................................             913
   1,583,898      * LEXMARK INTERNATIONAL, INC .................         106,517
     564,822      * LIBERATE TECHNOLOGIES ......................           6,185
     157,978      * LIGHTBRIDGE, INC ...........................           3,065
     106,273      * LIGHTPATH TECHNOLOGIES, INC (CLASS A) ......             946
      14,417      * LIGHTSPAN, INC .............................              18
   3,827,542        LINEAR TECHNOLOGY CORP .....................         169,254
      22,720      * LIVEPERSIN, INC ............................               6
   2,827,345        LOGICA PLC .................................          34,316
      79,691        LONDON BRIDGE SOFTWARE HOLDINGS PLC ........             168
     215,326      * LOOKSMART LTD ..............................             226
     125,490      * LOUDCLOUD, INC .............................             381
       9,737     e* LOUDEYE TECHNOLOGIES, INC ..................              15
   2,547,149      * LSI LOGIC CORP .............................          47,886

     269,445      * LTX CORP ...................................           6,887
  32,552,484        LUCENT TECHNOLOGIES, INC ...................         201,825
      19,838      * LUMINENT, INC ..............................              83
     333,227      * MACROMEDIA, INC ............................           5,998
     213,045      * MACROVISION CORP ...........................          14,594
     257,961      * MAIL-WELL, INC .............................           1,096
          10      * MAJOR AUTOMOTIVE COS, INC ..................               0
      77,789      * MANHATTAN ASSOCIATES, INC ..................           3,092
      73,979      * MANUFACTURERS SERVICES LTD .................             440
     298,846      * MANUGISTICS GROUP, INC .....................           7,501
      96,148      * MAPINFO CORP ...............................           2,115
     800,077     b* MARCHFIRST, INC ............................               3
   8,657,955        MARCONI PLC ................................          30,807
      79,480      * MARIMBA, INC ...............................             168
     130,590      * MASTEC, INC ................................           1,724
     166,219      * MATRIXONE, INC .............................           3,855
      79,000        MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD .           3,598
   3,381,985      * MAXIM INTEGRATED PRODUCTS, INC .............         149,518
   1,018,560      * MAXTOR CORP ................................           5,347
      33,480      * MCAFEE.COM CORP ............................             411
     268,119      * MCDATA CORP (CLASS A) ......................           4,705
      49,258      * MCK COMMUNICATIONS, INC ....................             108
      82,812     e* MCSI, INC ..................................           1,255
      36,235      * MEASUREMNET SPECIALTIES, INC ...............             607
         336      * MEDIA 100, INC .............................               1
      28,776     e* MEDIALOGIC/MEDSCAPE, INC ...................              17
         403     e* MEDIAPLEX, INC .............................               0
     187,000      * MEMC ELECTRONIC MATERIALS, INC .............           1,431
     340,664      * MENTOR GRAPHICS CORP .......................           5,962
          30      * MERANT PLC (SPON ADR) ......................               0
     135,697      * MERCATOR SOFTWARE, INC .....................             338
     118,795      * MERCURY COMPUTER SYSTEMS, INC ..............           5,239
     447,559      * MERCURY INTERACTIVE CORP ...................          26,809
           9      * MERISEL, INC ...............................               0
      65,679      * MERIX CORP .................................           1,149
     242,908      * MERKANTILDATA ASA ..........................             403
      40,937      * META GROUP, INC ............................             106
      77,024      * METASOLV, INC ..............................             611
      56,282      * METAWAVE COMMUNICATIONS CORP ...............             292

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  41

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
     193,950        METHODE ELECTRONICS, INC (CLASS A) .........    $      1,668
       3,700      * METRO INFORMATION SERVICES, INC ............              15
     184,624      * METTLER-TOLEDO INTERNATIONAL, INC ..........           7,985
     367,160      * MICREL, INC ................................          12,116
      56,315      * MICRO GENERAL CORP .........................             924
     157,000     b* MICROAGE, INC ..............................               1
     751,902      * MICROCHIP TECHNOLOGY, INC ..................          25,136
     437,502      * MICROMUSE, INC .............................          12,246
     200,500      * MICRON ELECTRONICS, INC ....................             319
   3,082,143      * MICRON TECHNOLOGY, INC .....................         126,676
      83,715      * MICROSEMI CORP .............................           5,944
  30,223,427      * MICROSOFT CORP .............................       2,206,310
     146,531     e* MICROSTRATEGY, INC .........................             410
     115,374      * MICROTUNE, INC .............................           2,538
      63,723     e* MICROVISION, INC ...........................           1,116
     295,000        MINEBEA CO LTD .............................           1,942
      74,730     e* MIPS TECHNOLOGIES, INC (CLASS A) ...........           1,293
     146,417      * MIPS TECHNOLOGIES, INC (CLASS B) ...........           1,406
     798,840        MISYS PLC ..................................           5,584
      58,000        MITSUMI ELECTRIC CO LTD ....................           1,081
     104,318      * MKS INSTRUMENTS, INC .......................           3,004
      22,429      * MOLDFLOW CORP ..............................             346
     633,994        MOLEX, INC .................................          23,160
     200,465        MOLEX, INC (CLASS A) .......................           5,978
          14      * MOMENTUM BUSINESS APPLICATIONS, INC
                      (CLASS A) ................................               0
  15,683,843        MOTOROLA, INC ..............................         259,724
     137,857      * MP3.COM, INC ...............................             669
      74,567      * MRO SOFTWARE, INC ..........................           1,178
     378,850      * MRV COMMUNICATIONS, INC ....................           3,542
     175,774      * MTI TECHNOLOGY CORP ........................             359
     106,464        MTS SYSTEMS CORP ...........................           1,468
     109,824      * MULTEX.COM, INC ............................           1,785
     508,275        MURATA MANUFACTURING CO LTD ................          33,785
      37,458      * NANOMETRICS, INC ...........................           1,030
     188,802        NATIONAL DATA CORP .........................           6,117
      90,055      * NATIONAL INFORMATION CONSORTIUM, INC .......             164
      48,883      * NATIONAL PROCESSING, INC ...................           1,369
   1,357,516      * NATIONAL SEMICONDUCTOR CORP ................          39,531
      59,186      * NAVIGANT INTERNATIONAL, INC ................             829
      34,344      * NAVISIONDAMGAARD A/S .......................             734
         331     e* NAVISITE, INC ..............................               0
     554,964      * NCR CORP ...................................          26,083
       4,860      * NEOMAGIC CORP ..............................              16
      36,197      * NEON SYSTEMS, INC ..........................             308
     164,528        NERA ASA ...................................             497
      69,805      * NET PERCEPTIONS, INC .......................             120
      18,249      * NET.GENESIS CORP ...........................              14
      88,172      * NET2PHONE, INC .............................             529
     151,414      * NETEGRITY, INC .............................           4,542
       2,620      * NETGURU.COM, INC ...........................               7
     208,475      * NETIQ CORP .................................           6,523
     267,396      * NETMANAGE, INC .............................             193
         449      * NETOBJECTS, INC ............................               0
      77,003      * NETOPIA, INC ...............................             473
      36,226      * NETPLIANCE, INC ............................              13
     167,420      * NETRO CORP .................................             710
     136,783      * NETSCOUT SYSTEMS, INC ......................             889
      34,700      * NETSILICON, INC ............................             165
       6,797     e* NETSOL INTERNATIONAL, INC ..................              13
      32,994      * NETSOLVE, INC ..............................             412
      50,276      * NETWORK ACCESS SOLUTIONS CORP ..............              16
   1,833,545      * NETWORK APPLIANCE, INC .....................          25,120
     763,923      * NETWORK ASSOCIATES, INC ....................           9,511
     116,590      * NETWORK EQUIPMENT TECHNOLOGIES, INC ........             373
      69,573      * NETWORK PERIPHERALS, INC ...................             814
     159,866      * NETZERO, INC ...............................             134
     228,534      * NEW CENTURY EQUITY HOLDINGS CORP ...........             229
     234,530      * NEW FOCUS, INC .............................           1,935
     201,314        NEWPORT CORP ...............................           5,335
     400,000      * NEXANS SA ..................................           9,651
      91,413      * NEXT LEVEL COMMUNICATIONS, INC .............             617
     226,644      e NGK SPARK PLUG CO LTD ......................           2,126
     293,000        NICHICON CORP ..............................           3,827
      45,200      e NIDEC CORP .................................           2,352
     479,007        NIIT LTD ...................................           3,778
      17,183      * NIKU CORP ..................................              17
     162,000      e NIPPON COMSYS CORP .........................           2,195
     491,000        NIPPON SHEET GLASS CO LTD ..................           2,858
      18,000        NIPPON SYSTEM DEVELOPMENT CO LTD ...........           1,094
     571,800        NITTO DENKO CORP ...........................          16,505
     183,598      * NMS COMMUNICATIONS CORP ....................           1,285
     250,000        NOKIA CORP (SPON ADR) ......................           5,510
  11,224,702        NOKIA OYJ ..................................         254,391
   7,728,666        NORTEL NETWORKS CORP .......................          71,298
      63,033      * NORTEL NETWORKS CORP (U.S.) ................             573
      53,362      * NORTHFIELD LABORATORIES, INC ...............             875
     293,780      * NOVA CORP (GEORGIA) ........................           9,239
      65,812      * NOVADIGM, INC ..............................             740
     186,877      * NOVATEL WIRELESS, INC ......................             379
   1,763,913      * NOVELL, INC ................................          10,037
     842,759      * NOVELLUS SYSTEMS, INC ......................          47,860
       1,486        NTT DATA CORP ..............................           8,102
      78,748      * NU HORIZONS ELECTRONICS CORPS ..............             748
     146,734      * NUANCE COMMUNICATIONS, INC .................           2,644
         365      * NUCENTRIX BROADBAND NETWORKS, INC ..........               3

      72,648      * NUMERICAL TECHNOLOGIES, INC ................           1,526
     274,335     e* NVIDIA CORP ................................          25,445
     190,300      * NX NETWORKS, INC ...........................             105
     118,014      * NYFIX, INC .................................           3,771
     243,605      * OAK TECHNOLOGY, INC ........................           2,580
       4,000        OBIC CO LTD ................................             901
   2,073,000        OLYMPUS OPTICAL CO LTD .....................          33,209
     523,000        OMNI INDUSTRIES LTD ........................           1,160
     314,000        OMRON CORP .................................           5,677
   1,078,296      * ON SEMICONDUCTOR CORP ......................           4,906
     480,172      * ONI SYSTEMS CORP ...........................          13,397
     155,274      * ONYX SOFTWARE CORP .........................           1,242
     196,749     e* OPEN MARKET, INC ...........................             232
          91      * OPENTV CORP ................................               1
     954,959      * OPENWAVE SYSTEMS, INC ......................          33,137
     582,106      * OPLINK COMMUNICATIONS, INC .................           2,183
      43,084      * OPNET TECHNOLOGIES, INC ....................             770
      19,942     e* OPTICAL CABLE CORP .........................             199
      25,671      * OPTICAL COMMUNICATION PROD .................             273
      10,220      * OPTICOM ASA ................................             650
      42,141     e* OPUS360 CORP ...............................               4
  38,039,177      * ORACLE CORP ................................         722,744
      30,000        ORACLE CORP (JAPAN) ........................           3,954
      29,945      * OTG SOFTWARE, INC ..........................             210
     427,615      * P-COM, INC .................................             235
     101,149      * PACKETEER, INC .............................           1,267
   3,365,928      * PALM, INC ..................................          20,431
      92,220      * PARADYNE NETWORKS, INC .....................             170
   1,328,327      * PARAMETRIC TECHNOLOGY CORP .................          18,583
      87,429        PARK ELECTROCHEMICAL CORP ..................           2,308
     210,015      * PAXAR CORP .................................           3,024
     214,144      * PAXSON COMMUNICATIONS CORP .................           2,891
   1,876,755        PAYCHEX, INC ...............................          75,070
      72,911      * PC-TEL, INC ................................             672
      19,341      * PEC SOLUTIONS, INC .........................             427
      48,651      * PECO II, INC ...............................             319
     126,406      * PEGASUS SOLUTIONS, INC .....................           1,460
      13,400      * PEGASYSTEMS, INC ...........................              46
   1,398,691      * PEOPLESOFT, INC ............................          68,858

                       SEE NOTES TO FINANCIAL STATEMENTS

42  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
     866,401      * PEREGRINE SYSTEMS, INC .....................    $     25,126
      50,296      * PERFORMANCE TECHNOLOGIES, INC ..............             754
     117,200      * PERICOM SEMICONDUCTOR CORP .................           1,842
      11,000      * PERITUS SOFTWARE SERVICES, INC .............               2
     322,894      * PEROT SYSTEMS CORP (CLASS A) ...............           5,844
      36,240      * PERSISTENCE SOFTWARE, INC ..................               2
      17,290        PHOENIX MECANO AG ..........................           7,878
     124,621      * PHOENIX TECHNOLOGIES LTD ...................           1,819
     167,199      * PHOTRONICS, INC ............................           4,290
     111,200     b* PHYSICIAN COMPUTER NETWORK, INC ............               1
     205,883      * PICTURETEL CORP ............................           1,153
     156,100        PIONEER-STANDARD ELECTRONICS, INC ..........           1,998
     123,213      * PIXELWORKS, INC ............................           4,404
      54,394      * PLANAR SYSTEMS, INC ........................           1,409
     251,910      * PLANTRONICS, INC ...........................           5,832
     242,662      * PLEXUS CORP ................................           8,008
      82,600      * PLX TECHNOLOGY, INC ........................             701
   1,197,061      * PMC-SIERRA, INC ............................          37,193
     442,451      * POLYCOM, INC ...............................          10,216
         600      * POMEROY COMPUTER RESOURCES, INC ............               9
     594,696      * PORTAL SOFTWARE, INC .......................           2,456
      33,665      * POWELL INDUSTRIES , INC ....................           1,010
     174,909      * POWER INTEGRATIONS, INC ....................           2,729
     281,517      * POWERWAVE TECHNOLOGIES, INC ................           4,082
         129      * PREDICTIVE SYSTEMS, INC ....................               1
       9,678      * PREVIEW SYSTEMS, INC .......................              33
     118,889      * PRI AUTOMATION, INC ........................           2,202
      66,889      * PRIMUS KNOWLEDGE SOLUTIONS, INC ............             401
      82,447      * PROBUSINESS SERVICES, INC ..................           2,189
      27,672     e* PROCOM TECHNOLOGY, INC .....................             250
     108,313      * PRODIGY COMMUNICATIONS CORP (CLASS A) ......             616
     221,248      * PROFIT RECOVERY GROUP INTERNATIONAL ........           2,536
     185,596      * PROGRESS SOFTWARE CORP .....................           3,007
     102,201      * PROTON ENERGY SYSTEMS ......................           1,226
     163,792      * PROXIM, INC ................................           2,309
     225,424        PSION PLC ..................................             285
          16      * PTEK HOLDINGS, INC .........................               0
     183,318      * PUMATECH, INC ..............................             550
     116,242     e* PURCHASEPRO.COM, INC .......................             172
     515,775      * QLOGIC CORP ................................          33,242
      95,000      * QPL INTERNATIONAL HOLDINGS LTD .............              37
     102,200      * QPL INTERNATIONAL HOLDINGS WTS 01/28/04 ....               8
      70,591      * QRS CORP ...................................           1,172
   5,104,099      * QUALCOMM, INC ..............................         298,488
   1,032,174      * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP ...          10,415
     170,484      * QUEST SOFTWARE, INC ........................           6,436
     125,500      * QUICKLOGIC CORP ............................             756
     103,166     b* QUINTUS CORP ...............................               9
      25,379        QUIXOTE CORP ...............................             725
       2,246   b,e* QUOKKA SPORTS, INC .........................               0
      88,433      * RADIANT SYSTEMS, INC .......................           1,426
      83,329      * RADISYS CORP ...............................           1,904
     119,200      * RAINBOW TECHNOLOGIES, INC ..................             666
     469,687      * RAMBUS, INC ................................           5,782
          60      * RAMTRON INTERNATIONAL CORP .................               0
         892      * RARE MEDIUM GROUP, INC .....................               0
   1,113,748      * RATIONAL SOFTWARE CORP .....................          31,241
      28,896      * RAZORFISH, INC (CLASS A) ...................              16
     614,826      * READ-RITE CORP .............................           3,228
     447,542      * REALNETWORKS, INC ..........................           5,259
     355,212      * RED HAT, INC ...............................           1,421
     645,418      * REDBACK NETWORKS, INC ......................           5,757
     159,500      * REDIFF.COM INDIA LTD ADR ...................             322
      28,457     e* REGISTER.COM, INC ..........................             441
     141,164      * REMEDY CORP ................................           4,913
      52,180      * RENAISSANCE LEARNING, INC ..................           2,640
          18      * RENAISSANCE WORLDWIDE, INC .................               0
      62,861     e* RESEARCH FRONTIERS, INC ....................           1,697
     259,259      * RETEK, INC .................................          12,429
     394,526        REYNOLDS & REYNOLDS CO (CLASS A) ...........           8,660
     746,326      * RF MICRO DEVICES, INC ......................          20,128
     553,000        RICOH CO LTD ...............................          11,927
     123,630     e* RIVERSTONE NETWORKS, INC ...................           2,459
     196,600     e* ROBOTIC VISION SYSTEMS, INC ................             324
      85,000        ROGERS CORP ................................           2,253
     431,434        ROHM CO LTD ................................          67,040
      98,672      * ROXIO, INC .................................           1,283
     299,974      * RSA SECURITY, INC ..........................           9,284
      51,385      * RUDOLPH TECHNOLOGIES, INC ..................           2,415
     327,279      * S1 CORP ....................................           4,582
     125,192      * SABA SOFTWARE, INC .........................           2,054
     649,184      * SAFEGUARD SCIENTIFICS, INC .................           3,337
     171,000      * SAGA SYSTEMS, INC ESCROW ...................               0
   1,592,834        SAGE GROUP PLC .............................           5,690
      29,699      e SAGEM S.A. (NEW) ...........................           1,458
         566      * SAGENT TECHNOLOGY, INC .....................               1
      89,079      * SANCHEZ COMPUTER ASSOCIATES, INC ...........           1,180
     319,034      * SANDISK CORP ...............................           8,898
   3,430,465      * SANMINA CORP ...............................          80,307
     420,447      e SAP AG .....................................          57,984
     478,587      * SAPIENT CORP ...............................           4,666
      43,511      * SATCON TECHNOLOGY CORP .....................             455
       1,439      * SAVVIS COMMUNICATIONS CORP .................               1
     147,569      * SAWTEK, INC ................................           3,472
      72,865      * SBS TECHNOLOGIES, INC ......................           1,379
      29,951      * SCANSOURSE, INC ............................           1,420
     878,773      * SCI SYSTEMS, INC ...........................          22,409

     151,438      * SCIENT CORP ................................             141
       7,929     e* SCIENTIFIC LEARNING CORP ...................              17
     960,603        SCIENTIFIC-ATLANTA, INC ....................          39,000
      74,273     e* SCM MICROSYSTEMS, INC ......................             772
      88,863      * SEACHANGE INTERNATIONAL, INC ...............           1,602
   1,249,635      * SEAGATE TECHNOLOGY .........................               0
     142,656      * SECURE COMPUTING CORP ......................           2,241
     147,034      * SEEBEYOND TECHNOLOGY CORP ..................           1,764
      24,096      * SELECTICA, INC .............................             103
      83,000      * SEMITOOL, INC ..............................             990
     509,573      * SEMTECH CORP ...............................          15,287
     420,511      * SENSORMATIC ELECTRONICS CORP ...............           7,149
      88,758      * SERENA SOFTWARE, INC .......................           3,225
   3,514,246      * SIEBEL SYSTEMS, INC ........................         164,818
     102,351      * SIGNASOFT CORP .............................           1,177
   1,064,941      * SILICON GRAPHICS, INC ......................           1,480
     178,800      * SILICON IMAGE, INC .........................             894
      30,942     e* SILICON LABRATORIES, INC ...................             684
     444,502      * SILICON STORAGE TECHNOLOGY, INC ............           4,503
      43,700      * SILICONIX, INC .............................           1,383
      64,754      * SILVERSTREAM SOFTWARE, INC .................             457
      12,676      * SIMPLEX SOLUTIONS, INC .....................             300
      28,000        SINGAPORE COMPUTER SYSTEMS LTD .............              28
     123,700      * SIPEX CORP .................................           1,867
     448,943      * SITEL CORP .................................             718
      35,765      * SMARTDISK CORP .............................             148
      22,029      * SMARTSERV ONLINE, INC ......................             204
     154,394      * SOFTNET SYSTEMS, INC .......................             303
      16,591        SOFTWARE AG. (REGD) ........................           1,067
   6,429,502      * SOLECTRON CORP .............................         117,660
     229,312      * SOMERA COMMUNICATIONS, INC .................           1,642
      56,352      * SONIC FOUNDRY, INC .........................              91
     460,340      * SONICBLUE, INC .............................           1,519
     186,215      * SONICWALL, INC .............................           4,694
   1,281,472      * SONUS NETWORKS, INC ........................          29,935
      61,973      * SORRENTO NETWORKS CORP .....................             742
      19,700      * SPECTRA-PHYSICS, INC .......................             456
      80,362      * SPECTRALINK CORP ...........................           1,046

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  43

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
      60,557      * SPECTRIAN CORP .............................    $        969
     112,325      * SPEECHWORKS INTERNATIONAL, INC .............           1,764
     141,679      * SPEEDFAM-IPEC, INC .........................             452
     697,996        SPIRENT PLC ................................           2,169
      41,937      * SPSS, INC ..................................             663
     244,000      * ST ASSEMBLY TEST SERVICES ..................             240
     897,846        STMICROELECTRONICS NV ......................          31,165
      71,013      * STANDARD MICROSYSTEMS CORP .................           1,271
      50,424      * STANFORD MICRODEVICES, INC .................             852
     357,063     e* STARBASE CORP ..............................           1,303
     199,813      * STARMEDIA NETWORK, INC .....................             372
      23,928      * STONESOFT OYJ ..............................              52
     512,064      * STORAGE TECHNOLOGY CORP ....................           7,046
     244,250      * STORAGENETWORKS, INC .......................           4,150
     290,443      * STRATOS LIGHTWAVE, INC .....................           3,776
     200,199      * STRUCTURAL DYNAMICS RESEARCH CORP ..........           4,905
     138,000        SUMITOMO BAKELITE CO LTD ...................           1,052
   1,660,500        SUMITOMO ELECTRIC INDUSTRIES LTD ...........          18,826
  24,349,002      * SUN MICROSYSTEMS, INC ......................         382,766
   1,601,314      * SUNGARD DATA SYSTEMS, INC ..................          48,055
      43,618      * SUNRISE TELECOM, INC .......................             260
      45,000      * SUPERTEX, INC ..............................             555
      75,573      * SUPPORT.COM, INC ...........................             487
       4,641      * SUREBEAMCORP ...............................              79
     113,724      * SVI SOLUTIONS,INC ..........................             105
      26,907      * SWITCHBOARD, INC ...........................             159
     561,070      * SYBASE, INC ................................           9,230
     520,764      * SYCAMORE NETWORKS, INC .....................           4,854
     127,981      * SYKES ENTERPRISES, INC .....................           1,408
     405,759      * SYMANTEC CORP ..............................          17,728
   1,302,398        SYMBOL TECHNOLOGIES, INC ...................          28,913
     124,121      * SYMMETRICOM, INC ...........................           1,817
     301,302      * SYNOPSYS, INC ..............................          14,580
      49,563      * SYNPLICITY, INC ............................             496
      57,123      * SYNTEL, INC ................................             440
          16     b* SYSTEM SOFTWARE ASSOCIATES, INC ............               0
     176,540      * SYSTEMS & COMPUTER TECHNOLOGY CORP .........           1,598
      54,400      * SYSTEMSOFT CORP ............................               0
     124,060        TAIYO YUDEN CO LTD .........................           3,302
     171,565      * TAKE-TWO INTERACTIVE SOFTWARE, INC .........           3,183
      43,314      * TANDBERG TELEVISION ASA ....................             373
      67,750      * TANNING TECHNOLOGY CORP ....................             329
     106,000        TDK CORP ...................................           4,938
     317,825      * TECH DATA CORP .............................          10,603
     135,164        TECHNITROL, INC ............................           3,514
     239,985      * TECHNOLOGY SOLUTIONS CO ....................             427
     264,601      * TEKELEC ....................................           7,171
     467,877      * TEKTRONIX, INC .............................          12,703
      13,392     e* TELAXIS COMMUNICATIONS CORP ................               8
   3,367,348      * TELLABS, INC ...............................          65,259
      22,822      * TELLIUM INC ................................             415
      60,334      * TENFOLD CORP ...............................              26
   1,037,781      * TERADYNE, INC ..............................          34,351
     280,408      * TERAYON COMMUNICATION SYSTEMS, INC .........           1,716
         115        TERRA NETWORK S.A. (SPON ADR) ..............               1
  11,219,910        TEXAS INSTRUMENTS, INC .....................         353,427
     414,450      * THE DESCARTES SYSTMES GROUP, INC ...........           7,567
          28      * THEGLOBE.COM, INC ..........................               0
      84,527      * THERMA-WAVE, INC ...........................           1,612
     198,729     e* THOMSON MULTIMEDIA .........................           6,393
     107,200      * THREE-FIVE SYSTEMS, INC ....................           1,927
     322,787      * TIBCO SOFTWARE, INC ........................           4,122
     115,666        TIETOENATOR CORP ...........................           2,575
     284,107      * TITAN CORP .................................           6,506
      81,607     e* TIVO, INC ..................................             449
      73,625      * TOLLGRADE COMMUNICATIONS, INC ..............           2,098
     919,000        TOPPAN PRINTING CO LTD .....................           9,454
     186,470        TOTAL SYSTEM SERVICES, INC .................           5,296
     196,486      * TRANSACTION SYSTEMS ARCHITECTS, INC ........           3,046
      23,500     e* TRANSCRYPT INTERNATIONAL, INC ..............               5
     452,114      * TRANSMETA CORP .............................           2,523
     464,457      * TRANSWITCH CORP ............................           5,109
     779,000      * TREND MICRO, INC ...........................          29,231
      97,300     e* TRICORD SYSTEMS, INC .......................             264
     129,849      * TRIMBLE NAVIGATION LTD .....................           2,531
      87,919      * TRIPATH TECHNOLOGY, INC ....................             777
     416,688      * TRIQUINT SEMICONDUCTOR, INC ................           9,375
      92,164      * TRIZETTO GROUP, INC ........................             853
      61,854      * TTM TECHNOLOGIES, INC ......................             544
      47,477      * TUMBLEWEED COMMUNICATIONS CORP .............             180
      41,526      * TURNSTONE SYSTEMS, INC .....................             291
      68,356      * TUT SYSTEMS, INC ...........................             113
     128,689   b,e* U.S. OFFICE PRODUCTS CO ....................               1
     250,500      * UCAR INTERNATIONAL, INC ....................           2,993
      50,202      * ULTICOM, INC ...............................           1,697
      42,000      * ULTIMATE ELECTRONICS, INC ..................           1,362
     115,454      * ULTRATECH STEPPER, INC .....................           2,961
       4,886        UNAXIS HOLDING AG ..........................             688
      27,300      * UNIFY CORP .................................               8
      26,507      * UNIGRAPHICS SOLUTIONS, INC .................             842
   1,875,501      * UNISYS CORP ................................          27,589
     282,675        UNITED INDUSTRIAL CORP .....................             550
     158,229      * UNIVERSAL ACCESS, INC ......................             981
      76,200      * UNIVERSAL DISPLAY CORP .....................           1,494
      80,445     b* US INTERACTIVE, INC ........................               1
      68,900     e* U.S. WIRELESS CORP .........................             200

     129,600     e* USINTERNETWORKING, INC .....................             156
     153,042      * UTSTARCOM, INC .............................           3,566
      50,501     e* VA LINUX SYSTEMS, INC ......................             177
       4,669      * VALUECLICK, INC ............................              15
     195,638      * VARIAN SEMICONDUCTOR EQUIPMENT
                    ASSOCIATES, INC ............................           8,217
      40,336      * VASCO DATA SECURITY INTERNATIONAL, INC .....             131
     148,733      * VEECO INSTRUMENTS, INC .....................           5,912
   2,303,200        VENTURE MANUFACTURING LTD (SINGAPORE) ......          15,296
      84,518      * VERADO HOLDINGS, INC .......................              19
   1,202,544      * VERISIGN, INC ..............................          72,165
   2,878,325      * VERITAS SOFTWARE CORP ......................         191,495
     159,246      * VERITY, INC ................................           3,177
         226      * VERSATA, INC ...............................               0
     151,774      * VERTEL CORP ................................               8
      10,894     e* VERTEX INTERACTIVE, INC ....................              22
     498,705      * VERTICALNET, INC ...........................           1,242
      82,900      * VIA NET.WORKS, INC .........................             128
      39,145      * VIADOR, INC ................................              15
      93,030     e* VIALINK CO .................................             149
     192,494      * VIANT CORP .................................             360
     247,700      * VIASYSTEMS GROUP, INC ......................             746
      13,723      * VICINITY CORP ..............................              24
     112,800      * VICOR CORP .................................           1,839
     177,934      * VIEWPOINT CORP .............................           1,512
   1,285,185      * VIGNETTE CORP ..............................          11,400
      51,931      * VIRAGE LOGIC CORP ..........................             804
     228,588      * VIRATA CORP ................................           2,709
     673,812      * VISHAY INTERTECHNOLOGY, INC ................          15,498
     171,983      * VISUAL NETWORKS, INC .......................           1,505
   1,099,811      * VITESSE SEMICONDUCTOR CORP .................          23,140
     339,146      * VITRIA TECHNOLOGY, INC .....................           1,167
      19,414      * VOLT INFORMATION SCIENCES, INC .............             340
          56      * VTEL CORP ..................................               0
         198      * VYYO, INC ..................................               0
     201,656        WALLACE COMPUTER SERVICES, INC .............           3,335
      89,644      * WATCHGUARD TECHNOLOGIES, INC ...............             919
     256,900      * WAVE SYSTEMS CORP (CLASS A) ................           1,380
     143,142      * WAVECOM S.A ................................           3,969

                       SEE NOTES TO FINANCIAL STATEMENTS

44  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
      85,610      * WEBEX COMMUNICATIONS, INC ..................    $      2,282
      84,480     e* WEBMETHODS, INC ............................           1,789
      74,149      * WEBSENSE, INC ..............................           1,483
     750,208      * WEBVAN GROUP, INC ..........................              60
     163,734      * WESCO INTERNATIONAL, INC ...................           1,490
     208,274      * WESTELL TECHNOLOGIES, INC (CLASS A) ........             312
     982,159      * WESTERN DIGITAL CORP .......................           3,929
     196,261      * WESTERN MULTIPLEX CORP (CLASS A) ...........           1,348
      82,300      * WHITE ELECTRONIC DESIGNS CORP ..............             356
      37,100      * WILSON GREATBATCH TECHNOLOGIES, INC ........           1,076
     343,845      * WIND RIVER SYSTEMS, INC ....................           6,004
      63,994      * WIRELESS FACILITIES, INC ...................             416
      69,813      * WITINESS SYSTEMS, INC ......................             767
      40,012      * WJ COMMUNICATIONS, INC .....................             186
     414,922        WM-DATA AB SERIES B ........................           1,231
     108,300        WOODHEAD INDUSTRIES, INC ...................           1,841
   3,588,283      * XILINX, INC ................................         147,981
      23,107     b* XPEDIOR, INC ...............................               0
     177,483     e* XYBERNAUT CORP .............................             852
   1,836,718     e* YAHOO!, INC ................................          36,716
     256,984        YAMAHA CORP ................................           2,590
          14      * ZAP.COM CORP ...............................               0
     149,195      * ZEBRA TECHNOLOGIES CORP (CLASS A) ..........           7,328
       1,440     f* ZEBRA TECHNOLOGY CORP (CLASS B) ............              71
          99      * ZENGINE, INC ...............................               0
      89,555     e* ZIXIT CORP .................................             819
      97,014      * ZORAN CORP .................................           2,883
     102,463      * ZYGO CORP ..................................           2,280
                                                                    ------------
                    TOTAL TECHNOLOGY ...........................      18,318,027
                                                                    ------------
  TRANSPORTATION--0.97%
      54,030      * AIR CANADA, INC ............................             311
     272,400        AIRBORNE, INC ..............................           3,157
     339,863      * AIRTRAN HOLDINGS, INC ......................           3,569
     135,955      * ALASKA AIR GROUP, INC ......................           3,929
   1,717,474     e* ALITALIA S.P.A .............................           2,094
     466,000      * ALL NIPPON AIRWAYS CO LTD ..................           1,502
     191,880      * AMERICA WEST HOLDINGS CORP (CLASS B) .......           1,913
     894,857      * AMR CORP ...................................          32,331
      95,525      * ARKANSAS BEST CORP .........................           2,202
     110,368        ARNOLD INDUSTRIES, INC .....................           2,137
     303,343        ASSOCIATED BRITISH PORTS HOLDINGS PLC ......           1,858
     188,137      * ATLANTIC COAST AIRLINES HOLDINGS, INC ......           5,642
     122,863      * ATLAS AIR WORLDWIDE HOLDINGS, INC ..........           1,740
      46,720        ATTICA ENTERPRISE HOLDING S.A ..............             316
      22,467        AUSTRIAN AIRLINES/OEST LUFTV AG ............             217
     172,211      * BALLARD POWER SYSTEMS, INC .................           8,166
      90,803      * BE AEROSPACE, INC ..........................           1,730
      39,198      e BERGESEN AS SERIES A .......................             714
      68,363        BERGESEN D.Y. AS (CLASS B) .................           1,179
     428,537        BRAMBLES INDUSTRIES LTD ....................          10,452
   1,167,129        BRITISH AIRWAYS PLC ........................           5,647
   2,312,326        BURLINGTON NORTHERN SANTA FE CORP ..........          69,763
     504,546        C.H. ROBINSON WORLDWIDE, INC ...............          14,072
      86,584        CANADIAN NATIONAL RAILWAY CO ...............           3,507
     595,600        CANADIAN NATIONAL RAILWAY CO (CANADA) ......          24,105
     719,355        CANADIAN PACIFIC LTD .......................          27,796
   2,191,800        CATHAY PACIFIC AIRWAYS LTD .................           2,965
       1,269        CENTRAL JAPAN RAILWAY CO ...................           7,886
       4,324        CMB CIE MARITIME BELGE S.A .................             267
     261,967        CNF, INC ...................................           7,401
      63,495      * CONSOLIDATED FREIGHTWAYS CORP ..............             569
     234,256      * CONTINENTAL AIRLINES, INC (CLASS B) ........          11,537
   1,231,991        CSX CORP ...................................          44,647
         342        DAMPSKIBSSELSKABET AF 1912 (CLASS B) .......           2,372
         536        DAMPSKIBSSELSKABET SVENDBORG (CLASS B) .....           4,815
     715,419        DELTA AIR LINES, INC .......................          31,536
   1,013,013      e DEUTSCHE LUFTHANSA AG. (REGD) ..............          16,123
      15,328        DSV, DE SAMMENSLUTTEDE VOGNMAEND SERIES B ..             352
       4,594        EAST JAPAN RAILWAY CO ......................          26,521
     166,012      * EGL, INC ...................................           2,899
     347,670        EXEL PLC ...................................           3,714
     283,850        EXPEDITORS INTERNATIONAL OF WASHINGTON .....          17,031
   1,771,800      * FEDEX CORP .................................          71,226
       1,518        FINNLINES OYJ ..............................              27
     373,907        FIRSTGROUP PLC .............................           1,909
     149,916        FLORIDA EAST COAST INDUSTRIES, INC (CLASSA) ..         5,307
      78,000      * FORWARD AIR CORP ...........................           2,336
     190,208      * FRONTIER AIRLINES, INC .....................           2,330
      41,976        FRONTLINE LTD ..............................             719
     702,725        GROUPE AIR FRANCE ..........................          11,304
      99,191      * HEARTLAND EXPRESS, INC .....................           2,262
     115,856      * HUNT (J.B.) TRANSPORT SERVICES, INC ........           2,116
   1,212,400      e JAPAN AIRLINES CO LTD ......................           3,898
     327,000        KAMIGUMI CO LTD ............................           1,599
     437,575      * KANSAS CITY SOUTHERN INDUSTRIES, INC .......           6,914
     701,025        KAWASAKI KISEN KAISHA LTD ..................           1,332
     438,000      e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD .....           1,900
     513,000        KEIO ELECTRIC RAILWAY CO LTD ...............           2,665
   1,431,649      * KINKI NIPPON RAILWAY CO LTD ................           5,739
      52,176        KLM (ROYAL DUTCH AIRLINES) NV ..............             919
      51,072      * KNIGHT TRANSPORTATION, INC .................           1,050
      47,967      * LANDSTAR SYSTEM, INC .......................           3,263
      55,979      * M.S. CARRIERS, INC .........................           1,719
     967,682      e MAYNE NICKLESS LTD .........................           3,171
     187,447      * MESA AIR GROUP, INC ........................           2,315

     112,523      * MESABA HOLDINGS, INC .......................           1,037
      76,459      * MIDWEST EXPRESS HOLDINGS, INC ..............           1,327
     179,000      e MITSUBISHI LOGISTICS CORP ..................           1,630
     622,526        MITSUI O.S.K. LINES LTD ....................           1,827
   1,236,000        MTR CORP ...................................           2,115
         875        NAGOYA RAILROAD CO LTD .....................               2
   1,099,237      * NEPTUNE ORIENT LINES LTD ...................             845
   1,137,000        NIPPON EXPRESS CO LTD ......................           5,133
   1,492,800        NIPPON YUSEN KABUSHIKI KAISHA ..............           5,913
   2,262,597        NORFOLK SOUTHERN CORP ......................          46,836
     198,076      * NORTHWEST AIRLINES CORP (CLASS A) ..........           5,001
      37,800      * OMI CORP (NEW) .............................             212
     150,529        OVERSEAS SHIPHOLDING GROUP, INC ............           4,597
     984,738        PENINSULAR & ORIENTAL STEAM NAV (DEF) ......           3,684
      35,282      * RAILAMERICA, INC ...........................             403
     724,097        RAILTRACK GROUP PLC ........................           3,401
      84,357        ROADWAY CORP ...............................           2,005
     232,514      * RYANAIR HOLDINGS PLC .......................           2,411
     145,881     e* RYNANAIR HOLDINGS PLC (SPON ADR) ...........           7,579
     353,926        RYDER SYSTEM, INC ..........................           6,937
     807,720      * SABRE HOLDINGS CORP ........................          40,386
          96      * SAIRGROUP ..................................               6
      69,120     e* SAS DANMARK A/S ACCEPTANCE .................             629
      67,678        SAS NORGE ASA SERIES B .....................             620
     176,000      e SEINO TRANSPORTATION CO LTD ................           1,144
     250,000        SEMBCORP LOGISTICS LTD .....................             320
     152,045        SHURGARD STORAGE CENTERS, INC (CLASS A) ....           4,751
   3,610,200        SINGAPORE AIRLINES LTD (LR) ................          24,966
     307,014        SKYWEST, INC ...............................           8,596
     593,000        SMRT CORP ..................................             273
   4,533,304        SOUTHWEST AIRLINES CO ......................          83,821
   1,866,013        STAGECOACH HOLDINGS PLC ....................           2,067
     243,508      * SWIFT TRANSPORTATION CO, INC ...............           4,690
     685,000        TOBU RAILWAY CO LTD ........................           2,191
     828,000        TOKYU CORP .................................           4,514
     363,057      * U.S. AIRWAYS GROUP, INC ....................           8,822
     301,495        UAL CORP ...................................          10,598
   1,454,344        UNION PACIFIC CORP .........................          79,858
   1,309,799        UNITED PARCEL SERVICE, INC (CLASS B) .......          75,706
     160,980        USFREIGHTWAYS CORP .........................           4,749

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  45

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TRANSPORTATION--(CONTINUED)
     167,989      WERNER ENTERPRISES, INC ......................    $      4,074
       1,804      WEST JAPAN RAILWAY CO ........................           9,778
     254,900      * WISCONSIN CENTRAL TRANSPORTATION CORP ......           4,264
      60,498      * XTRA CORP ..................................           3,001
     955,878      e YAMATO TRANSPORT CO LTD ....................          20,042
     156,272      * YELLOW CORP ................................           2,966
                                                                    ------------
                  TOTAL TRANSPORTATION .........................       1,052,431
                                                                    ------------
  UTILITIES--9.52%
      98,463        ACEA S.P.A .................................             738
     167,065      * ADELPHIA BUSINESS SOLUTIONS, INC ...........             685
     162,600     b* ADVANCED RADIO TELECOM CORP ................               1
   2,466,754      * AES CORP ...................................         106,194
     307,030        AGL RESOURCES, INC .........................           7,292
      64,201      e AGUAS DE BARCELONA S.A .....................             884
      60,811      * AIRGATE PCS, INC ...........................           3,162
     326,604      * ALAMOSA HOLDINGS, INC ......................           5,324
      57,000      * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC ...             522
     690,459        ALLEGHENY ENERGY, INC ......................          33,315
     567,761      * ALLEGIANCE TELECOM, INC ....................           8,511
     151,449      * ALLEN TELECOM, INC .........................           2,272
     408,151        ALLETE, INC ................................           9,183
   1,771,979        ALLIANT ENERGY CORP ........................          51,653
     298,045      * ALLIED RISER COMMUNICATION CORP ............             158
   1,817,218        ALLTEL CORP ................................         111,323
     770,741        AMEREN CORP ................................          32,911
   4,567,498        AMERICAN ELECTRIC POWER CO, INC ............         210,881
     922,311      * AMERICAN TOWER CORP (CLASS A) ..............          19,064
       2,679        AGUAS DE BARCELONA S.A. (NEW) ..............              38
      34,263      * AQUILA, INC ................................             845
     425,178      * ARCH WIRELESS, INC .........................              70
     104,744      * ARCH WIRELESS, INC WTS 09/01/01 ............               1
  26,068,959        A T & T CORP ...............................         573,517
     263,837      * A T & T LATIN AMERICA CORP (CLASS A) .......           1,314
   6,093,440      * A T & T WIRELESS GROUP .....................          99,628
      26,213        ATHENS WATER SUPPLY & SEWAGE ...............             165
     203,306        ATMOS ENERGY CORP ..........................           4,973
     316,693     e* ATSI COMMUNICATIONS, INC ...................             111
     937,280        AUSTRALIA GAS LIGHT CO .....................           4,038
     100,643        AUTOPISTAS CONCESIONARIA ESPANOLA S.A ......             915
   3,839,651        AUTROSTRADE S.P.A ..........................          24,932
     266,507        AVISTA CORP ................................           5,325
     229,380        AWG PLC ....................................           1,936
 134,805,200      * AWG PLC (REDMBLE SHS) ......................             169
       2,992        BANGOR HYDRO-ELECTRIC CO ...................              80
   1,337,850        BCE, INC ...................................          35,879
  10,962,738        BELLSOUTH CORP .............................         441,469
     145,546        BLACK HILLS CORP ...........................           5,855
     585,068      e BOUYGUES S.A ...............................          19,773
     724,703        BRISA AUTO-ESTRADAS DE PORTUGAL S.A ........           6,135
  15,317,069        BRITISH ENERGY PLC .........................          59,456
  23,540,844      * BRITISH TELECOMMUNICATIONS PLC .............         147,992
   5,467,306      * BRITISH TELECOMMUNICATIONS PLC FP ..........          32,295
   1,466,500      * BROADWING, INC .............................          35,856
   3,196,867        CABLE & WIRELESS PLC .......................          18,805
   1,713,645      * CALPINE CORP ...............................          64,776
      60,672        CASCADE NATURAL GAS CORP ...................           1,292
       8,000      * CENTENNIAL COMMUNICATIONS CORP .............             106
       4,560        CENTRAL VERMONT PUBLIC SERVICE CORP ........              86
     817,578        CENTURYTEL, INC ............................          24,773
      93,400        CH ENERGY GROUP, INC .......................           4,105
      33,800      * CHILES OFFSHORE, INC .......................             600
      42,000     e* CHOICE ONE COMMUNICATIONS, INC .............             283
     553,000        CHUBU ELECTRIC POWER CO, INC ...............          11,750
     852,518        CINERGY CORP ...............................          29,796
   1,401,237      * CITIZENS COMMUNICATIONS CO .................          16,857
     247,128        CLECO CORP .................................           5,622
   2,832,685        CLP HOLDINGS LTD ...........................          11,876
     762,066        CMS ENERGY CORP ............................          21,224
      52,235      * COLT TELECOM GROUP PLC .....................             361
      70,321      * COMMONWEALTH TELEPHONE ENTERPRISES, INC ....           2,971
     458,877        CONECTIV, INC ..............................           9,912
       2,595        CONNECTICUT WATER SERVICE, INC .............              90
   1,253,814        CONSOLIDATED EDISON, INC ...................          49,902
     916,069        CONSTELLATION ENERGY GROUP, INC ............          39,025
     561,525        CONTACT ENERGY LTD .........................             677
   1,051,602      * CROWN CASTLE INTERNATIONAL CORP ............          17,246
      51,865        CT COMMUNICATIONS, INC .....................             963
      86,950      * CTC COMMUNICATIONS GROUP, INC ..............             266
      26,300      * CYPRESS COMMUNICATIONS, INC ................               8
     225,790        DEUTSCHE TELEKOM AG. (SPON ADR) ............           5,069
   5,726,006      e DEUTSCHE TELEKOM AG. (REGD) ................         129,238
     171,385      * DOBSON COMMUNICATIONS CORP (CLASS A) .......           2,922
   1,891,453        DOMINION RESOURCES, INC ....................         113,733
     731,519        DPL, INC ...................................          21,185
     414,300        DQE, INC ...................................           9,322
     154,200      * DSL.NET, INC ...............................             126
   2,913,672        DTE ENERGY CO ..............................         135,311
   5,271,727        DUKE ENERGY CORP ...........................         205,650
   1,334,934        DYNEGY, INC (CLASS A) ......................          62,074
      11,198      * E.BISCOM S.P.A .............................             645
   1,786,176        E.ON AG ....................................          92,848
     394,200   b,e* E.SPIRE COMMUNICATIONS, INC ................              39
   1,823,662      * EDISON INTERNATIONAL .......................          20,334
     734,525        EDISON S.P.A ...............................           6,735

   2,101,413        EIRCOM PLC .................................           2,304
   3,545,404        EL PASO CORP ...............................         186,276
     274,331      * EL PASO ELECTRIC CO ........................           4,387
      41,398        ELECTRABEL S.A .............................           8,173
       2,000      * ELECTRABEL S.A. (STRIP VVPR) ...............               1
       2,277      * ELECTRIC LIGHTWAVE (CLASS A) ...............               3
   2,937,842        ELECTRICIDADE DE PORTUGAL S.A ..............           7,014
      78,857        EMPIRE DISTRICT ELECTRIC CO ................           1,632
   3,308,715      e ENDESA S.A .................................          52,774
   7,808,223      e ENEL S.P.A .................................          23,864
     162,061        ENERGEN CORP ...............................           4,473
   9,694,958      * ENERGIS PLC ................................          25,736
     662,911        ENERGY EAST CORP ...........................          13,861
   4,386,638        ENRON CORP .................................         214,945
   1,253,844        ENTERGY CORP ...............................          48,135
     408,406        EQUITABLE RESOURCES, INC ...................          13,604
   2,196,590        EXELON CORP ................................         140,845
       1,835     e* FIBERNET TELECOM GROUP, INC ................               2
   2,399,759        FIRSTENERGY CORP ...........................          77,176
      82,707     e* FOCAL COMMUNICATIONS CORP ..................             195
   1,091,302        FPL GROUP, INC .............................          65,707
     817,665      e FRANCE TELECOM S.A .........................          38,973
     230,120      * GENERAL COMMUNICATION, INC (CLASS A) .......           2,784
     883,000     b* GEOTEK COMMUNICATIONS, INC .................               1
   1,257,600     e* GLOBAL TELESYSTEMS, INC ....................             226
     182,601        GN STORE NORD A/S - GN GREAT NORDIC ........           1,640
      59,002     e* GOAMERICA, INC .............................             125
      27,291      * GOLDEN TELECOM, INC ........................             382
     643,949        GPU, INC ...................................          22,635
     175,844        HAWAIIAN ELECTRIC INDUSTRIES, INC ..........           6,717
     349,346        HELLENIC TELECOMMUNICATIONS
                    ORGANIZATION S.A ...........................           4,566
      61,878        HICKORY TECH CORP ..........................             990
   1,372,025        HONGKONG ELECTRIC HOLDINGS LTD .............           5,277
   1,587,936      e IBERDROLA S.A ..............................          20,367
     394,825     b* ICG COMMUNICATIONS, INC ....................              36
     209,385        IDACORP, INC ...............................           7,303
     117,100      * IDT CORP ...................................           1,581
     119,200      * IDT CORP (CLASS B) .........................           1,311
     119,866      * ILLUMINET HOLDINGS, INC ....................           3,770
      85,203      * IMPSAT FIBER NETWORKS, INC .................             170

                       SEE NOTES TO FINANCIAL STATEMENTS

46  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  UTILITIES--(CONTINUED)
     312,809      e* INTERMEDIA COMMUNICATIONS, INC ............    $      4,661
   1,541,668      * INTERNATIONAL POWER PLC ....................           6,499
     318,436      * ITC DELTACOM, INC ..........................           1,274
       1,883     e* JAPAN TELECOM CO LTD .......................          39,104
   1,090,210        KANSAI ELECTRIC POWER CO, INC ..............          18,488
     331,785      e KANSAS CITY POWER & LIGHT CO ...............           8,145
     348,271        KELDA GROUP PLC ............................           1,910
     799,888        KEYSPAN CORP ...............................          29,180
     522,006        KINDER MORGAN, INC .........................          26,231
   1,670,578     e* KPN NV .....................................           9,476
     356,000        KYUSHU ELECTRIC POWER CO, INC ..............           5,980
     112,967      * L-3 COMMUNICATIONS HOLDINGS, INC ...........           8,619
     100,346        LACLEDE GAS CO .............................           2,549
      69,600      * LATITUDE COMMUNICATIONS, INC ...............             139
     183,971      * LEAP WIRELESS INTERNATIONAL, INC ...........           5,574
   4,284,938     e* LEVEL 3 COMMUNICATIONS, INC ................          23,524
      93,509        MADISON GAS & ELECTRIC CO ..................           2,600
   2,789,300     e* MCLEODUSA, INC (CLASS A) ...................          12,803
     368,363        MDU RESOURCES GROUP, INC ...................          11,655
      91,514     e* METRICOM, INC ..............................             158
     442,181      * METROCALL, INC .............................              22
   2,266,316      * METROMEDIA FIBER NETWORK, INC (CLASS A) ....           4,623
       1,914        MIDDLESEX WATER CO .........................              65
   2,273,902      * MIRANT CORP ................................          78,222
     687,187      * MONTANA POWER CO ...........................           7,971
     186,350      * MOTIENT CORP ...............................             199
     251,009     e* MPOWER HOLDING CORP ........................             238
         600      * NATCO GROUP, INC (CLASSA) ..................               5
     698,031        NATIONAL FUEL GAS CO .......................          36,291
   3,853,741        NATIONAL GRID GROUP PLC ....................          28,400
      49,800     e* NEON COMMUNICATIONS, INC ...................             348
      24,900      * NET2000 COMMUNICATIONS, INC ................              27
     498,667     e* NETWORK PLUS CORP ..........................           1,351
      94,133        NEW JERSEY RESOURCES CORP ..................           4,255
     130,041      * NEWPOWER HOLDINGS, INC .....................           1,170
   2,918,375      * NEXTEL COMMUNICATIONS, INC (CLASS A) .......          51,072
     232,166      * NEXTEL PARTNERS, INC (CLASS A) .............           3,603
     894,113      * NIAGARA MOHAWK HOLDINGS, INC ...............          15,817
     270,753        NICOR, INC .................................          10,554
      25,426        NIPPON TELEGRAPH & TELEPHONE CORP ..........         132,513
   1,161,157        NISOURCE, INC ..............................          31,734
     314,962      * NISOURCE, INC (SAILS) ......................             746
      27,069        NORTH PITTSBURGH SYSTEMS, INC ..............             433
     762,612        NORTHEAST UTILITIES ........................          15,824
     520,800     b* NORTHPOINT COMMUNICATIONS GROUP, INC .......              23
     140,031        NORTHWEST NATURAL GAS CO ...................           3,487
     124,691        NORTHWESTERN CORP ..........................           2,793
     174,000      * NRG ENERGY, INC ............................           3,842
     346,075        NSTAR ......................................          14,729
      77,609      * NTELOS, INC ................................           2,333
   1,016,317      * NTL, INC ...................................          12,247
       3,625        NTT DOCOMO, INC ............................          63,072
      71,908        NUI CORP ...................................           1,660
     448,144        OGE ENERGY CORP ............................          10,133
       2,000      * OIL STATES INTERNATIONAL, INC ..............              18
     132,851      * OMNISKY CORP ...............................             266
     339,699        ONEOK, INC .................................           6,692
     161,200      * ORION POWER HOLDINGS .......................           3,838
       9,773      e OSTERR ELEKTRIZITAETSWERK WIRTSCHAFT .......             811
     103,792        OTTER TAIL CORP ............................           2,880
      93,340      * PAC-WEST TELECOMM, INC .....................             181
  20,745,729      * PACIFIC CENTURY CYBERWORKS LTD .............           5,918
     184,962        PANAFON HELLENIC TELECOM S.A ...............             999
     253,715        PEOPLES ENERGY CORP ........................          10,199
     140,229      * PETROQUEST ENERGY, INC .....................             982
   2,161,636      * P G & E CORP ...............................          24,210
     170,842        PIEDMONT NATURAL GAS CO, INC ...............           6,068
     238,400      * PINNACLE HOLDINGS, INC .....................           1,433
     488,062        PINNACLE WEST CAPITAL CORP .................          23,134
   1,280,735      * PORTUGAL TELECOM S.A .......................           8,934
      24,773      * PORTUGAL TELECOM S.A (BABY SHS) ............             173
     718,021        POTOMAC ELECTRIC POWER CO ..................          15,021
     825,820        PPL CORP ...................................          45,420
   1,279,224      * PRICE COMMUNICATIONS CORP ..................          25,828
     173,900      e* PRIMUS TELECOMMUNICATIONS GROUP, INC ......             143
   1,147,129        PROGRESS ENERGY, INC .......................          51,529
     496,039      * PROGRESS ENERGY, INC .......................             223
   1,021,423   b,e* PSINET, INC ................................              51
     194,122        PUBLIC SERVICE CO OF NEW MEXICO ............           6,231
   1,173,389        PUBLIC SERVICE ENTERPRISE GROUP, INC .......          57,379
     570,648        PUGENT ENERGY, INC .........................          14,951
     476,808        QUESTAR CORP ...............................          11,806
      43,090      * QUICKSILVER RESOURCES, INC .................             776
   7,777,793        QWEST COMMUNICATIONS INTERNATIONAL, INC ....         247,878
   1,818,800     e* RCN CORP ...................................           9,985
   1,507,952        RELIANT ENERGY, INC ........................          48,571
     279,457      * RELIANT RESOURCES, INC .....................           6,903
     199,017        RGS ENERGY GROUP, INC ......................           7,463
     814,417        RHEIN-WESTFALEN ELECTRIC AG ................          32,268
     368,001      * RHYTHMS NETCONNECTIONS, INC ................              39
      53,164      * RURAL CELLULAR CORP (CLASS A) ..............           2,408
     212,771      * SBA COMMUNICATIONS CORP ....................           5,266
  29,506,890        SBC COMMUNICATIONS, INC ....................       1,182,046
     534,671        SCANA CORP .................................          15,185
     780,565        SCOTTISH & SOUTHERN ENERGY PLC .............           7,355
   2,273,827        SCOTTISH POWER PLC .........................          16,725

      51,034      e SEMCO ENERGY, INC ..........................             766
   1,361,201        SEMPRA ENERGY ..............................          37,215
     312,067        SEVERN TRENT PLC ...........................           3,270
         146        SHUN TAK HOLDINGS LTD ......................               0
     553,366      * SIERRA PACIFIC RESOURCES (NEW) .............           8,848
   5,066,513        SINGAPORE TELECOMMUNICATIONS LTD ...........           5,283
      93,200     e* SMARTALK TELESERVICES, INC .................               0
     638,108        SONERA OYJ .................................           4,975
     117,592      * SONG NETWORKS HOLDING AB ...................             244
      47,742        SOUTH JERSEY INDUSTRIES, INC ...............           1,487
   4,811,189        SOUTHERN CO ................................         111,860
     178,766      * SOUTHERN UNION CO ..........................           3,647
     142,726        SOUTHWEST GAS CORP .........................           3,380
     175,371      * SOUTHWESTERN ENERGY CO .....................           2,148
     486,794      * SPECTRASITE HOLDINGS, INC ..................           3,524
   4,545,982        SPRINT CORP (FON GROUP) ....................          97,102
   3,238,314     e* SPRINT CORP (PCS GROUP) ....................          78,205
          15     b* STAR TELECOMMUNICATIONS, INC ...............               0
   3,087,485        SUEZ (STRIP VVPR) ..........................          99,327
     621,285      * SUEZ LYONNAISE DES EAUX S.A ................               5
     618,070        SUEZ LYONNAISE DES EAUX S.A ................          19,831
     114,845      * SUPERIOR TELECOM, INC ......................             324
     213,530        SWISSCOM AG. (REGD) ........................          50,843
     391,300      * TALK AMERICA HOLDINGS, INC .................             368
     745,225        TECO ENERGY, INC ...........................          22,729
     404,028        TDC A/S ....................................          14,564
  13,133,372        TELECOM CORP OF NEW ZEALAND LTD ............          29,717
   9,594,565      e TELCOM ITALIA MOBILE S.P.A .................          48,899
     731,396      e TELECOM ITALIA RISP ........................           3,492
   6,898,182      e TELECOM ITALIA S.P.A .......................          61,904
     204,265      * TELECORP PCS, INC (CLASS A) ................           3,957
   9,953,048      * TELEFONICA DE ESPANA S.A ...................         122,686
       6,846      * TELEFONICA S.A. (SPON ADR) .................             255
     108,700     b* TELEGROUP, INC .............................               0
     270,634      * TELEKOM AUSTRIA AG .........................           1,661
     612,277        TELENOR AS .................................           2,525
     294,505        TELEPHONE & DATA SYSTEMS, INC ..............          32,027
     138,896      * TELE2 AB SERIES B ..........................           4,511
   1,408,693      * TELEWEST COMMUNICATIONS PLC ................           1,763

                       SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  47

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  UTILITIES--(CONTINUED)
   1,526,776      e TELIA AB ...................................    $      7,714
     117,900   b,e* TELIGENT, INC (CLASS A) ....................              26
   6,810,312        TELSTRA CORP LTD ...........................          18,617
      95,500        TELUS CORP .................................           2,152
     334,396      * TERRA LYCOS S.A ............................           2,449
     354,729      * TIME WARNER TELECOM, INC (CLASS A) .........          11,891
     127,195     e* TISCALI S.P.A ..............................           1,076
   1,022,900        TOHOKU ELECTRIC POWER CO, INC ..............          16,690
   3,302,658        TOKYO ELECTRIC POWER CO, INC ...............          85,533
     391,227        TRANSALTA CORP .............................           6,875
     215,314      * TRITON PCS HOLDINGS, INC (CLASS A) .........           8,828
   3,277,042        TXU CORP ...................................         157,921
      84,936      * U.S. CELLULAR CORP .........................           4,897
      58,816     e* U.S. LEC CORP (CLASS A) ....................             159
     220,712      * UBIQUITEL, INC .............................           1,677
     145,404        UGI CORP ...................................           3,926
      78,500        UIL HOLDINGS CORP ..........................           3,814
     443,419        UNION ELECTRICA FENOSA S.A .................           8,278
     186,288        UNISOURCE ENERGY CORP HOLDING CO ...........           4,279
     147,923      * UNITED PAN-EUROPE COMMUNICATIONS NV ........             376
     708,707        UNITED UTILITIES PLC .......................           6,713
     179,225      * U.S. UNWIRED, INC (CLASS A) ................           1,902
      64,500     b* USN COMMUNICATIONS, INC ....................               0
     638,113        UTILICORP UNITED, INC ......................          19,494
      17,070      * VAST SOLUTIONS, INC (CLASS B1) .............               0
      17,070      * VAST SOLUTIONS, INC (CLASS B2) .............               0
      17,070      * VAST SOLUTIONS, INC (CLASS B3) .............               0
     390,754        VECTREN CORP ...............................           8,089
  19,125,217        VERIZON COMMUNICATIONS, INC ................       1,022,816
   1,926,745   b,e* VIATEL, INC ................................             116
   1,175,000        VIDESH SANCHAR NIGAM LTD ...................          15,745
      57,322      e VIVENDI ENVIRONNEMENT ......................           2,412
 174,518,320        VODAFONE GROUP PLC .........................         386,572
   1,612,444        VODAFONE GROUP PLC (SPON ADR) ..............          36,038
     265,200     b* WEBLINK WIRELESS, INC (CLASS A) ............               8
      59,947      * WEST CORP ..................................           1,319
     109,968        WESTERN GAS RESOURCES, INC .................           3,585
     453,266        WESTERN RESOURCES, INC .....................           9,745
     354,293      * WESTERN WIRELESS CORP (CLASS A) ............          15,235
     261,484        WGL HOLDINGS, INC ..........................           7,089
   2,603,013      * WILLIAMS COMMUNICATIONS GROUP, INC .........           7,679
   2,651,430        WILLIAMS COS, INC ..........................          87,365
     863,310   b,e* WINSTAR COMMUNICATIONS, INC ................              40
     712,352        WISCONSIN ENERGY CORP ......................          16,933
     366,851   b,e* WORLD ACCESS, INC ..........................              19
     768,406        WORLDCOM, INC (MCI GROUP) ..................          12,371
  19,089,542      * WORLDCOM, INC (WORLDCOM GROUP) .............         271,071
     146,272        WPS RESOURCES CORP .........................           5,156
   5,731,779        XCEL ENERGY, INC ...........................         163,069
   3,125,982     e* XO COMMUNICATIONS, INC (CLASS A) ...........           6,002
      11,135      * YORK RESEARCH CORP .........................              35
         201     e* Z-TEL TECHNOLOGIES, INC ....................               0
                                                                    ------------
                    TOTAL UTILITIES                                   10,259,099
                                                                    ------------
                    TOTAL COMMON STOCK

                      (COST $79,547,022)                             106,780,010
                                                                    ------------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--1.72%
  BANK NOTES--0.02%
                     BANK OF AMERICA CORP
$25,000,000           4.000%, 07/13/01 ......................             25,002
                                                                        --------
                     TOTAL BANK NOTES                                     25,002
                                                                        --------
BANKERS ACCEPTANCES--0.04%
                     CC (USA), INC
    400,000           c 4.650%, 04/22/02 ....................                400
 25,000,000           d 4.250%, 05/20/02 ....................             25,000
                     FORD MOTOR CREDIT CORP
$15,790,000           6.500%, 02/28/02 ......................           $ 16,007
                                                                        --------
                     TOTAL BANKERS ACCEPTANCES                            41,407
                                                                        --------
CERTIFICATES OF DEPOSIT--0.09%
                     NATIONAL WESTMINSTER BANK (NEW YORK)
 25,000,000           d 4.160%, 05/15/02 ....................             24,990
 25,000,000           d 4.200%, 05/15/02 ....................             24,999
                     RABOBANK
 50,000,000           d 4.240%, 06/18/02 ....................             50,018
                                                                        --------
                     TOTAL CERTIFICATES OF DEPOSIT                       100,007
                                                                        --------

COMMERCIAL PAPER--1.05%
                     ABN AMRO NORTH AMERICA FINANCE, INC
 25,000,000           d 4.480%, 08/06/01 ....................             24,904
                     AMERICAN HONDA FINANCE, CORP
 35,000,000           4.200%, 07/26/01 ......................             34,905
 40,000,000           4.230%, 07/27/01 ......................             39,887
 25,000,000           4.250%, 07/27/01 ......................             24,929
                     ASSET SECURITIZATION COOP CORP
 50,000,000           c,d 3.970%, 07/06/01 ..................             49,967
                     CANADIAN IMPERIAL HOLDINGS, INC
 50,000,000           d 4.113%, 10/22/01 ....................             49,416
                     CATERPILLAR FINANCIAL SERVICES CORP
 17,000,000           4.200%, 07/27/01 ......................             16,952
                     CC (USA), INC
 27,500,000           c 4.670%, 07/10/01 ....................             27,471
                     CIESCO LP
 17,000,000           4.230%, 07/06/01 ......................             16,989
 50,000,000           3.850%, 08/03/01 ......................             49,823
                     COCA-COLA ENTERPRISES, INC
 15,000,000           c 3.950%, 07/12/01 ....................             14,981
                     COLGATE-PALMOLIVE CO
 22,400,000           c 3.700%, 07/17/01 ....................             22,360
                     DELAWARE FUNDING CORP
 25,087,000           c 3.950%, 07/12/01 ....................             25,055
 21,000,000           3.930%, 07/16/01 ......................             20,965
                     EDISON ASSET SECURITIZATION, LLC
 36,000,000           c 3.730%, 07/23/01 ....................             35,913
                     EQUILON ENTERPRISES LLC
 35,000,000           3.980%, 07/11/01 ......................             34,959
 14,700,000           3.960%, 07/16/01 ......................             14,675
 25,000,000           4.000%, 07/25/01 ......................             24,934
                     GENERAL ELECTRIC CAPITAL CORP
 28,800,000           3.900%, 07/19/01 ......................             28,742
                     GOVCO, INC
 25,000,000           c 4.270%, 07/16/01 ....................             24,958
 50,000,000           d 3.950%, 08/17/01 ....................             49,752
                     HD REAL ESTATE FUNDING CORP
 50,000,000           c,d 3.800%, 11/05/01 ..................             49,346
                     HEINZ H J FINANCE CO
 40,000,000           c 4.000%, 07/02/01 ....................             39,991
                     INTERNATIONAL LEASE FINANCE CORP
 25,000,000           4.000%, 07/09/01 ......................             24,976
                     NEWELL RUBBERMAID, INC
 40,000,000           c 3.940%, 08/06/01 ....................             39,846
 10,000,000             3.930%, 08/10/01 ....................              9,957
                     PARK AVENUE RECEIVABLES CORP
 15,218,000           c 3.950%, 07/12/01 ....................             15,199
                     PARKER HANNIFIN CORP
 13,335,000           c 3.980%, 07/12/01 ....................             13,318
 10,065,000             3.950%, 07/12/01 ....................             10,052
                     PRAXAIR, INC
 35,000,000           c 4.030%, 07/18/01 ....................             34,930
                     PREFERRED RECEIVABLES FUNDING CORP
 30,000,000           c 3.770%, 07/19/01 ....................             29,940
 20,000,000             3.740%, 07/23/01 ....................             19,952

                      SEE NOTES TO FINANCIAL STATEMENTS

48  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - STOCK ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                         VALUE (000)
 ------------                                                       -----------
COMMERCIAL PAPER--(CONTINUED)

                  RECEIVABLES CAPITAL CORP
$ 54,291,000       c 3.810%, 07/11/01 .....................       $      54,227
  45,158,000         3.750%, 07/25/01 .....................              45,039
                  VERIZON NETWORK FUNDING CORP
  23,000,000       d 4.270%, 07/05/01 .....................              22,988
  23,500,000         4.240%, 07/05/01 .....................              23,487
  45,000,000         4.680%, 07/06/01 .....................              44,972
                  WAL-MART STORES
  20,000,000       c 3.720%, 07/11/01 .....................              19,976
                                                                  -------------
                   TOTAL COMMERCIAL PAPER                             1,130,733
                                                                  -------------
MEDIUM TERM BONDS--0.11%
                  BETA FINANCE, INC
  25,000,000       c 4.650%, 04/22/02 .....................              25,000
  29,800,000       d 4.325%, 05/03/02 .....................              29,839
                  GENERAL MOTORS ACCEPTANCE CORP
  15,300,000         5.500%, 01/14/02 .....................              15,351
  25,000,000         5.910%, 03/11/02 .....................              25,582
                  SIGMA FINANCE, INC
  20,000,000       c 7.050%, 07/17/01 .....................              20,056
                                                                  -------------
                   TOTAL MEDIUM TERM BONDS                              115,828
                                                                  -------------
U.S. GOVERNMENT AND AGENCIES--0.25%
                  FEDERAL HOME LOAN BANK (FHLB)
  16,000,000       4.150%, 07/18/01 .......................              15,971
  22,695,000       d 3.750%, 08/31/01 .....................              22,553
  25,000,000       d 6.750%, 05/01/02 .....................              25,602
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   8,000,000         3.900%, 07/03/01 .....................               7,998
   9,646,000         3.795%, 07/31/01 .....................               9,616
  13,000,000         3.580%, 08/07/01 .....................              12,950
   2,580,000         3.520%, 08/21/01 .....................               2,555
   3,909,000         3.760%, 08/30/01 .....................               3,885
   5,000,000         3.730%, 09/06/01 .....................               4,966
 100,000,000       d 3.550%, 12/31/01 .....................              98,107
  25,000,000       d 3.910%, 05/23/02 .....................              24,139
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  12,000,000         4.580%, 07/12/01 .....................              11,985
   2,800,000         3.810%, 07/18/01 .....................               2,795
  25,000,000         3.870%, 03/22/02 .....................              24,312
                                                                  -------------
                  TOTAL U.S. GOVERNMENT AND AGENCIES                    267,434
                                                                  -------------
VARIABLE RATE NOTES--0.16%
                  CC (USA), INC
  42,000,000       c 3.965%, 05/08/02 .....................              42,000
                  FORD MOTOR CREDIT CORP
  18,000,000       d 4.156%, 08/27/01 .....................              18,004
  10,000,000       d 4.510%, 01/22/02 .....................               9,995
  20,000,000         5.020%, 07/16/02 .....................              20,016
                  GENERAL MOTORS ACCEPTANCE CORP
   7,500,000         5.350%, 12/07/01 .....................               7,541
  22,000,000         4.140%, 04/05/02 .....................              22,000
                  SIGMA FINANCE, INC
$ 25,000,000       c 3.990%, 04/10/02 .....................              25,000
  25,000,000         3.990%, 04/30/02 .....................              25,000
                                                                  -------------
                  TOTAL VARIABLE RATE NOTES                             169,556
                                                                  -------------
                  TOTAL SHORT TERM INVESTMENTS
                   (COST $1,849,257)                                  1,849,967
                                                                  -------------
                  TOTAL PORTFOLIO--101.08%
                     (COST $81,620,952)                             108,831,890
                   OTHER ASSETS & LIABILITIES, NET--(1.08%)          (1,161,082)
                                                                  -------------
                   NET ASSETS--100.00%                            $ 107,670,808
                                                                  =============
-------------
*    Non-income producing
a    Affiliated holding
b    In bankruptcy
c Commercial Paper issued under Privaed Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e    All or a  portion  of  these  securities  are  out on  loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2001, the value of these securities amounted to $138,851,642 or 0.130% of net assets.

Additional information on each restricted security is as follows:

                                        ACQUISITION       ACQUISITION
SECURITY                                   DATE              COST
----------                             -------------      -------------
BB BIOVENTURES L.P.                       03/24/98        $14,631,056
BARING VOSTOK L.P.                        02/12/01          4,072,959
BELO (A.H.) CORP (CLASS B)                05/23/88          1,900,588
CARTER WALLACE, INC (CLASS B)             10/29/87          1,075,932
CRESTARAN INTERNATIONAL INVESTMENT BV     09/30/94                  0
DOW JONES & CO, INC (CLASS B)             07/31/86          6,128,067
GENESOFT SERIES C FINANCING               06/20/00          7,000,000
HAFNIA HOLDINGS AS (REGD) (CLASS A)       08/30/91            136,697
HAFNIA HOLDINGS AS (REGD) (CLASS B)       07/29/88            159,638
INTERNATIONAL HYDRON LIQUIDATING TRUST    11/13/97                  0
LAFARGE S.A. 2001                         04/03/97          5,714,311
L'AIR LIQUIDE S.A. (REGD) 2001            01/05/99          8,368,396
LEE ENTERPRISES, INC (CLASS B)            03/31/86             60,768
MEREDITH CORP (CLASS B)                   12/30/86          1,185,216
MPM BIOVENTURES II-QP, LP                 02/28/00          9,121,386
NETGENICS, INC STOCK OPTIONS 03/20/08     06/08/98                  0
NETGENICS, INC, CV SERIES D               03/20/98          5,517,450
POWER PACIFIC LTD                         05/29/91            157,863
PROMET BERHAD                             12/30/98              6,669
SILVERSTONE BERHAD                        12/30/98              1,173
SKYLINE VENTURE PARTNERS QUALIFIED II     02/15/00          2,156,251
STARRETT (L.S.) CO (CLASS B)              10/07/88            798,235
WRIGLEY (WM) JR CO (CLASS B)              04/30/86          2,007,603
ZEBRA TECHNOLOGIES CORP (CLASS B)         10/29/98             43,234
                                                          -----------
                                                          $70,243,492
                                                          ===========


                    TRANSACTIONS WITH AFFILIATED COMPANIES (Unaudited) - January 1, 2001--June 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                            VALUE AT                                    REALIZED     DIVIDEND          SHARES AT        VALUE AT
      ISSUE             DECEMBER 31, 2000 PURCHASE COST SALES PROCEEDS     LOSS        INCOME         JUNE 30, 2001   JUNE 30, 2001
     ------            ------------------ ------------- -------------- ----------    --------     -----------------  --------------
  BARING VOSTOK L.P.              **     $ 4,072,959           --             --          --         4,072,958        $ 4,072,958
  CYBERPLEX, INC       $   2,906,052              --      $31,179      $(321,128)         --                --                  *
  MARTEK BIOSCIENCES
   CORP                   15,743,088       1,935,410           --             --          --         1,353,082         38,562,837
  TPI ENTERPRISES, INC         5,535              --          --              --          --         1,107,000              5,535
                          ----------       ---------      -------     ----------     -------                           ----------
  TOTAL AFFILIATED
    TRANSACTIONS         $18,654,675      $6,008,369      $31,179      $(321,128)         $0                          $42,641,330
                          ==========       =========      =======     ==========     =======                           ==========

---------
** Not an  Affiliate  as of December  31, 2000
 * Not an Affiliate as of June 30, 2001

                        SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 49

 STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

                         SUMMARY BY COUNTRY (Unaudited)

                                                    VALUE (000)             %
                                                   ------------           -----
DOMESTIC

       UNITED STATES .......................        $ 3,581,157          49.09%
                                                    -----------          -----
       TOTAL DOMESTIC                                 3,581,157          49.09
                                                    -----------           -----
FOREIGN
    AUSTRALIA .............................             146,688          2.01
    AUSTRIA ...............................               1,569          0.02
    BELGIUM ...............................              11,882          0.16
    BERMUDA ...............................              92,401          1.27
    CANADA ................................             144,141          1.98
    DENMARK ...............................              37,753          0.52
    FINLAND ...............................              71,487          0.98
    FRANCE ................................             189,961          2.60
    GERMANY ...............................             219,645          3.01
    GREECE ................................               4,476          0.06
    HONG KONG .............................              50,691          0.69
    IRELAND ...............................              44,542          0.61
    ITALY .................................              73,411          1.01
    JAPAN .................................             814,807         11.17
    NETHERLANDS ...........................             412,473          5.66
    NEW ZEALAND ...........................               1,426          0.02
    NORWAY ................................              22,072          0.30
    PORTUGAL ..............................              20,048          0.27
    SINGAPORE .............................              22,749          0.31
    SOUTH AFRICA ..........................              10,285          0.14
    SPAIN .................................              49,063          0.67
    SWEDEN ................................              59,886          0.82
    SWITZERLAND ...........................             128,772          1.77
    THAILAND ..............................                 700          0.01
    UNITED KINGDOM ........................             790,721         10.84
                                                     ----------        -------
     TOTAL FOREIGN                                    3,421,649         46.90
     SHORT TERM INVESTMENT                              292,132          4.01
                                                     ----------        -------
     TOTAL PORTFOLIO                                 $7,294,938        100.00%
                                                     ==========        =======

                              --------------------
PRINCIPAL                                                           VALUE (000)
---------                                                           -----------
CORPORATE BONDS--0.01%
  AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
21,776            (1) 7.450%, 11/30/03...........................       $     21
                                                                           -----
                 TOTAL AEROSPACE AND DEFENSE                                  21
                                                                           -----
 FINANCIAL SERVICES--0.00%
               * AMP REINSURANCE NOTE
25,973            (3) 7.000% 02/10/05............................              0
               * BANCA INTESA S.P.A. (CVDEB)
35,899            (4) 4.700% 01/01/03............................             55
                                                                           -----
                 TOTAL FINANCIAL SERVICES                                     55
                                                                           -----
 TECHNOLOGY--0.01%
                MAYAN NETWORKS
$ 4,500,000       5.250% 11/01/05................................            945
                                                                           -----
                TOTAL TECHNOLOGY                                             945
                                                                           -----
                TOTAL CORPORATE BONDS
                  (COST $4,585)                                            1,021
                                                                           -----
----------
(1) Denominated in British Pounds
(3) Denominated in Australian Dollars
(4) Denominated in Italian Lira

   SHARES
   ------
PREFERRED STOCK--0.04%
  CONSUMER CYCLICAL--0.03%
      609       HUGO BOSS AG ...................................             170
    5,430       MAN AG .........................................              93
    1,365       PORSCHE AG .....................................             470
   20,742       PROSIEBEN SAT.1 MEDIA AG .......................             299
   28,679       VOLKSWAGEN AG ..................................             874
                                                                       ---------
                TOTAL CONSUMER CYCLICAL                                    1,906
                                                                       ---------
FINANCIAL SERVICES--0.01%

    6,738       MARSCHOLLER LAUT UND PARTNER ...................             742
                                                                       ---------
                TOTAL FINANCIAL SERVICES                                     742
                                                                       ---------
                TOTAL PREFERRED STOCK
                  (COST $2,908)                                            2,648
                                                                       ---------

COMMON STOCK--97.00%
AEROSPACE AND DEFENSE--0.68%
2,975,315       BAE SYSTEMS PLC ................................          14,248
  135,651       BOEING CO ......................................           7,542
   49,922       EUROPEAN AERONAUTIC DEFENSE AND SPACE CO NV ....             919
  124,618       GENERAL DYNAMICS CORP ..........................           9,697
  486,063     * GENERAL MOTORS CORP (CLASS H) ..................           9,843
   65,935       LOCKHEED MARTIN CORP ...........................           2,443
   15,368       PERKINELMER, INC ...............................             423
   53,979       RAYTHEON CO ....................................           1,433
  104,647       ROLLS-ROYCE PLC ................................             345
   95,364       SMITH GROUP PLC ................................           1,106
   12,932       THALES S.A .....................................             468
    1,213       ZODIAC S.A .....................................             295
                                                                       ---------
                TOTAL AEROSPACE AND DEFENSE                               48,762
                                                                       ---------
BASIC INDUSTRIES--5.30%
   77,373       ABITIBI CONSOLIDATED, INC ......................             591
    7,517       ACERINOX S.A ...................................             209
    9,629       ACS ACTIVIDADES CONS Y SERV ....................             267
   39,272       AGGREKO PLC ....................................             260
   18,512       AGRIUM, INC ....................................             183
   31,095       AIR PRODUCTS & CHEMICALS, INC ..................           1,423
   52,679       AKZO NOBEL NV ..................................           2,230
   53,675       ALCAN, INC .....................................           2,257
  132,058       ALCOA, INC .....................................           5,203
    1,629       ALUMINIUM OF GREECE S.A.I.C ....................              46
   95,381       AMCOR LTD ......................................             321
   39,953       AMEC PLC .......................................             284
   78,800       ANGLO AMERICAN PLATINUM CORP LTD ...............           3,509
  236,000       ASAHI KASEI CORP ...............................             992
    6,356       UPONOR OYJ .....................................              93
   12,215       ASSIDOMAN AB ...................................             254
   46,118       BARRATT DEVELOPMENTS PLC .......................             233
   52,493       BARRICK GOLD CORP ..............................             799
   21,099       BARRICK GOLD CORP (U.S.) .......................             320
  106,060       BASF AG ........................................           4,157
  129,729     e BAYER AG .......................................           5,052
   25,365       BERKELEY GROUP PLC .............................             256
1,438,896       BHP BILLITON LTD ...............................           7,596
1,515,421     * BHP BILLITON LTD (BONUS) .......................           8,000
  363,657       BHP BILLITON PLC ...............................           1,812
   12,463       BILFINGER & BERGER BAU AG ......................             216
   12,339       BLACK & DECKER CORP ............................             487
   92,774       BLUE CIRCLE INDUSTRIES PLC .....................             642
   91,220       BOC GROUP PLC ..................................           1,334
    1,832       BOEHLER-UDDEHOLM AG. (BR) ......................              68
    3,868     * BOLIDEN LTD SDR ................................               2
  115,153       BORAL LTD ......................................             168
   75,382       BPB PLC ........................................             291
    8,813       BUDERUS AG .....................................             201
   17,076       BUHRMANN NV ....................................             161
    8,837       CAMECO CORP ....................................             186
      236       CARRILLION PLC .................................               1
  164,169       CARTER HOLT HARVEY LTD .........................             112
   26,432       CEMENTIR S.P.A .................................              73
    8,577       CENTEX CORP ....................................             350
   81,000       CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD ........             140
   11,332       CIBA SPECIALTY CHEMICALS AG. (REGD) ............             660
   22,392       CIMPOR CIMENTOS DE PORTUGAL ....................             434
   23,386       CLARIANT AG. (REGD).............................             563

                       SEE NOTES TO FINANCIAL STATEMENTS
50  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------


   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)

   18,318       COMINCO LTD ......................................       $   338
   14,619     e COMPAGNIE DE SAINT-GOBAIN S.A ....................         1,986
  453,736     * CORUS GROUP PLC ..................................           388
   85,956       CRH PLC (IRELAND) ................................         1,441
        1     * CRH PLC (IRELAND) RTS ............................             0
1,933,397       CRH PLC (UNITED KINGDOM) .........................        32,900
        1     * CRH PLC (UNITED KINGDOM) RTS .....................             0
2,133,538     * CSR LTD ..........................................         7,697
   56,286       DAICEL CHEMICAL INDUSTRIES LTD ...................           197
  107,000       DAINIPPON INK & CHEMICALS, INC ...................           300
   21,859       DAITO TRUST CONSTRUCTION CO LTD ..................           371
   89,000       DAIWA HOUSE INDUSTRY CO LTD ......................           698
   61,000       DENKI KAGAKU KOGYO K K ...........................           207
   11,903       DOFASCO, INC .....................................           191
   32,890       DOMTAR, INC ......................................           304
  642,488       DOW CHEMICAL CO ..................................        21,363
   31,000       DOWA MINING CO LTD ...............................           149
   27,456       GRUPO DRAGADOS S.A ...............................           345
  167,597       DU PONT (E.I.) DE NEMOURS & CO ...................         8,085
    1,634       DYCKERHOFF AG ....................................            44
    8,208       ELKEM AS .........................................           136
   13,900       FALCONBRIDGE LTD .................................           149
   53,000       FLETCHER BUILDING LTD ............................            50
  435,960     * FLETCHER CHALLENGE FORESTS LTD ...................            53
   11,506       FLUOR CORP (NEW) .................................           519
    9,233       FOMENTO CONSTRUCCIONES Y CONTRATAS S.A ...........           176
      328       FORBO HOLDING AG. (REGD) .........................           139
   28,800       FRANCO-NEVADA MINING CORP LTD ....................           369
   34,471       GEORGIA-PACIFIC CORP (GEORGIA PACIFIC GROUP) .....         1,167
      145       GLAVERBEL S.A ....................................            11
    1,510       GRUPO EMPRESARIAL ENCE S.A .......................            20
2,911,745       HANSON PLC .......................................        21,438
    1,200       HEIDELBERGER ZEMENT AG. (BELGIUM) ................            52
    4,735       HEIDELBERGER ZEMENT AG. (GERMANY) ................           207
    1,200     * HEIDELBERGER ZEMENT AG. (STRIP VVPR) .............             0
    9,785       HELLENIC TECHNODOMIKI S.A ........................            54
    1,918       HOCHTIEF AG ......................................            35
    5,744       HOLCIM LTD (BR) SERIES B .........................         1,170
    1,126     * HOLCIM LTD (BR) RTS ..............................             3
      125       HOLLANDSCHE BETON GROEP NV (H.B.G.) ..............             2
   44,543       ILUKA RESOURCES LTD ..............................           112
    1,938       IMERYS S.A .......................................           192
  128,265       IMPERIAL CHEMICAL INDUSTRIES PLC .................           752
  149,344     * IMPREGILO S.P.A ..................................            82
   69,755       INAX CORP ........................................           479
   22,428     * INCO LTD CO ......................................           387
1,664,537     * INCO LTD CO (U.S.) ...............................        28,730
   73,556       INTERNATIONAL PAPER CO ...........................         2,626
   71,000     * ISHIHARA SANGYO KAISHA LTD .......................           159
   17,410     e ITALCEMENTI S.P.A ................................           136
   14,747       ITALCEMENTI S.P.A. (S/S) .........................            53
   38,076       JAMES HARDIE INDUSTRIES LTD ......................           103
   49,000       JAPAN STEEL WORKS LTD ............................            71
  181,154       JEFFERSON SMURFIT GROUP PLC ......................           334
1,517,000     e JGC CORP .........................................        12,650
   39,933       JOHNSON MATTHEY PLC ..............................           602
   28,000       JSR CORP .........................................           211
  122,000       KAJIMA CORP ......................................           311
  925,250       KANDENKO CO LTD ..................................         4,488
1,067,000       KANEKA CORP ......................................         9,659
  334,000     * KAWASAKI STEEL CORP ..............................           396
  300,957       KIMBERLY-CLARK CORP ..............................        16,823
   32,000       KINDEN CORP ......................................           199
    6,000       KUREHA CHEMICAL INDUSTRY CO LTD ..................            20
   15,904     e LAFARGE S.A. (BR) ................................         1,360
    8,021     f LAFARGE S.A. 01 ..................................           686
   11,448       L'AIR LIQUIDE S.A ................................         1,645
    5,364    f* LAIR LIQUIDE S.A. (REGD) 01 ......................           771
   27,488       LEIGHTON HOLDINGS LTD ............................           117
   15,297       LINDE AG .........................................           641
        1       LONMIN PLC .......................................             0
      692       LONZA AG. (REGD) .................................           404
   11,000       MAEDA ROAD CONSTRUCTION CO LTD ...................            44
   66,604       MASCO CORP .......................................         1,662
    1,991       MAYR-MELNHOF KARTON AG ...........................            88
   15,705       MEAD CORP ........................................           426
  389,231       MIM HOLDINGS LTD .................................           237
    2,164       MISAWA HOMES CO LTD ..............................             6
  296,000       MITSUBISHI CHEMICAL CORP .........................           793
   77,000       MITSUBISHI GAS CHEMICAL CO, INC ..................           309
  175,000       MITSUBISHI MATERIALS CORP ........................           375
   50,000       MITSUBISHI PAPER MILLS LTD .......................            87
   97,000       MITSUI CHEMICALS, INC ............................           390
   89,000       MITSUI MINING & SMELTING CO LTD ..................           393
    8,658       HOLMEN AB SERIES B FREE ..........................           173
    1,770     * NEW WORLD INFRASTUCTURE LTD ......................             1
   55,553       NEWCREST MINING LTD ..............................           127
   28,711       NEWMONT MINING CORP ..............................           534
   23,000       NIPPON KAYAKU CO LTD .............................           124
   23,000       NIPPON LIGHT METAL CO LTD ........................            27
   22,000       NIPPON OIL & FATS CO LTD .........................            48

   33,000       NIPPON SANSO CORP ................................           132
   31,000       NIPPON SHOKUBAI CO LTD ...........................           139
  971,000     * NIPPON STEEL CORP ................................         1,471
      163       NIPPON UNIPAC HOLDING ............................           915
   74,000     e NISHIMATSU CONSTRUCTION CO LTD ...................           286
   25,000       NISSAN CHEMICAL INDUSTRIES LTD ...................           206
  522,000     * NKK CORP .........................................           519
   30,606       NORANDA, INC .....................................           327
  336,644       NORMANDY MINING LTD ..............................           212
   14,552       NORSKE SKOGINDUSTRIER ASA ........................           221
   80,654       NOVAR PLC ........................................           182
   12,465       NOVOZYMES A/S (CLASS B) ..........................           260
   11,849       NUCOR CORP .......................................           579
  144,000       OBAYASHI CORP ....................................           560
  132,666       OJI PAPER CO LTD .................................           656
   40,000       OKUMURA CORP .....................................           147
  132,115       ONESTEEL LTD .....................................            62
   17,776       ORICA LTD ........................................            40
  102,967     * ORIGIN ENERGY LTD ................................           157
   19,641       OUTOKUMPU OYJ SERIES A ...........................           159
   45,075       PAPERLINX LTD ....................................            93
   15,297       PECHINEY S.A. SERIES A ...........................           777
    2,000       PENTA OCEAN CONSTRUCTION CO LTD ..................             3
   12,022       PHELPS DODGE CORP ................................           499
  192,650       PILKINGTON PLC ...................................           272
   57,863       PLACER DOME, INC .................................           564
      800       PLACER DOME, INC (U.S.) ..........................             8
      582       PORTLAND VALDERRIVAS S.A .........................            13
   51,989       PORTUCEL INDUSTRIA EMPRESA .......................            42
    8,691       POTASH CORP OF SASKATCHEWAN ......................           498
  424,287       PPG INDUSTRIES, INC ..............................        22,305
   24,221       PRAXAIR, INC .....................................         1,138
    1,000       PRESTIGE PROPERTY HOLDINGS LTD ...................             0
   22,796       RAUTARUUKKI OYJ SERIES K .........................            78
   19,120     e RENO DE MEDICI S.P.A .............................            27
   38,875       REXAM PLC ........................................           169
    3,222       RHI AG ...........................................            63
   58,677       RIO TINTO LTD ....................................         1,018
  197,540       RIO TINTO LTD PLC (REGD) .........................         3,506
   46,957       RMC GROUP PLC ....................................           452
   25,204       ROHM & HAAS CO ...................................           829
   34,000       SANWA SHUTTER CORP ...............................            95
    6,043       SAPA AB ..........................................            88
  219,800       SAPPI LTD ........................................         1,933
34,860          SCA AB SERIES B...................................           738


                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 51

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  BASIC INDUSTRIES--(CONTINUED)

   12,779     * SEALED AIR CORP ..................................       $   476
1,319,000       SEKISUI CHEMICAL CO LTD ..........................         5,457
   83,900       SEKISUI HOUSE LTD ................................           712
   24,526       SHERWIN-WILLIAMS CO ..............................           544
  102,000       SHIMIZU CORP .....................................           416
  439,255       SHIN-ETSU CHEMICAL CO LTD ........................        16,131
    1,000       SHO-BOND CORP ....................................            11
  171,622     * SHOWA DENKO K.K ..................................           245
   12,342       SIGMA ALDRICH CORP ...............................           477
   74,908       SKANSKA AB SERIES B FREE .........................           709
  818,387     * SMURFIT-STONE CONTAINER CORP .....................        13,258
   74,294       SNIA S.P.A .......................................           135
   13,905       SOLVAY S.A .......................................           689
   13,088       STANLEY WORKS ....................................           548
  194,000       SUMITOMO CHEMICAL CO LTD .........................           876
   19,000       SUMITOMO FORESTRY CO LTD .........................           121
  570,000     * SUMITOMO METAL INDUSTRIES LTD ....................           343
  104,000       SUMITOMO METAL MINING CO LTD .....................           486
   61,313       SUMITOMO OSAKA CEMENT CO LTD .....................           128
   13,683       SVENSKT STAL AB (SAAB) SERIES A ..................           118
    3,444       SVENSKT STAL AB (SSAB) SERIES B ..................            28
   18,378     * SYNGENTA AG ......................................           966
1,612,200       TAIHEIYO CEMENT CORP .............................         3,413
  196,000       TAISEI CORP ......................................           478
  112,515       TAYLOR WOODROW PLC ...............................           309
    4,835     * TECHNICAL OLYMPIC S.A ............................            11
   24,418     * TECK CORP LTD (CLASS B) ..........................           208
    7,486       TEMPLE-INLAND, INC ...............................           399
   65,352       THYSSENKRUPP AG ..................................           858
    4,655       TITAN CEMNT CO S.A ...............................           152
   39,000       TODA CONSTRUCTION CO .............................           135
   82,000       TOSOH CORP .......................................           239
  264,000       TOSTEM CORP ......................................         4,339
   50,700     e TOTO LTD .........................................           353
   28,600       TOYO SEIKAN KAISHA LTD ...........................           410
   57,384     * TRANSURBAN GROUP .................................           131
   14,999       TRELLEBORG AB SERIES B FREE ......................           113
  133,000       UBE INDUSTRIES LTD ...............................           269
    4,201       UNION MINIERE GROUP S.A ..........................           167
   45,660       UPM-KYMMENE OYJ ..................................         1,291
    3,637       URALITA S.A ......................................            19
   38,904     e USINOR S.A .......................................           408
   10,562       VINCI S.A ........................................           673
   13,966     * VIOHALCO S.A .....................................           130
    2,584       VOEST-ALPINE STAHL AG ............................            79
   15,442       VULCAN MATERIALS CO ..............................           830
    1,146     * WASHINGTON GROUP INTERNATIONAL, INC
                WTS03/11/03 ......................................             0
   31,822       WEYERHAEUSER CO ..................................         1,749
    6,554       WIENERBERGER BAUSTOFF AG .........................           111
   25,054       WIMPEY (GEORGE) PLC ..............................            67
1,296,169       WMC LTD ..........................................         6,309
3,620,836       WOLSELEY PLC .....................................        27,040
                                                                         -------
                TOTAL BASIC INDUSTRIES ...........................       382,235
                                                                         -------
CONSUMER CYCLICAL--11.86%
   35,931       ACCOR S.A ........................................         1,516
5,383,345       AIRTOURS PLC .....................................        21,881
   40,487       AMEY PLC .........................................           194
2,028,030     * AOL TIME WARNER, INC .............................       107,486
   16,200       AOYAMA TRADING CO LTD ............................           218
  906,676    e* ARISTOCRAT LEISURE LTD ...........................         3,248
    6,800       ASATSU-DK, INC ...................................           138
  712,838     * A T & T CORP - LIBERTY MEDIA GROUP (CLASS A) .....        12,468
    5,000       AUTOBACS SEVEN CO LTD ............................           138
   24,237       AUTOGRILL S.P.A ..................................           261
  417,814       AUTOLIV, INC .....................................         7,220
    1,000       AVEX, INC ........................................            85
  163,129       BASS PLC .........................................         1,705
   10,300       BAYCORP HOLDINGS LTD .............................            52
   87,274       BBA GROUP PLC ....................................           307
   41,434     * BED BATH & BEYOND, INC ...........................         1,243
    3,688       BEKAERT S.A ......................................           131
   14,270     e BENETTON GROUP S.P.A .............................           191
  124,105     e BRIDGESTONE CORP .................................         1,299
2,849,623     * BRITISH SKY BROADCASTING GROUP PLC ...............        27,413
   28,743       BULGARI S.P.A ....................................           301
   18,138       CANADIAN TIRE CORP (CLASS A) .....................           311
   14,083       CANAL PLUS S.A ...................................            42
   64,600     e CAPCOM CO LTD ....................................         2,238
  107,364       CARLTON COMMUNICATIONS PLC .......................           507
   49,086       CARNIVAL CORP ....................................         1,507
   25,000       CASIO COMPUTER CO LTD ............................           145
    3,121     * CASTORAMA DUBOIS S.A .............................           671
    1,611       CHARLES VOGELE HOLDING AG ........................           179
  325,408     * CLEAR CHANNEL COMMUNICATIONS, INC ................        20,403
      700       CLUB MEDITERRANEE S.A ............................            39
  220,640       COLES MYER LTD ...................................           709
  133,023     * COMCAST CORP (CLASS A) SPECIAL ...................         5,773
   23,000       COMFORT GROUP LTD ................................             8
6,681,654       COMPASS GROUP PLC ................................        53,469

   21,674       CONTINENTAL AG ...................................           306
    1,934       CORTEFIEL S.A ....................................            27
   30,585     * COX COMMUNICATIONS, INC (CLASS A) ................         1,355
   67,000       CYCLE & CARRIAGE LTD .............................           118
   46,000    e* DAIEI, INC .......................................            87
   54,753       DAILY MAIL & GENERAL TRUST PLC ...................           571
   38,685       DAIMARU, INC .....................................           162
   31,547     e DAIMLERCHRYSLER AG ...............................         1,454
  131,298       DAIMLERCHRYSLER AG. (REGD) .......................         6,025
   22,589       DANA CORP ........................................           527
   15,224       DANAHER CORP .....................................           853
  122,747       DAVID JONES LTD ..................................            70
   85,473       DELPHI AUTOMOTIVE SYSTEMS CORP ...................         1,362
   89,307       DENSO CORP .......................................         1,704
      897       D'IETEREN S.A ....................................           141
  781,889       DISNEY (WALT) CO .................................        22,589
  352,281       DIXONS GROUP PLC .................................         1,154
      180       * DOLLFUS-MIEG & CIE S.A .........................             2
   17,935       DONNELLEY (R.R.) & SONS CO .......................           533
    4,388       DOUGLAS HOLDING AG ...............................           117
    6,998       DOW JONES & CO, INC ..............................           418
   44,284       EASTMAN KODAK CO .................................         2,067
3,859,144       ELSEVIER NV ......................................        48,027
    9,884     * EM.TV & MERCHANDISING AG .........................            19
  131,190       EMI GROUP PLC ....................................           742
   96,732       ESPRIT HOLDINGS LTD ..............................           106
   10,000       FAMILYMART CO LTD ................................           163
    5,000       FAST RETAILING CO LTD ............................           870
   30,160     * FEDERATED DEPARTMENT STORES, INC .................         1,282
   67,172     e FIAT S.P.A .......................................         1,314
      913       FIAT S.P.A. DI RISP ..............................            11
    1,127       FIAT S.P.A. (PRIV) ...............................            15
   47,000       FIRST CAPITAL CORP LTD ...........................            38
   21,102       FISHER & PAYKEL INDUSTRIES LTD ...................           100
    2,798       FOLLI-FOLLIE S.A .................................            52
  279,389       FORD MOTOR CO (NEW) ..............................         6,859
    4,869       FOUR SEASONS HOTELS, INC .........................           269
  513,000       FUJI PHOTO FILM CO LTD ...........................        22,129
       49       FUJI TELEVISION NETWORK, INC .....................           282
   40,392       GANNETT CO, INC ..................................         2,662
   97,846       GAP, INC .........................................         2,838
   78,577     * GEMSTAR-TV GUIDE INTERNATIONAL, INC ..............         3,347
   79,560       GENERAL MOTORS CORP ..............................         5,120
   26,272       GENUINE PARTS CO .................................           828
3,005,095       GIORDANO INTERNATIONAL LTD .......................         1,560
  119,611       GKN PLC...........................................         1,147

                       SEE NOTES TO FINANCIAL STATEMENTS
52  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)

   24,248        GOODYEAR TIRE & RUBBER CO ......................           $679
  478,431        GRANADA PLC ....................................          1,004
  186,025        GREAT UNIVERSAL STORES PLC .....................          1,592
   12,822        GRUPO PRISA S.A ................................            137
   54,609        GRUPPO EDITORALE L'ESPRESSO S.P.A ..............            206
   58,000        GUNZE LTD ......................................            233
   25,000        HANKYU DEPARTMENT STORES, INC ..................            149
   46,180        HARLEY-DAVIDSON, INC ...........................          2,174
   17,759      * HARRAH'S ENTERTAINMENT, INC ....................            627
    4,473        HELLENIC DUTY FREE SHOPS S.A ...................             53
   95,733        HENNES & MAURITZ AB SERIES B ...................          1,640
  273,155        HILTON GROUP PLC ...............................            918
   50,699        HILTON HOTELS CORP .............................            588
   27,000      * HINO MOTORS LTD ................................            126
  533,000        HONDA MOTOR CO LTD .............................         23,419
   18,394        HUDSONS BAY CO .................................            198
   84,530        INDEPENDENT NEWS & MEDIA PLC ...................            168
   28,400        INDEPENDENT NEWSPAPERS LTD .....................             44
   10,625      * INTERNATIONAL GAME TECHNOLOGY ..................            667
   56,402        INTERPUBLIC GROUP OF COS, INC ..................          1,655
    7,400        INTRAWEST CORP .................................            146
   39,000        ISETAN CO LTD ..................................            413
  204,645        ITO-YOKADO CO LTD ..............................          9,435
       13        JELMOLI HOLDINGS AG. (BR) ......................             16
   75,861        JOHN FAIRFAX HOLDINGS LTD ......................            156
   13,144        JOHNSON CONTROLS, INC ..........................            953
   16,534      * JONES APPAREL GROUP, INC .......................            714
   42,000        JUSCO CO LTD ...................................            926
    2,900        KADOKAWA SHOTEN PUBLISHING CO LTD ..............             49
   67,785      * KANEBO LTD .....................................            177
    8,658      e KARSTADT QUELLE AG .............................            269
   14,788        KESCO OYJ SERIES B .............................            106
  247,160        KINGFISHER PLC .................................          1,337
   40,675      * KOHLS CORP .....................................          2,552
  123,838        KONAMI CO LTD ..................................          5,650
      488        KUONI REISEN HOLDINGS (REGD) (CLASS B) .........            189
   61,000        KURARAY CO LTD .................................            454
   21,537        LAGARDERE SCA ..................................          1,014
    1,699        LAMBRAKIS PRESS S.A ............................             10
   10,000        LAWSON, INC ....................................            369
       20      * LIBERTY SATELLITE & TECHNOLOGY, INC ............              0
   52,096        LIMITED, INC ...................................            861
    7,525        LIZ CLAIBORNE, INC .............................            380
   44,808        LVMH MOET HENNESSY LOUIS VUITTON S.A ...........          2,257
   15,537        MAN AG .........................................            337
  525,023        MARKS & SPENCER PLC ............................          1,935
   29,319        MARRIOTT INTERNATIONAL, INC (CLASS A) ..........          1,388
   55,000      e MARUI CO LTD ...................................            794
  952,529        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ..........         14,908
   45,434        MAY DEPARTMENT STORES CO .......................          1,557
   11,345        MAYTAG CORP ....................................            332
  200,212        MCDONALD'S CORP ................................          5,418
   29,764        MCGRAW-HILL COS, INC ...........................          1,969
  119,559      e MEDIASET S.P.A .................................          1,006
   27,946        MICHELIN S.A. (CLASS B) ........................            884
   86,000        MITSUBISHI RAYON CO LTD ........................            305
   63,000      e MITSUKOSHI LTD .................................            261
   10,985     e* MODERN TIMES GROUP (CLASS B) ...................            247
   27,442        MONDADORI (ARNOLDO) EDITORE S.P.A ..............            195
   62,200     e* MYCAL CORP .....................................             68
    6,496        NAMCO LTD ......................................            117
   20,945        NEW YORK TIMES CO (CLASS A) ....................            880
1,174,687        NEWS CORP LTD ..................................         10,237
   59,360        NEXT PLC .......................................            776
   62,000        NGK INSULATORS LTD .............................            544
   18,011        NH HOTELES S.A .................................            213
   26,269        NIKE, INC (CLASS B) ............................          1,103
  112,500        NINTENDO CO LTD ................................         20,476
1,931,500        NISSAN MOTOR CO LTD ............................         13,334
   29,000        NISSHINBO INDUSTRIES, INC ......................            150
   28,155        OMNICOM GROUP, INC .............................          2,421
  221,000        ONWARD KASHIYMA CO LTD .........................          2,396
    8,900        ORIENTAL LAND CO LTD ...........................            661
   17,000        OVERSEAS UNION ENTERPRISES LTD .................             77
   96,803        P & O PRINCESS CRUISES PLC .....................            504
   40,935      * PARK PLACE ENTERTAINMENT CORP ..................            495
  148,242        PEARSON PLC ....................................          2,443
       10        PENNEY, (J.C.) CO, INC .........................              0
    6,014      * PEUGEOT CITROEN S.A ............................          1,633
   13,083      e PINAULT-PRINTEMPS-REDOUTE S.A ..................          1,894
  148,000      * PIONEER CORP ...................................          4,497
  178,766        PIRELLI S.P.A ..................................            498
    1,000        PLAYMATES INTERACTIVE ENTERTAINMENT ............              0
   16,510        PUBLICIS GROUPE S.A ............................            400
      341        PUBLIGROUPE S.A. (REGD) ........................            121
   24,710        PUBLISHING & BROADCASTING LTD ..................            114
   54,509        RANK GROUP PLC .................................            166
   13,831        READERS DIGEST ASSOCIATION, INC ................            398
  232,189        REED INTERNATIONAL PLC .........................          2,057
   21,189        RENAULT S.A ....................................            956
  264,832        REUTERS GROUP PLC ..............................          3,438
    1,200        ROBINSON & CO LTD ..............................              3

   28,920        ROGERS COMMUNICATIONS, INC (CLASS B) ...........            432
    2,000        SAIZERIYA CO LTD ...............................             89
    7,600        SANRIO CO LTD ..................................            100
  287,000        SANYO ELECTRIC CO LTD ..........................          1,813
    9,814        SCHIBSTED ASA ..................................             97
   50,164        SEARS, ROEBUCK & CO ............................          2,122
   19,500     e* SEGA CORP ......................................            346
   28,261     *  SEIYU LTD ......................................             84
   64,792        SERCO GROUP PLC ................................            355
   67,000        SEVEN-ELEVEN JAPAN CO LTD ......................          2,616
  164,200        SHANGRI-LA ASIA LTD ............................            144
   26,338        SHANGRI-LA ASIA LTD (SINGAPORE) ................             24
  161,000      e SHARP CORP .....................................          2,195
   10,000        SHIMACHU CO LTD ................................            148
    3,600        SHIMAMAURA CO LTD ..............................            188
   21,300      e SHIMANO, INC ...................................            314
   14,280     f* SILVERSTONE BERHAD .............................              0
   61,977        SINGAPORE PRESS HOLDINGS LTD ...................            680
   18,900        SKY CITY LTD ...................................             83
   17,000      e SKYLARK CO LTD .................................            484
   17,852        SODEXHO ALLIANCE S.A ...........................            834
   17,852      * SODEXHO ALLIANCE S.A. RTS ......................             15
   17,285        SOL MELIA S.A ..................................            153
  514,358        SONY CORP ......................................         33,818
  214,000        SOUTH CHINA MORNING POST LTD ...................            141
      206      * SPX CORP .......................................             26
   49,313      * STARBUCKS CORP .................................          1,134
    1,173        STOCKMANN AB SERIES A ..........................             10
        1        STOCKMANN AB SERIES B ..........................              0
   38,360        STRAITS TRADING CO .............................             37
  101,947        SYSCO CORP .....................................          2,768
   94,376        TAB LTD ........................................            150
   28,836        TABCORP HOLDINGS LTD ...........................            139
   48,000        TAKASHIMAYA CO LTD .............................            335
    1,000        TAN CHONG INTERNATIONAL LTD ....................              0
  429,417        TARGET CORP ....................................         14,858
  167,000        TEIJIN LTD .....................................            939
   15,300      * TELEPIZZA S.A ..................................             28
   40,600        TELEVISION BROADCASTS LTD ......................            171
   20,525        TF1 TV FRANCAISE ...............................            599
   42,267        THE WAREHOUSE GROUP LTD ........................             93
   40,837        THOMSON CORP ...................................          1,378
   22,261        TIFFANY & CO ...................................            806
   44,138        TJX COS, INC ...................................          1,407
    4,000        TOEI CO LTD ....................................             14

                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 53

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER CYCLICAL--(CONTINUED)
    3,210      TOHO CO LTD .......................................      $    383
  142,000      TOKYO BROADCASTING SYSTEM .........................         2,733
   19,000      TOKYO STYLE CO LTD ................................           212
  229,000      TORAY INDUSTRIES, INC .............................           914
  116,000      TOYOBO CO LTD .....................................           234
    9,000      TOYODA GOSEI CO LTD ...............................           171
1,360,260      TOYOTA MOTOR CORP .................................        47,880
   38,911      TRIBUNE CO ........................................         1,557
   22,251    * TRICON GLOBAL RESTAURANTS, INC ....................           977
   19,037      TRW, INC ..........................................           781
   57,089      UNITED BUSINESS MEDIA PLC .........................           464
   27,000      UNY CO LTD ........................................           275
   13,718      V.F. CORP .........................................           499
   14,969      VALEO S.A .........................................           604
      904      VALORA HOLDING AG. (REGD) .........................           160
   15,512      VENDEX KBB NV .....................................           197
  688,189    * VIACOM, INC (CLASS B) .............................        35,614
   19,929      VISTEON CORP ......................................           366
  117,614      VIVENDI UNIVERSAL S.A .............................         6,856
   49,172      VIVENDI UNIVERSAL S.A. ADR (SPON ADR) .............         2,852
   33,268      VNU N.V ...........................................         1,127
   41,633      VOLKSWAGEN AG .....................................         1,946
    1,430      VOLVO AB SERIES A .................................            21
   61,643      VOLVO AB SERIES B FREE ............................           923
   18,945      WACOAL CORP .......................................           203
1,649,985      WAL-MART STORES, INC ..............................        80,519
   10,173      WHIRLPOOL CORP ....................................           636
   48,350      WHITBREAD PLC .....................................           460
   49,643      WOLTERS KLUWER NV .................................         1,334
1,187,339      WOOLWORTHS LTD ....................................         6,636
    3,100    e WORLD CO LTD ......................................            99
  187,984      WPP GROUP PLC .....................................         1,851
   19,000      YAMAHA MOTOR CO LTD ...............................           156
                                                                        --------
               TOTAL CONSUMER CYCLICAL ...........................       856,041
                                                                        --------
CONSUMER NON-CYCLICAL--9.13%

    6,000      ADERANS CO LTD ....................................           205
    7,123      ADIDAS SALOMON AG .................................           432
   14,785      AGFA GEVAERT NV ...................................           213
  900,000      AJINOMOTO CO, INC .................................         9,655
   58,798      ALBERTSON'S, INC ..................................         1,763
   39,936      ALTADIS ...........................................           563
   19,872      ALTADIS S.A .......................................           283
   38,394   e* AMAZON.COM, INC ...................................           543
  543,123      ANHEUSER-BUSCH COS, INC ...........................        22,377
   91,928      ARCHER DANIELS MIDLAND CO .........................         1,195
    2,000      ARIAKE JAPAN CO LTD ...............................           109
  797,000      ASAHI BREWERIES LTD ...............................         8,940
   10,900    * ASIA FOOD & PROPERTIES LTD WTS 07/12/0 ............             0
    2,491      AUSTRIA TABAKWERKE AG .............................           174
  397,598      AVON PRODUCTS, INC ................................        18,401
    2,229      BANG & OLUFSEN A/S SERIES B .......................            51
    7,028      BEIERSDORF AG .....................................           735
   26,959    * BEST BUY CO, INC ..................................         1,712
  155,807      BOOTS CO LTD ......................................         1,317
  311,716      BRITISH AMERICAN TOBACCO PLC ......................         2,367
   26,286      BRL HARDY LTD .....................................           140
   69,321      BUNZL PLC .........................................           474
  377,764      CADBURY SCHWEPPES PLC .............................         2,548
   34,297      CAMPBELL SOUP CO ..................................           883
    3,142      CARLSBERG AS (CLASS A) ............................           114
      362      CARLSBERG BREWERIES AS (CLASS B) ..................            15
   96,100      CARREFOUR S.A .....................................         5,085
    7,924      CASINO GUICHARD-PERRACHON S.A .....................           668
      785    * CASINO GUICHARD-PERRACHON S.A. A WTS 12/15/03 .....             4
      785    * CASINO GUICHARD-PERRACHON S.A. B WTS 12/15/05 .....             5
      711      CIE FINANC RICHEMONT (UNITS) (CLASS A) ............         1,820
   31,395      CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) .....           565
   26,983      CLOROX CO .........................................           913
   68,079      COCA-COLA AMATIL LTD ..............................           166
  321,811      COCA-COLA CO ......................................        14,481
   15,437      COCA-COLA HELLENIC BOTTLING CO ....................           179
    6,000      COCA-COLA WEST JAPAN CO LTD .......................           124
  255,506      COLGATE-PALMOLIVE CO ..............................        15,072
    4,023      COLRUYT NV ........................................           136
   82,012      CONAGRA FOODS, INC ................................         1,625
  177,529      COORS (ADOLPH) CO (CLASS B) .......................         8,908
   19,530      CORTICEIRA AMORIM S.A .............................            17
   68,427    * COSTCO WHOLESALE CORP .............................         2,811
  112,564      CVS CORP ..........................................         4,345
      743    * DAIRY FARM INTERNATIONAL HOLDINGS LTD .............             1
   10,091    e DANISCO AS ........................................           369
    8,923      DELHAIZE `LE LION' S.A ............................           528
4,548,001      DIAGEO PLC ........................................        49,891
    4,213      EBRO PULEVA S.A ...................................            47
   63,849    e ELECTROLUX AB SERIES B ............................           883
    1,943      ERIDANIA BEGHIN-SAY S.A ...........................           160
    1,994      ESSILOR INTERNATIONAL S.A .........................           571
      100      EZAKI GLICO CO LTD ................................             1
2,159,108      FOSTER'S BREWING GROUP LTD ........................         6,012

    1,332      FOURLIS S.A .......................................            11
  283,000      FRASER & NEAVE LTD (ORD) ..........................         1,235
   43,460      GENERAL MILLS, INC ................................         1,903
  358,227      GILLETTE CO .......................................        10,385
    1,489      GIVAUDAN AG. (REGD) ...............................           413
  181,104      GOODMAN FIELDER LTD ...............................           108
   40,060      GREENCORE GROUP PLC ...............................            86
   23,789      GROUPE DANONE .....................................         3,265
  124,891      HARVEY NORMAN HOLDINGS LTD ........................           276
   36,986      HEINEKEN NV .......................................         1,491
   53,245      HEINZ (H.J.) CO ...................................         2,177
      429      HOLSTEN BRAUEREI AG ...............................             7
1,642,955      HOME DEPOT, INC ...................................        76,480
    1,000      HOUSE FOODS CORP ..................................            11
   91,730      IMPERIAL TOBACCO GROUP PLC ........................         1,077
   27,995      INTERBREW S.A .....................................           749
   12,440      INTERNATIONAL FLAVORS & FRAGRANCES, INC ...........           313
  119,400     e ITO EN LTD .......................................         7,544
      699      ITOHAM FOODS, INC .................................             3
4,399,467      J SAINSBURY PLC ...................................        27,426
      141      JAPAN TOBACCO, INC ................................           972
   15,730    * JERONIMO MARTINS SGPS S.A .........................           101
   16,770      KAMPS AG ..........................................           155
  340,000      KAO CORP ..........................................         8,451
  307,500      KATOKICHI CO LTD ..................................         7,273
   26,185      KERRY GROUP PLC (CLASS A) .........................           299
   32,000      KIKKOMAN CORP .....................................           213
  134,000    e KIRIN BREWERY CO LTD ..............................         1,140
  194,589    * KRAFT FOODS, INC (CLASS A) ........................         6,032
  124,985    * KROGER CO .........................................         3,125
  298,000      LI & FUNG LTD .....................................           489
   20,000      LOBLAW COS LTD ....................................           664
   67,832      L'OREAL S.A .......................................         4,379
   58,710      LOWE'S COS, INC ...................................         4,259
   65,754    * MATTEL, INC .......................................         1,244
   17,000      MEIJI MILK PRODUCTS CO LTD ........................            67
  983,292      MEIJI SEIKA KAISHA LTD ............................         5,235
  706,024    e METRO AG ..........................................        26,599
    9,472      MOLSON, INC (A SHS) ...............................           300
   72,368      NESTLE S.A. (REGD) ................................        15,379
   40,712      NEWELL RUBBERMAID, INC ............................         1,022
   73,000      NICHIREI CORP .....................................           279
   32,000      NIPPON MEAT PACKERS, INC ..........................           388
   48,000      NIPPON SUISAN KAISHA LTD ..........................            93
   33,000      NISSHIN SEIFUN GROUP, INC .........................           246
   15,291      NISSIN FOOD PRODUCTS CO LTD .......................           319
    3,000      NORITAKE CO LTD....................................            17

                      SEE NOTES TO FINANCIAL STATEMENTS
54 College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
  CONSUMER NON-CYCLICAL--(CONTINUED)

   23,807        NUMICO NV .....................................        $    914
   36,510        ORKLA ASA .....................................             661
    9,673        OYJ HARTWALL ABP ..............................             155
   14,560      * PAN FISH ASA ..................................              76
    1,114        PAPASTRATOS CIGARETTE MANUFACTURING CO ........              13
    4,000        PARIS MIKI, INC ...............................             119
   84,422      e PARMALAT FINANZIARIA S.P.A ....................             225
  424,718        PEPSICO, INC ..................................          18,773
  355,142        PERNOD-RICARD S.A .............................          24,895
  335,845        PHILIP MORRIS COS, INC ........................          17,044
  588,088        PROCTER & GAMBLE CO ...........................          37,520
   17,319        Q.P. CORP JAPAN ...............................             161
   20,151        QUAKER OATS CO ................................           1,839
   28,188        RADIOSHACK CORP ...............................             860
   23,565        RAISIO GROUP PLC ..............................              28
   47,225        RALSTON PURINA CO .............................           1,418
   94,197        RECKITT BENCKISER PLC .........................           1,358
   28,659        RINASCENTE S.P.A ..............................             124
1,241,136        ROYAL AHOLD NV ................................          38,878
  184,661        SAFEWAY PLC ...................................           1,046
   75,768      * SAFEWAY, INC ..................................           3,637
   71,850        SAPPORO BREWERIES LTD .........................             230
  120,164        SARA LEE CORP .................................           2,276
  114,018        SCOTTISH & NEWCASTLE PLC ......................             894
      669        SEB S.A .......................................              31
   68,700        SHISEIDO CO LTD ...............................             644
  277,357        SIGNET GROUP PLC ..............................             345
   39,000        SNOW BRAND MILK PRODUCTS CO ...................             128
    6,513        SOCIETE BIC S.A ...............................             237
  199,404        SONAE SGPS S.A ................................             145
   69,179      * STAPLES, INC ..................................           1,106
   62,673        SWEDISH MATCH AB ..............................             294
   24,204        TAKARA SHUZO CO LTD ...........................             319
   70,737        TATE & LYLE PLC ...............................             279
1,281,367        TESCO PLC .....................................           4,622
  456,000        THAI UNION FROZEN PRODUCTS (FR) ...............             700
       83        THE SWATCH GROUP AG. (BR) .....................              83
    4,565        THE SWATCH GROUP AG. (REGD) ...................             971
  327,000        TOYO SUISAN KAISHA LTD ........................           3,390
   30,121      * TOYS "R" US, INC ..............................             745
    6,500        UNI-CHARM CORP ................................             211
  541,504        UNILEVER PLC ..................................           4,562
  985,007        UNILEVER NV CERTIFICATE .......................          59,041
    4,180        VISCOFAN S.A ..................................              17
  155,088        WALGREEN CO ...................................           5,296
  101,747        WATERFORD WEDGWOOD PLC (UNITS) ................              93
    3,684        WELLA AG ......................................             178
   10,716        WESTON (GEORGE) LTD ...........................             622
   23,000        YAKULT HONSHA CO LTD ..........................             248
   86,200        YAMADA DENKI CO LTD ...........................           7,050
   26,000        YAMAZAKI BAKING CO LTD ........................             189
                                                                        --------
                 TOTAL CONSUMER NON-CYCLICAL ...................         658,986
                                                                        --------
ENERGY--6.50%
   28,032        ALBERTA ENERGY CO LTD .........................           1,154
   38,225        ANADARKO PETROLEUM CORP .......................           2,065
   22,629      * ANDERSON EXPLORATION LTD ......................             457
   18,879        APACHE CORP ...................................             958
  685,418        BAKER HUGHES, INC .............................          22,962
    5,500      * BCE EMERGIS, INC ..............................             138
  648,093        BG GROUP PLC ..................................           2,554
   25,099      * BJ SERVICES CO ................................             712
6,314,480        BP PLC ........................................          51,908
  188,415        BP PLC-SPONS ADR ..............................           9,392
  406,245        BURLINGTON RESOURCES, INC .....................          16,229
   10,500      * CANADIAN HUNTER EXPLORATION LTD ...............             256
   19,800        CANADIAN NATURAL RESOURCES LTD ................             585
  742,401        CENTRICA PLC ..................................           2,373
   97,995        CHEVRON CORP ..................................           8,869
    1,974        COFLEXIP S.A ..................................             256
  378,218        CONOCO, INC (CLASS B) .........................          10,931
    8,000        COSMO OIL CO LTD ..............................              20
   19,277        DEVON ENERGY CORP (NEW) .......................           1,012
   26,218        ENBRIDGE, INC .................................             712
  540,442      e ENI S.P.A .....................................           6,589
1,616,908        EXXON MOBIL CORP ..............................         141,237
   34,756        FORTUM OYJ ....................................             147
       37     b* FRIEDE GOLDMAN HALTER, INC ....................               0
   31,092        GAS NATURAL SDG S.A ...........................             503
   26,996      * GLOBAL MARINE, INC ............................             503
   98,921      * GULF CANADA RESOURCES LTD .....................             800
   65,437        HALLIBURTON CO ................................           2,330
   14,899        HELLENIC PETROLEUM S.A ........................              81
  693,539        HONG KONG & CHINA GAS CO LTD ..................             871
   22,184        HUSKY ENERGY, INC .............................             237
1,210,933        IHC CALAND NV .................................          60,998
   29,216        IMPERIAL OIL LTD ..............................             748
   36,006      e ITALGAS S.P.A .................................             315
  132,000        JAPAN ENERGY CORP .............................             279
   14,452        KERR-MCGEE CORP ...............................             958

  646,499        LATTICE GROUP PLC .............................           1,443
   21,295      * NABORS INDUSTRIES, INC ........................             792
   19,556        NEXEN, INC ....................................             491
  225,900        NIPPON MITSUBISHI OIL CO ......................           1,275
   20,400      * NOBLE DRILLING CORP ...,,......................             668
   27,671        NORSK HYDRO AS ................................           1,172
   15,000        NOVA CHEMICALS CORP ...........................             321
   56,563        OCCIDENTAL PETROLEUM CORP .....................           1,504
    2,548        OMV AG ........................................             214
  336,000        OSAKA GAS CO LTD ..............................           1,083
    8,800      * PENN WEST PETROLEUM LTD .......................             226
   26,461        PETRO-CANADA (VARIABLE VOTE) ..................             628
   17,330      * PETROLEUM GEO-SERVICES ASA ....................             175
    9,738      * PRECISION DRILLING CORP .......................             304
  175,433      e REPSOL YPF S.A ................................           2,896
   13,200      * RIO ALTO EXPLORATION LTD ......................             228
  670,622        ROYAL DUTCH PETROLEUM CO ......................          38,596
   58,101      * RUBICON LTD ...................................              16
1,855,480        SANTOS LTD ....................................           6,119
   83,135        SCHLUMBERGER LTD ..............................           4,377
   12,500        SHELL CANADA LTD ..............................             356
1,751,335        SHELL TRANSPORT & TRADING CO PLC ..............          14,557
   28,000      e SHOWA SHELL SEKIYU K.K ........................             163
    8,015        SMEDVIG AS SERIES A ...........................              73
    4,573        SMEDVIG AS SERIES B ...........................              37
    7,707      * SMITH INTERNATIONAL, INC ......................             462
1,077,800      * STATOIL ASA ...................................           7,966
   41,292        SUNCOR ENERGY, INC ............................           1,050
    1,893        TECHNIP S.A ...................................             265
   35,824      e TEIKOKU OIL CO LTD ............................             178
  516,000        TOKYO GAS CO LTD ..............................           1,568
   50,000        TONENGENERAL SEKIYU K.K .......................             332
  119,101        TOTAL FINA ELF S.A ............................          16,677
   10,800      * TOTAL FINA ELF S.A. (STRIP VVPR) ..............               0
   88,969        TRANS CANADA PIPELINES LTD ....................           1,099
   48,434        TRANSOCEAN SEDCO FOREX, INC ...................           1,998
   37,139        UNOCAL CORP ...................................           1,268
   47,090        USX (MARATHON GROUP) ..........................           1,390
   16,479      * WEATHERFORD INTERNATIONAL, INC ................             791
   22,658        WESTCOAST ENERGY, INC .........................             533
  664,967        WOODSIDE PETROLEUM LTD ........................           5,548
                                                                        --------
                 TOTAL ENERGY ..................................         468,978
                                                                        --------
FINANCIAL SERVICES--18.89%
  112,180        3I GROUP PLC ..................................           1,682
  265,330        ABBEY NATIONAL PLC ............................           4,646
  254,284        ABN-AMRO HOLDING NV............................           4,777

                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 55

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
  175,026        ACE LTD .......................................        $  6,842
   11,600        ACOM CO LTD ...................................           1,024
  172,416        AEGON NV ......................................           4,853
    3,000        AEON CREDIT SERVICE CO LTD ....................             178
   81,001        AFLAC, INC ....................................           2,551
    6,000        AIFUL CORP ....................................             541
   54,971        ALLEANZA ASSICURAZIONI ........................             580
       29        ALLEANZA ASSICURAZIONI (S/S) (NON CV) .........               0
   79,000        ALLGREEN PROPERTIES LTD .......................              48
   61,376      e ALLIANZ AG. (REGD) ............................          18,015
  191,914        ALLIED IRISH BANK PLC .........................           2,145
   12,567        ALLIED IRISH BANKS PLC ........................             145
  110,920        ALLSTATE CORP .................................           4,879
   26,208        ALPHA BANK S.A ................................             550
  520,030        AMERICAN EXPRESS CO ...........................          20,177
  959,574        AMERICAN INTERNATIONAL GROUP, INC .............          82,523
  208,000        AMOY PROPERTIES LTD ...........................             239
   76,939        AMP DIVERSIFIED PROPERTY TRUST ................              95
  208,607        AMP LTD .......................................           2,331
  132,511        AMVESCAP PLC ..................................           2,302
   35,925        AON CORP ......................................           1,257
  382,514        ASAHI BANK LTD ................................             828
  110,000      * ASHIKAGA BANK LTD .............................             168
  190,591        ASSICURAZIONI GENERALI S.P.A ..................           5,728
  266,585        AUSTRALIAN & NZ BANKING GROUP LTD .............           2,290
   18,153        AUSTRALIAN STOCK EXCHANGE LTD .................             131
   10,229        AVALONBAY COMMUNITIES, INC ....................             478
  260,793        AXA ...........................................           7,429
  152,270        BANCA DI ROMA .................................             464
   46,623        BANCA FIDEURAM S.P.A ..........................             443
   28,388      * BANCA INTESA S.P.A. PUT WTS 11/15/02 ..........              39
  153,200        BANCA MONTE DEI PASCHI SIENA ..................             477
  270,601        BANCA NAZIONALE DEL LAVORO ....................             848
   60,623      e BANCA POPOLARE DI MILANO ......................             239
4,399,777      * BANCO COMERCIAL PORTUGUES S.A. (REGD) .........          16,389
   20,023        BANCO ESPIRITO SANTO S.A. (REGD) ..............             274
  763,572        BANCO SANTANDER CENTRAL HISPANO S.A ...........           6,917
  843,797        BANK OF AMERICA CORP ..........................          50,653
  239,223        BANK OF EAST ASIA LTD .........................             555
   77,000      e BANK OF FUKUOKA LTD ...........................             346
  165,266        BANK OF IRELAND ...............................           1,637
   98,260        BANK OF MONTREAL ..............................           2,532
  112,496        BANK OF NEW YORK CO, INC ......................           5,400
   93,836        BANK OF NOVA SCOTIA ...........................           2,807
   22,082        BANK OF PIRAEUS ...............................             239
  171,344        BANK OF YOKOHAMA LTD ..........................             698
  176,650        BANK ONE CORP .................................           6,324
  309,852        BARCLAYS PLC ..................................           9,500
   71,651        BAYERISCHE HYPO-UND VEREINSBANK AG ............           3,500
  567,174        BCO BILBAO VIZCAYA ARGENTARIA S.A .............           7,337
   83,909        BENI STABILI S.P.A ............................              39
  265,233        BIPOP-CARIRE S.P.A ............................             997
   75,465        BNP PARIBAS GROUP .............................           6,568
   74,804        BPI-SGPS S.A. (REGD) ..........................             174
   91,032        BRITISH LAND CO PLC ...........................             621
   13,500        BROOKFIELD PROPERTIES CORP ....................             258
  175,992        BT OFFICE TRUST ...............................             136
   19,020      * BTG PLC .......................................             313
   24,007      * C.I. FUND MANAGEMENT, INC .....................             212
   29,000        CANADA LIFE FINANCIAL CORP ....................             841
   71,508        CANADIAN IMPERIAL BANK OF COMMERCE ............           2,434
  104,769      * CANARY WHARF GROUP PLC ........................             816
  203,250        CAPITALAND LTD ................................             279
  419,231        CGNU PLC ......................................           5,796
  717,000        CHEUNG KONG HOLDINGS LTD ......................           7,814
  112,460        CHIBA BANK LTD ................................             407
        1      * CHINESE ESTATES LTD ...........................               0
   26,700        CHUBB CORP ....................................           2,067
   117,400     e CHUO MITSUI TRUST & BANKING CO LTD ............             208
   19,622        CINCINNATI FINANCIAL CORP .....................             775
2,162,919        CITIGROUP, INC ................................         114,289
  359,225        CITY DEVELOPMENTS LTD .........................           1,390
   24,000      * CLARICA LIFE INSURANCE CO .....................             708
   22,210        CLOSE BROTHERS GROUP PLC ......................             263
   79,830        COLONIAL FIRST STATE PROPERTY TRUST ...........              85
   27,193        COMERICA, INC .................................           1,566
   12,901        COMMERCIAL BANK OF GREECE .....................             465
       26        COMMERZBANK AG ................................               1
  814,814      * COMMONWEALTH BANK OF AUSTRALIA ................          14,138
   17,566        COUNTRYWIDE CREDIT INDUSTRIES, INC ............             806
  629,280        CREDIT LYONNAIS S.A ...........................          22,706
  368,762        CREDIT SAISON CO LTD ..........................           8,959
   49,826        CREDIT SUISSE GROUP (REGD) ....................           8,191
   14,871        CRESCENT REAL ESTATE EQUITIES CO ..............             365
    1,862      * DAIKYO, INC ...................................               3
  275,000     e* DAIWA BANK LTD ................................             357
  227,148        DAIWA SECURITIES GROUP, INC ...................           2,377
  484,844        DBS GROUP HOLDINGS LTD ........................           3,566
  110,463        DEN DANSKE BANK AF 1871 .......................           1,985
   93,943        DEUTSCHE BANK AG. (REGD) ......................           6,713
    4,673        DEUTSCHE BOERSE AG ............................             164
  209,101        DEUTSCHE OFFICE TRUST .........................             143

  104,955        DEXIA .........................................           1,665
2,114,319        DNB HOLDING ASA ...............................           9,172
  233,768        DRESDNER BANK AG. (REGD) ......................          10,647
   15,671        DROTT AB SERIES B .............................             163
   24,837        EFG EUROBANK ERGASIAS .........................             315
   44,936        EQUITY OFFICE PROPERTIES TRUST ................           1,421
   19,386        EQUITY RESIDENTIAL PROPERTIES TRUST ...........           1,096
    4,613        ERSTE BANK DER OESTER SPARK AG ................             230
      933        EURAZEO .......................................              54
      626      * EVERGO CHINA HOLDINGS LTD .....................               0
    1,945      * FAIRFAX FINANCIAL HOLDINGS LTD ................             292
  415,360        FANNIE MAE ....................................          35,368
  105,603        FREDDIE MAC ...................................           7,392
  243,456        FIFTH THIRD BANCORP ...........................          14,620
  149,327        FIRST UNION CORP ..............................           5,217
  655,636        FLEETBOSTON FINANCIAL CORP ....................          25,865
   96,630        FORTIS B ......................................           2,331
    6,260      * FORTIS B CVG 07/20/01 .........................              65
   73,446      * FORTIS B NPV (STRIP VVPR) .....................               1
  177,939        GANDEL RETAIL TRUST ...........................             101
      677        GECINA ........................................              56
  346,799        GENERAL PROPERTY TRUST ........................             490
    8,406        GJENSIDIGE NOR SPAREBANK ......................             239
   24,180        GOLDEN WEST FINANCIAL CORP ....................           1,553
   40,509        GREAT PORTLAND ESTATES PLC ....................             161
   17,202        GREEN PROPERTY PLC ............................             114
   47,000        GUNMA BANK LTD ................................             224
  418,049        HALIFAX GROUP PLC .............................           4,833
   48,895        HAMMERSON PLC .................................             330
  144,413        HANG SENG BANK LTD ............................           1,481
   36,138        HARTFORD FINANCIAL SERVICES GROUP, INC ........           2,472
  977,000        HENDERSON LAND DEVELOPMENT CO LTD .............           4,334
  112,000      * HOKURIKU BANK LTD .............................             206
  187,000        HONG KONG EXCHANGES & CLEARING LTD ............             333
   26,854        HOST MARRIOTT CORP (NEW) ......................             336
   68,000        HOTEL PROPERTIES LTD ..........................              53
   70,824        HOUSEHOLD INTERNATIONAL, INC ..................           4,724
  223,043        HSBC HOLDINGS PLC (HONG KONG) .................           2,638
1,431,370        HSBC HOLDINGS PLC (UNITED KINGDOM) ............          16,960
   34,354        HUNTINGTON BANCSHARES, INC ....................             562
  117,531        HYSAN DEVELOPMENT CO LTD ......................             150
  158,670      * ING GROEP NV ..................................          10,370
    8,738        INMOBILIARIA URBIS S.A ........................              33
    3,695        INTERAMERICAN HELLENIC LIFE INSURANCE CO ......              63
    137,493      INTESA BCI DI RISP (SAVINGS)...................             314

                      SEE NOTES TO FINANCIAL STATEMENTS
56 College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
5,523,617      e INTESA BCI S.P.A ...............................        $19,500
  143,600      * INTESA BCI S.P.A. WT 05/31/02 ..................            103
   19,072        INVESTORS GROUP INC ............................            269
   47,813        IRISH LIFE AND PERMANENT PLC ...................            559
   23,374        JEFFERSON-PILOT CORP ...........................          1,129
   47,274        JOHN HANCOCK FINANCIAL SERVICES, INC ...........          1,903
  145,415        JOYO BANK LTD ..................................            436
  957,721        JP MORGAN CHASE & CO ...........................         42,714
   20,358        KBC BANCASSURANCE HOLDINGS NV ..................            724
1,151,000        KEPPEL LAND LTD ................................          1,447
   64,793        KEYCORP ........................................          1,688
   96,007        LAND SECURITIES PLC ............................          1,180
  946,048        LEGAL & GENERAL GROUP PLC ......................          2,145
  158,334        LEHMAN BROTHERS HOLDINGS, INC ..................         12,310
   81,039        LEND LEASE CORP LTD ............................            517
   29,121        LINCOLN NATIONAL CORP ..........................          1,507
4,932,066        LLOYDS TSB GROUP PLC ...........................         49,353
   33,189        MACQUARIE BANK LTD .............................            621
  171,619        MACQUARIE INFRASTRUCTURE GROUP .................            271
   40,926        MAN GROUP PLC ..................................            550
1,770,336        MANULIFE FINANCIAL CORP ........................         49,403
   42,165        MARSH & MCLENNAN COS, INC ......................          4,259
   22,537        MBIA, INC ......................................          1,255
  104,067        MBNA CORP ......................................          3,429
   99,287        MEDIOBANCA S.P.A ...............................          1,061
   37,174        MEDIOLANUM S.P.A ...............................            375
  441,731        MELLON FINANCIAL CORP ..........................         20,320
  313,018        MERRILL LYNCH & CO, INC ........................         18,546
  692,831        METROPOLITAN LIFE INSURANCE CO .................         21,464
2,302,000        METROPOLITAN LIFE LTD ..........................          2,730
    9,606        METROVACESA S.A ................................            137
   16,346        MGIC INVESTMENT CORP ...........................          1,187
  106,441        MIRVAC GROUP ...................................            201
1,121,000        MITSUBISHI ESTATE CO LTD .......................         10,309
    1,933        MITSUBISHI TOKYO FINANCIAL .....................         16,119
1,161,000        MITSUI FUDOSAN CO LTD ..........................         12,511
  126,000        MITSUI MARINE & FIRE INSURANCE CO LTD ..........            645
    2,392        MIZUHO HOLDINGS, INC ...........................         11,124
  341,738        MORGAN STANLEY DEAN WITTER & CO ................         21,950
   16,251      e MUENCHENER RUECKVER AG. (REGD) .................          4,561
  979,806        NATIONAL AUSTRALIA BANK LTD ....................         17,450
   35,427      * NATIONAL BANK OF CANADA ........................            677
   34,434        NATIONAL BANK OF GREECE S.A ....................          1,020
   83,638        NATIONAL CITY CORP .............................          2,574
   29,823        NATIONAL COMMERCE FINANCIAL CORP ...............            727
  260,377      * NEW WORLD DEVELOPMENT CO LTD ...................            317
    2,100      e NICHIEI CO LTD (KYOTO) .........................             18
  232,000        NIKKO SECURITIES CO LTD ........................          1,858
    8,000        NIPPON SHINPAN CO LTD ..........................             16
1,267,000        NOMURA SECURITIES CO LTD .......................         24,280
  268,191        NORDEA AB ......................................          1,528
   32,450        NORDEA AB ADR ..................................            184
  131,100        NORDEA AB (DENMARK) ............................            753
   24,690        NORTH FORK BANCORP, INC ........................            765
  197,706        NORTHERN TRUST CORP ............................         12,357
3,308,675        NRMA INSURANCE GROUP LTD .......................          5,719
1,600,000        OLD MUTUAL PLC .................................          3,668
    8,000      * ORIENT CORP ....................................             15
   12,900        ORIX CORP ......................................          1,255
  184,925        OVERSEAS-CHINESE BANKING CORP LTD ..............          1,208
  122,000        PARKWAY HOLDINGS LTD ...........................             63
  138,057        PNC FINANCIAL SERVICES GROUP, INC ..............          9,083
    3,262        POHJOLA GROUP INSURANCE CORP ...................             63
   21,600        POWER FINANCIAL CORP ...........................            455
   10,121        PROGRESSIVE CORP ...............................          1,368
   13,300        PROMISE CO LTD .................................          1,096
   41,850        PROVIDENT FINANCIAL PLC ........................            438
   43,531        PROVIDIAN FINANCIAL CORP .......................          2,577
  369,237        PRUDENTIAL PLC .................................          4,471
  809,515        QBE INSURANCE GROUP LTD ........................          4,858
   72,813        RAS S.P.A ......................................            895
3,129,796        ROYAL & SUN ALLIANCE INSURANCE GROUP PLC .......         23,549
  111,825        ROYAL BANK OF CANADA ...........................          3,579
   16,100      * ROYAL BANK OF CANADA (U.S.) ....................            513
1,214,286      * ROYAL BANK OF SCOTLAND GROUP PLC ...............          1,511
2,219,687        ROYAL BANK OF SCOTLAND GROUP PLC ...............         48,918
   19,500        SAFECO CORP ....................................            575
    1,294        SAI S.P.A ......................................             20
    5,819        SAI S.P.A. (S/S) (NON-VOTE) CV .................             48
   45,595        SAMPO OYJ SERIES A SHARES ......................            388
  165,744      e SAN PAOLO-IMI S.P.A ............................          2,124
      235      * SANWA BANK LTD .................................              1
   26,204        SCHRODERS PLC (NEW) ............................            301
  180,010        SCHWAB (CHARLES) CORP ..........................          2,754
   58,000        SEVENTY-SEVENTH (77TH) BANK LTD ................            328
  116,000        SHIZUOKA BANK LTD ..............................            973
    1,442        SIMCO S.A. (REGD) ..............................             93
   23,200        SIMON PROPERTY GROUP, INC ......................            695
  132,000        SINGAPORE EXCHANGE LTD .........................             84
   25,000        SINGAPORE LAND LTD .............................             53
  255,936        SINO LAND CO LTD ...............................            107
  169,262        SKANDIA FORSAKRINGS AB .........................          1,555
   98,125      e SKANDINAVISKA ENSKILDA BANKEN SERIES A .........            933
   50,500        SLOUGH ESTATES PLC .............................            245

   57,973        SOCIETE GENERALE S.A ...........................          3,433
   51,647        SOUTHTRUST CORP ................................          1,343
   33,124        ST. PAUL COS, INC ..............................          1,679
   30,188        STARWOOD HOTELS & RESORTS WORLDWIDE ............          1,125
   49,248        STATE STREET CORP ..............................          2,437
1,055,386        STOCKLAND TRUST GROUP (UNITS) ..................          2,157
   44,300        STOREBRAND ASA SERIES A ........................            316
   93,972        SUMITOMO MARINE & FIRE INSURANCE CO LTD ........            525
1,659,785        SUMITOMO MITSUI BANKING CORP ...................         13,707
  991,000        SUMITOMO REALTY & DEVELOPMENT CO LTD ...........          5,896
  157,000        SUMITOMO TRUST & BANKING CO LTD ................            988
  991,585        SUN HUNG KAI PROPERTIES LTD ....................          8,931
   79,138        SUN LIFE FINANCIAL SERVICES OF CANADA ..........          1,893
  529,410      e SUNCORP-METWAY LTD .............................          4,036
   38,454        SUNTRUST BANKS, INC ............................          2,491
   34,000        SURUGA BANK LTD ................................            286
   89,279        SVENSKA HANDELSBANKEN SERIES A .................          1,275
   24,968        SVENSKA HANDELSBANKEN SERIES B FREE ............            350
    2,542        SWISS REINSURANCE CO (REGD) ....................          5,080
   14,300        TAKEFUJI CORP ..................................          1,299
   25,725        THE GOLDMAN SACHS GROUP, INC ...................          2,207
  893,000        TOKIO MARINE & FIRE INSURANCE CO LTD ...........          8,341
    5,789      * TOPDANMARK AS ..................................            153
   18,100        TOWER LTD ......................................             38
   26,059        TRIZEC HAHN CORP ...............................            478
   78,770        UBS AG. (REGD) .................................         11,281
      426        UFJ HOLDIMGS, INC ..............................          2,292
    7,545        UNIBAIL S.A ....................................            409
  591,510      e UNICREDITO ITALIANO S.P.A ......................          2,539
  168,744        UNITED OVERSEAS BANK LTD .......................          1,065
   51,200        UNITED OVERSEAS LAND LTD .......................             53
   29,493        UNUMPROVIDENT CORP .............................            947
  564,176        U.S. BANCORP (NEW) .............................         12,858
   24,962      * VALLEHERMOSO S.A ...............................            159
   30,403        WACHOVIA CORP ..................................          2,163
  134,015        WASHINGTON MUTUAL, INC .........................          5,032
   29,760     e* WCM BETEILIGUNGS & GRUNDBESITZ AG ..............            315
  260,966        WELLS FARGO & CO ...............................         12,117
   84,717        WESTFIELD HOLDINGS LTD .........................            603
  319,019        WESTFIELD TRUST (UNITS) ........................            544
   11,468      * WESTFIELD TRUST (UNITS) (NEW) ..................             19
  295,861        WESTPAC BANKING CORP ...........................          2,173
    147,000      WING TAI HOLDINGS LTD                                        71

                        SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 57

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  FINANCIAL SERVICES--(CONTINUED)
  165,629        XL CAPITAL LTD (CLASS A) ....................        $   13,598
  383,000     b* YAMAICHI SECURITIES CO LTD ..................                 6
  128,000        YASUDA FIRE & MARINE INSURANCE CO LTD .......               795
   11,940        ZIONS BANCORP ...............................               704
   15,626        ZURICH FINANCIAL SERVICES ...................             5,329
                                                                      ----------
                 TOTAL FINANCIAL SERVICES ....................         1,363,240
                                                                      ----------
HEALTH CARE--11.25%
  925,832        ABBOTT LABORATORIES CO ......................            44,449
   21,605      * AETNA, INC (NEW) ............................               559
   11,943        ALTANA AG ...................................               454
  543,608        AMERICAN HOME PRODUCTS CORP .................            31,768
  608,736      * AMGEN, INC ..................................            36,938
   32,203        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .....               861
    9,350      * APPLERA CORP (CELERA GENOMICS GROUP) ........               371
   81,492        ASTRAZENECA PLC .............................             3,766
  248,238        ASTRAZENECA PLC (UNITED KINGDOM) ............            11,566
  126,442        AVENTIS S.A .................................            10,094
   23,000        BANYU PHARMACEUTICAL CO LTD .................               421
  440,616        BAXTER INTERNATIONAL, INC ...................            21,590
   36,975        BECTON DICKINSON & CO .......................             1,323
   22,937      * BIOGEN, INC .................................             1,247
   25,910        BIOMET, INC .................................             1,245
   18,900      * BIOVAIL CORP ................................               822
   48,871      * BOSTON SCIENTIFIC CORP ......................               831
  772,935        BRISTOL-MYERS SQUIBB CO .....................            40,425
  313,264        CARDINAL HEALTH, INC ........................            21,615
   49,286      * CELLTECH GROUP PLC ..........................               830
   16,073      * CHIRON CORP .................................               820
  225,000      e CHUGAI PHARMACEUTICAL CO LTD ................             3,422
   23,440        CIGNA CORP ..................................             2,246
    7,055        COCHLEAR LTD ................................               140
    2,514        COLOPLAST A/S SERIES B ......................               118
  142,294        CSL LTD .....................................             3,449
   44,714        DAIICHI PHARMACEUTICAL CO LTD ...............             1,034
   29,424      * DURECT CORP .................................               383
   50,000        EISAI CO LTD ................................             1,121
   30,120      * ELAN CORP PLC ...............................             1,861
   29,483      * ELAN CORP PLC (SPON ADR) ....................             1,798
   41,457        F.H. FAULDING & CO LTD ......................               271
    7,691        FRESENIUS MEDICAL CARE AG ...................               544
   31,000        FUJISAWA PHARMACEUTICAL CO LTD ..............               701
   42,223        GAMBRO AB (CLASS A) .........................               258
   15,396        GAMBRO AB (CLASS B) .........................                93
    6,143        GEHE AG .....................................               239
   32,047      * GENENTECH, INC ..............................             1,766
  151,999      * GENERALE DE SANTE ...........................             2,477
   29,264      * GENZYME CORP (GENERAL DIVISION) .............             1,785
2,457,665        GLAXOSMITHKLINE PLC .........................            69,129
   47,149      * GUIDANT CORP ................................             1,697
   13,197        H. LUNDBECK A/S .............................               375
   79,772        HCA-THE HEALTHCARE CO .......................             3,605
  611,030      * HEALTH MANAGEMENT ASSOCIATES, INC ...........            12,856
   59,481      * HEALTHSOUTH CORP ............................               950
   17,222      * HUMAN GENOME SCIENCES, INC ..................             1,038
   22,504      * IDEC PHARMACEUTICALS CORP ...................             1,523
   49,581      * IMMUNEX CORP ................................               880
   44,931        IMS HEALTH, INC .............................             1,281
    4,136        INSTRUMENTARIUM OYJ SERIES B FREE ...........               117
1,170,003        JOHNSON & JOHNSON ...........................            58,500
    4,000      e KAKEN PHARMACEUTICAL CO LTD .................                34
   57,000        KYOWA HAKKO KOGYO CO LTD ....................               379
  367,080        LILLY (ELI) & CO ............................            27,164
      400     b* LOEWEN GROUP, INC ...........................                 0
   22,306        LUXOTTICA GROUP SPA .........................               374
   43,509        MCKESSON HBOC, INC ..........................             1,615
   23,514        MDS, INC ....................................               267
   30,857      * MEDIMMUNE, INC ..............................             1,456
  184,536        MEDTRONIC, INC ..............................             8,491
   10,612        MERCK KGAA ..................................               373
1,029,120        MERCK & CO, INC .............................            65,771
   29,904      * MILLENNIUM PHARMACEUTICALS, INC .............             1,064
    4,305        NOBEL BIOCARE AB ............................               145
  537,619        NOVARTIS AG. (REGD) .........................            19,456
   44,702        NOVO NORDISK AS (CLASS B) ...................             1,977
  113,164        NYCOMED AMERSHAM PLC ........................               820
    2,514        OMEGA PHARMA SA .............................                97
    4,935        ORION-YHTYMA OYJ (CLASS B) ..................                79
    1,417        ORION-YHTYMA OYJ SERIES A ...................                23
2,698,074        PFIZER, INC .................................           108,058
  534,366        PHARMACIA CORP ..............................            24,554
       54        PHONAK HOLDING AG (REGD) ....................               162
   21,774      * QIAGEN N.V ..................................               479
    9,173      * QLT PHOTOTHERAPEUTICS, INC ..................               181
   10,755      * QUEST DIAGNOSTICS, INC ......................               805
    4,300        ROCHE HOLDING AG. (BR) ......................               350
  137,971        ROCHE HOLDING AG. (GENUSSCHEINE) ............             9,940
  364,100        SANKYO CO LTD ...............................             6,569
   73,338        SANOFI-SYNTHELABO S.A .......................             4,812
   34,523        SCHERING AG .................................             1,800
  397,735        SCHERING-PLOUGH CORP ........................            14,414
   39,933        SERONO S.A. (CLASS B) .......................            39,611

  290,000        SHIONOGI & CO LTD ...........................             6,046
  140,214        SMITH & NEPHEW PLC ..........................               728
   30,045        SONIC HEALTHCARE LTD ........................               121
   21,011        SSL INTERNATIONAL PLC .......................               148
   12,428      * ST. JUDE MEDICAL, INC .......................               746
   17,959        STRYKER CORP ................................               985
    6,000        SUZUKEN CO LTD ..............................               168
       90      * SYNAVANT, INC ...............................                 1
      742        SYNTHES-STRATEC, INC ........................               455
   34,000        TAISHO PHARMACEUTICAL CO LTD ................               639
  541,000        TAKEDA CHEMICAL INDUSTRIES LTD ..............            25,159
    2,047        TECAN GROUP AG-REG ..........................               170
  380,277      * TENET HEALTHCARE CORP .......................            19,618
   30,900        TERUMO CORP .................................               567
   17,729        UCB S.A .....................................               616
   49,175        UNITEDHEALTH GROUP, INC .....................             3,037
   18,911       * WATERS CORP ................................               522
    9,155       * WELLPOINT HEALTH NETWORKS, INC .............               863
    5,969       * WILLIAM DEMANT HOLDING .....................               166
   55,964        YAMANOUCHI PHARMACEUTICAL CO LTD ............             1,571
   31,209        ZELTIA S.A ..................................               318
                                                                      ----------
                 TOTAL HEALTH CARE ...........................           811,616
                                                                      ----------
OTHER--3.79%
   17,969        ADECCO S.A. (REGD) ..........................               846
  178,028        AEGIS GROUP PLC .............................               263
   39,511        AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A ......               239
    3,655        AMER GROUP ..................................                84
2,082,443        ASSA ABLOY AB SERIES B ......................            29,748
   47,603        AUCKLAND INTERNATIONAL AIRPORT LTD ..........                73
  191,318        BAA PLC .....................................             1,776
   13,600        BENESSE CORP ................................               426
   13,987        BLOCK (H&R), INC ............................               903
   30,255        BRASCAN CORP (CLASS A) ......................               519
  222,600      * BRIERLEY INVESTMENTS LTD (SINGAPORE) ........                62
  106,290        CAPITA GROUP PLC ............................               691
  111,548      * CENDANT CORP ................................             2,175
   29,264      * CGI GROUP, INC (CLASS A) ....................               167
   86,430        CHUBB PLC ...................................               202
   18,054        CINTAS CORP .................................               835
   10,000        DAIWA KOSHO LEASE CO LTD ....................                27
   11,946        DCC PLC .....................................               111
   35,963        DE LA RUE PLC ...............................               266
   56,808        DEUTSCHE POST AG. (REGD) ....................               899
  537,214    e*  DIMENSION DATA HOLDINGS PLC..................             2,056

                       SEE NOTES TO FINANCIAL STATEMENTS
58  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  OTHER--(CONTINUED)
   29,499       DOVER CORP ......................................       $  1,111
   69,013       ELECTROCOMPONENTS PLC ...........................            522
    1,982       FLUGHAFEN WIEN AG ...............................             64
   23,290       FORTUNE BRANDS, INC .............................            893
  345,898       FUGRO NV ........................................         19,269
    3,400       FUJI SOFT ABC, INC ..............................            200
    3,274     * GROUP 4 FALCK A/S ...............................            374
   14,182       GROUPE BRUXELLES LAMBERT S.A ....................            795
   17,844       HAGEMEYER NV ....................................            344
   30,000       HAW PAR CORP LTD ................................             71
6,090,864       HAYS PLC ........................................         15,698
  415,584       HONEYWELL INTERNATIONAL, INC ....................         14,541
  908,382       HUTCHINSON WHAMPOA LTD ..........................          9,171
  252,324     * IMPERIAL HOLDINGS LTD ...........................          2,113
    2,000       INCHAPE MOTORS ..................................              2
    6,463     * ISS - INTERNATIONAL SERVICE SYSTEM A/S ..........            378
  232,000       ITOCHU CORP .....................................            943
   13,436       ITT INDUSTRIES, INC .............................            595
  108,500       KEPPEL CORP LTD .................................            216
   76,384       KIDDE PLC .......................................             88
    2,101       M.J. MAILLIS S.A ................................             13
   11,587       MANPOWER, INC ...................................            346
  273,000     * MARUBENI CORP ...................................            525
    6,900       MEITEC CORP .....................................            231
    1,100     * MELCO INTERNATIONAL DEVELOPMENT LTD .............              0
8,141,768     * MICHAEL PAGE INTERNATIONAL ......................         16,031
  197,000       MITSUBISHI CORP .................................          1,587
  216,000       MITSUI & CO LTD .................................          1,453
   22,343       MOODY'S CORP ....................................            748
   13,940       OCE NV ..........................................            146
   13,800       OM AB ...........................................            175
   23,600       ONEX CORP .......................................            358
    2,227     * OSTASIATISKE KOMPAGNI ...........................             51
    1,600       OYO CORP ........................................             23
  189,107       PACIFIC DUNLOP LTD ..............................             81
   30,989     * POWER CORP OF CANADA ............................            715
   26,048       PREUSSAG AG .....................................            796
      984       PROSEGUR COMPANIA DE SEGURIDAD S.A ..............             13
    8,594       QUEBECOR, INC (CLASS B) .........................            144
  342,287       RENTOKIL INITIAL PLC ............................          1,160
   24,227     * ROBERT HALF INTERNATIONAL, INC ..................            603
  751,881     * SEAT-PAGINE GIALLE S.P.A ........................            773
   36,900       SECOM CO LTD ....................................          2,059
  101,217       SECURICOR PLC ...................................            235
   58,824       SECURITAS AB SERIES B FREE ......................          1,029
   44,233       SERVICEMASTER CO ................................            531
   32,900     e SOFTBANK CORP ...................................          1,079
  105,944       SOUTHCORP LTD ...................................            410
   11,000     * STELUX HOLDINGS INTERNATIONAL LTD ...............              0
  125,000       SUMITOMO CORP ...................................            875
      714       SURVEILLANCE S.A. SOCIETE DE ....................            129
  177,800       SWIRE PACIFIC LTD (CLASS A) .....................            921
   27,744       TELEFONICA PUBLICIDAD E INFORMACION S.A .........            132
   21,488       TEXTRON, INC ....................................          1,183
    4,843       TIS, INC ........................................            188
   10,600     * TMP WORLDWIDE, INC ..............................            636
   63,298       TNT POST GROUP NV ...............................          1,321
   10,000     * TOKYO DOME CORP .................................             30
    3,100       TRANS COSMOS, INC ...............................            126
1,265,967       TYCO INTERNATIONAL LTD ..........................         68,995
   25,000       UNITED INDUSTRIAL CORP ..........................             12
  244,103       UNITED TECHNOLOGIES CORP ........................         17,883
4,267,512       VEDIOR NV .......................................         38,658
   52,187     e WESFARMERS LTD ..................................            719
  231,045       WHARF HOLDINGS LTD ..............................            483
                                                                        --------
                TOTAL OTHER .....................................        273,362
                                                                        --------
PRODUCER DURABLES--5.18%
   99,584       ABB LTD .........................................          1,464
  114,214       ABB LTD (SWITZERLAND) ...........................          1,728
   41,510     e ADVANTEST CORP ..................................          3,558
    8,131       AIXTRON AG ......................................            233
   34,259       ALSTOM ..........................................            953
   40,000       AMADA CO LTD ....................................            202
   18,000       AMANO CORP ......................................            135
    7,196       ATLAS COPCO AB SERIES A FREE ....................            142
   28,014       ATLAS COPCO AB SERIES B FREE ....................            543
       43     * AXCELIS TECHNOLOGIES, INC .......................              1
   70,648       BALFOUR BEATTY PLC ..............................            198
    1,629       BARCO (NEW) NV ..................................             73
    2,671       BEWCKISER WASSER TECHNIK AG .....................             76
    1,476       BOMBARDIER, INC (CLASS A) .......................             22
  192,768       BOMBARDIER, INC (CLASS B) .......................          2,896
      615       BROTHERS INDUSTRIES LTD .........................              2
   52,486       CATERPILLAR, INC ................................          2,627
  109,000     * CHARTERED SEMICONDUCTOR MANUFACTURING LTD .......            273
   14,215       COOPER INDUSTRIES, INC ..........................            563
   17,000       DAIFUKU CO LTD ..................................             84
   32,000       DAIKIN INDUSTRIES LTD ...........................            593
    5,000       DANIELI & CO ....................................             18
   35,840       DEERE & CO ......................................          1,357

   10,440       EATON CORP ......................................            732
   45,000       EBARA CORP ......................................            372
   65,478       EMERSON ELECTRIC CO .............................          3,961
   21,300       FANUC LTD .......................................          1,061
      695       FISCHER (GEORGE) LTD (REGD) .....................            167
  100,132       FKI PLC .........................................            396
    7,659       FLS INDUSTRIES AS (CLASS B) .....................             82
   73,000       FUJI ELECTRIC CO LTD ............................            240
    4,300       FUJI MACHINE MANUFACTURING CO LTD ...............             79
  310,476       FUJITSU LTD .....................................          3,261
3,937,709       GENERAL ELECTRIC CO .............................        191,963
   10,043       GRAINGER (W.W.), INC ............................            413
1,989,000     * HITACHI LTD .....................................         19,536
  147,000     * HITACHI ZOSEN CORP ..............................            139
   39,448       ILLINOIS TOOL WORKS, INC ........................          2,497
   22,424       IMI PLC .........................................             71
   23,247       INGERSOLL-RAND CO ...............................            958
  636,471       INVENSYS PLC ....................................          1,208
  199,000       ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES ............            491
  235,000     * KAWASAKI HEAVY INDUSTRIES LTD ...................            388
  141,689       KOMATSU LTD .....................................            650
   12,000       KOMORI CORP .....................................            164
    2,045       KONE CORP SERIES B ..............................            139
  479,489       KONINKLIJKE PHILIPS ELECTRONICS NV ..............         12,710
   12,000       KOYO SEIKO CO LTD ...............................             61
  174,533       KUBOTA CORP .....................................            694
    5,710     * KUDELSKI S.A. (BR) ..............................            480
   22,000       KURITA WATER INDUSTRIES LTD .....................            303
   14,268     * KVAERNER INDUSTRIER AS SERIES A .................            100
      776     * LOGITECH INTERNATIONAL S.A. (REGD) ..............            249
    5,000       MABUCHI MOTOR CO LTD ............................            512
   14,375       MAGNA INTERNATIONAL, INC (CLASS A) ..............            883
    3,000       MAKINO MILLING MACHINE CO LTD ...................             13
   19,000       MAKITA CORP .....................................            120
   71,000       MATSUSHITA ELECTRIC WORKS LTD ...................            821
   20,744       METSO OYJ .......................................            230
   60,655       MINNESOTA MINING & MANUFACTURING CO .............          6,921
  309,000       MITSUBISHI ELECTRIC CORP ........................          1,531
  545,468       MITSUBISHI HEAVY INDUSTRIES LTD .................          2,489
  114,000     * MITSUI ENGINEERING & SHIPBUILDING CO LTD ........            176
   25,000       MORI SEIKI CO LTD ...............................            204
    3,479     * NEG MICON A/S ...................................            158
   48,000       NIKON CORP ......................................            456
  257,704       NEC CORP.........................................          3,482


                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 59

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
PRODUCER DURABLES--(CONTINUED)

    4,430        NKT HOLDING A/S ...............................        $     60
   84,000        NSK LTD .......................................             363
   65,000        NTN CORP ......................................             180
   86,000        OKI ELECTRIC INDUSTRY CO LTD ..................             417
    8,513        OKUMA CORP ....................................              22
   31,687        PACE MICRO TECNOLOGY PLC ......................             170
   17,805        PARKER HANNIFIN CORP ..........................             756
   37,779        PITNEY BOWES, INC .............................           1,591
   27,834        ROCKWELL INTERNATIONAL CORP ...................           1,061
   30,000        SANDEN CORP ...................................             120
   46,379        e SANDVIK AB ..................................             933
      126        SCHINDLER HOLDING LTD (REGD) ..................             140
  383,824        e SCHNEIDER ELECTRIC S.A ......................          21,219
  186,000        SEMBCORP INDUSTRIES LTD .......................             164
    3,494        * SGL CARBON AG ...............................             121
  157,703        SIEMENS AG. (REGD) ............................           9,546
2,737,500        SINGAPORE TECHNOLOGIES ENGINEERING LTD ........           3,876
   88,200        SMC CORP ......................................           9,441
   35,419        SMITH (HOWARD) LTD ............................             244
   25,000        STANLEY ELECTRIC CO LTD .......................             232
      543        SULZER AG. (REGD) .............................             173
   80,000        * SUMITOMO HEAVY INDUSTRIES LTD ...............             112
      615        SVENSKA KULLAGERFABRIKEN AB SERIES A ..........               9
   17,095        e SVENSKA KULLAGERFABRIKEN AB SERIES B ........             269
    9,000        TAKUMA CO LTD .................................              90
    6,667        * TANDBERG ASA ................................              85
   27,655        * THERMO ELECTRON CORP ........................             609
   15,000        THK CO LTD ....................................             282
   84,500        TOKYO ELECTRON LTD ............................           5,115
   33,619        TOMRA SYSTEMS AS ..............................             519
  521,000        * TOSHIBA CORP ................................           2,753
   25,100        TOYODA AUTOMATIC LOOM WORKS LTD ...............             517
    4,000        TSUBAKIMOTO CHAIN CO ..........................              13
   18,000        USHIO, INC ....................................             247
    2,429        VA TECHNOLOGIE AG. (BR) .......................              78
  617,536        VESTAS WIND SYSTEMS A/S .......................          28,791
    8,639        WARTSILA OYJ SERIES B .........................             174
   95,317        WASTE MANAGEMENT, INC .........................           2,938
  101,912        XEROX CORP ....................................             975
   42,000        YOKOGAWA ELECTRIC CORP ........................             374
    2,536        ZARDOYA OTIS S.A ..............................              23
                                                                        --------
                 TOTAL PRODUCER DURABLES .......................         374,104
                                                                        --------
TECHNOLOGY--15.58%
  119,293        * ADC TELECOMMUNICATIONS, INC .................             787
   36,516        ADOBE SYSTEMS, INC ............................           1,716
   48,050        * ADVANCED MICRO DEVICES, INC .................           1,388
1,790,668        * AGERE SYSTEMS, INC (CLASS A) ................          13,430
   62,715        * AGILENT TECHNOLOGIES, INC ...................           2,038
  157,747          ALCATEL .....................................           3,299
      682          ALCATEL (OPTRONICS) .........................               8
  166,455          ALCATEL S.A. (SPON ADR) .....................           3,452
    7,500          ALIANT, INC .................................             170
   27,000          ALPS ELECTRIC CO LTD ........................             252
   10,342          ALTRAN TECHNOLOGIES SA ......................             482
   25,306        * AMERICAN POWER CONVERSION CORP ..............             399
   54,934        * ANALOG DEVICES, INC .........................           2,376
   14,000          ANRITSU CORP ................................             212
   50,272        * APPLE COMPUTER, INC .........................           1,169
  408,480        * APPLIED MATERIALS, INC ......................          20,056
   45,569        * APPLIED MICRO CIRCUITS CORP .................             784
  183,954        * ARM HOLDINGS PLC ............................             695
1,619,000          ASAHI GLASS CO LTD ..........................          13,448
    3,546          ASCOM HOLDING AG ............................             164
2,768,529        * ASML HOLDING NV .............................          62,088
   32,500          ASM PACIFIC TECHNOLOGY LTD ..................              58
   42,261        * ATI TECHNOLOGIES, INC .......................             395
   63,696        * ATMEL CORP ..................................             859
    3,291        * ATOS ORIGIN .................................             237
   97,009          AUTOMATIC DATA PROCESSING, INC ..............           4,821
   43,146        * AVAYA, INC ..................................             591
   14,916          AVERY DENNISON CORP .........................             761
  357,886        * BEA SYSTEMS, INC ............................          10,991
   37,491        * BMC SOFTWARE, INC ...........................             845
   27,444        * BROADCOM CORP (CLASS A) .....................           1,174
   32,788        * BROCADE COMMUNICATIONS SYSTEMS, INC .........           1,442
    9,661        * BUSINESS OBJECTS ............................             231
   14,900        * C-MAC INDUSTRIES, INC .......................             395
   37,516        * CADENCE DESIGN SYSTEMS, INC .................             699
   18,774        * CAE, INC ....................................             365
  522,000          CANON, INC ..................................          21,094
   18,812          CAP GEMINI S.A ..............................           1,370
   30,622        * CELESTICA, INC ..............................           1,572
   22,216        * CERIDIAN CORP (NEW) .........................             426
   44,590        * CIENA CORP ..................................           1,694
2,587,205        * CISCO SYSTEMS, INC ..........................          47,087
   66,000          CITIZEN WATCH CO LTD ........................             402
   28,304        * CITRIX SYSTEMS, INC .........................             988
   97,990          CMG PLC .....................................             429

   15,147      * COGNOS, INC ...................................             266
1,098,605        COMPAQ COMPUTER CORP ..........................          17,017
   70,917        COMPUTER ASSOCIATES INTERNATIONAL, INC ........           2,553
   23,141      * COMPUTER SCIENCES CORP ........................             801
   83,431        COMPUTERSHARE LTD .............................             261
   55,742      * COMPUWARE CORP ................................             780
   22,805      * COMVERSE TECHNOLOGY, INC ......................           1,302
   32,190      * CONCORD EFS, INC ..............................           1,674
   23,464      * CONVERGYS CORP ................................             710
  141,704        CORNING, INC ..................................           2,368
   10,500        CREATIVE TECHNOLOGY LTD .......................              88
   13,200        CSK CORP ......................................             411
  112,000        DAI NIPPON PRINTING CO LTD ....................           1,367
    6,121        DAINIPPON SCREEN MANUFACTURING CO LTD .........              26
    9,295        DASSAULT SYSTEMES S.A .........................             358
  851,144      * DELL COMPUTER CORP ............................          22,257
   12,340      * DST SYSTEMS, INC ..............................             650
   22,689      * EBAY, INC .....................................           1,554
    8,416      * EDB BUSINESS PARTNER ASA ......................              72
    4,015      * EIDOS PLC .....................................              14
   11,348      * EIDOS PLC RTS .................................              14
    2,400        ELEC & ELTEK INTERNATIONAL HOLDINGS LTD .......               0
   20,314      * ELECTRONIC ARTS, INC ..........................           1,176
   71,399        ELECTRONIC DATA SYSTEMS CORP ..................           4,462
1,101,844      * EMC CORP ......................................          32,009
  259,501        EPCOS AG ......................................          14,060
   20,519        EQUIFAX, INC ..................................             753
  112,500        ERG LTD .......................................              82
1,369,891        ERICSSON TELEFON (LM) AB SERIES B .............           7,488
   67,622     e* EXODUS COMMUNICATIONS, INC ....................             139
   59,818        FIRST DATA CORP ...............................           3,843
   18,027      * FISERV, INC ...................................           1,153
   67,709      * FLEXTRONICS INTERNATIONAL LTD .................           1,768
   49,000        FUJIKURA LTD ..................................             299
   83,000        FURUKAWA ELECTRIC CO LTD ......................             662
  108,753        FUTURIS CORP LTD ..............................             148
   55,116        GETRONICS NV ..................................             229
  139,630      * GLOBESPAN, INC ................................           2,039
  250,802        HEWLETT-PACKARD CO ............................           7,173
   61,600        HIROSE ELECTRIC CO LTD ........................           4,692
   28,000        HITACHI CABLE LTD .............................             151
    3,000        HITACHI SOFTWARE ENGINEERING CO LTD ...........             160
    5,275        HOGANAS AB B ..................................              85
  177,800        HOYA CORP .....................................          11,262
   40,761      * I2 TECHNOLOGIES, INC ....  ....................             807
   26,800      * IMMSI S.P.A ......  ...........................              14
   36,801        INFINEON TECHNOLOGIES AG ......................             863
  3,101,368      INTEL CORP.....................................          90,715


                      SEE NOTES TO FINANCIAL STATEMENTS
60 College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  TECHNOLOGY--(CONTINUED)
  726,374       INTERNATIONAL BUSINESS MACHINES CORP ..........       $   82,080
    8,995       INTRACOM S.A ..................................              131
   28,674     * INTUIT, INC ...................................            1,147
    3,608     * IONA TECHNOLOGIES PLC .........................              139
    4,000       ITOCHU TECHNO-SCIENCE CORP ....................              455
   23,358     * JABIL CIRCUIT, INC ............................              721
  971,617     * JDS UNIPHASE CORP .............................           12,145
4,707,084       JOHNSON ELECTRIC HOLDINGS LTD .................            6,457
   31,829     * JUNIPER NETWORKS, INC .........................              990
   30,300       KEYENCE CORP ..................................            6,013
   28,301     * KLA-TENCOR CORP ...............................            1,655
   13,000       KOKUYO CO LTD .................................              137
   44,000       KONICA CORP ...................................              323
   29,100       KYOCERA CORP ..................................            2,567
    3,000     e KYOWA EXEO CORP ...............................               24
   24,800       LEARNING TECHNOLOGY PLC .......................               27
  189,228       LINEAR TECHNOLOGY CORP ........................            8,368
   81,535       LOGICA PLC ....................................              990
    2,898       LONDON BRIDGE SOFTWARE HOLDINGS PLC ...........                6
1,601,995       LUCENT TECHNOLOGIES, INC ......................            9,932
  473,079       MARCONI PLC ...................................            1,683
   15,000       MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD ....              683
   50,118     * MAXIM INTEGRATED PRODUCTS, INC ................            2,216
   12,446     * MERCURY INTERACTIVE CORP ......................              746
   27,617     * MERKANTILDATA ASA .............................               46
  214,033     * MICRON TECHNOLOGY, INC ........................            8,797
1,806,093     * MICROSOFT CORP ................................          131,845
   52,000       MINEBEA CO LTD ................................              342
   97,914       MISYS PLC .....................................              684
   11,000       MITSUMI ELECTRIC CO LTD .......................              205
  333,511       MOTOROLA, INC .................................            5,523
  135,425       MURATA MANUFACTURING CO LTD ...................            9,002
    4,897     * NAVISIONDAMGAARD A/S ..........................              105
   18,159       NERA ASA ......................................               55
   44,079     * NETWORK APPLIANCE, INC ........................              604
   33,356     e NGK SPARK PLUG CO LTD .........................              313
  123,600     e NIDEC CORP ....................................            6,432
   18,000     e NIPPON COMSYS CORP ............................              244
   64,000       NIPPON SHEET GLASS CO LTD .....................              373
    3,000       NIPPON SYSTEM DEVELOPMENT CO LTD ..............              182
   20,900       NITTO DENKO CORP ..............................              603
2,926,409       NOKIA OYJ .....................................           66,323
  552,314       NORTEL NETWORKS CORP ..........................            5,095
  546,167     * NORTEL NETWORKS CORP (U.S.) ...................            4,965
   21,559     * NOVELLUS SYSTEMS, INC .........................            1,224
      227       NTT DATA CORP .................................            1,238
   34,000       OLYMPUS OPTICAL CO LTD ........................              545
   59,000       OMNI INDUSTRIES LTD ...........................              131
   38,000       OMRON CORP ....................................              687
  494,242     * ON SEMICONDUCTOR CORP .........................            2,249
   21,680     * OPENWAVE SYSTEMS, INC .........................              752
    1,129     * OPTICOM ASA ...................................               72
2,314,903     * ORACLE CORP ...................................           43,983
    5,000       ORACLE CORP (JAPAN) ...........................              659
   86,598     * PALM, INC .....................................              526
   40,984     * PARAMETRIC TECHNOLOGY CORP ....................              573
   51,306       PAYCHEX, INC ..................................            2,052
   39,969     * PEOPLESOFT, INC ...............................            1,968
   18,071     * PEREGRINE SYSTEMS, INC ........................              524
  101,546     * PMC-SIERRA, INC ...............................            3,155
   13,269       PSION PLC .....................................               17
   14,069     * QLOGIC CORP ...................................              907
   18,000     * QPL INTERNATIONAL HOLDING WTS 01/28/04 ........                1
  301,359     * QUALCOMM, INC .................................           17,623
   29,485     * RATIONAL SOFTWARE CORP ........................              827
  638,077       RICOH CO LTD ..................................           13,762
   79,266       ROHM CO LTD ...................................           12,317
  213,791       SAGE GROUP PLC ................................              764
    2,753     e SAGEM S.A.(NEW) ...............................              135
  343,651     * SANMINA CORP ..................................            8,045
  434,621     e SAP AG ........................................           59,939
   24,863       SCIENTIFIC-ATLANTA, INC .......................            1,009
   26,262     * SEAGATE TECHNOLOGY ............................                0
    4,200       SEIKO CORP ....................................               17
  259,855     * SIEBEL SYSTEMS, INC ...........................           12,187
   12,000       SINGAPORE COMPUTER SYSTEMS LTD ................               12
    2,911       SOFTWARE AG (REGD) ............................              187
  429,571     * SOLECTRON CORP ................................            7,861
   18,532     * SONUS NETWORKS, INC ...........................              433
  129,550       SPIRENT PLC ...................................              403
   97,069       STMICROELECTRONICS NV .........................            3,369
    7,966     * STONESOFT OYJ .................................               17
   26,000       SUMITOMO BAKELITE CO LTD ......................              198
  102,000       SUMITOMO ELECTRIC INDUSTRIES LTD ..............            1,156
  669,061     * SUN MICROSYSTEMS, INC .........................           10,518
   40,983     * SUNGARD DATA SYSTEMS, INC .....................            1,230
    6,000     * SUWA INTERNATIONAL HOLDINGS LTD ...............                0
   32,853       SYMBOL TECHNOLOGIES, INC ......................              729
   17,940       TAIYO YUDEN CO LTD ............................              478
    8,262     * TANDBERG TELEVISION ASA .......................               71
   20,000       TDK CORP ......................................              932
   59,522     * TELLABS, INC ..................................            1,154
   26,631     * TERADYNE, INC .................................              881

  264,399       TEXAS INSTRUMENTS, INC ........................            8,329
    7,650     * THE DESCARTES SYSTMES GROUP, INC ..............              140
   16,398     * THOMSON MULTIMEDIA ............................              528
   13,521       TIETOENATOR CORP ..............................              301
1,369,000       TOPPAN PRINTING CO LTD ........................           14,083
   14,500     * TREND MICRO, INC ..............................              544
    1,174       UNAXIS HOLDING AG .............................              165
   48,223     * UNISYS CORP ...................................              709
  113,000       VENTURE MANUFACTURING LTD (SINGAPORE) .........              750
   27,604     * VERISIGN, INC .................................            1,657
  277,673     * VERITAS SOFTWARE CORP .........................           18,474
   27,990     * VITESSE SEMICONDUCTOR CORP ....................              589
   61,521       WM-DATA AB SERIES B ...........................              183
  165,806     * XILINX, INC ...................................            6,838
  193,744     * YAHOO!, INC ...................................            3,873
   31,016       YAMAHA CORP ...................................              313
                                                                      ----------
                TOTAL TECHNOLOGY ..............................        1,124,480
                                                                      ----------
TRANSPORTATION--0.96%
   13,135     * AIR CANADA, INC ...............................               76
  163,987    e* ALITALIA S.P.A ................................              200
   87,000     * ALL NIPPON AIRWAYS CO LTD .....................              280
   56,301       ASSOCIATED BRITISH PORTS HOLDINGS PLC .........              345
    9,335       ATTICA ENTERPRISE HOLDING S.A .................               63
   12,189     * BALLARD POWER SYSTEMS, INC ....................              578
      507       BERGESEN AS SERIES A ..........................                9
    8,456       BERGESEN D.Y. AS (CLASS B) ....................              146
   43,744       BRAMBLES INDUSTRIES LTD .......................            1,067
  107,401       BRITISH AIRWAYS PLC ...........................              520
   60,282       BURLINGTON NORTHERN SANTA FE CORP .............            1,819
   58,845       CANADIAN PACIFIC LTD ..........................            2,274
  189,000       CATHAY PACIFIC AIRWAYS LTD ....................              256
      177       CENTRAL JAPAN RAILWAY CO ......................            1,100
      939       CMB CIE MARITIME BELGE S.A ....................               58
  121,241     * CONTINENTAL AIRLINES, INC (CLASS B) ...........            5,971
   33,142       CSX CORP ......................................            1,201
       64       DAMPSKIBSSELSKABET AF 1912 (CLASS B) ..........              444
       44       DAMPSKIBSSELSKABET SVENDBORG (CLASS B) ........              395
   38,760     e DEUTSCHE LUFTHANSA AG. (REGD) .................              617
      534       EAST JAPAN RAILWAY CO .........................            3,083
   56,407       EXEL PLC ......................................              603
   43,106     * FEDEX CORP ....................................            1,733
   69,400       FIRSTGROUP PLC ................................              354
     8,007      FRONTLINE LTD..................................              137


                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 61

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TRANSPORTATION--(CONTINUED)
    12,853        GROUPE AIR FRANCE .............................        $   207
       400      * HAI SUN HUP WTS 05/10/02 ......................              0
       100        HONG KONG AIRCRAFT ENGINEERING CO LTD .........              0
   119,600        JAPAN AIRLINES CO LTD .........................            385
    38,000        KAMIGUMI CO LTD ...............................            186
    80,975        KAWASAKI KISEN KAISHA LTD .....................            154
   102,000      e KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD ........            442
    98,000        KEIO ELECTRIC RAILWAY CO LTD ..................            509
   245,700      * KINKI NIPPON RAILWAY CO LTD ...................            985
     6,887        KLM (ROYAL DUTCH AIRLINES) NV .................            121
 1,286,507      e MAYNE NICKLESS LTD ............................          4,216
    17,000        MITSUBISHI LOGISTICS CORP .....................            155
   117,474        MITSUI O.S.K. LINES LTD .......................            345
   227,000        MTR CORP ......................................            389
       125        NAGOYA RAILROAD CO LTD ........................              0
   112,124      * NEPTUNE ORIENT LINES LTD ......................             86
   126,000        NIPPON EXPRESS CO LTD .........................            569
   181,000        NIPPON YUSEN KABUSHIKI KAISHA .................            717
    58,737        NORFOLK SOUTHERN CORP .........................          1,216
   126,501        PENINSULAR & ORIENTAL STEAM NAVIGATION CO . ...            473
    88,013        RAILTRACK GROUP PLC ...........................            413
    44,350      * RYANAIR HOLDINGS PLC ..........................            460
   236,196      * SABRE HOLDINGS CORP ...........................         11,810
       583      * SAIRGROUP .....................................             35
     5,568     e* SAS DANMARK A/S ACCEPTANCE ....................             51
     7,797        SAS NORGE ASA SERIES B ........................             71
    24,000      e SEINO TRANSPORTATION CO LTD ...................            156
    40,000        SEMBCORP LOGISTICS LTD ........................             51
   402,500        SINGAPORE AIRLINES LTD (LR) ...................          2,783
   113,000        SMRT CORP .....................................             52
   237,399        SOUTHWEST AIRLINES CO .........................          4,390
   215,579        STAGECOACH HOLDINGS PLC .......................            239
   111,000        TOBU RAILWAY CO LTD ...........................            355
 1,291,000        TOKYU CORP ....................................          7,039
    33,998        UNION PACIFIC CORP ............................          1,867
    38,868        UNITED PARCEL SERVICE, INC (CLASS B) ..........          2,247
     2,160      * VAN DER HORST LTD .............................              0
       180        WEST JAPAN RAILWAY CO .........................            976
    71,122        YAMATO TRANSPORT CO LTD .......................          1,491
                                                                         -------
                  TOTAL TRANSPORTATION ..........................         68,970
                                                                         -------
UTILITIES--7.88%
    16,533        ACEA S.P.A ....................................            124
    68,951      * AES CORP ......................................          2,968
    13,270      e AGUAS DE BARCELONA S.A ........................            183
    16,820        ALLEGHENY ENERGY, INC .........................            812
   183,454        ALLIANT ENERGY CORP ...........................          5,348
    20,882        AMEREN CORP ...................................            892
   299,787        AMERICAN ELECTRIC POWER CO, INC ...............         13,841
   197,215      * AMERICAN TOWER CORP (CLASS A) .................          4,076
       323        AGUAS DE BARCELONA S.A. (NEW) .................              5
 1,514,413        A T & T CORP ..................................         33,317
   529,890      * A T & T WIRELESS GROUP ........................          8,664
     2,059        ATHENS WATER SUPPLY & SEWAGE ..................             13
    55,906        AUSTRALIA GAS LIGHT CO ........................            241
    21,691        AUTOPISTAS CONCESIONARIA ESPANOLA S.A .........            197
   161,214        AUTROSTRADE S.P.A .............................          1,047
    40,918        AWG PLC .......................................            345
20,955,736      * AWG PLC (REDMBLE SHS) .........................             26
    55,892        BCE, INC ......................................          1,499
   284,971        BELLSOUTH CORP ................................         11,476
    30,649        BOUYGUES S.A ..................................          1,036
    30,182        BRISA AUTO-ESTRADAS DE PORTUGAL S.A ...........            256
 2,234,904      * BRITISH TELECOMMUNICATIONS PLC ................         14,050
   330,289      * BRITISH TELECOMMUNICATIONS PLC FP .............          1,951
   306,514      * BROADWING, INC ................................          7,494
   491,594        CABLE & WIRELESS PLC ..........................          2,892
    45,547      * CALPINE CORP ..................................          1,722
   106,100        CHUBU ELECTRIC POWER CO, INC ..................          2,254
    24,191        CINERGY CORP ..................................            845
   353,958        CLP HOLDINGS LTD ..............................          1,484
    32,378        CONSOLIDATED EDISON, INC ......................          1,289
    24,834        CONSTELLATION ENERGY GROUP, INC ...............          1,058
    65,344        CONTACT ENERGY LTD ............................             79
 1,020,782      e DEUTSCHE TELEKOM AG. (REGD) ...................         23,039
    37,786        DOMINION RESOURCES, INC .......................          2,272
   378,987        DTE ENERGY CO .................................         17,600
   117,869        DUKE ENERGY CORP ..............................          4,598
    36,552        DYNEGY, INC (CLASS A) .........................          1,700
     1,880      * E.BISCOM SPA ..................................            108
   115,786        E.ON AG .......................................          6,019
    47,264      * EDISON INTERNATIONAL ..........................            527
    43,329        EDISON S.P.A ..................................            397
   229,159        EIRCOM PLC ....................................            251
   202,859        EL PASO CORP ..................................         10,658
     6,010        ELECTRABEL S.A ................................          1,187
    10,950      * ELECTRABEL S.A. (STRIP VVPR) ..................              3
   377,913        ELECTRICIDADE DE PORTUGAL S.A .................            902
   162,323      e ENDESA S.A ....................................          2,589
   838,371        ENEL S.P.A ....................................          2,562
   401,108        ENRON CORP ....................................         19,654
    33,618        ENTERGY CORP ..................................          1,291
    48,960        EXELON CORP ...................................          3,139

    92,586        FIRSTENERGY CORP ..............................          2,978
    34,660        FPL GROUP, INC ................................          2,087
   105,157        FRANCE TELECOM S.A ............................          5,012
   128,557      * GLOBAL CROSSING LTD ...........................          1,111
    39,401        GN STORE NORD A/S - GN GREAT NORDIC ...........            354
    18,267        GPU, INC ......................................            642
    47,561        HELLENIC TELECOMMUNICATIONS
                    ORGANIZATION S.A . ..........................            622
   801,000        HONGKONG ELECTRIC HOLDINGS LTD ................          3,081
   143,607      e IBERDROLA S.A .................................          1,842
 2,518,995      * INTERNATIONAL POWER PLC .......................         10,619
   130,990        KANSAI ELECTRIC POWER CO, INC .................          2,221
    64,644        KELDA GROUP PLC ...............................            355
    20,864        KEYSPAN CORP ..................................            761
    13,158        KINDER MORGAN, INC ............................            661
   203,642     e* KPN NV ........................................          1,155
    68,000        KYUSHU ELECTRIC POWER CO, INC .................          1,142
    47,792      * LEVEL 3 COMMUNICATIONS, INC ...................            262
    62,006      * METROMEDIA FIBER NETWORK, INC (CLASS A) .......            126
    51,722      * MIRANT CORP ...................................          1,779
   274,598        NATIONAL GRID GROUP PLC .......................          2,024
    17,241      * TELE2 AB SERIES B .............................            560
   270,487      * NEWPOWER HOLDINGS, INC ........................          2,434
    83,524      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........          1,462
     3,677        NIPPON TELEGRAPH & TELEPHONE CORP .............         19,163
    31,402        NISOURCE, INC .................................            858
     1,649      * NISOURCE, INC (SAILS) .........................              4
       834        NTT DOCOMO, INC ...............................         14,511
     1,454        OSTERR ELEKTRIZITAETSWERK WIRTSCHAFT ..........            121
 1,676,808      * PACIFIC CENTURY CYBERWORKS LTD ................            478
    35,280        PANAFON HELLENIC TELECOM S.A ..................            191
    59,113      * P G & E CORP ..................................            662
   184,391      * PORTUGAL TELECOM S.A ..........................          1,286
     3,964      * PORTUGAL TELECOM S.A (BABY SHS) ...............             28
    22,193        PPL CORP ......................................          1,221
   314,301      * PRICE COMMUNICATIONS CORP .....................          6,346
    31,479        PROGRESS ENERGY, INC ..........................          1,414
   564,805     b* PSINET, INC ...................................             28
    31,772        PUBLIC SERVICE ENTERPRISE GROUP, INC ..........          1,554
   414,076        QWEST COMMUNICATIONS INTERNATIONAL, INC .......         13,197
   296,927     e* RCN CORP ......................................          1,630
    44,270        RELIANT ENERGY, INC ...........................          1,426
    72,761        RHEIN-WESTFALEN ELECTRIC AG. (STAMM) ..........          2,883
 1,189,660        SBC COMMUNICATIONS, INC........................         47,658

                       SEE NOTES TO FINANCIAL STATEMENTS
62 College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

STATEMENT OF INVESTMENTS - GLOBAL EQUITIES ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
  UTILITIES--(CONTINUED)

    150,915      SCOTTISH & SOUTHERN ENERGY PLC ..............      $     1,422
    341,305      SCOTTISH POWER PLC ..........................            2,510
     31,218      SEMPRA ENERGY ...............................              854
     58,520      SEVERN TRENT PLC ............................              613
    743,687      SINGAPORE TELECOMMUNICATIONS LTD ............              776
     70,157      SONERA OYJ ..................................              547
    104,144      SOUTHERN CO .................................            2,421
    298,214      SPRINT CORP (FON GROUP) .....................            6,370
    589,569    * SPRINT CORP (PCS GROUP) .....................           14,238
    110,653      SUEZ LYONNAISE DES EAUX .....................            3,560
     45,215      SUEZ LYONNAISE DES EAUX .....................            1,451
     42,000    * SUEZ LYONNAISE DES EAUX (STRIP VVPR) ........                0
      5,184      SWISSCOM AG. (REGD) .........................            1,234
     25,649      TDC A/S .....................................              925
     24,825    * SONG NETWORKS HOLDING AB ....................               52
    279,879      TELECOM CORP OF NEW ZEALAND LTD .............              633
    782,167    e TELCOM ITALIA MOBILE S.P.A ..................            3,986
     31,908    e TELECOM ITALIA RISP .........................              152
  1,651,555    e TELECOM ITALIA S.P.A ........................           14,821
  1,657,985    * TELEFONICA DE ESPANA S.A ....................           20,437
     32,271    * TELEFONICA S.A. (SPON ADR) ..................            1,202
     33,331    * TELEKOM AUSTRIA AG ..........................              205
     84,512      TELENOR AS ..................................              349
    261,128    * TELEWEST COMMUNICATIONS PLC .................              327
    180,041    e TELIA AB ....................................              910
  1,391,777      TELSTRA CORP LTD ............................            3,805
     18,000      TELUS CORP ..................................              406
        938      TELUS CORP (NON-VOTE) .......................               20
     62,412    * TERRA LYCOS S.A .............................              457
     22,507   e* TISCALI S.P.A ...............................              190
     80,100      TOHOKU ELECTRIC POWER CO, INC ...............            1,307
    218,183      TOKYO ELECTRIC POWER CO, INC ................            5,651
     31,273      TRANSALTA CORP ..............................              550
    100,085      TXU CORP ....................................            4,823
    107,868    * TYCOM LTD ...................................            1,855
     49,791      UNION ELECTRICA FENOSA S.A ..................              929
     26,934    * UNITED PAN-EUROPE COMMUNICATIONS NV .........               68
    101,243      UNITED UTILITIES PLC ........................              959
    412,774      VERIZON COMMUNICATIONS, INC .................           22,068
    780,485 b,e* VIATEL, INC .................................               47
 17,205,643      VODAFONE GROUP PLC ..........................           38,112
    428,028      VODAFONE GROUP PLC (SPON ADR) ...............            9,566
     73,806      WILLIAMS COS, INC ...........................            2,432
     46,299      WORLDCOM, INC (MCI GROUP) ...................              745
  1,158,410      * WORLDCOM, INC (WORLDCOM GROUP) ............           16,449
                                                                    -----------
                 TOTAL UTILITIES                                        568,363
                                                                    -----------
                 TOTAL COMMON STOCK
                   (COST $7,374,954)                                  6,999,137
                                                                    -----------
PRINCIPAL
----------
SHORT TERM INVESTMENTS--4.05%
CERTIFICATES OF DEPOSIT--0.14%

                 CANADIAN IMPERIAL BANK OF COMMERCE
$10,000,000        3.680%, 07/20/01 ..........................           10,000
                                                                    -----------
                 TOTAL CERTIFICATES OF DEPOSIT                           10,000
                                                                    -----------
COMMERCIAL PAPER--0.92%
                 ASSET SECURITIZATION COOP CORP
$13,000,000      c 3.800%, 07/09/01 ..........................      $    12,987
                 EDISON ASSET SECURITIZATION, LLC
 13,000,000      c,d 3.860%, 07/27/01 ........................           12,962
                 HEWLETT PACKARD CO
 13,400,000      d 3.740%, 07/13/01 ..........................           13,381
                 RECEIVABLES CAPITAL CORP
 13,400,000      c,d 3.810%, 07/11/01 ........................           13,384
                 WAL-MART STORES
 13,400,000      c 3.700%, 07/17/01 ..........................           13,376
                                                                    -----------
                 TOTAL COMMERCIAL PAPER                                  66,090
                                                                    -----------
U.S. GOVERNMENT AND AGENCIES--2.99%
                 FEDERAL HOME LOAN BANK (FHLB)
    622,000        3.880%, 07/06/01 ..........................              622
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 34,500,000      d 3.900%, 07/03/01 ..........................           34,489
 25,000,000      d 4.580%, 07/12/01 ..........................           24,969
 59,500,000      d 3.790%, 07/30/01 ..........................           59,319
 50,000,000      d 3.580%, 08/10/01 ..........................           49,791
  2,915,000      3.520%, 08/21/01 ............................            2,887
    600,000      d 3.885%, 08/23/01 ..........................              594
  1,450,000        3.985%, 05/23/02 ..........................            1,400
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 12,000,000      d 3.850%, 07/12/01 ..........................           11,985
 17,725,000        3.700%, 07/18/01                                      17,692

 12,000,000      d 6.820%, 04/29/02 ..........................           12,294
                                                                    -----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                     216,042
                                                                    -----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $292,172)                                       292,132
                                                                    -----------
                 TOTAL PORTFOLIO--101.10%
                  (COST $7,674,619)                                   7,294,938
                 OTHER ASSETS & LIABILITIES, NET--(1.10%)               (79,292)
                                                                    -----------
                 NET ASSETS--100.00%                                $ 7,215,646
                                                                    ===========
-----------
*    Non-income producing
b    In Bankruptcy
c Commerical paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e    All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2001, the value of these securities amounted to $1,456,652 or 0.02% of net assets.

                                    ACQUISTION      ACQUISITION
SECURITY                               DATE             COST
----------                         -------------     ----------
L'AIR LIQUIDE S.A. (REGD) 01         01/05/99        $  741,186
LAFARGE S.A. (REGD) 01               04/04/01           675,444
SILVERSTONE BERHAD                   12/30/98              $804
                                                     ----------
                                                     $1,417,434
                                                     ==========


TRANSACTION WITH AFFILIATED COMPANIES (UNAUDITED) - JANUARY 1, 2001--JUNE 30,
2001

---------------------------------------------------------------------------------------------------------------------------
                       VALUE AT                                     REALIZED        DIVIDEND          SHARES AT        VALUE AT
      ISSUE        DECEMBER 31, 2000 PURCHASE COST SALES PROCEEDS      GAIN          INCOME         JUNE 30,2001     JUNE 30,2001
     ------        ----------------- ------------- --------------- ----------       ---------       -------------    -------------
IHC CALAND NV        $70,811,932   $ 24,927,590   $ 33,125,435    $ 7,572,110           --                --                *
                      ----------     ----------     ----------      ---------           --                                 --
TOTAL AFFILIATED
  TRANSACTION        $70,811,932    $24,927,590    $33,125,435     $7,572,110           $0                                 $0
                      ==========     ==========     ==========      =========           ==                                 ==

-----------
*  Not an affiliate as of June 30, 2001

                        SEE NOTES TO FINANCIAL STATEMENTS
                     SEMI-ANNUAL REPORT College Retirement Equities Fund 2001 63

     STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

PRINCIPAL                                                            VALUE (000)
---------                                                           ------------
CORPORATE BONDS--0.02%
  CONSUMER CYCLICAL--0.00%

                  UGLY DUCKLING CORP (SUBDEB)
$    6,500          12.000%, 10/23/03 ................................. $     6
                                                                        --------
                  TOTAL CONSUMER CYCLICAL                                     6
                                                                        --------
TECHNOLOGY--0.02%
                  MAYAN NETWORKS
 9,360,000          5.250%, 11/01/05 ................................      1,966
                                                                        --------
                  TOTAL TECHNOLOGY                                         1,966
                                                                        --------
                  TOTAL CORPORATE BONDS
                    (COST $9,368)                                          1,972
                                                                        --------
SHARES
------
PREFERRED STOCK--0.00%
BASIC INDUSTRIES--0.00%

     3,895        SEALED AIR CORP (NEW) .............................        156
                                                                        --------
                  TOTAL BASIC INDUSTRIES                                     156
                                                                        --------
HEALTH CARE--0.00%
    32,800        FRESENIUS MEDICAL CARE HOLDINGS ...................          1
                                                                        --------
                  TOTAL HEALTH CARE                                            1
                                                                        --------
TECHNOLOGY--0.00%
       264        SUPERIOR TRUST I SERIES A .........................          4
                                                                        --------
                  TOTAL TECHNOLOGY                                             4
                                                                        --------
                  TOTAL PREFERRED STOCK
                   (COST $186) .....................................        161
                                                                        --------
COMMON STOCK--98.32%
AEROSPACE AND DEFENSE--0.95%
     7,549        * ALLIANT TECHSYSTEMS, INC ........................        678
   362,853          BOEING CO .......................................     20,175
     7,125        * DRS TECHNOLOGIES, INC ...........................        164
   175,873        * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........      5,702
     4,008          ENGINEERED SUPPORT SYSTEMS, INC .................        157
 3,884,337        * GENERAL MOTORS CORP (CLASS H) ...................     78,658
       150          HEICO CORP ......................................          3
     2,583        * INNOVATIVE SOLUTIONS & SUPPLIES .................         37
       203        * LADISH CO, INC ..................................          3
    13,084        * PANAMSAT CORP ...................................        509
    15,787        * PEGASUS COMMUNICATIONS CORP .....................        355
    68,360          PERKINELMER, INC ................................      1,882
    31,530        * TELEDYNE TECHNOLOGIES, INC ......................        479
     1,223        * TRIUMPH GROUP, INC ..............................         60
    15,916        * VIASAT, INC .....................................        380
                                                                        --------
                    TOTAL AEROSPACE AND DEFENSE                          109,242
                                                                        --------
BASIC INDUSTRIES--0.33%
     2,521        * AEP INDUSTRIES, INC .............................         89
       465        * ALBANY INTERNATIONAL CORP (CLASS A) .............          9
    60,846          ALCOA, INC ......................................      2,397
    37,354        * AMERICAN STANDARD COS, INC ......................      2,245
     2,387          AMERICAN WOODMARK CORP ..........................         92
     3,580          APTARGROUP, INC .................................        116
    14,194          ARCH COAL, INC ..................................        367
     5,156          BLACK & DECKER CORP .............................        203
     7,513        * BUCKEYE TECHNOLOGIES, INC .......................        108
    19,612        * CABOT MICROELECTRONICS CORP .....................      1,216
    22,644          CAMBREX CORP ....................................      1,145
     5,811          CARLISLE COS, INC ...............................        203
     8,544          CENTURY ALUMINUM CO .............................        137
       383          CLARCOR, INC ....................................         10
     2,394        * COLLINS & AIKMAN CORP ...........................         15
    26,095          CONSOL ENERGY, INC ..............................        660
    11,906        * CORVAS INTERNATIONAL, INC .......................        140
    53,455        * DAL-TILE INTERNATIONAL, INC .....................        992
    21,658        * DIONEX CORP .....................................        720
    36,143        * EARTHSHELL CORP .................................        123
    84,776          ECOLAB, INC .....................................      3,473
    12,566          ELCOR CORP ......................................        254
    18,353        * ENERGY CONVERSION DEVICES, INC ..................        514
    10,083          FERRO CORP ......................................        220
     5,121          FLORIDA ROCK INDUSTRIES, INC ....................        240
       939        * FOAMEX INTERNATIONAL, INC .......................          7
    53,104        * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASSA) ....        533
    64,481        * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASSB) ....        713

     5,047          GENTEK, INC .....................................         27
    15,920          GEORGIA GULF CORP ...............................        247
    33,980          GEORGIA-PACIFIC CORP (TIMBER CO) ................      1,215
     3,351          GRANITE CONSTRUCTION, INC .......................         85
    76,668          HOMESTAKE MINING CO .............................        594
        30          IMC GLOBAL, INC .................................          0
    19,119        * INSITUFORM TECHNOLOGIES, INC (CLASS A) ..........        698
    14,284        * IVEX PACKAGING CORP .............................        271
       945        * JACOBS ENGINEERING GROUP, INC ...................         62
    61,049          KIMBERLY-CLARK CORP .............................      3,413
       999          LIQUI-BOX CORP ..................................         39
    26,126        * LONE STAR TECHNOLOGIES, INC .....................        946
     1,625          LSI INDUSTRIES, INC .............................         38
       213        * LYDALL, INC .....................................          3
    13,984          MACDERMID, INC ..................................        252
    29,917        * MATTSON TECHNOLOGY, INC .........................        523
       188        * MAUI LAND & PINEAPPLE CO ........................          5
    38,072          METRIS COS, INC .................................      1,283
    11,675        * MOBILE MINI, INC ................................        385
     1,910        * MUELLER INDUSTRIES, INC .........................         63
     5,598        * NANOPHASE TECHNOLOGIES CORP .....................         62
    66,514          NEWMONT MINING CORP .............................      1,238
     3,140          NL INDUSTRIES, INC ..............................         43
     5,499        * NVR, INC ........................................        814
    21,096        * OAKLEY, INC .....................................        390
     3,755          OGLEBAY NORTON CO ...............................         99
     4,164          OLIN CORP .......................................         71
    23,671        * PACKAGING CORP OF AMERICA .......................        368
       824        * PALM HARBOR HOMES, INC ..........................         18
     2,372        * PEABODY ENERGY CORP .............................         78
       807          PENN ENGINEERING & MANUFACTURING CORP ...........         14
     5,184        * PENWEST PHARMACEUTICALS CO ......................         80
     2,441        * PERINI CORP .....................................         24
       438          QUAKER CHENCIAL INSURANCE CORM ..................          8
     3,016          RPM, INC ........................................         28
    33,202        * SCICLONE PHARMACEUTICALS, INC ...................        194
    70,374        * SEALED AIR CORP .................................      2,621
    37,759        * SHAW GROUP, INC .................................      1,514
     6,620        * SIMPSON MANUFACTURING CO, INC ...................        401
    58,629          SOLUTIA, INC ....................................        748
     8,874          SPARTECH CORP ...................................        214
     9,368        * STEEL DYNAMICS, INC .............................        117
    39,475        * STILLWATER MINING CO ............................      1,154
     4,979        * TREX CO, INC ....................................         96
     4,228          VULCAN MATERIALS CO .............................        227
    13,806          WD-40 CO ........................................        360
     6,787          WILLAMETTE INDUSTRIES, INC ......................        336
                                                                        --------
                    TOTAL BASIC INDUSTRIES                                38,407
                                                                        --------
CONSUMER CYCLICAL--12.36%
    3,369         * 1-800 CONTACTS, INC .............................         84
   21,248         * 99 CENTS ONLY STORES ............................        636
      279           AARON RENTS, INC ................................          5
   90,776         * ABERCROMBIE & FITCH CO (CLASS A) ................      4,040
    9,643         * ACCLAIM ENTERTAINMENT, INC ......................         47
   12,942           ACKERLEY GROUP, INC .............................        145
    5,096         * ACTION PERFORMANCE COS, INC .....................        127
   38,748         * ACTV, INC .......................................        129
   11,321           ADVANCED MARKETING SERVICES, INC ................        236
    3,982         * AFC ENTERPRISES, INC ............................         76
    2,467         * ALEXANDER'S, INC ................................        148
    1,455         * ALLIANCE GAMING CORP ............................         57
    7,526         * AMC ENTERTAINMENT, INC ..........................         98
   40,466         * AMERICAN EAGLE OUTFITTERS, INC ..................      1,426

                       SEE NOTES TO FINANCIAL STATEMENTS
64  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

     STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

 SHARES                                                             VALUE (000)
 ------                                                            ------------
CONSUMER CYCLICAL--(CONTINUED)

   76,825      * AMERICREDIT CORP ................................      $  3,991
      738      * AMERISTAR CASINOS, INC ..........................            12
    2,324      * ANCHOR GAMING, INC ..............................           150
    5,395      * ANN TAYLOR STORES CORP ..........................           193
8,058,828      * AOL TIME WARNER, INC ............................       427,118
    7,834        APOGEE ENTERPRISES, INC .........................            98
   84,826      * APOLLO GROUP, INC (CLASS A) .....................         3,601
    2,707      * APOLLO GROUP - UNIVERSITY OF PHOENIX ONLINE .....           115
   29,131        APPLEBEE'S INTERNATIONAL, INC ...................           932
    1,093        ARCTIC CAT, INC .................................            16
      405      * ARDEN GROUP, INC ................................            19
   20,406      * ARGOSY GAMING CO ................................           566
3,899,010      * A T & T CORP - LIBERTY MEDIA GROUP (CLASS A) ....        68,194
   11,360      * BALLY TOTAL FITNESS HOLDING CORP ................           336
    7,459        BARNES GROUP, INC ...............................           184
    6,379      * BEASLEY BROADCAST GROUP, INC (CLASS A) ..........           108
    2,166      * BEBE STORES, INC ................................            63
  253,497      * BED BATH & BEYOND, INC ..........................         7,605
   22,021      * BIG LOTS, INC ...................................           301
    9,640        BLOCKBUSTER, INC (CLASS A) ......................           176
   30,630      * BOYDS COLLECTION LTD ............................           380
    5,393      * BRINKER INTERNATIONAL, INC ......................           139
    7,350      * BUCA, INC .......................................           160
      144      * BUCKLE, INC .....................................             3
    7,098      * CABLEVISION SYSTEMS CORP
                 (RAINBOW MEDIA GROUP) ...........................           183
    5,895      * CALIFORNIA PIZZA KITCHEN, INC ...................           137
   23,289        CALLAWAY GOLF CO ................................           368
   45,930      * CATALINA MARKETING CORP .........................         1,401
    7,281        CATO CORP (CLASS A) .............................           142
   28,187      * CEC ENTERTAINMENT, INC ..........................         1,391
   11,858      * CHARLOTTE RUSSE HOLDING, INC ....................           318
   22,985      * CHICO'S FAS, INC ................................           684
   16,499      * CHILDREN'S PLACE RETAIL STORES, INC .............           442
   42,339      * CHOICE HOTELS INTERNATIONAL, INC ................           635
   10,705      * CHRISTOPHER & BANKS CORP ........................           349
    5,000      * CLEAR CHANNEL COMMUNICATIONS, INC WTS 09/18/01 ..            46
1,393,002      * CLEAR CHANNEL COMMUNICATIONS, INC ...............        87,341
    2,666      * COLDWATER CREEK, INC ............................            69
   10,437      * COLUMBIA SPORTSWEAR CO ..........................           532
  184,188      * COMCAST CORP (CLASS A) SPECIAL ..................         7,994
   35,042      * COPART, INC .....................................         1,025
   28,915      * COX RADIO, INC (CLASS A) ........................           805
    2,846        CPI CORP ........................................            70
    9,263      * CROWN MEDIA HOLDINGS, INC (CLASS A) .............           172
      461      * CUMULUS MEDIA, INC (CLASS A) ....................             6
   63,291        DANAHER CORP ....................................         3,544
    3,745        DARDEN RESTAURANTS, INC .........................           104
   20,428      * DIGITAL GENERATION SYSTEMS, INC .................            85
   21,805      * DIRECT FOCUS, INC ...............................         1,036
        1        DISNEY (WALT) CO ................................             0
  216,530        DOLLAR GENERAL CORP .............................         4,222
   84,323      * DOLLAR TREE STORES, INC .........................         2,348
   19,275        DONALDSON CO, INC ...............................           600
    5,882        DOVER DOWNS ENTERTAINMENT, INC ..................            91
   17,404        DOW JONES & CO, INC .............................         1,039
    3,887      * ELIZABETH ARDEN, INC ............................            95
    8,200      * ENTRAVISION COMMUNICATIONS CORP .................           101
   21,120        FACTSET RESEARCH SYSTEMS, INC ...................           754
  120,419        FAMILY DOLLAR STORES, INC .......................         3,086
    5,800      * FINE HOST CORP ..................................             0
      399        FISHER COMMUNICATIONS, INC ......................            29
    5,730      * FOOTSTAR, INC ...................................           197
    5,971        FOREST CITY ENTERPRISES, INC (CLASS A) ..........           328
   12,460      * FOSSIL, INC .....................................           259
   39,897      * FOX ENTERTAINMENT GROUP, INC (CLASS A) ..........         1,113
    2,486        FRED'S, INC .....................................            64
    1,500      * GADZOOKS, INC ...................................            20

  550,614        GAP, INC ........................................        15,968
  541,036      * GEMSTAR-TV GUIDE INTERNATIONAL, INC .............        23,048
   22,342      * GENESCO, INC ....................................           751
   17,513      * GENESISINTERMEDIA, INC ..........................           328
   73,436      * GENTEX CORP .....................................         2,047
      163      * GLOBAL SPORTS, INC ..............................             1
   31,554        GRACO, INC ......................................         1,041
      580        GREY GLOBAL GROUP, INC ..........................           386
    6,979      * GROUP 1 AUTOMOTIVE, INC .........................           207
   21,213      * GUITAR CENTER, INC ..............................           448
    2,155      * GULFMARK OFFSHORE, INC ..........................            68
    8,419      * GYMBOREE CORP ...................................            72
      835        HANCOCK FABRICS, INC ............................             7
       30        HARCOURT GENERAL, INC ...........................             2
1,553,841        HARLEY-DAVIDSON, INC ............................        73,155
    6,828        HARMAN INTERNATIONAL INDUSTRIES, INC ............           260
    2,521      * HARRAH'S ENTERTAINMENT, INC .....................            89
    2,315        HARTE-HANKS, INC ................................            57
    1,711      * HIBBETT SPORTING GOODS, INC .....................            63
   54,760      * HISPANIC BROADCASTING CORP ......................         1,571
    4,951      * HOLLYWOOD CASINO CORP ...........................            39
   18,361      * HOLLYWOOD ENTERTAINMENT CORP ....................           155
   18,425      * HOT TOPIC, INC ..................................           573
      308      * IHOP CORP (NEW) .................................             8
    4,499      * IMPCO TECHNOLOGIES, INC .........................           159
   12,354      * INFORMATION HOLDINGS, INC .......................           399
   68,502      * INTERNATIONAL GAME TECHNOLOGY ...................         4,299
    9,346        INTERNATIONAL SPEEDWAY CORP (CLASS A) ...........           393
  307,877        INTERPUBLIC GROUP OF COS, INC ...................         9,036
   24,986      * INTERTAN, INC ...................................           350
   83,246        INTIMATE BRANDS, INC ............................         1,255
   17,746      * INTRANET SOLUTIONS, INC .........................           675
   28,967      * JACK IN THE BOX, INC ............................           756
   57,901      * JONES APPAREL GROUP, INC ........................         2,501
    6,268      * KENNETH COLE PRODUCTIONS, INC (CLASS A) .........           126
   13,337      * KEY3MEDIA GROUP, INC ............................           155
   12,431        KNIGHT RIDDER, INC ..............................           737
  404,560      * KOHLS CORP ......................................        25,378
   35,527      * KRISPY KREME DOUGHNUTS, INC .....................         1,421
   11,045      * LANDS' END, INC .................................           443
   39,904        LEE ENTERPRISES, INC ............................         1,317
    6,925        LIBBEY, INC .....................................           275
   17,308      * LIBERTY DIGITAL, INC (CLASS A) ..................           105
      929      * LIBERTY LIVEWIRE CORP (CLASS A) .................             8
   36,723      * LINENS `N THINGS, INC ...........................         1,003
    5,518      * LODGENET ENTERTAINMENT CORP .....................            97
    1,600      * LYNCH INTERACTIVE CORP ..........................           101
    9,877      * MADDEN (STEVEN) LTD .............................           180
      300        MARINE PRODUCTS CORP ............................             1
   15,167        MARRIOTT INTERNATIONAL, INC (CLASS A) ...........           718
    9,531      * MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)...           220
      368      * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 .......             0
      623      * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 .......             0
    1,800      * MASCOTECH, INC ..................................             0
   20,407        MAYTAG CORP .....................................           597
   55,693        MCGRAW-HILL COS, INC ............................         3,684
    6,279      * MEDIACOM COMMUNICATIONS CORP ....................            88
    5,081      * MEDIS TECHNOLOGIES LTD ..........................            56
   19,560      * MEN'S WEARHOUSE, INC ............................           540
   11,700      * METRO ONE TELECOMMUNICATIONS, INC ...............           759
    4,075      * METRO-GOLDWYN-MAYER, INC ........................            92
    7,889      * MGM MIRAGE ......................................           236
   22,822      * MICHAELS STORES, INC ............................           936
   15,710      * MICROS SYSTEMS, INC .............................           346
    9,531      * MIDWAY GAMES, INC ...............................           176
    4,609      * MILLENNIUM CELL, INC ............................            49
    1,061      * MONACO COACH CORP ...............................            35
   22,423      * MSC INDUSTRIAL DIRECT CO (CLASS A) ..............           390
    8,257      * MTR GAMING GROUP, INC ...........................           111
    2,326        NATIONAL GOLF PROPERTIES, INC ...................            63



                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 65

     STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

 SHARES                                                             VALUE (000)
 ------                                                            ------------
CONSUMER CYCLICAL--(CONTINUED)

      814      * NAUTICA ENTERPRISES, INC ......................      $       17
       32      * NEIMAN MARCUS GROUP, INC (CLASS A) ............               1
        9      * NEIMAN MARCUS GROUP, INC (CLASS B) ............               0
  886,440        NIKE, INC (CLASS B) ...........................          37,222
    1,848      * NPC INTERNATIONAL, INC ........................              20
    6,275      * O'CHARLEYS, INC ...............................             122
1,080,420        OMNICOM GROUP, INC ............................          92,916
   13,809      * O'REILLY AUTOMOTIVE, INC ......................             396
   10,915        OSHKOSH B'GOSH, INC (CLASS A) .................             363
    2,190        OSHKOSH TRUCK CORP ............................              97
   10,812      * OUTBACK STEAKHOUSE, INC .......................             311
    9,370      * P.F. CHANGS CHINA BISTRO, INC .................             355
   28,051      * PACIFIC SUNWEAR CALIFORNIA, INC ...............             629
    4,913      * PANERA BREAD CO (CLASS A) .....................             155
   17,123      * PAPA JOHN'S INTERNATIONAL, INC ................             434
    8,505      * PARKERVISION, INC .............................             222
    9,493      * PENN NATIONAL GAMING, INC .....................             241
   22,438      * PERFORMANCE FOOD GROUP CO .....................             678
    6,299        PIER 1 IMPORTS, INC ...........................              72
   13,115      * PINNACLE SYSTEMS, INC .........................              79
   14,464      * PIXAR, INC ....................................             590
    4,486      * PLATO LEARNING, INC ...........................             139
    2,308      * PLAYBOY ENTERPRISES, INC (CLASS B) ............              36
   17,272        POLARIS INDUSTRIES, INC .......................             791
   29,138      * PRESSTEK, INC .................................             350
      843      * PRICESMART, INC ...............................              37
  144,108      * PRIMEDIA, INC .................................             978
   14,251      * PRIVATE MEDIA GROUP, INC ......................             134
   12,549      * QUIKSILVER, INC ...............................             314
   13,187      * RARE HOSPITALITY INTERNATIONAL, INC ...........             298
   40,464        READERS DIGEST ASSOCIATION, INC ...............           1,163
   13,041      * REGENT COMMUNICATIONS, INC ....................             156
   14,900        REGIS CORP ....................................             313
    8,306      * RENT-A-CENTER, INC ............................             437
    2,894      * RESOURCES CONNECTION, INC .....................              75
   50,903        RUBY TUESDAY, INC .............................             871
    7,462      * SAGA COMMUNICATIONS, INC (CLASS A) ............             177
    2,432      * SALEM COMMUNICATIONS CORP .....................              53
    2,475        SCHAWK, INC (CLASS A) .........................              25
   17,922      * SCHOLASTIC CORP ...............................             807
    7,101      * SCIENTIFIC GAMES CORP .........................              42
   10,202      * SCOTTS CO (CLASS A) ...........................             423
   15,760      * SCP POOL CORP .................................             543
    7,630      * SHUFFLE MASTER, INC ...........................             160
   45,895      * SIRIUS SATELLITE RADIO, INC ...................             560
    3,858      * SKILLSOFT CORP ................................             132
    6,720      * SONIC AUTOMOTIVE, INC .........................             128
   25,588      * SONIC CORP ....................................             812
   20,456      * SOTHEBY'S HOLDINGS, INC (CLASS A) .............             330
   19,063      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) ....             157
    7,457      * SPEEDWAY MOTORSPORTS, INC .....................             188
    4,825        SPIEGEL, INC (CLASS A) ........................              47
    6,182      * SPORTS RESORTS INTERNATIONAL, INC .............              76
    1,719      * SPX CORP ......................................             215
      757      * STANLEY FURNITURE CO ..........................              20
  346,552      * STARBUCKS CORP ................................           7,971
   17,608      * STATION CASINOS, INC ..........................             282
    7,775      * STEIN MART, INC ...............................              80
    6,100     b* SUNBEAM CORP ..................................               0
    2,160        SUPERIOR INDUSTRIES INTERNATIONAL, INC ........              83
    7,311      * SYLVAN LEARNING SYSTEMS, INC ..................             178
  417,608        SYSCO CORP ....................................          11,338
   13,163        TALBOTS, INC ..................................             576
   12,821        TANGER FACTORY OUTLET CENTERS, INC ............             295
  407,370        TARGET CORP ...................................          14,095
   44,780      * THE CHEESECAKE FACTORY, INC ...................           1,267
   16,440      * THQ, INC ......................................             810
  113,850        TIFFANY & CO ..................................           4,124
   16,371      * TIMBERLAND CO (CLASS A) .......................             647
  230,270        TJX COS, INC ..................................           7,339
   33,473      * TOO, INC ......................................             917
   41,998      * TOPPS CO, INC .................................             491
    5,152      * TRENDWEST RESORTS, INC ........................             121
        1        TRIBUNE CO ....................................               0
      111      * TROPICAL SPORTSWEAR INTERNATIONAL CORP ........               2
   38,355      * U.S.A. NETWORKS, INC ..........................           1,074
    4,211      * UNITED TELEVISION, INC ........................             531
   14,810      * UNIVERSAL ELECTRONICS, INC ....................             267
  153,517      * UNIVISION COMMUNICATIONS, INC (CLASS A) .......           6,568
      690      * URBAN OUTFITTERS, INC .........................               7
   10,928      * VANS, INC .....................................             257
    8,743      * VASTERA, INC ..................................             124
    1,914      * VENATOR GROUP, INC ............................              29
   24,392      * VIACOM, INC (CLASS A) .........................           1,294
2,416,088      * VIACOM, INC (CLASS B) .........................         125,033
5,467,215        WAL-MART STORES, INC ..........................         266,800
    5,214      * WET SEAL, INC (CLASS A) .......................             181
   45,571        WILEY (JOHN) & SONS, INC (CLASS A) ............           1,078
   39,229      * WILLIAMS-SONOMA, INC ..........................           1,523
    2,136      * WILSONS THE LEATHER EXPERTS, INC ..............              40
      698        WINNEBAGO INDUSTRIES, INC .....................              22
    8,199      * WMS INDUSTRIES, INC ...........................             264
    7,486        WOODWARD GOVERNOR CO ..........................             632
    5,975      * WORLD WRESTLING FEDERATION

                 ENTERTAINMENT, INC ............................              83
   10,064      * YOUNG BROADCASTING, INC (CLASS A) .............             338
   34,800      * ZENITH ELECTRONICS CORP .......................               0
    2,405      * ZOMAX, INC ....................................              22
                                                                      ----------
                 TOTAL CONSUMER CYCLICAL .......................       1,428,239
                                                                      ----------
CONSUMER NON-CYCLICAL--7.28%
    6,105      * 1-800-FLOWERS.COM, INC ........................              91
    9,713      * 7-ELEVEN, INC .................................             109
  175,950      * AMAZON.COM, INC ...............................           2,490
    9,660      * AMERICAN ITALIAN PASTA CO (CLASS A) ...........             448
  328,341        ANHEUSER-BUSCH COS, INC .......................          13,528
   15,353      * AUTOZONE, INC .................................             576
1,427,400        AVON PRODUCTS, INC ............................          66,060
   10,481      * BARNES & NOBLE, INC ...........................             412
  148,102      * BEST BUY CO, INC ..............................           9,407
   55,235      * BJ'S WHOLESALE CLUB, INC ......................           2,942
   24,392        BLYTH, INC ....................................             627
    1,685      * BOSTON BEER CO, INC (CLASS A) .................              15
   35,396      * CADIZ, INC ....................................             326
  124,461        CAMPBELL SOUP CO ..............................           3,205
    4,712        CARTER-WALLACE, INC ...........................              91
   40,800      * CDW COMPUTER CENTERS, INC .....................           1,620
    1,232      * CHEAP TICKETS, INC ............................              19
   34,182        CHURCH & DWIGHT CO, INC .......................             870
   37,102      * COACH, INC ....................................           1,412
    1,417        COCA-COLA BOTTLING CO CONSOLIDATED ............              56
1,522,078        COCA-COLA CO ..................................          68,494
   80,732        COCA-COLA ENTERPRISES, INC ....................           1,320
  652,454        COLGATE-PALMOLIVE CO ..........................          38,488
    8,276      * CONSTELLATION BRANDS, INC (CLASS A) ...........             339
   19,176      * COST PLUS, INC ................................             575
   50,158      * COSTCO WHOLESALE CORP .........................           2,060
  289,339        CVS CORP ......................................          11,168
      106        DEB SHOPS, INC ................................               2
   10,455      * DEL MONTE FOODS CO ............................              88
        2        DELHAIZE LE LION ADR ..........................               0
   27,041        DELTA & PINE LAND CO ..........................             531
   45,557        DIAL CORP .....................................             649
   15,498        DREYER'S GRAND ICE CREAM, INC .................             432
   14,919      * DUANE READE, INC ..............................             485
    6,744      * ELECTRONICS BOUTIQUE HOLDINGS CORP ............             214
   70,600      b* ETOYS, INC ...................................               1
    7,315      * EXPEDIA, INC (CLASS A) ........................             341
   13,224      * FACTORY 2-U STORES, INC .......................             388
   29,076        FASTENAL CO ...................................           1,802
   14,278        FLEMING COS, INC ..............................             510


                       SEE NOTES TO FINANCIAL STATEMENTS
66 College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

 SHARES                                                             VALUE (000)
 ------                                                            ------------

CONSUMER NON-CYCLICAL--(CONTINUED)

   12,292       * FTD.COM, INC ..................................       $     87
    3,851       * FTI CONSULTING, INC ...........................             84
1,483,658         GILLETTE CO ...................................         43,011
    2,906       * GREEN MOUNTAIN COFFEE, INC ....................             87
   27,174       * HAIN CELESTIAL GROUP, INC .....................            598
  101,509         HEINZ (H.J.) CO ...............................          4,151
    4,935         HERSHEY FOODS CORP ............................            305
4,726,169         HOME DEPOT, INC ...............................        220,003
   35,419       * INSIGHT ENTERPRISES, INC ......................            868
    5,409       * J. JILL GROUP, INC ............................            110
   89,273         KELLOGG CO ....................................          2,589
  522,438       * KRAFT FOODS, INC (CLASS A) ....................         16,196
  695,044       * KROGER CO .....................................         17,376
    1,823         LANCASTER COLONY CORP .........................             60
   90,563         LAUDER (ESTEE) COS (CLASS A) ..................          3,903
  332,090         LOWE'S COS, INC ...............................         24,093
    8,611         MCCORMICK & CO, INC (NON-VOTE) ................            362
   74,846         MILLER (HERMAN), INC ..........................          1,811
       53       * NATIONAL BEVERAGE CORP ........................              0
    2,160         NATURE'S SUNSHINE PRODUCTS, INC ...............             26
   31,255       * NBTY, INC .....................................            389
    1,434         ONEIDA LTD ....................................             29
    1,427       * PATHMARK STORES, INC ..........................             35
    4,689       * PC CONNECTION, INC ............................             75
   63,281         PEPSI BOTTLING GROUP, INC .....................          2,538
1,637,276         PEPSICO, INC ..................................         72,368
   37,840       * PERRIGO CO ....................................            632
   51,259       * PETSMART, INC .................................            361
1,541,247         PHILIP MORRIS COS, INC ........................         78,218
   70,685       * PRICELINE.COM, INC ............................            640
  207,215         PROCTER & GAMBLE CO ...........................         13,220
      350       * PURINA MILLS INC ..............................              8
   64,133         QUAKER OATS CO ................................          5,852
  163,951         RADIOSHACK CORP ...............................          5,001
  101,567         RALSTON PURINA CO .............................          3,049
    4,083      e* REVLON, INC (CLASS A) .........................             30
  139,271       * RITE AID CORP .................................          1,253
      846       * ROBERT MONDAVI CORP (CLASS A) .................             34
  752,182       * SAFEWAY, INC ..................................         36,105
  313,694         SARA LEE CORP .................................          5,941
    2,643         SENSIENT TECHNOLOGIES CORP ....................             54
   16,635       * SKECHERS USA, INC (CLASS A) ...................            486
    4,867         SLI, INC ......................................             40
    5,202         SMUCKER (J.M) CO ..............................            135
  327,918       * STAPLES, INC ..................................          5,244
    9,403       * STAR SCIENTIFIC, INC ..........................             27
      713       * SUIZA FOODS CORP ..............................             38
      468         THOMAS INDUSTRIES, INC ........................             14
   12,518       * TICKETMASTER CLASS B ..........................            185
    5,785         TOOTSIE ROLL INDUSTRIES, INC ..................            223
    7,797       * TRIARC COS, INC ...............................            204
   10,418       * TUESDAY MORNING CORP ..........................            138
   29,126         TUPPERWARE CORP ...............................            682
   18,411       * TWEETER HOME ENTERTAINMENT GROUP, INC .........            650
    9,423       * UNITED NATURAL FOODS, INC .....................            198
    3,069         UNIVERSAL CORP ................................            122
   67,052         UST, INC ......................................          1,935
   27,904       * VALUEVISION INTERNATIONAL, INC (CLASS A) ......            607
    4,144         VECTOR GROUP LTD ..............................            133
  923,348         WALGREEN CO ...................................         31,532
   53,886       * WHOLE FOODS MARKET, INC .......................          1,460
    7,112       * WILD OATS MARKETS, INC ........................             74
   14,076         WINN-DIXIE STORES, INC ........................            368
   46,345         WRIGLEY (WM) JR CO ............................          2,171
   12,173       * YANKEE CANDLE CO, INC .........................            231
                                                                        --------
                TOTAL CONSUMER NON-CYCLICAL .....................        840,640
                                                                        --------
ENERGY--1.72%
  209,160       ANADARKO PETROLEUM CORP .........................         11,301
  425,831         APACHE CORP ...................................         21,611
    2,810       * ATP OIL & GAS CORP ............................             32
    9,062       * ATWOOD OCEANICS, INC ..........................            318
1,459,260         BAKER HUGHES, INC .............................         48,885
   21,459       * BARRETT RESOURCES CORP ........................          1,266
    5,394       * BELCO OIL & GAS CORP ..........................             49
   16,064         BERRY PETROLEUM CO (CLASS A) ..................            233
  146,650       * BJ SERVICES CO ................................          4,162
   16,473       * BROWN (TOM), INC ..............................            395
   61,232         BURLINGTON RESOURCES, INC .....................          2,446
   17,024         CABOT OIL & GAS CORP (CLASS A) ................            415
   29,918       * CAL DIVE INTERNATIONAL, INC ...................            736
    4,149       * CALLON PETROLEUM CORP .........................             49
   27,931       * CAPSTONE TURBINE CORP .........................            628
    6,138         CARBO CERAMICS, INC ...........................            227
  134,984       * CHESAPEAKE ENERGY CORP ........................            918
    5,544       * CLAYTON WILLIAMS ENERGY, INC ..................             94
      795       * COMSTOCK RESOURCES, INC .......................              8
   46,396       * COOPER CAMERON CORP ...........................          2,589
   14,491       * DENBURY RESOURCES, INC ........................            136
  560,541         DIAMOND OFFSHORE DRILLING, INC ................         18,526

    1,300         DOMINION RESOURCES BLACK WARRIOR ..............             23
    7,691       * DRIL-QUIP, INC ................................            166
   13,226       * ENERGY PARTNERS LTD ...........................            177
   81,182         ENSCO INTERNATIONAL, INC ......................          1,900
   66,373         EOG RESOURCES, INC ............................          2,360
   13,396       * EVERGREEN RESOURCES, INC ......................            509
   12,942       * FOREST OIL CORP ...............................            362
   27,564         FRONTIER OIL CORP .............................            365
    4,011         GETTY REALTY CORP .............................             77
  102,134       * GLOBAL MARINE, INC ............................          1,903
    8,231       * GRANT PRIDECO, INC ............................            144
  182,905       * GREY WOLF, INC ................................            732
   12,732       * GULF ISLAND FABRICATION, INC ..................            183
  375,776         HALLIBURTON CO ................................         13,378
   62,603       * HANOVER COMPRESSOR CO .........................          2,072
  280,500         HELMERICH & PAYNE, INC ........................          8,645
    4,417         HOLLY CORP ....................................            162
    7,516       * HORIZON OFFSHORE, INC .........................            101
    9,361       * HOUSTON EXPLORATION CO ........................            293
   14,345       * HS RESOURCES, INC .............................            930
    4,559       * HYDRIL CO .....................................            104
    8,167       * KCS ENERGY, INC ...............................             54
  104,884       * KEY ENERGY SERVICES, INC ......................          1,137
    5,917       * KEY PRODUCTION CO, INC ........................             99
   15,274       * LOUIS DREYFUS NATURAL GAS CORP ................            532
   15,257       * MAGNUM HUNTER RESOURCES, INC ..................            136
   40,500       * MARINE DRILLING CO, INC .......................            774
   29,362       * MAVERICK TUBE CORP ............................            498
   18,070       * MERIDIAN RESOURCE CORP ........................            130
   22,519         MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..          1,042
   24,839         MURPHY OIL CORP ...............................          1,828
  111,755       * NABORS INDUSTRIES, INC ........................          4,157
   64,754       * NATIONAL-OILWELL, INC .........................          1,735
   33,592       * NEWFIELD EXPLORATION CO .......................          1,077
   98,509       * NOBLE DRILLING CORP ...........................          3,226
   60,836         OCEAN ENERGY, INC (NEW) .......................          1,062
    3,530       * OCEANEERING INTERNATIONAL, INC ................             73
    8,376       * OSCA, INC .....................................            174
    9,007         PATINA OIL & GAS CORP .........................            239
   63,805       * PATTERSON-UTI ENERGY, INC .....................          1,140
   16,063       * PLAINS RESOURCES, INC .........................            386
   32,856         POGO PRODUCING CO .............................            789
   13,818       * PRIDE INTERNATIONAL, INC ......................            262
    8,389       * PRIMA ENERGY CORP .............................            202
   28,084       * PURE RESOURCES, INC ...........................            505
   17,009       * PYR ENERGY CORP ...............................            121
    7,148       * REMINGTON OIL & GAS CORP ......................            136
   58,605       * ROWAN COS, INC ................................          1,295
   15,730         RPC, INC ......................................            223

                        SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 67

     STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
 SHARES                                                             VALUE (000)
 ------                                                            ------------
ENERGY--(CONTINUED)
   41,424        * SMITH INTERNATIONAL, INC ....................        $  2,481
   14,670        * SPINNAKER EXPLORATION CO ....................             585
   25,553          ST. MARY LAND & EXPLORATION CO ..............             597
   20,448        * STONE ENERGY CORP ...........................             906
  120,484        * SUPERIOR ENERGY SERVICES, INC ...............             952
   18,775        * SWIFT ENERGY CO .............................             565
      700        * TENGASCO, INC ...............................               9
   25,535          TIDEWATER, INC ..............................             963
      124        * TRANSTEXAS GAS CORP WTS 6/30/02 .............               0
      592        * TRICO MARINE SERVICES, INC ..................               6
   27,623        * UNIT CORP ...................................             438
    7,481        * UNIVERSAL COMPRESSION HOLDINGS, INC .........             212
  661,514        * VARCO INTERNATIONAL, INC (NEW) ..............          12,311
   27,975        * VERITAS DGC, INC ............................             776
   23,236          VINTAGE PETROLEUM, INC ......................             434
    9,179        * W-H ENERGY SERVICES, INC ....................             174
   68,763        * WEATHERFORD INTERNATIONAL, INC ..............           3,300
    6,245        * WESTPORT RESOURCES CORP .....................             131
   97,055          XTO ENERGY, INC .............................           1,393
                                                                        --------
                 TOTAL ENERGY ..................................         198,875
                                                                        --------
FINANCIAL SERVICES--6.52%

       75          ADVANTA CORP (CLASS A) ........................             1
   14,729        * AFFILIATED MANAGERS GROUP, INC ................           906
  217,140          AFLAC, INC ....................................         6,838
    4,060          ALABAMA NATIONAL BANCORP ......................           132
    2,286          ALEXANDRIA REAL ESTATE EQUITIES, INC ..........            91
   54,643          ALLIED CAPITAL CORP ...........................         1,265
  109,601          AMERICAN EXPRESS CO ...........................         4,253
2,650,905          AMERICAN INTERNATIONAL GROUP, INC .............       227,978
   85,349        * AMERITRADE HOLDING CORP (CLASS A) .............           679
    7,173        * ANC RENTAL CORP ...............................            22
    8,818          ARROW FINANCIAL CORP ..........................           223
      206          BANK MUTUAL CORP ..............................             3
  238,544          BANK OF NEW YORK CO, INC ......................        11,450
      155        * BKF CAPITAL GROUP, INC ........................             5
   16,127        * BLACKROCK, INC ................................           553
    7,747          BOSTON PRIVATE FINANCIAL HOLDINGS, INC ........           174
   23,946          BROWN & BROWN, INC ............................         1,005
  194,187          CAPITAL ONE FINANCIAL CORP ....................        11,651
   45,042        * CATELLUS DEVELOPMENT CORP .....................           786
    2,087          CATHAY BANCORP, INC ...........................           114
    8,956          CCBT FINANCIAL COS, INC .......................           269
   18,984        * CCC INFORMATION SERVICES GROUP, INC ...........           113
    6,402        * CENTENNIAL BANCORP ............................            53
    1,003          CENTERPOINT PROPERTIES CORP ...................            50
    2,422        * CENTRAL COAST BANCORP .........................            60
   22,477          CHARLES E. SMITH RESIDENTIAL REALTY ...........         1,127
    5,072          CHATEAU COMMUNITIES, INC ......................           159
    3,428          CHELSEA PROPERTY GROUP, INC ...................           161
    6,481          CHITTENDEN CORP ...............................           218
   54,543        * CHOICEPOINT, INC ..............................         2,294
2,142,476          CITIGROUP, INC ................................       113,208
    8,273        * CITIZENS, INC .................................            57
    2,368          CITY BANK LYNNWOOD (WASHINGTON) ...............            64
    4,599        * CLARK/BARDES, INC .............................           103
    1,286          COBIZ, INC ....................................            29
   17,081          COMMERCE BANCORP, INC .........................         1,197
    1,162          COMMUNITY BANKS, INC ..........................            35
    1,264          COMMUNITY FIRST BANKSHARES, INC ...............            29
   10,613        * COMPUCREDIT CORP ............................             117
   23,489          CONNECTICUT BANCSHARES, INC ...................           615
      867          CORRECTIONS CORP OF AMERICA ...................            14
   35,701          COUSINS PROPERTIES, INC .......................           959
   17,823          CRAWFORD & CO (CLASS B) .......................           321
   96,451          CROWN AMERICAN REALTY TRUST ...................           805
    7,756        * CSFBDIRECT ..................................              37
   13,248        * CSK AUTO CORP ...............................             110
   15,170          CVB FINANCIAL CORP ............................           291
   23,449          DORAL FINANCIAL CORP ..........................           804
      311          DOWNEY FINANCIAL CORP .........................            15
  102,066        * E*TRADE GROUP, INC ............................           658
    8,547          EAST WEST BANCORP, INC ........................           231
   61,855          EATON VANCE CORP ..............................         2,153
      992          ESSEX PROPERTY TRUST, INC .....................            49
   24,860          F & M NATIONAL CORP ...........................           994
1,011,560          FANNIE MAE ....................................        86,134
    4,719        * FEDERAL AGRICULTURAL MORTGAGE CORP ...........            151
    5,393          FEDERAL REALTY INVESTMENT TRUST ...............           112
   83,982          FEDERATED INVESTORS, INC (CLASS B) ............         2,704
  456,361          FREDDIE MAC ...................................        31,945
    1,918          FIDELITY BANKSHARES, INC ......................            28
  329,926          FIFTH THIRD BANCORP ...........................        19,812
    2,798        * FINANCIAL FEDERAL CORP .......................             81
    5,280          FINANCIAL INSTITUTIONS, INC ...................           118
   10,123          FIRST BANCORP (PUERTO RICO) ...................           273
    7,451          FIRST BUSEY CORP ..............................           160
    6,562          FIRST COMMUNITY BANCSHARES ....................           205
    4,086          FIRST MIDWEST BANCORP, INC ....................           121
      158        * FIRST REPUBLIC BANK ...........................             4
    5,792          FRONTIER FINANCIAL CORP .......................           162
    3,647        * GABELLI ASSET MANAGEMENT, INC (CLASS A) .......           150

   54,787          GALLAGHER (ARTHUR J.) & CO ....................         1,424
   60,934        * GARTNER, INC (CLASS A) ........................           670
   11,334        * GARTNER, INC (CLASS B) ........................           104
    2,945          GLACIER BANCORP, INC ..........................            56
    1,849          GREAT SOUTHERN BANCORP, INC ...................            49
   36,614          GREATER BAY BANCORP ...........................           915
    6,020          HARLEYSVILLE NATIONAL CORP ....................           278
   14,597          HILB, ROGAL & HAMILTON CO .....................           639
   69,430          HOOPER HOLMES, INC ............................           712
  114,863          HOUSEHOLD INTERNATIONAL, INC ..................         7,661
   26,687          HUDSON UNITED BANCORP .........................           681
   15,023          INDEPENDENT BANK CORP .........................           330
    2,323        * INDYMAC BANCORP, INC ..........................            62
  184,710        * INSTINET GROUP, INC ...........................         3,443
    2,465          INTERNATIONAL BANCSHARES CORP .................           104
        2        * INTERSTATE HOTELS CORP ........................             0
   29,850        * INVESTMENT TECHNOLOGY GROUP, INC ..............         1,501
   31,876          INVESTORS FINANCIAL SERVICES CORP .............         2,136
      242          IRWIN FINANCIAL CORP ..........................             6
   19,631        * ITT EDUCATIONAL SERVICES, INC ................            883
    6,305          JOHN NUVEEN CO (CLASS A) ......................           357
  517,700          JP MORGAN CHASE & CO ..........................        23,089
      161          JP REALTY, INC ................................             4
   47,667        * KNIGHT TRADING GROUP, INC .....................           510
   27,065        * LABRANCHE & CO, INC .........................             785
      793          LAKELAND BANCORP, INC .........................            14
  135,810          LANDAMERICA FINANCIAL GROUP, INC ..............         4,326
    6,369          MAIN STREET BANKS, INC ........................           113
   11,153          MANUFACTURED HOME COMMUNITIES, INC ............           313
  121,797          MARSH & MCLENNAN COS, INC .....................        12,301
  611,814          MBNA CORP .....................................        20,159
    4,614          MEDALLION FINANCIAL CORP ......................           47
      747        * MERITAGE CORP ...............................             34
  640,167          METROPOLITAN LIFE INSURANCE CO ................        19,832
    2,202          MICROFINANCIAL, INC ...........................            36
    5,932          MIDWEST BANC HOLDINGS, INC ....................           131
   15,741          MILLS CORP ....................................           387
    2,135          MISSION WEST PROPERTIES, INC ..................            26
    1,169          MISSISSIPPI VALLEY BANCSHARES, INC ............            47
   35,862          MORGAN STANLEY DEAN WITTER & CO ...............         2,303
    8,147          NATIONAL PENN BANCSHARES, INC .................           165
      380          NBC CAPITAL CORP ..............................            11
   16,931        * NETBANK, INC ................................             191
   15,038          NEUBERGER BERMAN, INC .........................         1,023
  357,170          NORTHERN TRUST CORP ...........................        22,323
   18,526          NEW YORK COMMUNITY BANCORP, INC ...............           698
    1,556          ORIENTAL FINANCIAL GROUP, INC .................            30

                       SEE NOTES TO FINANCIAL STATEMENTS
68  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

     STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
 SHARES                                                             VALUE (000)
 ------                                                            ------------
FINANCIAL SERVICES--(CONTINUED)

   20,276          PACIFIC CAPITAL BANCORP .....................        $    617
   10,344          PARK NATIONAL CORP ..........................           1,060
    5,923          PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ...             146
    1,964        * PHILADELPHIA CONSOLIDATED HOLDING CORP ......              68
      642          PROSPERITY BANCSHARES, INC ..................              15
  266,961          PROVIDIAN FINANCIAL CORP ....................          15,804
    1,490          R & G FINANCIAL CORP (CLASS B) ..............              24
    1,318          RAYMOND JAMES FINANCIAL, INC ................              40
       78          RECKSON ASSOCIATES REALTY CORP ..............               2
   16,563          RICHMOND COUNTY FINANCIAL CORP ..............             621
   10,105          S & T BANCORP, INC ..........................             273
    2,303          S.Y. BANCORP, INC ...........................              78
    6,316          SANDY SPRING BANCORP, INC ...................             203
    1,059          SAUL CENTERS, INC ...........................              20
  965,491          SCHWAB (CHARLES) CORP .......................          14,772
    4,401          SEACOAST BANKING CORP OF FLORIDA ............             154
   71,786          SEI INVESTMENTS CO ..........................           3,403
      397          SJNB FINANCIAL CORP .........................              17
   12,917        * SOUTHWEST BANCORP OF TEXAS, INC .............             390
  110,412          STATE STREET CORP ...........................           5,464
    6,897          STERLING BANCORP ............................             211
    8,163          STERLING BANCSHARES, INC ....................             157
    9,166          STERLING FINANCIAL CORP .....................             212
   17,039          STILWELL FINANCIAL, INC .....................             572
    3,609          STUDENT LOAN CORP ...........................             252
    9,241          SUFFOLK BANCORP .............................             414
  160,957          SYNOVUS FINANCIAL CORP ......................           5,051
   29,986        * SYNTROLEUM CORP .............................             273
   28,777        * TD WATERHOUSE GROUP .........................             315
    7,338          TEXAS REGIONAL BANC SHARES, INC (CLASS A) ...             296
    8,413          TOMPKINS TRUSTCO, INC .......................             332
  392,300          TORCHMARK CORP ..............................          15,774
   15,699          TOWN & COUNTRY TRUST ........................             320
    8,851        * TRIAD GUARANTY, INC .........................             354
   18,866          TROY FINANCIAL CORP .........................             345
      424          TRUST CO OF NEW JERSEY ......................              14
   66,044          TRUSTCO BANK CORP (NEW YORK) ................             882
   13,584          UCBH HOLDINGS, INC ..........................             412
      974          UMPQUA HOLDINGS CORP ........................              12
    1,131          UNB CORP/OHIO ...............................              21
       43          UNION PLANTERS CORP .........................               2
   12,570          UNITED BANKSHARES, INC ......................             337
    2,365          UNITED NATIONAL BANCORP .....................              54
   11,258        * UNITED RENTALS, INC .........................             292
   19,265        * UNITEDGLOBALCOM, INC (CLASS A) ..............             167
    1,589        * UNIVERSAL AMERICAN FINANCIAL CORP ...........              10
  137,524          USA EDUCATION, INC ..........................          10,039
    1,602          VALHI, INC ..................................              21
    2,010          VALUE LINE, INC .............................              85
   79,524          WADDELL & REED FINANCIAL, INC (CLASS A) .....           2,525
   18,159          WASHINGTON REAL ESTATE INVESTMENT TRUST .....             429
   12,369          WASHINGTON TRUST BANCORP, INC ...............             272
       16          WELLS FARGO & CO ............................               1
   13,780          WESTAMERICA BANCORP .........................             541
      819          WESTFIELD AMERICA, INC ......................              13
    2,394        * WFS FINANCIAL, INC ..........................              74
    1,276          WINTRUST FINANCIAL CORP .....................              32
    3,057        * WORLD ACCEPTANCE CORP .......................              28
                                                                        --------
                 TOTAL FINANCIAL SERVICES ......................         752,909
                                                                        --------
HEALTH CARE--21.91%
    3,693        * 3 DIMENSIONAL PHARMACEUTICALS, INC ..........              35
    4,403        * AAIPHARMA, INC ..............................              69
2,413,366          ABBOTT LABORATORIES CO ......................         115,866
   70,136        * ABGENIX, INC ................................           3,156
   14,081        * ABIOMED, INC ................................             332
   17,924        * ACCREDO HEALTH, INC .........................             667
   15,853        * ACLARA BIOSCIENCES, INC .....................             123
   20,494        * ADOLOR CORP .................................             443
   33,358        * ADVANCEPCS ..................................           2,137
    2,847        * ADVANCED NEUROMODULATION SYSTEMS, INC .......              74
   66,160        * ADVANCED TISSUE SCIENCES, INC ...............             331
   29,876        * AFFYMETRIX, INC .............................             659
   11,939        * AKSYS LTD ...................................             124
   17,282        * ALBANY MOLECULAR RESEARCH, INC ..............             657
   19,906        * ALEXION PHARMACEUTICALS, INC ................             478
    4,292        * ALIGN TECH, INC .............................              34
   51,219        * ALKERMES, INC ...............................           1,798
  127,052          ALLERGAN, INC ...............................          10,863
   24,015        * ALLSCRIPTS HEALTHCARE SOLUTIONS .............             216
   15,796          ALPHARMA, INC (CLASS A) .....................             430
   12,742        * AMERICAN MEDICAL SYSTEMS HOLDING, INC .......             196
    6,362        * AMERICAN HEALTHWAYS, INC ....................             245
1,513,655          AMERICAN HOME PRODUCTS CORP .................          88,458
      300        * AMERICAN RETIREMENT CORP ....................               1
   15,550        * AMERIPATH, INC ..............................             456
   51,342        * AMERISOURCE HEALTH CORP (CLASS A) ...........           2,839
3,510,173        * AMGEN, INC ..................................         212,997
   16,151        * AMSURG CORP (CLASS A) .......................             477

   51,517        * AMYLIN PHARMACEUTICALS, INC .................             580
   45,165        * ANDRX GROUP .................................           3,478
    4,904        * ANTIGENICS, INC .............................              97
   14,016        * APHTON CORP .................................             307
   55,553        * APOGENT TECHNOLOGIES, INC ...................           1,367
  183,108          APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .....           4,898
    5,914        * APPLIED MOLECULAR EVOLUTION .................              74
   34,850        * APRIA HEALTHCARE GROUP, INC .................           1,005
    6,633        * ARENA PHARMACEUTICALS, INC ..................             202
   26,691        * ARIAD PHARMACEUTICALS, INC ..................             135
   11,416        * ARQULE, INC .................................             247
    5,847        * ARRAY BIOPHARMA, INC ........................              53
    2,015          ARROW INTERNATIONAL, INC ....................              77
   24,668        * ARTHROCARE CORP .............................             645
    4,582        * ASPECT MEDICAL SYSTEMS, INC .................              71
    2,200        * ATHEROGENICS, INC ...........................              13
   10,088        * ATRIX LABORATORIES, INC .....................             239
   23,070        * ATS MEDICAL, INC ............................             347
   17,792        * AURORA BIOSCIENCES CORP .....................             552
   35,221        * AVANIR PHARMACEUTICALS (CLASS A) ............             222
   54,322        * AVANT IMMUNOTHERAPEUTICS, INC ...............             307
    3,890        * AVI BIOPHARMA, INC ..........................              30
   16,397        * AVIGEN, INC .................................             353
   22,667        * AVIRON ......................................           1,292
    1,100        * BACOU U.S.A., INC ...........................              31
   20,493        * BARR LABORATORIES, INC ......................           1,443
  465,598          BAXTER INTERNATIONAL, INC ...................          22,814
      200        * BAXTER INTERNATIONAL, INC CVR ...............               0
   22,640          BECKMAN COULTER, INC ........................             924
   19,233          BERGEN BRUNSWIG CORP (CLASS A) ..............             370
    1,191        * BIO-RAD LABORATORIES, INC (CLASS A) .........              59
   68,727        * BIO-TECHNOLOGY GENERAL CORP .................             900
  133,346        * BIOGEN, INC .................................           7,249
   18,089        * BIOMARIN PHARMACEUTICAL, INC ................             239
  150,974          BIOMET, INC .................................           7,256
   14,468        * BIOPURE CORP ................................             382
   17,172        * BIOSITE DIAGNOSTICS, INC ....................             769
    1,847        * BIOSPHERE MEDICAL, INC ......................              24
       40        * BIOVAIL CORP ................................               2
    8,725        * BONE CARE INTERNATIONAL, INC ................             231
   57,780        * BOSTON SCIENTIFIC CORP ......................             982
1,771,261          BRISTOL-MYERS SQUIBB CO .....................          92,637
   14,995        * BRITESMILE, INC .............................             158
   20,635        * BRUKER DALTONICS, INC .......................             311
    8,917        * CALIPER TECHNOLOGIES CORP ...................             188
1,743,927          CARDINAL HEALTH, INC ........................         120,331
   30,399        * CARDIODYNAMICS INTERNATIONAL CORP ...........             163
  245,178        * CAREMARK RX, INC ............................           4,033
   65,619        * CELGENE CORP ................................           1,893
   25,572        * CELL PATHWAYS, INC ..........................             162



                        SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 69

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
HEALTH CARE--(CONTINUED)

   30,781        * CELL THERAPEUTICS, INC ......................        $    851
   37,645        * CEPHALON, INC ...............................           2,654
   19,052        * CERNER CORP .................................             800
    7,358        * CERUS CORP ..................................             534
   27,388        * CHARLES RIVER LABORATORIES
                     INTERNATIONAL, INC ........................             952
   77,208        * CHIRON CORP .................................           3,938
   10,248        * CIMA LABS, INC ..............................             804
    9,849        * CIPHERGEN BIOSYSTEMS, INC ...................              66
    6,856        * CLOSURE MEDICAL CORP ........................             157
    2,508          COBALT CORP .................................              18
    8,324        * COHERENT, INC ...............................             301
   22,453        * COLUMBIA LABORATORIES, INC ..................             182
   25,880        * COMMUNITY HEALTH SYSTEMS ....................             763
   29,607        * COMPUTERIZED THERMAL IMAGING, INC ...........             147
   10,352        * CONCEPTUS, INC ..............................             155
   30,414        * CONNETICS CORP ..............................             231
   13,670          COOPER COMPANIES, INC .......................             703
   46,997        * COR THERAPEUTICS, INC .......................           1,433
   36,634        * CORIXA CORP .................................             625
    5,104        * CORVEL CORP .................................             190
   37,451        * COVANCE, INC ................................             848
   12,715        * CRYOLIFE, INC ...............................             520
   28,200        * CUBIST PHARMACEUTICALS, INC .................           1,072
   39,548        * CURAGEN CORP ................................           1,440
   12,312        * CURIS, INC ..................................              59
   15,284        * CV THERAPEUTICS, INC ........................             871
   17,911        * CYBERONICS, INC .............................             303
   19,578        * CYGNUS, INC .................................             201
   79,275        * CYTOGEN CORP ................................             428
  112,799        * CYTYC CORP ..................................           2,600
   10,394          DATASCOPE CORP ..............................             479
   49,984        * DAVITA, INC .................................           1,016
   21,756        * DECODE GENETICS, INC ........................             268
   11,947        * DELTAGEN, INC ...............................             107
    6,310        * DENDREON CORP ...............................             106
   18,340        * DENDRITE INTERNATIONAL, INC .................             138
   17,188          DENTSPLY INTERNATIONAL, INC .................             762
   10,435          DIAGNOSTIC PRODUCTS CORP ....................             346
    2,425        * DIANON SYSTEMS, INC .........................             110
   10,396        * DIGENE CORP .................................             424
   12,036        * DIVERSA CORP ................................             245
   10,312        * DURAMED PHARMACEUTICALS, INC ................             184
    9,825        * DURECT CORP .................................             128
   13,591        * DUSA PHARMACEUTICALS, INC ...................             194
    8,958        * DYAX CORP ...................................             156
    4,260        * DYNACQ INTERNATIONAL, INC ...................              82
   39,946        * ECLIPSYS CORP ...............................           1,122
    3,021        * EDEN BIOSCIENCE CORP ........................              30
   15,456        * EDWARDS LIFESCIENCES CORP ...................             407
   28,800          ELAN CORP CONTINGENT VALUE RTS ..............               7
    7,965        * ENDO PHARMACEUTICALS HOLDINGS, INC ..........              70
   14,300        * ENDO PHARMACEUTICALS HOLDINGS,
                     INC WTS 12/31/02 ..........................               5
   13,990        * ENDOCARE, INC ...............................             224
   19,908        * ENTREMED, INC ...............................             319
   27,396        * ENZO BIOCHEM, INC ...........................             940
   41,809        * ENZON, INC ..................................           2,613
   15,002        * ESPERION THERAPEUTICS, INC ..................             161
    1,041        * EXACT SCIENCES CORP .........................              14
   20,529        * EXELIXIS, INC ...............................             389
   65,347        * EXPRESS SCRIPTS, INC ........................           3,596
  106,881        * FIRST HEALTH GROUP CORP .....................           2,578
    4,015        * FIRST HORIZON PHARMACEUTICAL ................             129
   25,997        * FISHER SCIENTIFIC INTERNATIONAL, INC ........             754
  161,182        * FOREST LABORATORIES, INC ....................          11,444
       10          FRESENIUS MEDICAL CARE AG. ADR ..............               0
   17,333        * GENAISSANCE PHARMACEUTICALS .................             243
   32,719        * GENE LOGIC, INC .............................             713
   18,892        * GENELABS TECHNOLOGIES .......................              39
    4,226        * GENENCOR INTERNATIONAL INC ..................              67
  441,547        * GENENTECH, INC ..............................          24,329
   20,112        * GENOME THERAPEUTICS CORP ....................             298
   11,582        * GENSTAR THERAPEUTICS CORP ...................              86
   21,167        * GENTA, INC ..................................             283
  152,618        * GENZYME CORP (GENERAL DIVISION) .............           9,310
   14,243        * GENZYME-MOLECULAR ONCOLOGY ..................             193
   21,753        * GERON CORP ..................................             305
   77,169        * GILEAD SCIENCES, INC ........................           4,490
1,287,200          GLAXOSMITHKLINE PLC ADR .....................          72,341
  582,480        * GUIDANT CORP ................................          20,969
  988,316        * GUILFORD PHARMACEUTICALS, INC ...............          33,603
   16,677        * HAEMONETICS CORP ............................             509
    2,834        * HARVARD BIOSCIENCE, INC .....................              31
   56,200          HCA-THE HEALTHCARE CO .......................           2,540
1,035,147        * HEALTH MANAGEMENT ASSOCIATES, INC ...........          21,779
    4,471        * HEALTHEXTRAS, INC ...........................              42
    4,946        * HEMISPHERX BIOPHARMA, INC ...................              35
  115,009        * HUMAN GENOME SCIENCES, INC ..................           6,929
   11,015        * HYSEQ, INC ..................................             127
   11,030        * I-MANY, INC .................................             149
   15,708        * I-STAT CORP .................................             232

   14,889          ICN PHARMACEUTICALS, INC ....................             472
   45,800        * ICOS CORP ...................................           2,931
    2,581        * ICU MEDICAL, INC ............................             107
  103,434        * IDEC PHARMACEUTICALS CORP ...................           7,001
   30,434        * IDEXX LABORATORIES, INC .....................             951
   10,507        * IDX SYSTEMS CORP ............................             126
   10,633        * IGEN INTERNATIONAL, INC .....................             276
   27,043        * ILEX ONCOLOGY, INC ..........................             809
    7,089        * ILLUMINA, INC ...............................              84
   95,733        * IMATRON, INC ................................             191
   53,312        * IMCLONE SYSTEMS, INC ........................           2,815
   28,400        * IMMUNE RESPONSE CORP ........................             135
  269,182        * IMMUNEX CORP ................................           4,778
   39,529        * IMMUNOGEN, INC ..............................             791
   39,345        * IMMUNOMEDICS, INC ...........................             842
   16,546        * IMPATH, INC .................................             733
    7,571        * IMPAX LABORATORIES, INC .....................              92
  289,745          IMS HEALTH, INC .............................           8,258
   12,941        * INAMED CORP .................................             366
   68,386        * INCYTE GENOMICS, INC ........................           1,677
   36,224        * INHALE THERAPEUTIC SYSTEMS, INC .............             833
    9,407        * INKINE PHARMACEUTICAL CO., INC ..............              46
   11,586        * INSMED, INC .................................             104
    6,670        * INSPIRE PHARMACEUTICALS, INC ................              93
    5,142        * INTEGRA LIFESCIENCES HOLDING ................             111
   16,527        * INTERMUNE, INC ..............................             589
   20,005        * INTERNEURON PHARMACEUTICALS, INC ............             170
   15,026        * INTUITIVE SURGICAL, INC .....................             203
    4,081          INVACARE CORP ...............................             158
   18,272        * INVERNESS MEDICAL TECHNOLOGY, INC ...........             676
   45,906        * INVITROGEN CORP .............................           3,296
   38,860        * ISIS PHARMACEUTICALS, INC ...................             481
  151,281        * IVAX CORP ...................................           5,900
2,693,297          JOHNSON & JOHNSON ...........................         134,665
    7,512        * KENDLE INTERNATIONAL, INC ...................             151
    3,435        * KERYX BIOPHARMACEUTICALS, INC ...............              36
  126,944        * KING PHARMACEUTICALS, INC ...................           6,823
    7,101        * KOS PHARMACEUTICALS, INC ....................             280
    4,763        * KOSAN BIOSCIENCES, INC ......................              37
   19,887        * KV PHARMACEUTICAL CO (CLASS B) ..............             666
   27,716        * LA JOLLA PHARMACEUTICAL CO ..................             284
   41,445        * LABORATORY CORP OF AMERICA HOLDINGS .........           3,187
   10,044          LANDAUER, INC ...............................             301
    3,335        * LARGE SCALE BIOLOGY CORP ....................              24
   23,303        * LEXICON GENETICS, INC .......................             291
   36,402        * LIFEPOINT HOSPITALS, INC ....................           1,612
   51,601        * LIGAND PHARMACEUTICALS, INC (CLASS A) .......             583

                       SEE NOTES TO FINANCIAL STATEMENTS
70  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
HEALTH CARE--(CONTINUED)
 1,255,262          LILLY (ELI) & CO ...........................        $ 92,889
    87,341        * LINCARE HOLDINGS, INC ......................           2,621
     5,471        * LUMINEX CORP ...............................             109
     9,845        * MACROCHEM CORP (DELAWARE) ..................              87
    11,347        * MAGELLAN HEALTH SERVICES, INC ..............             145
     2,919        * MARTEK BIOSCIENCES CORP ....................              83
    25,734        * MATRIX PHARMACEUTICAL, INC .................             268
     9,377        * MAXIMUS, INC ...............................             376
    12,747        * MAXYGEN, INC ...............................             247
    40,443          MCKESSON HBOC, INC .........................           1,501
     3,812        * MED-DESIGN CORP ............................             115
    78,182        * MEDAREX, INC ...............................           1,837
    10,015        * MEDICINES CO ...............................             205
    27,434        * MEDICIS PHARMACEUTICAL CORP (CLASS A) ......           1,454
   186,825        * MEDIMMUNE, INC .............................           8,818
    15,201        * MEDQUIST, INC ..............................             451
 2,846,797          MEDTRONIC, INC .............................         130,981
    24,247          MENTOR CORP ................................             691
 2,435,333          MERCK & CO, INC ............................         155,642
    15,559        * MGI PHARMA, INC ............................             194
    28,505        * MID ATLANTIC MEDICAL SERVICES, INC .........             511
   193,077        * MILLENNIUM PHARMACEUTICALS, INC ............           6,870
    45,141          MILLIPORE CORP .............................           2,798
    44,885        * MINIMED, INC ...............................           2,154
    14,493        * MIRAVANT MEDICAL TECHNOLOGIES ..............             188
    14,859        * MOLECULAR DEVICES CORP .....................             298
    30,487          MYLAN LABORATORIES, INC ....................             858
    21,718        * MYRIAD GENETICS, INC .......................           1,375
    37,554        * NABI .......................................             298
    13,751        * NANOGEN, INC ...............................              93
    10,685        * NAPRO BIOTHERAPEUTICS, INC .................             109
     5,762        * NATIONAL HEALTHCARE CORP ...................             102
     4,630        * NEOPHARM, INC ..............................             118
    10,945        * NEOSE TECHNOLOGIES, INC ....................             493
    22,488        * NEUROCRINE BIOSCIENCES, INC ................             899
    13,555        * NEUROGEN CORP ..............................             311
     2,257        * NORTH AMERICAN SCIENTIFIC ..................              33
     6,103        * NOVAVAX, INC ...............................              67
    18,158        * NOVEN PHARMACEUTICALS, INC .................             712
    20,255        * NOVOSTE CORP ...............................             517
    23,071        * NPS PHARMACEUTICALS, INC ...................             927
     7,871        * OCULAR SCIENCES, INC .......................             200
    18,835          OMNICARE, INC ..............................             380
    16,582        * ON ASSIGNMENT, INC .........................             298
     6,082        * ONYX PHARMACEUTICALS, INC ..................              73
     3,841        * OPTION CARE, INC ...........................              58
    11,661        * ORASURE TECHNOLOGIES, INC ..................             146
    36,071        * ORCHID BIOSCIENCES, INC ....................             276
    33,659        * ORGANOGENESIS, INC .........................             249
    41,509        * ORTHODONTIC CENTERS OF AMERICA, INC ........           1,261
    30,736        * OSI PHARMACEUTICALS, INC ...................           1,616
    13,875          OWENS & MINOR, INC .........................             264
   102,406        * OXFORD HEALTH PLANS, INC ...................           2,929
    21,924        * PACKARD BIOSCIENCE CO ......................             182
     6,694        * PAIN THERAPEUTICS, INC .....................              51
     1,785          PALL CORP ..................................              42
     9,858        * PARADIGM GENETICS, INC .....................              89
    42,122        * PATTERSON DENTAL CO ........................           1,264
    30,614        * PER-SE TECHNOLOGIES, INC ...................             250
    86,203        * PEREGRINE PHARMACEUTICALS, INC .............             227
14,105,708          PFIZER, INC ................................         564,934
    34,951        * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ....           1,066
    10,730        * PHARMACEUTICAL RESOURCES, INC ..............             329
 2,354,993          PHARMACIA CORP .............................         108,212
    19,000        * PHARMACOPEIA, INC ..........................             456
    14,094        * PHARMACYCLICS, INC .........................             478
    14,992        * PHARMOS CORP ...............................              56
     9,605        * POLYMEDICA CORP ............................             389
     7,806        * POSSIS MEDICAL, INC ........................              94
    11,394        * POZEN, INC .................................             171
    27,354        * PRAECIS PHARMACEUTICALS, INC ...............             450
    22,785        * PRIORITY HEALTHCARE CORP (CLASS B) .........             644
    31,572        * PROCURENET, INC ............................               5
     5,057        * PROFESSIONAL DETAILING, INC ................             465
     4,056        * PROGENICS PHARMACEUTICALS ..................              78
    40,426        * PROTEIN DESIGN LABS, INC ...................           3,507
    26,484        * PROVINCE HEALTHCARE CO .....................             935
    60,352        * QUEST DIAGNOSTICS, INC .....................           4,517
    48,651        * QUINTILES TRANSNATIONAL CORP ...............           1,228
     5,801        * REGENERATION TECHNOLOGIES ..................              51
    23,409        * REGENERON PHARMACEUTICALS, INC .............             811
    13,144        * REHABCARE GROUP, INC .......................             634
    48,338        * RENAL CARE GROUP, INC ......................           1,590
    35,283        * RESMED, INC ................................           1,784
    22,246        * RESPIRONICS, INC ...........................             662
    10,803        * RIBOZYME PHARMACEUTICALS, INC ..............             108
    14,419        * RIGEL PHARMACEUTICALS, INC .................             123
     1,304        * RIGHTCHOICE MANAGED CARE, INC ..............              58
     9,397        * ROSETTA INPHARMATICS, INC ..................             146
    20,492        * SANGSTAT MEDICAL CORP ......................             336
     1,274        * SCHEIN (HENRY), INC ........................              51
 2,856,050          SCHERING-PLOUGH CORP .......................         103,503
    29,528        * SCIOS, INC .................................             739

     2,922        * SEATTLE GENETICS, INC ......................              18
     4,159        * SELECT MEDICAL CORP ........................              83
    58,839        * SEPRACOR, INC ..............................           2,342
    10,977        * SEQUENOM, INC ..............................             154
     9,742        * SEROLOGICALS CORP ..........................             208
    47,835        * SICOR, INC .................................           1,105
     4,250        * SNGAMO BIOSCIENCES, INC ....................              62
     8,089        * SONOSITE, INC ..............................             157
     1,878        * SPECIALTY LABORATORIES, INC ................              71
     1,035        * SRI/SURGICAL EXPRESS, INC ..................              32
    60,909        * ST. JUDE MEDICAL, INC ......................           3,655
    11,538        * STERICYCLE, INC ............................             542
    35,976        * STERIS CORP ................................             721
   132,698          STRYKER CORP ...............................           7,279
     1,299        * SUNQUEST INFORMATION SYSTEMS, INC ..........              31
     7,749        * SUNRISE ASSISTED LIVING, INC ...............             204
    22,424        * SUPERGEN, INC ..............................             330
    11,735        * SURMODICS, INC .............................             690
    17,164        * SYNCOR INTERNATIONAL CORP ..................             532
     9,630        * TANOX, INC .................................             304
    30,996        * TARGETED GENETICS CORP .....................             202
    47,291        * TECHNE CORP ................................           1,537
     6,061        * TELIK INC ..................................              60
 1,199,243        * TENET HEALTHCARE CORP ......................          61,869
    44,974        * TEXAS BIOTECHNOLOGY CORP ...................             377
    26,797        * THERAGENICS CORP ...........................             299
     3,371        * THIRD WAVE TECHNOGIES ......................              35
    29,836        * THORATEC CORP ..............................             464
    25,300        * TITAN PHARMACEUTICALS, INC .................             759
     5,155        * TRANSGENOMIC, INC ..........................              98
    15,713        * TRANSKARYOTIC THERAPIES, INC ...............             463
    16,256        * TRIAD HOSPITALS, INC .......................             479
    10,136        * TRIANGLE PHARMACEUTICALS, INC ..............              48
       602        * TRIGON HEALTHCARE, INC .....................              39
    15,510        * TRIMERIS, INC ..............................             777
    13,579        * TRIPATH IMAGING, INC .......................             135
    13,660        * TULARIK, INC ...............................             353
    13,474        * UNITED THERAPEUTICS CORP ...................             180
   383,933          UNITEDHEALTH GROUP, INC ....................          23,708
    20,401          UNIVERSAL HEALTH SERVICES, INC .............             928
     5,486        * UROCOR, INC ................................              86
    10,725        * UROLOGIX, INC ..............................             196
     1,184        * US PHYSICAL THERAPY, INC ...................              19
     3,227        * V.I.TECHNOLOIES, INC .......................              42
    30,385        * VALENTIS, INC ..............................             190
    32,727        * VARIAN MEDICAL SYSTEMS, INC ................           2,340



                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 71

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           ----------
HEALTH CARE--(CONTINUED)

    33,138      * VARIAN, INC ..................................      $    1,070
    54,008      * VASOMEDICAL, INC .............................             233
     4,719      * VAXGEN, INC ..................................              90
    10,415      * VENTANA MEDICAL SYSTEMS, INC .................             328
    64,758        VENTAS, INC ..................................             709
    11,966      * VENTIV HEALTH, INC ...........................             247
    10,568      * VERSICOR, INC ................................             133
    60,426      * VERTEX PHARMACEUTICALS, INC ..................           2,991
    19,768      * VICAL, INC ...................................             276
    33,421      * VIDAMED, INC .................................             202
     7,220      * VION PHARMACEUTICALS INC .....................              64
    13,509      * VIROPHARMA, INC ..............................             459
    47,435      * VISX, INC ....................................             918
     1,097        VITAL SIGNS, INC .............................             36
     2,105      * VYSIS, INC ...................................              53
   134,434      * WATERS CORP ..................................           3,712
    83,043      * WATSON PHARMACEUTICALS, INC ..................           5,119
     2,537      * WATSON WYATT & CO HOLDINGS ...................              59
   154,817      * WEBMD CORP ...................................           1,084
     3,883      * WELLPOINT HEALTH NETWORKS, INC ...............             366
    12,936        X-RITE, INC ..................................             114
     7,417      * ZOLL MEDICAL CORP ............................             204
                                                                      ----------
                TOTAL HEALTH CARE ..............................       2,531,953
                                                                      ----------
OTHER--2.54%
     9,096      * 4KIDS ENTERTAINMENT, INC .....................             174
     2,112        ABM INDUSTRIES, INC ..........................              79
    18,291      * ACACIA RESEARCH CORP .........................             309
     2,145      * ACTRADE FINANCIAL TECH .......................              51
    15,492      * ADMINSTAFF, INC ..............................             403
       121        AMBASSADORS INTERNATIONAL, INC ...............               3
    31,549        BLOCK (H&R), INC .............................           2,036
    11,417        BRADY CORP (CLASS A) .........................             412
    11,884      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ........             373
    20,075      * CAREER EDUCATION CORP ........................           1,202
   387,164      * CENDANT CORP .................................           7,550
     2,346        CENTRAL PARKING CORP .........................              44
   104,001        CINTAS CORP ..................................           4,810
    10,394      * CORINTHIAN COLLEGES, INC .....................             489
    28,127      * CORPORATE EXECUTIVE BOARD CO .................           1,181
     9,198      * COSTAR GROUP, INC ............................             242
    55,012      * DEVRY, INC ...................................           1,987
     4,205        DOVER CORP ...................................             158
     8,486      * EDISON SCHOOLS, INC ..........................             194
    18,760      * EDUCATION MANAGEMENT CORP ....................             751
     1,794      * ESCO TECHNOLOGIES, INC .......................              54
    57,863      * EXULT, INC ...................................             987
    10,660      * FIRST CONSULTING GROUP, INC ..................              77
    10,450      * FORRESTER RESEARCH, INC ......................             236
    20,636      * GENTIVA HEALTH SERVICES, INC .................             371
    16,349      * GETTY IMAGES, INC ............................             429
    21,019      * GTECH HOLDINGS CORP ..........................             746
     4,029        HARLAND (JOHN H.) CO .........................              94
     1,164        HAVAS ADVERTISING S.A. ADR ...................              13
    15,285      * HEIDRICK & STRUGGLES INTERNATIONAL, INC ......             311
 1,024,900        HONEYWELL INTERNATIONAL, INC .................          35,861
     8,054      * HOTEL RESERVATIONS NETWORK, INC (CLASS A) ....             375
    17,896      * HOTJOBS.COM LTD ..............................             161
     1,418      * ICT GROUP, INC ...............................              25
    11,028      * INFOUSA, INC .................................              66
     7,627      * ITRON, INC ...................................             145
    34,023      * KORN/FERRY INTERNATIONAL .....................             527
     6,611      * MANAGEMENT NETWORK GROUP, INC ................              40
    15,062        MATTHEWS INTERNATIONAL CORP (CLASS A) ........             662
     2,549        MCGRATH RENTCORP .............................              62
     8,534      * MEMBERWORKS, INC .............................             197
    25,095      * MODIS PROFESSIONAL SERVICES, INC .............             173
   108,318        MOODY'S CORP .................................           3,629
     6,333      * MSC.SOFTWARE CORP ............................             119
    12,362      * NCO GROUP, INC ...............................             382
     1,605      * NEW HORIZONS WORLDWIDE, INC ..................              24
     2,173      * OFFSHORE LOGISTICS, INC ......................              41
    10,481      * PREPAID LEGAL SERVICES, INC ..................             231
    11,719      * PROQUEST CO ..................................             363
    23,035      * R.H. DONNELLEY CORP ..........................             737
       366      * RENT-WAY, INC ................................               4
     2,904      * RIGHT MANAGEMENT CONSULTANTS .................              76
   139,526      * ROBERT HALF INTERNATIONAL, INC ...............           3,473
    16,432        ROLLINS, INC .................................             327
     8,019      * SCHOOL SPECIALTY, INC ........................             207
     7,496      * STARTEK, INC .................................             169
     7,104        STRAYER EDUCATION, INC .......................             346
    21,035      * SYMYX TECHNOLOGIES, INC ......................             553
     5,366        TALX CORP ....................................             214
     7,264      * TEJON RANCH CO ...............................             198
    24,529      * TELETECH HOLDINGS, INC .......................             221
   136,394      * TERREMARK WORLDWIDE, INC .....................             205
    75,124      * TMP WORLDWIDE, INC ...........................           4,508
     5,595      * TRADESTATION GROUP, INC ......................              30
    11,332      * TRAVELOCITY.COM, INC .........................             348
 3,317,800        TYCO INTERNATIONAL LTD .......................         180,820
    11,342      * UNIROYAL TECHNOLOGY CORP .....................              97

    14,797      * UNITED STATIONERS, INC .......................             467
   430,369        UNITED TECHNOLOGIES CORP .....................          31,529
    15,787        VIAD CORP ....................................             417
     2,378      * WACKENHUT CORP (CLASS A) .....................              41
     4,274      * WACKENHUT CORRECTIONS CORP ...................              56
     7,942        WALTER INDUSTRIES, INC .......................              95
     2,070     b* WORLDWIDE XCEED GROUP, INC ...................               0
                                                                      ----------
                TOTAL OTHER ....................................         293,987
                                                                      ----------
PRODUCER DURABLES--8.28%
     9,922      * ACTIVE POWER, INC ............................             165
     5,579        AGCO CORP ....................................             51
    35,925      * ALLIED WASTE INDUSTRIES, INC .................             671
    33,696        AMETEK, INC ..................................           1,029
    10,814      * ASTEC INDUSTRIES, INC ........................             187
     1,165      * AUGUST TECHNOLOGY CORP .......................              17
    85,804      * AXCELIS TECHNOLOGIES, INC ....................           1,270
     1,253        BALDOR ELECTRIC CO ...........................              27
     6,597      * BEACON POWER CORP ............................              46
     6,201        BRIGGS & STRATTON CORP .......................             261
    14,659      * BROOKS AUTOMATION, INC .......................             676
     5,365      * CATAYTICA ENERGY SYSTEMS .....................             116
    33,779      * COGNEX CORP ..................................           1,143
    21,193      * COINSTAR, INC ................................             472
     7,189      * COORSTEK, INC ................................             270
    20,726      * COVANTA ENERGY CORP ..........................             383
    10,501      * CUNO, INC ....................................             315
    11,456      * DYCOM INDUSTRIES, INC ........................             263
    17,712        EATON CORP ...................................           1,242
    23,253      * EMEX CORP ....................................             252
    30,985        FEDERAL SIGNAL CORP ..........................             727
     6,104      * FLOW INTERNATIONAL CORP ......................              66
    12,001      * FLOWSERVE CORP ...............................             369
     4,373        FRANKLIN ELECTRIC CO, INC ....................             332
    21,338      * FUELCELL ENERGY, INC .........................             493
18,730,673        GENERAL ELECTRIC CO ..........................         913,120
       298      * GENLYTE GROUP, INC ...........................               9
     3,932      * GLOBAL POWER EQUIPMENT GROUP, INC ............             115
     6,580        GORMAN-RUPP CO ...............................             159
     8,390      * H POWER CORP .................................              81
    18,334      * HEADWATERS, INC ..............................             293
     6,449        IDEX CORP ....................................             219
       505        KAYDON CORP ..................................              13
     4,385        LINCOLN ELECTRIC HOLDINGS, INC ...............             112
     8,573        LINDSAY MANUFACTURING CO .....................             163
    15,132      * LITTELFUSE, INC ..............................             405
     3,361      * MAGNA ENTERTAINMENT CORP (CLASS A) ...........              21

                       SEE NOTES TO FINANCIAL STATEMENTS
72  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
   ------                                                            ----------
PRODUCER DURABLES--(CONTINUED)
   17,395         MANITOWOC CO, INC .............................       $    513
    1,553       * MAXWELL TECHNOLOGIES, INC .....................             35
   22,882       * MECHANICAL TECHNOLOGY, INC ....................            165
  111,667         MINNESOTA MINING & MANUFACTURING CO ...........         12,741
   27,289       * NATIONAL INSTRUMENTS CORP .....................            885
   80,705       * NEWPARK RESOURCES, INC ........................            896
   13,796         NEWPORT NEWS SHIPBUILDING, INC ................            845
    2,732         NN, INC .......................................             28
   10,308         NORDSON CORP ..................................            240
    8,154       * PEMSTAR, INC ..................................            120
    7,488         PHILADELPHIA SUBURBAN CORP ....................            191
   12,530       * PHOTON DYNAMICS, INC ..........................            338
   11,344         PITNEY BOWES, INC .............................            478
   12,445      e* PLUG POWER, INC ...............................            268
  501,385       * POWER-ONE, INC ................................          8,343
   13,825       * QUANTA SERVICES, INC ..........................            305
   24,891       * RAYOVAC CORP ..................................            530
      834         RICHARDSON ELECTRONICS, LTD ...................             12
    7,603       * ROHN INDUSTRIES, INC ..........................             36
   30,211         ROPER INDUSTRIES, INC .........................          1,261
    5,597       * SAGE, INC .....................................             87
      269       * SPS TECHNOLOGIES, INC .........................             13
    9,736         STEWART & STEVENSON SERVICES, INC .............            321
    5,517         TENNANT CO ....................................            221
   33,753       * TETRA TECH, INC ...............................            918
    4,762       * TETRA TECHNOLOGIES, INC .......................            116
    3,875       * TRC COS, INC ..................................            156
    2,175       * TRIKON TECHNOLOGIES, INC ......................             30
   32,218       * VALENCE TECHNOLOGY, INC .......................            207
    5,138         VALMONT INDUSTRIES, INC .......................             93
    8,580         WABTEC CORP ...................................            129
   16,407       * WASTE CONNECTIONS, INC ........................            591
    5,931       * XICOR, INC ....................................             66
                                                                        --------
                TOTAL PRODUCER DURABLES .........................        956,731
                                                                        --------
TECHNOLOGY--33.65%
    1,800       * 24/7 MEDIA, INC ...............................              1
  148,803       * 3COM CORP .....................................            707
    3,612       * 3D SYSTEMS CORP ...............................             61
   32,882       * 3DO CO ........................................            239
    2,348       * ACT MANUFACTURING, INC ........................             26
   19,590       * ACTEL CORP ....................................            481
   90,860       * ACTERNA CORP ..................................            999
   11,055       * ACTIVISION, INC ...............................            434
   49,428       * ACTUATE CORP ..................................            472
   18,872       * ACXIOM CORP ...................................            247
    5,098       * ADAPTEC, INC ..................................             51
   45,600       * ADAPTIVE BROADBAND CORP .......................             16
  180,979       * ADC TELECOMMUNICATIONS, INC ...................          1,194
    2,509       * ADE CORP ......................................             48
  214,043         ADOBE SYSTEMS, INC ............................         10,060
    4,062       * ADTRAN, INC ...................................             83
   44,039       * ADVANCED DIGITAL INFORMATION CORP .............            762
   14,392       * ADVANCED ENERGY INDUSTRIES, INC ...............            594
   34,178       * ADVANCED FIBRE COMMUNICATIONS, INC ............            718
  200,892       * ADVANCED MICRO DEVICES, INC ...................          5,802
   26,246       * ADVENT SOFTWARE, INC ..........................          1,667
   59,252       * AEROFLEX, INC .................................            622
   20,305       * AETHER SYSTEMS, INC ...........................            180
   30,076       * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ...          2,163
1,303,053       * AGERE SYSTEMS, INC (CLASS A) ..................          9,773
   26,561       * AGILE SOFTWARE CORP ...........................            452
  141,778       * AGILENT TECHNOLOGIES, INC .....................          4,608
   37,724       * AKAMAI TECHNOLOGIES, INC ......................            346
    4,091       * ALLIANCE FIBER OPTIC PRODUCT ..................             19
    4,273       * ALLOY ONLINE, INC .............................             61
   39,028       * ALPHA INDUSTRIES, INC .........................          1,153
  319,956       * ALTERA CORP ...................................          9,279
  282,800       * AMDOCS LTD ....................................         15,229
    5,383       * AMERICA ONLINE LATIN AMERICA ..................             48
   36,909       * AMERICAN MANAGEMENT SYSTEMS, INC ..............            871
   20,075       * AMERICAN SUPERCONDUCTOR CORP ..................            518
   85,889       * AMKOR TECHNOLOGY, INC .........................          1,898
   39,815       * AMPHENOL CORP (CLASS A) .......................          1,595
   26,260       * ANADIGICS, INC ................................            604
1,412,590       * ANALOG DEVICES, INC ...........................         61,095
      331         ANALOGIC CORP .................................             15
   18,445       * ANAREN MICROWAVE, INC .........................            369
   18,501       * ANDREW CORP ...................................            341
    1,679       * ANSOFT CORP ...................................             29
   25,148       * ANSWERTHINK, INC ..............................            251
    5,843       * ANSYS, INC ....................................            109
    6,890       * ANTEC CORP ....................................             85
   23,333       * APAC CUSTOMER SERVICES, INC ...................             74
      466       * APERIAN, INC ..................................              0
    4,108       * APPLIED INNOVATION, INC .......................             34
2,088,515       * APPLIED MATERIALS, INC ........................        102,546
1,204,087       * APPLIED MICRO CIRCUITS CORP ...................         20,710
   18,445       * AREMISSOFT CORP ...............................            299
   79,233       * ARIBA, INC ....................................            436
   34,349       * ART TECHNOLOGY GROUP, INC .....................            199
   13,839       * ARTESYN TECHNOLOGIES, INC .....................            179

    9,255       * ASIAINFO HOLDINGS, INC ........................            183
    4,759       * ASML HOLDING NV (NY REG SHS) ..................            106
   16,850       * ASPECT COMMUNICATIONS CORP ....................            118
   31,031       * ASPEN TECHNOLOGY, INC .........................            751
    9,587       * ASTROPOWER, INC ...............................            500
   25,446       * ASYST TECHNOLOGIES, INC .......................            344
  176,319       * ATMEL CORP ....................................          2,379
   24,738       * ATMI, INC .....................................            742
   24,195       * AUSPEX SYSTEMS, INC ...........................            173
   10,217         AUTODESK, INC .................................            381
  538,433         AUTOMATIC DATA PROCESSING, INC ................         26,760
    7,715       * AVANEX CORP ...................................             75
   28,713       * AVANT! CORP ...................................            382
  253,122       * AVAYA, INC ....................................          3,468
   21,448         AVERY DENNISON CORP ...........................          1,095
   22,632       * AVICI SYSTEMS, INC .....  .....................            194
      583       * AVID TECHNOLOGY, INC ..........................              9
   42,143       * AVOCENT CORP ..................................            959
   17,693         AVX CORP ......................................            372
    7,620       * AWARE, INC ....................................             69
   18,652       * AXT, INC ......................................            498
   14,056       * BARRA, INC ....................................            550
1,481,188       * BEA SYSTEMS, INC ..............................         45,487
    7,443         BEI TECHNOLOGIES, INC .........................            201
    3,002         BEL FUSE, INC (CLASS B) .......................            100
    2,766         BELDEN, INC ...................................             74
   11,893       * BENCHMARK ELECTRONICS, INC ....................            290
   47,926       * BISYS GROUP, INC ..............................          2,828
   17,189       * BLACK BOX CORP ................................          1,158
   15,871       * BLUE MARTINI SOFTWARE, INC ....................             48
  137,691       * BMC SOFTWARE, INC .............................          3,104
   18,432       * BORLAND SOFTWARE CORP .........................            288
    5,819       * BOSTON COMMUNICATIONS GROUP ...................             84
    9,128       * BRAUN CONSULTING, INC .........................             73
   13,993       * BRIGHTPOINT, INC ..............................             41
   14,953       * BRIO TECHNOLOGY, INC ..........................            109
  166,643       * BROADCOM CORP (CLASS A) .......................          7,126
  163,601       * BROADVISION, INC ..............................            818
1,069,480       * BROCADE COMMUNICATIONS SYSTEMS, INC ...........         47,046
   10,865       * BSQUARE CORP ..................................            114
   23,365         C&D TECHNOLOGIES, INC .........................            724
   11,018       * C-COR.NET CORP ................................            132
    9,201       * CABLE DESIGN TECHNOLOGIES CORP ................            149
   57,180       * CABLETRON SYSTEMS, INC ........................          1,307
    8,742       * CACHEFLOW, INC ................................             43
    3,272       * CACI INTERNATIONAL, INC (CLASS A) .............            154
  193,040       * CADENCE DESIGN SYSTEMS, INC ...................          3,596


                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 73

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                           -----------
TECHNOLOGY--(CONTINUED)

     2,000        * CAIS INTERNET, INC .........................        $      1
       100        * CALICO COMMERCE, INC .......................               0
    31,779        * CAMBRIDGE TECHNOLOGY PARTNERS, INC .........             112
     7,560        * CAMINUS CORP ...............................             204
    10,650        * CARREKER CORP ..............................             229
     5,039        * CARRIER ACCESS CORP ........................              30
     1,714        * CASINO DATA SYSTEMS ........................              16
     2,302        * CATAPULT COMMUNICATIONS CORP ...............              52
    10,888        * CELERITEK, INC .............................             163
    25,419        * CENTILLIUM COMMUNICATIONS, INC .............             629
    13,419        * CENTRA SOFTWARE, INC .......................             228
    58,618        * CHECKFREE CORP .............................           2,056
       526        * CHECKPOINT SYSTEMS, INC ....................               9
    22,736        * CHIPPAC, INC ...............................             237
    12,238        * CHORDIANT SOFTWARE, INC ....................              38
 1,381,495        * CIENA CORP .................................          52,497
    50,723        * CIRRUS LOGIC, INC ..........................           1,168
14,308,843        * CISCO SYSTEMS, INC .........................         260,421
   167,531        * CITRIX SYSTEMS, INC ........................           5,847
    16,093        * CLARENT CORP ...............................             148
     6,276        * CLICK COMMERCE, INC ........................              56
    49,323        * CNET NETWORKS, INC .........................             641
     6,669        * COGNIZANT TECHNOLOGY SOLUTIONS CORP ........             283
    22,071          COHU, INC ..................................             497
   168,225        * COMMERCE ONE, INC ..........................             982
    43,525        * COMMSCOPE, INC .............................           1,023
    26,339        * COMPUTER NETWORK TECHNOLOGY CORP ...........             279
   163,587        * COMPUWARE CORP .............................           2,289
   494,245        * COMVERSE TECHNOLOGY, INC ...................          28,221
     3,222        * CONCORD CAMERA CORP ........................              19
   224,286        * CONCORD EFS, INC ...........................          11,665
    68,702        * CONCURRENT COMPUTER CORP ...................             481
    13,356          CONESTOGA ENTERPRISES, INC .................             395
   103,595        * CONEXANT SYSTEMS, INC ......................             927
     6,668        * CONSTELLATION 3D, INC ......................              38
    13,572        * CONVERA CORP ...............................              68
     9,400       b* CONVERGENT COMMUNICATIONS, INC .............               0
   136,693        * CONVERGYS CORP .............................           4,135
    15,072        * COPPER MOUNTAIN NETWORKS, INC ..............              62
        56        * CORECOMM LTD ...............................               0
     8,021        * CORILLIAN CORP .............................              32
   354,143          CORNING, INC ...............................           5,918
   189,077        * CORVIS CORP ................................             830
    27,351        * COSINE COMMUNICATIONS, INC .................              61
    27,697        * COVAD COMMUNICATIONS GROUP, INC ............              28
    19,804        * COVANSYS CORP ..............................             224
    33,025        * CREDENCE SYSTEMS CORP ......................             801
    62,772        * CREE, INC ..................................           1,641
    49,067        * CSG SYSTEMS INTERNATIONAL, INC .............           2,785
    18,052          CTS CORP ...................................             370
    29,010        * CYMER, INC .................................             734
    62,801        * CYPRESS SEMICONDUCTOR CORP .................           1,498
     6,674        * DAKTRONICS, INC ............................             103
    14,820        * DATASTREAM SYSTEMS, INC ....................             112
    30,829        * DDI CORP ...................................             617
 4,057,439        * DELL COMPUTER CORP .........................         106,102
    13,325        * DIAMONDCLUSTER INTERNATIONAL, INC ..........             170
    19,753        * DIGEX, INC .................................             257
    10,533        * DIGIMARC CORP ..............................             254
       500        * DIGITAL COURIER TECHNOLOGIES, INC ..........               0
    22,877        * DIGITAL INSIGHT CORP .......................             506
    15,278        * DIGITAL LIGHTWAVE, INC .....................             565
     7,964        * DIGITALTHINK, INC ..........................              56
     9,577        * DIGITAS, INC ...............................              42
    19,784        * DIVINE INC (CLASS A) .......................              42
    32,921        * DMC STRATEX NETWORKS, INC ..................             329
    25,358        * DOCENT, INC ................................             254
    26,819        * DOCUMENTUM, INC ............................             347
    95,153        * DOUBLECLICK, INC ...........................           1,328
    21,151        * DSP GROUP, INC .............................             454
    47,017        * DST SYSTEMS, INC ...........................           2,478
     4,948        * DUPONT PHOTOMASKS, INC .....................             239
       989        * DURASWITCH INDUSTRIES, INC .................              15
    57,220        * E.PIPHANY, INC .............................             581
    45,635        * EARTHLINK, INC .............................             643
   128,198        * EBAY, INC ..................................           8,780
    22,566        * ECHELON CORP ...............................             694
     5,951          EDO CORP ...................................              95
    29,579        * EFUNDS CORP ................................             550
    22,159        * ELANTEC SEMICONDUCTOR, INC .................             749
    27,360        * ELECTRO SCIENTIFIC INDUSTRIES, INC .........           1,042
    17,992        * ELECTROGLAS, INC ...........................             318
   114,587        * ELECTRONIC ARTS, INC .......................           6,635
   362,920          ELECTRONIC DATA SYSTEMS CORP ...............          22,683
     6,088        * ELECTRONICS FOR IMAGING, INC ...............             180
    30,700        * EMACHINES, INC .............................               6
     5,144        * EMBARCADERO TECHNOLOGIES, INC ..............             115
 6,688,409        * EMC CORP ...................................         194,298
    24,727        * EMCORE CORP ................................             760
        80        * EMERGE INTERACTIVE, INC (CLASS A) ..........               0
       445        * EMPLOYEE SOLUTIONS, INC ....................               0
    73,495        * EMULEX CORP ................................           2,969
    17,350        * ENTEGRIS, INC ..............................             199
    45,144        * ENTRUST, INC ...............................             320

     3,400        * EPICEDGE, INC ..............................               1
     2,700        * EPIQ SYSTEMS, INC ..........................              69
   146,895          EQUIFAX, INC ...............................           5,388
    10,935        * ESPEED, INC (CLASS A) ......................             241
    32,038        * EXAR CORP ..................................             633
     9,130        * EXCEL TECHNOLOGY, INC ......................             202
    99,538        * AT HOME CORP SERIES A ......................             213
    11,145        * EXE TECHNOLOGIES, INC ......................              65
   980,769        * EXODUS COMMUNICATIONS, INC .................           2,020
     8,008        * EXTENSITY, INC .............................              81
    81,582        * EXTREME NETWORKS, INC ......................           2,407
    12,853        * F.Y.I., INC ................................             527
    11,298        * F5 NETWORKS, INC ...........................             199
    18,648          FAIR ISSAC & CO, INC .......................           1,153
    70,637        * FAIRCHILD SEMICONDUCTOR
                    INTERNATIONAL, INC (CLASS A) ...............           1,625
    15,642        * FEI CO .....................................             641
    17,437        * FIBERCORE, INC .............................             114
    27,931        * FILENET CORP ...............................             413
   104,929        * FINISAR CORP ...............................           1,960
   335,972          FIRST DATA CORP ............................          21,586
   103,212        * FISERV, INC ................................           6,604
     5,264        * FLIR SYSTEMS, INC ..........................             132
   410,978        * FOUNDRY NETWORKS, INC ......................           8,211
     5,447        * FREEMARKETS, INC ...........................             109
       285        * FUTURELINK CORP ............................               0
     2,410          GALILEO INTERNATIONAL, INC .................              78
    10,333        * GATEWAY, INC ...............................             170
     2,136          GENERAL CABLE CORP .........................              40
    33,789        * GENERAL SEMICONDUCTOR, INC .................             353
    87,920        * GENUITY, INC ...............................             274
    19,218        * GENZYME TRANSGENICS CORP ...................             191
       921        * GLOBAL IMAGING SYSTEMS, INC ................              10
    25,587          GLOBAL PAYMENTS, INC .......................             770
     2,100        * GLOBALNETFINANCIAL.COM, INC ................               1
    39,400        * GLOBESPAN, INC .............................             575
    27,107        * GOTO.COM, INC ..............................             527
    10,563        * HANDSPRING, INC ............................              81
    32,435        * HARMONIC, INC ..............................             324
     9,678          HARRIS CORP ................................             263
    23,117          HELIX TECHNOLOGY CORP ......................             705
    34,316        * HNC SOFTWARE, INC ..........................             669
    67,368        * HOMESTORE.COM, INC .........................           2,355
     5,133        * HYPERION SOLUTIONS CORP ....................              77
   226,650        * I2 TECHNOLOGIES, INC .......................           4,488


                       SEE NOTES TO FINANCIAL STATEMENTS
74 College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                           VALUE (000)
   ------                                                            ----------
TECHNOLOGY--(CONTINUED)

    32,943        * IDENTIX, INC ...............................        $    206
    10,254        * II-VI, INC .................................             179
    19,535        * IMRGLOBAL CORP .............................             214
     4,138        * INET TECHNOLOGIES, INC .....................              34
    25,494        * INFOCUS CORP ...............................             520
     2,364        * INFOGRAMES, INC ............................              18
    53,058        * INFORMATICA CORP ...........................             921
   198,451        * INFORMIX CORP ..............................           1,159
   207,521        * INFOSPACE, INC .............................             797
     7,619        * INGRAM MICRO, INC (CLASS A) ................             110
    56,914        * INKTOMI CORP ...............................             546
     3,278        * INRANGE TECHNOLOGIES .......................              50
     2,414        * INTEGRAL SYSTEMS, INC ......................              58
    15,977        * INTEGRATED CIRCUIT SYSTEMS, INC ............             307
    91,797        * INTEGRATED DEVICE TECHNOLOGY, INC ..........           2,909
     1,144        * INTEGRATED MEASUREMENT SYSTEM ..............              25
13,951,538          INTEL CORP .................................         408,082
    46,782        * INTELIDATA TECHNOLOGIES CORP ...............             276
    13,082          INTER-TEL, INC .............................             156
     4,504        * INTERACTIVE INTELLIGENCE, INC ..............              50
     9,802        * INTERCEPT GROUP, INC .......................             372
    54,373        * INTERDIGITAL COMMUNICATIONS CORP ...........             720
    32,108        * INTERGRAPH CORP ............................             494
     6,790        * INTERMAGNETICS GENERAL CORP ................             220
    81,409        * INTERNAP NETWORK SERVICES CORP .............             266
 1,178,669          INTERNATIONAL BUSINESS MACHINES CORP .......         133,190
    54,071        * INTERNATIONAL RECTIFIER CORP ...............           1,844
    29,776        * INTERNET SECURITY SYSTEMS, INC .............           1,446
    77,835        * INTERSIL CORP (CLASS A) ....................           2,833
    33,136        * INTERVOICE-BRITE, INC ......................             364
       188        * INTERWORLD CORP ............................               0
    78,279        * INTERWOVEN, INC ............................           1,323
     3,244        * INTRADO, INC ...............................              56
   105,996        * INTUIT, INC ................................           4,239
    70,926        * IOMEGA CORP ................................             170
    21,753        * IRON MOUNTAIN, INC .........................             975
    12,599        * IXIA .......................................             239
     6,238        * IXYS CORP ..................................              97
    57,062        * J.D. EDWARDS & CO ..........................             807
        98        * J2 GLOBAL COMMUNICATIONS, INC ..............               0
   127,082        * JABIL CIRCUIT, INC .........................           3,922
    68,496          JACK HENRY & ASSOCIATES, INC ...............           2,123
     2,396        * JDA SOFTWARE GROUP, INC ....................              40
 1,262,767        * JDS UNIPHASE CORP ..........................          15,785
    11,499        * JNI CORP ...................................             161
   563,172        * JUNIPER NETWORKS, INC ......................          17,515
   136,856        * KANA SOFTWARE, INC .........................             279
    37,336        * KEANE, INC .................................             821
     7,874          KEITHLEY INSTRUMENTS, INC ..................             168
    16,428        * KEYNOTE SYSTEMS, INC .......................             180
   692,530        * KLA-TENCOR CORP ............................          40,492
    52,531        * KOPIN CORP .................................             638
    38,043        * KPMG CONSULTING, INC .......................             584
    13,764        * KRONOS, INC ................................             564
    27,684        * KULICKE & SOFFA INDUSTRIES, INC ............             475
   535,502        * LAM RESEARCH CORP ..........................          15,878
     6,504        * LANTRONIX, INC .............................              67
    80,684        * LATTICE SEMICONDUCTOR CORP .................           1,969
     4,657        * LEARNING TREE INTERNATIONAL, INC ...........             107
     2,647        * LECROY CORP ................................              67
    95,632        * LEGATO SYSTEMS, INC ........................           1,525
     5,433        * LEXAR MEDIA, INC ...........................               9
     5,285        * LEXENT, INC ................................              46
   118,444        * LEXMARK INTERNATIONAL, INC .................           7,965
    55,483        * LIBERATE TECHNOLOGIES ......................             608
    26,930        * LIGHTBRIDGE, INC ...........................             522
     7,260        * LIGHTPATH TECHNOLOGIES, INC (CLASS A) ......              65
   284,665          LINEAR TECHNOLOGY CORP .....................          12,588
     6,976        * LOUDCLOUD, INC .............................              21
   106,144        * LSI LOGIC CORP .............................           1,996
    46,595        * LTX CORP ...................................           1,191
 1,608,334          LUCENT TECHNOLOGIES, INC ...................           9,972
     3,485        * LUMINENT, INC ..............................              15
    44,502        * MACROMEDIA, INC ............................             801
    39,826        * MACROVISION CORP ...........................           2,728
     8,322        * MANHATTAN ASSOCIATES, INC ..................             331
     7,536        * MANUFACTURERS SERVICES LTD .................              45
    52,090        * MANUGISTICS GROUP, INC .....................           1,307
    14,411        * MAPINFO CORP ...............................             317
    90,123       b* MARCHFIRST, INC ...........................               0
    16,446        * MASTEC, INC ................................             217
    21,161        * MATRIXONE, INC .............................             491
   275,862        * MAXIM INTEGRATED PRODUCTS, INC .............          12,196
    52,872        * MAXTOR CORP ................................             278
     6,144        * MCAFEE.COM CORP ............................              75
    21,359        * MCDATA CORP (CLASS A) ......................             375
     6,274        * MCSI, INC ..................................              95
     3,020        * MEASUREMNET SPECIALTIES, INC ...............              51
    73,149        * MENTOR GRAPHICS CORP .......................           1,280
    21,284        * MERCURY COMPUTER SYSTEMS, INC ..............             939
    67,455        * MERCURY INTERACTIVE CORP ...................           4,041
     5,297        * MERIX CORP .................................              93

    10,466        * METASOLV, INC ..............................              83
    13,269        * METAWAVE COMMUNICATIONS CORP ...............              69
    38,269        * METTLER-TOLEDO INTERNATIONAL, INC ..........           1,655
    60,734        * MICREL, INC ................................           2,004
     6,264        * MICRO GENERAL CORP .........................             103
   116,499        * MICROCHIP TECHNOLOGY, INC ..................           3,895
    72,997        * MICROMUSE, INC .............................           2,043
     1,040        * MICRON ELECTRONICS, INC ....................               2
 1,171,790        * MICRON TECHNOLOGY, INC .....................          48,161
    10,935        * MICROSEMI CORP .............................             776
 8,848,166        * MICROSOFT CORP .............................         645,916
    20,879        * MICROSTRATEGY, INC .........................              58
     7,708        * MICROTUNE, INC .............................             170
    11,722        * MICROVISION, INC ...........................             205
    38,067        * MIPS TECHNOLOGIES, INC (CLASS A) ...........             659
    16,155        * MKS INSTRUMENTS, INC .......................             465
     1,179        * MOLDFLOW CORP ..............................              18
    45,922          MOLEX, INC .................................           1,678
         1        * MOMENTUM BUSINESS APPLICATIONS,
                     INC (CLASS A) .............................               0
   890,981          MOTOROLA, INC ..............................          14,755
    11,144        * MRO SOFTWARE, INC ..........................             176
    65,851        * MRV COMMUNICATIONS, INC ....................             616
    20,323        * MULTEX.COM, INC ............................             330
     5,508        * NANOMETRICS, INC ...........................             151
    11,203          NATIONAL DATA CORP .........................             363
     1,893        * NATIONAL PROCESSING, INC ...................              53
    53,760        * NATIONAL SEMICONDUCTOR CORP ................           1,565
    13,517        * NCR CORP ...................................             635
    23,556        * NETEGRITY, INC .............................             707
    22,277        * NETIQ CORP .................................             697
    36,741        * NETRO CORP .................................             156
    13,675        * NETSCOUT SYSTEMS, INC ......................              89
   393,705        * NETWORK APPLIANCE, INC .....................           5,394
    86,401        * NETWORK ASSOCIATES, INC ....................           1,076
    13,691        * NETWORK PERIPHERALS, INC ...................             160
    20,253        * NEW FOCUS, INC .............................             167
    31,984          NEWPORT CORP ...............................             848
    14,900        * NEXT LEVEL COMMUNICATIONS, INC .............             101
    27,757        * NMS COMMUNICATIONS CORP ....................             194
   777,200          NOKIA CORP (SPON ADR) ......................          17,129
     4,918        * NORTHFIELD LABORATORIES, INC ...............              81
    46,669        * NOVA CORP (GEORGIA) ........................           1,468
    13,729        * NOVADIGM, INC ..............................             154
     5,106        * NOVATEL WIRELESS, INC ......................              10
 1,439,366        * NOVELLUS SYSTEMS, INC ......................          81,742
       225        * NU HORIZONS ELECTRONICS CORPS ..............               2



                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 75

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
SHARES                                                             VALUE (000)
-------                                                            -----------
TECHNOLOGY--(CONTINUED)
    11,185        * NUANCE COMMUNICATIONS, INC .................        $    202
    11,496        * NUMERICAL TECHNOLOGIES, INC ................             241
    44,460        * NVIDIA CORP ................................           4,124
    21,309        * NYFIX, INC .................................             681
    41,226        * OAK TECHNOLOGY, INC ........................             437
   642,442        * ON SEMICONDUCTOR CORP ......................           2,923
    43,611        * ONI SYSTEMS CORP ...........................           1,217
    26,522        * ONYX SOFTWARE CORP .........................             212
    69,810        * OPENWAVE SYSTEMS, INC ......................           2,422
    63,693        * OPLINK COMMUNICATIONS, INC .................             239
     3,558        * OPNET TECHNOLOGIES, INC ....................              64
     3,169        * OPTICAL CABLE CORP .........................              32
     3,593        * OPTICAL COMMUNICATIONS PRODUCTION ..........              38
        70        * OPUS360 CORP ...............................               0
13,324,672        * ORACLE CORP ................................         253,169
     2,733        * OTG SOFTWARE, INC ..........................              19
    16,386        * PACKETEER, INC .............................             205
   320,181        * PALM, INC ..................................           1,943
   209,402        * PARAMETRIC TECHNOLOGY CORP .................           2,930
       534        * PAXAR CORP .................................               8
    35,266        * PAXSON COMMUNICATIONS CORP .................             476
   299,548          PAYCHEX, INC ...............................          11,982
     5,077        * PEC SOLUTIONS, INC .........................             112
     4,521        * PECO II, INC ...............................              30
     1,437        * PEGASUS SOLUTIONS, INC .....................              17
   216,947        * PEOPLESOFT, INC ............................          10,680
   131,409        * PEREGRINE SYSTEMS, INC .....................           3,811
     4,536        * PERFORMANCE TECHNOLOGIES, INC ..............              68
     9,397        * PERICOM SEMICONDUCTOR CORP .................             148
    66,061        * PEROT SYSTEMS CORP (CLASS A) ...............           1,196
    14,729        * PHOENIX TECHNOLOGIES LTD ...................             215
    22,083        * PHOTRONICS, INC ............................             567
    22,809        * PIXELWORKS, INC ............................             815
     4,847        * PLANAR SYSTEMS, INC ........................             126
    35,535        * PLANTRONICS, INC ...........................             823
    39,450        * PLEXUS CORP ................................           1,302
    11,644        * PLX TECHNOLOGY, INC ........................              99
   440,620        * PMC-SIERRA, INC ............................          13,690
    62,756        * POLYCOM, INC ...............................           1,449
    60,868        * PORTAL SOFTWARE, INC .......................             251
     5,252        * POWELL INDUSTRIES , INC ....................             157
    24,413        * POWER INTEGRATIONS, INC ....................             381
    48,749        * POWERWAVE TECHNOLOGIES, INC ................             707
        25        * PREDICTIVE SYSTEMS, INC ....................               0
    15,214        * PRI AUTOMATION, INC ........................             282
    15,420        * PROBUSINESS SERVICES, INC ..................             409
    28,865        * PROFIT RECOVERY GROUP INTERNATIONAL ........             331
    31,707        * PROGRESS SOFTWARE CORP .....................             514
    16,245        * PROTON ENERGY SYSTEMS ......................             195
    18,580        * PROXIM, INC ................................             262
    22,810        * PUMATECH, INC ..............................              68
    82,601        * QLOGIC CORP ................................           5,324
    10,971        * QRS CORP ...................................             182
 1,939,242        * QUALCOMM, INC ..............................         113,407
    27,484        * QUEST SOFTWARE, INC ........................           1,037
    18,400       b* QUINTUS CORP ...............................              2
     2,690          QUIXOTE CORP ...............................              77
       308       b* QUOKKA SPORTS, INC .........................               0
    15,797        * RADIANT SYSTEMS, INC .......................             255
    14,776        * RADISYS CORP ...............................             338
    67,785        * RAMBUS, INC ................................             834
   174,086        * RATIONAL SOFTWARE CORP .....................           4,883
    78,179        * READ-RITE CORP .............................             410
    69,133        * REALNETWORKS, INC ..........................             812
    18,968        * RED HAT, INC ...............................              76
   172,722        * REDBACK NETWORKS, INC ......................           1,541
     3,901        * REGISTER.COM, INC ..........................              60
    15,126        * REMEDY CORP ................................             526
    10,714        * RENAISSANCE LEARNING, INC ..................             542
     9,973        * RESEARCH FRONTIERS, INC ....................             269
    44,104        * RETEK, INC .................................           2,114
   115,230        * RF MICRO DEVICES, INC ......................           3,108
    21,047        * RIVERSTONE NETWORKS, INC ...................             419
    15,479          ROGERS CORP ................................             410
    10,894        * ROXIO, INC .................................             142
    27,150        * RSA SECURITY, INC ..........................             840
     6,831        * RUDOLPH TECHNOLOGIES, INC ..................             321
    28,819        * S1 CORP ....................................             403
    10,954        * SABA SOFTWARE, INC .........................             180
    32,500        * SAGA SYSTEMS, INC ESCROW ...................               0
    14,607        * SANCHEZ COMPUTER ASSOCIATES, INC ...........             193
    33,486        * SANDISK CORP ...............................             934
 1,977,339        * SANMINA CORP ...............................          46,289
    63,511        * SAPIENT CORP ...............................             619
     8,300        * SATCON TECHNOLOGY CORP .....................              87
    26,380        * SAWTEK, INC ................................             621
     6,513        * SBS TECHNOLOGIES, INC ......................             123
     2,573        * SCANSOURSE, INC ............................             122
    59,414        * SCI SYSTEMS, INC ...........................           1,515
   151,540          SCIENTIFIC-ATLANTA, INC ....................           6,152
    17,631        * SEACHANGE INTERNATIONAL, INC ...............             318
   108,879        * SEAGATE TECHNOLOGY .........................               0
    28,490        * SECURE COMPUTING CORP ......................             447
    17,827        * SEEBEYOND TECHNOLOGY CORP ..................             214

    15,175        * SEMITOOL, INC ..............................             181
   530,661        * SEMTECH CORP ...............................          15,920
    20,516        * SENSORMATIC ELECTRONICS CORP ...............             349
    12,508        * SERENA SOFTWARE, INC .......................             454
 1,377,274        * SIEBEL SYSTEMS, INC ........................          64,594
     6,016        * SIGNASOFT CORP .............................              69
    27,348        * SILICON IMAGE, INC .........................             137
     2,291        * SILICON LABRATORIES, INC ...................              51
    58,261        * SILICON STORAGE TECHNOLOGY, INC ............             590
     5,900        * SILICONIX, INC .............................             187
       820        * SIMPLEX SOLUTIONS INC ......................              19
    10,503        * SIPEX CORP .................................             158
 2,722,256        * SOLECTRON CORP .............................          49,817
    29,763        * SOMERA COMMUNICATIONS, INC .................             213
    20,351        * SONICWALL, INC .............................             513
   127,537        * SONUS NETWORKS, INC ........................           2,979
     3,613        * SPECTRA-PHYSICS, INC .......................              84
    15,895        * SPECTRALINK CORP ...........................             207
    10,948        * SPEECHWORKS INTERNATIONAL, INC .............             172
     9,600        * SPSS, INC ..................................             152
     5,901        * STANFORD MICRODEVICES, INC .................             100
    57,738        * STARBASE CORP ..............................             211
    28,203        * STARMEDIA NETWORK, INC .....................              52
    11,788        * STORAGE TECHNOLOGY CORP ....................             162
    40,559        * STORAGENETWORKS, INC .......................             689
    51,828        * STRATOS LIGHTWAVE, INC .....................             674
     3,954        * STRUCTURAL DYNAMICS RESEARCH CORP ..........              97
 6,339,936        * SUN MICROSYSTEMS, INC ......................          99,664
   224,396        * SUNGARD DATA SYSTEMS, INC ..................           6,734
     6,055        * SUNRISE TELECOM, INC .......................              36
     3,583        * SUPERTEX, INC ..............................              44
     6,264        * SUPPORT.COM, INC ...........................              40
       582        * SUREBEAM CORP ..............................              10
    54,739        * SYBASE, INC ................................             900
    37,736        * SYCAMORE NETWORKS, INC .....................             352
     8,981        * SYKES ENTERPRISES, INC .....................              99
    68,560        * SYMANTEC CORP ..............................           2,995
   205,574          SYMBOL TECHNOLOGIES, INC ...................           4,564
    21,083        * SYMMETRICOM, INC ...........................             309
    43,394        * SYNOPSYS, INC ..............................           2,100
     3,217        * SYNPLICITY, INC ............................              32
     4,949        * SYNTEL, INC ................................              38
    18,756        * SYSTEMS & COMPUTER TECHNOLOGY CORP .........             170
    18,712        * TAKE-TWO INTERACTIVE SOFTWARE, INC .........             347
    10,900        * TECH DATA CORP .............................             364

                       SEE NOTES TO FINANCIAL STATEMENTS
76  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
TECHNOLOGY--(CONTINUED)

   24,248      TECHNITROL, INC .................................      $      630
   46,122      * TEKELEC .......................................           1,250
    1,600      * TELAXIS COMMUNICATIONS CORP ...................               1
    3,100      * TELESCAN, INC .................................               1
  543,684      * TELLABS, INC ..................................          10,536
    1,594      * TELLIUM, INC ..................................              29
    1,400      * TENFOLD CORP ..................................               1
  154,720      * TERADYNE, INC .................................           5,121
3,024,336        TEXAS INSTRUMENTS, INC ..........................        95,266
   11,595      * THERMA-WAVE, INC ..............................             221
   10,052      * THREE-FIVE SYSTEMS, INC .......................             181
   50,757      * TIBCO SOFTWARE, INC ...........................             648
   39,740      * TITAN CORP ....................................             910
   12,120      * TIVO, INC .....................................              67
   11,913      * TOLLGRADE COMMUNICATIONS, INC .................             339
   38,515        TOTAL SYSTEM SERVICES, INC ......................         1,094
   20,032      * TRANSACTION SYSTEMS ARCHITECTS, INC ...........             310
   37,523      * TRANSMETA CORP ................................             209
   67,053      * TRANSWITCH CORP ...............................             737
   24,489      * TRIMBLE NAVIGATION LTD ........................             477
    6,676      * TRIPATH TECHNOLOGY, INC .......................              59
   68,468      * TRIQUINT SEMICONDUCTOR, INC ...................           1,540
   21,907      * TRIZETTO GROUP, INC ...........................             203
    5,325      * TTM TECHNOLOGIES, INC .........................              47
    4,831      * TURNSTONE SYSTEMS, INC ........................              34
    3,131      * UCAR INTERNATIONAL, INC .......................              37
    8,485      * ULTICOM, INC ..................................             287
    7,480      * ULTIMATE ELECTRONICS, INC .....................             242
    8,174      * ULTRATECH STEPPER, INC ........................             210
    4,893      * UNIGRAPHICS SOLUTIONS, INC ....................             155
   22,814      * UNISYS CORP ...................................             335
    6,174        UNITED INDUSTRIAL CORP ........................             103
   15,849      * UNIVERSAL ACCESS, INC .........................              98
   14,643      * UNIVERSAL DISPLAY CORP ........................             287
   17,690     b* US INTERACTIVE, INC ...........................               0
   15,200      * U.S. WIRELESS CORP ............................              44
   32,457      * USINTERNETWORKING, INC ........................              39
      200      * VALUECLICK, INC ...............................               1
   30,411      * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATION ....           1,277
   24,276      * VEECO INSTRUMENTS, INC ........................             965
    3,200      * VERADO HOLDINGS, INC ..........................               1
  485,145      * VERISIGN, INC .................................          29,113
1,492,184      * VERITAS SOFTWARE CORP .........................          99,275
   30,755      * VERITY, INC ...................................             613
      300      * VERSATA, INC ..................................               0
   66,724      * VERTICALNET, INC ..............................             166
      100      * VIADOR, INC ...................................               0
   32,890      * VIASYSTEMS GROUP, INC .........................              99
   20,778      * VICOR CORP ....................................             339
   33,114      * VIEWPOINT CORP ................................             281
   91,324      * VIGNETTE CORP .................................             810
    4,166      * VIRAGE LOGIC CORP .............................              64
   35,820      * VIRATA CORP ...................................             424
   22,413      * VISUAL NETWORKS, INC ..........................             196
  149,053      * VITESSE SEMICONDUCTOR CORP ....................           3,136
   51,310      * VITRIA TECHNOLOGY, INC ........................             176
   11,198      * WATCHGUARD TECHNOLOGIES, INC ..................             115
   50,998      * WAVE SYSTEMS CORP (CLASS A) ...................             274
    7,077      * WEBEX COMMUNICATIONS, INC .....................             189
   13,704      * WEBMETHODS, INC ...............................             290
    9,176      * WEBSENSE, INC .................................             183
   16,323      * WESCO INTERNATIONAL, INC ......................             149
   69,832      * WESTERN DIGITAL CORP ..........................             279
   13,910      * WESTERN MULTIPLEX CORP (CLASS A) ..............              95
    2,058      * WILSON GREATBATCH TECHNOLOGIES, INC ...........              60
   56,661      * WIND RIVER SYSTEMS, INC .......................             989
    6,522      * WIRELESS FACILITIES, INC ......................              42
    4,379      * WITINESS SYSTEMS, INC .........................              48
    4,904      * WJ COMMUNICATIONS, INC ........................              23
    2,222        WOODHEAD INDUSTRIES, INC ......................              38
1,124,115      * XILINX, INC ...................................          46,359
    3,000     b* XPEDIOR, INC ..................................               0
   35,359      * XYBERNAUT CORP ................................             170
  280,585      * YAHOO!, INC ...................................           5,609
   25,872      * ZEBRA TECHNOLOGIES CORP (CLASS A) .............           1,271
      270     f* ZEBRA TECHNOLOGY CORP (CLASS B) ...............              13
   11,251      * ZIXIT CORP ....................................             103
   20,061      * ZYGO CORP .....................................             446
                                                                      ----------
               TOTAL TECHNOLOGY ................................       3,888,096
                                                                      ----------
TRANSPORTATION--0.22%
   42,941      * AIRTRAN HOLDINGS, INC .........................             451
   36,409      * ATLANTIC COAST AIRLINES HOLDINGS, INC .........           1,092
    2,542      * ATLAS AIR WORLDWIDE HOLDINGS, INC .............              36
   12,915      * BE AEROSPACE, INC .............................             246
   67,942        C.H. ROBINSON WORLDWIDE, INC ..................           1,895
      523      * COVENANT TRANSPORT, INC (CLASS A) .............               7
   15,409      * EGL, INC ......................................             269
   46,621        EXPEDITORS INTERNATIONAL OF WASHINGTON ........           2,797
      432        FLORIDA EAST COAST INDUSTRIES, INC (CLASSA) ...              15

   12,535      * FORWARD AIR CORP ..............................             375
   25,301      * FRONTIER AIRLINES, INC ........................             310
    3,923      * HEARTLAND EXPRESS, INC ........................              89
    9,266      * KNIGHT TRANSPORTATION, INC ....................             190
    8,450      * LANDSTAR SYSTEM, INC ..........................             575
   18,106      * MESA AIR GROUP, INC ...........................             224
   14,323      * NORTHWEST AIRLINES CORP (CLASS A) .............             362
    6,464      * RAILAMERICA, INC ..............................              74
  107,429      * SABRE HOLDINGS CORP ...........................           5,371
   49,829        SKYWEST, INC ..................................           1,395
   16,737      * SWIFT TRANSPORTATION CO, INC ..................             322
   15,453      * U.S. AIRWAYS GROUP, INC .......................             376
  151,619        UNITED PARCEL SERVICE, INC (CLASS B) ..........           8,764
                                                                      ----------
                 TOTAL TRANSPORTATION ..........................          25,235
                                                                      ----------
UTILITIES--2.56%
   41,400      b* ADVANCED RADIO TELECOM CORP ..................               1
  364,484      * AES CORP ......................................          15,691
   10,662      * AIRGATE PCS, INC ..............................             554
   21,286      * ALAMOSA HOLDINGS, INC .........................             347
   70,883      * ALLEGIANCE TELECOM, INC .......................           1,063
1,094,282      * AMERICAN TOWER CORP (CLASS A) .................          22,619
    1,480      * AQUILA, INC ...................................              36
  101,032      * ARCH WIRELESS, INC ............................              17
      345      * ARCH WIRELESS, INC WTS 09/01/01 ...............               0
   42,506      * A T & T LATIN AMERICA CORP (CLASS A) ..........             212
  684,802      * A T & T WIRELESS GROUP ........................          11,197
    7,124        BLACK HILLS CORP ..............................             287
  949,404      * CALPINE CORP ..................................          35,887
    5,455      * CENTENNIAL COMMUNICATIONS CORP ................              72
   12,334      * CHILES OFFSHORE, INC ..........................             219
   88,694      * CITIZENS COMMUNICATIONS CO ....................           1,067
    9,046      * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......             382
   10,578        CONNECTICUT WATER SERVICE, INC ................             366
   61,888      * CROWN CASTLE INTERNATIONAL CORP ...............           1,015
   11,346      * DOBSON COMMUNICATIONS CORP (CLASS A) ..........             193
  206,582        DYNEGY, INC (CLASS A) .........................           9,606
   51,900     b* E.SPIRE COMMUNICATIONS, INC ...................               5
   96,266        EL PASO CORP ..................................           5,058
      510        ENERGEN CORP ..................................              14
  712,783        ENRON CORP ....................................          34,926
   14,264      * FOCAL COMMUNICATIONS CORP .....................              34
   20,638      * GENERAL COMMUNICATION, INC (CLASS A) ..........             250
    9,900     b* GEOTEK COMMUNICATIONS, INC ...................               0
  245,600      * GLOBAL TELESYSTEMS, INC .......................              44
    6,433        HICKORY TECH CORP .............................             103
  130,798     b* ICG COMMUNICATIONS, INC .......................              12
    1,518      * IDT CORP ......................................              20
   22,500      * IDT CORP (CLASS B) ............................             248
   21,877      * ILLUMINET HOLDINGS, INC .......................             688



                       SEE NOTES TO FINANCIAL STATEMENTS
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 77

      STATEMENT OF INVESTMENTS - GROWTH ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            ----------
UTILITIES--(CONTINUED)

   10,540        * IMPSAT FIBER NETWORKS, INC ...................        $    21
   57,900        * INTERMEDIA COMMUNICATIONS, INC ...............            863
   44,917        * ITC DELTACOM, INC ............................            180
   16,997          KINDER MORGAN, INC ...........................            854
   12,089        * L-3 COMMUNICATIONS HOLDINGS, INC .............            922
   39,176        * LEAP WIRELESS INTERNATIONAL, INC .............          1,187
1,650,612        * LEVEL 3 COMMUNICATIONS, INC ..................          9,062
   18,923          MADISON GAS & ELECTRIC CO ....................            526
   65,700        * METROCALL, INC ...............................              3
    8,694          MIDDLESEX WATER CO ...........................            296
  180,806        * MIRANT CORP ..................................          6,220
    9,932        * MONTANA POWER CO .............................            115
    1,587        * NATCO GROUP, INC (CLASSA) ....................             14
   18,029        * NEWPOWER HOLDINGS, INC .......................            162
  459,108        * NEXTEL COMMUNICATIONS, INC (CLASS A) .........          8,034
    4,997        * NEXTEL PARTNERS, INC (CLASS A) ...............             78
   19,739          NORTH PITTSBURGH SYSTEMS, INC ................            316
   29,000       b* NORTHPOINT COMMUNICATIONS GROUP, INC .........              1
   35,297        * NRG ENERGY, INC ..............................            779
   14,049        * NTELOS, INC ..................................            422
    4,406        * OIL STATES INTERNATIONAL, INC ................             41
    2,899        * OMNISKY CORP .................................              6
   19,940        * ORION POWER HOLDINGS .........................            475
    4,481          OTTER TAIL CORP ..............................            124
   22,953        * PETROQUEST ENERGY, INC .......................            161
    5,073        * PINNACLE HOLDINGS, INC .......................             30
   46,884        * PRICE COMMUNICATIONS CORP ....................            947
  165,786       b* PSINET, INC ..................................              8
    5,421        * QUICKSILVER RESOURCES, INC ...................             98
  521,905          QWEST COMMUNICATIONS INTERNATIONAL, INC ......         16,633
   61,600        * RHYTHMS NETCONNECTIONS, INC ..................              6
    8,865        * RURAL CELLULAR CORP (CLASS A) ................            402
   30,787        * SBA COMMUNICATIONS CORP ......................            762
  642,081          SBC COMMUNICATIONS, INC ......................         25,722
    5,043        * SOUTHWESTERN ENERGY CO .......................             62
   30,266        * SPECTRASITE HOLDINGS, INC ....................            219
2,660,889        * SPRINT CORP (PCS GROUP) ......................         64,260
   26,355        * TELECORP PCS, INC (CLASS A) ..................            510
   17,811          TELEPHONE & DATA SYSTEMS, INC ................          1,937
   13,100       b* TELIGENT, INC (CLASS A) ......................              3
   55,546        * TIME WARNER TELECOM, INC (CLASS A) ...........          1,862
   38,037        * TRITON PCS HOLDINGS, INC (CLASS A) ...........          1,560
  125,309        * TYCOM LTD ....................................          2,155
    7,298        * U.S. CELLULAR CORP ...........................            421
   10,802        * UBIQUITEL, INC ...............................             82
   12,424          UGI CORP .....................................            335
   11,548        * U.S. UNWIRED, INC (CLASS A) ..................            123
      874        * VAST SOLUTIONS, INC (CLASS B1) ...............              0
      874        * VAST SOLUTIONS, INC (CLASS B2) ...............              0
      874        * VAST SOLUTIONS, INC (CLASS B3) ...............              0
   38,290       b* VIATEL, INC ..................................              2
   44,500       b* WEBLINK WIRELESS, INC (CLASS A) ..............              1
   12,440        * WEST CORP ....................................            274
   13,807          WESTERN GAS RESOURCES, INC ...................            450
   60,521        * WESTERN WIRELESS CORP (CLASS A) ..............          2,602
   93,100     b,e* WINSTAR COMMUNICATIONS, INC ..................              4
   44,400       b* WORLD ACCESS, INC ............................              2
   50,203          WORLDCOM, INC (MCI GROUP) ....................            808
  231,565        * XO COMMUNICATIONS, INC (CLASS A) .............            445
                                                                     -----------
                   TOTAL UTILITIES                                       295,820
                                                                     -----------
                   TOTAL COMMON STOCK
                    (COST $12,632,130)                                11,360,134

PRINCIPAL
---------
SHORT TERM INVESTMENTS--1.02%
U.S. GOVERNMENT AND AGENCIES--1.02%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$30,369,000      d 3.910%, 07/03 ..............................         30,360
  4,000,000      d 3.900%, 07/03 ..............................          3,999
  8,300,000      d 3.870%, 07/17 ..............................          8,286
 40,000,000      d 3.530%, 08/21 ..............................         39,612
 15,000,000      d 3.880%, 08/23 ..............................         14,849
                 STUDENT LOAN MARKETING ASSOCIATION (SLMA)
 20,805,000        3.940%, 07/02/01 ...........................         20,801
                                                                     -----------
                 TOTAL U.S GOVERNMENT AND AGENCIES                       117,907
                                                                     -----------
                 TOTAL SHORT TERM INVESTMENTS
                  (COST $118,162)                                        117,907
                                                                     -----------
                 TOTAL PORTFOLIO--99.36%
                  (COST $12,759,846)                                  11,480,174
                 OTHER ASSETS & LIABILITIES NET--0.64%                    73,714
                                                                     -----------
                 NET ASSETS--100.00%                                 $11,553,888
                                                                     ===========

-----------
* Non-income producing
b  In bankruptcy
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed basis.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2001, the value of these securities amounted to $13,262 or 0.000% of net assets.

                                   ACQUISITION       ACQUISITION
SECURITY                              DATE              COST
---------                         ------------      ------------
ZEBRA TECHNOLOGIES CORP (CLASS B)   10/29/98           $8,133
                                                       ======

                     TRANSACTION WITH AFFILIATED COMPANIES (UNAUDITED) - JANUARY 1, 2001--JUNE 30, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                                  VALUE AT                                      REALIZED    DIVIDEND     SHARES AT      VALUE AT
      ISSUE                   DECEMBER 31, 2000 PURCHASE COST SALES PROCEEDS      LOSS       INCOME    JUNE 30, 2001  JUNE 30, 2001
      -----                   ----------------- ------------- -------------- ------------   ---------- -------------  -------------
GUILFORD PHARMACEUTICALS, INC    $ 23,380,200            --     $5,065,517   $ (1,232,156)        --         --                 *
                                 ------------      --------     ----------    ------------  ---------                   ----------
TOTAL AFFILIATED
  TRANSACTION                    $ 23,380,200            $0     $5,065,517    $(1,232,156)         $0                           $0
                                 ============      ========     ==========    ============ ==========                   ==========

* Not an affiliate as of June 30, 2001








                      SEE NOTES TO FINANCIAL STATEMENTS
78  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   JUNE 30, 2001                                                          STOCK               GLOBAL EQUITIES            GROWTH
   (AMOUNTS IN THOUSANDS, EXCEPT AMOUNTS PER ACCUMULATION UNIT)           ACCOUNT                 ACCOUNT                ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Portfolio investments, at cost                                       $  81,620,952             $7,674,619             $12,759,846
Net unrealized appreciation (depreciation) of portfolio investments     27,210,938               (379,681)             (1,279,672)
                                                                     -------------             ----------             ------------
Portfolio investments, at value                                        108,831,890              7,294,938              11,480,174
Cash                                                                       500,102                 61,536                      --
Dividends and interest receivable                                          126,011                  8,241                   3,195
Receivable from securities transactions                                  1,956,360                285,538               1,161,866
Amounts due from TIAA                                                       28,890                  7,917                  16,106
                                                                     -------------             ----------             ------------
   TOTAL ASSETS                                                        111,443,253              7,658,170              12,661,341
                                                                     -------------             ----------             ------------
LIABILITIES
Deposits for securities loaned--Note 4                                   1,339,417                100,148                     616
Amounts due to banks                                                           --                     --                    1,569
Payable for securities transactions                                      2,433,028                342,376               1,105,268
                                                                     -------------             ----------            ------------
   TOTAL LIABILITIES                                                     3,772,445                442,524               1,107,453
                                                                     -------------             ----------            ------------
NET ASSETS
Accumulation Fund                                                       89,517,213              6,975,899              11,249,031
Annuity Fund                                                            18,153,595                239,747                 304,857
                                                                     -------------             ----------            ------------
   TOTAL NET ASSETS                                                   $107,670,808             $7,215,646             $11,553,888
                                                                     =============             ==========            ============
THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6                                        516,996                 99,069                 167,362
                                                                     =============             ==========            ============
NET ASSET VALUE PER ACCUMULATION UNIT--NOTE 5                            $  173.15               $  70.41                $  67.21
                                                                     =============             ==========            ============


See Notes to Financial Statements

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
   SIX MONTHS ENDED JUNE 30, 2001                                        STOCK         GLOBAL EQUITIES           GROWTH
   (AMOUNTS IN THOUSANDS)                                               ACCOUNT           ACCOUNT                ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                             $  34,587        $    5,929           $       2,282
   Dividends                                                              778,086            55,169                  25,193
                                                                        ----------       ----------           -------------
   TOTAL INCOME                                                           812,673            61,098                  27,475
                                                                        ----------       ----------           -------------
Expenses--Note 3:
   Investment                                                              60,718             6,569                   7,692
   Operating                                                              168,755            12,333                  18,888
   Interest                                                                    69                --                      --
                                                                        ----------       ----------           -------------
   TOTAL EXPENSES                                                         229,542            18,902                  26,580
                                                                        ----------       ----------           -------------
INVESTMENT INCOME--NET                                                     583,131           42,196                     895
                                                                        ----------       -----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   TOTAL INVESTMENTS--NOTE 4 Net realized gain (loss) on:
   Portfolio investments                                                1,085,307          (532,437)             (1,505,517)
   Futures transactions                                                   (50,181)          (17,088)                 (5,068)
   Foreign currency transactions                                          (16,640)           (2,910)                     46
                                                                        ----------       ---------            -------------
   NET REALIZED GAIN (LOSS) ON TOTAL INVESTMENTS                        1,018,486          (552,435)             (1,510,539)
Net change in unrealized appreciation (depreciation) on:
   Portfolio investments                                              (11,449,545)         (583,835)               (648,853)
   Futures transactions                                                     4,568              (896)                   (944)
   Translation of assets (other than portfolio investments) and
      liabilities denominated in foreign currencies                        (5,655)           (1,778)                      1
                                                                        ----------       ---------            --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      ON TOTAL INVESTMENTS                                            (11,450,632)         (586,509)               (649,796)
                                                                      ------------       ---------            --------------
NET REALIZED AND UNREALIZED LOSS ON TOTAL INVESTMENTS                 (10,432,146)       (1,138,944)             (2,160,335)
                                                                      -----------        ----------           --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (9,849,015)     $ (1,096,748)           $ (2,159,440)
                                                                     ============       ===========            =============


See notes to financial statements
                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 79

STATEMENTS OF CASH FLOWS (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   SIX MONTHS ENDED JUNE 30, 2001                                                STOCK          GLOBAL EQUITIES         GROWTH
   (AMOUNTS IN THOUSANDS)                                                        ACCOUNT            ACCOUNT             ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations                      $ (9,849,015)      $(1,096,748)         $(2,159,440)
   Adjustments to reconcile decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
      Proceeds from sales of long-term securities                              16,832,456         4,238,764            2,406,816
      Purchases of long-term securities                                       (15,327,501)       (4,202,745)          (2,432,473)
      Purchases of short-term investments--net                                    870,753            73,628              (36,924)
      Increase in receivables                                                     (26,982)           (3,298)              (2,590)
      Decrease in payables                                                       (401,160)          (53,804)                (384)
      Net realized and unrealized loss on total investments                    10,432,146         1,138,944            2,160,335
                                                                              ------------       ----------           -----------
   NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                          2,530,697            94,741              (64,660)
                                                                              ------------       ----------           -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Premiums                                                                     1,435,886           353,590              720,375
   Net transfers to TIAA                                                         (626,056)          (35,831)             (42,601)
   Net transfers to other CREF Accounts                                          (798,177)         (272,843)            (446,823)
   Annuity payments                                                            (1,093,643)          (17,092)             (25,589)
   Withdrawals and death benefits                                              (1,045,182)          (79,117)            (140,721)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                            (2,127,172)          (51,293)              64,641
                                                                              ------------       ----------           -----------
   INCREASE (DECREASE) IN CASH                                                    403,525            43,448                  (19)
CASH
   Beginning of year                                                               96,577            18,088                   19
                                                                              ------------       ----------           -----------
   End of period                                                                $ 500,102          $ 61,536                  $--
                                                                              ===========        ==========           ===========

 See notes to financial statements
------------------------------------------------------------------------

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   STOCK               GLOBAL EQUITIES             GROWTH
   (AMOUNTS IN THOUSANDS)                                         ACCOUNT                 ACCOUNT                 ACCOUNT
                                                           -----------------------  --------------------    --------------------
                                                          SIX MONTHS    YEAR ENDED  SIX MONTHS YEAR ENDED  SIX MONTHS   YEAR ENDED
                                                             ENDED     DECEMBER 31,    ENDED  DECEMBER 31,    ENDED    DECEMBER 31,
                                                         JUNE 30, 2001     2000    JUNE 30, 2001  2000    JUNE 30, 2001    2000
                                                          ----------    ----------  ---------- ----------  ----------  ------------
                                                          (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
FROM OPERATIONS
Investment income--net                                  $    583,131  $  1,190,695  $   42,196 $   63,467 $       895   $   29,300
Net realized gain (loss) on total investments              1,018,486    10,172,617    (552,435)   907,782  (1,510,539)     885,862
Net change in unrealized appreciation (depreciation)
   on total investments                                  (11,450,632)  (22,458,844)   (586,509)(2,577,950)   (649,796)  (4,569,910)
                                                        ------------- ------------  ----------  ----------  ---------- -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS   (9,849,015)  (11,095,532) (1,096,748)(1,606,701) (2,159,440)  (3,654,748)
                                                        ------------- ------------  ----------  ----------  ---------- ------------
FROM PARTICIPANT TRANSACTIONS
   Premiums                                                1,435,886     2,948,528     353,590    767,263     720,375    1,553,417
                                                        ------------- ------------  ----------  ----------  ---------- -----------
Disbursements and transfers:
   Net transfers to (from) TIAA                              626,056       605,550      35,831    (37,262)     42,601     (183,242)
   Net transfers to (from) other CREF Accounts               798,177     2,457,780     272,843   (458,246)    446,823   (2,500,825)
   Annuity payments                                        1,093,643     2,409,192      17,092     42,466      25,589       63,723
   Withdrawals and death benefits                          1,045,182     2,466,820      79,117    223,356     140,721      440,797
                                                        ------------- ------------  ----------  ----------  ---------- -----------
   TOTAL DISBURSEMENTS AND TRANSFERS, NET                  3,563,058     7,939,342     404,883   (229,686)    655,734   (2,179,547)
                                                        ------------- ------------  ----------  ----------  ---------- -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      PARTICIPANT TRANSACTIONS                            (2,127,172)   (4,990,814)    (51,293)   996,949      64,641    3,732,964
                                                        ------------- ------------  ----------  ----------  ---------- -----------
   NET INCREASE (DECREASE) IN NET ASSETS                 (11,976,187)  (16,086,346) (1,148,041)  (609,752) (2,094,799)      78,216
NET ASSETS
   Beginning of year                                     119,646,995   135,733,341   8,363,687  8,973,439  13,648,687  13,570,471
                                                        ------------- ------------  ----------  ----------  ---------- -----------
   End of period                                        $107,670,808  $119,646,995  $7,215,646 $8,363,687 $11,553,888  $13,648,687
                                                        ============= ============  ========== ========== =========== ============

See notes to financial statements

80  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

Notes to Financial Statements (Unaudited)

NOTE 1--ORGANIZATION
-------------------------------------------------------------------------------

     The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The five other investment portfolios of CREF, which are not included in these financial statements, are the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts.

     TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

     The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

     Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

     Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and includes amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and discounts on all fixed income securities. Prior to January 1, 2001, the Accounts did not amortize premiums or discounts on fixed income securities with over 60 days to maturity. On January 1, 2001, the Accounts recorded a cumulative adjustment to reflect the amortization of premiums and discounts on existing fixed income securities. The adjustment for the Stock Account totaling $471,238 increased investment cost, thereby decreasing unrealized appreciation but had no impact on total net assets. The adjustment for the Global Equities Account totaling $3,468 increased investment cost, thereby decreasing unrealized appreciation but had no impact on total net assets. The adjustment for the Growth Account totaling $618 decreased investment cost, thereby increasing unrealized appreciation but had no impact on total net assets.

     For the Stock Account, the effect of this change for the six months ended June 30, 2001 was to increase net investment income by $3,014,484, decrease unrealized loss by $596,270 and decrease realized gain by $3,610,754. For the Global Equities Account, the effect of this change for the six months ended June 30, 2001 was to increase net investment income by $1,701 and increase unrealized loss by $1,701. For the Growth Account, the effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $130 and decrease unrealized loss by $130. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

DOLLAR ROLL TRANSACTIONS

     The Accounts may enter into dollar rolls in which an Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 81

-------------------------------------------------------------------------------

     NOTE 2--SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
-------------------------------------------------------------------------------

     future date. During the roll period the Account forgoes principal and interest paid on the securities. The Accounts record dollar rolls as financing transactions. Dollar rolls can enhance the Account's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts results in borrowings by these Accounts requiring the presentation of a statement of cash flows. Although not required under accounting principles generally accepted in the United States, a statement of cash flows for the Stock, Global Equities and Growth Accounts is also presented.

 FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

     The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

     The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

     The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

     The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument/index. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

     The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

     Restricted securities held by the Accounts, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES

     CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


82  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

-------------------------------------------------------------------------------

NOTE 3--MANAGEMENT AGREEMENTS
-------------------------------------------------------------------------------

     Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as a possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS
-------------------------------------------------------------------------------

   At June 30, 2001, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

-------------------------------------------------------------------------------
                                 STOCK        GLOBAL EQUITIES    GROWTH
                                ACCOUNT           ACCOUNT        ACCOUNT
-------------------------------------------------------------------------------
Market value of
   securities loaned       $1,242,255,834      $92,135,175     $341,045
Cash collateral             1,339,417,410      100,147,900      615,600

   At June 30, 2001, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

                                                           NET UNREALIZED
                 GROSS UNREALIZED   GROSS UNREALIZED        APPRECIATION
                  APPRECIATION OF    DEPRECIATION OF      (DEPRECIATION) OF
                    PORTFOLIO          PORTFOLIO              PORTFOLIO
                   INVESTMENTS        INVESTMENTS            INVESTMENTS
                 ----------------   ---------------        ---------------
Stock Account    $35,930,890,239     $8,719,952,679        $27,210,937,560
Global Equities
  Account            563,476,122        943,157,211           (379,681,089)
Growth Account       975,647,196      2,255,319,690         (1,279,672,494)

     At June 30, 2001, the Stock, Global Equities and Growth Accounts held 1,641, 536 and 206 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in September 2001, with a value of $505,304,925, $165,047,800 and $63,432,550, respectively, and an unrealized loss of $13,508,860, $4,412,400 and $1,695,811, respectively.

     Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. Information regarding transactions with affiliated companies is as follows:

-------------------------------------------------------------------------------
                                         STOCK   GLOBAL EQUITIES        GROWTH
                                        ACCOUNT      ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------
Value of affiliated companies
   at June 30, 2001:               $  42,641,330            --            --
For the six months ended
   June 30, 2001:
   Dividend income                            --            --            --
   Realized gain (loss)                 (321,128)     7,572,110    (1,232,156)

   Purchases and sales of portfolio securities, other than short-term money market instruments, for the Stock, Global Equities, and Growth Accounts for the six months ended June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                              STOCK           GLOBAL EQUITIES       GROWTH
                             ACCOUNT             ACCOUNT           ACCOUNT
-------------------------------------------------------------------------------
Purchases:
   Unaffiliated companies  $17,473,776,569    $4,448,233,473    $3,532,653,616
   Affiliated companies          6,008,369        24,927,590               --
                           ---------------    --------------    --------------
TOTAL PURCHASES            $17,479,784,938    $4,473,161,063    $3,532,653,616
                           ===============    ==============    ==============
Sales:
   Unaffiliated companies  $18,579,720,972    $4,463,522,112    $3,557,660,341
   Affiliated companies             31,179        33,125,435         5,065,517
                           ---------------    ---------------   --------------
TOTAL SALES                $18,579,752,151    $4,496,647,547    $3,562,725,858
                           ===============    ==============    ==============


                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 83

-------------------------------------------------------------------------------

------------------------------------------------------------------------------

NOTE 5--CONDENSED FINANCIAL INFORMATION

------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                       ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                                    SIX MONTHS  ------------------------------------------------
                                                                 JUNE 30, 2001(1)  2000       1999      1998      1997       1996
                                                                 ---------------   -----      -----     -----     -----      -----
                                                                   (UNAUDITED)
STOCK ACCOUNT Per Accumulation Unit data:

  Investment income                                                $1.299        $2.472       $2.56    $2.38      $2.31     $2.114
  Expenses                                                           .367          .626        .607     .521       .387       .304
                                                                 --------      --------     -------  -------    -------   --------
  Investment income--net                                             .932 (2)     1.846        1.96     1.86       1.93      1.810
  Net realized and unrealized gain (loss) on total investments    (16.508)(2)    19.231      34.478   29.795     26.864     15.953
                                                                 --------      --------     -------  -------    -------   --------
  Net increase (decrease) in Accumulation Unit Value              (15.576)      (17.385      36.438   31.655     28.794     17.763
  Accumulation Unit Value:
    Beginning of year                                             188.725       206.110     169.672   138.01     109.22     91.460
                                                                 --------      --------     -------  -------    -------   --------
    End of period                                                $173.149      $188.725     $206.11  $169.67    $138.01   $109.223
                                                                 --------      --------     -------  -------    -------   --------
Total return                                                       (8.25%)       (8.43%)     21.48%   22.94%    26.36%     19.42%
Ratios to Average Net Assets:
  Expenses                                                          0.21%         0.31%       0.33%    0.34%     0.31%      0.31%
  Investment income--net                                            0.52%         0.91%       1.07%    1.23%    1.55*%      1.82%
Portfolio turnover rate                                            15.73%        32.65%      29.26%   34.63%    23.25%     19.57%
Thousands of Accumulation Units outstanding at end of period     516,996       525,111      543,589  565,999   597,531    620,498

                                                                    SIX MONTHS             FOR THE YEARS ENDED DECEMBER 31,
                                                                       ENDED         ---------------------------------------------
                                                                 JUNE 30, 2001(1)     2000       1999      1998      1997     1996
                                                                 ---------------     -----      -----     -----     -----   -----
                                                                   (UNAUDITED)
GLOBAL EQUITIES ACCOUNT Per Accumulation Unit data:

  Investment income                                              $   .600      $    .946    $  .959   $  .902    $  .848   $  .751
  Expenses                                                           .186           .325       .300      .268       .205      .167
                                                                 --------        -------    -------   -------    -------   -------
   Investment income--net                                            .414           .621       .659      .634       .643      .584
  Net realized and unrealized gain (loss) on total investments    (11.089)       (16.281)    24.976    10.508      8.650     7.138
                                                                 --------        -------    -------   -------    -------   -------
  Net increase (decrease) in Accumulation Unit Value              (10.675)       (15.660)    25.635    11.142      9.293     7.722
  Accumulation Unit Value:
    Beginning of year                                              81.090         96.750     71.115    59.973     50.680    42.958
                                                                 --------        -------    -------   -------    -------   -------
    End of period                                                $ 70.415      $  81.090    $96.750   $71.115    $59.973   $50.680
                                                                 ========        =======    =======   =======    =======   =======

Total return                                                      (13.16%)       (16.19%)    36.05%    18.58%     18.34%    17.98%
Ratios to Average Net Assets:
  Expenses                                                          0.25%          0.35%      0.39%     0.41%      0.38%     0.37%
  Investment income--net                                            0.55%          0.68%      0.85%     0.97%      1.19%     1.28%
Portfolio turnover rate                                            60.25%         98.06%     81.30%   103.31%     98.70%    88.84%
Thousands of Accumulation Units outstanding at end of period       99,069         99,622     89,492    81,825     84,645    80,016

(1) The percentages shown for this period are not annualized.

(2) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Stock Account, the effect of this change for the six months ended June 30, 2001 was to increase net investment income per Accumulation Unit by $.005 and increase net realized and unrealized loss per Accumulation Unit by $.005. For the Global Equities and Growth Accounts the change had no effect on the condensed financial information. Per Accumulation Unit amounts and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
84 College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------

NOTE 5--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   SIX MONTHS               FOR THE YEARS ENDED DECEMBER 31,
                                                                      ENDED          ---------------------------------------------
                                                                 JUNE 30, 2001(1)     2000       1999      1998      1997     1996
                                                                 ---------------      ----       ----      ----      ----     ----
                                                                     (UNAUDITED)
GROWTH ACCOUNT P
  Per Accumulation Unit data:

  Investment income                                                  $  .158      $  .509   $   .592   $  .482   $  .527   $  .484
  Expenses                                                              .153         .320       .278      .244      .155      .119
                                                                     -------      -------   --------   -------   -------   -------
  Investment income--net                                                .005         .189       .314      .238      .372      .365
  Net realized and unrealized gain (loss) on total investments       (12.399)     (20.788)    24.276    18.475    12.219     8.638
                                                                     -------      -------   --------   -------   -------   -------
  Net increase (decrease) in Accumulation Unit Value                 (12.394)     (20.599)    24.590    18.713    12.591     9.003
  Accumulation Unit Value:
    Beginning of year                                                 79.608      100.207     75.617    56.904    44.313    35.310
                                                                     -------      -------   --------   -------   -------   -------
    End of period                                                    $67.214      $79.608   $100.207   $75.617   $56.904   $44.313
                                                                     =======      =======   ========   =======   =======   =======

Total return                                                         (15.57%)     (20.56%)    32.52%    32.89%    28.41%    25.50%
Ratios to Average Net Assets:
  Expenses                                                             0.22%        0.31%      0.34%     0.38%     0.34%     0.35%
  Investment income--net                                               0.01%        0.18%      0.38%     0.37%     0.82%     1.07%
Portfolio turnover rate                                               29.22%       37.18%     69.26%    97.57%    53.27%    38.51%
Thousands of Accumulation Units outstanding at end of period
                                                                     167,362      166,751    131,646    98,862   80,370     53,201

(1) The percentages shown for this period are not annualized.


NOTE 6--ACCUMULATION UNITS

-------------------------------------------------------------------------------

   Changes in the number of Accumulation Units outstanding were as follows:

                                                   STOCK ACCOUNT             GLOBAL EQUITIES ACCOUNT           GROWTH ACCOUNT
                                            SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                              ENDED       DECEMBER 31,        ENDED      DECEMBER 31,        ENDED     DECEMBER 31,
                                           JUNE 30, 2001      2000        JUNE 30, 2001      2000        JUNE 30, 2001     2000
                                           -------------  ------------    -------------  ------------    ------------- ------------
                                           (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
Accumulation Units:
  Credited for premiums                      8,079,069      14,575,232        4,752,145     8,345,880       10,191,374   15,549,879
  Credited (cancelled) for transfers,
     disbursements and amounts applied
     to the Annuity Fund                   (16,194,050)    (33,053,106)      (5,304,913)    1,783,202       (9,579,976)  19,554,443
  Outstanding:
    Beginning of year                      525,110,841     543,588,715       99,621,556    89,492,474      166,750,519  131,646,197
                                           -----------     -----------       ----------    ----------      -----------  -----------
     End of period                         516,995,860     525,110,841       99,068,788    99,621,556      167,361,917  166,750,519
                                           ===========     ===========       ==========    ==========      ===========  ===========


NOTE 7--LINE OF CREDIT

--------------------------------------------------------------------------------

   The Stock, Global Equities, Growth, Inflation-Linked Bond, Social Choice and Equity Index Accounts participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of participant redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, each of which are managed by Teachers Advisers, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing.

     During the six months ended June 30, 2001, the Stock Account borrowed under this facility. The average daily loan balance during the four day period for which the loan was outstanding amounted to $116 million and the weighted average interest rate was 5.36%. The related interest expense was $69,364. For the six months ended June 30, 2001, there were no other borrowings under this credit facility by the Accounts.

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 85

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--------------------------------------------------------------------------------
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   information and transactions, product
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                                                               CSAR-3FUND-8/2001

                             COLLEGE
                             RETIREMENT
                             EQUITIES
                             FUND


                               [GRAPHIC OMITTED]

2001 Semi-Annual Report
--------------------------------------------------------------------------------
                                                                   June 30, 2001



                             o  Money Market
                             o  Inflation-Linked Bond
                             o  Bond Market
                             o  Social Choice
                             o  Equity Index

        | COLLEGE RETIREMENT EQUITIES FUND
CONTENTS| 2001 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

   LETTER FROM THE CHAIRMAN                            1

   LETTER FROM THE VICE CHAIRMAN                       2

   MANAGEMENT/STATUS OF THE ACCOUNTS
       Money Market Account                            4
       Inflation-Linked Bond Account                   5
       Bond Market Account                             6
       Social Choice Account                           8
       Equity Index Account                           10

   STATEMENT OF INVESTMENTS
       Money Market Account                           11
       Inflation-Linked Bond Account                  14
       Bond Market Account                            14
       Social Choice Account                          20
       Equity Index Account                           26

   FINANCIAL STATEMENTS
       Statements of Assets and Liabilities           50
       Statements of Operations                       50
       Statements of Cash Flows                       51
       Statements of Changes in Net Assets            52
       Notes to Financial Statements                  53

   TRUSTEES AND SENIOR MANAGEMENT                     60

   FOR MORE INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
TIAA-CREF Individual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF. (C)2001 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY.


   NET ANNUALIZED YIELD  (7-Day Period Ended 6/26/01)

   ACCOUNTS                    CURRENT         EFFECTIVE
--------------------------------------------------------
   CREF Money Market             4.00%           4.08%


   NET ANNUALIZED YIELD  (30-Day Period Ended 6/30/01)

   ACCOUNTS                    CURRENT
--------------------------------------------------------
   CREF Bond Market             4.75%


PERFORMANCE OVERVIEW AS OF 6/30/2001

                                                                         AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                                                        -------------------------------------------------
   ACCOUNTS                        INCEPTION DATE     6-MONTH RETURN     1 YEAR      5 YEARS   10 YEARS   SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------------------

   EQUITIES
   CREF Stock                          8/1/52               -8.25%         -15.99%     11.66%      13.10%        11.10%
   CREF Global Equities                5/1/92              -13.16          -24.76       8.48          --         11.53
   CREF Equity Index                  4/29/94               -6.23          -13.98      13.60          --         16.08
   CREF Growth                        4/29/94              -15.57          -37.25      11.17          --         14.80

   EQUITIES & FIXED INCOME
   CREF Social Choice                  3/1/90               -3.81           -5.62      11.62       12.44         12.24

   FIXED INCOME
   CREF Bond Market                    3/1/90                3.24           11.07       7.30        7.80          7.98
   CREF Inflation-Linked Bond          5/1/97                6.40           12.48         --          --          6.50
   CREF Money Market(3)                4/1/88                2.50            5.89       5.50        4.97          5.76
-------------------------------------------------------------------------------------------------------------------------

 (1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF VARIABLE ANNUITIES MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG/CHARTS/RA-PERFORMANCE.HTML OR CALL 1-800-842-2776. PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN.(3) AS WITH ALL THE TIAA-CREF VARIABLE ANNUITY ACCOUNTS, THE FUNDS YOU INVEST IN THE CREF MONEY MARKET ACCOUNT ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE CURRENT YIELD MORE CLOSELY REFLECTS CURRENT EARNINGS THAN DOES THE TOTAL RETURN.

FROM THE CHAIRMAN:

[PHOTO OMITTED]
John H. Biggs, Chairman, President,
and Chief Executive Officer

PARTICIPANTS CHOOSE CREF'S ACCOUNTS WITH A VIEW TOWARDS THEIR LONG-TERM NEED TO PROVIDE RETIREMENT INCOME, AND WE MANAGE THE ACCOUNTS WITH THAT IN MIND.

   During the first half of 2001, the heightened volatility in both the domestic and the foreign stock markets continued, and economic growth slowed markedly in many nations throughout the world. With more Americans involved in the stock market than ever before--as participants in employer-sponsored plans, as investors in IRAs and mutual funds, and as individual shareholders--there has been no shortage in the media of speculation about the outlook for stocks. Will stocks rebound strongly, or are there more severe declines ahead? Will economic growth resume its heady pace, or will we have to settle for more modest growth, or even brace for a recession?

       The latest economic data offer some encouraging signs, but they also raise some concerns. Consumer spending continued to grow during the first six months of 2001, with the sales of cars and new homes maintaining a faster clip than much of the rest of the economy. On the other hand, corporate spending dropped sharply, unemployment was up, and the strong dollar made it harder for U.S. businesses to compete abroad. Given these conflicting signals, it is no wonder that investors feel even more unsure about the future than usual.

      At uncertain times like these, it is worth noting that participants choose CREF's accounts with a view towards their long-term need to provide retirement income, and we manage the accounts with that in mind. Whether you are just beginning a career or enjoying your retirement--or are anywhere in between--it's the long-term performance of your retirement accounts that is most important. Reviewing the CREF equity accounts, for example, shows that each of them has earned double-digit average annual compound rates of return since inception. The CREF Stock Account, in particular, is remarkable for having produced an average annual compound rate of return of 11.10 percent over its 49-year history. (Please see the inside front cover for more performance information.) Of course, as with any investments, past performance does not guarantee future results.

      Our participants continue to demonstrate their confidence in TIAA-CREF, as reflected by the continuing inflows of funds to their accounts. During the last six months, the CREF Inflation-Linked Bond Account topped $1 billion in assets, and the TIAA Real Estate Account approached the $3 billion mark. Another measure of the trust people have in us comes from the May 23 issue of AMERICAN BANKER. More than 18,000 consumers were asked which financial services organizations they trusted most and viewed as leaders in the industry. TIAA-CREF placed second, surpassed only by USAA, Inc., which provides financial services to U.S. military personnel, and ahead of all banks, brokerage firms, and insurance companies.

      While recent results in the equity accounts may be discouraging to new investors and troubling to annuitants, I would offer two reminders about the role of risk in any investment. One is that "spreading the risk" through diversification is a time-tested strategy that continues to work well, as the returns of TIAA-CREF's ten investment options have demonstrated again this year. The second is that it is often best to make changes in your investments gradually to avoid doing so at a time when the unit value of the holding is relatively low.

      If you are thinking of making changes in your accounts or are interested in exploring additional products, such as TIAA-CREF Life's new Universal Life policies, our Web Center can help. You'll find it at www.tiaa-cref.org. The new calculators there can estimate retirement income, match goals to the best-suited financial product, and offer guidance about asset allocation.

      As you probably know, the new tax law, which represents the largest tax cut since 1981, will increase the amounts you can contribute to an SRA or IRA and also makes significant changes in the minimum distribution requirements for retirees. The August issue of PARTICIPANT and the October issue of OUTREACH will provide suggestions for making the most of these new developments in your financial planning.

      As always, our individual consultants and the counselors at our phone centers are ready to answer any questions you may have. In May we opened TIAA-CREF's Southern Service Center in Charlotte, North Carolina, which will enable us to serve you even better and has ample room for the additional growth we expect to see in the coming years. Despite the current economic turmoil, TIAA-CREF is maintaining a long-term perspective and preparing for future opportunities. My hope is that, as participants, you are doing so too.



   /s/ John H. Biggs
   -----------
   John H. Biggs
   CHAIRMAN, PRESIDENT, AND CHIEF EXECUTIVE OFFICER

FROM THE VICE CHAIRMAN:

[PHOTO OMITTED]
Martin L. Leibowitz, Vice Chairman
and Chief Investment Officer

THE VALUE OF MAINTAINING A DIVERSIFIED PORTFOLIO WAS POINTEDLY DEMONSTRATED BY THE DIFFERENCES IN THE PERFORMANCE OF CREF'S EIGHT VARIABLE ANNUITY ACCOUNTS.

   During the six months ending June 30, 2001, the CREF Bond, Inflation-Linked Bond, and Money Market Accounts continued to perform well, despite a softening in the market for fixed-income investments during the second quarter. The declining stock market adversely affected the performance of the CREF Equity Index Account and the Social Choice Account, which contains both equities and fixed-income holdings. Stock exchanges in New York, London, Frankfurt, and Tokyo posted declines for the first half of 2001, and it was clear that the bull market that had enabled the S&P 500 Index to triple in five years--from March 1995 to March 2000--was over, at least for the time being.

      The fall in stock  prices was  accompanied  by a slowdown in the  domestic economy. The annual rate of growth in the United States' gross domestic product (GDP), which was 4.1 percent in 2000, slowed to 1.3 percent for the first quarter of 2001 and an estimated 0.7 percent for the second quarter. A similar rate of deceleration in growth occurred elsewhere. Britain and Germany grew at annualized rates of 1.7 percent and 1.5 percent, respectively, in the first quarter. In Japan, annualized GDP fell by 0.8 percent during that period.

      In the U.S., many factors contributed to the slowdown, including a drop in demand for some electronic and software products and a rise in energy prices. The Federal Reserve showed its concern about the slowdown's intensity by cutting the federal funds interest rate from 6.00 percent to 3.75 percent in a series of six reductions during the first half of 2001. In addition, Congress passed a tax package that included an immediate reduction in income tax rates intended in part to provide an additional stimulus to the economy. These measures, along with surprising strength in the levels of consumer spending, helped to boost stock prices in the second quarter, but not enough to offset declines earlier in the year.

      The S&P 500 Index declined 11.86 percent during the first quarter, then rebounded 5.85 percent during the second quarter, leaving the index down 6.70 percent at mid-year. The Nasdaq composite index was down 12.53 percent for first six months of the year, reflecting ongoing losses in the technology sector. During the same period, the Russell 3000(R) Index, which tracks a wide range of domestic stocks, lost 6.11 percent, and the Russell 3000(R) Growth Index, whicH includes many technology stocks, dropped 13.25 percent. The Morgan Stanley World Index registered a 10.66 percent decline in stock prices worldwide for the first half of the year, with the strong dollar magnifying the declines for American investors. For example, the 6.5 percent


MORNINGSTAR RATINGS OF CREF ACCOUNTS as of 6/30/2001

                                              Overall              3 Years              5 Years             10 Years
-----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS                  (Out of 5,214)       (Out of 5,214)       (Out of 3,769)       (Out of 1,453)
CREF Stock                                      ***                  ***                 ****                  ***
CREF Equity Index                              ****                  ***                 ****                  --
CREF Growth                                     ***                  **                   ***                  --
CREF Social Choice                             ****                 ****                 ****                 ****
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT              (Out of 1,210)       (Out of 1,210)        (Out of 865)              --
CREF Global Equities                           ****                  ***                 ****                  --
-----------------------------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT                      (Out of 1,212)       (Out of 1,212)        (Out of 988)         (Out of 523)
CREF Bond Market                              *****                *****                *****                *****
-----------------------------------------------------------------------------------------------------------------------

Source: Morningstar, Inc. 6/30/01. Morningstar is an independent service that rates mutual funds and variable annuities. Morningstar does not rate money market accounts. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receives five stars, the next 22.5% receives four stars, the next 35% receives three stars, the next 22.5% receives two stars, and the bottom 10% receives one star. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (if applicable) Morningstar Rating metrics. Each fund is rated exclusively against U.S.-domiciled funds within its broad asset class. The ratings may change in the future.


2   College Retirement Equities Fund  2001 SEMI-ANNUAL ANNUAL REPORT

TOTAL RETURNS for the six-months ended June 30, 2001
---------------------------------------------------------------
   CREF MONEY MARKET ACCOUNT                              2.50%
   iMoneyNet Money Fund Report Averages(TM)--
     All Taxable                                          2.32
   Lipper Money Market Funds Average                      2.23
---------------------------------------------------------------
   CREF INFLATION-LINKED BOND ACCOUNT                     6.40%
   Salomon Smith Barney Inflation-Linked
     Securities Index                                     6.60
---------------------------------------------------------------
   CREF BOND MARKET ACCOUNT                               3.24%
   Lehman Brothers Aggregate Bond Index                   3.62
   Lipper Intermediate Investment
     Grade Debt Index                                     3.59
---------------------------------------------------------------
   CREF SOCIAL CHOICE ACCOUNT                            -3.81%
   Standard & Poor's 500 Index                           -6.70
   Lehman Brothers Aggregate Bond Index                   3.62
   S&P 500/Lehman Brothers Composite Index               -2.57
   Lipper Balanced Fund Index                            -1.67
---------------------------------------------------------------
   CREF EQUITY INDEX ACCOUNT                             -6.23%
   Russell 3000(R)Index                                  -6.11

PLEASE SEE PAGES 4, 5, 7, 9, AND 10 FOR MORE DETAILED PERFORMANCE INFORMATION.
--------------------------------------------------------------------------------

THE RUSSELL 3000(R) INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY.

NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.


   drop in the German DAX Index as of July 4, together with the weaker euro, led to a loss, in dollars, of 15.8 percent.

      The  movement  of money  from  stocks  into  bonds  that we saw last  year continued. Net inflows of investments into U.S. funds that hold investment-grade bonds totaled $15.5 billion in the first six months of 2001. The Lehman Brothers Aggregate Bond Index gained 3.62 percent during the period, although returns dipped dramatically in the second quarter. This may reflect the view of many bond investors that the U.S. economy is about to rebound, limiting the prospect for further declines in interest rates.

      In these changing fixed-income markets, the CREF Bond Market Account registered an exceptionally strong performance. As of June 30, 2001, it had a five-star Overall Morningstar Rating(R). The CREF Social Choice and Equity Index Accounts each received a four-star Overall Morningstar Rating(R). (See the table on the facing page; Morningstar does not rate money market or inflation-linked bond accounts.)

      The table above shows the total return (gains and losses plus investment income) for these CREF accounts during the past six months, compared with total returns for their respective benchmarks and for the average fund categories that best match their investment objectives, as measured by Lipper Analytical Services, Inc. Detailed performance information for each account appears on the pages immediately following this letter.

      Looking back over the past year, from July 2000 to the end of June 2001, the value of maintaining a diversified portfolio was pointedly demonstrated by the differences in the performance of CREF's eight variable annuity accounts. While the five accounts that invest in stocks registered losses that varied from 5.62 percent for Social Choice to 37.25 percent for the Growth Account, the fixed-income accounts posted gains ranging from 5.89 percent for the Money Market to 12.48 percent for the Inflation-Linked Bond Account. (Please see the inside front cover for more performance information.) During the same period, TIAA Real Estate Account returned 9.64 percent. Both the print and the broadcast media recently have been carrying the message that TIAA-CREF has conveyed to our participants for years:
   Diversification is a key component of prudent financial planning.

      Another important factor to keep in mind is the erosive effect of high expenses, which takes on special significance at times like these. As of June 30, 2001, the expense charges of the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index accounts ranged from 0.34 percent to 0.40 percent per year. According to Lipper Analytical Services, Inc., these continue to be among the very lowest expenses of any variable annuity funds with comparable investment objectives, and they compare very favorably to most mutual funds.



   /s/ Martin L. Leibowitz
   -----------------------
   Martin L. Leibowitz
   VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER


-----------------
This report contains detailed explanations of the investment results for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts for the six months ended June 30, 2001. A companion report provides similar information for the CREF Stock, Global Equities, and Growth Accounts--the other three accounts available under CREF variable annuities.

An annual report and a 10-K report for the TIAA Real Estate Account are available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at www.tiaa-cref.org, or call our Automated Telephone Service (see back cover).


                 2001 SEMI-ANNUAL REPORT   College Retirement Equities Fund    3

MONEY MARKET ACCOUNT

INVESTMENT OBJECTIVE

   The CREF Money Market Account seeks high current income consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

     o The account invests in "first-tier" money market securities, which are ranked in the highest category by nationally recognized statistical rating organizations.

     o Most of the account's assets are invested in securities or other instruments maturing in 397 days or less.

     o    The account's average weighted maturity is 90 days or less.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The CREF Money Market Account posted a return of 2.50 percent for the period, outperforming its benchmark, the iMoneyNet All Taxable AverageTM, by 0.18 percent and the average return of similar funds, as measured by the Lipper Money Market Funds' Average, by 0.27 percentage points.

   Due to the slowing U.S. economy and downgrades in some corporate credit ratings, we thought it prudent to increase our U.S. government- and agency-sector holdings. Since the Federal Reserve lowered short-term interest rates aggressively during the first half of 2001, we likewise thought it prudent to decrease our holdings in floating-rate securities, which change frequently.

   During the period, we increased U.S. government and agency securities from 7 percent of the portfolio at the end of 2000 to 16 percent on June 30. We also increased our holdings in certificates of deposit from 11 percent to 14 percent and our holdings in commercial paper from 66 to 67 percent. We decreased our holdings in floating-rate securities from 16 to 3 percent.

   Throughout the period, the account's weighted average maturity varied from 39 to 59 days, compared with iMoneyNet's range of 46 to 56 days.

$10,000 OVER TEN YEARS

[Data below represents chart in printed piece.]

                                 iMoneyNet Money
                Money Market        Fund Report
                  Account      Averages(TM)--All Taxable
6/30/91            10000               10000
6/30/92            10496               10450
6/30/93            10832               10750
6/30/94            11188               11062
6/30/95            11786               11615
6/30/96            12431               12215
6/30/97            13100               12823
6/30/98            13826               13484
6/30/99            14521               14116
6/30/2000          15343               14852
6/30/2001          16247               15661


The graph assumes a $10,000 investment in the CREF Money Market Account on June 30, 1991. It shows that, by June 30, 2001, the investment would have grown to $16,247. For comparison, the graph shows how a $10,000 investment in iMoneyNet Money Fund Report Averages(TM)-All Taxable, the Money Market Account's benchmark, did over the same period.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY INVESTMENT SECTOR AS OF 6/30/2001

[Data below represents pie chart in printed piece.]

Commercial Paper                66.7%
U.S. Government and Agencies    14.3%
Certificates of Deposit         13.6%
Floating/Variable Rate Notes     2.7%
U.S. Government Bonds            1.1%
Other                            1.6%
-------------------------------------------------------------------------------

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDING 6/26/2001
-------------------------------------------------------------------------------
                                 CURRENT YIELD    EFFECTIVE YIELD
-------------------------------------------------------------------------------
   MONEY MARKET ACCOUNT              4.00%            4.08%
   iMoneyNet Fund Report
      Averages(TM)-All Taxable       3.55             3.62

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                          AVERAGE ANNUAL COMPOUND RATES OF       CUMULATIVE RATES OF
                                                    TOTAL RETURN(1)                 TOTAL RETURN(1)        ANNUAL     NET ASSETS
                                            1 YEAR   5 YEARS   10 YEARS      1 YEAR   5 YEARS  10 YEARS   EXPENSES  (IN BILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT                         5.89%     5.50%      4.97%       5.89%    30.70%    62.47%     0.34%         $7.2
iMoneyNet Money Fund Report Averages(TM)
   -All Taxable                              5.45      5.10       4.59        5.45     28.22     56.59
Lipper Money Market Funds Average            5.26      4.96       4.54        5.26     27.43     55.86
---------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MONEY MARKET ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION. AN INVESTMENT IN THE CREFMONEY MARKET ACCOUNT IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

4   College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

INFLATION-LINKED BOND ACCOUNT

INVESTMENT OBJECTIVE

The CREF Inflation-Linked Bond Account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

PORTFOLIO PROFILE

o  The account invests primarily in U.S. Treasury  Inflation-Indexed  Securities
   (TIIS), as well as inflation-indexed securities issued by U.S. corporations and foreign governments.

o Unlike conventional bonds, the principal value of inflation-indexed securities varies, while the interest they pay remains fixed to maturity. Also, they are expected to rise in value during periods of accelerating inflation.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The CREF Inflation-Linked Bond Account posted a return of 6.40 percent for the period, compared with 6.60 percent for its benchmark, the Salomon Smith Barney Inflation-Linked Securities Index. This difference is largely the result of the account's 0.39 percent expense charge. The index doesn't factor in expenses.

   The 6.40 percent return reflected the moderate rate of inflation as well as continuing demand for Treasury Inflation-Indexed Securities. Rising inflation is a boon to investors who own inflation-linked bonds, because they receive the coupon amount on their bonds plus the increase in inflation, as measured by the CPI-All Urban Index.

   Throughout the six months, the account's duration was similar to or three months shorter than its benchmark. Duration is a measure of the number of years until the average dollar, in present value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates. Keeping the duration of the account's holdings close to that of the benchmark index helps to ensure that the account's performance will closely track that of the index.


$10,000 SINCE 5/1/1997 INCEPTION

[Data below represents chart in printed piece.]




[PLOTPOINTS TO COME]


The graph assumes a $10,000 investment in the CREF Inflation-Linked Bond Account, on May 1, 1997. It shows that, by June 30, 2001, the investment would have grown to $13,004. For comparison, the graph shows how a $10,000 investment in the Salomon Smith Barney Inflation-Linked Securities Index, the Inflation-Linked Bond Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY ISSUE TYPE AS OF 6/30/2001

[Data below represents pie chart in printed piece.]

Intermediate Bonds         63%
Long-term Bonds            36%
Short-term Securities       1%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                          AVERAGE ANNUAL COMPOUND RATES OF      CUMULATIVE RATES OF
                                                  TOTAL RETURN(1,2)               TOTAL RETURN(1,2)          ANNUAL     NET ASSETS
                                            1 YEAR    SINCE INCEPTION(3)      1 YEAR   SINCE INCEPTION(3)   EXPENSES  (IN BILLIONS)
---------------------------------------------------------------------------------------------------------------------------------

   INFLATION-LINKED BOND ACCOUNT            12.48%        6.50%               12.48%       30.04%             0.39%       $1.01
   Salomon Smith Barney
     Inflation-Linked Securities Index      12.87         6.87                12.87        31.93
---------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF INFLATION-LINKED BOND ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG/CHARTS/RA-PERFORMANCE.HTML OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE INFLATION-LINKED BOND ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(3) INCEPTION DATE: 5/1/1997

                      2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 5

BOND MARKET ACCOUNT

INVESTMENT OBJECTIVE

The CREF Bond Market Account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

o The account invests primarily in a broad range of debt securities. The majority of its assets are in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed or other asset-backed securities.

o Most holdings are investment-grade securities rated in the top four credit categories by Moody's Investors Service or Standard & Poor's, or ones that we determine are of comparable quality.

o The account is managed to track the Lehman Brothers Aggregate Bond Index. We will overweight or underweight individual securities or sectors as compared with their weights in the Lehman Index depending on where we find undervalued, overlooked, or misunderstood issues that we believe offer the potential for superior returns compared with those of the index.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The CREF Bond Market Account posted a return of 3.24 percent for the period, compared with the 3.62 percent return of its benchmark, the Lehman Brothers Aggregate Bond Index, and the 3.59 percent return of similar funds, as measured by the Lipper Intermediate Investment Grade Debt Index.

   With the U.S. economy growing at an annualized rate of 1.2 percent rate in the first quarter and not expected to improve much in the second, the account was positioned defensively with a modest underweight in agency, corporate, and mortgage-backed securities. On January 3, the Federal Reserve surprised the market by cutting interest rates 0.50 percentage point, which led to an increase in the valuation of securities issued by companies most vulnerable to a weak economy, namely lower-quality cyclical companies such as paper, auto, and retail. Because of our underweight in these sectors--which had enhanced the account's performance in the fourth quarter of 2000--we underperformed the benchmark and peer group in early 2001.

   The other factor that affected the account's performance was our expectation that long-term interest rates would decline more than short-term rates. However, inflation fears--fueled by concerns about the size of the tax cuts, a flight to short-dated Treasuries due to a volatile stock market, and comments by Treasury Secretary O'Neill about the buyback of long-dated Treasuries--resulted in the opposite reaction. The account's holdings of U.S. Inflation-Linked notes helped offset some of these negative factors, as these securities were the top-performing asset class in the fixed-income universe during the first half of 2001.

   The account's option-adjusted duration was 4.70 years as of June 30, compared with the benchmark's duration of 4.67 years. Duration is a measure of the number of years until the average dollar, in present value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates. Keeping the duration of the account's holdings close to that of the benchmark index helps to ensure that the account's performance will closely track that of the index.


$10,000 OVER TEN YEARS

[Data below represents chart in printed piece.]





[PLOTPOINTS TO COME]






The graph assumes a $10,000 investment in the CREF Bond Market Account, on January 1, 1991. It shows that, by June 30, 2001, the investment would have grown to $21,198. For comparison, the graph shows how a $10,000 investment in the Lehman Brothers Aggregate Bond Index, the Bond Market Account's benchmark, did over the same period.

-----------------

THE ACCOUNT'S BENCHMARK

The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The index includes more than 6,000 taxable government, investment grade, and mortgage-backed securities.

-----------------

6  College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

PORTFOLIO COMPOSITION BY SECTOR AS OF 6/30/2001

[Date below represents pie chart in printed piece.]

Mortgage-backed and Other Asset-backed Securities        48.3%
Corporate Bonds                                          22.2%
U.S. Treasury and Agency Securities                      18.3%
Investment Maturing in Less Than a Year                   8.8%
Foreign Government and Foreign Corporate Bonds
  Denominated in U.S. Dollars                             2.4%


TEN LARGEST HOLDINGS AS OF 6/30/2001

                                                            MARKET    PERCENT
                       COUPON     MATURITY   PRINCIPAL      VALUE     OF NET
 ISSUER                  RATE         DATE       (000)       (000)    ASSETS
-------------------------------------------------------------------------------
 FNMA                   7.000%    07/25/31    $304,000    $305,332      7.84%
 FGLMC                  7.500     07/25/01     235,000     239,921      6.16
 FHLMC                  6.875     01/15/05     165,000     173,456      4.45
 GNMA                   6.500     07/25/01     149,000     147,370      3.78
 FGLMC                  6.500     07/25/01     120,000     118,163      3.03
 FNMA                   5.500     03/15/11     100,000      95,073      2.44
 FGLMC                  8.000     07/25/01      89,000      91,865      2.36
 GNMA                   7.000     07/25/01      85,000      85,744      2.20
 U.S. Treasury Strip    0.000     11/15/212     90,950      84,966      2.18
 U.S. Treasury Strip    0.000     05/15/171     74,500      67,245      1.73

FNMA: FEDERAL NATIONAL MORTGAGE  ASSOCIATION;  FGLMC: FEDERAL HOME LOAN MORTGAGE
CORPORATION  GOLD;  FHLMC:  FEDERAL  HOME  LOAN  MORTGAGE   CORPORATION;   GNMA:
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION;


RATINGS OF LONG-TERM BONDS AS OF 6/30/2001

The bonds we buy are typically of high credit quality; the majority carry ratings of A or higher from the major rating agencies. At year-end, the quality ratings of the account's long-term debt holdings were as follows:


                                          RATING                PERCENT
-------------------------------------------------------------------------------
U.S. TREASURY AND AGENCY SECURITIES       (not rated)           18.3

INVESTMENT GRADE
   Mortgage-backed and Asset-backed
     Securities                           Aaa/AAA               46.4
   Other Long-term Debt                   Aaa/AAA                2.9
                                          Aa/AA                  5.9
                                          A/A                   10.0
                                          Baa/BBB                7.3

BELOW INVESTMENT GRADE                    Ba/BB                  0.2
                                          B/B                    0.1

THE ACCOUNT'S SHORT-TERM SECURITIES PRIMARILY REPRESENT PURCHASES THAT HAD NOT YET CLOSED AT YEAR-END, PLUS COLLATERAL FOR BONDS LENT UNDER OUR SECURITES LENDING PROGRAM.


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                          AVERAGE ANNUAL COMPOUND RATES OF       CUMULATIVE RATES OF
                                                  TOTAL RETURN(1,2)               TOTAL RETURN(1,2)        ANNUAL     NET ASSETS
                                            1 YEAR   5 YEARS   10 YEARS      1 YEAR   5 YEARS  10 YEARS   EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
   BOND MARKET ACCOUNT                       11.07%    7.30%      7.80%       11.07%   42.24%    111.98%    0.38%        $3.9
   Lehman Brothers Aggregate Bond Index      11.23     7.48       7.87        11.23    43.42     113.28
   Lipper Intermediate
          Investment Grade Debt Index        10.90     6.90       7.40        10.90    39.57     104.18
-----------------------------------------------------------------------------------------------------------------------------------

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF BOND MARKET ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE,
    VISIT         THE          TIAA-CREF          WEB          CENTER         AT
    WWW.TIAA-CREF.ORG/CHARTS/RA-PERFORMANCE.HTML OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE BOND MARKET ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  7

SOCIAL CHOICE ACCOUNT

INVESTMENT OBJECTIVE

The CREF Social Choice Account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria screens.

PORTFOLIO PROFILE

o The account is a balanced account: Its assets are invested primarily in a diversified set of equities, fixed-income securities, and short-term debt instruments.

o The account invests only in companies that are suitable from a financial perspective and whose activities are consistent with the account's social criteria.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The Social Choice Account posted a return of -3.81 percent for the period, compared with the -2.57 return of its composite benchmark. The composite benchmark comprises 60 percent S&P 500 Index and 40 percent Lehman Brothers
Aggregate Bond Index, the same percentages of stock and bond investments as within the account's portfolio. The average return for similar accounts, as measured by the Lipper Balanced Fund Index, was -1.67 percent.

   The equity portion of the account underperformed the S&P 500 portion of the composite index. Performance varies because the screens preclude ownership of some S&P 500 companies. During the six months ended June 30, 2001, the effects of the screens were felt in the energy sector, particularly in the lack of holdings in Exxon Mobil, which fails the account's environmental screen. Other effects were a lack of holdings in GE (the largest weight in the S&P 500 benchmark), which fails the account's defense and nuclear-power screens, and a lack of utility holdings, such as the Southern Company, which fails the account's nuclear-power screen.

   The account's fixed-income portion is invested in U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate bonds, foreign government and foreign corporate bonds denominated in U.S. dollars, and short-term investments. Generally there is little or no difference in performance between fixed-income investments that are screened for social criteria and those that are not, because there are still enough investment opportunities to closely track the Lehman Brothers Index.

$10,000 OVER TEN YEARS

[Date below represents line chart in printed piece.]



[PLOTPOINTS TO COME]



The graph assumes a $10,000 investment in the CREF Social Choice Account on June 30, 1991. It shows that, by June 30, 2001, the investment would have grown to $32,305. For comparison, the graph shows how $10,000 investments in the Social Choice Account's benchmarks did over the same period.


--------------------------------------------------------------------------------

THE ACCOUNT'S BENCHMARKS

The benchmarks we use for the two components of the Social Choice Account are the S&P 500 Index, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.

--------------------------------------------------------------------------------

SOCIAL CRITERIA

Currently, the CREF Social Choice Account does not invest in companies that:

o engage in activities that result or are likely to result in significant damage to the environment,

o  have a significant portion of their business in weapons manufacturing,

o have a significant portion of their business in gaming or gambling operations,

o  produce and market alcoholic beverages or tobacco products,

o  produce nuclear energy, or

o have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

8   College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

PORTFOLIO COMPOSITION AS OF 6/30/2001

[Data below represents pie chart in printed piece.]

U.S. Stocks                          60.9%
Long-term Bonds                      37.0%
Short-term Investments                2.1%


TEN LARGEST HOLDINGS AS OF 6/30/2001

This portfolio contains both stocks and bonds. For stocks, the number of shares is shown. For bonds, maturity date and amount of principal are shown.

                                             PRINCIPAL/     MARKET  PERCENT
                          COUPON   MATURITY      SHARES      VALUE   OF NET
 ISSUER                     RATE       DATE       (000)      (000)   ASSETS
--------------------------------------------------------------------------------
FNMA                       7.000%  07/25/01    $143,000   $143,626     3.36
Microsoft Corp                na         na       1,338     97,638     2.28
Citigroup, Inc                na         na       1,378     72,828     1.70
FGLMC                      6.500   07/25/01     $64,000     63,020     1.47
American Int'l Group, Inc                           710     61,051     1.43
FHLMC                      5.750   04/15/08     $60,000     59,587     1.39
AOL Time Warner, Inc          na         na       1,119     59,323     1.39
Johnson & Johnson             na         na       1,092     54,613     1.28
Wal-Mart Stores, Inc          na         na       1,109     54,134     1.27
U.S. Treasury Strip        0.000   11/15/21    $182,800     53,383     1.25

FNMA: FEDERAL NATIONAL MORTGAGE ; FGLMC: FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD; ASSOCIATION; FHLMC: FEDERAL HOME LOAN MORTGAGE CORPORATION;


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                          AVERAGE ANNUAL COMPOUND RATES OF       CUMULATIVE RATES OF
                                                  TOTAL RETURN(1,2)               TOTAL RETURN(1,2)        ANNUAL     NET ASSETS
                                            1 YEAR   5 YEARS   10 YEARS      1 YEAR   5 YEARS  10 YEARS   EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT                        -5.62%   11.62%     12.44%       -5.62%  73.28%    223.05%    0.38%        $4.3
S&P 500 Index                               -14.83    14.48      15.10       -14.83   96.60     308.10
Lehman Brothers Aggregate Bond Index         11.23     7.48       7.87        11.23   43.42     113.28
Lipper Balanced Fund Index                   -1.05    10.48      11.13        -1.05   64.62     187.23

(1) DUE  TO  MARKET   VOLATILITY,   RECENT   PERFORMANCE   OF  THE  CREF  SOCIAL
    CHOICE ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT www.tiaa-cref.org/charts/ra-performance.html OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SOCIAL CHOICE ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  9

EQUITY INDEX ACCOUNT

INVESTMENT OBJECTIVE

The CREF Equity Index Account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R), a broad stock market index.

PORTFOLIO PROFILE

o  The account's benchmark is the Russell 3000(R) Index.

o  The  account  uses a sampling  approach to create a  portfolio  that  closely
   matches  the  overall  investment   characteristics  of  the  index,  without
   investing in all 3,000 stocks.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2001

The CREF Equity index posted a return of -6.23 percent for the period, which was
0.12 percentage points behind its benchmark, the Russell 3000(R) Index.

TEN LARGEST HOLDINGS AS OF 6/30/2001

--------------------------------------------------------------------------------
                                 SHARES        MARKET VALUE      PERCENT OF
   COMPANY                    (IN MILLIONS)    (IN MILLIONS)     NET ASSETS
-------------------------------------------------------------------------------
   General Electric Co             4.1             $198.5           3.92
   Microsoft Corp                  1.8              130.7           2.58
   Exxon Mobil Corp                1.4              123.5           2.44
   Citigroup, Inc                  2.1              109.0           2.15
   Pfizer, Inc                     2.6              103.7           2.05
   AOL Time Warner, Inc            1.7               92.5           1.83
   Intel Corp                      2.8               80.7           1.59
   Int'l Business Machines Corp    0.7               80.5           1.59
   American Int'l Group, Inc       0.8               71.0           1.40
   Johnson & Johnson               1.2               60.9           1.20

-------------------------------------------------------------------------------


$10,000 SINCE 4/29/1994 INCEPTION

[Data below represents chart in printed piece.]


                              [PLOTPOINTS TO COME]


The graph assumes a $10,000 investment in the CREF Equity Index Account, on April 29, 1994. It shows that, by June 30, 2001, the investment would have grown to $29,008. For comparison, the graph shows how a $10,000 investment in the Russell 3000(R), the Equity Index Account's benchmark, did over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 6/30/2001

[Data below represents pie chart in printed piece.]

Consumer Products and Services                32.7%
Technology                                    19.7%
Financial Services                            18.5%
Manufacturing and Materials                   13.1%
Utilities                                      9.2%
Energy                                         5.2%
Transportation                                 1.1%
Other                                          0.5%

-------------------------------------------------------------------------------


PERFORMANCE AT A GLANCE AS OF 6/30/2001

                                   AVERAGE ANNUAL COMPOUND RATES OF            CUMULATIVE RATES OF
                                          TOTAL RETURN(1,2)                      TOTAL RETURN(1,2)            ANNUAL     NET ASSETS
                                 1 YEAR   5 YEARS  SINCE INCEPTION(3)  1 YEAR   5 YEARS  SINCE INCEPTION(3)  EXPENSES  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX ACCOUNT         -13.98%   13.60%         16.08%        -13.98%   89.21%        191.62%        0.36%         $5.1
   Russell 3000(R) Index(4)     -13.93    13.76          16.34         -13.93    90.54         196.42

(1) DUE TO MARKET VOLATILITY, RECENT PERFORMANCE OF THE CREF STOCK ACCOUNT MAY DIFFER FROM THE FIGURES SHOWN ABOVE. FOR THE MOST CURRENT PERFORMANCE, VISIT THE TIAA-CREF WEB CENTER AT WWW.TIAA-CREF.ORG/CHARTS/RA-PERFORMANCE.HTML OR CALL 1-800-842-2776.

(2) PAST PERFORMANCE SHOULD NOT BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE EQUITY INDEX ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE UNITS YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

(3) INCEPTION DATE: 4/29/1994

(4) THE RUSSELL 3000(R) IS AN UNMANAGED INDEX OF STOCKS OF THE 3,000 LARGEST (BASED ON MARKET CAPITALIZATION) PUBLICLY TRADED U.S. COMPANIES. THE RUSSELL 3000(R) INDEX IS A TRADEMARK AND SERVICEMARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.

10  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                        RATINGS+          VALUE (000)
 -----------                                      ---------         ------------
BONDS--1.42%
CORPORATE BONDS--0.31%
  FINANCIAL SERVICES--0.31%
                 GE CAPITAL CORP NOTE
$22,000,000        7.000%, 03/01/02 ................ AAA              $ 22,502
                                                                   -----------
                 TOTAL CORPORATE BONDS
                   (COST $22,502)                                       22,502
                                                                   -----------
GOVERNMENT BONDS--1.11%
  U.S. TREASURY SECURITIES--1.11%
                 U.S. TREASURY INFLATION INDEXED
 78,413,134      k 3.625%, 07/15/02 ..........................          79,883
                                                                   -----------
                 TOTAL GOVERNMENT BONDS
                   (COST $80,298)                                       79,883
                                                                   -----------
                 TOTAL BONDS
                   (COST $102,800)                                     102,385
                                                                   -----------
SHORT TERM INVESTMENTS--98.31%
  BANK NOTES--0.32%
                 HARRIS TRUST AND SAVINGS BANK
 22,135,000        4.070%, 06/10/02 ..........................          22,107
                                                                   -----------
                 TOTAL BANK NOTES                                       22,107
                                                                   -----------
  BANKERS ACCEPTANCES--0.36%
                 CC (USA), INC
 12,000,000      c 4.650%, 04/22/02 ..........................          12,000
                 TORONTO DOMINION BANK
 13,635,000        3.950%, 07/30/01 ..........................          13,588
                                                                   -----------
                 TOTAL BANKERS ACCEPTANCES                              25,588
                                                                   -----------
  CERTIFICATES OF DEPOSIT--13.58%
                 AMERICAN EXPRESS CREDIT CORP
 50,000,000        3.920%, 07/13/01 ..........................          50,001
                 AMERICAN EXPRESS CENTURION BANK
 20,000,000        3.920%, 07/17/01 ..........................          20,001
                 AMERICAN HONDA FINANCE CORP
 20,000,000        4.093%, 08/17/01 ..........................          20,003
 25,000,000        4.026%, 08/28/01 ..........................          25,017
 25,000,000        4.000%, 09/13/01 ..........................          25,000
                 BANC ONE CORP
 15,000,000        4.460%, 08/09/01 ..........................          15,008
 12,500,000        5.149%, 09/04/01 ..........................          12,503
 15,000,000        4.098%, 09/17/01 ..........................          15,012
 34,000,000        4.030%, 09/27/01 ..........................          34,007
                 BANK OF NOVA SCOTIA
  5,100,000        3.930%, 7/31/01 ...........................           5,100
                 BETA FINANCE, INC
  6,000,000      c 6.750%, 10/11/01 ..........................           6,049
 25,000,000      c 4.710%, 10/15/01 ..........................          25,015
                 CANADIAN IMPERIAL BANK OF COMMERCE
 35,000,000        4.670%, 07/12/01 ..........................          35,007
 30,000,000        3.540%, 12/28/01 ..........................          29,952
 20,000,000        4.100%, 05/07/02 ..........................          19,982
                 CARGILL, INC
 10,000,000      c 4.896%, 07/10/01 ..........................          10,001
                 CC (USA), INC
 50,000,000      c 6.940%, 08/15/01 ..........................          50,192
 25,000,000      c 6.750%, 10/16/01 ..........................          25,212
                 CIT GROUP HOLDINGS, INC
 10,000,000        4.675%, 07/16/01 ..........................          10,001
                 COMMERZBANK
 25,000,000        4.180%, 05/21/02 ..........................          24,995
                 DEUTSCHE BANK
 40,000,000        4.950%, 07/09/01 ..........................          40,009
                 FIRST UNION NATIONAL BANK CHARLOTTE
 25,000,000        7.000%, 07/18/01 ..........................          25,035
                 FLEET FINANCIAL GROUP, INC
 20,000,000        5.470%, 08/24/01 ..........................          20,009
                 FLEET NATIONAL BANK
 10,000,000        5.609%, 08/10/01 ..........................          10,003

                 FORD MOTOR CREDIT CORP
 24,000,000        6.855%, 09/03/01 ..........................          24,007
                 KEY BANK
 25,000,000        4.885%, 07/13/01 ..........................          25,005
 12,000,000        4.710%, 10/26/01 ..........................          12,019
                 NATIONAL CITY CORP
 10,000,000        6.980%, 08/02/01 ..........................          10,027
                 NATIONAL WESTMINSTER BANK (NEWYORK)
 25,000,000        4.080%, 05/14/02 ..........................          24,973
 20,000,000        4.200%, 05/15/02 ..........................          19,999
                 RABOBANK
 25,000,000        6.960%, 07/16/01 ..........................          25,029
 20,000,000        4.240%, 06/18/02 ..........................          20,007
                 REGIONS BANK (ALABAMA)
 24,950,000        4.750%, 07/12/01 ..........................          24,956
                 SIGMA FINANCE, INC
 25,000,000      c 4.016%, 08/29/01 ..........................          25,005
 50,000,000      c 4.360%, 10/23/01 ..........................          50,020
                 SOCIETE GENERALE
 50,000,000        4.700%, 07/02/01 ..........................          50,001
                 STUDENT LOAN MARKETING ASSOCIATION(SLMA)
 50,000,000        4.163%, 08/14/01 ..........................          50,007
                 TORONTO DOMINION BANK
 10,000,000        3.590%, 09/24/01 ..........................           9,995
                 UNILEVER CAPITAL CORP
 35,000,000      c 3.970%, 09/07/01 ..........................          35,007
                 WACHOVIA BANK NATIONAL ASSOCIATION
 12,125,000        3.945%, 10/09/01 ..........................          12,137
                 WESTDEUTSCHE LANDESBANK (NEWYORK)
  6,000,000        3.910%, 10/17/01 ..........................           6,000
                                                                   -----------
                 TOTAL CERTIFICATES OF DEPOSIT                         977,308
                                                                   -----------
COMMERCIAL PAPER--66.47%
                 ABBEY NATIONAL NORTH AMERICA CORP
  1,300,000        4.650%, 08/01/01 ..........................           1,296
 14,900,000        4.800%, 08/06/01 ..........................          14,842
 40,000,000        3.580%, 09/17/01 ..........................          39,671
                 ABBOT LABORATORIES
 41,583,000      c 3.980%, 07/02/01 ..........................          41,574
 17,435,000      c 3.970%, 07/03/01 ..........................          17,429
 38,110,000      c 3.880%, 07/05/01 ..........................          38,090
 39,600,000      c 3.830%, 07/17/01 ..........................          39,529
                 ABN AMRO NORTH AMERICA FINANCE, INC
 25,000,000        3.770%, 08/13/01 ..........................          24,885
                 ALABAMA POWER CO
 17,000,000      c 3.800%, 08/07/01 ..........................          16,932
 30,000,000      c 3.740%, 08/30/01 ..........................          29,808
                 AMERICAN HONDA FINANCE CORP
 50,000,000        4.650%, 07/10/01 ..........................          49,946
 10,000,000        3.910%, 07/13/01 ..........................           9,986
 20,000,000        4.230%, 07/27/01 ..........................          19,940
                 ASSET SECURITIZATION COOP CORP
 18,000,000      c 3.970%, 07/06/01 ..........................          17,988
 30,000,000      c 3.950%, 07/11/01 ..........................          29,964
 70,000,000      c 3.870%, 07/19/01 ..........................          69,857
 32,000,000      c 3.600%, 08/23/01 ..........................          31,827
                 BANK OF NOVA SCOTIA
 20,000,000        3.910%, 08/21/01 ..........................          19,896
                 BARCLAYS U.S. FUNDING CORP
 30,000,000        3.760%, 08/01/01 ..........................          29,900
                 BELLSOUTH CORP
 49,395,000      c 3.960%, 07/02/01 ..........................          49,384
 20,000,000      c 3.800%, 08/08/01 ..........................          19,918
 49,212,000      c 3.630%, 08/20/01 ..........................          48,960
 10,850,000      c 3.740%, 08/24/01 ..........................          10,788
                 BETA FINANCE, INC
  7,000,000      c 4.000%, 07/02/01 ..........................           6,998
  6,500,000      c 4.280%, 07/03/01 ..........................           6,498
  7,000,000      c 4.230%, 07/23/01 ..........................           6,982

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS
                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  11

   STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  COMMERCIAL PAPER--(CONTINUED)
                 BETA FINANCE, INC
$19,645,000      c 3.640%, 09/19/01 ..........................        $ 19,479
 12,550,000      c 3.600%, 09/21/01 ..........................          12,442
 25,000,000      c 3.670%, 01/29/02 ..........................          24,998
 20,200,000      c 4.325%, 05/03/02 ..........................          20,226
                 CAMPBELL SOUP CO
 15,000,000      c 6.275%, 09/27/01 ..........................          14,861
 25,000,000      c 6.260%, 10/10/01 ..........................          24,736
                 CANADIAN WHEAT BOARD
  5,000,000        4.550%, 07/12/01 ..........................           4,993
 40,300,000        3.640%, 10/16/01 ..........................          39,850
 29,050,000        3.520%, 10/23/01 ..........................          28,705
                 CARGILL, INC
 25,000,000      c 5.210%, 07/05/01 ..........................          24,986
 30,000,000      c 3.980%, 07/06/01 ..........................          29,980
                 CATERPILLAR FINANCIAL SERVICES CORP
 20,000,000        4.200%, 07/27/01 ..........................          19,942
 15,000,000        4.600%, 07/30/01 ..........................          14,952
 12,913,000        3.910%, 07/31/01 ..........................          12,870
  5,300,000        3.910%, 08/02/01 ..........................           5,281
 20,000,000        3.910%, 08/06/01 ..........................          19,922
  4,920,000        3.720%, 09/25/01 ..........................           4,876
                 CC (USA), INC
    950,000      c 4.870%, 07/02/01 ..........................             950
 10,000,000      c 5.350%, 07/16/01 ..........................           9,983
  1,020,000      c 3.990%, 08/15/01 ..........................           1,015
  5,000,000      c 3.800%, 09/20/01 ..........................           4,957
 30,000,000      c 3.780%, 10/18/01 ..........................          29,659
                 CIESCO LP
 27,550,000        3.950%, 07/03/01 ..........................          27,541
 10,000,000        3.850%, 08/02/01 ..........................           9,965
 38,500,000      c 3.900%, 08/03/01 ..........................          38,356
 17,000,000      c 3.800%, 08/17/01 ..........................          16,913
 40,000,000      c 3.750%, 08/24/01 ..........................          39,773
 17,000,000        3.700%, 08/27/01 ..........................          16,899
                 CITICORP
 25,000,000        3.750%, 07/06/01 ..........................          24,984
 30,000,000        3.860%, 07/24/01 ..........................          29,923
 25,000,000        3.750%, 08/02/01 ..........................          24,914
                 COLGATE-PALMOLIVE CO
 13,700,000      c 3.770%, 08/08/01 ..........................          13,644
                 CORPORATE ASSET FUNDING CORP, INC
  4,000,000      c 4.000%, 07/06/01 ..........................           3,997
 40,000,000      c 4.670%, 07/11/01 ..........................          39,952
 42,000,000      c 3.650%, 07/31/01 ..........................          41,868
 39,000,000      c 3.670%, 08/08/01 ..........................          38,845
 25,000,000      c 3.650%, 08/10/01 ..........................          24,896
                 CREDIT SUISSE FIRST BOSTON, INC
 40,000,000        4.700%, 07/03/01 ..........................          39,986
                 DELAWARE FUNDING CORP
 30,000,000      c 3.970%, 07/13/01 ..........................          29,957
 31,104,000      c 3.830%, 07/16/01 ..........................          31,052
 12,000,000      c 3.890%, 07/20/01 ..........................          11,974
 50,000,000      c 3.900%, 07/26/01 ..........................          49,859
  4,800,000      c 3.730%, 08/03/01 ..........................           4,783
  8,000,000      c 3.820%, 08/08/01 ..........................           7,967
 14,000,000      c 3.600%, 08/15/01 ..........................          13,936
                 DUPONT (E.I.) DE NEMOURS & CO
 49,000,000        3.610%, 09/21/01 ..........................          48,577
                 EASTMAN KODAK CO
 13,700,000        4.220%, 07/27/01 ..........................          13,659
                 EDISON ASSET SECURITIZATION LLC
 24,000,000      c 4.000%, 07/02/01 ..........................          23,995
 25,000,000      c 4.000%, 07/05/01 ..........................          24,986
 40,000,000      c 4.590%, 07/06/01 ..........................          39,972
 36,000,000      c 3.960%, 07/10/01 ..........................          35,960
 25,000,000      c 3.870%, 07/18/01 ..........................          24,952

                 EMERSON ELECTRIC CO
 30,000,000      c 3.760%, 07/16/01 ..........................          29,950
 17,000,000      c 3.720%, 07/27/01 ..........................          16,953
                 ENTERPRISE FUNDING CORP
 10,000,000      c 3.980%, 07/09/01 ..........................           9,990
  1,165,000      c 3.780%, 08/15/01 ..........................           1,159
 38,000,000      c 3.620%, 09/19/01 ..........................          37,680
                 EQUILON ENTERPRISES LLC
 25,000,000        4.250%, 07/02/01 ..........................          24,994
 31,700,000        4.240%, 07/11/01 ..........................          31,662
 25,000,000        4.220%, 07/12/01 ..........................          24,966
 24,000,000        3.900%, 08/03/01 ..........................          23,910
                 FLEET FUNDING CORP
 19,934,000      c 3.750%, 08/07/01 ..........................          19,855
                 FORTUNE BRANDS, INC
 44,700,000      c 3.910%, 07/13/01 ..........................          44,637
                 GANNETT, INC
 30,000,000      c 3.950%, 07/16/01 ..........................          29,947
                 GENERAL ELECTRIC CAPITAL CORP
 18,000,000        3.620%, 09/11/01 ..........................          17,863
 29,600,000        5.500%, 04/15/02 ..........................          29,929
                 GILLETTE CO
 50,000,000      c 4.620%, 07/20/01 ..........................          49,888
 48,845,000      c 3.945%, 08/10/01 ..........................          48,628
                 GOLDMAN SACHS GROUP LP
 25,000,000        3.750%, 10/01/01 ..........................          24,759
                 GOVCO, INC
 69,500,000      c 3.940%, 08/01/01 ..........................          69,263
 14,000,000      c 3.940%, 08/02/01 ..........................          13,950
 40,000,000      c 3.960%, 08/07/01 ..........................          39,840
                 HARLEY-DAVIDSON FUNDING CORP
 20,000,000      c 3.980%, 07/02/01 ..........................          19,996
  4,750,000      c 3.860%, 07/23/01 ..........................           4,738
  5,450,000      c 3.890%, 07/24/01 ..........................           5,436
 25,000,000      c 3.935%, 07/30/01 ..........................          24,919
 10,000,000      c 3.750%, 08/15/01 ..........................           9,953
                 HD REAL ESTATE FUNDING CORP
 45,950,000      c 3.850%, 11/05/01 ..........................          45,344
 21,428,000      c 3.790%, 11/20/01 ..........................          21,113
                 HEINZ (H.J.) CO
 19,390,000      c 3.990%, 07/05/01 ..........................          19,379
 42,300,000      c 3.890%, 07/20/01 ..........................          42,209
 42,000,000      c 3.850%, 07/24/01 ..........................          41,892
                 HERSHEY FOODS CORP
 12,080,000      c 3.690%, 07/27/01 ..........................          12,047
                 HEWLETT PACKARD CO
 26,460,000        4.600%, 07/20/01 ..........................          26,401
                 HONEYWELL INTERNATIONAL
 12,265,000      c 3.990%, 07/06/01 ..........................          12,257
                 HOUSEHOLD FINANCE CORP
 10,000,000        3.590%, 08/27/01 ..........................           9,942
 10,000,000        3.990%, 12/07/01 ..........................          10,000
                 IBM CREDIT CORP
 10,000,000        7.000%, 01/28/02 ..........................          10,184
                 INTERNATIONAL LEASE FINANCE CORP
 13,000,000        4.170%, 07/25/01 ..........................          12,965
    775,000        3.740%, 08/13/01 ..........................             771
 29,000,000        5.625%, 05/01/02 ..........................          29,389
 10,870,000        6.000%, 05/15/02 ..........................          10,870
                 J.P. MORGAN CHASE & CO
 50,000,000        3.880%, 07/25/01 ..........................          49,865
                 KIMBERLY-CLARK CORP
 25,000,000      c 4.200%, 07/10/01 ..........................          24,973
  8,000,000      c 3.670%, 08/21/01 ..........................           7,959
                 LONE STAR FUNDING LLC
 27,169,000      c 3.760%, 07/23/01 ..........................          27,104

                       SEE NOTES TO FINANCIAL STATEMENTS
12 College Retirement Equities Fund 2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  COMMERCIAL PAPER--(CONTINUED)
                 MCGRAW HILL COS, INC
$23,500,000        4.260%, 07/16/01 ..........................        $ 23,459
 19,790,000        4.810%, 07/20/01 ..........................          19,746
 24,400,000        4.620%, 08/03/01 ..........................          24,309
 11,500,000        4.500%, 08/07/01 ..........................          11,454
 20,000,000        4.150%, 09/06/01 ..........................          19,858
  5,110,000        3.900%, 09/20/01 ..........................           5,066
 12,000,000        3.900%, 09/25/01 ..........................          11,891
 24,000,000        3.900%, 09/28/01 ..........................          23,776
                 MINNESOTA MINNING & MANFACTURING CO
 17,550,000        3.750%, 08/23/01 ..........................          17,454
 25,000,000        3.750%, 08/24/01 ..........................          24,858
                 MOTIVA ENTERPRISES LLC
 25,000,000        3.920%, 07/09/01 ..........................          24,975
 20,000,000        3.860%, 07/23/01 ..........................          19,951
                 OLD SLIP FUNDING CORP
 20,000,000      c 4.150%, 07/06/01 ..........................          19,986
                 PACCAR FINANCIAL CORP
 20,000,000        4.620%, 07/12/01 ..........................          19,973
  5,200,000        4.660%, 07/18/01 ..........................           5,190
 10,100,000        4.200%, 07/24/01 ..........................          10,074
 25,300,000        4.160%, 08/02/01 ..........................          25,210
 45,510,000        3.960%, 08/10/01 ..........................          45,308
 10,718,000        3.600%, 09/20/01 ..........................          10,627
  3,300,000        3.730%, 09/27/01 ..........................           3,269
                 PARK AVENUE RECEIVABLES CORP
 10,000,000      c 3.970%, 07/11/01 ..........................           9,988
 20,000,000      c 3.980%, 07/13/01 ..........................          19,971
 35,000,000      c 3.950%, 07/17/01 ..........................          34,935
 35,000,000      c 3.950%, 07/18/01 ..........................          34,931
                 PAYS INTEREST AT MATURITY
 25,000,000        4.230% ....................................          25,006
                 PFIZER, INC
 30,000,000      c 3.860%, 07/18/01 ..........................          29,942
 40,000,000      c 3.860%, 07/19/01 ..........................          39,919
 49,880,000      c 3.870%, 07/20/01 ..........................          49,773
 18,100,000      c 3.620%, 08/02/01 ..........................          18,040
                 PITNEY BOWES CREDIT CORP
 10,000,000        3.980%, 07/13/01 ..........................           9,985
  5,000,000        4.630%, 07/16/01 ..........................           4,991
                 PREFERRED RECEIVABLES FUNDING CORP
  2,165,000      c 3.950%, 07/09/01 ..........................           2,163
 50,000,000      c 3.960%, 07/17/01 ..........................          49,907
 48,750,000      c 3.860%, 07/23/01 ..........................          48,630
 45,000,000      c 3.800%, 07/24/01 ..........................          44,886
  4,200,000      c 3.800%, 09/04/01 ..........................           4,171
                 RECEIVABLES CAPITAL CORP
 25,000,000      c 3.990%, 07/09/01 ..........................          24,975
 30,000,000      c 3.990%, 07/10/01 ..........................          29,967
 29,340,000      c 3.980%, 07/13/01 ..........................          29,298
 25,000,000      c 4.670%, 07/16/01 ..........................          24,957
 10,109,000      c 4.210%, 07/25/01 ..........................          10,082
 10,000,000      c 4.840%, 07/27/01 ..........................           9,970
 20,000,000      c 3.770%, 07/30/01 ..........................          19,937
                 RESEAU FERRE DE FRANCE
  4,000,000        4.250%, 07/25/01 ..........................           3,989
 54,800,000        4.620%, 08/16/01 ..........................          54,531
                 SAINT PAUL COS
 20,000,000      c 3.980%, 07/06/01 ..........................          19,987
                 SARA LEE CORP
  3,000,000        7.400%, 03/22/02 ..........................           3,072
                 SBC COMMUNICATIONS, INC
 25,000,000      c 3.800%, 07/05/01 ..........................          24,987
 44,000,000      c 3.770%, 07/25/01 ..........................          43,885
 11,300,000      c 3.770%, 08/07/01 ..........................          11,255
 35,000,000      c 3.950%, 08/13/01 ..........................          34,839

                 SIGMA FINANCE, INC
  3,150,000      c 4.850%, 07/19/01 ..........................           3,143
  6,050,000      c 5.040%, 08/14/01 ..........................           6,022
 16,000,000      c 5.040%, 08/16/01 ..........................          15,921
 25,000,000      c 3.725%, 12/13/01 ..........................          24,995
 24,500,000      c 3.750%, 12/03/01 ..........................          24,103
                 STANLEY WORKS
 20,000,000      c 4.280%, 07/03/01 ..........................          19,993
 50,000,000      c 4.220%, 07/27/01 ..........................          49,849
 15,500,000      c 3.650%, 09/17/01 ..........................          15,373
                 TORONTO DOMINION HOLDINGS (U.S.)
 50,000,000        4.610%, 07/11/01 ..........................          49,940
                 UBS FINANCE (DELAWARE), INC
  2,000,000        4.030%, 07/03/01 ..........................           1,999
 20,000,000        3.960%, 07/10/01 ..........................          19,978
 43,500,000        3.790%, 08/16/01 ..........................          43,285
 10,700,000        3.790%, 08/21/01 ..........................          10,644
  2,806,000        3.950%, 10/02/01 ..........................           2,779
                 UNITED TECHNOLOGIES CORP
 48,325,000      c 3.650%, 07/24/01 ..........................          48,207
                 VENTURES BUSINESS TRUST
 50,000,000      c 3.760%, 09/10/01 ..........................          49,624
 25,000,000      c 3.760%, 09/11/01 ..........................          24,809
                 VERIZON NETWORK FUNDING CORP
 35,000,000        4.560%, 07/09/01 ..........................          34,965
 40,000,000        4.220%, 07/19/01 ..........................          39,916
 15,905,000        4.200%, 07/23/01 ..........................          15,865
 35,000,000        4.180%, 07/26/01 ..........................          34,900
                 VIRGINIA ELECTRIC & POWER CO
 25,000,000        3.845%, 07/27/01 ..........................          24,928
 50,000,000        3.840%, 07/30/01 ..........................          49,840
                 WAL-MART STORES, INC
 35,000,000      c 3.750%, 07/03/01 ..........................          34,989
 15,600,000      c 3.860%, 07/17/01 ..........................          15,572
                 WALT DISNEY CO
 16,805,000        4.590%, 07/17/01 ..........................          16,774
 25,000,000        4.510%, 07/18/01 ..........................          24,951
 13,850,000        4.100%, 09/11/01 ..........................          13,744
                                                                   -----------
                 TOTAL COMMERCIAL PAPER                              4,782,676
                                                                   -----------
  CORPORATE NOTES--0.56%
                 IMB CREDIT CORP
 30,000,000        6.64%, 10/29/01 ...........................          30,300
                 KEY BANK
 10,000,000        3.820%, 01/07/02 ..........................          10,005
                                                                   -----------
                 TOTAL CORPORATE NOTES                                  40,305
                                                                   -----------
  U.S. GOVERNMENT AND AGENCIES--14.33%
                 FEDERAL HOME LOAN BANK (FHLB)
 13,022,000        4.160%, 07/06/01 ..........................          13,013
 15,000,000        4.150%, 07/18/01 ..........................          14,971
 24,195,000        3.700%, 07/27/01 ..........................          24,128
 28,330,000        3.770%, 08/01/01 ..........................          28,235
 49,000,000        3.590%, 08/22/01 ..........................          48,742
 50,000,000        3.560%, 08/24/01 ..........................          49,718
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 50,000,000        3.910%, 07/03/01 ..........................          49,984
 17,497,000        3.790%, 07/06/01 ..........................          17,486
 21,500,000        3.750%, 08/03/01 ..........................          21,424
  7,000,000        4.440%, 08/06/01 ..........................           6,973
 34,040,000        3.670%, 08/07/01 ..........................          33,908
 25,000,000        3.880%, 08/09/01 ..........................          24,894
 50,000,000        3.730%, 09/06/01 ..........................          49,652
 23,000,000        3.480%, 12/21/01 ..........................          22,589
 45,000,000        3.470%, 12/26/01 ..........................          44,172
 40,000,000        3.550%, 12/31/01 ..........................          39,239
  2,190,000        4.150%, 01/31/02 ..........................           2,141
 40,000,000        4.420%, 02/20/02 ..........................          39,024
  9,402,000        3.520%, 02/28/02 ..........................           9,164
 32,950,000        3.940%, 04/25/02 ..........................          31,909
 11,968,000        3.780%, 06/03/02 ..........................          11,541

                        See Notes to Financial Statements
                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  13

   STATEMENT OF INVESTMENTS - MONEY MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  U.S. GOVERNMENT AND AGENCIES--(CONTINUED)
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
$25,000,000         4.470%, 07/05/01 .........................        $ 24,986
 40,000,000         3.780%, 07/09/01 .........................          39,964
 70,000,000         4.580%, 07/12/01 .........................          69,908
 32,900,000         3.770%, 08/03/01 .........................          32,783
 57,750,000         3.780%, 08/09/01 .........................          57,505
  5,725,000         4.360%, 09/06/01 .........................           5,685
 48,610,000         3.520%, 09/20/01 .........................          48,203
 50,000,000         3.600%, 12/27/01 .........................          49,070
  1,000,000         4.350%, 01/11/02 .........................             980
  4,540,000         4.560%, 01/25/02 .........................           4,442
 28,000,000         4.520%, 02/08/02 .........................          27,352
 44,000,000         3.940%, 04/11/02 .........................          42,675
 11,920,000         3.780%, 04/19/02 .........................          12,728
                 TENNESSEE VALLEY AUTHORITY
 32,000,000         3.820%, 07/19/01 .........................          31,935
                                                                   -----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                  1,031,123
                                                                   -----------
VARIABLE RATE NOTES--2.69%
                 CATERPILLAR FINANCIAL SERVICES CORP
 10,000,000         4.944%, 07/09/01 .........................          10,000
 10,000,000         4.954%, 07/09/01 .........................          10,000
 10,000,000         4.130%, 04/12/02 .........................          10,000
  7,000,000         4.030%, 07/08/02 .........................           7,000
                 CC (USA), INC
 14,000,000      c  3.850%, 06/28/02 .........................          14,000
                 FLEET NATIONAL BANK
 50,000,000         4.360%, 07/31/01 .........................          50,026
                 HOUSEHOLD FINANCE CORP
  5,000,000         4.249%, 05/10/02 .........................           5,008
 10,000,000         4.275%, 05/24/02 .........................          10,019
                 KEY BANK
 35,000,000         3.820%, 01/07/02 .........................          35,017
                 KEYCORP
 17,500,000         3.800%, 02/12/02 .........................          17,491
                 MERRILL LYNCH & CO, INC
 25,000,000         3.710%, 03/04/02 .........................          24,993
                                                                   -----------
                 TOTAL VARIABLE RATE NOTES                             193,554
                                                                   -----------
                 TOTAL SHORT TERM INVESTMENTS
                    (COST $7,071,351)                                7,072,661
                                                                   -----------
                 TOTAL PORTFOLIO--99.73%
                    (COST $7,174,151)                                7,175,046
                 OTHER ASSETS & LIABILITIES, NET--0.27%                 19,659
                                                                   -----------
                 NET ASSETS--100.00%                                $7,194,705
                                                                   ===========

-----------------
c Commercial paper issued under the Private Placement exemption under Section
  4(2) of the Securities Act of 1933.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

     STATEMENT OF INVESTMENTS - INFLATION-LINKED BOND ACCOUNT (UNAUDITED) -
                                 JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  GOVERNMENT BONDS--97.53%
  U.S. TREASURY SECURITIES--97.53%
                 U.S. TREASURY INFLATION INDEXED
$130,331,361     k  3.375%, 01/15/07 .........................       $ 131,920
 128,676,096     k  3.625%, 01/15/08 .........................         131,571
 135,440,673     k  3.625%, 04/15/28 .........................         138,657
 137,651,495     k  3.625%, 07/15/02 .........................         140,232
 124,455,380     k  3.875%, 01/15/09 .........................         128,539
 160,206,832     k  3.875%, 04/15/29 .........................         171,521
                 U.S. TREASURY BOND
  44,715,826        3.500%, 01/15/11 .........................          44,884
                 U.S. TREASURY NOTE
  88,572,286        4.250%, 01/15/10 .........................          93,693
                                                                  ------------
                 TOTAL GOVERNMENT BONDS
                    (COST $960,982)                                    981,017
                                                                  ------------
SHORT TERM INVESTMENT--1.07%
  U.S. GOVERNMENT AND AGENCY--1.07%
                 FEDERAL HOME LOAN BANK (FHLB)
  10,742,000        3.940%, 07/02/01 .........................          10,738
                                                                  ------------
                    TOTAL SHORT TERM INVESTMENT
                    (COST $10,740)                                      10,738
                                                                  ------------
                 TOTAL PORTFOLIO--98.60%
                    (COST $971,722)                                    991,755
                 OTHER ASSETS & LIABILITIES, NET--1.40%                 14,077
                                                                  ------------
                 NET ASSETS--100.00%                                $1,005,832
                                                                  ============

-----------------
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.


   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+      VALUE (000)
 -----------                                           --------     ------------
BONDS--90.81%
CORPORATE BONDS--30.15%
  AEROSPACE AND DEFENSE--0.40%
                 BAE SYSTEMS PLC
                  (PASS THRU CERTIFICATES)
$ 5,000,000      g 7.156%, 12/15/11 ....................    A2         $ 4,968
                 BOEING CO DEB
  5,000,000        7.250%, 06/15/25 ....................    A1           5,148
                 LOCKHEED MARTIN CORP DEB
  5,000,000        8.500%, 12/01/29 ....................  BAA3           5,522
                                                                    ----------
                 TOTAL AEROSPACE AND DEFENSE                            15,638
                                                                    ----------
  ASSET BACKED--5.79%
                 ADVANTA MORTGAGE LOAN TRUST
                 SERIES 1998-1 (CLASS A3)
  4,384,209        6.270%, 12/25/17 ....................   AAA           4,401
                 CITIBANK CREDIT CARD ISSUANCE
                 TRUST SERIES 2001-C3 (CLASS C3)
 10,000,000      e 6.650%, 05/15/08 ....................  BAA2           9,965
                 CHASE FUNDING LOAN ACQUISITION
                  TRUST SERIES 2001-C2 (CLASS IA2)
 10,000,000        5.673%, 07/25/07 ....................   AAA           9,900
                 CIT EQUIPMENT COLLATERAL
                  SERIES 2000-2 (CLASS A3)
  6,500,000        6.840%, 06/20/04 ....................   AAA           6,684
                 CAPITAL ONE MASTER TRUST
                  SERIES 2001-3A (CLASS A)
 10,000,000        5.450%, 03/16/09 ....................   AAA           9,841
                 COUNTRYWIDE ASSET-BACKED CERTIFICATES
                  SERIES 2001-BC1 (CLASS A3)
 12,250,000        6.237%, 12/25/26 ....................   AAA          12,403

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS
14  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                           RATINGS+       VALUE (000)
 -----------                                         ----------     ------------
  ASSET BACKED--(CONTINUED)
                 COUNTRYWIDE ASSET-BACKED
                  CERTIFICATES SERIES 2001-1 (CLASS AF4)
$10,000,000        6.517%, 01/25/29 .................    AAA          $ 10,055
                 DETROIT EDISON SECURITIZATION
                  FUNDING LLC SERIES 2001-1 (CLASS A3)
 14,500,000        5.875%, 03/01/10 .................    AAA            14,378
                 GE CAPITAL MANUFACTURING
                  SERVICES, INC SERIES 1999-HE1 (CLASS A3)
 10,300,000        6.035%, 06/25/20 .................    AAA            10,382
                 GREENPOINT MANUFACTURED
                  HOUSING SERIES 1999-5 (CLASS A2)
 11,000,000        7.080%, 02/15/18 .................    AAA            11,316
                 GREEN TREE HOME EQUITY LOAN
                  TRUST SERIES 1999-A (CLASS A2)
  3,942,250        5.780%, 02/15/14 .................    AAA             3,948
                 GREEN TREE HOME EQUITY LOAN
                  TRUST SERIES 1998-C (CLASS A3)
  7,307,845        6.180%, 07/15/29 .................    AAA             7,321
                 MMCA AUTOMOBILE TRUST
                  SERIES 2001-1 (CLASS A4)
 10,000,000        5.340%, 12/15/05 .................    AAA            10,050
                 NEWCOURT EQUIPMENT TRUST
                  SECURITIES SERIES 1999-1 (CLASS A4)
 13,500,000        7.180%, 10/20/05 .................    AAA            13,951
                 PECO ENERGY TRANSITION TRUST
                  SERIES 1999-A (CLASS A6)
 13,000,000        6.050%, 03/01/09 .................    AAA            12,984
                 PUBLIC SERVICE NEW HAMPSHIRE
                  FUNDING LLC SERIES 2001-1 (CLASS A2)
  4,500,000      e 5.730%, 11/01/10 .................    AAA             4,463
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS1 (CLASS AI3)
  8,000,000        5.854%, 02/25/26 .................    AAA             8,013
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS5 (CLASS AI3)
  7,000,000        7.040%, 04/25/26 .................    AAA             7,191
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
  2,500,000        5.751%, 03/25/27 .................    AAA             2,488
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1997-KS3 (CLASS AI5)
  9,163,000        7.250%, 08/25/27 .................    AAA             9,316
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI4)
  7,000,000        6.417%, 02/25/29 .................    AAA             6,934
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS2 (CLASS AI9)
  3,300,000        7.150%, 07/25/30 .................    AAA             3,369
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI6)
  2,000,000        6.489%, 10/25/30 .................    AAA             1,975
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS4 (CLASS AI6)
 11,000,000        7.435%, 09/25/31 .................    AAA            11,232
                 SAXON ASSET SECURITIES TRUST
                  SERIES 1999-3 (CLASS AF6)
  5,000,000        7.525%, 06/25/14 .................    AAA             5,152
                 VANDERBILT MORTGAGE FINANCE
                  SERIES 1999-D (CLASS IA2)
  7,500,000        6.815%, 08/07/12 .................    AAA             7,709
                 VANDERBILT MORTGAGE FINANCE
                  SERIES 2001-A (CLASS A2)
 10,000,000        6.120%, 02/07/15 .................    AAA            10,144
                                                                    ----------
                 TOTAL ASSET BACKED                                    225,565
                                                                    ----------
  BASIC INDUSTRIES--0.12%
                 ARCHER-DANIELS-MIDLAND DEB
  5,000,000      h 7.000%, 02/01/31 .................     A1             4,867
                                                                    ----------
                 TOTAL BASIC INDUSTRIES                                  4,867
                                                                    ----------

  CONSUMER CYCLICAL--3.06%
                 ALBERTSON'S, INC DEB
  5,000,000        8.000%, 05/01/31 .................   BAA1             4,962
                 AOL TIME WARNER, INC DEB
  5,000,000        7.625%, 04/15/31 .................   BAA1             4,999
                 CLEAR CHANNEL COMMUNICATIONS
                  (SR NOTE)
  5,000,000        7.250%, 09/15/03 .................   BAA3             5,144
                 COMCAST CABLE COMMUNICATIONS
                  (SR NOTE)
  4,000,000        6.875%, 06/15/09 .................   BAA2             3,970
  5,000,000        6.750%, 01/30/11 .................   BAA2             4,897
                 COX COMMUNICATIONS, INC DEB
  5,000,000        6.530%, 02/01/28 .................   BAA2             4,876
                 CSC HOLDINGS, INC (SR NOTE)
  5,000,000        7.625%, 04/01/11 .................    BA1             4,762
                 DAIMLER-CHRYSLER NA HOLDING NOTE
 11,500,000        6.840%, 10/15/02 .................     A3            11,736
  5,000,000        6.400%, 05/15/06 .................     A3             4,960
  5,000,000        8.500%, 01/18/31 .................     A3             5,300
                 FORD MOTOR CO NOTE
  5,000,000        7.450%, 07/16/31 .................     A2             4,805
                 GENERAL MOTORS CORP NOTE
  5,000,000      e 6.375%, 05/01/08 .................     A2             4,903
  5,000,000        6.750%, 05/01/28 .................     A2             4,560
                 NEWS AMERICA HOLDINGS DEB
  8,000,000        7.700%, 10/30/25 .................   BAA3             7,522
                 TIME WARNER, INC NOTE
  7,300,000        8.180%, 08/15/07 .................   BAA1             7,905
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
  8,000,000        6.875%, 11/01/05 .................     A1             8,294
  3,000,000        7.125%, 11/01/10 .................     A1             3,108
                 VIACOM, INC (GUARANTEE NOTE)
  5,000,000      g 7.875%, 07/30/30 .................     A3             5,272
                 WAL-MART STORES, INC NOTE
  5,000,000        7.550%, 02/15/30 .................    AA2             5,464
                 WALT DISNEY CO NOTE
 11,000,000        7.300%, 02/08/05 .................     A2            11,655
                                                                    ----------
                 TOTAL CONSUMER CYCLICAL                               119,094
                                                                    ----------
  CONSUMER NON-CYCLICAL--1.40%
                 ANHEUSER-BUSCH COS, INC DEB
 10,000,000        6.800%, 08/20/32 .................     A1             9,900
                 COCA-COLA ENTERPRISES DEB
  5,000,000        6.950%, 11/15/26 .................     A2             4,869
                 CONAGRA FOODS, INC NOTE
  5,000,000        7.875%, 09/15/10 .................   BAA1             5,211
                 DIAGEO CAP PLC (GUARANTEE NOTE)
  5,000,000        6.625%, 06/24/04 .................     A1             5,150
                 FOSTERS FINANCIAL CORP NOTE
  4,000,000      g 6.875%, 06/15/11 .................   BAA1             3,952
                 KELLOGG CO DEB
  5,000,000      g 7.450%, 04/01/31 .................   BAA2             4,931
                 KROGER CO (GUARANTEE NOTE)
  5,000,000      h 7.500%, 04/01/31 .................   BAA3             4,875
                 MASCO CORP NOTE
  4,000,000        6.000%, 05/03/04 .................   BAA1             4,001
                 PROCTOR & GAMBLE CO DEB
  5,000,000        8.000%, 10/26/29 .................    AA2             5,647
                 SAFEWAY, INC NOTE
  6,000,000        6.150%, 03/01/06 .................   BAA2             5,992
                                                                    ----------
                 TOTAL CONSUMER NON-CYCLICAL                            54,528
                                                                    ----------
  ENERGY--3.19%
                 ALABAMA POWER CO (SR NOTE)
  5,000,000        7.125%, 08/15/04 .................     A2             5,197
                 AMERADA HESS CORP DEB
  5,000,000        7.875%, 10/01/29 .................   BAA1             5,286

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS
                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  15

   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                           RATINGS+       VALUE (000)
 -----------                                         ----------     ------------
  ENERGY--(CONTINUED)
                 AMERICAN ELECTRIC POWER NOTE
$ 4,000,000        6.125%, 05/15/06 ................    BAA1           $ 3,939
                 CALPINE CANADA ENERGY FINANCIAL
                  (GUARANTEE NOTE)
  5,000,000        8.500%, 05/01/08 ................     BA1             4,801
                 CLEVELAND ELECTRIC ILLUMINATION CO
                  (FIRST MORTGAGE BOND)
  5,000,000        6.860%, 10/01/08 ................    BAA3             4,838
                 CONSOLIDATED EDISON, INC NOTE
  5,000,000        6.375%, 04/01/03 ................      A1             5,069
                 CONOCO, INC (SR NOTE)
    750,000      e 5.900%, 04/15/04 ................      A3               756
  5,000,000        6.950%, 04/15/29 ................      A3             4,805
                 CONSUMERS ENERGY CO NOTE
  5,000,000        6.200%, 05/01/03 ................    BAA3             4,976
                 COGENTRIX ENERGY, INC
                  (GUARANTEE NOTE)
  5,000,000        8.750%, 10/15/08 ................    BAA3             5,143
                 DPL, INC (SR NOTE)
  5,000,000        8.250%, 03/01/07 ................    BAA1             5,147
                 EL PASO ELECTRIC CO
                  (FIRST MORTGAGE BOND)
  5,000,000        8.900%, 02/01/06 ................    BAA3             5,377
                 FLORIDA POWER & LIGHT
                  (FIRST MORTGAGE BOND)
  5,000,000        6.875%, 12/01/05 ................     AA3             5,155
                 GEORGIA POWER CO (SR NOTE)
  5,000,000        5.500%, 12/01/05 ................      A2             4,886
                 GULF CANADA RESOURCES (SR NOTE)
  8,500,000        8.375%, 11/15/05 ................    BAA3             9,231
                 FLORIDA POWER & LIGHT
                  (FIRST MORTGAGE BOND)
  3,000,000        8.625%, 11/01/21 ................      A1             3,142
                 NATIONAL RURAL UTILITIES TRUST
  5,000,000        5.000%, 10/01/02 ................     AA3             5,017
                 NIAGARA MOHAWK POWER
                  (FIRST MORTGAGE DEB)
  4,500,000        5.875%, 09/01/02 ................    BAA2             4,520
                 NORSK HYDRO A/S DEB
  5,000,000        7.150%, 01/15/29 ................      A2             4,849
                 OHIO EDISON CO
                  (FIRST MORTGAGE DEB)
  8,700,000        7.375%, 09/15/02 ................    BAA1             8,903
                 PHILLIPS PETE NOTE
  4,000,000        8.500%, 05/25/05 ................    BAA2             4,335
                 PROGRESS ENERGY, INC (SR NOTE)
  5,000,000        7.750%, 03/01/31 ................    BAA1             5,154
                 UNION PACIFIC RESOURCES DEB
  5,000,000        7.150%, 05/15/28 ................    BAA2             4,860
                 WILLIAMS COS, INC NOTE
  4,000,000        6.200%, 08/01/02 ................    BAA2             4,034
  5,000,000      g 7.500%, 01/15/31 ................    BAA2             4,660
                                                                    ----------
                 TOTAL ENERGY                                          124,080
                                                                    ----------

  FINANCIAL SERVICES--9.53%
                 ABBEY NATIONAL CAPITAL TRUST I
                  (GUARANTEE NOTE)
  5,000,000        8.963%, 12/29/49 ................     AA3             5,501
                 AIG SUNAMERICA GLOBAL FINANCING
                  (SR NOTE)
  5,000,000      g 6.300%, 05/10/11 ................     AAA             4,928
                 ANADARKO FINANCE CO
                  (GUARANTEE NOTE)
 11,000,000      g 7.500%, 05/01/31 ................    BAA1            11,182
                 ASSOCIATED P&C HOLDINGS (SR NOTE)
  5,000,000        6.750%, 07/15/03 ................    BAA1             5,039
                 BANK OF AMERICA CORP (SR NOTE)
  5,000,000        7.125%, 09/15/06 ................     AA2             5,226
 15,000,000        7.400%, 01/15/11 ................     AA3            15,582
                 BARCLAYS BANK PLC (SUB NOTE)
  5,000,000      g 7.375%, 06/29/49 ................     AA2             4,966
                 BEAR STEARNS COS, INC NOTE
  5,000,000        6.500%, 05/01/06 ................      A2             5,033
                 BOEING CAPITAL CORP (SR NOTE)
  5,000,000        6.350%, 11/15/07 ................      A2             5,029
  5,000,000      e 6.100%, 03/01/11 ................      A2             4,877
                 CAITHNESS COSO FUND CORP (SR NOTE)
  1,441,637      g 6.800%, 12/15/01 ................     BA1             1,442
                 CITIGROUP, INC (SR NOTE)
  5,000,000        6.750%, 12/01/05 ................     AA2             5,175
  7,000,000        7.250%, 10/01/10 ................     AA3             7,266
 14,000,000        6.500%, 01/18/11 ................     AA2            13,896
                 DEERE & CO NOTE
  5,000,000        7.125%, 03/03/31 ................      A2             4,825
                 E.I. DU PONT DE NEMOURS DEB
  5,000,000        6.500%, 01/15/28 ................     AA3             4,666
                 FIRST UNION NATIONAL BANK (SUB NOTE)
  5,000,000        7.800%, 08/18/10 ................      A1             5,318
                 FLEET BOSTON CORP (SUB NOTE)
  5,000,000      e 7.375%, 12/01/09 ................      A3             5,221
                 FORD MOTOR CREDIT CO NOTE
 10,000,000        7.500%, 06/15/03 ................      A2            10,408
 10,000,000        7.600%, 08/01/05 ................      A2            10,495
  5,000,000        6.875%, 02/01/06 ................      A2             5,097
  7,500,000      e 7.375%, 02/01/11 ................      A2             7,598
                 GENERAL ELECTRIC CAPITAL CORP NOTE
  5,000,000        7.375%, 01/19/10 ................     AAA             5,384
  9,500,000      e 5.350%, 03/30/06 ................     AAA             9,372
                 GENERAL MOTORS ACCEPTANCE CORP
  5,000,000        7.200%, 01/15/11 ................      A2             5,074
                 GENERAL MOTORS ACCEPTANCE
                  CORP NOTE
  5,000,000      e 6.750%, 01/15/06 ................      A2             5,099
  5,000,000        5.800%, 03/12/03 ................      A2             5,058
  5,000,000        7.250%, 03/02/11 ................      A2             5,077
                 GOLDMAN SACHS GROUP, INC (DEB)
  5,000,000        6.875%, 01/15/11 ................      A1             4,983
                 HARTFORD FINANCIAL SERVICES GROUP
                  (SR NOTE)
  5,000,000        7.900%, 06/15/10 ................      A2             5,357
                 HOUSEHOLD FINANCE CO (SR NOTE)
  5,000,000        6.875%, 03/01/03 ................      A2             5,148
  5,000,000        5.875%, 02/01/09 ................      A2             4,732
 10,000,000        6.750%, 05/15/11 ................      A2             9,868
                 INTERAMERICAN DEVELOPMENT NOTE
  5,000,000      e 7.375%, 01/15/10 ................     AAA             5,427
                 INTERNATIONAL BANK RECONCILIATION
                  & DELOPMENT NOTE
  5,000,000      e 5.000%, 03/28/06 ................     AAA             4,927
                 JP MORGAN CHASE & CO (SUB NOTE)
  7,000,000        6.750%, 02/01/11 ................      A1             7,015
                 KEY BANK NA (SUB NOTE)
  6,000,000        7.000%, 02/01/11 ................     AA3             5,963
                 LEHMAN BROTHERS HOLDINGS NOTE
  5,000,000        6.250%, 05/15/06 ................      A2             4,986
                 MORGAN STANLEY DEAN WITTER
                  (SR UNSUB)
 10,000,000      e 5.625%, 01/20/04 ................     AA3            10,064
 10,000,000        6.750%, 04/15/11 ................     AA3             9,925
                 NISOURCE FINANCE CORP
                  (GUARANTEE NOTE)
  5,000,000        5.750%, 04/15/03 ................    BAA2             5,025
                 NORWEST FINANCIAL, INC (SR NOTE)
  5,000,000        6.700%, 09/22/04 ................     AA3             5,152

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

16  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                           RATINGS+       VALUE (000)
 -----------                                         ----------     ------------
  FINANCIAL SERVICES--(CONTINUED)
                 OVERSEA-CHINESE BANKING
                  (SUB NOTE)
$10,000,000   h, g 7.750%, 09/06/11 ................      A1         $   9,979
                 PNC FUNDING CORP
                  (GUARANTEE NOTE)
  5,000,000        7.500%, 11/01/09 ................      A3             5,232
                 QWEST CAPITAL FUNDING
                  (GUARANTEE NOTE)
  7,000,000        7.900%, 08/15/10 ................    BAA1             7,205
 10,000,000      g 7.250%, 02/15/11 ................    BAA1             9,902
                 ROYAL BANK OF SCOTLAND GROUP
                  (SUB NOTE)
  5,500,000        6.400%, 04/01/09 ................      A1             5,408
                 SALOMON SMITH BARNEY HOLDING
                  NOTE
  5,000,000        6.500%, 02/15/08 ................     AA3             5,025
                 SANWA BANK LTD (SUB NOTE)
 10,000,000      e 7.400%, 06/15/11 ................    BAA1             9,693
                 SEARS, ROEBUCK ACCEPTANCE NOTE
  5,000,000        6.000%, 03/20/03 ................      A3             5,047
                 SUNTRUST BANK ATLANTA (SUB NOTE)
  6,480,000        7.250%, 09/15/06 ................      A1             6,823
                 TIERS-MIRROR-2001-14 TRUST
 10,000,000      g 7.200%, 06/15/04 ................    BAA2             9,989
                 U.S. WEST CAPITAL FUNDING
                  (GUARANTEE NOTE)
  7,800,000        6.125%, 07/15/02 ................      A3             7,878
                 WELLS FARGO BANK NA (SUB NOTE)
  9,000,000        6.450%, 02/01/11 ................     AA2             8,824
                 WELLS FARGO CO (SR NOTE)
  5,000,000        7.200%, 05/01/03 ................     AA2             5,201
                 WELLS FARGO FINANCIAL NOTE
  2,500,000      e 5.450%, 05/03/04 ................     AA3             2,517
                                                                    ----------
                 TOTAL FINANCIAL SERVICES                              371,129
                                                                    ----------
  HEALTH CARE--1.28%
                 ABBOTT LABORATORIES NOTE
 10,000,000      h 5.625%, 07/01/06 ................     AA3            19,902
                 ELI LILLY & CO NOTE
  5,000,000        7.125%, 06/01/25 ................     AA3             5,122
                 GE GLOBAL INSURANCE NOTE
  5,000,000        7.750%, 06/15/30 ................     AA1             5,450
                 JOHNSON & JOHNSON CO DEB
  5,000,000        6.950%, 09/01/29 ................     AAA             5,082
                 MERCK & CO, INC DEB
  2,000,000        6.400%, 03/01/28 ................     AAA             1,921
  8,000,000        5.950%, 12/01/28 ................     AAA             7,234
                 PHARMACIA CORP NOTE
  5,000,000        5.750%, 12/01/05 ................      A1             4,991
                                                                    ----------
                 TOTAL HEALTH CARE                                      49,702
                                                                    ----------
  OTHER--0.26%
                 UNITED TECHNOLOGIES CORP DEB
  9,500,000        7.500%, 09/15/29 ................      A2             9,959
                                                                    ----------
                 TOTAL OTHER                                             9,959
                                                                    ----------
  OTHER MORTGAGE BACKED SECURITIES--2.04%
                 COMMERCIAL MORTGAGE ASSET
                  TRUST SERIES 1999-C1 (CLASS A3)
 31,190,000        6.640%, 09/17/10 ................     AAA            31,387
                 GE CAPITAL COMMERCIAL
                  MORTGAGE CORP
                  SERIES 2000-1 (CLASS A2)
 15,000,000        6.496%, 12/15/10 ................     AAA            14,805
                 FIRST UNION COMMERCIAL
                  MORTGAGE TRUST
                  SERIES 1999-C1 (CLASS A2)
 19,000,000        6.070%, 10/15/08 ................     AAA            18,544
  5,000,000      SINKABLE; PAYS QUARTERLY 7.200%                         4,968
                 MORGAN STANLEY CAPITAL I
                  SERIES 1999-WF1 (CLASS A2)
 10,000,000        6.210%, 09/15/08 ................     AAA             9,843
                                                                    ----------
                 TOTAL OTHER MORTGAGE
                   BACKED SECURITIES                                    79,547
                                                                    ----------

  PRODUCER DURABLES--0.26%
                 CATERPILLAR, INC DEB
  4,788,000        9.750%, 06/01/19 ................      A2             4,975
                 INGERSOLL-RAND CO NOTE
  5,000,000        5.750%, 02/14/03 ................      A3             5,043
                                                                    ----------
                 TOTAL PRODUCER DURABLES                                10,018
                                                                    ----------
  TRANSPORTATION--0.50%
                 BURLINGTON NORTH SANTA FE NOTE
  5,000,000        7.125%, 12/15/10 ................    BAA2             5,026
                 CONTINENTAL AIRLINES DEB
  5,000,000        6.703%, 06/15/21 ................     AA3             4,893
                 NORFOLK SOUTHERN CORP (SR NOTE)
  5,000,000        7.250%, 02/15/31 ................    BAA1             4,842
                 UNION PACIFIC CORP NOTE
  4,400,000        7.600%, 05/01/05 ................    BAA3             4,639
                                                                    ----------
                 TOTAL TRANSPORTATION                                   19,400
                                                                    ----------
  UTILITIES--2.32%
                 ADELPHIA COMMUNICATIONS
                  (SR NOTE)
  3,000,000        10.250%, 06/15/11 ...............      B2             2,940
                 A T & T WIRELESS SERVICES (SR NOTE)
  5,000,000      g 7.875%, 03/01/11 ................    BAA2             5,010
  5,000,000      g 8.750%, 03/01/31 ................    BAA2             5,195
                 BELLSOUTH CAPITAL FUNDING DEB
  4,000,000        7.875%, 02/15/30 ................     AA3             4,270
                 BELLSOUTH TELECOMMUNICATION
                  NOTE
  5,000,000        6.500%, 06/15/05 ................     AAA             5,134
                 BRITISH TELECOM PLC NOTE
  5,000,000        8.125%, 12/15/10 ................      A2             5,275
  5,000,000        8.625%, 12/15/30 ................      A2             5,426
                 FRANCE TELECOM NOTE
  5,000,000      g 7.750%, 03/01/11 ................      A3             5,094
                 GTE CALIFORNIA, INC DEB
  5,000,000        7.650%, 03/15/07 ................      A2             5,335
                 LENFEST COMMUNICATIONS
                  (SUB NOTE)
  5,000,000        8.250%, 02/15/08 ................    BAA3             5,233
                 SBC COMMUNICATIONS, INC NOTE
  5,500,000      e 5.750%, 05/02/06 ................     AA3             5,421
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
  5,000,000        7.625%, 06/10/02 ................    BAA1             5,569
                 VERIZON GLOBAL FUNDING CORP DEB
 10,000,000      g 7.750%, 12/01/30 ................      A1            10,281
                 WORLDCOM, INC NOTE
  6,000,000        7.500%, 05/15/11 ................      A3             5,840
  5,500,000        6.950%, 08/15/28 ................      A3             4,643
 10,000,000        8.250%, 05/15/31 ................      A3             9,608
                                                                    ----------
                 TOTAL UTILITIES                                        90,274
                                                                    ----------
                 TOTAL CORPORATE BONDS
                  (COST $1,156,210)                                  1,173,801
                                                                    ----------
GOVERNMENT BONDS--60.66%
  AGENCY SECURITIES--9.65%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
165,000,000        6.875%, 01/15/05 ................     AAA           173,456
  3,000,000      e 7.100%, 04/10/07 ................     AAA             3,203
 57,000,000      e 5.750%, 04/15/08 ................     AAA            56,608

+ As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  17

   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                         RATINGS+         VALUE (000)
 -----------                                       ----------       ------------
  AGENCY SECURITIES--(CONTINUED)
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
$16,000,000      e 4.750%, 03/15/04 ...................     AAA    $     15,925
 30,000,000      e 6.625%, 10/15/07 ...................     AAA          31,336
100,000,000   h, d 5.500%, 03/15/11 ...................     AAA          95,073
                                                                   ------------
                 TOTAL AGENCY SECURITIES                                375,601
                                                                   ------------
  FOREIGN GOVERNMENT BONDS--2.14%
                 BRITISH COLUMBIA NOTE
 13,000,000        5.375%, 10/29/08 ...................     AA2          12,450
                 CANADA GOVERNMENT
  5,500,000      e 6.750%, 08/28/06 ...................     AA2           5,775
                 MALAYSIA
  6,000,000      h 7.500%, 07/15/11 ...................     BAA2          5,917
                 ONTARIO PROVINCE CANADA
 10,000,000        7.375%, 01/27/03 ...................     AA3          10,408
 13,400,000      e 7.000%, 08/04/05 ...................     AA3          14,146
  5,000,000        5.500%, 10/01/08 ...................     AA3           4,856
                 UNITED MEXICAN STATES NOTE
  5,000,000      e 9.875%, 01/15/07 ...................     BAA3          5,475
  4,000,000      e 8.375%, 01/14/11 ...................     BAA3          4,024
                 QUEBEC PROVINCE CANADA
 10,000,000      e 6.125%, 01/22/11 ...................     A2            9,730
 10,000,000        7.500%, 09/15/29 ...................     A2           10,666
                                                                   ------------
                 TOTAL FOREIGN GOVERNMENT BONDS                          83,447
                                                                   ------------
  MORTGAGE BACKED SECURITIES--40.34%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP GOLD (FGLMC)
 21,118,474        8.000%, 01/01/31 .............................        21,803
 20,000,000      h 7.000%, 07/25/16 .............................        20,375
 25,825,338        7.000%, 10/01/20 .............................        26,164
 36,000,000        7.500%, 07/25/01 .............................        37,069
235,000,000        7.500%, 07/25/01 .............................       239,921
 89,000,000        8.000%, 07/25/01 .............................        91,865
120,000,000        6.500%, 07/25/01 .............................       118,163
  1,437,501        7.000%, 05/01/23 .............................         1,453
  8,832,039        7.000%, 07/01/13 .............................         9,007
  1,791,754        7.000%, 09/01/10 .............................         1,832
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
  3,362,969        6.000%, 04/01/11 .............................         3,328
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
    507,049        7.500%, 08/01/01 .............................           509
 14,155,421        6.000%, 01/01/19 .............................        13,796
  1,595,244        6.000%, 02/01/19 .............................         1,555
  1,400,419        6.000%, 12/01/02 .............................         1,415
    761,424        6.000%, 12/01/08 .............................           756
 42,046,884      d 6.000%, 12/01/13 .............................        41,609
    876,643        6.500%, 02/01/16 .............................           866
    847,563        6.500%, 03/01/16 .............................           838
    872,343        6.500%, 04/01/16 .............................           874
  7,435,574        6.500%, 05/01/09 .............................         7,512
  3,566,097        7.500%, 02/01/15 .............................         3,669
  6,788,352        7.500%, 04/01/15 .............................         6,984
  8,111,646        7.500%, 04/01/15 .............................         8,346
  1,662,372        7.500%, 11/01/10 .............................         1,714
  4,753,213        8.000%, 03/01/23 .............................         4,946
    317,896        8.000%, 06/01/11 .............................           330
    277,091        8.000%, 06/01/11 .............................           288
    286,872        8.000%, 06/01/11 .............................           298
    199,360        8.000%, 06/01/11 .............................           207
    264,454        8.000%, 07/01/11 .............................           274
  7,689,642        8.000%, 07/01/24 .............................         7,982
  1,320,602        9.000%, 11/01/25 .............................         1,416
  4,200,997        6.000%, 03/01/13 .............................         4,160
 37,500,778        6.000%, 10/01/13 .............................        37,110
 57,000,000        6.500%, 07/25/01 .............................        56,091
 44,000,000        6.500%, 07/25/01 .............................        44,110
 47,000,000        7.000%, 07/25/01 .............................        47,793
304,000,000      h 7.000%, 07/25/31 .............................       305,332

                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
  2,684,364        6.500%, 01/15/24 .............................         2,670
  1,729,623        6.500%, 03/15/24 .............................         1,720
 10,807,713        6.500%, 05/15/24 .............................        10,745
  3,913,434        6.500%, 09/15/23 .............................         3,893
  3,697,002        6.500%, 09/15/24 .............................         3,676
  1,294,017        8.000%, 06/15/24 .............................         1,349
    251,076        8.500%, 01/15/10 .............................           263
    169,345        8.500%, 01/15/10 .............................           177
 17,185,959        8.500%, 09/20/30 .............................        17,914
    113,655        8.500%, 10/15/09 .............................           119
 43,401,045        8.500%, 10/20/30 .............................        45,240
 11,869,137        8.500%, 11/20/30 .............................        12,372
    439,879        8.500%, 12/15/09 .............................           461
 11,245,989        8.500%, 12/20/30 .............................        11,722
     78,115        9.000%, 06/15/16 .............................            84
    123,082        9.000%, 06/15/20 .............................           132
     96,475        9.000%, 07/15/17 .............................           104
    106,018        9.000%, 08/15/16 .............................           115
     96,419        9.000%, 09/15/16 .............................           104
     51,796        9.000%, 09/15/16 .............................            56
     94,701        9.000%, 09/15/16 .............................           102
     40,046        9.000%, 10/15/16 .............................            43
     98,164        9.000%, 11/15/16 .............................           106
  1,700,272        9.000%, 12/15/09 .............................         1,823
    165,738        9.000%, 12/15/16 .............................           179
     83,941        9.000%, 12/15/16 .............................            91
  1,234,342        9.500%, 12/15/16 .............................         1,364
149,000,000        6.500%, 07/25/01 .............................       147,370
 85,000,000        7.000%, 07/25/01 .............................        85,744
 28,000,000        7.000%, 07/25/01 .............................        28,245
 20,000,000        8.500%, 07/25/01 .............................        20,900
                                                                   ------------
                 TOTAL MORTGAGE BACKED SECURITIES                     1,570,643
                                                                   ------------
  U.S. TREASURY SECURITIES--8.53%
                 U.S. TREASURY BOND
 27,000,000        10.000%, 05/15/10 ............................        31,649
 36,700,000        12.000%, 08/15/13 ............................        50,789
 10,740,000      e 7.250%, 05/15/16 .............................        12,234
 15,575,000      e 6.250%, 05/15/30 .............................        16,497
                 U.S. TREASURY NOTE
 35,550,000      e 4.625%, 05/15/06 .............................        35,061
 34,985,000   e, h 5.000%, 02/15/11 .............................        33,941
                 U.S. TREASURY STRIP
174,500,000        0.000%, 05/15/17 .............................        67,245
290,950,000        0.000%, 11/15/21 .............................        84,966
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                         332,382
                                                                   ------------
                 TOTAL GOVERNMENT BONDS
                   (COST $2,368,432)                                  2,362,073
                                                                   ------------
                 TOTAL BONDS
                   (COST $3,524,642)                                  3,535,874
                                                                   ------------
SHORT TERM INVESTMENTS--49.34%
  COMMERCIAL PAPER--41.76%
                 ABBOT LABORATORIES
 50,000,000   c, d 3.880%, 07/05/01 .............................        49,967
                 AMERICAN EXPRESS CREDIT CORP
 50,000,000      d 3.780%, 07/16/01 .............................        49,911
                 ASSET SECURITIZATION COOP CORP
 13,700,000      d 3.720%, 07/23/01 .............................        13,665
 36,300,000   c, d 3.870%, 07/19/01 .............................        36,224
                 CAMPBELL SOUP CO
 40,000,000   c, d 3.750%, 07/25/01 .............................        39,891

+ As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

18  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - BOND MARKET ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  COMMERCIAL PAPER--(CONTINUED)
                 CATERPILLAR FINANCIAL SERVICES CORP
$23,000,000        3.970%, 07/09/01 .............................  $     22,975
  7,000,000      d 3.730%, 07/17/01 .............................         6,987
                 CIESCO LP
 36,250,000      d 3.870%, 07/18/01 .............................        36,177
 13,800,000      d 3.720%, 07/20/01 .............................        13,769
                 CIT GROUP HOLDINGS, INC
 50,000,000      d 3.740%, 07/11/01 .............................        49,936
                 CITICORP
 42,000,000      d 3.800%, 07/13/01 .............................        41,937
  7,900,000      d 3.890%, 07/16/01 .............................         7,886
                 COCA-COLA ENTERPRISES, INC
 15,000,000   c, d 3.900%, 07/17/01 .............................        14,972
                 CORPORATE ASSET FUNDING CORP, INC
 20,000,000   c, d 3.900%, 07/17/01 .............................        19,962
 26,155,000   c, d 3.850%, 07/24/01 .............................        26,086
                 CVS CORP
 25,000,000   c, d 3.850%, 07/23/01 .............................        24,937
 25,000,000   c, d 3.850%, 07/24/01 .............................        24,934
                 DELAWARE FUNDING CORP
 40,000,000   c, d 3.950%, 07/09/01 .............................        39,957
  7,600,000   c 3.930%, 07/16/01 ................................         7,586
                 EDISON ASSET SECURITIZATION LLC
 50,000,000   c, d 3.760%, 07/16/01 .............................        49,911
                 EMERSON ELECTRIC CO
 47,600,000   c, d 3.760%, 07/16/01 .............................        47,515
                 ENTERPRISE FUNDING CORP
 10,000,000   c, d 3.900%, 07/16/01 .............................         9,982
                 EQUILON ENTERPRISES LLC
 25,000,000      d 4.220%, 07/12/01 .............................        24,965
 12,000,000      d 3.960%, 07/16/01 .............................        11,979
 13,000,000      d 4.000%, 07/19/01 .............................        12,973
                 FORD MOTOR CREDIT CORP
 16,000,000      d 3.650%, 07/13/01 .............................        15,976
 25,000,000      d 3.740%, 07/16/01 .............................        24,955
  9,000,000      d 3.800%, 07/20/01 .............................         8,980
                 FORTUNE BRANDS, INC
 28,845,000   c, d 3.920%, 07/06/01 .............................        28,823
 21,000,000   c, d 3.900%, 07/17/01 .............................        20,960
                 GANNETT, INC
 50,000,000   c, d 3.870%, 07/10/01 .............................        49,941
                 GENERAL ELECTRIC CAPITAL CORP
 50,000,000      d 3.780%, 07/16/01 .............................        49,911
                 GOVCO, INC
 50,000,000   c, d 4.660%, 07/18/01 .............................        49,900
                 HEINZ H J FINANCE CO
 10,800,000   c, d 3.850%, 07/24/01 .............................        10,772
                 INTERNATIONAL LEASE
 50,000,000      d 3.860%, 07/16/01 .............................        49,911
                 MERCK, INC
  9,100,000   c, d 3.750%, 07/09/01 .............................         9,090
                 MORGAN STANLEY DEAN WITTER
 50,000,000        3.800%, 07/02/01 .............................        49,984
                 MOTIVA ENTERPRISES LLC
 25,000,000      d 3.740%, 07/18/01 .............................        24,950
 25,000,000      d 3.880%, 07/19/01 .............................        24,947
                 PACCAR FINANCIAL CORP
 11,700,000      d 3.940%, 07/05/01 .............................        11,692
 38,300,000      d 3.750%, 07/27/01 .............................        38,187
                 PARK AVENUE RECEIVABLES CORP
 18,147,000   c, d 3.940%, 07/09/01 .............................        18,128
 22,000,000   c, d 3.930%, 07/16/01 .............................        21,961
                 PFIZER, INC
 49,500,000   c, d 3.860%, 07/16/01 .............................        49,411
                 PREFERRED RECEIVABLES FUNDING CORP
 50,000,000   c, d 3.950%, 07/09/01 .............................        49,947

                 RECEIVABLES CAPITAL CORP
 37,000,000   c, d 4.670%, 07/16/01 .............................        36,934
 13,000,000   c, d 3.910%, 07/17/01 .............................        12,975
 36,952,000   c, d 3.900%, 07/26/01 .............................        36,847
                 SAINT PAUL COS
 50,000,000   c, d 3.880%, 07/16/01 .............................        49,911
                 SALOMON SMITH BARNEY HOLDINGS, INC
 25,200,000        3.830%, 07/03/01 .............................        25,189
 24,800,000      d 3.760%, 07/12/01 .............................        24,766
                 SIGMA FINANCE, INC
 30,000,000      c 3.900%, 07/03/01 .............................        29,987
                 UNILEVER CAPITAL CORP
 16,150,000      c 3.630%, 07/09/01 .............................        16,133
                 VERIZON NETWORK FUNDING CORP
 50,000,000      d 3.890%, 07/16/01 .............................        49,911
                 WAL-MART STORES, INC
 31,000,000      d 3.750%, 07/10/01 .............................        30,964
 19,000,000      d 3.780%, 07/16/01 .............................        18,963
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                               1,626,090
                                                                   ------------
  U.S. GOVERNMENT ANDAGENCY--0.22%
                 FEDERAL HOMELOAN BANK (FHLB)
  8,500,000        3.750%, 07/13/01 .............................         8,488
                                                                   ------------
  INVESTMENTS OF CASH COLLATERAL FOR
   SECURITIES LOANED--7.36%
  REPURCHASE AGREEMENTS

                 BEAR STEARNS & CO, 4.100% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $90,000,000 (FULLY
                   COLLATERALIZED  BY HIGH GRADE DEBT OBLIGATIONS:
 90,010,000          TOTAL MARKET VALUE $92,790,552) ............        90,010
                 GOLDMAN SACHS & CO, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $90,000,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 90,010,000          TOTAL MARKET VALUE $91,800,455) ............        90,010
                 MORGAN STANLEY & CO, INC, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $14,629,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 14,631,000          TOTAL MARKET VALUE $15,005,923) ............        14,631
                 MORGAN STANLEY & CO, INC, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $66,650,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 66,658,000          TOTAL MARKET VALUE $68,367,266) ............        66,657
  TIME DEPOSIT

                 SOUTHTRUST BANK N.A. (CAYMAN)
 25,174,000        4.310%, 07/03/01 .............................        25,174
                                                                   ------------
                                                                        286,482
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $1,921,370)                                  1,921,060
                                                                   ------------
                 TOTAL PORTFOLIO--140.15%
                   (COST $5,446,012)                                  5,456,934
                 OTHER ASSETS & LIABILITIES, NET--(40.15%)           (1,563,186)
                                                                   ------------
                 NET ASSETS--100.00%                               $  3,893,748
                                                                   ============

----------

c Commercial  paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e All or a portion of these securities are out on loan.

g Securities  are exempt from  registration  under Rule 144(A) of the Securities
  Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2001, the value of these securities amounted to $101,750,860 or 2.61% of net assets.

h These securities were purchased on a delayed delivery basis.

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  19

   STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                         RATINGS+         VALUE (000)
 -----------                                       ----------       ------------
BONDS--36.81%
CORPORATE BONDS--13.89%

  ASSET BACKED--2.61%
                 CAPITAL ONE MASTER TRUST
                  SERIES 2000-2 (CLASS A)
$10,000,000        7.200%, 08/15/08 ...................     AAA    $     10,578
                 CAPITAL ONE MASTER TRUST
                  SERIES 2001-3A (CLASS A)
  5,000,000        5.450%, 03/16/09 ...................     AAA           4,920
                 CHASE MANHATTAN AUTO OWNER TRUST
                  SERIES 2000-A (CLASS A4)
 10,000,000        6.260%, 06/15/07 ...................     AAA          10,265
                 CONSECO FINANCE SECURITIZATIONS CORP
                  SERIES 2000-1 (CLASS A2)
  6,500,000        7.190%, 05/01/31 ...................     AAA           6,598
                 CONSECO FINANCE SERIES 2001-B
                  (CLASS AI3)
 10,000,000        5.808%, 06/15/32 ...................     AAA           9,911
                 DISCOVER CARD MASTER TRUST I
                  SERIES 2000-9 (CLASS A)
 10,000,000        6.350%, 07/15/08 ...................     AAA          10,213
                 FLEETWOOD CREDIT CORP
                  GRANTOR TRUST
                  SERIES 1993-B (CLASS A)
    926,961        4.950%, 08/15/08 ...................     AAA             927
                 GREENPOINT MANUFACTURED HOUSING
                  SERIES 1999-1 (CLASS A2)
 16,250,000        6.010%, 08/15/15 ...................     AAA          16,488
                 HOUSEHOLD AUTOMOTIVE TRUST
                  SERIES 2000-2 (CLASS A3)
  4,500,000        7.340%, 11/17/04 ...................     AAA           4,660
                 MBNA CREDIT CARD MASTER NOTE TRUST
                  SERIES 2001-A1 (CLASS A1)
  5,000,000        5.750%, 10/15/08 ...................     AAA           4,986
                 MBNA MASTER CREDIT CARD TRUST
                  SERIES 2000-A (CLASS B)
 12,850,000        7.550%, 07/16/07 ...................     A2           13,573
                 NATIONSBANK CREDIT CARD MASTER
                  TRUST SERIES 1993-2 (CLASS B)
  7,000,000        6.250%, 12/15/05 ...................     A2            7,140
                 NATIONS CREDIT GRANTOR TRUST
                  SERIES 1997-2 (CLASS A1)
  1,409,388        6.350%, 04/15/14 ...................     AAA           1,432
                 RYDER VEHICLE LEASE TRUST
                  SERIES 2001-A (CLASS A4)
 10,000,000        5.810%, 08/15/06 ...................     AAA          10,179
                                                                   ------------
                 TOTAL ASSET BACKED                                     111,870
                                                                   ------------
  CONSUMER CYCLICAL--2.23%
                 A.H. BELO CORP DEB
  5,000,000        7.250%, 09/15/27 ...................     BAA3          4,225
                 ALBERTSONS, INC DEB
  7,000,000        8.000%, 05/01/31 ...................     BAA1          6,947
                 CBS CORP NOTE
  6,500,000        6.875%, 09/01/03 ...................     BAA3          6,715
                 CLEAR CHANNEL COMMUNICATIONS
                  NOTE
  5,000,000        7.875%, 06/15/05 ...................     BAA3          5,236
  6,000,000      e 7.650%, 09/15/10 ...................     BAA3          6,220
                 COMCAST CABLE COMMUNICATIONS
                  (SR NOTE)
  4,000,000        6.875%, 06/15/09 ...................     BAA2          3,970
                 COX COMMUNICATIONS, INC DEB
  5,000,000        6.530%, 02/01/28 ...................     BAA2          4,876
                 DILLARDS, INC NOTE
  5,000,000        5.790%, 11/15/01 ...................     BA1           4,972
                 FEDERATED DEPARTMENT STORE NOTE
  5,000,000        6.300%, 04/01/09 ...................     BAA2          4,750
  2,875,000        7.450%, 07/15/17 ...................     BAA1          2,779

                 MCDONALD'S CORP NOTE
 10,000,000        6.000%, 06/23/02 ...................     AA2          10,140
                 SEARS, ROEBUCK ACCEPTANCE NOTE
  5,000,000        6.990%, 09/30/02 ...................     A2            5,119
  3,000,000        6.000%, 03/20/03 ...................     A3            3,028
                 TIME WARNER, INC (GUARANTEE NOTE)
  5,000,000        6.625%, 05/15/29 ...................     BAA1          4,429
                 VIACOM, INC (GUARANTEE NOTE)
  5,000,000      e 6.400%, 01/30/06 ...................     A3            5,070
                 WAL-MART STORES, INC NOTE
  5,000,000        4.625%, 04/15/03 ...................     AA2           4,994
  6,275,000        8.000%, 09/15/06 ...................     AA2           6,913
                 WALT DISNEY CO NOTE
  5,000,000        5.250%, 11/10/03 ...................     A2            5,026
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                                 95,409
                                                                   ------------
  CONSUMER NON-CYCLICAL--0.29%
                 HEINZ (H.J.) CO.
  4,000,000   g, h 6.625%, 07/15/11 ...................     A2            3,938
                 SAFEWAY, INC NOTE
  4,000,000        7.000%, 09/15/02 ...................     BAA2          4,095
  4,155,000        7.500%, 09/15/09 ...................     BAA2          4,346
                                                                   ------------
                 TOTAL CONSUMER NON-CYCLICAL                             12,379
                                                                   ------------
  ENERGY--1.02%
                 BURLINGTON RESOURCES DEB
  5,000,000        7.375%, 03/01/29 ...................     A3            4,992
                 EL PASO ENERGY CORP (SR NOTE)
  5,000,000        6.750%, 05/15/09 ...................     BAA2          4,783
                 EL PASO NATURAL GAS NOTE
  5,000,000        6.750%, 11/15/03 ...................     BAA2          5,092
                 HALLIBURTON CO DEB
  5,000,000        8.750%, 02/15/21 ...................     AA3           5,855
                 LOUISIANA LAND & EXPLORATION DEB
  3,950,000        7.625%, 04/15/13 ...................     BAA1          4,118
                 SONAT, INC NOTE
  5,000,000        6.750%, 10/01/07 ...................     BAA1          4,893
                 TRANSCONTINENTAL GAS PL NOTE
  5,000,000        6.125%, 01/15/05 ...................     BAA1          4,974
                 WILLIAMS COS, INC NOTE
  4,000,000        6.200%, 08/01/02 ...................     BAA2          4,034
  5,000,000        7.625%, 07/15/19 ...................     BAA2          4,814
                                                                   ------------
                 TOTAL ENERGY                                            43,555
                                                                   ------------
  FINANCIAL SERVICES--4.07%
                 ANADARKO FINANCE CO
                  (GUARANTEE NOTE)
  5,515,000        6.750%, 05/01/11 ................     BAA1          5,516
                 ALLSTATE CORP (SR NOTE)
  4,500,000        7.875%, 05/01/05 ................     A1            4,807
                 AMERICAN GENERAL CORP NOTE
  5,000,000        7.500%, 08/11/10 ................     A2            5,339
                 ARISTAR, INC (SR NOTE)
  5,000,000        5.850%, 01/27/04 ................     A3            5,015
                 ASSOCIATES CORP OF NA (SR NOTE)
  5,000,000        6.250%, 11/01/08 ................     AA3           4,919
                 BANK OF AMERICA CORP (SUB NOTE)
 10,000,000        6.875%, 02/15/05 ................     AA3          10,301
                 BANK ONE CORP (SUB NOTE)
  9,700,000        6.375%, 01/30/09 ................     A1            9,415
                 BANKBOSTON NA (SUB NOTE)
  4,000,000        6.375%, 04/15/08 ................     A2            3,938
                 CITIGROUP, INC NOTE
  5,000,000        6.750%, 12/01/05 ................     AA2           5,175
  7,500,000        5.750%, 05/10/06 ................     AA2           7,427
  5,000,000        7.875%, 05/15/25 ................     AA2           5,419
  5,000,000        6.500%, 01/18/11 ................     AA2           4,963
                 FIRST UNION CORP (SUB NOTE)
 10,000,000        6.300%, 04/15/08 ................     A2            9,639


+ As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

20  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                         RATINGS+        VALUE (000)
 -----------                                       ----------      -------------
  FINANCIAL SERVICES--(CONTINUED)
                 FLEET BOSTON CORP (SUB NOTE)
$ 5,000,000      e 7.375%, 12/01/09 ...................     A3     $      5,221
                 GOLDMAN SACHS GROUP, INC NOTE
  5,000,000        7.625%, 08/17/05 ...................     A1            5,293
                 HARTFORD FINANCIAL SERVICES
                  (SR NOTE)
  6,000,000        6.375%, 11/01/08 ...................     A2            5,914
                 HOUSEHOLD FINANCE CO NOTE
  9,000,000      e 7.000%, 08/01/03 ...................     A2            9,322
 10,000,000        6.750%, 05/15/11 ...................     A2            9,868
                 JOHN HANCOCK GLOBAL FUND NOTE
  5,000,000   e, g 5.625%, 06/27/06 ...................     AA2           4,911
                 JP MORGAN CHASE & CO (SUB NOTE)
  5,000,000        6.750%, 02/01/11 ...................     A1            5,010
                 KEY BANK NA (SUB NOTE)
  5,000,000        7.000%, 02/01/11 ...................     AA3           4,969
                 MELLON FUNDING CORP
                  (GUARANTEE NOTE)
  5,000,000        6.400%, 05/14/11 ...................     A1            4,923
                 MERRILL LYNCH & CO NOTE
  5,000,000        6.875%, 11/15/18 ...................     AA3           4,902
                 NISOURCE FINANCE CORP
                  (GUARANTEE NOTE)
  5,000,000        7.500%, 11/15/03 ...................     BAA2          5,187
                 PNC FUNDING CORP
                  (GUARANTEE NOTE)
  5,600,000        7.500%, 11/01/09 ...................     A3            5,860
                 SALOMON SMITH BARNEY HOLDINGS
                  NOTE
  5,000,000        6.375%, 10/01/04 ...................     AA3           5,086
                 VERIZON GLOBAL FUNDING CORP
                  NOTE
  5,000,000   e, g 6.750%, 12/01/05 ...................      A1            5,116
                 WELLS FARGO & CO (SR NOTE)
  5,000,000        7.000%, 11/01/05 ...................     AA2           5,217
  5,000,000        7.250%, 08/24/05 ...................     AA2           5,277
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                               173,949
                                                                   ------------
  HEALTH CARE--0.61%
                 ELI LILLY & CO NOTE
  5,000,000        7.125%, 06/01/25 ...................     AA3           5,122
                 JOHNSON & JOHNSON CO DEB
  9,215,000        6.950%, 09/01/29 ...................     AAA           9,365
                 MERCK & CO, INC DEB
  6,380,000        5.950%, 12/01/28 ...................     AAA           5,769
  6,000,000      h 5.250%, 07/01/06 ...................     AAA           6,008
                                                                   ------------
                 TOTAL HEALTH CARE                                       26,264
                                                                   ------------
  OTHER MORTGAGE BACKED SECURITY--1.10%
                 BEAR STEARNS COMMERCIAL
                  MORTGAGE SECURITIES SERIES
                  1999-WF2 (CLASS A2)
  4,000,000        7.080%, 06/15/09 ...................     AAA           4,120
                 JP MORGAN COMMERCIAL MORTGAGE
                  FINANCE CORP
                  SERIES 1997-C5 (CLASS A2)
 30,825,000        7.069%, 09/15/29 ...................     AAA          31,885
                 SALOMON BROTHERS MORTGAGE
                  SECURITIES VII
                  SERIES 2000-C3 (CLASS A2)
 11,250,000        6.592%, 10/18/10 ...................     AAA          11,206
                                                                   ------------
                 TOTAL OTHER MORTGAGE
                   BACKED SECURITY                                       47,211
                                                                   ------------
  PRODUCER DURABLES--0.06%
                 INGERSOLL-RAND CO NOTE
  2,500,000        5.750%, 02/14/03 ................     A3               2,522
                                                                   ------------
                 TOTAL PRODUCER DURABLES                                  2,522
                                                                   ------------

  TECHNOLOGY--0.24%
                 ELECTRONIC DATA SYSTEMS NOTE
  5,500,000        7.450%, 10/15/29 ...................     A1            5,487
                 IBM CORP DEB
  5,000,000        6.500%, 01/15/28 ...................     A1            4,655
                                                                   ------------
                 TOTAL TECHNOLOGY                                        10,142
                                                                   ------------
  TRANSPORTATION--0.28%
                 DELTA AIRLINES NOTE
  1,941,274        8.270%, 09/23/07 ...................     BAA1          1,988
                 DELTA AIRLINES
                  (PASS THRU CERTIFICATES)
  4,650,140        8.950%, 01/12/12 ...................     BAA1          4,805
                 NORFOLK SOUTHERN CORP DEB
  5,000,000        7.800%, 05/15/27 ...................     BAA1          5,161
                                                                   ------------
                 TOTAL TRANSPORTATION                                    11,954
                                                                   ------------
  UTILITIES--1.38%
                 A T & T CORP NOTE
  5,000,000        6.500%, 03/15/29 ...................     A1            4,257
                 BELLSOUTH TELECOMMUNICATIONS
                  NOTE
  8,000,000        6.000%, 06/15/02 ...................     AAA           8,116
                 NEW ENGLAND TELPHONE &
                  TELEGRAPH NOTE
  5,000,000        7.650%, 06/15/07 ...................     AA2           5,310
                 NEW YORK TELEPHONE CO DEB
  7,000,000        9.375%, 07/15/31 ...................     A2            7,432
                 QWEST CAPITAL FUNDING NOTE
  5,000,000      g 7.250%, 02/15/11 ...................     BAA1          4,951
                 SBC COMMUNICATIONS, INC NOTE
  3,500,000        5.750%, 05/02/06 ...................     AA3           3,450
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
  2,000,000        5.875%, 05/01/04 ...................     BAA1          1,956
  5,500,000        6.875%, 11/15/28 ...................     BAA1          4,622
 10,000,000        7.625%, 06/10/02 ...................     BAA1         10,225
                 WORLDCOM, INC NOTE
  5,000,000      g 7.375%, 01/15/06 .................         A3          5,093
  4,500,000        6.950%, 08/15/28 ...................     BAA2          3,799
                                                                   ------------
                 TOTAL UTILITIES                                         59,211
                                                                   ------------
                 TOTAL CORPORATE BONDS
                   (COST $586,431)                                      594,466
                                                                   ------------
GOVERNMENT BONDS--22.92%
  AGENCY SECURITIES--3.57%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
  5,000,000      e 5.250%, 01/15/06 ...................     AAA           4,945
 10,000,000        6.875%, 01/15/05 ...................     AAA          10,513
 60,000,000      e 5.750%, 04/15/08 ...................     AAA          59,587
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  3,500,000        5.000%, 02/14/03 ...................     AAA           3,530
 16,000,000      e 6.625%, 10/15/07 ...................     AAA          16,712
 10,000,000      e 7.125%, 03/15/07 ...................     AAA          10,702
 49,000,000      h 5.500%, 03/15/11 ...................     AAA          46,586
                                                                   ------------
                 TOTAL AGENCY SECURITIES                                152,575
                                                                   ------------
  FOREIGN GOVERNMENT BONDS--0.77%
                 ALBERTA PROVINCE CANADA
 10,000,000      e 4.875%, 10/29/03 ...................     AA2           9,988
                 ONTARIO PROVINCE CANADA
  5,000,000        7.625%, 06/22/04 ...................     AA3           5,327
                 QUEBEC PROVINCE CANADA
 11,000,000        7.500%, 09/15/29 ...................     A2           11,732
  5,500,000        7.000%, 01/30/07 ...................     A2            5,767
                                                                   ------------
                 TOTAL FOREIGN GOVERNMENT BONDS                          32,814
                                                                   ------------
  MORTGAGE BACKED SECURITIES--15.36%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP GOLD (FGLMC)
 64,000,000        6.500%, 07/25/01 .............................        63,020
 10,000,000        7.500%, 07/25/01 .............................        10,297
 46,000,000        7.500%, 07/25/01 .............................        46,963
 40,000,000        8.000%, 07/25/01 .............................        41,288


+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  21

   STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
 -----------                                                        ------------
  MORTGAGE BACKED SECURITIES--(CONTINUED)
$21,521,115        7.000%, 10/01/20 .............................  $     21,803
    575,341        7.000%, 05/01/23 .............................           582
 13,983,125        6.500%, 03/01/29 .............................        13,798
 12,552,939        8.000%, 01/01/31 .............................        12,960
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
  2,293,316        6.000%, 03/01/11 .............................         2,272
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  7,227,234        6.000%, 01/01/19 .............................         7,044
  6,834,988        6.000%, 02/01/19 .............................         6,661
 19,306,550      d 6.000%, 12/01/13 .............................        19,106
  2,519,984        6.500%, 09/01/12 .............................         2,538
  4,205,305        7.000%, 04/01/12 .............................         4,285
    570,520        7.500%, 06/01/11 .............................           588
    110,222        7.500%, 08/01/11 .............................           114
    137,066        7.500%, 09/01/11 .............................           141
     59,776        7.500%, 09/01/11 .............................            62
     16,415        7.500%, 10/01/11 .............................            17
    462,998        7.500%, 10/01/11 .............................           477
     67,594        7.500%, 10/01/11 .............................            70
  1,303,607        8.000%, 03/01/23 .............................         1,356
    174,169        8.000%, 06/01/11 .............................           181
    184,264        8.000%, 06/01/11 .............................           191
    528,905        8.000%, 07/01/11 .............................           549
  2,127,465        8.000%, 07/01/24 .............................         2,208
     61,047        8.500%, 02/01/05 .............................            63
     94,797        8.500%, 11/01/14 .............................           101
 15,000,000        6.500%, 07/25/01 .............................        15,038
 50,483,048      d 6.000%, 03/01/13 .............................        49,989
 16,000,000        7.000%, 07/25/01 .............................        16,270
143,000,000        7.000%, 07/25/01 .............................       143,626
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
    197,216        6.500%, 08/15/23 .............................           196
    424,441        6.500%, 08/15/23 .............................           422
    371,640        6.500%, 09/15/23 .............................           370
  1,301,798        8.000%, 06/15/22 .............................         1,365
    192,927        8.500%, 09/15/09 .............................           202
    237,411        8.500%, 10/15/09 .............................           249
 46,711,296        8.500%, 10/20/30 .............................        48,690
    101,721        8.500%, 12/15/09 .............................           107
    129,825        9.000%, 03/15/20 .............................           139
     72,188        9.000%, 08/15/20 .............................            77
  1,643,942        9.000%, 12/15/09 .............................         1,763
  1,368,577        9.000%, 12/15/17 .............................         1,480
 49,000,000        6.500%, 07/25/01 .............................        48,464
 48,000,000        7.000%, 07/25/01 .............................        48,420
 13,000,000        7.000%, 07/25/01 .............................        13,111
  8,000,000        8.500%, 07/25/01 .............................         8,360
                                                                   ------------
                 TOTAL MORTGAGE BACKED SECURITIES                       657,073
                                                                   ------------
  U.S. TREASURY SECURITIES--3.22%
                 U.S. TREASURY BOND
 39,050,000      e 6.250%, 05/15/30 .............................        41,362
 14,000,000        10.000%, 05/15/10 ............................        16,411
                 U.S. TREASURY NOTE
 27,200,000      e 4.625%, 05/15/06 .............................        26,826
     20,000      e 5.000%, 02/15/11 .............................            19
                 U.S. TREASURY STRIP
182,800,000        0.000%, 11/15/21 .............................        53,383
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                         138,001
                                                                   ------------
                 TOTAL GOVERNMENT BONDS
                   (COST $977,686)                                      980,463
                                                                   ------------
                 TOTAL BONDS
                   (COST $1,564,117)                                  1,574,929
                                                                   ------------

   SHARES
 -----------
COMMON STOCK--60.63%
 BASIC INDUSTRIES--1.33%
    189,200        AIR PRODUCTS & CHEMICALS, INC ................         8,656
    149,952      * BIRMINGHAM STEEL CORP ........................           156
     57,000        CABOT CORP ...................................         2,053
     10,487      * CABOT MICROELECTRONICS CORP ..................           650
    353,400      * CROWN CORK & SEAL CO, INC ....................         1,325
     97,900        ECOLAB, INC ..................................         4,011
     13,000        FLEETWOOD ENTERPRISES, INC ...................           183
     19,346        FULLER (H.B.) CO .............................           965
    224,300        MASCO CORP ...................................         5,599
      5,800        NCH CORP .....................................           227
     89,150        POLYONE CORP .................................           928
    193,400        PPG INDUSTRIES, INC ..........................        10,167
     50,662        SCHULMAN (A.), INC ...........................           684
     86,200        SIGMA ALDRICH CORP ...........................         3,329
    126,950        SONOCO PRODUCTS CO ...........................         3,159
    481,317        STORA ENSO OYJ (SPONS ADR) ...................         5,097
     94,700        VULCAN MATERIALS CO ..........................         5,090
     31,600        WD-40 CO .....................................           825
    270,750        WORTHINGTON INDUSTRIES, INC ..................         3,682
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                                56,786
                                                                   ------------
 CONSUMER CYCLICAL--7.18%
      1,000      * AMERCO .......................................            22
  1,119,310      * AOL TIME WARNER, INC .........................        59,323
    135,496        A T & T CORP - LIBERTY MEDIA GROUP (CLASS A) .      2,370
     23,900        BANDAG, INC ..................................           652
    156,200      * CLEAR CHANNEL COMMUNICATIONS, INC ............         9,794
      6,300      * COMCAST CORP (CLASS A) .......................           271
    258,600      * COMCAST CORP (CLASS A) (SPECIAL) .............        11,223
     94,890      * COX COMMUNICATIONS, INC (CLASS A) ............         4,204
    102,200        DARDEN RESTAURANTS, INC ......................         2,851
    374,300        DELPHI AUTOMOTIVE SYSTEMS CORP ...............         5,963
    690,925        DISNEY (WALT) CO .............................        19,961
     41,000        DOW JONES & CO, INC ..........................         2,448
     62,400        FEDERAL-MOGUL CORP ...........................           105
      1,000      * FEDERATED DEPARTMENT STORES, INC .............            43
    155,300        GANNETT CO, INC ..............................        10,234
    182,330        GAP, INC .....................................         5,288
    191,850        GENUINE PARTS CO .............................         6,043
     52,700        GRACO, INC ...................................         1,739
    126,600        HARLEY DAVIDSON, INC .........................         5,960
    127,500        INTERPUBLIC GROUP OF COS, INC ................         3,742
     76,400        JOHNSON CONTROLS, INC ........................         5,537
    129,700      * K MART CORP ..................................         1,488
     11,300        KNIGHT-RIDDER, INC ...........................           670
     25,500      * KOHLS CORP ...................................         1,600
     14,400        LIMITED, INC .................................           238
     15,800        LIZ CLAIBORNE, INC ...........................           797
     67,500        MARRIOTT INTERNATIONAL, INC (CLASS A) ........         3,195
     50,400        MAY DEPARTMENT STORES CO .....................         1,727
    610,300        MCDONALD'S CORP ..............................        16,515
    114,700        MCGRAW-HILL COS, INC .........................         7,587
     20,100        MODINE MANUFACTURING CO ......................           554
     42,200        NEW YORK TIMES CO (CLASS A) ..................         1,772
     92,700        NIKE, INC (CLASS B) ..........................         3,892
     79,100        OMNICOM GROUP, INC ...........................         6,803
     60,200        PENNEY, (J.C.) CO, INC .......................         1,587
      7,200        SEARS, ROEBUCK & CO ..........................           305
     90,400      * STARBUCKS CORP ...............................         2,079
    260,400        SYSCO CORP ...................................         7,070
    148,500        TARGET CORP ..................................         5,138
     71,563        TRIBUNE CO ...................................         2,863
     24,900        V.F. CORP ....................................           906
    505,544      * VIACOM, INC (CLASS B) ........................        26,162
     78,400        VISTEON CORP .................................         1,441
  1,109,300        WAL-MART STORES, INC .........................        54,134

                       SEE NOTES TO FINANCIAL STATEMENTS

22  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                       ------------
 CONSUMER CYCLICAL--(CONTINUED)
     16,100        WHIRLPOOL CORP ...............................  $      1,006
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              307,302
                                                                   ------------
 CONSUMER NON-CYCLICAL--5.97%
    144,758        ALBERTSON'S, INC .............................         4,341
     96,700        AVON PRODUCTS, INC ...........................         4,475
     35,500      * BEST BUY CO, INC .............................         2,255
    179,100        CAMPBELL SOUP CO .............................         4,612
    122,200        CLOROX CO ....................................         4,136
    774,100        COCA-COLA CO .................................        34,835
     96,100        COCA-COLA ENTERPRISES, INC ...................         1,571
    227,900        COLGATE-PALMOLIVE CO .........................        13,444
     53,300      * COSTCO WHOLESALE CORP ........................         2,190
     91,376        CVS CORP .....................................         3,527
     66,200        GENERAL MILLS, INC ...........................         2,898
    366,500        GILLETTE CO ..................................        10,625
     72,150        HASBRO, INC ..................................         1,043
    179,450        HEINZ (H.J.) CO ..............................         7,338
     67,700        HERSHEY FOODS CORP ...........................         4,178
    609,250        HOME DEPOT, INC ..............................        28,361
     62,500        INTERNATIONAL FLAVORS & FRAGRANCES, INC ......         1,571
    163,700        KELLOGG CO ...................................         4,747
    210,800      * KROGER CO ....................................         5,270
     84,600        LOWE'S COS, INC ..............................         6,138
    215,291      * MATTEL, INC ..................................         4,073
      5,800        MCCORMICK & CO, INC (NON-VOTE) ...............           244
    165,283        NEWELL RUBBERMAID, INC .......................         4,149
     58,400        PEPSI AMERICAS INC ...........................           777
    447,800        PEPSICO, INC .................................        19,793
    487,300        PROCTER & GAMBLE CO ..........................        31,090
     60,600        QUAKER OATS CO ...............................         5,530
     39,194        RADIOSHACK CORP ..............................         1,195
     45,900        RALSTON PURINA CO ............................         1,378
    146,000      * SAFEWAY, INC .................................         7,008
     45,950      * TOYS "R" US, INC .............................         1,137
    288,614        UNILEVER NV (NEW YORK) .......................        17,193
    277,900        WALGREEN CO ..................................         9,490
    106,800        WRIGLEY (WM) JR CO ...........................         5,004
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                          255,616
                                                                   ------------
 ENERGY--2.08%
    189,169        ANADARKO PETROLEUM CORP ......................        10,221
    130,600        APACHE CORP ..................................         6,628
    198,000        BAKER HUGHES, INC ............................         6,633
     41,400      * BJ SERVICES CO ...............................         1,175
    254,100        BURLINGTON RESOURCES, INC ....................        10,151
    138,636        DEVON ENERGY CORP (NEW) ......................         7,278
    149,400        EOG RESOURCES, INC ...........................         5,311
    109,575      * GRANT PRIDECO, INC ...........................         1,916
    227,300        HALLIBURTON CO ...............................         8,092
      2,900        HELMERICH & PAYNE, INC .......................            89
     94,100        MITCHELL ENERGY & DEVELOPMENT CORP
                   (CLASS A) ....................................         4,352
    138,500        MURPHY OIL CORP ..............................        10,194
     81,000      * NABORS INDUSTRIES, INC .......................         3,013
     80,947        NOBLE AFFILIATES, INC ........................         2,861
     60,566      * NOBLE DRILLING CORP ..........................         1,984
     50,200      * ROWAN COS, INC ...............................         1,109
     24,200      * SMITH INTERNATIONAL, INC .....................         1,450
    148,017        TRANSOCEAN SEDCO FOREX, INC ..................         6,106
     11,375      * WEATHERFORD INTERNATIONAL, INC ...............           546
                                                                   ------------
                   TOTAL ENERGY                                          89,109
                                                                   ------------
 FINANCIAL SERVICES--13.62%
      1,400        ADVANTA CORP (CLASS A) .......................            22
    136,588        AEGON NV ARS .................................         3,879
    144,500        AFLAC, INC ...................................         4,550
    255,306        ALLSTATE CORP ................................        11,231
    478,600        AMERICAN EXPRESS CO ..........................        18,570

    305,600        AMERICAN GENERAL CORP ........................        14,195
    709,894        AMERICAN INTERNATIONAL GROUP, INC ............        61,051
    127,500        AON CORP .....................................         4,463
    545,748        BANK OF AMERICA CORP .........................        32,761
    250,886        BANK OF NEW YORK CO, INC .....................        12,043
    353,667        BANK ONE CORP ................................        12,661
    102,700        BB&T CORP ....................................         3,769
      1,900        BEAR STEARNS COS, INC ........................           112
     55,700        CAPITAL ONE FINANCIAL CORP ...................         3,342
     49,700        CHUBB CORP ...................................         3,848
  1,378,274        CITIGROUP, INC ...............................        72,828
     10,500      * CNA FINANCIAL CORP ...........................           414
     56,053      * CONSECO, INC .................................           765
     27,700        CRESCENT REAL ESTATE EQUITIES CO .............           681
    129,900        EQUITY OFFICE PROPERTIES TRUST ...............         4,109
    362,100        FANNIEMAE ....................................        30,833
    235,400        FREDDIE MAC ..................................        16,478
    156,350        FIFTH THIRD BANCORP ..........................         9,389
    387,072        FIRST UNION CORP .............................        13,524
    366,134        FLEETBOSTON FINANCIAL CORP ...................        14,444
     16,369      * GARTNER, INC (CLASS B) .......................           151
     39,100        HARTFORD FINANCIAL SERVICES GROUP, INC .......         2,674
    232,258        HOUSEHOLD INTERNATIONAL, INC .................        15,492
     27,300        JEFFERSON-PILOT CORP .........................         1,319
     58,300        JOHN HANCOCK FINANCIAL SERVICES, INC .........         2,347
    667,214        JP MORGAN CHASE & CO .........................        29,758
    107,100        KEYCORP ......................................         2,790
     26,200        LEHMAN BROTHERS HOLDINGS, INC ................         2,037
    122,520        MARSH & MCLENNAN COS, INC ....................        12,375
    335,425        MBNA CORP ....................................        11,052
    147,100        MELLON FINANCIAL CORP ........................         6,767
    251,200        MERRILL LYNCH & CO, INC ......................        14,884
    257,500        METROPOLITAN LIFE INSURANCE CO ...............         7,977
    308,696        MORGAN STANLEY DEAN WITTER & CO ..............        19,828
    214,605        NATIONAL CITY CORP ...........................         6,606
     59,000        NORTHERN TRUST CORP ..........................         3,688
    104,600        PNC FINANCIAL SERVICES GROUP, INC ............         6,882
     88,600        PROVIDIAN FINANCIAL CORP .....................         5,245
     20,600        ROUSE CO .....................................           590
      1,400        SAFECO CORP ..................................            41
    323,100        SCHWAB (CHARLES) CORP ........................         4,943
     92,500        SIMON PROPERTY GROUP, INC ....................         2,772
        300        SPIEKER PROPERTIES, INC ......................            18
     11,000        ST. PAUL COS, INC ............................           558
     60,200        STATE STREET CORP ............................         2,979
    107,300        SUNTRUST BANKS, INC ..........................         6,951
      8,400        THE GOLDMAN SACHS GROUP, INC .................           721
    515,279        U.S. BANCORP (NEW) ...........................        11,743
     74,900        USA EDUCATION, INC ...........................         5,468
     76,500        WACHOVIA CORP ................................         5,443
    247,674        WASHINGTON MUTUAL, INC .......................         9,300
     61,800        WEINGARTEN REALTY INVESTORS ..................         2,710
    570,940        WELLS FARGO CO ...............................        26,509
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                             582,580
                                                                   ------------
 HEALTH CARE--8.32%
     20,700      * AETNA, INC (NEW) .............................           536
     57,400        ALLERGAN, INC ................................         4,908
    320,900      * AMGEN, INC ...................................        19,472
     61,500        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ......         1,645
     30,800        BAUSCH & LOMB, INC ...........................         1,116
    323,200        BAXTER INTERNATIONAL, INC ....................        15,837
    150,900        BECTON DICKINSON & CO ........................         5,401
     37,780        BERGEN BRUNSWIG CORP (CLASS A) ...............           726
     80,250        BIOMET, INC ..................................         3,857
    118,800      * BOSTON SCIENTIFIC CORP .......................         2,020
    660,785        BRISTOL-MYERS SQUIBB CO ......................        34,559
    145,400        CARDINAL HEALTH, INC .........................        10,033

                        SEE NOTES TO FINANCIAL STATEMENTS

                  2001  SEMI-ANNUAL REPORT  College Retirement Equities Fund  23

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
 HEALTH CARE--(CONTINUED)
     54,600        CIGNA CORP ...................................  $      5,232
      5,980      * EDWARDS LIFESCIENCES CORP ....................           158
     49,300      * FOREST LABORATORIES, INC .....................         3,500
     35,130      * GENZYME CORP (BIOSURGERY DIVISION) ...........           291
     40,000      * GENZYME CORP (GENERAL DIVISION) ..............         2,440
     10,876      * GENZYME-MOLECULAR ONCOLOGY ...................           147
    109,600      * GUIDANT CORP .................................         3,946
    241,755        HCA-THE HEALTHCARE CO ........................        10,925
     40,900        HILLENBRAND INDUSTRIES, INC ..................         2,336
     24,100      * HUMANA, INC ..................................           237
    138,800        IMS HEALTH, INC ..............................         3,956
     30,875      * IVAX CORP ....................................         1,204
  1,092,264        JOHNSON & JOHNSON ............................        54,613
     12,408      * LIFEPOINT HOSPITALS, INC .....................           549
    399,000        LILLY (ELI) & CO .............................        29,526
     77,400        MCKESSON HBOC, INC ...........................         2,873
    422,900        MEDTRONIC, INC ...............................        19,458
    741,000        MERCK & CO, INC ..............................        47,357
     42,700        MYLAN LABORATORIES, INC ......................         1,201
    836,300        PFIZER, INC ..................................        33,494
    493,600        SCHERING-PLOUGH CORP .........................        17,888
     14,698      * ST. JUDE MEDICAL, INC ........................           882
      6,940      * SYNAVANT, INC ................................            49
    130,700      * TENET HEALTHCARE CORP ........................         6,743
     12,408      * TRIAD HOSPITALS, INC .........................           366
    104,100        UNITEDHEALTH GROUP, INC ......................         6,428
                                                                   ------------
                   TOTAL HEALTH CARE                                    355,909
                                                                   ------------
 OTHER--0.33%
        151      * BERKSHIRE HATHAWAY, INC (CLASS A) ............        10,479
         22      * BERKSHIRE HATHAWAY, INC (CLASS B) ............            51
     29,750      * DUN & DRADSTREET CORP (NEW) ..................           839
     59,100        MOODY'S CORP .................................         1,980
     20,220      * R.H. DONNELLEY CORP ..........................           647
      8,600      * ROBERT HALF INTERNATIONAL, INC ...............           214
                                                                   ------------
                   TOTAL OTHER                                           14,210
                                                                   ------------
 PRODUCER DURABLES--2.03%
     30,000        BALDOR ELECTRIC CO ...........................           641
    155,700        COOPER INDUSTRIES, INC .......................         6,164
     33,800        CUMMINGS INC .................................         1,308
    120,800        DEERE & CO ...................................         4,572
    288,600        EMERSON ELECTRIC CO ..........................        17,460
     66,200        GRAINGER (W.W.), INC .........................         2,725
    184,600        ILLINOIS TOOL WORKS, INC .....................        11,685
    120,200        INGERSOLL-RAND CO ............................         4,952
    233,022        MINNESOTA MINING & MANUFACTURING CO ..........        26,588
     28,000        NORDSON CORP .................................           653
    137,200        PITNEY BOWES, INC ............................         5,779
     63,300        THOMAS & BETTS CORP ..........................         1,397
    293,900        XEROX CORP ...................................         2,813
                                                                   ------------
                   TOTAL PRODUCER DURABLES                               86,737
                                                                   ------------
 TECHNOLOGY--12.23%
     21,400      * 3COM CORP ....................................           102
    188,900      * ADC TELECOMMUNICATIONS, INC ..................         1,247
     28,100        ADOBE SYSTEMS, INC ...........................         1,321
    107,800      * ADVANCED MICRO DEVICES, INC ..................         3,113
    114,605      * AGILENT TECHNOLOGIES, INC ....................         3,725
    129,800      * ALTERA CORP ..................................         3,764
     73,700      * AMERICAN POWER CONVERSION CORP ...............         1,161
    109,500      * ANALOG DEVICES, INC ..........................         4,736
     98,300      * APPLE COMPUTER, INC ..........................         2,285
    239,100      * APPLIED MATERIALS, INC .......................        11,740
    310,400        AUTOMATIC DATA PROCESSING, INC ...............        15,427
     63,991      * AVAYA, INC ...................................           877
    131,800        AVERY DENNISON CORP ..........................         6,728
     48,800        AVNET, INC ...................................         1,094
     53,700      * BROADCOM CORP (CLASS A) ......................         2,296

  1,866,000      * CISCO SYSTEMS, INC ...........................        33,961
    466,510        COMPAQ COMPUTER CORP .........................         7,226
    126,625        COMPUTER ASSOCIATES INTERNATIONAL, INC .......         4,559
     34,400      * COMVERSE TECHNOLOGY, INC .....................         1,964
    245,100        CORNING, INC .................................         4,096
    651,870      * DELL COMPUTER CORP ...........................        17,046
     24,300        DELUXE CORP ..................................           702
     10,462        DIEBOLD, INC .................................           336
     13,399      * EFUNDS CORP ..................................           249
    170,300        ELECTRONIC DATA SYSTEMS CORP .................        10,644
    568,500      * EMC CORP .....................................        16,515
    133,100        FIRST DATA CORP ..............................         8,552
     93,900      * GATEWAY, INC .................................         1,545
     35,400      * GLENAYRE TECHNOLOGIES, INC ...................            45
    551,900        HEWLETT-PACKARD CO ...........................        15,784
     50,900        IKON OFFICE SOLUTIONS, INC ...................           499
      7,840      * IMATION CORP .................................           198
  1,732,100        INTEL CORP ...................................        50,664
    469,400        INTERNATIONAL BUSINESS MACHINES CORP .........        53,042
    312,500      * JDS UNIPHASE CORP ............................         3,906
     68,900        LINEAR TECHNOLOGY CO .........................         3,047
     99,200      * LSI LOGIC CORP ...............................         1,865
    993,800        LUCENT TECHNOLOGIES, INC .....................         6,162
     78,800      * MAXIM INTEGRATED PRODUCTS, INC ...............         3,484
     55,435      * MCDATA CORP (CLASS A) ........................           973
     12,900      * MERCURY INTERACTIVE CORP .....................           773
    159,092      * MICRON TECHNOLOGY, INC .......................         6,539
  1,337,500      * MICROSOFT CORP ...............................        97,638
     82,212        MOLEX, INC ...................................         3,003
     63,500      * NATIONAL SEMICONDUCTOR CORP ..................         1,849
     72,400      * NETWORK APPLIANCE, INC .......................           992
    914,100      * NORTEL NETWORKS CORP (U.S.) ..................         8,309
     82,200      * NOVELL, INC ..................................           468
  1,334,722      * ORACLE CORP ..................................        25,360
    141,054      * PALM, INC ....................................           856
    124,800        PAYCHEX, INC .................................         4,992
    207,500      * QUALCOMM, INC ................................        12,135
     63,600      * SANMINA CORP .................................         1,489
     39,300      * SENSORMATIC ELECTRONICS CORP .................           668
     97,600      * SIEBEL SYSTEMS, INC ..........................         4,577
    182,000      * SOLECTRON CORP ...............................         3,331
    830,852      * SUN MICROSYSTEMS, INC ........................        13,061
    120,300      * TELLABS, INC .................................         2,331
    471,800        TEXAS INSTRUMENTS, INC .......................        14,862
     92,100      * VERITAS SOFTWARE CORP ........................         6,127
     19,734      * VISHAY INTERTECHNOLOGY, INC ..................           454
    100,700      * XILINX, INC ..................................         4,153
    125,300      * YAHOO!, INC ..................................         2,505
                                                                   ------------
                   TOTAL TECHNOLOGY                                     523,152
                                                                   ------------
 TRANSPORTATION--0.53%
     16,000      * ALASKA AIR GROUP, INC ........................           462
     79,900      * AMR CORP .....................................         2,887
     42,600        ARNOLD INDUSTRIES, INC .......................           825
     37,600        DELTA AIR LINES, INC .........................         1,657
     76,400      * FEDEX CORP ...................................         3,071
    338,100        NORFOLK SOUTHERN CORP ........................         6,999
      3,400        RYDER SYSTEM, INC ............................            67
     51,239      * SABRE HOLDINGS CORP ..........................         2,562
    224,014        SOUTHWEST AIRLINES CO ........................         4,142
      5,618      * U.S. AIRWAYS GROUP, INC ......................           137
      2,300        UAL CORP .....................................            81
                                                                   ------------
                   TOTAL TRANSPORTATION                                  22,890
                                                                   ------------
 UTILITIES--7.01%
    116,300        AGL RESOURCES, INC ...........................         2,762
     78,600        ALLTEL CORP ..................................         4,815
    858,593        A T & T CORP .................................        18,889
    178,182      * A T & T WIRELESS GROUP .......................         2,913

                       SEE NOTES TO FINANCIAL STATEMENTS

24  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - SOCIAL CHOICE ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                          VALUE (000)
 -----------                                                      ------------
 UTILITIES--(CONTINUED)
    557,600        BELLSOUTH CORP ...............................  $     22,455
    151,900      * CALPINE CORP .................................         5,742
    184,400        DQE, INC .....................................         4,149
    316,300        EL PASO CORP .................................        16,618
    363,000        ENRON CORP ...................................        17,787
    156,986        EQUITABLE RESOURCES, INC .....................         5,229
    169,900      * GLOBAL CROSSING LTD ..........................         1,468
    152,200        IDACORP, INC .................................         5,309
    291,357        KEYSPAN CORP .................................        10,629
     96,500        KINDER MORGAN, INC ...........................         4,849
    146,300        MDU RESOURCES GROUP, INC .....................         4,629
    104,500        NATIONAL FUEL GAS CO .........................         5,433
    125,600      * NEXTEL COMMUNICATIONS, INC (CLASS A) .........         2,198
    148,200        NICOR, INC ...................................         5,777
    397,028        NISOURCE, INC ................................        10,851
     87,001      * NISOURCE, INC (SAILS) ........................           206
    217,800        OGE ENERGY CORP ..............................         4,924
    100,500        PEOPLES ENERGY CORP ..........................         4,040
    267,600        PUGENT ENERGY, INC ...........................         7,011
    411,134        QWEST COMMUNICATIONS INTERNATIONAL, INC ......        13,103
    906,004        SBC COMMUNICATIONS, INC ......................        36,295
    290,295        SCOTTISH POWER PLC ...........................         8,477
     11,600      * SOUTHERN UNION CO ............................           237
    230,400        SPRINT CORP (FON GROUP) ......................         4,921
    156,800      * SPRINT CORP (PCS GROUP) ......................         3,787
    769,964        VERIZON COMMUNICATIONS, INC ..................        41,193
    260,864      * WILLIAMS COMMUNICATIONS GROUP, INC ...........           770
    366,800        WILLIAMS COS, INC ............................        12,086
     27,712        WORLDCOM, INC (MCI GROUP) ....................           446
    692,813      * WORLDCOM, INC (WORLDCOM GROUP) ...............         9,838
                                                                   ------------
                   TOTAL UTILITIES                                      299,836
                                                                   ------------
                   TOTAL COMMON STOCK
                   (COST $1,884,198)                                  2,594,127
                                                                   ------------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--18.08%
 COMMERCIAL PAPER--14.26%
                 AMERICAN EXPRESS CREDIT CORP
$ 5,000,000      d 4.090%, 07/02/01 .............................         4,998
 19,500,000      d 3.830%, 07/13/01 .............................        19,471
 30,500,000      d 3.780%, 07/16/01 .............................        30,445
                 CAMPBELL SOUP CO
 10,000,000    c,d 3.750%, 07/25/01 .............................         9,973
                 CIT GROUP HOLDINGS, INC
 25,000,000      d 4.140%, 07/02/01 .............................        24,992
 27,000,000      d 3.740%, 07/11/01 .............................        26,965
  4,000,000      d 3.850%, 07/24/01 .............................         3,989
                 CITICORP
 50,000,000      d 3.880%, 07/17/01 .............................        49,905
                 CVS CORP
 12,500,000    c,d 3.780%, 07/20/01 .............................        12,472
 37,500,000    c,d 3.850%, 07/24/01 .............................        37,401
                 EMERSON ELECTRIC CO
 50,000,000    c,d 3.760%, 07/16/01 .............................        49,911
                 GANNETT INC
 28,000,000    c,d 3.970%, 12/15/17 .............................        27,979
                 HEINZ H J FINANCE CO
 18,000,000    c,d 3.800%, 07/23/01 .............................        17,955
                 INTERNATIONAL LEASE FINANCE CORP
 25,000,000      d 3.800%, 07/13/01 .............................        24,963
 24,696,000      d 3.860%, 07/16/01 .............................        24,652
                 MERCK & CO
 50,000,000    c,d 3.760%, 07/10/01 .............................        49,941
                 PFIZER, INC
 41,500,000    c,d 3.760%, 07/16/01 .............................        41,426
                 SAINT PAUL COS
 10,000,000    c,d 3.880%, 07/16/01 .............................         9,982

                 SALOMON SMITH BARNEY HOLDINGS INC
 15,000,000      d 3.760%, 07/12/01 .............................        14,979
 35,000,000      d 3.750%, 07/16/01 .............................        34,937
                 SBC COMMUNICATIONS, INC
 44,000,000    c,d 3.720%, 07/19/01 .............................        43,907
                 VERIZON NETWORK FUNDING CORP
 10,000,000      d 3.990%, 07/02/01 .............................         9,997
 20,000,000      d 4.220%, 07/19/01 .............................        19,958
                 WAL-MART STORES, INC
 19,000,000    c,d 3.860%, 07/17/01 .............................        18,955
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                                 610,153
                                                                   ------------
  INVESTMENTS OF CASH COLLATERAL FOR
   SECURITIES LOANED--3.82%
  REPURCHASE AGREEMENTS
                 BEAR STEARNS & CO, 4.100% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $10,000,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 10,001,000          TOTAL MARKET VALUE $10,310,061) ............        10,001
                 BEAR STEARNS & CO, 4.100% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $9,838,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  9,839,000          TOTAL MARKET VALUE $10,143,038) ............         9,839
                 GOLDMAN SACHS & CO, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $78,113,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 78,122,000          TOTAL MARKET VALUE $79,675,655) ............        78,122
                 MORGAN STANLEY & CO, INC, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $47,092,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
 47,097,000          TOTAL MARKET VALUE $48,305,346) ............        47,097
                 MORGAN STANLEY & CO, INC, 4.070% DATED 06/29/01, DUE
                   07/02/01 IN THE AMOUNT OF $8,431,000 (FULLY
                   COLLATERALIZED BY HIGH GRADE DEBT OBLIGATIONS:
  8,432,000          TOTAL MARKET VALUE $8,648,228) .............         8,432
  TIME DEPOSIT
                 SOUTHTRUST BANK N.A. (CAYMAN)
 10,070,000        4.310%, 07/03/01 .............................        10,070
                                                                   ------------
                                                                        163,561
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $773,852)                                      773,714
                                                                   ------------
                 TOTAL PORTFOLIO--115.52%
                   (COST $4,222,167)                                  4,942,770
                 OTHER ASSETS & LIABILITIES, NET--(15.52%)             (664,015)
                                                                   ------------
                 NET ASSETS--100.00%                               $  4,278,755
                                                                   ============

----------

* Non-income producing

c Commercial Paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed basis. e All or a portion of these securities are out on loan.

f At June 30, 2001, the value of these securities amounted to $24,008,120 or 0.56% if bet assets.

g Securities  are exempt from  registration  under Rule 144(A) of the Securities
  Act of 1933 and may be resold in transactions exempt from registration to qualified buyers.

h Those securities were purchased on a delayed delivery basis.

----------

OTHER INFORMATION (UNAUDITED)

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                      AAA, AA, A    40.67%
                      BAA            8.53%
                      BA             0.32%

U.S. Government obligation represent 50.48% of the long-term portfolio value and are not reflected in the above ratings.

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  25

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
-------------                                                       ------------
CORPORATE BONDS--0.00%
  FINANCIAL SERVICES--0.00%
                *NHI HEALTH DEB
$    30,000        8.500%, 01/01/2006 ...........................  $         30
                                                                   ------------
                 TOTAL CORPORATE BONDS
                   (COST $30)                                                30
                                                                   ------------
   SHARES
  ---------
PREFERRED STOCK--0.01%
  BASIC INDUSTRIES--0.01%
      8,835      SEALED AIR CORP (NEW) ..........................           353
                                                                   ------------
                 TOTAL BASIC INDUSTRIES                                     353
                                                                   ------------
  CONSUMER CYCLICAL--0.00%
      6,303      O'SULLIVAN INDUSTRIES HOLDINGS, INC ............             2
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                                      2
                                                                   ------------
  HEALTH CARE--0.00%

     11,200      FRESENIUS MEDICAL CARE HOLDINGS ................             0
                                                                   ------------
                 TOTAL HEALTH CARE                                            0
                                                                   ------------
                 TOTAL PREFERRED STOCK
                   (COST $426)                                              355
                                                                   ------------
COMMON STOCK--99.02%
  AEROSPACE AND DEFENSE--1.06%
     10,041      AAR CORP .......................................           172
      5,800    * ALLIANT TECHSYSTEMS, INC .......................           521
      7,200    * ARMOR HOLDINGS, INC ............................           108
      7,575    * AVIALL, INC ....................................            83
    357,817      BOEING CO ......................................        19,895
      4,893    * DRS TECHNOLOGIES, INC ..........................           112
     86,973    * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .........         2,820
      2,696      ENGINEERED SUPPORT SYSTEMS, INC ................           106
     82,352      GENERAL DYNAMICS CORP ..........................         6,408
    359,082    * GENERAL MOTORS CORP (CLASS H) ..................         7,271
      3,100      HEICO CORP .....................................            60
      8,200    * HEXCEL CORP ....................................           105
      3,244    * INNOVATIVE SOLUTIONS & SUPPLIES ................            47
      8,900      KAMAN CORP (CLASS A) ...........................           158
      3,730    * LADISH CO, INC .................................            50
    146,023      LOCKHEED MARTIN CORP ...........................         5,410
      2,900    * MOOG, INC (CLASS A) ............................           113
     33,495      NORTHROP GRUMMAN CORP ..........................         2,683
     16,300    * ORBITAL SCIENCES CORP ..........................            63
     12,010    * PANAMSAT CORP ..................................           467
     17,626    * PEGASUS COMMUNICATIONS CORP ....................           397
     39,112      PERKINELMER, INC ...............................         1,077
     21,300      PRECISION CASTPARTS CORP .......................           797
    140,769      RAYTHEON CO ....................................         3,737
     15,800    * REMEC, INC .....................................           196
     13,031    * TELEDYNE TECHNOLOGIES, INC .....................           198
      7,687    * TRIUMPH GROUP, INC .............................           377
      5,521    * VIASAT, INC ....................................           132
                                                                   ------------
                 TOTAL AEROSPACE AND DEFENSE                             53,563
                                                                   ------------
  BASIC INDUSTRIES--3.39%
     93,375      AIR PRODUCTS & CHEMICALS, INC ..................         4,272
     21,000    * AIRGAS, INC ....................................           250
     38,974      AK STEEL HOLDING CORP ..........................           489
      7,084    * ALBANY INTERNATIONAL CORP (CLASS A) ............           134
     10,100      ALBEMARLE CORP .................................           234
    354,364      ALCOA, INC .....................................        13,962
      1,420      ALICO, INC .....................................            46
     30,610      ALLEGHENY TECHNOLOGIES, INC ....................           554
      8,228      AMCOL INTERNATIONAL CORP .......................            49
     24,318    * AMERICAN STANDARD COS, INC .....................         1,462
      2,210      AMERICAN WOODMARK CORP .........................            85
      1,487      AMERON INTERNATIONAL CORP ......................            99
     13,248      APTARGROUP, INC ................................           430

      7,650      ARCH CHEMICALS, INC ............................           167
     14,804      ARCH COAL, INC .................................           383
     14,800    * ARMSTRONG HOLDINGS, INC ........................            53
      2,022    * AVATAR HOLDINGS, INC ...........................            47
     11,410      BALL CORP ......................................           543
     20,313      BEMIS CO .......................................           816
     60,686    * BETHLEHEM STEEL CORP ...........................           123
     33,318      BLACK & DECKER CORP ............................         1,315
     19,819      BOISE CASCADE CORP .............................           697
     19,404      BOWATER, INC ...................................           868
      6,700      BRUSH ENGINEERED MATERIALS, INC ................           107
      8,756    * BUCKEYE TECHNOLOGIES, INC ......................           126
      5,267    * BUILDING MATERIALS HOLDING CORP ................            80
      2,090      BUTLER MANUFACTURING CO ........................            52
     36,385      CABOT CORP .....................................         1,311
     10,136    * CABOT MICROELECTRONICS CORP ....................           628
     15,600      CALGON CARBON CORP .............................           122
      9,804      CAMBREX CORP ...................................           496
     11,100      CARAUSTAR INDUSTRIES, INC ......................           102
     12,500      CARLISLE COS, INC ..............................           436
      7,600      CARPENTER TECHNOLOGY CORP ......................           223
      3,000      CENTEX CONSTRUCTION PRODUCTS, INC ..............            98
     24,307      CENTEX CORP ....................................           991
      5,100      CENTURY ALUMINUM CO ............................            82
     19,800    * CHAMPION ENTERPRISES, INC ......................           225
          4    * CHASE INDUSTRIES, INC ..........................             0
      3,700      CHEMED CORP ....................................           134
      5,109      CHEMFIRST, INC .................................           134
      6,900      CHESAPEAKE CORP ................................           171
      9,034      CLARCOR, INC ...................................           243
     40,098      CLAYTON HOMES, INC .............................           630
      4,200      CLEVELAND-CLIFFS, INC ..........................            78
     35,900    * COLLINS & AIKMAN CORP ..........................           223
      2,569    * COMFORT SYSTEMS U.S.A., INC ....................             9
      4,682      COMMERCIAL METALS CO ...........................           150
      8,444      CONSOL ENERGY, INC .............................           214
     11,218    * CORVAS INTERNATIONAL, INC ......................           132
     46,957      CROMPTON CORP ..................................           512
      3,000      CROSSMANN COMMUNITIES, INC .....................           119
     51,953    * CROWN CORK & SEAL CO, INC ......................           195
     16,700    * CYTEC INDUSTRIES, INC ..........................           635
     23,000    * DAL-TILE INTERNATIONAL, INC ....................           427
      6,933    * DEL WEBB CORP ..................................           268
      5,557      DELTIC TIMBER CORP .............................           160
      8,027    * DIONEX CORP ....................................           267
    368,137      DOW CHEMICAL CO ................................        12,241
    427,319      DU PONT (E.I.) DE NEMOURS & CO .................        20,614
     12,800    * EARTHSHELL CORP ................................            44
     31,560      EASTMAN CHEMICAL CO ............................         1,503
     52,148      ECOLAB, INC ....................................         2,137
      8,000      ELCOR CORP .....................................           162
      3,118    * EMCOR GROUP, INC ...............................           113
     26,415    * ENCOMPASS SERVICES CORP ........................           236
      5,368    * ENCORE WIRE CORP ...............................            64
      5,221    * ENERGY CONVERSION DEVICES, INC .................           146
     53,588      ENGELHARD CORP .................................         1,382
      3,349    * ETHYL CORP .....................................             5
     11,627      FERRO CORP .....................................           254
     13,600      FLEETWOOD ENTERPRISES, INC .....................           191
      5,078      FLORIDA ROCK INDUSTRIES, INC ...................           238
     32,513      FLUOR CORP (NEW) ...............................         1,468
      9,424    * FMC CORP .......................................           646
      6,710    * FOAMEX INTERNATIONAL, INC ......................            50
     17,692    * FREEPORT-MCMORAN COPPER & GOLD, INC
                   (CLASS A) ....................................           177
     17,759    * FREEPORT-MCMORAN COPPER & GOLD, INC
                   (CLASS B) ....................................           196
      5,498      FULLER (H.B.) CO ...............................           274

                       SEE NOTES TO FINANCIAL STATEMENTS

26  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                       -------------
  BASIC INDUSTRIES--(CONTINUED)
      4,034      GENTEK, INC ....................................  $         21
      9,905      GEORGIA GULF CORP ..............................           154
     92,658      GEORGIA-PACIFIC CORP (GEORGIA PACIFIC GROUP) ...         3,136
     33,051      GEORGIA-PACIFIC CORP (TIMBER CO) ...............         1,182
      2,800      GIBRALTAR STEEL CORP ...........................            55
      5,169      GLATFELTER (P.H.) CO ...........................            74
     39,092      GOODRICH CORP ..................................         1,485
     11,800      GRANITE CONSTRUCTION, INC ......................           300
     15,906      GREAT LAKES CHEMICAL CORP ......................           491
      5,100      GREIF BROTHERS CORP (CLASS A) ..................           155
     44,900    * HERCULES, INC ..................................           507
    107,909      HOMESTAKE MINING CO ............................           836
     22,873      HORTON (D.R.), INC .............................           519
      5,466    * HOVNANIAN ENTERPRISES, INC (CLASS A) ...........            79
     44,207      IMC GLOBAL, INC ................................           451
      9,606    * INSITUFORM TECHNOLOGIES, INC (CLASS A) .........           351
     13,600    * INTEGRATED ELECTRICAL SERVICES, INC ............           133
    198,132      INTERNATIONAL PAPER CO .........................         7,073
      5,700    * INTERNATIONAL SPECIALTY PRODUCTS, INC ..........            60
      4,500      INTERPOOL, INC .................................            71
      6,596    * IVEX PACKAGING CORP ............................           125
      9,010    * JACOBS ENGINEERING GROUP, INC ..................           588
     13,500    * KAISER ALUMINUM CORP ...........................            54
     14,418      KB HOME ........................................           435
    218,279      KIMBERLY-CLARK CORP ............................        12,202
     12,449      LAFARGE CORP ...................................           417
     21,119      LENNAR CORP ....................................           881
     16,500      LENNOX INTERNATIONAL, INC ......................           181
      1,000      LIQUI-BOX CORP .................................            39
     10,400      * LONE STAR TECHNOLOGIES, INC ..................           376
     21,200      LONGVIEW FIBRE CO ..............................           261
     43,400      LOUISIANA PACIFIC CORP .........................           509
      3,859      LSI INDUSTRIES, INC ............................            90
     41,400   b* LTV CORP .......................................             5
     21,295      LUBRIZOL CORP ..................................           661
      6,105    * LYDALL, INC ....................................            73
     43,235      LYONDELL CHEMICAL CO ...........................           665
      2,412      M/I SCHOTTENSTEIN HOMES, INC ...................            95
      7,300      MACDERMID, INC .................................           131
     19,387      MARTIN MARIETTA MATERIALS, INC .................           959
    188,614      MASCO CORP .....................................         4,708
     30,852      MASSEY ENERGY CO ...............................           610
     12,200    * MATTSON TECHNOLOGY, INC ........................           213
      6,798      MDC HOLDINGS, INC ..............................           241
     40,595      MEAD CORP ......................................         1,102
      4,689      METALS U.S.A., INC .............................            10
     13,712      METRIS COS, INC ................................           462
     26,200      MILLENNIUM CHEMICALS, INC ......................           394
      8,100      MINERALS TECHNOLOGIES, INC .....................           348
      4,600    * MOBILE MINI, INC ...............................           152
     15,546      MONSANTO CO ....................................           575
     12,009    * MUELLER INDUSTRIES, INC ........................           395
      4,751    * NANOPHASE TECHNOLOGIES CORP ....................            52
      4,129    * NATIONAL STEEL CORP (CLASS B) ..................             7
        900      NCH CORP .......................................            35
      7,200    * NCI BUILDING SYSTEMS, INC ......................           131
     80,190      NEWMONT MINING CORP ............................         1,492
      3,967      NL INDUSTRIES, INC .............................            55
      3,500      * NORTEK, INC ..................................           109
      7,213      NS GROUP, INC ..................................            96
     31,800      NUCOR CORP .....................................         1,555
      2,827    * NVR, INC .......................................           418
     10,200    * OAKLEY, INC ....................................           189
      4,083    * OCTEL CORP .....................................            66
     14,600      OLIN CORP ......................................           248
      9,950      OM GROUP, INC ..................................           560
     13,100      OMNOVA SOLUTIONS, INC ..........................            95

     10,563    * OREGON STEEL MILLS, INC ........................            90
      4,317    * OSMONICS, INC ..................................            60
      1,386   b* OWENS CORNING ..................................             3
     59,900    * OWENS-ILLINOIS, INC ............................           406
     21,759    * PACKAGING CORP OF AMERICA ......................           338
     65,250    * PACTIV CORP ....................................           874
      7,808    * PALM HARBOR HOMES, INC .........................           170
      6,140    * PEABODY ENERGY CORP ............................           201
      5,100      PENN ENGINEERING & MANUFACTURING CORP ..........            89
      3,100      PENN VIRGINIA CORP .............................           102
     17,936      PENTAIR, INC ...................................           606
      4,583    * PENWEST PHARMACEUTICALS CO .....................            71
      4,584    * PERINI CORP ....................................            46
     32,279      PHELPS DODGE CORP ..............................         1,340
      1,849      PITT-DES MOINES, INC ...........................            64
     21,000    e PLUM CREEK TIMBER CO, INC ......................           591
     31,734      POLYONE CORP ...................................           330
      5,400      POPE & TALBOT, INC .............................            70
     11,700      POTLATCH CORP ..................................           403
     69,042      PPG INDUSTRIES, INC ............................         3,630
     65,855      PRAXAIR, INC ...................................         3,095
     13,000      PULTE HOMES, INC ...............................           554
      3,158      QUAKER CHEMICAL INSURANCE CORP .................            60
      5,200      QUANEX CORP ....................................           135
     11,300      RAYONIER, INC ..................................           525
      7,400      RELIANCE STEEL & ALUMINUM CO ...................           187
      4,467      ROABOKE ELECTRIC STEEL CORP ....................            78
      6,500      ROCK-TENN CO (CLASS A) .........................            80
     63,597      ROHM & HAAS CO .................................         2,092
     42,337      RPM, INC .......................................           390
      7,700    * RTI INTERNATIONAL METALS, INC ..................           117
      9,390      RYERSON TULL, INC ..............................           127
      5,500      RYLAND GROUP, INC ..............................           278
     12,238    * SCHULER HOMES, INC (CLASS A) ...................           166
     15,975      SCHULMAN (A.), INC .............................           216
     14,000    * SCICLONE PHARMACEUTICALS, INC ..................            82
     24,995    * SEALED AIR CORP ................................           931
     16,752    * SHAW GROUP, INC ................................           672
     54,080      SHERWIN-WILLIAMS CO ............................         1,201
     31,011      SIGMA ALDRICH CORP .............................         1,198
      3,975    * SILGAN HOLDINGS, INC ...........................            70
      3,032    * SIMPSON MANUFACTURING CO, INC ..................           183
      3,200      SKYLINE CORP ...................................            87
     70,446    * SMURFIT-STONE CONTAINER CORP ...................         1,141
     43,156      SOLUTIA, INC ...................................           550
     39,056      SONOCO PRODUCTS CO .............................           972
      5,771      SOUTHERN PERU COPPER CORP ......................            71
      6,000      SPARTECH CORP ..................................           145
     11,467      ST. JOE CO .....................................           308
     10,315      STANDARD-PACIFIC CORP ..........................           239
     33,226      STANLEY WORKS ..................................         1,392
     10,257    * STEEL DYNAMICS, INC ............................           128
     16,150    * STILLWATER MINING CO ...........................           472
      3,200   b* STONE & WEBSTER, INC ...........................             4
     18,734      TEMPLE-INLAND, INC .............................           998
     15,693    * TERRA INDUSTRIES, INC ..........................            61
      8,600      TEXAS INDUSTRIES, INC ..........................           296
      8,006    * TITANIUM METALS CORP ...........................            80
      9,484    * TOLL BROTHERS, INC .............................           373
      6,482      TREDEGAR CORP ..................................           124
      2,200    * TREX CO, INC ...................................            42
      6,861    * U S CONCRETE, INC ..............................            55
      4,400      UNIVERSAL FOREST PRODUCTS, INC .................            99
      5,700    * URS CORP .......................................           154
      1,000    * US AGGREGATES, INC .............................             1
     33,300      USEC, INC ......................................           281
     17,700   b* USG CORP .......................................            75
     36,299      USX (U.S. STEEL GROUP) .........................           731


                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  27

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  BASIC INDUSTRIES--(CONTINUED)
     38,622      VULCAN MATERIALS CO ............................  $      2,076
     12,684   b* WASHINGTON GROUP INTERNATIONAL, INC ............             1
      6,929      WATSCO, INC ....................................            98
     18,962      WAUSAU-MOSINEE PAPER CORP ......................           244
      5,400      WD-40 CO .......................................           141
     10,980      WELLMAN, INC ...................................           197
      4,624      WEST PHARMACEUTICAL SERVICES, INC ..............           125
     35,427      WESTVACO CORP ..................................           861
     88,262      WEYERHAEUSER CO ................................         4,852
     40,978      WILLAMETTE INDUSTRIES, INC .....................         2,028
      4,200    * WOLVERINE TUBE, INC ............................            70
     27,641      WORTHINGTON INDUSTRIES, INC ....................           376
     16,000      YORK INTERNATIONAL CORP ........................           560
                                                                   ------------
                 TOTAL BASIC INDUSTRIES                                 171,626
                                                                   ------------
  CONSUMER CYCLICAL--11.03%
      2,778    * 1-800 CONTACTS, INC ............................            69
     10,946    * 99 CENTS ONLY STORES ...........................           328
      5,685      AARON RENTS, INC ...............................            97
     37,724    * ABERCROMBIE & FITCH CO (CLASS A) ...............         1,679
     17,498    * ACCLAIM ENTERTAINMENT, INC .....................            85
         51    * ACCLAIM ENTERTAINMENT, INC WTS 3/16/03 .........             0
      4,600      ACKERLEY GROUP, INC ............................            52
      5,594    * ACTION PERFORMANCE COS, INC ....................           140
     15,000    * ACTV, INC ......................................            50
     28,236    * ADELPHIA COMMUNICATIONS CORP (CLASS A) .........         1,158
      4,700      ADVANCED MARKETING SERVICES, INC ...............            98
      3,836    * AFC ENTERPRISES, INC ...........................            73
        693    * ALEXANDER'S, INC ...............................            42
      2,983    * ALLIANCE GAMING CORP ...........................           117
      7,617    * AMC ENTERTAINMENT, INC .........................            99
      5,241    * AMERCO .........................................           117
      3,300    * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ....            56
     20,019    * AMERICAN EAGLE OUTFITTERS, INC .................           705
     26,022      AMERICAN GREETINGS CORP (CLASS A) ..............           286
     30,406    * AMERICREDIT CORP ...............................         1,580
      4,505    * AMES DEPARTMENT STORES, INC ....................             6
      5,616    * ANCHOR GAMING, INC .............................           363
      9,981    * ANNTAYLOR STORES CORP ..........................           357
  1,745,590    * AOL TIME WARNER, INC ...........................        92,516
     11,562      APOGEE ENTERPRISES, INC ........................           144
     36,098    * APOLLO GROUP, INC (CLASS A) ....................         1,532
      2,388    * APOLLO GROUP-UNIVERSITY OF PHOENIX ONLINE ......           101
     13,650      APPLEBEE'S INTERNATIONAL, INC ..................           437
     10,600      ARCTIC CAT, INC ................................           154
      8,400    * ARGOSY GAMING CO ...............................           233
     26,924      ARVINMERITOR, INC ..............................           451
  1,061,315    * A T & T CORP-LIBERTY MEDIA GROUP (CLASS A) .....        18,562
     40,599      AUTOLIV, INC ...................................           702
     14,400    * AZTAR CORP .....................................           174
     10,829    * BALLY TOTAL FITNESS HOLDING CORP ...............           321
      5,300      BANDAG, INC ....................................           145
      6,852      BARNES GROUP, INC ..............................           169
      4,168      BASSETT FURNITURE INDUSTRIES, INC ..............            52
     11,600    * BE FREE, INC ...................................            14
      3,200    * BEASLEY BROADCAST GROUP, INC (CLASS A) .........            54
      1,000    * BEBE STORES, INC ...............................            29
    118,259    * BED BATH & BEYOND, INC .........................         3,548
     31,911      BELO CORP ......................................           601
      1,800    * BHC COMMUNICATIONS, INC (CLASS A) ..............           250
     47,003    * BIG LOTS, INC ..................................           643
     12,800      BLOCKBUSTER, INC (CLASS A) .....................           234
     17,300      BOB EVANS FARMS, INC ...........................           311
     11,200    * BOCA RESORTS, INC (CLASS A) ....................           165
      9,961      BORGWARNER, INC ................................           494
     13,700      BOWNE & CO, INC ................................           158
     12,141    * BOYD GAMING CORP ...............................            70
     21,576    * BOYDS COLLECTION LTD ...........................           268

     40,885    * BRINKER INTERNATIONAL, INC .....................         1,057
      7,200      BROWN SHOE CO, INC .............................           130
     34,193      BRUNSWICK CORP .................................           822
      3,400    * BUCA, INC ......................................            74
      3,300    * BUCKLE, INC ....................................            62
      6,820      BURLINGTON COAT FACTORY WAREHOUSE CORP .........           136
      3,561      BUSH INDUSTRIES, INC (CLASS A) .................            47
     36,019    * CABLEVISION SYSTEMS CORP (CLASS A) .............         2,107
     17,985    * CABLEVISION SYSTEMS CORP
                   (RAINBOW MEDIA GROUP) ........................           464
      6,085    * CALIFORNIA PIZZA KITCHEN, INC ..................           141
     31,594      CALLAWAY GOLF CO ...............................           499
     14,753    * CATALINA MARKETING CORP ........................           450
      8,300      CATO CORP (CLASS A) ............................           162
     23,200      CBRL GROUP, INC ................................           393
     11,550    * CEC ENTERTAINMENT, INC .........................           570
      3,276    * CENTRAL GARDEN & PET CO ........................            31
      4,700    * CHAMPIONSHIP AUTO RACING TEAMS, INC ............            75
      8,483    * CHARLOTTE RUSSE HOLDING, INC ...................           227
     39,400    * CHARMING SHOPPES, INC ..........................           236
     44,690    * CHARTER COMMUNICATIONS (CLASS A) ...............         1,044
      8,550    * CHICO'S FAS, INC ...............................           254
      4,802    * CHILDREN'S PLACE RETAIL STORES, INC ............           129
     16,580    * CHOICE HOTELS INTERNATIONAL, INC ...............           249
      6,535    * CHRIS-CRAFT INDUSTRIES, INC ....................           467
      5,899    * CHRISTOPHER & BANKS CORP .......................           192
      1,127      CHURCHILL DOWNS, INC ...........................            28
     15,900      CLAIRE'S STORES, INC ...........................           308
    196,522    * CLEAR CHANNEL COMMUNICATIONS, INC ..............        12,322
      4,300    * CLEAR CHANNEL COMMUNICATIONS, INC
                   WTS 09/18/01 .................................            40
      8,400      COACHMEN INDUSTRIES, INC .......................           111
      1,700    * COLDWATER CREEK, INC ...........................            44
      4,026    * COLE NATIONAL CORP (CLASS A) ...................            59
      4,500    * COLUMBIA SPORTSWEAR CO .........................           229
      2,800    * COMCAST CORP (CLASS A) .........................           120
    384,782    * COMCAST CORP (CLASS A) (SPECIAL) ...............        16,700
     26,200      COOPER TIRE & RUBBER CO ........................           372
     15,500    * COPART, INC ....................................           453
     78,205    * COX COMMUNICATIONS, INC (CLASS A) ..............         3,464
     15,114    * COX RADIO, INC (CLASS A) .......................           421
      2,628      CPI CORP .......................................            64
      6,762    * CROWN MEDIA HOLDINGS, INC (CLASS A) ............           125
      2,086    * CSS INDUSTRIES, INC ............................            54
     12,036    * CUMULUS MEDIA, INC (CLASS A) ...................           163
     60,627      DANA CORP ......................................         1,415
     39,020      DANAHER CORP ...................................         2,185
     48,387      DARDEN RESTAURANTS, INC ........................         1,350
    231,754      DELPHI AUTOMOTIVE SYSTEMS CORP .................         3,692
     14,453    * DIGITAL GENERATION SYSTEMS, INC ................            60
      1,400    * DIGITAL IMPACT, INC ............................             2
     26,203      DILLARD'S, INC (CLASS A) .......................           400
      7,950    * DIRECT FOCUS, INC ..............................           378
      3,415    * DISCOUNT AUTO PARTS, INC .......................            37
    857,175      DISNEY (WALT) CO ...............................        24,764
    109,476      DOLLAR GENERAL CORP ............................         2,135
      9,208    * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ...........           221
     39,859    * DOLLAR TREE STORES, INC ........................         1,110
     16,100      DONALDSON CO, INC ..............................           502
     44,546      DONNELLEY (R.R.) & SONS CO .....................         1,323
      4,400      DOVER DOWNS ENTERTAINMENT, INC .................            68
     19,206      DOW JONES & CO, INC ............................         1,147
      7,000    * DRESS BARN, INC ................................           159
      4,900    * DURA AUTOMOTIVE SYSTEMS, INC ...................            78
    118,868      EASTMAN KODAK CO ...............................         5,549
         13   b* EDISON BROTHERS STORES WTS 09/26/05 ............             0
      3,844    * ELIZABETH ARDEN, INC ...........................            94
     11,922    * EMMIS COMMUNICATIONS CORP (CLASS A) ............           367

                       SEE NOTES TO FINANCIAL STATEMENTS

28  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  CONSUMER CYCLICAL--(CONTINUED)
     10,906    * ENTERCOM COMMUNICATIONS CORP ...................  $        585
     15,909    * ENTRAVISION COMMUNICATIONS CORP ................           196
     15,200      EQUITY INNS, INC ...............................           149
      9,400      EXIDE CORP .....................................           108
     25,535    * EXTENDED STAY AMERICA, INC .....................           383
      8,500      FACTSET RESEARCH SYSTEMS, INC ..................           303
     60,300      FAMILY DOLLAR STORES, INC ......................         1,545
      8,200      FEDDERS CORP ...................................            43
     29,600      FEDERAL-MOGUL CORP .............................            50
     75,583    * FEDERATED DEPARTMENT STORES, INC ...............         3,212
     12,289      FELCOR LODGING TRUST, INC ......................           288
      7,123    * FINISH LINE, INC (CLASS A) .....................            89
      1,669      FISHER COMMUNICATIONS, INC .....................           122
      2,656      FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) ...            94
      7,569    * FOOTSTAR, INC ..................................           260
    751,022      FORD MOTOR CO (NEW) ............................        18,438
      6,500      FOREST CITY ENTERPRISES, INC (CLASS A) .........           358
      5,450    * FOSSIL, INC ....................................           113
     51,039    * FOX ENTERTAINMENT GROUP, INC (CLASS A) .........         1,424
      4,562      FRED'S, INC ....................................           117
      5,675      FRIEDMANS, INC (CLASS A) .......................            65
      8,800      G & K SERVICES, INC (CLASS A) ..................           237
    108,514      GANNETT CO, INC ................................         7,151
    247,564      GAP, INC .......................................         7,179
      1,495      GARAN, INC .....................................            51
      8,708    * GAYLORD ENTERTAINMENT CO .......................           251
      2,000   b* GC COS, INC ....................................             1
     78,214    * GEMSTAR-TV GUIDE INTERNATIONAL, INC ............         3,332
     13,900      GENCORP, INC ...................................           178
    224,954      GENERAL MOTORS CORP ............................        14,476
      9,000    * GENESCO, INC ...................................           302
      4,880    * GENESISINTERMEDIA, INC .........................            92
     30,599    * GENTEX CORP ....................................           853
     70,493      GENUINE PARTS CO ...............................         2,221
     56,412      GOODYEAR TIRE & RUBBER CO ......................         1,580
     12,725      GRACO, INC .....................................           420
      3,771      GRAY COMMUNICATIONS SYSTEMS, INC ...............            72
        300      GREY GLOBAL GROUP, INC .........................           200
      5,800    * GROUP 1 AUTOMOTIVE, INC ........................           172
      2,900    * GUESS?, INC ....................................            19
      6,854    * GUITAR CENTER, INC .............................           145
      1,865    * GULFMARK OFFSHORE, INC .........................            59
     11,501    * GYMBOREE CORP ..................................            98
      6,396      HANCOCK FABRICS, INC ...........................            57
     10,400    * HANDLEMAN CO ...................................           174
      6,887    * HANOVER DIRECT, INC ............................             1
     21,200      HARCOURT GENERAL, INC ..........................         1,234
    123,962      HARLEY-DAVIDSON, INC ...........................         5,836
     12,500      HARMAN INTERNATIONAL INDUSTRIES, INC ...........           476
     48,039    * HARRAH'S ENTERTAINMENT, INC ....................         1,696
     17,000      HARTE-HANKS, INC ...............................           421
      6,200      HAVERTY FURNITURE COS, INC .....................            93
      6,560    * HAYES LEMMERZ INTERNATIONAL, INC ...............            42
      6,881    * HEARST-ARGYLE TELEVISION, INC ..................           138
      1,502    * HIBBETT SPORTING GOODS, INC ....................            56
    135,737      HILTON HOTELS CORP .............................         1,575
     38,996    * HISPANIC BROADCASTING CORP .....................         1,119
     15,900      HOLLINGER INTERNATIONAL, INC ...................           219
     14,000    * HOLLYWOOD ENTERTAINMENT CORP ...................           118
      7,400    * HOT TOPIC, INC .................................           230
     11,400      HOUGHTON MIFFLIN CO ............................           683
      7,287    * IHOP CORP (NEW) ................................           196
      3,193    * IMPCO TECHNOLOGIES, INC ........................           113
      7,825    * INFORMATION HOLDINGS, INC ......................           253
     15,687    * INSIGHT COMMUNICATIONS CO, INC .................           392
     15,128      INTERACTIVE DATA CORP ..........................           136
     30,322    * INTERNATIONAL GAME TECHNOLOGY ..................         1,903

     11,333      INTERNATIONAL SPEEDWAY CORP (CLASS A) ..........           476
    129,967      INTERPUBLIC GROUP OF COS, INC ..................         3,815
     12,500    * INTERTAN, INC ..................................           175
     31,789      INTIMATE BRANDS, INC ...........................           479
      7,000    * INTRANET SOLUTIONS, INC ........................           266
      7,858    * ISLE OF CAPRI CASINOS, INC .....................            74
     15,078    * JACK IN THE BOX, INC ...........................           394
      7,500    * JAKKS PACIFIC, INC .............................           140
     35,600      JOHNSON CONTROLS, INC ..........................         2,580
     44,871    * JONES APPAREL GROUP, INC .......................         1,938
     11,092    * JOURNAL REGISTER CO ............................           179
    200,784    * KMART CORP .....................................         2,303
      2,747      K-SWISS, INC (CLASS A) .........................            66
      7,351    * K2, INC ........................................            84
      9,400      KELLWOOD CO ....................................           217
      2,900    * KENNETH COLE PRODUCTIONS, INC (CLASS A) ........            58
     11,751    * KEY3MEDIA GROUP, INC ...........................           136
     12,400      KIMBALL INTERNATIONAL, INC (CLASS B) ...........           224
      7,638      KIRBY CORP .....................................           188
     29,989      KNIGHT RIDDER, INC .............................         1,778
    116,744    * KOHLS CORP .....................................         7,323
     16,728    * KRISPY KREME DOUGHNUTS, INC ....................           669
      6,099    * KROLL-O'GARA CO ................................            58
     19,633      LA-Z-BOY, INC ..................................           363
     23,831    * LAMAR ADVERTISING CO (CLASS A) .................         1,049
      6,269      LANDRY'S RESTAURANTS, INC ......................           107
      4,623    * LANDS' END, INC ................................           186
      4,800      LASALLE HOTEL PROPERTIES .......................            86
     24,556    * LEAR CORP ......................................           857
     18,200      LEE ENTERPRISES, INC ...........................           601
     80,429      LEGGETT & PLATT, INC ...........................         1,772
      6,200      LIBBEY, INC ....................................           246
      9,600    * LIBERTY DIGITAL, INC (CLASS A) .................            58
        900    * LIBERTY LIVEWIRE CORP (CLASS A) ................             8
      5,175    * LIFEMINDERS, INC ...............................             8
    139,769      LIMITED, INC ...................................         2,309
     14,711    * LINENS `N THINGS, INC ..........................           402
     21,800      LIZ CLAIBORNE, INC .............................         1,100
      3,770    * LODGENET ENTERTAINMENT CORP ....................            66
      7,895      LONE STAR STEAKHOUSE & SALOON, INC .............           103
      8,800    * LUBY'S, INC ....................................            86
        881    * LYNCH INTERACTIVE CORP .........................            56
      5,500    * MADDEN (STEVEN) LTD ............................           100
     24,476    * MANDALAY RESORT GROUP ..........................           671
      7,161      MARCUS CORP ....................................           100
        100      MARINE PRODUCTS CORP ...........................             0
     78,627      MARRIOTT INTERNATIONAL, INC (CLASS A) ..........         3,722
      3,900    * MARTHA STEWART LIVING OMNIMEDIA, INC
                   (CLASS A) ....................................            90
        165    * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ......             0
        280    * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ......             0
     14,500    * MASCOTECH, INC ESCROW ..........................             0
    122,433      MAY DEPARTMENT STORES CO .......................         4,195
     31,192      MAYTAG CORP ....................................           913
      9,201      MCCLATCHY CO (CLASS A) .........................           360
    530,371      MCDONALD'S CORP ................................        14,352
     80,024      MCGRAW-HILL COS, INC ...........................         5,294
      5,039      MEDIA GENERAL, INC (CLASS A) ...................           232
      8,100    * MEDIACOM COMMUNICATIONS CORP ...................           113
      3,414    * MEDIS TECHNOLOGIES LTD .........................            38
     13,050    * MEN'S WEARHOUSE, INC ...........................           360
     15,200      MEREDITH CORP ..................................           544
      4,908    * METRO ONE TELECOMMUNICATIONS, INC ..............           318
     14,774    * METRO-GOLDWYN-MAYER, INC .......................           335
     26,373    * MGM MIRAGE .....................................           790
     12,300    * MICHAELS STORES, INC ...........................           504
      7,200    * MICROS SYSTEMS, INC ............................           158
      6,033      MIDAS, INC .....................................            76

                        SEE NOTES TO FINANCIAL STATEMENTS

2001  SEMI-ANNUAL REPORT  College Retirement Equities Fund  29

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------
   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  CONSUMER CYCLICAL--(CONTINUED)
     11,557    * MIDWAY GAMES, INC ..............................  $        214
      6,524    * MILLENNIUM CELL, INC ...........................            69
      9,100      MODINE MANUFACTURING CO ........................           251
     16,700    * MOHAWK INDUSTRIES, INC .........................           588
      6,500    * MONACO COACH CORP ..............................           216
     14,700    * MSC INDUSTRIAL DIRECT CO (CLASS A) .............           256
      6,919    * MTR GAMING GROUP, INC ..........................            93
      6,789      MYERS INDUSTRIES, INC ..........................           103
      4,434      NATIONAL GOLF PROPERTIES, INC ..................           121
      1,938      NATIONAL PRESTO INDUSTRIES, INC ................            58
     12,344    * NAUTICA ENTERPRISES, INC .......................           252
      3,154    * NBC INTERNET, INC (CLASS A) ....................             7
      7,803    * NEIMAN MARCUS GROUP, INC (CLASS A) .............           242
      7,201    * NEIMAN MARCUS GROUP, INC (CLASS B) .............           212
      6,900    * NETCENTIVES, INC ...............................             4
      1,500    * NETRATINGS, INC ................................            22
     65,470      NEW YORK TIMES CO (CLASS A) ....................         2,750
     30,787      NIKE, INC (CLASS B) ............................         1,293
     43,000      NORDSTROM, INC .................................           798
      2,200    * NPC INTERNATIONAL, INC .........................            24
      7,200    * O'CHARLEYS, INC ................................           140
     76,007      OMNICOM GROUP, INC .............................         6,537
      3,300    * ON COMMAND CORP ................................            15
     15,000    * O'REILLY AUTOMOTIVE, INC .......................           431
      4,034      OSHKOSH B'GOSH, INC (CLASS A) ..................           134
      5,900      OSHKOSH TRUCK CORP .............................           261
     28,800    * OUTBACK STEAKHOUSE, INC ........................           829
      2,410      OXFORD INDUSTRIES, INC .........................            53
      3,000    * P.F. CHANGS CHINA BISTRO, INC ..................           114
     11,799    * PACIFIC SUNWEAR CALIFORNIA, INC ................           265
      3,882    * PANERA BREAD CO (CLASS A) ......................           123
      5,979    * PAPA JOHN'S INTERNATIONAL, INC .................           152
    105,952    * PARK PLACE ENTERTAINMENT CORP ..................         1,282
      3,400    * PARKERVISION, INC ..............................            89
      9,126    * PAYLESS SHOESOURCE, INC ........................           590
      3,300    * PENN NATIONAL GAMING, INC ......................            84
    107,796      PENNEY, (J.C.) CO, INC .........................         2,842
      8,700      PENTON MEDIA, INC ..............................           152
     13,500    * PERFORMANCE FOOD GROUP CO ......................           408
      9,800      PHILLIPS-VAN HEUSEN CORP .......................           141
     39,955      PIER 1 IMPORTS, INC ............................           459
      8,400    * PINNACLE ENTERTAINMENT, INC ....................            62
     19,100    * PINNACLE SYSTEMS, INC ..........................           116
      6,700    * PIXAR, INC .....................................           273
         13    * PLANET HOLLYWOOD WTS 05/09/03 ..................             0
      4,029    * PLATO LEARNING, INC ............................           125
      5,283    * PLAYBOY ENTERPRISES, INC (CLASS B) .............            83
      9,800      POLARIS INDUSTRIES, INC ........................           449
     19,300    * POLAROID CORP ..................................            50
     21,279    * POLO RALPH LAUREN CORP .........................           549
     11,900    * PRESSTEK, INC ..................................           143
        800    * PRICESMART, INC ................................            35
     19,100    * PRIME HOSPITALITY CORP .........................           226
     90,206    * PRIMEDIA, INC ..................................           612
      5,100    * PRIVATE MEDIA GROUP, INC .......................            48
      3,400      PULITZER, INC ..................................           180
      4,730    * QUAKER FABRIC CORP .............................            48
      9,200    * QUIKSILVER, INC ................................           230
     18,006    * RADIO ONE, INC (CLASS A) .......................           414
      7,200    * RADIO ONE, INC (CLASS D) .......................           159
      7,850    * RARE HOSPITALITY INTERNATIONAL, INC ............           177
     42,018      READER'S DIGEST ASSOCIATION, INC ...............         1,208
      3,847    * RECOTON CORP ...................................            67
     20,394    * REEBOK INTERNATIONAL LTD .......................           652
      6,400    * REGENT COMMUNICATIONS, INC .....................            77
     14,300      REGIS CORP .....................................           300
      2,898    * RENT-A-CENTER, INC .............................           152

      6,570    * RESORTQUEST INTERNATIONAL, INC .................            76
      2,665    * RESOURCES CONNECTION, INC ......................            69
      2,400      RIVIANA FOODS, INC .............................            44
     33,500      ROSS STORES, INC ...............................           802
     26,300      RUBY TUESDAY, INC ..............................           450
      9,508      RUSSELL CORP ...................................           162
     16,600    * RYAN'S FAMILY STEAK HOUSES, INC ................           203
      2,600    * SAGA COMMUNICATIONS, INC (CLASS A) .............            62
     49,487    * SAKS, INC ......................................           475
      3,717    * SALEM COMMUNICATIONS CORP ......................            81
      2,421    * SALTON, INC ....................................            43
      3,677      SCHAWK, INC (CLASS A) ..........................            38
     11,334    * SCHOLASTIC CORP ................................           510
      6,500    * SCOTTS CO (CLASS A) ............................           269
      5,358    * SCP POOL CORP ..................................           185
     12,467      SCRIPPS (E.W.) CO (CLASS A) ....................           860
    121,033      SEARS, ROEBUCK & CO ............................         5,121
     12,400    * SHOPKO STORES, INC .............................            90
      6,879    * SHUFFLE MASTER, INC ............................           144
      9,994    * SINCLAIR BROADCAST GROUP, INC (CLASS A ) .......           103
     18,100    * SIRIUS SATELLITE RADIO, INC ....................           221
     35,323    * SIX FLAGS, INC .................................           743
      1,724    * SKILLSOFT CORP .................................            59
      4,049      SMITH (A.O.) CORP ..............................            72
     24,050      SNAP-ON, INC ...................................           581
      7,700    * SONIC AUTOMOTIVE, INC ..........................           147
      8,562    * SONIC CORP .....................................           272
      8,233    * SOTHEBY'S HOLDINGS, INC (CLASS A) ..............           133
     13,600    * SPANISH BROADCASTING SYSTEM, INC (CLASS A) .....           112
      5,800    * SPEEDWAY MOTORSPORTS, INC ......................           146
      8,900      SPIEGEL, INC (CLASS A) .........................            86
      4,984    * SPORTS RESORTS INTERNATIONAL, INC ..............            61
      1,012    * SPORTSLINE.COM, INC ............................             2
      4,656      SPRING INDUSTRIES, INC (CLASS A) ...............           205
     11,668    * SPX CORP .......................................         1,461
      2,958      STANDARD MOTOR PRODUCTS, INC ...................            39
      2,179    * STANLEY FURNITURE CO ...........................            59
    155,799    * STARBUCKS CORP .................................         3,583
     13,500    * STATION CASINOS, INC ...........................           216
     31,400      STEELCASE, INC (CLASS A) .......................           375
     12,800    * STEIN MART, INC ................................           132
      4,800    * STONERIDGE, INC ................................            52
     16,700      STRIDE RITE CORP ...............................           142
      8,600      STURM, RUGER & CO, INC .........................            84
    37,726    b* SUNBEAM CORP ...................................             2
      2,819    * SUNBEAM CORP WTS 08/24/03 ......................             0
      7,600      SUPERIOR INDUSTRIES INTERNATIONAL, INC .........           291
     11,550    * SYLVAN LEARNING SYSTEMS, INC ...................           281
    275,829      SYSCO CORP .....................................         7,489
     12,800    * SYSTEMAX, INC ..................................            31
     10,784      TALBOTS, INC ...................................           472
      3,000      TANGER FACTORY OUTLET CENTERS, INC .............            69
    368,650      TARGET CORP ....................................        12,755
      7,086    * TBC CORP .......................................            68
     29,900    * TERAFORCE TECHNOLOGY CORP ......................            11
     15,199    * THE CHEESECAKE FACTORY, INC ....................           430
      9,647    * THE STEAK N SHAKE CO ...........................            89
      2,500      THOR INDUSTRIES, INC ...........................            82
      8,850    * THQ, INC .......................................           436
     59,848      TIFFANY & CO ...................................         2,168
      8,317    * TIMBERLAND CO (CLASS A) ........................           329
    114,086      TJX COS, INC ...................................         3,636
     12,759    * TOO, INC .......................................           350
     15,746    * TOPPS CO, INC ..................................           184
     17,100    * TOWER AUTOMOTIVE, INC ..........................           175
      2,200    * TRENDWEST RESORTS, INC .........................            51
     77,785      TRIBUNE CO .....................................         3,112
     60,207    * TRICON GLOBAL RESTAURANTS, INC .................         2,643

                       SEE NOTES TO FINANCIAL STATEMENTS

30  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  CONSUMER CYCLICAL--(CONTINUED)
     42,200      TRW, INC .......................................  $      1,730
     47,640    * U.S.A. NETWORKS, INC ...........................         1,334
     22,200    * UNIFI, INC .....................................           189
      1,600    * UNITED TELEVISION, INC .........................           202
      5,700    * UNIVERSAL ELECTRONICS, INC .....................           103
     67,584    * UNIVISION COMMUNICATIONS, INC (CLASS A) ........         2,891
      2,736    * URBAN OUTFITTERS, INC ..........................            29
     36,291      V.F. CORP ......................................         1,320
      4,356    * VAIL RESORTS, INC ..............................            81
     22,200    * VALASSIS COMMUNICATIONS, INC ...................           795
      6,500    * VALUE CITY DEPARTMENT STORES, INC ..............            75
      6,500    * VANS, INC ......................................           153
      7,441    * VASTERA, INC ...................................           106
     57,700    * VENATOR GROUP, INC .............................           883
     12,920    * VIACOM, INC (CLASS A) ..........................           685
    533,107    * VIACOM, INC (CLASS B) ..........................        27,588
     54,305      VISTEON CORP ...................................           998
      9,000      WABASH NATIONAL CORP ...........................           109
  1,138,536      WAL-MART STORES, INC ...........................        55,561
     20,400   b* WARNACO GROUP, INC (CLASS A) ...................             1
      1,461      WASHINGTON POST CO (CLASS B) ...................           839
     37,542      WENDY'S INTERNATIONAL, INC .....................           959
     15,100      WESTPOINT STEVENS, INC .........................            21
     28,338    * WESTWOOD ONE, INC ..............................         1,044
      4,146    * WET SEAL, INC (CLASS A) ........................           143
     23,048      WHIRLPOOL CORP .................................         1,441
     18,900      WILEY (JOHN) & SONS, INC (CLASS A) .............           447
     18,100    * WILLIAMS-SONOMA, INC ...........................           703
      4,100    * WILSONS THE LEATHER EXPERTS, INC ...............            76
      5,400      WINNEBAGO INDUSTRIES, INC ......................           166
      8,015    * WMS INDUSTRIES, INC ............................           258
     18,662      WOLVERINE WORLD WIDE, INC ......................           333
      3,500      WOODWARD GOVERNOR CO ...........................           295
      4,700    * WORLD WRESTLING FEDERATION
                   ENTERTAINMENT, INC ...........................            65
      5,900    * XM SATELLITE RADIO HOLDINGS, INC (CLASS A) .....            96
      5,400    * YOUNG BROADCASTING, INC (CLASS A) ..............           181
     13,406    * ZALE CORP ......................................           452
      4,400    * ZENITH ELECTRONICS CORP ........................             0
     11,600    * ZOMAX, INC .....................................           103
                                                                   ------------
                 TOTAL CONSUMER CYCLICAL                                558,248
                                                                   ------------
CONSUMER NON-CYCLICAL--8.13%
      3,400    * 1-800-FLOWERS.COM, INC .........................            50
      9,492    * 7-ELEVEN, INC ..................................           107
     15,100      ALBERTO CULVER CO (CLASS B) ....................           635
    166,103      ALBERTSON'S, INC ...............................         4,981
     74,780    * AMAZON.COM, INC ................................         1,058
      7,272    * AMERICAN ITALIAN PASTA CO (CLASS A) ............           337
    368,094      ANHEUSER-BUSCH COS, INC ........................        15,165
      7,119    * APPLICA, INC ...................................            57
    227,689      ARCHER DANIELS MIDLAND CO ......................         2,960
      7,700    * AURORA FOODS, INC ..............................            42
     34,737    * AUTOZONE, INC ..................................         1,303
     92,081      AVON PRODUCTS, INC .............................         4,262
     18,816    * BARNES & NOBLE, INC ............................           740
     11,541    * BARNESANDNOBLE.COM, INC ........................            19
     67,609    * BEST BUY CO, INC ...............................         4,295
     29,798    * BJ'S WHOLESALE CLUB, INC .......................         1,587
     13,900      BLYTH, INC .....................................           357
     33,267    * BORDERS GROUP, INC .............................           745
     15,246      BROWN-FORMAN, CORP (CLASS B) ...................           975
      2,100    * BUY.COM, INC ...................................             1
     14,800    * CADIZ, INC .....................................           136
     89,745      CAMPBELL SOUP CO ...............................         2,311
      8,300      CARTER-WALLACE, INC ............................           161
     18,841      CASEY'S GENERAL STORES, INC ....................           245
     17,772      * CDW COMPUTER CENTERS, INC ....................           706

      3,700    * CHEAP TICKETS, INC .............................            56
     14,889      CHURCH & DWIGHT CO, INC ........................           379
     10,510    * CIRCUIT CITY STORES, INC .......................           168
     80,220      CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) ..         1,444
     70,758      CLOROX CO ......................................         2,395
     17,832    * COACH, INC .....................................           679
        900      COCA-COLA BOTTLING CO CONSOLIDATED .............            35
    829,384      COCA-COLA CO ...................................        37,322
     84,046      COCA-COLA ENTERPRISES, INC .....................         1,374
    230,060      COLGATE-PALMOLIVE CO ...........................        13,571
    220,109      CONAGRA FOODS, INC .............................         4,360
     13,900    * CONSTELLATION BRANDS, INC (CLASS A) ............           570
      9,392      COORS (ADOLPH) CO (CLASS B) ....................           471
     14,575      CORN PRODUCTS INTERNATIONAL, INC ...............           466
      8,700    * COST PLUS, INC .................................           261
    184,427    * COSTCO WHOLESALE CORP ..........................         7,576
    161,186      CVS CORP .......................................         6,222
     14,000      DEAN FOODS CO ..................................           563
     10,213    * DEL MONTE FOODS CO .............................            86
     13,502      DELTA & PINE LAND CO ...........................           265
     38,339      DIAL CORP ......................................           546
     17,025      DIMON, INC .....................................           170
     17,258      DOLE FOOD CO ...................................           329
      6,700      DREYER'S GRAND ICE CREAM, INC ..................           187
      7,100    * DRUGSTORE.COM, INC .............................             8
      3,314    * DUANE READE, INC ...............................           108
     17,460      EARTHGRAINS CO .................................           454
      3,447    * ELECTRONICS BOUTIQUE HOLDINGS CORP .............           109
     38,066    * ENERGIZER HOLDINGS, INC ........................           874
     12,788      ETHAN ALLEN INTERIORS, INC .....................           416
     20,900   b* ETOYS, INC .....................................             0
      2,700    * EXPEDIA, INC (CLASS A) .........................           126
      5,300    * FACTORY 2-U STORES, INC ........................           156
        400      FARMER BROTHERS CO .............................            93
     11,700      FASTENAL CO ....................................           725
     16,863      FLEMING COS, INC ...............................           602
      6,921    * FLOWERS FOODS, INC W/I .........................           217
      3,494    * FTI CONSULTING INC .............................            76
     20,800    * FURNITURE BRANDS INTERNATIONAL, INC ............           582
    116,631      GENERAL MILLS, INC .............................         5,106
    432,518      GILLETTE CO ....................................        12,539
      7,500    * GREAT ATLANTIC & PACIFIC TEA CO, INC ...........           111
      1,811    * GREEN MOUNTAIN COFFEE, INC .....................            54
      9,480    * HAIN CELESTIAL GROUP, INC ......................           209
     58,310      HASBRO, INC ....................................           843
    142,898      HEINZ (H.J.) CO ................................         5,843
      4,100      HERBALIFE INTERNATIONAL, INC (CLASS A) .........            41
      2,000      HERBALIFE INTERNATIONAL, INC (CLASS B) .........            17
     38,508      HERSHEY FOODS CORP .............................         2,376
    957,131      HOME DEPOT, INC ................................        44,554
     30,549      HORMEL FOODS CORP ..............................           744
      9,800      HUGHES SUPPLY, INC .............................           232
     38,070      IBP, INC .......................................           961
      2,800      INGLES MARKETS, INC (CLASS A) ..................            34
     15,881    * INSIGHT ENTERPRISES, INC .......................           389
     20,200      INTERFACE, INC (CLASS A) .......................           152
      7,000    * INTERNATIONAL MULTIFOODS CORP ..................           145
     12,900      INTERSTATE BAKERIES CORP .......................           206
     32,707      INTERNATIONAL FLAVORS & FRAGRANCES, INC ........           822
      2,375    * J & J SNACK FOODS CORP .........................            53
      4,323    * J. JILL GROUP, INC .............................            88
     98,609      KELLOGG CO .....................................         2,860
    332,416    * KROGER CO ......................................         8,310
     11,532      LANCASTER COLONY CORP ..........................           380
     12,500      LANCE, INC .....................................           169
     42,368      LAUDER (ESTEE) COS (CLASS A) ...................         1,826
      2,536    * LITHIA MOTORS, INC (CLASS A) ...................            43
     12,200      LONGS DRUG STORES CORP .........................           263

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  31

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  CONSUMER NON-CYCLICAL--(CONTINUED)
    157,611      LOWE'S COS, INC ................................  $     11,435
    176,574    * MATTEL, INC ....................................         3,341
     28,207      MCCORMICK & CO, INC (NON-VOTE) .................         1,185
     31,600      MILLER (HERMAN), INC ...........................           765
      3,485      MOVADO GROUP, INC ..............................            70
      4,390      NASH FINCH CO ..................................           104
      4,740      NATURE'S SUNSHINE PRODUCTS, INC ................            56
     17,945    * NBTY, INC ......................................           223
        366    * NETWORK COMMERCE, INC ..........................             0
    103,923      NEWELL RUBBERMAID, INC .........................         2,608
     17,700      NU SKIN ENTERPRISES, INC (CLASS A) .............           150
    121,949    * OFFICE DEPOT, INC ..............................         1,266
     47,121    * OFFICEMAX, INC .................................           174
      5,741      ONEIDA LTD .....................................           117
     12,334    * PATHMARK STORES, INC ...........................           303
      1,850    * PC CONNECTION, INC .............................            30
     19,438      PEP BOYS MANNY, MOE & JACK CO ..................           218
     36,480      PEPSI BOTTLING GROUP, INC ......................         1,463
     34,393      PEPSIAMERICAS, INC .............................           457
    600,400      PEPSICO, INC ...................................        26,538
     25,700    * PERRIGO CO .....................................           429
     42,642    * PETSMART, INC ..................................           301
    902,165      PHILIP MORRIS COS, INC .........................        45,785
      6,100      PILGRIM'S PRIDE CORP (CLASS B) .................            77
     11,600    * PLAYTEX PRODUCTS, INC ..........................           124
     38,113    * PRICELINE.COM, INC .............................           345
    531,156      PROCTER & GAMBLE CO ............................        33,888
      2,089    * PURINA MILLS INC ...............................            50
     54,143      QUAKER OATS CO .................................         4,941
     76,105      RADIOSHACK CORP ................................         2,321
     11,600    * RALCORP HOLDINGS, INC ..........................           217
    110,594      RALSTON PURINA CO ..............................         3,320
      8,700   e* REVLON, INC (CLASS A) ..........................            63
    122,171    * RITE AID CORP ..................................         1,100
     41,446      RJ REYNOLDS TOBACCO HOLDINGS, INC ..............         2,263
      3,400    * ROBERT MONDAVI CORP (CLASS A) ..................           138
     13,700      RUDDICK CORP ...................................           232
      4,500      RUSS BERRIE & CO, INC ..........................           132
    195,946    * SAFEWAY, INC ...................................         9,405
    339,438      SARA LEE CORP ..................................         6,429
      5,760      SCHWEITZER-MAUDUIT INTERNATIONAL, INC ..........           136
     10,200    * SCIQUEST.COM, INC ..............................            11
        100      SEABOARD CORP ..................................            21
      5,000    * SEMINIS, INC (CLASS A) .........................             6
     18,400      SENSIENT TECHNOLOGIES CORP .....................           378
      6,536    * SKECHERS USA, INC (CLASS A) ....................           191
      7,050      SLI, INC .......................................            58
      4,300    * SMART & FINAL, INC .............................            47
     22,100    * SMITHFIELD FOODS, INC ..........................           891
      7,692      SMUCKER (J.M) CO ...............................           200
      7,946    * SPARTAN STORES, INC ............................           128
     18,100    * STAMPS.COM, INC ................................            68
      4,162      STANDARD COMMERCIAL CORP .......................            71
    186,630    * STAPLES, INC ...................................         2,984
      7,300    * STAR SCIENTIFIC, INC ...........................            21
      2,507    * STEINWAY MUSICAL INSTRUMENTS, INC ..............            44
      1,600      STEPAN CO ......................................            42
     10,008    * SUIZA FOODS CORP ...............................           531
     51,601      SUPERVALU, INC .................................           906
      6,200      THOMAS INDUSTRIES, INC .........................           183
      8,400    * TICKETMASTER (CLASS B) .........................           124
      8,653      TOOTSIE ROLL INDUSTRIES, INC ...................           333
     81,001    * TOYS "R" US, INC ...............................         2,005
     11,800    * TRANS WORLD ENTERTAINMENT CORP .................           112
      5,300    * TRIARC COS, INC ................................           139
      4,200    * TUESDAY MORNING CORP ...........................            56
     21,121      TUPPERWARE CORP ................................           495

      6,800    * TWEETER HOME ENTERTAINMENT GROUP, INC ..........           240
     45,423      TYSON FOODS, INC (CLASS A) .....................           418
      4,200    * UNITED AUTO GROUP, INC .........................            74
      3,700    * UNITED NATURAL FOODS, INC ......................            78
     11,300      UNIVERSAL CORP .................................           448
     66,914      UST, INC .......................................         1,931
      3,600   b* VALUE AMERICA, INC .............................             0
      9,519    * VALUEVISION INTERNATIONAL, INC (CLASS A) .......           207
      5,915      VECTOR GROUP LTD ...............................           189
    417,492      WALGREEN CO ....................................        14,257
      6,500      WEIS MARKETS, INC ..............................           229
        117    * WHITEHALL JEWELLERS, INC .......................             1
     19,752    * WHOLE FOODS MARKET, INC ........................           535
      6,621    * WILD OATS MARKETS, INC .........................            69
     33,505      WINN-DIXIE STORES, INC .........................           875
     64,114      WRIGLEY (WM) JR CO .............................         3,004
      5,800    * YANKEE CANDLE CO, INC ..........................           110
                                                                   ------------
                 TOTAL CONSUMER NON-CYCLICAL                            411,555
                                                                   ------------
ENERGY--5.23%
      5,577    * 3TEC ENERGY CORP ...............................            89
     28,368      AMERADA HESS CORP ..............................         2,292
    102,778      ANADARKO PETROLEUM CORP ........................         5,553
     51,394      APACHE CORP ....................................         2,608
     28,972      ASHLAND, INC ...................................         1,162
      3,900    * ATWOOD OCEANICS, INC ...........................           137
    137,515      BAKER HUGHES, INC ..............................         4,607
     12,006    * BARRETT RESOURCES CORP .........................           708
      6,900    * BELCO OIL & GAS CORP ...........................            62
      7,471      BERRY PETROLEUM CO (CLASS A) ...................           108
     67,435    * BJ SERVICES CO .................................         1,914
     12,500    * BROWN (TOM), INC ...............................           300
     88,408      BURLINGTON RESOURCES, INC ......................         3,532
     11,100      CABOT OIL & GAS CORP (CLASS A) .................           271
     13,137    * CAL DIVE INTERNATIONAL, INC ....................           323
      3,600    * CALLON PETROLEUM CORP ..........................            43
     26,021    * CAPSTONE TURBINE CORP ..........................           585
      2,000      CARBO CERAMICS, INC ............................            74
     53,700    * CHESAPEAKE ENERGY CORP .........................           365
    263,132      CHEVRON CORP ...................................        23,813
      1,900    * CLAYTON WILLIAMS ENERGY, INC ...................            32
      9,200    * COMSTOCK RESOURCES, INC ........................            94
     25,500      CONOCO, INC (CLASS A) ..........................           719
    231,017      CONOCO, INC (CLASS B) ..........................         6,676
     21,048    * COOPER CAMERON CORP ............................         1,174
      6,600    * DENBURY RESOURCES, INC .........................            62
     48,955      DEVON ENERGY CORP (NEW) ........................         2,570
     22,597      DIAMOND OFFSHORE DRILLING, INC .................           747
      2,545    * DRIL-QUIP, INC .................................            55
     15,914    * EEX CORP .......................................            43
      8,974    * ENERGY PARTNERS LTD ............................           120
     56,909      ENSCO INTERNATIONAL, INC .......................         1,332
     42,909      EOG RESOURCES, INC .............................         1,525
      6,500    * EVERGREEN RESOURCES, INC .......................           247
  1,413,870      EXXON MOBIL CORP ...............................       123,502
     11,660    * FOREST OIL CORP ................................           326
         66    * FOREST OIL CORP WTS 2/15/04 ....................             1
         66    * FOREST OIL CORP WTS 2/15/05 ....................             1
     13,194   b* FRIEDE GOLDMAN HALTER, INC .....................             6
     10,900      FRONTIER OIL CORP ..............................           144
      2,712      GETTY REALTY CORP ..............................            52
     25,867    * GLOBAL INDUSTRIES LTD ..........................           323
     67,600    * GLOBAL MARINE, INC .............................         1,259
     42,041    * GRANT PRIDECO, INC .............................           735
     58,431    * GREY WOLF, INC .................................           234
      2,775    * GULF ISLAND FABRICATION, INC ...................            40
    175,997      HALLIBURTON CO .................................         6,265
     28,817    * HANOVER COMPRESSOR CO ..........................           954
     22,000      HELMERICH & PAYNE, INC .........................           678

                       SEE NOTES TO FINANCIAL STATEMENTS

32  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  ENERGY--(CONTINUED)
      1,686      HOLLY CORP .....................................  $         62
      4,500    * HORIZON OFFSHORE, INC ..........................            61
      3,600    * HOUSTON EXPLORATION CO .........................           113
      6,132    * HS RESOURCES, INC ..............................           397
      5,252    * HYDRIL CO ......................................           120
     16,000    * INPUT/OUTPUT, INC ..............................           203
     11,489    * KANEB SERVICES, INC ............................            84
     10,304    * KCS ENERGY, INC ................................            68
     38,908      KERR-MCGEE CORP ................................         2,578
     38,247    * KEY ENERGY SERVICES, INC .......................           415
      4,700    * KEY PRODUCTION CO, INC .........................            78
     10,068    * LOUIS DREYFUS NATURAL GAS CORP .................           351
      2,238      LUFKIN INDUSTRIES, INC .........................            62
     11,822    * MAGNUM HUNTER RESOURCES, INC ...................           105
     24,400    * MARINE DRILLING CO, INC ........................           466
     14,000    * MAVERICK TUBE CORP .............................           237
      6,421    * MCMORAN EXPLORATION CO .........................            96
     14,045    * MERIDIAN RESOURCE CORP .........................           101
      8,600      MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ...           398
     14,713      MURPHY OIL CORP ................................         1,083
     53,270    * NABORS INDUSTRIES, INC .........................         1,982
     33,087    * NATIONAL-OILWELL, INC ..........................           887
     15,969    * NEWFIELD EXPLORATION CO ........................           512
     23,600      NOBLE AFFILIATES, INC ..........................           834
     54,956    * NOBLE DRILLING CORP ............................         1,800
      6,800    * NUEVO ENERGY CO ................................           111
    151,842      OCCIDENTAL PETROLEUM CORP ......................         4,037
     69,778      OCEAN ENERGY, INC (NEW) ........................         1,218
      8,500    * OCEANEERING INTERNATIONAL, INC .................           176
      2,742    * OSCA, INC ......................................            57
     32,300    * PARKER DRILLING CO .............................           210
      7,128      PATINA OIL & GAS CORP ..........................           189
     27,700    * PATTERSON-UTI ENERGY, INC ......................           495
     32,344      PENNZOIL-QUAKER STATE CO .......................           362
     91,813      PHILLIPS PETROLEUM CO ..........................         5,233
     41,000    * PIONEER NATURAL RESOURCES CO ...................           699
      6,500    * PLAINS RESOURCES, INC ..........................           156
     21,862      POGO PRODUCING CO ..............................           525
     30,600    * PRIDE INTERNATIONAL, INC .......................           581
      3,600    * PRIMA ENERGY CORP ..............................            87
      1,300    * PRIZE ENERGY CORP ..............................            25
      5,497    * PURE RESOURCES, INC ............................            99
      5,919    * PYR ENERGY CORP ................................            42
     19,526    * RANGE RESOURCES CORP ...........................           117
      6,509    * REMINGTON OIL & GAS CORP .......................           124
     38,662    * ROWAN COS, INC .................................           854
      5,400      RPC, INC .......................................            77
        104    * SEABULK INTERNATIONAL, INC WTS 12/14/3 .........             0
      6,964    * SEACOR SMIT, INC ...............................           325
      8,500    * SEITEL, INC ....................................           111
     20,726    * SMITH INTERNATIONAL, INC .......................         1,241
      7,823    * SPINNAKER EXPLORATION CO .......................           312
     11,700      ST. MARY LAND & EXPLORATION CO .................           273
      8,767    * STONE ENERGY CORP ..............................           388
     33,536      SUNOCO, INC ....................................         1,228
     18,300    * SUPERIOR ENERGY SERVICES, INC ..................           145
      9,350    * SWIFT ENERGY CO ................................           282
     10,872    * TESORO PETROLEUM CORP ..........................           137
    225,982      TEXACO, INC ....................................        15,050
     23,227      TIDEWATER, INC .................................           876
     63,303      TOSCO CORP .....................................         2,788
      6,390    * TRANSMONTAIGNE, INC ............................            37
         67    * TRANSTEXAS GAS CORP WTS 6/30/02 ................             0
     10,100    * TRICO MARINE SERVICES, INC .....................           107
     30,018      ULTRAMAR DIAMOND SHAMROCK CORP .................         1,418
     13,200    * UNIT CORP ......................................           209
      3,200    * UNIVERSAL COMPRESSION HOLDINGS, INC ............            91

     99,817      UNOCAL CORP ....................................         3,409
    126,464      USX (MARATHON GROUP) ...........................         3,732
     24,940      VALERO ENERGY CORP .............................           917
     30,747    * VARCO INTERNATIONAL, INC (NEW) .................           572
     13,200    * VERITAS DGC, INC ...............................           366
     20,500      VINTAGE PETROLEUM, INC .........................           383
      7,500    * W-H ENERGY SERVICES, INC .......................           143
     43,197    * WEATHERFORD INTERNATIONAL, INC .................         2,073
     10,052    * WESTPORT RESOURCES CORP ........................           211
     47,702      XTO ENERGY, INC ................................           685
                                                                   ------------
                 TOTAL ENERGY                                           264,538
                                                                   ------------
  FINANCIAL SERVICES--18.88%
     16,300      21ST CENTURY INSURANCE GROUP ...................           303
      7,701      ACADIA REALTY TRUST ............................            54
      8,699      ADVANTA CORP (CLASS A) .........................           139
      9,200    * AFFILIATED MANAGERS GROUP, INC .................           566
    215,640      AFLAC, INC .....................................         6,791
      3,400      ALABAMA NATIONAL BANCORP .......................           110
      5,600      ALEXANDRIA REAL ESTATE EQUITIES, INC ...........           223
     16,100      ALFA CORP ......................................           398
      1,897    * ALLEGHANY CORP .................................           385
      3,109      ALLIANCE BANCORP ...............................            92
     37,455      ALLIED CAPITAL CORP ............................           867
     21,631      ALLMERICA FINANCIAL CORP .......................         1,244
    297,074      ALLSTATE CORP ..................................        13,068
     29,100      AMB PROPERTY CORP ..............................           750
     37,252      AMBAC FINANCIAL GROUP, INC .....................         2,168
     11,300      AMCORE FINANCIAL, INC ..........................           272
     10,200      AMERICAN CAPITAL STRATEGIES LTD ................           286
    542,667      AMERICAN EXPRESS CO ............................        21,055
     17,245      AMERICAN FINANCIAL GROUP, INC ..................           523
     11,200      AMERICAN FINANCIAL HOLDINGS, INC ...............           264
    204,548      AMERICAN GENERAL CORP ..........................         9,501
      6,500    * AMERICAN INDUSTRIAL PROPERTIES
                   REIT ESCROW ..................................             0
    825,985      AMERICAN INTERNATIONAL GROUP, INC ..............        71,035
      4,200      AMERICAN NATIONAL INSURANCE CO .................           314
      4,763    * AMERICAN PHYSICIANS CAPITAL, INC ...............            93
     44,346    * AMERITRADE HOLDING CORP (CLASS A) ..............           353
     12,305      AMERUS GROUP CO ................................           436
      5,443      AMLI RESIDENTIAL PROPERTIES TRUST ..............           134
    151,781      AMSOUTH BANCORP ................................         2,806
     17,002    * ANC RENTAL CORP ................................            51
      8,005      ANCHOR BANCORP WISCONSIN, INC ..................           127
      2,500      ANDOVER BANCORP, INC ...........................           126
     18,286      ANNALY MORTGAGE MANAGEMENT, INC ................           251
     12,949      ANTHRACITE CAPITAL, INC ........................           143
     93,580      AON CORP .......................................         3,275
     26,975      APARTMENT INVESTMENT & MANAGEMENT CO ...........         1,300
     49,245      ARCHSTONE COMMUNITIES TRUST ....................         1,270
     23,689      ARDEN GROUP, INC ...............................           632
      5,750      AREA BANCSHARES CORP ...........................            95
      7,000      ARGONAUT GROUP, INC ............................           141
      2,477      ARROW FINANCIAL CORP ...........................            63
     27,120      ASSOCIATED BANC-CORP ...........................           976
      6,608      ASSOCIATED ESTATES REALTY CORP .................            64
     14,700    * ASSOCIATES FIRST CAP. RESIDUAL VALUE ...........             0
     18,145      ASTORIA FINANCIAL CORP .........................           998
    108,705    * AUTONATION, INC ................................         1,261
     24,933      AVALONBAY COMMUNITIES, INC .....................         1,166
      2,624      BALDWIN & LYONS, INC (CLASS B) .................            55
      1,506      BANCFIRST CORP .................................            61
      3,183      BANCFIRST OHIO CORP ............................            72
     34,737      BANCORPSOUTH, INC ..............................           591
     20,539      BANCWEST CORP ..................................           707
      4,569      BANK MUTUAL CORP ...............................            64
    657,382      BANK OF AMERICA CORP ...........................        39,463
      4,200      BANK OF GRANITE CORP ...........................            97

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  33

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  FINANCIAL SERVICES--(CONTINUED)
    302,176      BANK OF NEW YORK CO, INC .......................  $     14,504
    478,199      BANK ONE CORP ..................................        17,120
     12,700    * BANK UNITED CORP CONTINGENT PAYMENT RTS ........             4
      8,900      BANKATLANTIC BANCORP, INC (CLASS A) ............            77
     56,624      BANKNORTH GROUP, INC ...........................         1,283
      5,813    * BANKUNITED FINANCIAL CORP (CLASS A) ............            82
      4,348      BANNER CORP ....................................            96
     18,774      BAY VIEW CAPITAL CORP ..........................           140
    175,615      BB&T CORP ......................................         6,445
     35,686      BEAR STEARNS COS, INC ..........................         2,104
      3,508      * BEAZER HOMES USA, INC ........................           223
      6,910      BEDFORD PROPERTY INVESTORS, INC ................           145
      8,050      BERKLEY (W.R.) CORP ............................           333
      2,351    * BKF CAPITAL GROUP, INC .........................            78
      5,686    * BLACKROCK, INC .................................           195
      4,251    * BOK FINANCIAL CORP .............................           114
      4,805      BOSTON PRIVATE FINANCIAL HOLDINGS, INC .........           108
     29,015      BOSTON PROPERTIES, INC .........................         1,187
      7,000      BOYKIN LODGING CO ..............................            90
     10,428      BRANDYWINE REALTY TRUST ........................           234
     19,100      BRE PROPERTIES, INC (CLASS A) ..................           579
      5,300      BROOKLINE BANCORP, INC .........................            74
      8,256      BROWN & BROWN, INC .............................           347
      3,500      BSB BANCORP, INC ...............................            81
     11,800      BURNHAM PACIFIC PROPERTIES, INC ................            58
        470    * CALIFORNIA FEDERAL BANK GOODWILL CERT ..........             1
     14,622      CAMDEN PROPERTY TRUST ..........................           537
      7,005      CAPITAL AUTOMOTIVE REIT ........................           126
      1,500      CAPITAL CITY BANK GROUP, INC ...................            37
     85,496      CAPITAL ONE FINANCIAL CORP .....................         5,130
     14,259      CAPITOL FEDERAL FINANCIAL ......................           276
      3,737      CAPITOL TRANSAMERICA CORP ......................            57
      7,125    * CAPSTEAD MORTGAGE CORP .........................           127
     24,950      CARRAMERICA REALTY CORP ........................           761
      9,769      CASH AMERICA INTERNATIONAL, INC ................            83
     42,800    * CATELLUS DEVELOPMENT CORP ......................           747
      3,206      CATHAY BANCORP, INC ............................           175
      4,569    * CB RICHARD ELLIS SERVICES, INC .................            72
      8,355      CBL & ASSOCIATES PROPERTIES, INC ...............           256
      3,527      CCBT FINANCIAL COS, INC ........................           106
      4,136    * CCC INFORMATION SERVICES GROUP, INC ............            25
      8,174    * CENTENNIAL BANCORP .............................            67
      9,200      CENTERPOINT PROPERTIES CORP ....................           462
      2,410    * CENTRAL COAST BANCORP ..........................            60
      6,587      CFS BANCORP, INC ...............................            91
      8,137      CHARLES E. SMITH RESIDENTIAL REALTY ............           408
     12,600      CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ..........           201
     84,719      CHARTER ONE FINANCIAL, INC .....................         2,703
      8,317      CHATEAU COMMUNITIES, INC .......................           261
      5,516      CHELSEA PROPERTY GROUP, INC ....................           259
      8,707      CHEMICAL FINANCIAL CORP ........................           257
      9,900      CHITTENDEN CORP ................................           333
     25,456    * CHOICEPOINT, INC ...............................         1,070
     71,880      CHUBB CORP .....................................         5,566
     55,392      CINCINNATI FINANCIAL CORP ......................         2,188
  2,063,493      CITIGROUP, INC .................................       109,035
     19,248      CITIZENS BANKING CORP (MICHIGAN) ...............           563
      7,970    * CITIZENS, INC ..................................            55
      3,400      CITY BANK LYNNWOOD (WASHINGTON) ................            92
      6,921      CITY HOLDING CO ................................            90
     15,636      CITY NATIONAL CORP .............................           693
      3,429    * CLARK/BARDES, INC ..............................            76
     10,000    * CNA FINANCIAL CORP .............................           395
      9,518      CNA SURETY CORP ................................           133
      1,706      COASTAL BANCORP, INC ...........................            55
      1,911      COBIZ, INC .....................................            43
     45,119      COLONIAL BANCGROUP, INC ........................           649

      5,986      COLONIAL PROPERTIES TRUST ......................           184
      5,374    * COLUMBIA BANKING SYSTEM, INC ...................            69
     47,341      COMDISCO, INC ..................................            63
     73,193      COMERICA, INC ..................................         4,216
     11,462      COMMERCE BANCORP, INC ..........................           803
     25,803      COMMERCE BANCSHARES, INC .......................           952
     10,200      COMMERCE GROUP, INC ............................           375
     21,200      COMMERCIAL FEDERAL CORP ........................           490
     14,426      COMMERCIAL NET LEASE REALTY, INC ...............           206
      3,555      COMMONWEALTH BANCORP, INC ......................            64
      2,913      COMMUNITY BANK SYSTEM, INC .....................            82
      2,851      COMMUNITY BANKS, INC ...........................            85
     16,848      COMMUNITY FIRST BANKSHARES, INC ................           388
      4,234      COMMUNITY TRUST BANCORP, INC ...................           102
     52,493      COMPASS BANCSHARES, INC ........................         1,391
      5,000    * COMPUCREDIT CORP ...............................            55
      4,603      CONNECTICUT BANCSHARES, INC ....................           121
    118,505    * CONSECO, INC ...................................         1,618
     19,600      CORNERSTONE REALTY INCOME TRUST, INC ...........           227
      3,617      CORPORATE OFFICE PROPERTIES TRUST, INC .........            36
     10,320      CORRECTIONS CORP OF AMERICA ....................           165
      3,700      CORUS BANKSHARES, INC ..........................           223
     48,567      COUNTRYWIDE CREDIT INDUSTRIES, INC .............         2,228
     14,566      COUSINS PROPERTIES, INC ........................           391
      2,800      CPB, INC .......................................            83
     14,359      CRAWFORD & CO (CLASS B) ........................           258
      5,600    * CREDIT ACCEPTANCE CORP .........................            43
     38,500      CRESCENT REAL ESTATE EQUITIES CO ...............           946
      1,040    * CRESECENT OPERATING, INC .......................             1
      6,410    * CRESTLINE CAPITAL CORP .........................           199
      8,657      CROWN AMERICAN REALTY TRUST ....................            72
      7,800    * CSFBDIRECT .....................................            37
      7,500    * CSK AUTO CORP ..................................            62
     21,500      CULLEN/FROST BANKERS, INC ......................           728
      7,823      CVB FINANCIAL CORP .............................           150
      5,323      DELPHI FINANCIAL GROUP, INC (CLASS A) ..........           205
     20,930      DEVELOPERS DIVERSIFIED REALTY CORP .............           385
     46,500    * DIME BANCORP LITIGATION TRACKING WTS ...........            13
     34,605      DIME BANCORP, INC ..............................         1,289
      3,790      DIME COMMUNITY BANCSHARES ......................           129
     13,853      DORAL FINANCIAL CORP ...........................           475
      8,128      DOWNEY FINANCIAL CORP ..........................           384
     52,801      DUKE REALTY CORP ...............................         1,312
    103,876    * E*TRADE GROUP, INC .............................           670
      9,500      EAST WEST BANCORP, INC .........................           257
      6,500      EASTGROUP PROPERTIES, INC ......................           147
     24,200      EATON VANCE CORP ...............................           842
     32,733      EDWARDS (A.G.), INC ............................         1,473
      5,900    * ELECTRO RENT CORP ..............................            96
      5,600      ENTERTAINMENT PROPERTIES TRUST .................           102
    126,942      EQUITY OFFICE PROPERTIES TRUST .................         4,015
     54,791      EQUITY RESIDENTIAL PROPERTIES TRUST ............         3,098
      7,952      ERIE INDEMNITY CO (CLASS A) ....................           237
      5,878      ESSEX PROPERTY TRUST, INC ......................           291
      4,045      F & M BANCORP, INC (MARYLAND) ..................           121
     11,767      F & M NATIONAL CORP ............................           471
      9,631      FNB CORP .......................................           284
      2,300      FARMERS CAPITAL BANK CORP ......................            93
      3,953      FBL FINANCIAL GROUP, INC (CLASS A) .............            71
      3,306    * FEDERAL AGRICULTURAL MORTGAGE CORP .............           106
    418,075      FANNIE MAE .....................................        35,599
     14,604      FEDERAL REALTY INVESTMENT TRUST ................           303
     32,437      FEDERATED INVESTORS, INC (CLASS B) .............         1,044
    285,723      FREDDIE MAC ....................................        20,001
      6,448      FIDELITY BANKSHARES, INC .......................            93
     31,973      FIDELITY NATIONAL FINANCIAL, INC ...............           786
    200,822      FIFTH THIRD BANCORP ............................        12,059
      4,318    * FINANCIAL FEDERAL CORP .........................           125

                       SEE NOTES TO FINANCIAL STATEMENTS

34  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  FINANCIAL SERVICES--(CONTINUED)
      3,390      FINANCIAL INSTITUTIONS, INC ....................  $         76
     27,532      FIRST AMERICAN CORP ............................           521
     10,600      FIRST BANCORP (PUERTO RICO) ....................           286
      2,688      FIRST BANCORP (NORTH CAROLINA) .................            66
      3,800      FIRST BUSEY CORP ...............................            81
     12,900      FIRST CHARTER CORP .............................           242
      2,800      FIRST CITIZENS BANCSHARES, INC (CLASS A) .......           304
     24,122      FIRST COMMONWEALTH FINANCIAL CORP ..............           362
      3,290      FIRST COMMUNITY BANCSHARES .....................           103
      2,619      FIRST ESSEX BANCORP, INC .......................            65
      6,200      FIRST FEDERAL CAPITAL CORP .....................           100
     14,858      FIRST FINANCIAL BANCORP ........................           254
      4,421      FIRST FINANCIAL BANKSHARES, INC ................           137
      2,500      FIRST FINANCIAL CORP (INDIANA) .................           120
      5,500      FIRST FINANCIAL HOLDINGS, INC ..................           127
      3,200      FIRST INDIANA CORP .............................            83
      4,500      FIRST MERCHANTS CORP ...........................           108
     16,900      FIRST MIDWEST BANCORP, INC .....................           501
      4,900      FIRST NIAGARA FINANCIAL GROUP, INC .............            76
      6,301      FIRST PLACE FINANCIAL (OHIO) ...................            81
      4,346    * FIRST REPUBLIC BANK ............................           106
     10,970      FIRST SENTINEL BANCORP, INC ....................           149
      5,028      FIRST SOURCE CORP ..............................           141
     52,610      FIRST TENNESSEE NATIONAL CORP ..................         1,826
    402,451      FIRST UNION CORP ...............................        14,062
     18,919      FIRST VIRGINIA BANKS, INC ......................           891
      7,050    * FIRSTFED FINANCIAL CORP ........................           210
     32,225      FIRSTMERIT CORP ................................           851
      1,800      FLAGSTAR BANCORP, INC ..........................            38
    444,220      FLEETBOSTON FINANCIAL CORP .....................        17,524
      2,920      FLUSHING FINANCIAL CORP ........................            70
     22,711      FRANCHISE FINANCE CORP OF AMERICA ..............           570
     70,954      FRANKLIN RESOURCES, INC ........................         3,248
     24,400      FREMONT GENERAL CORP ...........................           159
      9,701    * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC
                   (CLASS A) ....................................            68
      7,000      FRONTIER FINANCIAL CORP ........................           196
     31,655      FULTON FINANCIAL CORP ..........................           648
      2,100    * GABELLI ASSET MANAGEMENT, INC (CLASS A) ........            86
      9,600      GABLES RESIDENTIAL TRUST .......................           288
     33,053      GALLAGHER (ARTHUR J.) & CO .....................           859
     19,794    * GARTNER, INC (CLASS A) .........................           218
     12,190    * GARTNER, INC (CLASS B) .........................           112
      3,254      GBC BANCORP ....................................            93
     21,700      GENERAL GROWTH PROPERTIES, INC .................           854
      3,681      GERMAN AMERICAN BANCORP ........................            58
      5,548      GLACIER BANCORP, INC ...........................           105
      8,175      GLENBOROUGH REALTY TRUST, INC ..................           158
      9,955      GLIMCHER REALTY TRUST ..........................           178
     11,400      GOLD BANC CORP, INC ............................            88
     13,600    * GOLDEN STATE BANCORP WTS .......................            18
     29,200      GOLDEN STATE BANCORP, INC ......................           899
     52,539      GOLDEN WEST FINANCIAL CORP .....................         3,375
      5,600      GREAT AMERICAN FINANCIAL RESOURCES .............           101
      5,013      GREAT LAKES REIT, INC ..........................            91
      2,328      GREAT SOUTHERN BANCORP, INC ....................            61
     17,600      GREATER BAY BANCORP ............................           440
     34,997      GREENPOINT FINANCIAL CORP ......................         1,344
      3,359      HANCOCK HOLDING CO .............................           144
      9,500      HARBOR FLORIDA BANCSHARES, INC .................           182
     11,959      HARLEYSVILLE GROUP, INC ........................           356
      3,821      HARLEYSVILLE NATIONAL CORP .....................           177
     97,135      HARTFORD FINANCIAL SERVICES GROUP, INC .........         6,644
     20,300      HCC INSURANCE HOLDINGS, INC ....................           497
     21,416      HEALTH CARE PROPERTY INVESTORS, INC ............           737
     11,868      HEALTH CARE REIT, INC ..........................           282
     16,800      HEALTHCARE REALTY TRUST, INC ...................           442

     17,680      HELLER FINANCIAL, INC (CLASS A) ................           707
     64,830      HIBERNIA CORP (CLASS A) ........................         1,154
     23,200      HIGHWOODS PROPERTIES, INC ......................           618
      5,600      HILB, ROGAL & HAMILTON CO ......................           245
      7,288      HOME PROPERTIES OF NEW YORK, INC ...............           219
     23,422      HOOPER HOLMES, INC .............................           240
     16,800      HORACE MANN EDUCATORS CORP .....................           362
     22,800      HOSPITALITY PROPERTIES TRUST ...................           650
     84,823      HOST MARRIOTT CORP (NEW) .......................         1,062
    190,255      HOUSEHOLD INTERNATIONAL, INC ...................        12,690
     53,400      HRPT PROPERTIES TRUST ..........................           520
     18,602      HUDSON CITY BANCORP, INC .......................           430
      6,264      HUDSON RIVER BANCORP, INC ......................           113
     21,611      HUDSON UNITED BANCORP ..........................           551
    102,871      HUNTINGTON BANCSHARES, INC .....................         1,682
      2,291      IBERIABANK CORP ................................            68
     25,800      INDEPENDENCE COMMUNITY BANK CORP ...............           509
      9,420      INDEPENDENT BANK CORP ..........................           209
     25,013    * INDYMAC BANCORP, INC ...........................           670
      9,460      INNKEEPERS U.S.A. TRUST ........................           113
      7,000    * INSIGNIA FINANCIAL GROUP, INC ..................            86
     13,119    * INSTINET GROUP, INC ............................           245
      3,100    * INSURANCE AUTO AUCTIONS, INC ...................            53
      7,050      INTEGRA BANK CORP ..............................           175
      6,835      INTERNATIONAL BANCSHARES CORP ..................           287
     12,972    * INVESTMENT TECHNOLOGY GROUP, INC ...............           652
     13,200      INVESTORS FINANCIAL SERVICES CORP ..............           884
      8,570      INVESTORS REAL ESTATE TRUST ....................            75
     12,000      IRT PROPERTY CO ................................           131
      3,747      IRWIN FINANCIAL CORP ...........................            94
     36,325      ISTAR FINANCIAL, INC ...........................         1,024
      9,668    * ITT EDUCATIONAL SERVICES, INC ..................           435
     13,650      JDN REALTY CORP ................................           186
      9,105      JEFFERIES GROUP, INC (NEW) .....................           295
     62,876      JEFFERSON-PILOT CORP ...........................         3,038
    126,252      JOHN HANCOCK FINANCIAL SERVICES, INC ...........         5,083
      2,700      JOHN NUVEEN CO (CLASS A) .......................           153
     12,100    * JONES LANG LASALLE, INC ........................           160
    814,208      JP MORGAN CHASE & CO ...........................        36,314
      5,500      JP REALTY, INC .................................           135
      2,500      KANSAS CITY LIFE INSURANCE CO ..................           100
    174,116      KEYCORP ........................................         4,536
     10,018      KILROY REALTY CORP .............................           292
     22,515      KIMCO REALTY CORP ..............................         1,066
     36,600    * KNIGHT TRADING GROUP, INC ......................           391
     10,900      KOGER EQUITY, INC ..............................           180
      7,685      KRAMONT REALTY TRUST ...........................           105
     52,699    * LA QUINTA PROPERTIES, INC ......................           273
     17,420    * LABRANCHE & CO, INC ............................           505
      4,514      LAKELAND BANCORP, INC ..........................            82
      7,340      LANDAMERICA FINANCIAL GROUP, INC ...............           234
     25,539      LEGG MASON, INC ................................         1,271
    101,446      LEHMAN BROTHERS HOLDINGS, INC ..................         7,887
     14,643      LEUCADIA NATIONAL CORP .........................           475
      7,300      LEXINGTON CORPORATE PROPERTIES TRUST ...........           113
      6,500      LIBERTY CORP ...................................           260
      5,700      LIBERTY FINANCIAL COS, INC .....................           185
     76,986      LINCOLN NATIONAL CORP ..........................         3,984
      9,350      LNR PROPERTY CORP ..............................           327
      7,760    * LOCAL FINANCIAL CORP ...........................           100
     34,272      M & T BANK CORP ................................         2,588
     12,800      MACERICH CO ....................................           317
     17,565      MACK-CALI REALTY CORP ..........................           500
      9,217      MAF BANCORP, INC ...............................           283
      3,918      MAIN STREET BANKS, INC .........................            69
      5,727      MANUFACTURED HOME COMMUNITIES, INC .............           161
      2,800    * MARKEL CORP ....................................           550
    112,959      MARSH & MCLENNAN COS, INC ......................        11,409

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  35

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  FINANCIAL SERVICES--(CONTINUED)
     42,226      MARSHALL & ILSLEY CORP .........................  $      2,276
      2,292    * MB FINANCIAL, INC ..............................            60
     60,796      MBIA, INC ......................................         3,385
    293,457      MBNA CORP ......................................         9,669
      4,500      MEDALLION FINANCIAL CORP .......................            46
    195,756      MELLON FINANCIAL CORP ..........................         9,005
     29,169      MERCANTILE BANKSHARES CORP .....................         1,141
     10,551      MERCURY GENERAL CORP ...........................           369
     14,000      MERISTAR HOSPITALITY CORP ......................           333
      1,461    * MERITAGE CORP ..................................            67
    342,466      MERRILL LYNCH & CO, INC ........................        20,291
    124,430      METROPOLITAN LIFE INSURANCE CO .................         3,855
        279    * MFN FINANCIAL CORP .............................             2
        324    * MFN FINANCIAL CORP WTS SERIES A 03/23/02 .......             0
        324    * MFN FINANCIAL CORP WTS SERIES B 03/23/03 .......             0
        324    * MFN FINANCIAL CORP WTS SERIES C 03/23/04 .......             0
      4,100      MGI PROPERTIES, INC (LIQUIDATING TRUST) ........             3
     38,669      MGIC INVESTMENT CORP ...........................         2,809
      2,873      MICROFINANCIAL, INC ............................            47
      5,235      MID ATLANTIC REALTY TRUST ......................            65
      6,298      MID-AMERICA APARTMENT COMMUNITIES, INC .........           161
      3,321      MID-AMERICA BANCORP ............................            96
      9,000      MID-STATE BANCSHARES ...........................           164
      1,400      MIDLAND CO .....................................            62
      2,381      MIDWEST BANC HOLDINGS, INC .....................            52
      6,252      MILLS CORP .....................................           154
      6,260      MISSION WEST PROPERTIES, INC ...................            76
      2,300      MISSISSIPPI VALLEY BANCSHARES, INC .............            92
     20,401      MONY GROUP, INC ................................           819
    456,378      MORGAN STANLEY DEAN WITTER & CO ................        29,313
      3,056      NATIONAL CITY BANCORP ..........................            92
    246,200      NATIONAL CITY CORP .............................         7,578
     84,420      NATIONAL COMMERCE FINANCIAL CORP ...............         2,057
      7,615      NATIONAL HEALTH INVESTORS, INC .................            78
      7,877      NATIONAL PENN BANCSHARES, INC ..................           159
        800    * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A) ...            96
     11,900    * NATIONSRENT, INC ...............................             5
      9,800      NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ...           428
     19,100      NATIONWIDE HEALTH PROPERTIES, INC ..............           386
      2,163      NBC CAPITAL CORP ...............................            64
      9,815      NBT BANCORP, INC ...............................           189
     10,200    * NETBANK, INC ...................................           115
     15,433      NEUBERGER BERMAN, INC ..........................         1,049
     35,767      NEW PLAN EXCEL REALTY TRUST ....................           547
     13,100    * NEXTCARD, INC ..................................           145
     66,311      NORTH FORK BANCORP, INC ........................         2,056
     80,906      NORTHERN TRUST CORP ............................         5,057
      5,900      NORTHWEST BANCORP, INC .........................            62
     12,723      NEW YORK COMMUNITY BANCORP, INC ................           479
      3,252      OCEANFIRST FINANCIAL CORP ......................            84
     14,500    * OCWEN FINANCIAL CORP ...........................           149
     22,921      OHIO CASUALTY CORP .............................           297
     24,990      OLD NATIONAL BANCORP ...........................           660
     48,586      OLD REPUBLIC INTERNATIONAL CORP ................         1,409
      2,379      OLD SECOND BANKCORP, INC .......................            79
      3,400      OMEGA FINANCIAL CORP ...........................           109
      3,533      ORIENTAL FINANCIAL GROUP, INC ..................            67
     11,200      PACIFIC CAPITAL BANCORP ........................           341
     33,300      PACIFIC CENTURY FINANCIAL CORP .................           859
      7,200      PACIFIC GULF PROPERTIES, INC ...................            35
      5,600      PACIFIC NORTHWEST BANCORP ......................           140
      8,786      PAN PACIFIC RETAIL PROPERTIES, INC .............           228
      4,781      PARK NATIONAL CORP .............................           490
      3,432      PARKWAY PROPERTIES, INC ........................           121
      2,429      PENNFED FINANCIAL SERVICES, INC ................            56
      4,800      PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ......           119
     10,500      PEOPLE'S BANK ..................................           245

      2,476      PEOPLES HOLDINGS CO ............................            82
      4,700      PFF BANCORP, INC ...............................           118
      2,800    * PHILADELPHIA CONSOLIDATED HOLDINGS CORP ........            97
      4,900    * PICO HOLDINGS, INC .............................            72
      6,700      PMA CAPITAL CORP (CLASS A) .....................           121
     18,174      PMI GROUP, INC .................................         1,321
    118,510      PNC FINANCIAL SERVICES GROUP, INC ..............         7,797
     55,814      POPULAR, INC ...................................         1,839
      2,767      PORT FINANCIAL CORP ............................            56
     16,033      POST PROPERTIES, INC ...........................           607
     12,620      PRENTISS PROPERTIES TRUST ......................           332
      9,100      PRESIDENTIAL LIFE CORP .........................           204
      3,500      PRIME GROUP REALTY TRUST .......................            47
      8,025    * PROASSURANCE CORP ..............................           138
     25,856      PROGRESSIVE CORP ...............................         3,495
     50,788      PROLOGIS TRUST .................................         1,154
      5,555      PROMISTAR FINANCIAL CORP .......................           133
      2,250      PROSPERITY BANCSHARES, INC .....................            54
     25,684      PROTECTIVE LIFE CORP ...........................           883
     11,222      PROVIDENT BANKSHARES CORP ......................           280
     11,907      PROVIDENT FINANCIAL GROUP, INC .................           392
    117,086      PROVIDIAN FINANCIAL CORP .......................         6,931
      4,599      PS BUSINESS PARKS, INC .........................           129
     37,064      PUBLIC STORAGE, INC ............................         1,099
      1,541    * QUAKER CITY BANCORP, INC .......................            45
      3,900      R & G FINANCIAL CORP (CLASS B) .................            63
     32,980      RADIAN GROUP, INC ..............................         1,334
     15,429      RAYMOND JAMES FINANCIAL, INC ...................           472
     12,200      REALTY INCOME CORP .............................           361
     13,691      RECKSON ASSOCIATES REALTY CORP .................           317
      2,077      REDWOOD TRUST, INC .............................            47
      9,495      REGENCY CENTERS CORP ...........................           241
     93,235      REGIONS FINANCIAL CORP .........................         2,984
      7,400      REINSURANCE GROUP OF AMERICA, INC ..............           280
     31,100      RELIANCE GROUP HOLDINGS, INC ...................             0
     18,142      REPUBLIC BANCORP, INC ..........................           252
      6,298      RESOURCE AMERICA, INC (CLASS A) ................            83
     11,300      RFS HOTEL INVESTORS, INC .......................           178
      9,885      RICHMOND COUNTY FINANCIAL CORP .................           371
      8,188      RIGGS NATIONAL CORP ............................           139
      2,707      RLI CORP .......................................           122
     27,335      ROSLYN BANCORP, INC ............................           719
     23,587      ROUSE CO .......................................           676
         65    * ROYAL BANK OF CANADA (NYSE) ....................             2
      9,669      S & T BANCORP, INC .............................           261
      2,254      S.Y. BANCORP, INC ..............................            77
     52,353      SAFECO CORP ....................................         1,544
      3,900      SANDY SPRING BANCORP, INC ......................           126
      3,200      SANTANDER BANCORP ..............................            63
      4,600      SAUL CENTERS, INC ..............................            87
    447,940      SCHWAB (CHARLES) CORP ..........................         6,853
      4,400      SCPIE HOLDINGS, INC ............................            89
      1,497      SEACOAST BANKING CORP OF FLORIDA ...............            52
     10,200      SEACOAST FINANCIAL SERVICES CORP ...............           166
      3,566      SECOND BANCORP, INC ............................            82
     29,200    * SECURITY CAPITAL GROUP, INC (CLASS B) ..........           625
     28,341      SEI INVESTMENTS CO .............................         1,343
     11,100      SELECTIVE INSURANCE GROUP, INC .................           296
      9,320      SENIOR HOUSING PROPERTIES TRUST ................           121
     17,900    * SILICON VALLEY BANCSHARES ......................           394
      2,980      SIMMONS FIRST NATIONAL CORP (CLASS A) ..........           100
     51,157      SIMON PROPERTY GROUP, INC ......................         1,533
      1,120      SJNB FINANCIAL CORP ............................            48
     34,401      SKY FINANCIAL GROUP, INC .......................           651
      9,100      SL GREEN REALTY CORP ...........................           276
     17,567      SOUTH FINANCIAL GROUP, INC .....................           332
    139,459      SOUTHTRUST CORP ................................         3,626
     10,582    * SOUTHWEST BANCORP OF TEXAS, INC ................           320

                       SEE NOTES TO FINANCIAL STATEMENTS

36  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  FINANCIAL SERVICES--(CONTINUED)
      5,793      SOUTHWEST SECURITIES GROUP, INC ................  $        120
    101,142      SOVEREIGN BANCORP, INC .........................         1,315
      5,900      SOVRAN SELF STORAGE, INC .......................           161
     24,656      SPIEKER PROPERTIES, INC ........................         1,478
      3,069      ST. FRANCIS CAPITAL CORP .......................            67
     87,952      ST. PAUL COS, INC ..............................         4,458
     12,900      STANCORP FINANCIAL GROUP, INC ..................           611
     81,451      STARWOOD HOTELS & RESORTS WORLDWIDE ............         3,036
      4,900      STATE AUTO FINANCIAL CORP ......................            80
    133,476      STATE STREET CORP ..............................         6,606
     12,631      STATEN ISLAND BANCORP, INC .....................           352
      3,236      STERLING BANCORP ...............................            99
      8,988      STERLING BANCSHARES, INC .......................           172
      4,606      STERLING FINANCIAL CORP ........................           107
      4,000    * STEWART INFORMATION SERVICES CORP ..............            78
     89,877      STILWELL FINANCIAL, INC ........................         3,016
      1,500    * STOCKWALK GROUP, INC ...........................             3
      6,293      STORAGE U.S.A., INC ............................           227
      2,000      STUDENT LOAN CORP ..............................           140
      2,428      SUFFOLK BANCORP ................................           109
     10,355      SUMMIT PROPERTIES, INC .........................           278
      6,114      SUN COMMUNITIES, INC ...........................           216
    103,349      SUNTRUST BANKS, INC ............................         6,695
     16,380      SUSQUEHANNA BANCSHARES, INC ....................           333
    100,677      SYNOVUS FINANCIAL CORP .........................         3,159
      8,850    * SYNTROLEUM CORP ................................            80
     43,005      T ROWE PRICE GROUP, INC ........................         1,608
     11,805      TAUBMAN CENTERS, INC ...........................           165
     32,237      TCF FINANCIAL CORP .............................         1,493
     18,200    * TD WATERHOUSE GROUP ............................           199
      5,621      TEXAS REGIONAL BANCSHRS, INC (CLASS A) .........           226
     89,051      THE GOLDMAN SACHS GROUP, INC ...................         7,641
      8,900      THORNBURG MORTGAGE, INC ........................           138
      2,683      TOMPKINS TRUSTCO, INC ..........................           106
     51,413      TORCHMARK CORP .................................         2,067
      6,100      TOWN & COUNTRY TRUST ...........................           124
     10,300    * TRAMMELL CROW CO ...............................           114
      5,739      TRANSATLANTIC HOLDINGS, INC ....................           703
      2,770    * TRIAD GUARANTY, INC ............................           111
      6,700      TRUST CO OF NEW JERSEY .........................           228
     25,640      TRUSTCO BANK CORP (NEW YORK) ...................           342
     18,848      TRUSTMARK CORP .................................           383
      7,343      TUCKER ANTHONY SUTRO CORP ......................           162
      7,330      U.S. RESTAURANT PROPERTIES, INC ................           109
      3,486      U.S.B. HOLDING CO, INC .........................            53
         11      UBS AG. (REGD) .................................             2
      7,800      UCBH HOLDINGS, INC .............................           237
     15,900    * UICI ...........................................           203
      6,494      UMB FINANCIAL CORP .............................           279
      5,910      UMPQUA HOLDINGS CORP ...........................            76
      4,287      UNB CORP (OHIO) ................................            79
     56,438      UNION PLANTERS CORP ............................         2,461
     21,751      UNIONBANCAL CORP ...............................           733
     16,719      UNITED BANKSHARES, INC .........................           448
     12,600      UNITED COMMUNITY FINANCIAL CORP ................           110
     41,907      UNITED DOMINION REALTY TRUST, INC ..............           601
      2,590      UNITED FIRE & CASULTY CO .......................            76
      6,249      UNITED NATIONAL BANCORP ........................           142
     15,229    * UNITED RENTALS, INC ............................           395
     31,800    * UNITEDGLOBALCOM, INC (CLASS A) .................           275
     18,800      UNITRIN, INC ...................................           722
     16,405    * UNIVERSAL AMERICAN FINANCIAL CORP ..............           102
      3,682      UNIVERSAL HEALTH REALTY INCOME TRUST ...........            80
     87,889      UNUMPROVIDENT CORP .............................         2,823
    781,565      U.S. BANCORP (NEW) .............................        17,812
     66,788      USA EDUCATION, INC .............................         4,876
      4,600      VALHI, INC .....................................            60

     32,032      VALLEY NATIONAL BANCORP ........................           908
        600      VALUE LINE, INC ................................            25
     10,009      VESTA INSURANCE GROUP, INC .....................           110
     25,900      VORNADO REALTY TRUST ...........................         1,011
     14,600      W HOLDING CO, INC ..............................           190
     86,225      WACHOVIA CORP ..................................         6,135
     31,955      WADDELL & REED FINANCIAL, INC (CLASS A) ........         1,015
     23,620      WASHINGTON FEDERAL, INC ........................           579
    359,808      WASHINGTON MUTUAL, INC .........................        13,511
     15,000      WASHINGTON REAL ESTATE INVESTMENT TRUST ........           355
      4,928      WASHINGTON TRUST BANCORP, INC ..................           108
     14,306      WAYPOINT FINANCIAL CORP ........................           180
     20,100      WEBSTER FINANCIAL CORP .........................           659
     11,534      WEINGARTEN REALTY INVESTORS ....................           506
    703,881      WELLS FARGO & CO ...............................        32,681
      7,500      WESBANCO, INC ..................................           188
        630      WESCO FINANCIAL CORP ...........................           219
      6,676      WEST COAST BANCORP (OREGON) ....................            85
     13,854      WESTAMERICA BANCORP ............................           544
      4,291      WESTCORP .......................................            91
      4,720      WESTFIELD AMERICA, INC .........................            76
      4,277    * WFS FINANCIAL, INC .............................           132
     10,900      WHITNEY HOLDING CORP ...........................           511
     11,821      WILMINGTON TRUST CORP ..........................           741
      5,757      WINSTON HOTELS, INC ............................            60
      2,775      WINTRUST FINANCIAL CORP ........................            69
     21,512    * WIT SOUNDVIEW GROUP, INC .......................            39
      4,869    * WORLD ACCEPTANCE CORP ..........................            45
      3,467      WSFS FINANCIAL CORP ............................            60
     62,789    * WYNDHAM INTERNATIONAL, INC (CLASS A) ...........           157
      3,900      ZENITH NATIONAL INSURANCE CORP .................           105
     37,758      ZIONS BANCORP ..................................         2,228
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                               955,444
                                                                   ------------
  HEALTH CARE--14.01%
      4,017    * AAIPHARMA, INC .................................            63
    635,234      ABBOTT LABORATORIES CO .........................        30,498
     31,503    * ABGENIX, INC ...................................         1,418
      6,100    * ABIOMED, INC ...................................           144
     10,499    * ACCREDO HEALTH, INC ............................           390
     14,487    * ACLARA BIOSCIENCES, INC ........................           112
     11,456    * ADOLOR CORP ....................................           247
     14,497    * ADVANCEPCS .....................................           929
      2,744    * ADVANCED NEUROMODULATION SYSTEMS, INC ..........            71
     26,100    * ADVANCED TISSUE SCIENCES, INC ..................           131
     57,983    * AETNA, INC (NEW) ...............................         1,500
     15,706    * AFFYMETRIX, INC ................................           346
      7,071    * AKSYS LTD ......................................            73
      7,800    * ALBANY MOLECULAR RESEARCH, INC .................           296
      6,300    * ALEXION PHARMACEUTICALS, INC ...................           151
     23,399    * ALKERMES, INC ..................................           821
     53,953      ALLERGAN, INC ..................................         4,613
      1,900    * ALLOS THERAPEUTICS, INC ........................             9
     10,700    * ALLSCRIPTS HEALTHCARE SOLUTIONS ................            96
     12,041      ALPHARMA, INC (CLASS A) ........................           328
     11,427    * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC .........           175
      2,655    * AMERICAN HEALTHWAYS, INC .......................           102
    539,070      AMERICAN HOME PRODUCTS CORP ....................        31,503
      9,468    * AMERIPATH, INC .................................           277
     19,917    * AMERISOURCE HEALTH CORP (CLASS A) ..............         1,101
    427,788    * AMGEN, INC .....................................        25,958
      7,973    * AMSURG CORP (CLASS A) ..........................           236
     21,941    * AMYLIN PHARMACEUTICALS, INC ....................           247
     23,884    * ANDRX GROUP ....................................         1,839
      5,540    * ANTIGENICS, INC ................................           109
      5,800    * APHTON CORP ....................................           127
     43,276    * APOGENT TECHNOLOGIES, INC ......................         1,065
     86,530      APPLERA CORP (APPLIED BIOSYSTEMS GROUP) ........         2,315
     24,700    * APPLERA CORP (CELERA GENOMICS GROUP) ...........           980

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  37

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  HEALTH CARE--(CONTINUED)
      6,633    * APPLIED MOLECULAR EVOLUTION ....................  $         83
     16,900    * APRIA HEALTHCARE GROUP, INC ....................           488
      6,115    * ARENA PHARMACEUTICALS, INC .....................           186
      9,600    * ARIAD PHARMACEUTICALS, INC .....................            49
      7,850    * ARQULE, INC ....................................           170
      6,014    * ARRAY BIOPHARMA, INC ...........................            55
      4,700      ARROW INTERNATIONAL, INC .......................           180
      8,300    * ARTHROCARE CORP ................................           217
      4,960    * ASPECT MEDICAL SYSTEMS, INC ....................            77
      4,200    * ASSISTED LIVING CONCEPTS, INC ..................             1
      6,182    * ATRIX LABORATORIES, INC ........................           147
      9,000    * ATS MEDICAL, INC ...............................           136
      8,654    * AURORA BIOSCIENCES CORP ........................           268
     23,585    * AVANIR PHARMACEUTICALS (CLASS A) ...............           149
     21,300    * AVANT IMMUNOTHERAPEUTICS, INC ..................           120
      5,779    * AVI BIOPHARMA, INC .............................            45
      7,000    * AVIGEN, INC ....................................           151
     10,600    * AVIRON .........................................           604
      1,900    * BACOU U.S.A., INC ..............................            54
     19,372      BARD (C.R.), INC ...............................         1,103
      7,842    * BARR LABORATORIES, INC .........................           552
     21,100      BAUSCH & LOMB, INC .............................           765
    242,949      BAXTER INTERNATIONAL, INC ......................        11,905
      2,200    * BAXTER INTERNATIONAL, INC CVR ..................             0
     22,752      BECKMAN COULTER, INC ...........................           928
    105,601      BECTON DICKINSON & CO ..........................         3,779
     55,429      BERGEN BRUNSWIG CORP (CLASS A) .................         1,065
     39,544    * BEVERLY ENTERPRISES, INC .......................           423
      3,333    * BIO-RAD LABORATORIES, INC (CLASS A) ............           166
     23,900    * BIO-TECHNOLOGY GENERAL CORP ....................           313
     60,911    * BIOGEN, INC ....................................         3,311
      7,400    * BIOMARIN PHARMACEUTICAL, INC ...................            98
     73,334      BIOMET, INC ....................................         3,524
      5,600    * BIOPURE CORP ...................................           148
      4,981    * BIOSITE DIAGNOSTICS, INC .......................           223
      3,400    * BONE CARE INTERNATIONAL, INC ...................            90
      3,221    * BORON, LEPORE & ASSOCIATES, INC ................            44
    128,811    * BOSTON SCIENTIFIC CORP .........................         2,190
    796,780      BRISTOL-MYERS SQUIBB CO ........................        41,672
      5,725    * BRITESMILE, INC ................................            60
     18,728    * BRUKER DALTONICS, INC ..........................           282
      8,598    * CALIPER TECHNOLOGIES CORP ......................           181
    182,448      CARDINAL HEALTH, INC ...........................        12,589
     12,500    * CARDIODYNAMICS INTERNATIONAL CORP ..............            67
     94,569    * CAREMARK RX, INC ...............................         1,556
     30,795    * CELGENE CORP ...................................           888
     14,200    * CELL GENESYS, INC ..............................           291
      9,600    * CELL PATHWAYS, INC .............................            61
     14,000    * CELL THERAPEUTICS, INC .........................           387
     18,322    * CEPHALON, INC ..................................         1,292
     10,173    * CERNER CORP ....................................           427
      4,100    * CERUS CORP .....................................           298
     15,655    * CHARLES RIVER LABORATORIES
                   INTERNATIONAL, INC ...........................           544
     35,795    * CHIRON CORP ....................................         1,826
     61,430      CIGNA CORP .....................................         5,886
      5,958    * CIMA LABS, INC .................................           468
      6,787    * CIPHERGEN BIOSYSTEMS, INC ......................            46
      2,600    * CLOSURE MEDICAL CORP ...........................            60
     11,500    * COHERENT, INC ..................................           416
      9,900    * COLUMBIA LABORATORIES, INC .....................            80
     15,955    * COMMUNITY HEALTH SYSTEMS .......................           471
     26,012    * COMPUTERIZED THERMAL IMAGING, INC ..............           129
      2,946    * CONCEPTUS, INC .................................            44
      6,000    * CONMED CORP ....................................           156
     12,300    * CONNETICS CORP .................................            93
      5,589      COOPER COS, INC ................................           287

     20,900    * COR THERAPEUTICS, INC ..........................           637
     17,021    * CORIXA CORP ....................................           291
      1,841    * CORVEL CORP ....................................            69
     24,250    * COVANCE, INC ...................................           549
     26,900    * COVENTRY HEALTH CARE, INC ......................           543
      6,350    * CRYOLIFE, INC ..................................           260
     10,867    * CUBIST PHARMACEUTICALS, INC ....................           413
     16,585    * CURAGEN CORP ...................................           604
     12,919    * CURIS, INC .....................................            62
      6,900    * CV THERAPEUTICS, INC ...........................           393
      7,800    * CYBERONICS, INC ................................           132
     10,200    * CYGNUS, INC ....................................           105
     32,000    * CYTOGEN CORP ...................................           173
     46,976    * CYTYC CORP .....................................         1,083
      5,000      DATASCOPE CORP .................................           230
     33,845    * DAVITA, INC ....................................           688
     12,490    * DECODE GENETICS, INC ...........................           154
      6,255    * DENDREON CORP ..................................           105
     12,750    * DENDRITE INTERNATIONAL, INC ....................            96
     18,400      DENTSPLY INTERNATIONAL, INC ....................           816
      9,294      DIAGNOSTIC PRODUCTS CORP .......................           309
      2,118    * DIANON SYSTEMS, INC ............................            96
      4,500    * DIGENE CORP ....................................           184
     10,159    * DIVERSA CORP ...................................           207
      8,705    * DURAMED PHARMACEUTICALS, INC ...................           156
      7,764    * DURECT CORP ....................................           101
      5,500    * DUSA PHARMACEUTICALS, INC ......................            79
      3,800    * DVI, INC .......................................            67
      7,876    * DYAX CORP ......................................           137
      1,800    * EBENX CORP .....................................             6
     17,910    * ECLIPSYS CORP ..................................           503
      8,150    * EDEN BIOSCIENCE CORP ...........................            81
     24,622    * EDWARDS LIFESCIENCES CORP ......................           649
     14,300      ELAN CORP CONTINGENT VALUE RIGHT ...............             3
          2    * ELAN CORP PLC (SPON ADR) .......................             0
      6,200    * EMISPHERE TECHNOLOGIES, INC ....................           180
      7,435    * ENDO PHARMACEUTICALS HOLDINGS, INC .............            66
      2,100    * ENDO PHARMACEUTICALS HOLDINGS, INC
                   WTS 12/31/02 .................................             1
      5,000    * ENDOCARE, INC ..................................            80
      7,000    * ENTREMED, INC ..................................           112
      8,487    * ENZO BIOCHEM, INC ..............................           291
     17,167    * ENZON, INC .....................................         1,073
      8,301    * ESPERION THERAPEUTICS, INC .....................            89
     13,740    * EXELIXIS, INC ..................................           261
     32,084    * EXPRESS SCRIPTS, INC ...........................         1,766
     35,532    * FIRST HEALTH GROUP CORP ........................           857
      2,199    * FIRST HORIZON PHARMACEUTICAL ...................            71
     22,400    * FISHER SCIENTIFIC INTERNATIONAL, INC ...........           650
     72,280    * FOREST LABORATORIES, INC .......................         5,132
      7,423    * GENAISSANCE PHARMACEUTICALS ....................           104
     10,900    * GENE LOGIC, INC ................................           238
      4,051    * GENENCOR INTERNATIONAL INC .....................            64
     89,959    * GENENTECH, INC .................................         4,957
      9,300    * GENOME THERAPEUTICS CORP .......................           138
      8,800    * GENTA, INC .....................................           118
     14,056    * GENZYME CORP (BIOSURGERY DIVISION) .............           116
     74,688    * GENZYME CORP (GENERAL DIVISION) ................         4,556
      6,143    * GENZYME-MOLECULAR ONCOLOGY .....................            83
      9,000    * GERON CORP .....................................           126
     38,831    * GILEAD SCIENCES, INC ...........................         2,260
    125,814    * GUIDANT CORP ...................................         4,529
      8,684    * GUILFORD PHARMACEUTICALS, INC ..................           295
      7,881    * HAEMONETICS CORP ...............................           240
    220,286      HCA-THE HEALTHCARE CO ..........................         9,955
    100,527    * HEALTH MANAGEMENT ASSOCIATES, INC ..............         2,115
     37,246    * HEALTH NET, INC ................................           648
    159,692    * HEALTHSOUTH CORP ...............................         2,550

                       SEE NOTES TO FINANCIAL STATEMENTS

38  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  HEALTH CARE--(CONTINUED)
      7,350    * HEMISPHERX BIOPHARMA, INC ......................  $         53
     18,408      HILLENBRAND INDUSTRIES, INC ....................         1,051
     51,587    * HUMAN GENOME SCIENCES, INC .....................         3,108
     67,075    * HUMANA, INC ....................................           661
      4,800    * HYSEQ, INC .....................................            55
     13,623    * I-MANY, INC ....................................           184
      6,800    * I-STAT CORP ....................................           100
     33,154      ICN PHARMACEUTICALS, INC .......................         1,052
     18,140    * ICOS CORP ......................................         1,161
      2,349    * ICU MEDICAL, INC ...............................            97
     44,831    * IDEC PHARMACEUTICALS CORP ......................         3,035
     13,700    * IDEXX LABORATORIES, INC ........................           428
      6,300    * IDX SYSTEMS CORP ...............................            76
      4,400    * IGEN INTERNATIONAL, INC ........................           114
     10,900    * ILEX ONCOLOGY, INC .............................           326
      7,562    * ILLUMINA, INC ..................................            89
     38,400    * IMATRON, INC ...................................            77
     23,232    * IMCLONE SYSTEMS, INC ...........................         1,227
     12,600    * IMMUNE RESPONSE CORP ...........................            60
    130,352    * IMMUNEX CORP ...................................         2,314
     16,000    * IMMUNOGEN, INC .................................           320
     15,293    * IMMUNOMEDICS, INC ..............................           327
      7,700    * IMPATH, INC ....................................           341
      6,643    * IMPAX LABORATORIES, INC ........................            81
    120,880      IMS HEALTH, INC ................................         3,445
      5,300    * INAMED CORP ....................................           150
     26,799    * INCYTE GENOMICS, INC ...........................           657
     16,500    * INHALE THERAPEUTIC SYSTEMS, INC ................           380
     13,978    * INKINE PHARMACEUTICAL CO., INC .................            68
     13,449    * INSMED, INC ....................................           121
      6,642    * INSPIRE PHARMACEUTICALS, INC ...................            93
      3,350    * INTEGRA LIFESCIENCES HOLDING ...................            73
     11,300    * INTEGRATED SILICON SOLUTION, INC ...............           157
      9,714    * INTERMUNE, INC .................................           346
     14,646    * INTERNEURON PHARMACEUTICALS, INC ...............           124
     12,496    * INTUITIVE SURGICAL, INC ........................           169
      8,462      INVACARE CORP ..................................           327
     10,730    * INVERNESS MEDICAL TECHNOLOGY, INC ..............           397
     21,428    * INVITROGEN CORP ................................         1,539
     13,070    * ISIS PHARMACEUTICALS, INC ......................           162
     64,400    * IVAX CORP ......................................         2,512
  1,217,020      JOHNSON & JOHNSON ..............................        60,851
      3,964    * KENDLE INTERNATIONAL, INC ......................            79
      5,105    * KERYX BIOPHARMACEUTICALS, INC ..................            54
     54,058    * KING PHARMACEUTICALS, INC ......................         2,906
      1,955    * KOS PHARMACEUTICALS, INC .......................            77
      5,608    * KOSAN BIOSCIENCES, INC .........................            43
      7,683    * KV PHARMACEUTICAL CO (CLASS B) .................           257
     13,022    * LA JOLLA PHARMACEUTICAL CO .....................           133
     19,481    * LABORATORY CORP OF AMERICA HOLDINGS ............         1,498
      3,267      LANDAUER, INC ..................................            98
     12,905    * LEXICON GENETICS, INC ..........................           161
     16,071    * LIFEPOINT HOSPITALS, INC .......................           712
     16,319    * LIGAND PHARMACEUTICALS, INC (CLASS A) ..........           184
    393,344      LILLY (ELI) & CO ...............................        29,107
     38,006    * LINCARE HOLDINGS, INC ..........................         1,141
      6,411    * LUMINEX CORP ...................................           128
        159    * LYNX THERAPEUTICS, INC .........................             1
      8,685    * MACROCHEM CORP (DELAWARE) ......................            77
      9,480    * MAGELLAN HEALTH SERVICES, INC ..................           121
     42,121    * MANOR CARE, INC ................................         1,337
      6,164    * MARTEK BIOSCIENCES CORP ........................           176
     10,800    * MATRIX PHARMACEUTICAL, INC .....................           113
      9,400    * MAXIM PHARMACEUTICALS, INC .....................            59
      4,700    * MAXIMUS, INC ...................................           188
     11,827    * MAXYGEN, INC ...................................           229
    116,760      MCKESSON HBOC, INC .............................         4,334

      2,990    * MED-DESIGN CORP ................................            90
     30,400    * MEDAREX, INC ...................................           714
      8,045    * MEDICINES CO ...................................           165
     12,400    * MEDICIS PHARMACEUTICAL CORP (CLASS A) ..........           657
     87,215    * MEDIMMUNE, INC .................................         4,117
      4,210    * MEDQUIST, INC ..................................           125
    495,711      MEDTRONIC, INC .................................        22,808
      8,800      MENTOR CORP ....................................           251
    940,385      MERCK & CO, INC ................................        60,100
      6,900    * MGI PHARMA, INC ................................            86
     18,100    * MID ATLANTIC MEDICAL SERVICES, INC .............           325
     89,149    * MILLENNIUM PHARMACEUTICALS, INC ................         3,172
     19,321      MILLIPORE CORP .................................         1,198
     18,887    * MINIMED, INC ...................................           907
      5,700    * MIRAVANT MEDICAL TECHNOLOGIES ..................            74
      6,800    * MOLECULAR DEVICES CORP .........................           136
     51,201      MYLAN LABORATORIES, INC ........................         1,440
      9,508    * MYRIAD GENETICS, INC ...........................           602
     14,800    * NABI ...........................................           118
      6,500    * NANOGEN, INC ...................................            44
      9,636    * NAPRO BIOTHERAPEUTICS, INC .....................            98
      3,336    * NATIONAL HEALTHCARE CORP .......................            59
      4,000    * NEOFORMA.COM, INC ..............................             3
      4,205    * NEOPHARM, INC ..................................           107
        494    * NEORX CORP .....................................             1
      4,600    * NEOSE TECHNOLOGIES, INC ........................           207
      9,800    * NEUROCRINE BIOSCIENCES, INC ....................           392
      5,031    * NEUROGEN CORP ..................................           115
     15,100   b* NEUROMEDICAL SYSTEMS, INC ......................             1
      3,400    * NEXELL THERAPEUTICS, INC .......................             7
      5,800    * NOVAVAX, INC ...................................            64
      9,039    * NOVEN PHARMACEUTICALS, INC .....................           354
      6,058    * NOVOSTE CORP ...................................           154
     11,112    * NPS PHARMACEUTICALS, INC .......................           447
      6,600    * OCULAR SCIENCES, INC ...........................           168
     33,805      OMNICARE, INC ..................................           683
      9,400    * ON ASSIGNMENT, INC .............................           169
      7,552    * ONYX PHARMACEUTICALS, INC ......................            91
      2,357    * OPTION CARE, INC ...............................            36
     10,492    * ORASURE TECHNOLOGIES, INC ......................           131
        689    * ORATEC INTERVENTIONS, INC ......................             6
     13,361    * ORCHID BIOSCIENCES, INC ........................           102
     14,250    * ORGANOGENESIS, INC .............................           105
     15,614    * ORTHODONTIC CENTERS OF AMERICA, INC ............           475
     14,260    * OSI PHARMACEUTICALS, INC .......................           750
     13,700      OWENS & MINOR, INC .............................           260
     40,417    * OXFORD HEALTH PLANS, INC .......................         1,156
     11,503    * PACIFICARE HEALTH SYSTEMS, INC .................           187
     26,014    * PACKARD BIOSCIENCE CO ..........................           216
      6,529    * PAIN THERAPEUTICS, INC .........................            50
     46,550      PALL CORP ......................................         1,095
      7,110    * PARADIGM GENETICS, INC .........................            64
     10,200    * PAREXEL INTERNATIONAL CORP .....................           199
     20,200    * PATTERSON DENTAL CO ............................           606
      8,186    * PEDIATRIX MEDICAL GROUP, INC ...................           272
     12,167    * PER-SE TECHNOLOGIES, INC .......................            99
        180    * PER SE TECHNOLOGIES, INC WTS 07/08/03 ..........             0
     34,400    * PEREGRINE PHARMACEUTICALS, INC .................            90
  2,588,116      PFIZER, INC ....................................       103,654
     16,000    * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ........           488
      7,096    * PHARMACEUTICAL RESOURCES, INC ..................           218
    533,547      PHARMACIA CORP .................................        24,516
      8,600    * PHARMACOPEIA, INC ..............................           206
      6,700    * PHARMACYCLICS, INC .............................           227
     22,274    * PHARMOS CORP ...................................            84
      2,000    * PHOTOGEN TECHNOLOGIES, INC .....................             4
      4,300    * POLYMEDICA CORP ................................           174
      6,864    * POSSIS MEDICAL, INC ............................            83

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  39

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  HEALTH CARE--(CONTINUED)
      7,971    * POZEN, INC .....................................  $        120
     20,669    * PRAECIS PHARMACEUTICALS, INC ...................           340
      5,570    * PRIORITY HEALTHCARE CORP (CLASS A) .............           158
      2,877    * PRIORITY HEALTHCARE CORP (CLASS B) .............            81
     10,100    * PROCURENET, INC ................................             2
      3,109    * PROFESSIONAL DETAILING, INC ....................           286
      3,263    * PROGENICS PHARMACEUTICALS ......................            62
     17,948    * PROTEIN DESIGN LABS, INC .......................         1,557
     13,000    * PROVINCE HEALTHCARE CO .........................           459
     29,525    * PSS WORLD MEDICAL, INC .........................           190
     28,190    * QUEST DIAGNOSTICS, INC .........................         2,110
     43,677    * QUINTILES TRANSNATIONAL CORP ...................         1,103
      5,647    * REGENERATION TECHNOLOGIES ......................            50
     10,100    * REGENERON PHARMACEUTICALS, INC .................           350
      6,100    * REHABCARE GROUP, INC ...........................           294
     19,800    * RENAL CARE GROUP, INC ..........................           651
     13,100    * RESMED, INC ....................................           662
     14,100    * RESPIRONICS, INC ...............................           420
      3,800    * RIBOZYME PHARMACEUTICALS, INC ..................            38
     10,602    * RIGEL PHARMACEUTICALS, INC .....................            90
      1,500    * RIGHTCHOICE MANAGED CARE, INC ..................            67
      9,038    * ROSETTA INPHARMATICS, INC ......................           140
      7,100    * SANGSTAT MEDICAL CORP ..........................           116
     13,967    * SCHEIN (HENRY), INC ............................           560
    600,062      SCHERING-PLOUGH CORP ...........................        21,746
     16,198    * SCIOS, INC .....................................           405
      3,802    * SELECT MEDICAL CORP ............................            76
     31,896    * SEPRACOR, INC ..................................         1,269
      7,544    * SEQUENOM, INC ..................................           106
      7,330    * SEROLOGICALS CORP ..............................           156
    118,693    * SERVICE CORP INTERNATIONAL .....................           755
     19,500    * SICOR, INC .....................................           450
      9,775    * SIERRA HEALTH SERVICES, INC ....................            69
      4,014    * SNGAMO BIOSCIENCES, INC ........................            59
      9,205    * SOLA INTERNATIONAL, INC ........................           130
      1,200    * SONIC INNOVATIONS, INC .........................             8
      3,833    * SONOSITE, INC ..................................            74
      2,050    * SPECIALTY LABORATORIES, INC ....................            78
     35,132    * ST. JUDE MEDICAL, INC ..........................         2,108
      5,482    * STERICYCLE, INC ................................           257
     26,597    * STERIS CORP ....................................           533
     38,500      STEWART ENTERPRISES, INC (CLASS A) .............           281
     55,138      STRYKER CORP ...................................         3,024
      7,038    * SUNRISE ASSISTED LIVING, INC ...................           185
      6,844    * SUPERGEN, INC ..................................           101
      5,300    * SURMODICS, INC .................................           312
     14,533    * SYBRON DENTAL SPECIALTIES, INC .................           298
      8,700    * SYNCOR INTERNATIONAL CORP ......................           270
      9,582    * TANOX, INC .....................................           302
     13,300    * TARGETED GENETICS CORP .........................            86
     17,300    * TECHNE CORP ....................................           562
      7,130    * TELIK INC ......................................            70
    132,959    * TENET HEALTHCARE CORP ..........................         6,859
     18,000    * TEXAS BIOTECHNOLOGY CORP .......................           151
     11,600    * THERAGENICS CORP ...............................           130
     11,527    * THORATEC CORP ..................................           179
     10,300    * TITAN PHARMACEUTICALS, INC .....................           309
      4,809    * TRANSGENOMIC, INC ..............................            91
      8,400    * TRANSKARYOTIC THERAPIES, INC ...................           247
     29,426    * TRIAD HOSPITALS, INC ...........................           867
     11,496    * TRIANGLE PHARMACEUTICALS, INC ..................            54
     14,917    * TRIGON HEALTHCARE, INC .........................           967
      7,200    * TRIMERIS, INC ..................................           361
      9,400    * TRIPATH IMAGING, INC ...........................            93
      7,715    * TULARIK, INC ...................................           199
      1,594    * TWINLAB CORP ...................................             4
      6,000    * UNITED THERAPEUTICS CORP .......................            80

    130,043      UNITEDHEALTH GROUP, INC ........................         8,030
     18,939      UNIVERSAL HEALTH SERVICES, INC .................           862
      3,759    * UROCOR, INC ....................................            59
      4,414    * UROLOGIX, INC ..................................            81
     38,450    * US ONCOLOGY, INC ...............................           342
     12,000    * VALENTIS, INC ..................................            75
     13,633    * VARIAN MEDICAL SYSTEMS, INC ....................           975
     12,685    * VARIAN, INC ....................................           410
     20,700    * VASOMEDICAL, INC ...............................            89
      3,400    * VAXGEN, INC ....................................            65
      4,900    * VENTANA MEDICAL SYSTEMS, INC ...................           154
     24,615      VENTAS, INC ....................................           270
      6,400    * VENTIV HEALTH, INC .............................           132
      5,672    * VERSICOR, INC ..................................            71
     24,714    * VERTEX PHARMACEUTICALS, INC ....................         1,223
      8,200    * VICAL, INC .....................................           115
     14,383    * VIDAMED, INC ...................................            87
     10,727    * VION PHARMACEUTICALS INC .......................            95
      7,230    * VIROPHARMA, INC ................................           246
     21,000    * VISX, INC ......................................           406
      2,400      VITAL SIGNS, INC ...............................            79
      1,437    * VYSIS INC ......................................            36
     53,466    * WATERS CORP ....................................         1,476
     43,387    * WATSON PHARMACEUTICALS, INC ....................         2,674
      3,778    * WATSON WYATT & CO HOLDINGS .....................            88
    106,525    * WEBMD CORP .....................................           746
     25,949    * WELLPOINT HEALTH NETWORKS, INC .................         2,445
      7,300      X-RITE, INC ....................................            65
      3,600    * ZOLL MEDICAL CORP ..............................            99
                                                                   ------------
                 TOTAL HEALTH CARE                                      709,021
                                                                   ------------
  OTHER--1.54%
      3,700    * 4KIDS ENTERTAINMENT, INC .......................            71
      7,043      ABM INDUSTRIES, INC ............................           262
      7,300    * ACACIA RESEARCH CORP ...........................           123
      2,750    * ACTRADE FINANCIAL TECH .........................            65
      7,548    * ADMINSTAFF, INC ................................           196
      7,200    * ADVO, INC ......................................           246
     16,900      ALEXANDER & BALDWIN, INC .......................           435
      2,826      AMBASSADORS INTERNATIONAL, INC .................            70
     10,100      BANTA CORP .....................................           296
      5,648    * BELL MICROPRODUCTS, INC ........................            68
     37,485      BLOCK (H&R), INC ...............................         2,420
      7,400      BRADY CORP (CLASS A) ...........................           267
      4,389    * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ..........           138
      8,600    * CAREER EDUCATION CORP ..........................           515
      4,500    * CDI CORP .......................................            76
    349,395    * CENDANT CORP ...................................         6,813
      6,956      CENTRAL PARKING CORP ...........................           130
     30,700    * CENTURY BUSINESS SERVICES, INC .................           166
     47,197      CINTAS CORP ....................................         2,183
      3,215    * CORINTHIAN COLLEGES, INC .......................           151
     14,132    * CORPORATE EXECUTIVE BOARD CO ...................           594
      5,000    * COSTAR GROUP, INC ..............................           132
     21,725      CRANE CO .......................................           673
      2,000      CURTISS-WRIGHT CORP ............................           107
      7,239    * DAISYTEK INTERNATIONAL CORP ....................           114
     23,352    * DEVRY, INC .....................................           843
     83,302      DOVER CORP .....................................         3,136
     32,927    * DUN & BRADSTREET CORP ..........................           929
     10,197    * EDISON SCHOOLS, INC ............................           233
      8,700    * EDUCATION MANAGEMENT CORP ......................           348
      4,700    * ESCO TECHNOLOGIES, INC .........................           142
     29,639    * EXULT, INC .....................................           505
      5,205    * FAIRCHILD CORP (CLASS A) .......................            36
      8,081    * FIRST CONSULTING GROUP, INC ....................            58
     16,200      FIRST INDUSTRIAL REALTY TRUST, INC .............           521
      4,800    * FORRESTER RESEARCH, INC ........................           108
     62,640      FORTUNE BRANDS, INC ............................         2,403

                       SEE NOTES TO FINANCIAL STATEMENTS

40  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  OTHER--(CONTINUED)
      7,570    * GENTIVA HEALTH SERVICES, INC ...................  $        136
     13,863    * GETTY IMAGES, INC ..............................           364
     12,528    * GTECH HOLDINGS CORP ............................           445
     12,000      HARLAND (JOHN H.) CO ...........................           280
          2      HAVAS ADVERTISING S.A. ADR .....................             0
      7,900    * HEIDRICK & STRUGGLES INTERNATIONAL, INC ........           161
    331,660      HONEYWELL INTERNATIONAL, INC ...................        11,605
      2,300    * HOTEL RESERVATIONS NETWORK, INC (CLASS A) ......           107
      7,700    * HOTJOBS.COM LTD ................................            69
     12,400    * INFOUSA, INC ...................................            74
      5,731    * ITRON, INC .....................................           109
     31,733      ITT INDUSTRIES, INC ............................         1,404
      6,900      KELLY SERVICES, INC (CLASS A) ..................           167
     15,500    * KORN/FERRY INTERNATIONAL .......................           240
     12,800    * LABOR READY, INC ...............................            67
     28,600      LIBERTY PROPERTY TRUST .........................           847
     56,825      LOEWS CORP .....................................         3,661
      2,300    * MANAGEMENT NETWORK GROUP, INC ..................            14
     31,089      MANPOWER, INC ..................................           930
      5,700      MATTHEWS INTERNATIONAL CORP (CLASS A) ..........           251
      3,300      MCGRATH RENTCORP ...............................            80
      4,300    * MEMBERWORKS, INC ...............................           100
     28,700    * METROMEDIA INTERNATIONAL GROUP, INC ............            94
     38,177    * MODIS PROFESSIONAL SERVICES, INC ...............           263
     64,547      MOODY'S CORP ...................................         2,162
      5,844    * MSC.SOFTWARE CORP ..............................           110
     16,900      NATIONAL SERVICE INDUSTRIES, INC ...............           381
     17,000    * NAVIGANT CONSULTING CO .........................           139
      7,472    * NCO GROUP, INC .................................           231
      4,716      NEW ENGLAND BUSINESS SERVICES, INC .............            91
      2,681    * NEW HORIZONS WORLDWIDE, INC ....................            40
      8,809    * OFFSHORE LOGISTICS, INC ........................           167
      2,000    * ORGANIC, INC ...................................             1
     21,496      PITTSTON CO ....................................           479
      6,298    * PREPAID LEGAL SERVICES, INC ....................           139
      5,499    * PROQUEST COMPANY ...............................           170
      2,600    * PROTECTION ONE, INC ............................             3
     12,689    * R.H. DONNELLEY CORP ............................           406
      9,857    * RENT-WAY, INC ..................................           107
      2,533    * RIGHT MANAGEMENT CONSULTANTS ...................            66
     63,189    * ROBERT HALF INTERNATIONAL, INC .................         1,573
      6,375      ROLLINS, INC ...................................           127
      6,325    * SCHOOL SPECIALTY, INC ..........................           164
    122,785      SERVICEMASTER CO ...............................         1,473
        218    * SOURCE INFORMATION MANAGEMENT CO ...............             1
     25,700    * SPHERION CORP ..................................           230
      5,300      STANDARD REGISTER CO ...........................            98
      5,800      STANDEX INTERNATIONAL CORP .....................           137
      2,900    * STARTEK, INC ...................................            66
      2,383      STRAYER EDUCATION, INC .........................           116
      8,900    * SYMYX TECHNOLOGIES, INC ........................           234
      3,233      TALX CORP ......................................           129
      3,200    * TEJON RANCH CO .................................            87
     12,500    * TELETECH HOLDINGS, INC .........................           112
     51,700    * TERREMARK WORLDWIDE, INC .......................            78
     49,176      TEXTRON, INC ...................................         2,707
     32,239    * TMP WORLDWIDE, INC .............................         1,934
      3,947    * TRAVELOCITY.COM, INC ...........................           121
     31,200    * U.S. INDUSTRIES, INC ...........................           128
      3,282      UNIFIRST CORP ..................................            62
      6,000    * UNIROYAL TECHNOLOGY CORP .......................            51
     13,100    * UNITED STATIONERS, INC .........................           413
    192,917      UNITED TECHNOLOGIES CORP .......................        14,133
     19,848      VALSPAR CORP ...................................           705
     34,179      VIAD CORP ......................................           902
      5,800    * WACKENHUT CORP (CLASS A) .......................           100
      3,392    * WACKENHUT CORRECTIONS CORP .....................            44

     12,900      WALTER INDUSTRIES, INC .........................           154
        410   b* WORLDWIDE XCEED GROUP, INC .....................             0
                                                                   ------------
                 TOTAL OTHER                                             77,812
                                                                   ------------
  PRODUCER DURABLES--5.93%
     12,803    * ACTIVE POWER, INC ..............................           214
        545    * ACTUANT CORP (CLASS A) .........................             9
     26,830      AGCO CORP ......................................           245
     55,057    * ALLIED WASTE INDUSTRIES, INC ...................         1,028
      4,100      AMERICAN STATES WATER CO .......................           139
     31,732      AMERICAN WATER WORKS CO, INC ...................         1,046
     13,600      AMETEK, INC ....................................           415
      7,781      APPLIED INDUSTRIAL TECHNOLOGIES, INC ...........           147
      6,300    * ASTEC INDUSTRIES, INC ..........................           109
     40,569    * AXCELIS TECHNOLOGIES, INC ......................           600
      9,766      BALDOR ELECTRIC CO .............................           209
     11,392    * BEACON POWER CORP ..............................            79
     10,886    * BLOUNT INTERNATIONAL, INC ......................            27
     11,244      BMC INDUSTRIES, INC ............................            67
      9,000      BRIGGS & STRATTON CORP .........................           379
      7,200    * BROOKS AUTOMATION, INC .........................           332
      5,607      CALIFORNIA WATER SERVICE GROUP .................           144
      7,700    * CASELLA WASTE SYSTEMS, INC (CLASS A) ...........            96
      5,269    * CATAYTICA ENERGY SYSTEMS .......................           114
    140,740      CATERPILLAR, INC ...............................         7,044
      3,515      CIRCOR INTERNATIONAL, INC ......................            63
     13,034    * COGNEX CORP ....................................           441
      8,500    * COINSTAR, INC ..................................           189
      4,287      CONECTIV, INC (CLASS A) ........................            84
      4,109    * CONSOLIDATED GRAPHICS, INC .....................            70
     35,902      COOPER INDUSTRIES, INC .........................         1,421
      3,324    * COORSTEK, INC ..................................           125
     20,600    * COVANTA ENERGY CORP ............................           380
     13,795      CUMMINS, INC ...................................           534
      6,700    * CUNO, INC ......................................           201
     96,192      DEERE & CO .....................................         3,641
     17,625    * DYCOM INDUSTRIES, INC ..........................           404
     28,245      EATON CORP .....................................         1,980
    175,691      EMERSON ELECTRIC CO ............................        10,629
      5,260    * EMEX CORP ......................................            57
     18,900      FEDERAL SIGNAL CORP ............................           444
      5,347    * FLOW INTERNATIONAL CORP ........................            58
     15,705    * FLOWSERVE CORP .................................           483
      1,800      FRANKLIN ELECTRIC CO, INC ......................           137
     10,827    * FUELCELL ENERGY, INC ...........................           250
      5,200    * GARDNER DENVER, INC ............................           107
     16,834      GATX CORP ......................................           675
  4,071,883      GENERAL ELECTRIC CO ............................       198,504
      4,900    * GENLYTE GROUP, INC .............................           151
      3,008    * GLOBAL POWER EQUIPMENT GROUP, INC ..............            88
      3,015      GORMAN-RUPP CO .................................            73
     30,861      GRAINGER (W.W.), INC ...........................         1,270
     10,091    * H POWER CORP ...................................            98
     16,500      HARSCO CORP ....................................           448
      9,398    * HEADWATERS, INC ................................           150
     19,803      HUBBELL, INC (CLASS B) .........................           574
        304    * IBIS TECHNOLOGY CORP ...........................             3
     12,600      IDEX CORP ......................................           428
     95,216      ILLINOIS TOOL WORKS, INC .......................         6,027
     61,753      INGERSOLL-RAND CO ..............................         2,544
      7,100    * IONICS, INC ....................................           224
     16,300      JLG INDUSTRIES, INC ............................           201
     11,377      KAYDON CORP ....................................           292
     12,714      KENNAMETAL, INC ................................           469
      2,000      LAWSON PRODUCTS, INC ...........................            59
     12,903      LINCOLN ELECTRIC HOLDINGS, INC .................           329
      4,800      LINDSAY MANUFACTURING CO .......................            91
      7,444    * LITTELFUSE, INC ................................           199
      9,000    * MAGNA ENTERTAINMENT CORP (CLASS A) .............            58

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  41

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  PRODUCER DURABLES--(CONTINUED)
      8,362    * MAGNETEK, INC ..................................  $        105
     10,050      MANITOWOC CO, INC ..............................           296
      4,099    * MAXWELL TECHNOLOGIES, INC ......................            91
      9,500    * MECHANICAL TECHNOLOGY, INC .....................            68
      6,715      MILACRON, INC ..................................           105
      3,400      MINE SAFETY APPLIANCES CO ......................           116
    162,408      MINNESOTA MINING & MANUFACTURING CO ............        18,531
      2,600      NACCO INDUSTRIES, INC (CLASS A) ................           203
     11,600    * NATIONAL INSTRUMENTS CORP ......................           376
     24,700    * NAVISTAR INTERNATIONAL CORP ....................           695
     26,804    * NEWPARK RESOURCES, INC .........................           298
     14,437      NEWPORT NEWS SHIPBUILDING, INC .................           884
      4,698      NN, INC ........................................            48
      9,466      NORDSON CORP ...................................           221
     26,067      PACCAR, INC ....................................         1,340
     47,912      PARKER HANNIFIN CORP ...........................         2,033
      6,805    * PEMSTAR, INC ...................................           100
     18,914      PHILADELPHIA SUBURBAN CORP .....................           482
      5,300    * PHOTON DYNAMICS, INC ...........................           143
    101,210      PITNEY BOWES, INC ..............................         4,263
      3,500    * PLUG POWER, INC ................................            75
     21,600    * POWER-ONE, INC .................................           359
      9,961    * QUANTA SERVICES, INC ...........................           220
      7,295    * RAYOVAC CORP ...................................           155
      8,097      REGAL-BELOIT CORP ..............................           168
     69,937    * REPUBLIC SERVICES, INC (CLASS A) ...............         1,388
      3,300      ROBBINS & MYERS, INC ...........................            93
     63,344      ROCKWELL INTERNATIONAL CORP ....................         2,415
     11,914      ROPER INDUSTRIES, INC ..........................           497
      4,628    * SAGE, INC ......................................            72
      4,158      SAUER-DANFOSS, INC .............................            39
      2,477    * SEQUA CORP (CLASS A) ...........................           113
        800      SJW CORP .......................................            68
      3,961    * SPS TECHNOLOGIES, INC ..........................           188
        100      STARRETT (L.S.) CO (CLASS A) ...................             2
     10,197      STEWART & STEVENSON SERVICES, INC ..............           337
        522    * SUPERCONDUCTOR TECHNOLOGIES, INC ...............             3
      6,400      TECUMSEH PRODUCTS CO (CLASS A) .................           317
     13,804      TELEFLEX, INC ..................................           607
      3,700      TENNANT CO .....................................           148
     10,460    * TEREX CORP .....................................           222
     15,112    * TETRA TECH, INC ................................           411
      4,871    * TETRA TECHNOLOGIES, INC ........................           119
     74,323    * THERMO ELECTRON CORP ...........................         1,637
      3,700    * THERMO FIBERTEK, INC ...........................            11
     24,305      THOMAS & BETTS CORP ............................           536
     20,263      TIMKEN CO ......................................           343
      4,700      TORO CO ........................................           211
      2,132    * TRC COS, INC ...................................            86
      4,127    * TRIKON TECHNOLOGIES INC ........................            58
     15,200      TRINITY INDUSTRIES, INC ........................           312
     19,200    * UNOVA, INC .....................................           132
     13,100    * VALENCE TECHNOLOGY, INC ........................            84
      6,700      VALMONT INDUSTRIES, INC ........................           122
     12,154      WABTEC CORP ....................................           182
     11,003    * WASTE CONNECTIONS, INC .........................           396
    256,547      WASTE MANAGEMENT, INC ..........................         7,907
      6,900      WATTS INDUSTRIES, INC (CLASS A) ................           117
    273,532      XEROX CORP .....................................         2,618
      8,813    * XICOR INC ......................................            98
                                                                   ------------
                 TOTAL PRODUCER DURABLES                                300,360
                                                                   ------------

  TECHNOLOGY--19.62%
      5,500    * 24/7 MEDIA, INC ................................             2
    142,040    * 3COM CORP ......................................           675
      3,287    * 3D SYSTEMS CORP ................................            56
     13,600    * 3DO CO .........................................            99
      9,500    * ACCRUE SOFTWARE, INC ...........................             5
      4,500    * ACT MANUFACTURING, INC .........................            49
      9,100    * ACTEL CORP .....................................           223
     78,157    * ACTERNA CORP ...................................           860
      7,076    * ACTIVISION, INC ................................           278
     17,004    * ACTUATE CORP ...................................           162
     36,431    * ACXIOM CORP ....................................           477
     40,950    * ADAPTEC, INC ...................................           407
     14,400    * ADAPTIVE BROADBAND CORP ........................             5
    320,315    * ADC TELECOMMUNICATIONS, INC ....................         2,114
      3,900    * ADE CORP .......................................            74
     98,648      ADOBE SYSTEMS, INC .............................         4,636
      8,700    * ADTRAN, INC ....................................           178
     21,700    * ADVANCED DIGITAL INFORMATION CORP ..............           375
      7,543    * ADVANCED ENERGY INDUSTRIES, INC ................           311
     32,200    * ADVANCED FIBRE COMMUNICATIONS, INC .............           676
    129,501    * ADVANCED MICRO DEVICES, INC ....................         3,740
     11,300    * ADVENT SOFTWARE, INC ...........................           718
     24,600    * AEROFLEX, INC ..................................           258
      9,100    * AETHER SYSTEMS, INC ............................            81
     15,140    * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ....         1,089
      2,000    * AGENCY.COM LTD .................................             6
    245,925    * AGERE SYSTEMS, INC (CLASS A) ...................         1,844
     10,600    * AGILE SOFTWARE CORP ............................           180
    187,194    * AGILENT TECHNOLOGIES, INC ......................         6,084
        600    * AIRNET COMMUNICATION CORP ......................             1
     28,146    * AKAMAI TECHNOLOGIES, INC .......................           258
     10,800    * ALLIANCE SEMICONDUCTOR CORP ....................           130
      3,377    * ALLOY ONLINE, INC ..............................            48
     17,796    * ALPHA INDUSTRIES, INC ..........................           526
    149,148    * ALTERA CORP ....................................         4,325
      9,100    * AMERICA ONLINE LATIN AMERICA ...................            82
     17,225    * AMERICAN MANAGEMENT SYSTEMS, INC ...............           407
     66,914    * AMERICAN POWER CONVERSION CORP .................         1,054
      8,300    * AMERICAN SUPERCONDUCTOR CORP ...................           214
     49,997    * AMKOR TECHNOLOGY, INC ..........................         1,105
     17,057    * AMPHENOL CORP (CLASS A) ........................           683
     12,400    * ANADIGICS, INC .................................           285
    140,237    * ANALOG DEVICES, INC ............................         6,065
      2,600      ANALOGIC CORP ..................................           118
      9,200    * ANAREN MICROWAVE, INC ..........................           184
     33,887    * ANDREW CORP ....................................           625
     10,516    * ANIXTER INTERNATIONAL, INC .....................           323
      2,495    * ANSOFT CORP ....................................            42
     14,100    * ANSWERTHINK, INC ...............................           141
      5,858    * ANSYS, INC .....................................           110
      9,500    * ANTEC CORP .....................................           118
      8,600    * APAC CUSTOMER SERVICES, INC ....................            27
      2,266    * APERIAN, INC ...................................             2
      6,900    * APPIANT TECHNOLOGY, INC ........................            17
    143,037    * APPLE COMPUTER, INC ............................         3,326
    332,212    * APPLIED MATERIALS, INC .........................        16,312
    116,842    * APPLIED MICRO CIRCUITS CORP ....................         2,010
     10,564    * ARBITRON, INC ..................................           255
      7,163    * AREMISSOFT CORP ................................           116
     88,519    * ARIBA, INC .....................................           487
     40,476    * ARROW ELECTRONICS, INC .........................           983
     22,700    * ART TECHNOLOGY GROUP, INC ......................           132
     13,500    * ARTESYN TECHNOLOGIES, INC ......................           174
     10,834    * ASIAINFO HOLDINGS, INC .........................           214
         11    * ASM LITHOGRAPHY HOLD (NEW YORK) (REGD) .........             0
     21,400    * ASPECT COMMUNICATIONS CORP .....................           150
     12,700    * ASPEN TECHNOLOGY, INC ..........................           307
      4,933    * ASTROPOWER, INC ................................           257
     13,320    * ASYST TECHNOLOGIES, INC ........................           180
    166,003    * ATMEL CORP .....................................         2,239
     11,048    * ATMI, INC ......................................           331
      6,100    * AUDIOVOX CORP (CLASS A) ........................            68
     18,513    * AUSPEX SYSTEMS, INC ............................           132

                       SEE NOTES TO FINANCIAL STATEMENTS

42  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TECHNOLOGY--(CONTINUED)
     22,083      AUTODESK, INC ..................................  $        824
    255,859      AUTOMATIC DATA PROCESSING, INC .................        12,716
     11,824    * AVANEX CORP ....................................           115
     15,500    * AVANT! CORP ....................................           206
    116,321    * AVAYA, INC .....................................         1,594
      1,000    * AVENUE A, INC ..................................             1
     40,095      AVERY DENNISON CORP ............................         2,047
     20,138    * AVICI SYSTEMS, INC .............................           173
     11,000    * AVID TECHNOLOGY, INC ...........................           173
     48,158      AVNET, INC .....................................         1,080
     18,306    * AVOCENT CORP ...................................           416
     21,510      AVX CORP .......................................           452
      6,900    * AWARE, INC .....................................            62
      8,200    * AXT, INC .......................................           219
          5    * AZTEC TECHNOLOGY PARTNERS, INC .................             0
      4,734    * BARRA, INC .....................................           185
    124,237    * BEA SYSTEMS, INC ...............................         3,815
      4,394      BEI TECHNOLOGIES, INC ..........................           119
      3,500      BEL FUSE, INC (CLASS B) ........................           116
     10,100      BELDEN, INC ....................................           270
      8,141    * BENCHMARK ELECTRONICS, INC .....................           198
     22,356    * BISYS GROUP, INC ...............................         1,319
      8,000    * BLACK BOX CORP .................................           539
     94,551    * BMC SOFTWARE, INC ..............................         2,131
     20,053    * BORLAND SOFTWARE CORP ..........................           313
      6,156    * BOSTON COMMUNICATIONS GROUP ....................            89
          6    * BOTTOMLINE TECHNOLOGIES, INC ...................             0
      3,500    * BRAUN CONSULTING, INC ..........................            28
     20,500    * BRIGHTPOINT, INC ...............................            59
      6,300    * BRIO TECHNOLOGY, INC ...........................            46
     77,672    * BROADCOM CORP (CLASS A) ........................         3,321
     81,500    * BROADVISION, INC ...............................           408
     87,397    * BROCADE COMMUNICATIONS SYSTEMS, INC ............         3,845
      4,800    * BSQUARE CORP ...................................            50
     10,844      C&D TECHNOLOGIES, INC ..........................           336
     11,100    * C-COR.NET CORP .................................           133
     18,100    * CABLE DESIGN TECHNOLOGIES CORP .................           292
     75,614    * CABLETRON SYSTEMS, INC .........................         1,728
      7,000    * CACHEFLOW, INC .................................            35
      3,906    * CACI INTERNATIONAL, INC (CLASS A) ..............           184
    101,920    * CADENCE DESIGN SYSTEMS, INC ....................         1,899
        700    * CAIS INTERNET, INC .............................             1
      2,300    * CALICO COMMERCE, INC ...........................             1
        433    * CALIFORNIA AMPLIFIER, INC ......................             2
     22,100    * CAMBRIDGE TECHNOLOGY PARTNERS, INC .............            78
      3,668    * CAMINUS CORP ...................................            99
      6,900    * CARREKER CORP ..................................           148
      4,000    * CARRIER ACCESS CORP ............................            24
      6,164    * CASINO DATA SYSTEMS ............................            57
      1,935    * CATAPULT COMMUNICATIONS CORP ...................            44
      4,800    * CELERITEK, INC .................................            72
     10,228    * CENTILLIUM COMMUNICATIONS, INC .................           253
      8,713    * CENTRA SOFTWARE, INC ...........................           148
     52,424    * CERIDIAN CORP (NEW) ............................         1,005
     24,645    * CHECKFREE CORP .................................           864
     12,000    * CHECKPOINT SYSTEMS, INC ........................           214
     13,287    * CHIPPAC, INC ...................................           139
      2,500    * CHORDIANT SOFTWARE, INC ........................             8
     18,000    * CIBER, INC .....................................           171
    133,867    * CIENA CORP .....................................         5,087
     26,718    * CIRRUS LOGIC, INC ..............................           615
  2,984,246    * CISCO SYSTEMS, INC .............................        54,313
     75,686    * CITRIX SYSTEMS, INC ............................         2,641
      9,601    * CLARENT CORP ...................................            88
        116    * CLARUS CORP ....................................             1
      7,053    * CLICK COMMERCE, INC ............................            63
      3,600    * CLICK2LEARN, INC ...............................             6

     97,944    * CMGI, INC ......................................           294
     46,371    * CNET NETWORKS, INC .............................           603
      2,600    * COGNIZANT TECHNOLOGY SOLUTIONS CORP ............           110
      8,400      COHU, INC ......................................           189
     81,720    * COMMERCE ONE, INC ..............................           477
     20,333    * COMMSCOPE, INC .................................           478
    697,201      COMPAQ COMPUTER CORP ...........................        10,800
    186,772      COMPUTER ASSOCIATES INTERNATIONAL, INC .........         6,724
     12,300    * COMPUTER NETWORK TECHNOLOGY CORP ...............           131
     65,744    * COMPUTER SCIENCES CORP .........................         2,275
    135,800    * COMPUWARE CORP .................................         1,900
      1,500      COMPX INTERNATIONAL, INC .......................            18
     70,239    * COMVERSE TECHNOLOGY, INC .......................         4,011
     10,100    * CONCORD CAMERA CORP ............................            60
     99,389    * CONCORD EFS, INC ...............................         5,169
     22,741    * CONCURRENT COMPUTER CORP .......................           159
      3,228      CONESTOGA ENTERPRISES, INC .....................            95
    101,310    * CONEXANT SYSTEMS, INC ..........................           907
      4,200    * CONVERA CORP ...................................            21
      2,000   b* CONVERGENT COMMUNICATIONS, INC .................             0
     69,952    * CONVERGYS CORP .................................         2,116
     18,700    * COPPER MOUNTAIN NETWORKS, INC ..................            77
        614    * CORECOMM LTD ...................................             0
      1,600    * CORILLIAN CORP .................................             6
    381,515      CORNING, INC ...................................         6,375
    103,877    * CORVIS CORP ....................................           456
     35,750    * COSINE COMMUNICATIONS, INC .....................            80
     69,950    * COVAD COMMUNICATIONS GROUP, INC ................            71
      9,408    * COVANSYS CORP ..................................           106
     21,800    * CREDENCE SYSTEMS CORP ..........................           528
     29,790    * CREE, INC ......................................           779
      3,500    * CROSSROADS SYSTEMS, INC ........................            23
     19,121    * CSG SYSTEMS INTERNATIONAL, INC .................         1,085
     11,512      CTS CORP .......................................           236
      2,200      CUBIC CORP .....................................            69
      8,500    * CYLINK CORP ....................................             5
     12,700    * CYMER, INC .....................................           321
     48,480    * CYPRESS SEMICONDUCTOR CORP .....................         1,156
      2,300    * CYSIVE, INC ....................................             7
      5,595    * DAKTRONICS, INC ................................            86
      1,300    * DALEEN TECHNOLOGIES, INC .......................             1
      4,700    * DATA RETURN CORP ...............................             8
      6,400    * DATASTREAM SYSTEMS, INC ........................            48
     16,782    * DDI CORP .......................................           336
     11,058    * DELIA*S CORP (CLASS A) .........................            88
    926,757    * DELL COMPUTER CORP .............................        24,235
        300    * DELTATHREE, INC ................................             0
     28,958      DELUXE CORP ....................................           837
      8,500    * DIAMONDCLUSTER INTERNATIONAL, INC ..............           108
     29,340      DIEBOLD, INC ...................................           943
      9,500    * DIGEX, INC .....................................           124
      4,300    * DIGIMARC CORP ..................................           104
      6,500    * DIGITAL COURIER TECHNOLOGIES, INC ..............             2
      8,700    * DIGITAL INSIGHT CORP ...........................           192
     33,698    * DIGITAL ISLAND, INC ............................           115
      4,600    * DIGITAL LIGHTWAVE, INC .........................           170
      1,600    * DIGITALTHINK, INC ..............................            11
      3,400    * DIGITAS, INC ...................................            15
     10,600    * DITECH COMMUNICATIONS CORP .....................            79
     39,456    * DIVINE INC (CLASS A) ...........................            83
     30,500    * DMC STRATEX NETWORKS, INC ......................           305
     14,963    * DOCENT, INC ....................................           150
     14,100    * DOCUMENTUM, INC ................................           182
      4,200    * DOT HILL SYSTEMS CORP ..........................             8
     47,138    * DOUBLECLICK, INC ...............................           658
      1,600    * DSET CORP ......................................             1
      9,663    * DSP GROUP, INC .................................           207
     27,912    * DST SYSTEMS, INC ...............................         1,471

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  43

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TECHNOLOGY--(CONTINUED)
      1,978    * DUPONT PHOTOMASKS, INC .........................  $         95
     25,307    * E.PIPHANY, INC .................................           257
     28,699    * EARTHLINK, INC .................................           405
     15,300    * EASYLINK SERVICES CORP .........................             8
     57,573    * EBAY, INC ......................................         3,943
      9,000    * ECHELON CORP ...................................           277
      3,393      EDO CORP .......................................            54
     18,873    * EFUNDS CORP ....................................           351
      9,250    * ELANTEC SEMICONDUCTOR, INC .....................           313
     11,300    * ELECTRO SCIENTIFIC INDUSTRIES, INC .............           431
      8,700    * ELECTROGLAS, INC ...............................           154
     50,222    * ELECTRONIC ARTS, INC ...........................         2,908
    191,758      ELECTRONIC DATA SYSTEMS CORP ...................        11,985
     20,700    * ELECTRONICS FOR IMAGING, INC ...................           611
      4,000    * EMACHINES, INC .................................             1
      3,571    * EMBARCADERO TECHNOLOGIES, INC ..................            80
    905,008    * EMC CORP .......................................        26,290
      8,954    * EMCORE CORP ....................................           275
      1,010    * EMERGE INTERACTIVE, INC (CLASS A) ..............             1
        154    * EMPLOYEE SOLUTIONS, INC ........................             0
     33,482    * EMULEX CORP ....................................         1,353
     13,300    * ENGAGE, INC ....................................            10
     16,121    * ENTEGRIS, INC ..................................           185
     17,500    * ENTRUST, INC ...................................           124
      2,200    * EPICEDGE, INC ..................................             1
      2,377    * EPIQ SYSTEMS INC ...............................            61
        208    * EPRESENCE, INC .................................             1
     58,681      EQUIFAX, INC ...................................         2,152
      6,290    * ESPEED, INC (CLASS A) ..........................           138
     11,200    * ESS TECHNOLOGY, INC ............................            78
      8,500    * ESTERLINE TECHNOLOGIES CORP ....................           185
     16,100    * EXAR CORP ......................................           318
      3,700    * EXCEL TECHNOLOGY, INC ..........................            82
     94,954    * AT HOME CORP SERIES A ..........................           203
     12,656    * EXE TECHNOLOGIES INC ...........................            74
    173,695    * EXODUS COMMUNICATIONS, INC .....................           358
         29    * EXTENDED SYSTEMS, INC ..........................             0
      5,895    * EXTENSITY, INC .................................            60
     41,193    * EXTREME NETWORKS, INC ..........................         1,215
      5,500    * F.Y.I., INC ....................................           226
      7,200    * F5 NETWORKS, INC ...............................           127
      7,300      FAIR ISSAC & CO, INC ...........................           451
     40,686    * FAIRCHILD SEMICONDUCTOR
                   INTERNATIONAL, INC (CLASS A) .................           936
      6,500    * FEI CO .........................................           267
     12,882    * FIBERCORE, INC .................................            84
     14,600    * FILENET CORP ...................................           216
     48,306    * FINISAR CORP ...................................           902
    160,700      FIRST DATA CORP ................................        10,325
     50,973    * FISERV, INC ....................................         3,261
      4,315    * FLIR SYSTEMS, INC ..............................           108
     34,975    * FOUNDRY NETWORKS, INC ..........................           699
     11,715    * FREEMARKETS, INC ...............................           234
     11,000    * FSI INTERNATIONAL, INC .........................           139
        328    * FUTURELINK CORP ................................             0
      6,800    * GADZOOX NETWORKS, INC ..........................            22
     29,267      GALILEO INTERNATIONAL, INC .....................           951
     73,622    * GATEWAY, INC ...................................         1,211
     11,950      GENERAL CABLE CORP .............................           222
     14,700    * GENERAL SEMICONDUCTOR, INC .....................           154
     11,300    * GENRAD, INC ....................................            68
     61,979    * GENUITY, INC ...................................           193
      8,000    * GENZYME TRANSGENICS CORP .......................            80
      5,300    * GEOWORKS CORP ..................................             8
     10,400    * GERBER SCIENTIFIC, INC .........................           114
     14,267      GLOBAL PAYMENTS, INC ...........................           429
        890    * GLOBALSCAPE, INC ...............................             0

     21,964    * GLOBESPAN, INC .................................           321
      7,411    * GOTO.COM, INC ..................................           144
     10,900    * GRIFFON CORP ...................................           120
      7,969    * HANDSPRING, INC ................................            61
     21,231    * HARMONIC, INC ..................................           212
     27,400      HARRIS CORP ....................................           746
      2,900    * HEARTLAND WIRELESS COMMUNICATIONS, INC .........             0
      9,400      HELIX TECHNOLOGY CORP ..........................           287
    647,825      HEWLETT-PACKARD CO .............................        18,528
      3,200    * HI/FN, INC .....................................            48
      4,917    * HIGH SPEED ACCESS CORP .........................             6
     14,350    * HNC SOFTWARE, INC ..............................           280
     28,678    * HOMESTORE.COM, INC .............................         1,003
     24,045      HON INDUSTRIES, INC ............................           582
     10,300    * HUTCHINSON TECHNOLOGY, INC .....................           196
     13,290    * HYPERION SOLUTIONS CORP ........................           199
    111,418    * I2 TECHNOLOGIES, INC ...........................         2,206
      5,100    * IBASIS, INC ....................................            26
     11,300    * IDENTIX, INC ...................................            71
      4,600    * II-VI, INC .....................................            81
     58,600      IKON OFFICE SOLUTIONS, INC .....................           574
     13,657    * IMATION CORP ...................................           344
     14,766    * IMRGLOBAL CORP .................................           161
     12,102    * INDUS INTERNATIONAL, INC .......................            98
      3,000    * INET TECHNOLOGIES, INC .........................            25
     16,100    * INFOCUS CORP ...................................           328
      5,640    * INFOGRAMES, INC ................................            43
     18,760    * INFONET SERVICES CORP (CLASS B) ................           159
     26,421    * INFORMATICA CORP ...............................           459
        927    * INFORMATION ARCHITECTS CORP ....................             1
     11,120    * INFORMATION RESOURCES, INC .....................           115
    120,107    * INFORMIX CORP ..................................           701
     99,359    * INFOSPACE, INC .................................           382
     27,500    * INGRAM MICRO, INC (CLASS A) ....................           398
     46,197    * INKTOMI CORP ...................................           443
      3,635    * INRANGE TECHNOLOGIES ...........................            56
      3,874    * INTEGRAL SYSTEMS, INC ..........................            93
     11,195    * INTEGRATED CIRCUIT SYSTEMS, INC ................           215
     43,790    * INTEGRATED DEVICE TECHNOLOGY, INC ..............         1,388
      2,175    * INTEGRATED MEASUREMENT SYSTEM ..................            48
  2,758,087      INTEL CORP .....................................        80,674
     18,900    * INTELIDATA TECHNOLOGIES CORP ...................           112
      8,000      INTER-TEL, INC .................................            95
      1,900    * INTERACTIVE INTELLIGENCE, INC ..................            21
      3,600    * INTERCEPT GROUP, INC ...........................           137
     22,300    * INTERDIGITAL COMMUNICATIONS CORP ...............           295
     18,300    * INTERGRAPH CORP ................................           282
      8,052    * INTERLOGIX, INC ................................           294
      5,439    * INTERMAGNETICS GENERAL CORP ....................           176
     60,516    * INTERNAP NETWORK SERVICES CORP .................           198
    712,545      INTERNATIONAL BUSINESS MACHINES CORP ...........        80,518
     25,696    * INTERNATIONAL RECTIFIER CORP ...................           876
     76,100    * INTERNET CAPITAL GROUP, INC ....................           152
     21,200    * INTERNET PICTURES CORP .........................             5
     14,191    * INTERNET SECURITY SYSTEMS, INC .................           689
     41,748    * INTERSIL CORP (CLASS A) ........................         1,520
     28,100    * INTERTRUST TECHNOLOGIES CORP ...................            34
     12,237    * INTERVOICE-BRITE, INC ..........................           135
     35,784    * INTERWOVEN, INC ................................           605
      4,819    * INTRADO, INC ...................................            83
      8,200    * INTRAWARE, INC .................................            10
     70,646    * INTUIT, INC ....................................         2,825
    112,961    * IOMEGA CORP ....................................           270
     15,470    * IRON MOUNTAIN, INC .............................           694
      2,600    * ITXC CORP ......................................            18
     17,167    * IXIA ...........................................           326
      4,000    * IXYS CORP ......................................            62
     40,145    * J.D. EDWARDS & CO ..............................           568

                       SEE NOTES TO FINANCIAL STATEMENTS

44  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TECHNOLOGY--(CONTINUED)
        385    * J2 GLOBAL COMMUNICATIONS, INC ..................  $          2
     60,791    * JABIL CIRCUIT, INC .............................         1,876
     26,400      JACK HENRY & ASSOCIATES, INC ...................           818
      9,300    * JDA SOFTWARE GROUP, INC ........................           154
    464,230    * JDS UNIPHASE CORP ..............................         5,803
      9,177    * JNI CORP .......................................           128
    102,737    * JUNIPER NETWORKS, INC ..........................         3,195
     54,919    * KANA SOFTWARE, INC .............................           112
     21,835    * KEANE, INC .....................................           480
      2,457      KEITHLEY INSTRUMENTS, INC ......................            52
     36,600    * KEMET CORP .....................................           725
      7,100    * KEYNOTE SYSTEMS, INC ...........................            78
      8,661    * KFORCE, INC ....................................            56
     76,005    * KLA-TENCOR CORP ................................         4,444
     26,900    * KOPIN CORP .....................................           327
     46,106    * KPMG CONSULTING, INC ...........................           708
      5,050    * KRONOS, INC ....................................           207
     20,400    * KULICKE & SOFFA INDUSTRIES, INC ................           350
     50,664    * LAM RESEARCH CORP ..............................         1,502
      5,100    * LANTE CORP .....................................             4
      6,395    * LANTRONIX, INC .................................            66
     36,490    * LATTICE SEMICONDUCTOR CORP .....................           890
      4,400    * LEARNING TREE INTERNATIONAL, INC ...............           101
      2,894    * LECROY CORP ....................................            74
     37,114    * LEGATO SYSTEMS, INC ............................           592
      7,852    * LEXENT, INC ....................................            68
     52,566    * LEXMARK INTERNATIONAL, INC .....................         3,535
     42,592    * LIBERATE TECHNOLOGIES ..........................           466
     10,555    * LIGHTBRIDGE, INC ...............................           205
      6,200    * LIGHTPATH TECHNOLOGIES, INC (CLASS A) ..........            55
      1,000    * LIGHTSPAN, INC .................................             1
    130,337      LINEAR TECHNOLOGY CORP .........................         5,764
        400    * LOUDEYE TECHNOLOGIES, INC ......................             1
    139,543    * LSI LOGIC CORP .................................         2,623
     19,900    * LTX CORP .......................................           509
  1,396,865      LUCENT TECHNOLOGIES, INC .......................         8,661
     24,440    * MACROMEDIA, INC ................................           440
     16,654    * MACROVISION CORP ...............................         1,141
     12,682    * MAIL-WELL, INC .................................            54
      5,756    * MANHATTAN ASSOCIATES, INC ......................           229
      6,294    * MANUFACTURERS SERVICES LTD .....................            37
     20,655    * MANUGISTICS GROUP, INC .........................           518
      5,950    * MAPINFO CORP ...................................           131
     60,398   b* MARCHFIRST, INC ................................             0
      8,250    * MASTEC, INC ....................................           109
     12,156    * MATRIXONE, INC .................................           282
    126,481    * MAXIM INTEGRATED PRODUCTS, INC .................         5,592
     77,761    * MAXTOR CORP ....................................           408
      2,500    * MCAFEE.COM CORP ................................            31
      7,720    * MCDATA CORP (CLASS A) ..........................           135
      3,600    * MCK COMMUNICATIONS, INC ........................             8
      4,400    * MCSI, INC ......................................            67
      2,826    * MEASUREMNET SPECIALTIES, INC ...................            47
      3,800    * MEDIA 100, INC .................................             6
      2,300    * MEDIAPLEX, INC .................................             2
     13,500    * MEMC ELECTRONIC MATERIALS, INC .................           103
     26,800    * MENTOR GRAPHICS CORP ...........................           469
      7,556    * MERCURY COMPUTER SYSTEMS, INC ..................           333
     29,592    * MERCURY INTERACTIVE CORP .......................         1,773
      5,260    * MERIX CORP .....................................            92
      3,300    * META GROUP, INC ................................             9
     10,683    * METASOLV, INC ..................................            85
     13,818    * METAWAVE COMMUNICATIONS CORP ...................            72
     14,700      METHODE ELECTRONICS, INC (CLASS A) .............           126
     12,723    * METTLER-TOLEDO INTERNATIONAL, INC ..............           550
     24,900    * MICREL, INC ....................................           822
      4,174    * MICRO GENERAL CORP .............................            68

     53,412    * MICROCHIP TECHNOLOGY, INC ......................         1,786
     30,400    * MICROMUSE, INC .................................           851
     13,200    * MICRON ELECTRONICS, INC ........................            21
    220,883    * MICRON TECHNOLOGY, INC .........................         9,078
      5,659    * MICROSEMI CORP .................................           402
  1,791,023    * MICROSOFT CORP .................................       130,745
     10,300    * MICROSTRATEGY, INC .............................            29
      9,318    * MICROTUNE, INC .................................           205
      4,045    * MICROVISION, INC ...............................            71
      7,700    * MIPS TECHNOLOGIES, INC (CLASS A) ...............           133
      9,224    * MIPS TECHNOLOGIES, INC (CLASS B) ...............            89
      8,370    * MKS INSTRUMENTS, INC ...........................           241
     57,415      MOLEX, INC .....................................         2,097
      1,014    * MOMENTUM BUSINESS APPLICATIONS, INC
                   (CLASS A) ....................................            14
    900,160      MOTOROLA, INC ..................................        14,907
      7,700    * MP3.COM, INC ...................................            37
      5,500    * MRO SOFTWARE, INC ..............................            87
     27,600    * MRV COMMUNICATIONS, INC ........................           258
      8,432      MTS SYSTEMS CORP ...............................           116
     10,981    * MULTEX.COM, INC ................................           178
      2,100    * NANOMETRICS, INC ...............................            58
     13,028      NATIONAL DATA CORP .............................           422
      2,500    * NATIONAL PROCESSING, INC .......................            70
     71,075    * NATIONAL SEMICONDUCTOR CORP ....................         2,070
      4,833    * NAVIGANT INTERNATIONAL, INC ....................            68
      4,100    * NAVISITE, INC ..................................             6
     37,326    * NCR CORP .......................................         1,754
      2,300    * NEON SYSTEMS, INC ..............................            20
      4,600    * NET PERCEPTIONS, INC ...........................             8
      4,900    * NET2PHONE, INC .................................            29
      9,566    * NETEGRITY, INC .................................           287
      2,000    * NETGURU.COM, INC ...............................             5
     16,203    * NETIQ CORP .....................................           507
        500    * NETOBJECTS, INC ................................             0
        304    * NETOPIA, INC ...................................             2
     14,400    * NETRO CORP .....................................            61
      5,900    * NETSCOUT SYSTEMS, INC ..........................            38
        100    * NETSOL INTERNATIONAL, INC ......................             0
      1,901    * NETSOLVE, INC ..................................            24
      4,400    * NETWORK ACCESS SOLUTIONS CORP ..................             1
    117,404    * NETWORK APPLIANCE, INC .........................         1,608
     56,868    * NETWORK ASSOCIATES, INC ........................           708
      5,600    * NETWORK PERIPHERALS, INC .......................            66
      1,514    * NEW CENTURY EQUITY HOLDINGS CORP ...............             2
     21,302    * NEW FOCUS, INC .................................           176
     14,200      NEWPORT CORP ...................................           376
      6,700    * NEXT LEVEL COMMUNICATIONS, INC .................            45
     15,100    * NMS COMMUNICATIONS CORP ........................           106
         95    * NORTEL NETWORKS CORP (U.S.) ....................             1
      4,336    * NORTHFIELD LABORATORIES, INC ...................            71
     24,265    * NOVA CORP (GEORGIA) ............................           763
      5,500    * NOVADIGM, INC ..................................            62
    132,700    * NOVELL, INC ....................................           755
     55,040    * NOVELLUS SYSTEMS, INC ..........................         3,126
      5,991    * NU HORIZONS ELECTRONICS CORPS ..................            57
     10,666    * NUANCE COMMUNICATIONS, INC .....................           192
      7,488    * NUMERICAL TECHNOLOGIES, INC ....................           157
     19,709    * NVIDIA CORP ....................................         1,828
      9,100    * NYFIX, INC .....................................           291
     18,200    * OAK TECHNOLOGY, INC ............................           193
     12,900    * ON SEMICONDUCTOR CORP ..........................            59
     40,886    * ONI SYSTEMS CORP ...............................         1,141
      9,600    * ONYX SOFTWARE CORP .............................            77
      1,298    * OPEN MARKET, INC ...............................             2
     69,258    * OPENWAVE SYSTEMS, INC ..........................         2,403
     47,357    * OPLINK COMMUNICATIONS, INC .....................           178
      3,356    * OPNET TECHNOLOGIES, INC ........................            60

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  45

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TECHNOLOGY--(CONTINUED)
      1,500    * OPTICAL CABLE CORP .............................  $         15
         55    * OPUS360 CORP ...................................             0
  1,722,108    * ORACLE CORP ....................................        32,720
      2,600    * OTG SOFTWARE, INC ..............................            18
      1,260    * P-COM, INC .....................................             1
      7,200    * PACKETEER, INC .................................            90
    232,429    * PALM, INC ......................................         1,411
      9,000    * PARADYNE NETWORKS, INC .........................            17
    108,255    * PARAMETRIC TECHNOLOGY CORP .....................         1,514
      7,150      PARK ELECTROCHEMICAL CORP ......................           189
     15,025    * PAXAR CORP .....................................           216
     13,903    * PAXSON COMMUNICATIONS CORP .....................           188
    130,141      PAYCHEX, INC ...................................         5,206
      5,700    * PC-TEL, INC ....................................            52
      1,300    * PEC SOLUTIONS, INC .............................            29
      5,447    * PECO II, INC ...................................            36
     10,000    * PEGASUS SOLUTIONS, INC .........................           116
    103,667    * PEOPLESOFT, INC ................................         5,104
     57,230    * PEREGRINE SYSTEMS, INC .........................         1,660
      4,066    * PERFORMANCE TECHNOLOGIES, INC ..................            61
      8,900    * PERICOM SEMICONDUCTOR CORP .....................           140
     24,500    * PEROT SYSTEMS CORP (CLASS A) ...................           443
      9,500    * PHOENIX TECHNOLOGIES LTD .......................           139
     10,400    * PHOTRONICS, INC ................................           267
     15,617    * PICTURETEL CORP ................................            87
     11,286      PIONEER-STANDARD ELECTRONICS, INC ..............           144
      8,857    * PIXELWORKS, INC ................................           317
      4,231    * PLANAR SYSTEMS, INC ............................           110
     14,388    * PLANTRONICS, INC ...............................           333
     17,200    * PLEXUS CORP ....................................           568
      6,600    * PLX TECHNOLOGY, INC ............................            56
     67,239    * PMC-SIERRA, INC ................................         2,089
     33,893    * POLYCOM, INC ...................................           783
      4,062    * POMEROY COMPUTER RESOURCES, INC ................            61
     40,400    * PORTAL SOFTWARE, INC ...........................           167
      2,561    * POWELL INDUSTRIES , INC ........................            77
     11,400    * POWER INTEGRATIONS, INC ........................           178
     24,150    * POWERWAVE TECHNOLOGIES, INC ....................           350
      2,100    * PREDICTIVE SYSTEMS, INC ........................             8
      9,200    * PRI AUTOMATION, INC ............................           170
      6,200    * PROBUSINESS SERVICES, INC ......................           165
        933    * PROCOM TECHNOLOGY, INC .........................             8
      8,740    * PRODIGY COMMUNICATIONS CORP (CLASS A) ..........            50
     16,250    * PROFIT RECOVERY GROUP INTERNATIONAL ............           186
     11,896    * PROGRESS SOFTWARE CORP .........................           193
     13,570    * PROTON ENERGY SYSTEMS ..........................           163
     11,200    * PROXIM, INC ....................................           158
     13,400    * PUMATECH, INC ..................................            40
     37,801    * QLOGIC CORP ....................................         2,436
      5,200    * QRS CORP .......................................            86
    310,345    * QUALCOMM, INC ..................................        18,149
     94,319    * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .......           952
     13,333    * QUEST SOFTWARE, INC ............................           503
     6,400    b* QUINTUS CORP ...................................             1
      2,511      QUIXOTE CORP ...................................            72
        14    b* QUOKKA SPORTS, INC .............................             0
      6,800    * RADIANT SYSTEMS, INC ...........................           110
      6,000    * RADISYS CORP ...................................           137
      8,600    * RAINBOW TECHNOLOGIES, INC ......................            48
     33,500    * RAMBUS, INC ....................................           412
     13,800    * RARE MEDIUM GROUP, INC .........................             6
     82,757    * RATIONAL SOFTWARE CORP .........................         2,321
      2,774    * RAZORFISH, INC (CLASS A) .......................             1
     48,783    * READ-RITE CORP .................................           256
     36,251    * REALNETWORKS, INC ..............................           426
     10,979    * RED HAT, INC ...................................            44
     52,338    * REDBACK NETWORKS, INC ..........................           467
      7,700    * REGISTER.COM, INC ..............................           119

     10,700    * REMEDY CORP ....................................           372
      3,190    * RENAISSANCE LEARNING, INC ......................           161
      4,100    * RESEARCH FRONTIERS, INC ........................           111
     18,617    * RETEK, INC .....................................           892
     22,440      REYNOLDS & REYNOLDS CO (CLASS A) ...............           493
     53,319    * RF MICRO DEVICES, INC ..........................         1,438
      4,317    * RIVERSTONE NETWORKS, INC .......................            86
      6,400      ROGERS CORP ....................................           170
      6,726    * ROXIO, INC .....................................            87
     22,325    * RSA SECURITY, INC ..............................           691
      3,910    * RUDOLPH TECHNOLOGIES, INC ......................           184
     24,490    * S1 CORP ........................................           343
      9,846    * SABA SOFTWARE, INC .............................           162
     48,600    * SAFEGUARD SCIENTIFICS, INC .....................           250
     11,000    * SAGA SYSTEMS, INC ESCROW .......................             0
         40    * SAGENT TECHNOLOGY, INC .........................             0
      5,800    * SANCHEZ COMPUTER ASSOCIATES, INC ...............            77
     27,758    * SANDISK CORP ...................................           774
    131,016    * SANMINA CORP ...................................         3,067
     31,900    * SAPIENT CORP ...................................           311
      3,100    * SATCON TECHNOLOGY CORP .........................            32
      6,700    * SAVVIS COMMUNICATIONS CORP .....................             5
     13,565    * SAWTEK, INC ....................................           319
      5,100    * SBS TECHNOLOGIES, INC ..........................            96
      2,338    * SCANSOURSE, INC ................................           111
     57,436    * SCI SYSTEMS, INC ...............................         1,465
     66,787      SCIENTIFIC-ATLANTA, INC ........................         2,712
      5,500    * SCM MICROSYSTEMS, INC ..........................            57
      7,300    * SEACHANGE INTERNATIONAL, INC ...................           132
     86,617    * SEAGATE TECHNOLOGY -ESCROW .....................             0
     11,500    * SECURE COMPUTING CORP ..........................           181
     11,189    * SEEBEYOND TECHNOLOGY CORP ......................           134
      1,600    * SELECTICA, INC .................................             7
      6,300    * SEMITOOL, INC ..................................            75
     25,254    * SEMTECH CORP ...................................           758
     30,200    * SENSORMATIC ELECTRONICS CORP ...................           513
      6,400    * SERENA SOFTWARE, INC ...........................           233
    151,045    * SIEBEL SYSTEMS, INC ............................         7,084
      7,241    * SIGNASOFT CORP .................................            83
     81,568    * SILICON GRAPHICS, INC ..........................           113
     13,700    * SILICON IMAGE, INC .............................            69
      3,432    * SILICON LABRATORIES, INC .......................            76
     31,800    * SILICON STORAGE TECHNOLOGY, INC ................           322
      2,400    * SILICONIX, INC .................................            76
      1,636    * SIMPLEX SOLUTIONS INC ..........................            39
      9,300    * SIPEX CORP .....................................           140
     17,700    * SITEL CORP .....................................            28
      1,800    * SMARTDISK CORP .................................             7
      1,508    * SMARTSERV ONLINE, INC ..........................            14
        384    * SOFTNET SYSTEMS, INC ...........................             1
    254,761    * SOLECTRON CORP .................................         4,662
     12,200    * SOMERA COMMUNICATIONS, INC .....................            87
      3,600    * SONIC FOUNDRY, INC .............................             6
     35,800    * SONICBLUE, INC .................................           118
     16,286    * SONICWALL, INC .................................           411
     62,306    * SONUS NETWORKS, INC ............................         1,455
      5,100    * SORRENTO NETWORKS CORP .........................            61
      1,400    * SPECTRA-PHYSICS, INC ...........................            32
      4,500    * SPECTRALINK CORP ...............................            59
      4,704    * SPECTRIAN CORP .................................            75
      9,877    * SPEECHWORKS INTERNATIONAL, INC .................           155
      4,012    * SPSS, INC ......................................            63
      5,800    * STANDARD MICROSYSTEMS CORP .....................           104
      1,800    * STANFORD MICRODEVICES, INC .....................            30
     23,300    * STARBASE CORP ..................................            85
     15,100    * STARMEDIA NETWORK, INC .........................            28
     40,500    * STORAGE TECHNOLOGY CORP ........................           557
     23,917    * STORAGENETWORKS, INC ...........................           406
     22,362    * STRATOS LIGHTWAVE, INC .........................           291

                       SEE NOTES TO FINANCIAL STATEMENTS

46  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TECHNOLOGY--(CONTINUED)
     13,892    * STRUCTURAL DYNAMICS RESEARCH CORP ..............  $        340
  1,335,756    * SUN MICROSYSTEMS, INC ..........................        20,998
    110,051    * SUNGARD DATA SYSTEMS, INC ......................         3,303
      7,473    * SUNRISE TELECOM, INC ...........................            44
      3,000    * SUPERTEX, INC ..................................            37
      8,902    * SUPPORT.COM, INC ...............................            57
      2,746    * SUREBEAMCORP ...................................            47
      7,400    * SVI SOLUTIONS,INC ..............................             7
     47,744    * SYBASE, INC ....................................           785
     56,449    * SYCAMORE NETWORKS, INC .........................           526
      9,300    * SYKES ENTERPRISES, INC .........................           102
     30,200    * SYMANTEC CORP ..................................         1,319
     92,854      SYMBOL TECHNOLOGIES, INC .......................         2,061
      9,800    * SYMMETRICOM, INC ...............................           143
     25,009    * SYNOPSYS, INC ..................................         1,210
      4,223    * SYNPLICITY, INC ................................            42
      5,400    * SYNTEL, INC ....................................            42
      2,437   b* SYSTEM SOFTWARE ASSOCIATES, INC ................             0
     13,600    * SYSTEMS & COMPUTER TECHNOLOGY CORP .............           123
     48,400    * SYSTEMSOFT CORP ................................             0
     12,100    * TAKE-TWO INTERACTIVE SOFTWARE, INC .............           224
     20,853    * TECH DATA CORP .................................           696
     12,299      TECHNITROL, INC ................................           320
     19,000    * TEKELEC ........................................           515
     36,425    * TEKTRONIX, INC .................................           989
      1,000    * TELAXIS COMMUNICATIONS CORP ....................             1
        600    * TELESCAN, INC ..................................             0
    167,710    * TELLABS, INC ...................................         3,250
      3,672    * TELLIUM INC ....................................            67
      4,100    * TENFOLD CORP ...................................             2
     71,495    * TERADYNE, INC ..................................         2,366
     16,900    * TERAYON COMMUNICATION SYSTEMS, INC .............           103
    711,846      TEXAS INSTRUMENTS, INC .........................        22,423
      5,000    * THERMA-WAVE, INC ...............................            95
      8,800    * THREE-FIVE SYSTEMS, INC ........................           158
     24,986    * TIBCO SOFTWARE, INC ............................           319
     19,505    * TITAN CORP .....................................           447
      6,900    * TIVO, INC ......................................            38
      5,000    * TOLLGRADE COMMUNICATIONS, INC ..................           143
     15,600      TOTAL SYSTEM SERVICES, INC .....................           443
     14,700    * TRANSACTION SYSTEMS ARCHITECTS, INC ............           228
     37,803    * TRANSMETA CORP .................................           211
     35,100    * TRANSWITCH CORP ................................           386
      1,290    * TRICORD SYSTEMS, INC ...........................             3
     10,000    * TRIMBLE NAVIGATION LTD .........................           195
      6,353    * TRIPATH TECHNOLOGY, INC ........................            56
     32,833    * TRIQUINT SEMICONDUCTOR, INC ....................           739
      7,736    * TRIZETTO GROUP, INC ............................            72
      4,644    * TTM TECHNOLOGIES, INC ..........................            41
     11,633    * TURNSTONE SYSTEMS, INC .........................            81
      5,800    * TUT SYSTEMS, INC ...............................            10
     18,800    * UCAR INTERNATIONAL, INC ........................           225
      3,702    * ULTICOM, INC ...................................           125
      3,500    * ULTIMATE ELECTRONICS, INC ......................           113
      8,121    * ULTRATECH STEPPER, INC .........................           208
      2,200    * UNIGRAPHICS SOLUTIONS, INC .....................            70
    129,789    * UNISYS CORP ....................................         1,909
      5,145      UNITED INDUSTRIAL CORP .........................            86
     16,684    * UNIVERSAL ACCESS, INC ..........................           103
      5,800    * UNIVERSAL DISPLAY CORP .........................           114
      6,175   b* US INTERACTIVE, INC ............................             0
      6,100    * U.S. WIRELESS CORP .............................            18
     14,125    * USINTERNETWORKING, INC .........................            17
     14,486    * UTSTARCOM, INC .................................           338
      3,400    * VA LINUX SYSTEMS, INC ..........................            12
        500    * VALUECLICK, INC ................................             2
     13,500    * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES ......           567
     10,300    * VEECO INSTRUMENTS, INC .........................           409

     82,361    * VERISIGN, INC ..................................         4,942
    162,973    * VERITAS SOFTWARE CORP ..........................        10,843
     11,621    * VERITY, INC ....................................           232
        745    * VERTEL CORP ....................................             0
     27,847    * VERTICALNET, INC ...............................            69
      5,800    * VIA NET.WORKS, INC .............................             9
     19,400    * VIASYSTEMS GROUP, INC ..........................            58
      4,000    * VICINITY CORP ..................................             7
      8,100    * VICOR CORP .....................................           132
     12,300    * VIEWPOINT CORP .................................           105
    100,544    * VIGNETTE CORP ..................................           892
      3,516    * VIRAGE LOGIC CORP ..............................            54
     19,995    * VIRATA CORP ....................................           237
     49,184    * VISHAY INTERTECHNOLOGY, INC ....................         1,131
     13,900    * VISUAL NETWORKS, INC ...........................           122
     76,322    * VITESSE SEMICONDUCTOR CORP .....................         1,606
     27,900    * VITRIA TECHNOLOGY, INC .........................            96
      3,100    * VOLT INFORMATION SCIENCES, INC .................            54
     15,500      WALLACE COMPUTER SERVICES, INC .................           256
      5,200    * WATCHGUARD TECHNOLOGIES, INC ...................            53
     20,300    * WAVE SYSTEMS CORP (CLASS A) ....................           109
      6,946    * WEBEX COMMUNICATIONS, INC ......................           185
      9,524    * WEBMETHODS, INC ................................           202
      6,644    * WEBSENSE, INC ..................................           133
     81,079    * WEBVAN GROUP, INC ..............................             6
      9,200    * WESCO INTERNATIONAL, INC .......................            84
        357    * WESTELL TECHNOLOGIES, INC (CLASS A) ............             1
     73,400    * WESTERN DIGITAL CORP ...........................           294
     20,379    * WESTERN MULTIPLEX CORP (CLASS A) ...............           140
      3,151    * WILSON GREATBATCH TECHNOLOGIES, INC ............            91
     25,804    * WIND RIVER SYSTEMS, INC ........................           451
      6,200    * WIRELESS FACILITIES, INC .......................            40
      4,745    * WITINESS SYSTEMS, INC ..........................            52
      4,600      WOODHEAD INDUSTRIES, INC .......................            78
    128,339    * XILINX, INC ....................................         5,293
      2,000   b* XPEDIOR, INC ...................................             0
     17,400    * XYBERNAUT CORP .................................            84
    137,068    * YAHOO!, INC ....................................         2,740
     10,900    * ZEBRA TECHNOLOGIES CORP (CLASS A) ..............           535
      7,000    * ZIXIT CORP .....................................            64
      7,200    * ZORAN CORP .....................................           214
      6,600    * ZYGO CORP ......................................           147
                                                                   ------------
                 TOTAL TECHNOLOGY                                       993,161
                                                                   ------------
  TRANSPORTATION--1.06%
     20,000      AIRBORNE, INC ..................................           232
     24,200    * AIRTRAN HOLDINGS, INC ..........................           254
     10,100    * ALASKA AIR GROUP, INC ..........................           292
     13,600    * AMERICA WEST HOLDINGS CORP (CLASS B) ...........           136
     62,987    * AMR CORP .......................................         2,276
      6,600    * ARKANSAS BEST CORP .............................           152
      8,300      ARNOLD INDUSTRIES, INC .........................           161
     15,899    * ATLANTIC COAST AIRLINES HOLDINGS, INC ..........           477
      6,450    * ATLAS AIR WORLDWIDE HOLDINGS, INC ..............            91
     10,906    * BE AEROSPACE, INC ..............................           208
    160,543      BURLINGTON NORTHERN SANTA FE CORP ..............         4,844
     26,806      C.H. ROBINSON WORLDWIDE, INC ...................           748
     20,027      CNF, INC .......................................           566
      6,850    * CONSOLIDATED FREIGHTWAYS CORP ..................            61
     21,904    * CONTINENTAL AIRLINES, INC (CLASS B) ............         1,079
      2,921    * COVENANT TRANSPORT, INC (CLASS A) ..............            36
     87,454      CSX CORP .......................................         3,169
     50,426      DELTA AIR LINES, INC ...........................         2,223
     11,750    * EGL, INC .......................................           205
     19,369      EXPEDITORS INTERNATIONAL OF WASHINGTON .........         1,162
    125,844    * FEDEX CORP .....................................         5,059
      7,392      FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) ...           262
      5,700    * FORWARD AIR CORP ...............................           171
     11,450    * FRONTIER AIRLINES, INC .........................           140

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  47

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  TRANSPORTATION--(CONTINUED)
      6,082    * HEARTLAND EXPRESS, INC .........................  $        139
      7,000    * HUNT (J.B.) TRANSPORT SERVICES, INC ............           128
     24,150    * KANSAS CITY SOUTHERN INDUSTRIES, INC ...........           382
      4,350    * KNIGHT TRANSPORTATION, INC .....................            89
      4,000    * LANDSTAR SYSTEM, INC ...........................           272
      5,200    * M.S. CARRIERS, INC .............................           160
     12,025    * MESA AIR GROUP, INC ............................           149
      9,800    * MESABA HOLDINGS, INC ...........................            90
      5,721    * MIDWEST EXPRESS HOLDINGS, INC ..................            99
    157,656      NORFOLK SOUTHERN CORP ..........................         3,263
     18,714    * NORTHWEST AIRLINES CORP (CLASS A) ..............           473
     10,300      OVERSEAS SHIPHOLDING GROUP, INC ................           315
      6,829    * RAILAMERICA, INC ...............................            78
      6,400      ROADWAY CORP ...................................           152
     21,563      RYDER SYSTEM, INC ..............................           423
     54,532    * SABRE HOLDINGS CORP ............................         2,727
     12,300      SHURGARD STORAGE CENTERS, INC (CLASS A) ........           384
     20,300      SKYWEST, INC ...................................           568
    312,391      SOUTHWEST AIRLINES CO ..........................         5,776
     17,675    * SWIFT TRANSPORTATION CO, INC ...................           340
     26,114    * U.S. AIRWAYS GROUP, INC ........................           635
     21,935      UAL CORP .......................................           771
    101,589      UNION PACIFIC CORP .............................         5,578
     94,521      UNITED PARCEL SERVICE, INC (CLASS B) ...........         5,463
     10,800      USFREIGHTWAYS CORP .............................           319
     13,375      WERNER ENTERPRISES, INC ........................           324
     16,982    * WISCONSIN CENTRAL TRANSPORTATION CORP ..........           284
      4,800    * XTRA CORP ......................................           238
     10,000    * YELLOW CORP ....................................           190
                                                                   ------------
                 TOTAL TRANSPORTATION                                    53,813
                                                                   ------------
  UTILITIES--9.14%
     16,900    * ADELPHIA BUSINESS SOLUTIONS, INC ...............            69
     13,500   b* ADVANCED RADIO TELECOM CORP ....................             0
    175,098    * AES CORP .......................................         7,538
     22,700      AGL RESOURCES, INC .............................           539
      4,000    * AIRGATE PCS, INC ...............................           208
     28,319    * ALAMOSA HOLDINGS, INC ..........................           462
      3,800    * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC .......            35
     51,104      ALLEGHENY ENERGY, INC ..........................         2,466
     33,614    * ALLEGIANCE TELECOM, INC ........................           504
     10,428    * ALLEN TELECOM, INC .............................           156
     31,600      ALLETE, INC ....................................           711
     32,397      ALLIANT ENERGY CORP ............................           944
        152    * ALLIED RISER COMMUNICATION CORP ................             0
    128,413      ALLTEL CORP ....................................         7,867
     56,234      AMEREN CORP ....................................         2,401
    132,045      AMERICAN ELECTRIC POWER CO, INC ................         6,097
     69,174    * AMERICAN TOWER CORP (CLASS A) ..................         1,430
      7,190    * AQUILA, INC ....................................           177
     50,963    * ARCH WIRELESS, INC .............................             8
      8,987    * ARCH WIRELESS, INC WTS 09/01/01 ................             0
  1,408,941      A T & T CORP ...................................        30,997
     17,729    * A T & T LATIN AMERICA CORP (CLASS A) ...........            88
    327,280    * A T & T WIRELESS GROUP .........................         5,351
     16,966      ATMOS ENERGY CORP ..............................           415
     19,600      AVISTA CORP ....................................           392
      3,017      BANGOR HYDRO-ELECTRIC CO .......................            80
    767,958      BELLSOUTH CORP .................................        30,926
     10,928      BLACK HILLS CORP ...............................           440
     89,474    * BROADWING, INC .................................         2,188
    122,488    * CALPINE CORP ...................................         4,630
      4,200      CASCADE NATURAL GAS CORP .......................            89
      3,000    * CENTENNIAL COMMUNICATIONS CORP .................            40
      4,731      CENTRAL VERMONT PUBLIC SERVICE CORP ............            89
     57,783      CENTURYTEL, INC ................................         1,751
      6,900      CH ENERGY GROUP, INC ...........................           303
      2,910    * CHILES OFFSHORE, INC ...........................            52

      5,700    * CHOICE ONE COMMUNICATIONS, INC .................            38
     65,094      CINERGY CORP ...................................         2,275
    109,212    * CITIZENS COMMUNICATIONS CO .....................         1,314
     17,038      CLECO CORP .....................................           388
     53,858      CMS ENERGY CORP ................................         1,500
      4,466    * COMMONWEALTH TELEPHONE ENTERPRISES, INC ........           189
     32,539      CONECTIV, INC ..................................           703
      2,078      CONNECTICUT WATER SERVICE, INC .................            72
     87,007      CONSOLIDATED EDISON, INC .......................         3,463
     67,159      CONSTELLATION ENERGY GROUP, INC ................         2,861
     77,883    * CROWN CASTLE INTERNATIONAL CORP ................         1,277
      6,600      CT COMMUNICATIONS, INC .........................           122
      2,100    * CYPRESS COMMUNICATIONS, INC ....................             1
     10,500    * DOBSON COMMUNICATIONS CORP (CLASS A) ...........           179
    101,453      DOMINION RESOURCES, INC ........................         6,100
     51,884      DPL, INC .......................................         1,503
     23,400      DQE, INC .......................................           527
     12,900    * DSL.NET, INC ...................................            11
     70,358      DTE ENERGY CO ..................................         3,267
    316,577      DUKE ENERGY CORP ...............................        12,350
     98,196      DYNEGY, INC (CLASS A) ..........................         4,566
     18,500   b* E.SPIRE COMMUNICATIONS, INC ....................             2
    133,524    * EDISON INTERNATIONAL ...........................         1,489
    208,670      EL PASO CORP ...................................        10,964
     21,208    * EL PASO ELECTRIC CO ............................           339
      3,800    * ELECTRIC LIGHTWAVE (CLASS A) ...................             5
      7,300      EMPIRE DISTRICT ELECTRIC CO ....................           151
     11,386      ENERGEN CORP ...................................           314
     47,765      ENERGY EAST CORP ...............................           999
    306,024      ENRON CORP .....................................        14,995
     78,372      ENTERGY CORP ...................................         3,009
     27,100      EQUITABLE RESOURCES, INC .......................           903
    131,243      EXELON CORP ....................................         8,415
      2,000    * FIBERNET TELECOM GROUP, INC ....................             2
     91,793      FIRSTENERGY CORP ...............................         2,952
      6,400    * FOCAL COMMUNICATIONS CORP ......................            15
     72,082      FPL GROUP, INC .................................         4,340
     15,352    * GENERAL COMMUNICATION, INC (CLASS A) ...........           186
      9,900   b* GEOTEK COMMUNICATIONS, INC .....................             0
     78,600    * GLOBAL TELESYSTEMS, INC ........................            14
      9,300    * GOAMERICA, INC .................................            20
      3,500    * GOLDEN TELECOM, INC ............................            49
     46,279      GPU, INC .......................................         1,627
     13,800      HAWAIIAN ELECTRIC INDUSTRIES, INC ..............           527
      5,400      HICKORY TECH CORP ..............................            86
     17,149   b* ICG COMMUNICATIONS, INC ........................             2
     15,600      IDACORP, INC ...................................           544
      7,687    * IDT CORP .......................................           104
      9,000    * IDT CORP (CLASS B) .............................            99
     11,079    * ILLUMINET HOLDINGS, INC ........................           348
      4,600    * IMPSAT FIBER NETWORKS, INC .....................             9
     22,200    * INTERMEDIA COMMUNICATIONS, INC .................           331
     14,607    * ITC DELTACOM, INC ..............................            58
     25,800      KANSAS CITY POWER & LIGHT CO ...................           633
     56,297      KEYSPAN CORP ...................................         2,054
     34,090      KINDER MORGAN, INC .............................         1,713
      8,021    * L-3 COMMUNICATIONS HOLDINGS, INC ...............           612
      7,800      LACLEDE GAS CO .................................           198
     11,788    * LEAP WIRELESS INTERNATIONAL, INC ...............           357
    122,000    * LEVEL 3 COMMUNICATIONS, INC ....................           670
      6,600      MADISON GAS & ELECTRIC CO ......................           183
    220,915    * MCLEODUSA, INC (CLASS A) .......................         1,014
     27,839      MDU RESOURCES GROUP, INC .......................           881
         72    * METRICOM, INC ..................................             0
     26,600    * METROCALL, INC .................................             1
    161,244    * METROMEDIA FIBER NETWORK, INC (CLASS A) ........           329
      2,072      MIDDLESEX WATER CO .............................            70
    139,216    * MIRANT CORP ....................................         4,789
     43,100    * MONTANA POWER CO ...............................           500

                       SEE NOTES TO FINANCIAL STATEMENTS

48  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

   STATEMENT OF INVESTMENTS - EQUITY INDEX ACCOUNT (UNAUDITED) - JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
 -----------                                                        ------------
  UTILITIES--(CONTINUED)
     18,500    * MOTIENT CORP ...................................  $         20
      3,810    * NATCO GROUP, INC (CLASS A) .....................            34
     16,500      NATIONAL FUEL GAS CO ...........................           858
      2,300    * NEON COMMUNICATIONS, INC .......................            16
      6,600    * NETWORK PLUS CORP ..............................            18
      7,400      NEW JERSEY RESOURCES CORP ......................           334
     18,230    * NEWPOWER HOLDINGS, INC .........................           164
    211,729    * NEXTEL COMMUNICATIONS, INC (CLASS A) ...........         3,705
     18,208    * NEXTEL PARTNERS, INC (CLASS A) .................           283
     61,336    * NIAGARA MOHAWK HOLDINGS, INC ...................         1,085
     19,000      NICOR, INC .....................................           741
     83,089      NISOURCE, INC ..................................         2,271
     17,762    * NISOURCE, INC (SAILS) ..........................            42
      5,800      NORTH PITTSBURGH SYSTEMS, INC ..................            93
     58,227      NORTHEAST UTILITIES ............................         1,208
     33,700    b* NORTHPOINT COMMUNICATIONS GROUP, INC ..........             2
     10,400      NORTHWEST NATURAL GAS CO .......................           259
      9,600      NORTHWESTERN CORP ..............................           215
     20,653    * NRG ENERGY, INC ................................           456
     21,762      NSTAR ..........................................           926
      7,000    * NTELOS, INC ....................................           210
     69,616    * NTL, INC .......................................           839
      5,700      NUI CORP .......................................           132
     32,500      OGE ENERGY CORP ................................           735
      4,094    * OIL STATES INTERNATIONAL, INC ..................            38
     21,746      ONEOK, INC .....................................           428
     11,522    * ORION POWER HOLDINGS ...........................           274
     10,000      OTTER TAIL CORP ................................           278
     14,800      PEOPLES ENERGY CORP ............................           595
      9,155    * PETROQUEST ENERGY, INC .........................            64
    158,656    * P G & E CORP ...................................         1,777
     12,381      PIEDMONT NATURAL GAS CO, INC ...................           440
     14,100    * PINNACLE HOLDINGS, INC .........................            85
     34,726      PINNACLE WEST CAPITAL CORP .....................         1,646
     41,709      POTOMAC ELECTRIC POWER CO ......................           873
     59,855      PPL CORP .......................................         3,292
     18,500    * PRICE COMMUNICATIONS CORP ......................           374
     84,107      PROGRESS ENERGY, INC ...........................         3,778
     34,100    * PROGRESS ENERGY, INC CV ........................            15
     57,581   b* PSINET, INC ....................................             3
     15,897      PUBLIC SERVICE CO OF NEW MEXICO ................           510
     85,246      PUBLIC SERVICE ENTERPRISE GROUP, INC ...........         4,169
     35,346      PUGENT ENERGY, INC .............................           926
     31,035      QUESTAR CORP ...................................           768
      3,301    * QUICKSILVER RESOURCES, INC .....................            59
    552,141      QWEST COMMUNICATIONS INTERNATIONAL, INC ........        17,597
     15,077    * RCN CORP .......................................            83
    106,549      RELIANT ENERGY, INC ............................         3,432
     21,300    * RELIANT RESOURCES, INC .........................           526
     13,800      RGS ENERGY GROUP, INC ..........................           518
     22,800    * RHYTHMS NETCONNECTIONS, INC ....................             2
      2,848    * RURAL CELLULAR CORP (CLASS A) ..................           129
     15,749    * SBA COMMUNICATIONS CORP ........................           390
  1,381,285      SBC COMMUNICATIONS, INC ........................        55,334
     42,875      SCANA CORP .....................................         1,218
      7,500      SEMCO ENERGY, INC ..............................           113
     84,406      SEMPRA ENERGY ..................................         2,308
     32,729    * SIERRA PACIFIC RESOURCES (NEW) .................           523
      1,000    * SMARTALK TELESERVICES, INC .....................             0
      4,500      SOUTH JERSEY INDUSTRIES, INC ...................           140
    280,599      SOUTHERN CO ....................................         6,524
     13,306    * SOUTHERN UNION CO ..............................           271
     11,844      SOUTHWEST GAS CORP .............................           280
     13,700    * SOUTHWESTERN ENERGY CO .........................           168
     25,400    * SPECTRASITE HOLDINGS, INC ......................           184
    291,934      SPRINT CORP (FON GROUP) ........................         6,236
    265,297    * SPRINT CORP (PCS GROUP) ........................         6,407

     55,609      TECO ENERGY, INC ...............................         1,696
     23,923    * TELECORP PCS, INC (CLASS A) ....................           463
     21,037      TELEPHONE & DATA SYSTEMS, INC ..................         2,288
      6,900   b* TELIGENT, INC (CLASS A) ........................             2
     23,556    * TIME WARNER TELECOM, INC (CLASS A) .............           790
     14,021    * TRITON PCS HOLDINGS, INC (CLASS A) .............           575
    105,311      TXU CORP .......................................         5,075
      5,800    * U.S. CELLULAR CORP .............................           334
     17,763    * UBIQUITEL, INC .................................           135
     11,310      UGI CORP .......................................           305
      5,083      UIL HOLDINGS CORP ..............................           247
     12,440      UNISOURCE ENERGY CORP HOLDING CO ...............           286
     12,424    * U.S. UNWIRED, INC (CLASS A) ....................           132
     46,698      UTILICORP UNITED, INC ..........................         1,427
        436    * VAST SOLUTIONS, INC (CLASS B1) .................             0
        436    * VAST SOLUTIONS, INC (CLASS B2) .................             0
        436    * VAST SOLUTIONS, INC (CLASS B3) .................             0
     28,330      VECTREN CORP ...................................           586
  1,109,282      VERIZON COMMUNICATIONS, INC ....................        59,327
      4,846   b* VIATEL, INC ....................................             0
     17,400   b* WEBLINK WIRELESS, INC (CLASS A) ................             1
      7,505    * WEST CORP ......................................           165
      8,200      WESTERN GAS RESOURCES, INC .....................           267
     35,400      WESTERN RESOURCES, INC .........................           761
     24,400    * WESTERN WIRELESS CORP (CLASS A) ................         1,049
     19,400      WGL HOLDINGS, INC ..............................           526
    182,758    * WILLIAMS COMMUNICATIONS GROUP, INC .............           539
    184,012      WILLIAMS COS, INC ..............................         6,063
     36,000 b,e* WINSTAR COMMUNICATIONS, INC ....................             2
     45,766      WISCONSIN ENERGY CORP ..........................         1,088
     27,400   b* WORLD ACCESS, INC ..............................             1
     47,355      WORLDCOM, INC (MCI GROUP) ......................           762
  1,184,460    * WORLDCOM, INC (WORLDCOM GROUP) .................        16,819
     11,000      WPS RESOURCES CORP .............................           388
    140,649      XCEL ENERGY, INC ...............................         4,001
    104,863    * XO COMMUNICATIONS, INC (CLASS A) ...............           201
                                                                   ------------
                 TOTAL UTILITIES                                        462,773
                                                                   ------------
                 TOTAL COMMON STOCK
                   (COST $4,207,731)                                  5,011,914
                                                                   ------------
  PRINCIPAL
-------------
SHORT TERM INVESTMENTS--1.15%
 U.S. GOVERNMENT AND AGENCIES--1.15%

                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 3,500,000      d 3.900%, 07/03/01 .............................         3,500
  9,500,000      d 3.880%, 07/03/01 .............................         9,497
  5,600,000      d 3.870%, 07/17/01 .............................         5,590
 11,625,000      d 3.580%, 08/14/01 .............................        11,527
 20,000,000      d 3.530%, 08/21/01 .............................        19,806
                   STUDENT LOAN MARKETING ASSOCIATION (SLMA)
  8,242,000        3.940%, 07/02/01 .............................         8,240
                                                                   ------------
                   TOTAL U.S. GOVERNMENT AND AGENCIES                    58,160
                                                                   ------------
                   TOTAL SHORT TERM INVESTMENTS
                   (COST $58,303)                                        58,160
                                                                   ------------
                 TOTAL PORTFOLIO--100.18%
                   (COST $4,266,490)                                  5,070,459
                 OTHER ASSETS & LIABILITIES, NET--(0.18%)                (9,130)
                                                                   ------------
                 NET ASSETS--100.00%                               $  5,061,329
                                                                   ============

----------

* Non-income producing

b In bankruptcy

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed basis.

e All or a portion of these securities are out on loan.

                        SEE NOTES TO FINANCIAL STATEMENTS

                   2001 SEMI-ANNUAL REPORT  College Retirement Equities Fund  49

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Money       Inflation-     Bond       Social        Equity
   JUNE 30, 2001                                                    Market         Linked      Market      Choice        Index
   (AMOUNTS IN THOUSANDS, EXCEPT AMOUNTS PER ACCUMULATION UNIT)     Account     Bond Account   Account     Account      Account
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                                     $7,174,151   $  971,722   $5,446,012   $4,222,167   $4,266,490
Net unrealized appreciation of portfolio investments                      895       20,033       10,922      720,603      803,969
                                                                   ----------   ----------   ----------   ----------   ----------
Portfolio investments, at value                                     7,175,046      991,755    5,456,934    4,942,770    5,070,459
Cash                                                                       --           --        4,038           --           --
Dividends and interest receivable                                      18,298       13,505       31,394       14,556        3,906
Receivable from securities transactions                                    --           --      580,583      210,600      128,664
Amounts due from TIAA                                                   4,008          741        2,588        3,985        5,742
                                                                   ----------   ----------   ----------   ----------   ----------
   TOTAL ASSETS                                                     7,197,352    1,006,001    6,075,537    5,171,911    5,208,771
                                                                   ----------   ----------   ----------   ----------   ----------
LIABILITIES
Deposits for securities loaned--Note 4                                     --           --      286,482      163,561          662
Amounts due to banks                                                    1,705          169           --          519          752
Payable for securities transactions                                       942           --    1,895,307      729,076      146,028
                                                                   ----------   ----------   ----------   ----------   ----------
   TOTAL LIABILITIES                                                    2,647          169    2,181,789      893,156      147,442
                                                                   ----------   ----------   ----------   ----------   ----------
NET ASSETS
Accumulation Fund                                                   6,948,604      968,900    3,797,319    4,115,062    4,910,366
Annuity Fund                                                          246,101       36,932       96,429      163,693      150,963
                                                                   ----------   ----------   ----------   ----------   ----------
   TOTAL NET ASSETS                                                $7,194,705   $1,005,832   $3,893,748   $4,278,755   $5,061,329
                                                                   ==========   ==========   ==========   ==========   ==========
THOUSANDS OF ACCUMULATION UNITS
   OUTSTANDING--NOTES 5 AND 6                                         330,859       29,264       63,574       44,430       67,250
                                                                   ==========   ==========   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT--NOTE 5                      $    21.00   $    33.11   $    59.73   $    92.62   $    73.02
                                                                   ==========   ==========   ==========   ==========   ==========

See notes to financial statements

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Money       Inflation-     Bond       Social        Equity
   SIX MONTHS ENDED JUNE 30, 2001                                   Market         Linked      Market      Choice        Index
   (AMOUNTS IN THOUSANDS)                                           Account     Bond Account   Account     Account      Account
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                         $ 186,321    $  27,750   $ 116,152    $  53,779    $   1,842
   Dividends                                                               --           --          --       15,675       29,804
                                                                    ---------    ---------   ---------    ---------    ---------
   TOTAL INCOME                                                       186,321       27,750     116,152       69,454       31,646
                                                                    ---------    ---------   ---------    ---------    ---------
Expenses--Note 3:
   Investment                                                           1,152          361       1,999        2,207        1,746
   Operating                                                           10,171        1,025       5,511        6,395        7,268
                                                                    ---------    ---------   ---------    ---------    ---------
   TOTAL EXPENSES                                                      11,323        1,386       7,510        8,602        9,014
                                                                    ---------    ---------   ---------    ---------    ---------
INVESTMENT INCOME--NET                                                174,998       26,364     108,642       60,852       22,632
                                                                    ---------    ---------   ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL
   INVESTMENTS--NOTE 4 Net realized gain (loss) on:
   Portfolio investments                                                  114        1,952      61,668       44,349       (4,275)
   Futures transactions                                                    --           --          --           --       (6,446)
                                                                    ---------    ---------   ---------    ---------    ---------
   NET REALIZED GAIN (LOSS) ON TOTAL INVESTMENTS                          114        1,952      61,668       44,349      (10,721)
                                                                    ---------    ---------   ---------    ---------    ---------
Net change in unrealized appreciation on:
   Portfolio investments                                                  (37)      12,917     (59,255)    (271,381)    (334,276)
   Futures transactions                                                    --           --          --           --          599
                                                                    ---------    ---------   ---------    ---------    ---------
   NET CHANGE IN UNREALIZED APPRECIATION
      ON TOTAL INVESTMENTS                                                (37)      12,917     (59,255)    (271,381)    (333,677)
                                                                    ---------    ---------   ---------    ---------    ---------
   NET REALIZED  AND UNREALIZED GAIN (LOSS)  ON TOTAL INVESTMENTS          77       14,869       2,413     (227,032)    (344,398)
                                                                    ---------    ---------   ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $ 175,075    $  41,233   $ 111,055    $(166,180)   $(321,766)
                                                                    =========    =========   =========    =========    =========

See notes to financial statements

50  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

STATEMENTS OF CASH FLOWS (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Money       Inflation-     Bond       Social        Equity
   SIX MONTHS ENDED JUNE 30, 2001                                   Market         Linked      Market      Choice        Index
   (AMOUNTS IN THOUSANDS)                                           Account     Bond Account   Account     Account      Account
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase (decrease) in net assets resulting
      from operations                                               $ 175,075   $  41,233   $   111,055  $  (166,180)  $(321,766)
   Adjustments to reconcile net increase (decrease)
      in net assets resulting from operations to net cash
      used in operating activities:
      Proceeds from sales of long-term securities                          --      83,585     5,593,352    1,585,660      88,983
      Purchases of long term securities                                    --    (565,603)   (5,886,054)  (1,686,410)   (525,686)
      Purchases of short-term investments--net                       (508,683)    (10,026)     (905,384)    (185,118)     13,281
      Decrease (increase) in receivables                                9,651      (7,090)        3,602        3,182      (1,040)
      Increase (decrease) in payables                                      --          --       (68,346)       3,314         203
      Net realized and unrealized (gain) loss on total investments        (77)    (14,869)       (2,413)     227,032     344,398
                                                                    ---------   ---------   -----------  -----------   ---------
   NET CASH USED IN OPERATING ACTIVITIES                             (324,034)   (472,770)   (1,154,188)    (218,520)   (401,627)
                                                                    ---------   ---------   -----------  -----------   ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Premiums                                                        281,442      38,578       138,281      205,231     292,637
      Net transfers from (to) TIAA                                    (71,809)     23,551        10,491      (26,459)     (4,779)
      Net transfers from (to) other CREF Accounts                     398,392     427,038       454,933       57,397     180,084
      Annuity payments                                                (20,929)     (1,741)       (9,104)      (9,249)     (9,741)
      Withdrawals and death benefits                                 (263,254)    (14,665)      (54,684)     (42,398)    (56,939)
      Proceeds from participation in dollar roll transactions-net          --          --       617,244       33,708          --
                                                                    ---------   ---------   -----------  -----------   ---------
   NET CASH PROVIDED BY FINANCING ACTIVITIES                          323,842     472,761     1,157,161      218,230     401,262
                                                                    ---------   ---------   -----------  -----------   ---------
   INCREASE (DECREASE) IN CASH                                           (192)         (9)        2,973         (290)       (365)
CASH
   Beginning of year                                                      192           9         1,065          290         365
                                                                    ---------   ---------   -----------  -----------   ---------
   End of period                                                    $      --   $      --   $     4,038  $        --   $      --
                                                                    =========   =========   ===========  ===========   =========

See notes to financial statements


                     2001 SEMI-ANNUAL REPORT College Retirement Equities Fund 51

STATEMENTS OF CHANGES IN NET ASSETS

                             Money Market      Inflation-Linked       Bond Market           Social Choice          Equity Index
 (AMOUNTS IN THOUSANDS)         Account          Bond Account           Account                Account               Account
                        --------------------- ------------------- --------------------- --------------------- ---------------------
                        Six Months    Year    Six Months    Year  Six Months    Year    Six Months    Year    Six Months   Year
                          Ended      Ended      Ended      Ended    Ended      Ended      Ended      Ended      Ended     Ended
                         June 30,   December  June 30,   December  June 30,   December   June 30,   December   June 30,  December
                           2001     31, 2000    2001     31, 2000    2001     31, 2000     2001     31, 2000     2001    31, 2000
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
                        (Unaudited)           (Unaudited)         (Unaudited)           (Unaudited)           (Unaudited)
FROM OPERATIONS
Investment income--net  $  174,998 $  408,966 $   26,364 $ 18,520 $  108,642 $   86,150 $   60,852 $  126,861 $   22,632 $   49,930

Net realized gain
  (loss) on total
  investments                  114        (84)     1,952      170     61,668     (5,333)    44,349    133,263    (10,721)    98,112

Net change in
  unrealized
  appreciation on
  total investments            (37)     2,285     12,917   12,946    (59,255)   141,264   (271,381)  (250,031)  (333,677)  (550,599)
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS RESULTING
    FROM OPERATIONS        175,075    411,167     41,233   31,636    111,055    322,081   (166,180)    10,093   (321,766)  (402,557)
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
FROM PARTICIPANT
  TRANSACTIONS
Premiums                   281,442    546,170     38,578   31,144    138,281    210,214    205,231    393,221    292,637    578,120
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
Disbursements
  and transfers:
  Net transfers to
    (from) TIAA             71,809    189,304    (23,551)  (7,829)   (10,491)    29,885     26,459     11,263      4,779    (35,454)
  Net transfers to
    (from) other
    CREF Accounts         (398,392)   538,768   (427,038)(291,146)  (454,933)    46,184    (57,397)   145,176   (180,084)    62,309
  Annuity payments          20,929     50,428      1,741    1,596      9,104     15,557      9,249     20,032      9,741     21,863
  Withdrawals and
    death benefits         263,254    535,292     14,665    9,391     54,684    103,175     42,398     93,391     56,939    129,714
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
  TOTAL DISBURSEMENTS
    AND TRANSFERS, NET     (42,400) 1,313,792   (434,183)(287,988)  (401,636)   194,801     20,709    269,862   (108,625)   178,432
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
  NET INCREASE
    (DECREASE) IN NET
    ASSETS RESULTING
    FROM PARTICIPANT
    TRANSACTIONS           323,842   (767,622)   472,761  319,132    539,917     15,413    184,522    123,359    401,262    399,688
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
  NET INCREASE
    (DECREASE)
    IN NET ASSETS          498,917   (356,455)   513,994  350,768    650,972    337,494     18,342    133,452     79,496     (2,869)

NET ASSETS
  Beginning of year      6,695,788  7,052,243    491,838  141,070  3,242,776  2,905,282  4,260,413  4,126,961  4,981,833  4,984,702
                        ---------- ---------- ---------- -------- ---------- ---------- ---------- ---------- ---------- ----------
  End of period         $7,194,705 $6,695,788 $1,005,832 $491,838 $3,893,748 $3,242,776 $4,278,755 $4,260,413 $5,061,329 $4,981,833
                        ========== ========== ========== ======== ========== ========== ========== ========== ========== ==========

See notes to financial statements

52  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

Notes to Financial Statements (Unaudited)

NOTE 1--ORGANIZATION
--------------------------------------------------------------------------------

   The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen nonprofit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The three other investment portfolios of CREF, which are not included in these financial statements, are the Stock, Global Equities and Growth Accounts.

   TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

   The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

   Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

   Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and includes amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

CHANGE IN ACCOUNTING POLICY

   In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and discounts on all fixed income securities. Prior to January 1, 2001, the Accounts did not amortize premiums or discounts on fixed income securities with over 60 days to maturity, except for short-term money instruments. On January 1, 2001, the Inflation-Linked Bond, Bond Market and Social Choice Accounts recorded a cumulative adjustment to reflect the amortization of premiums and discounts on existing fixed income securities. The adjustment for the Inflation-Linked Bond and Social Choice Accounts totaling $453,200 and $299,600, respectively, increased investment cost, thereby reducing unrealized appreciation but had no impact on total net assets. The adjustment for the Bond Market Account totaling $972,261 reduced investment cost, thereby increasing unrealized appreciation but had no impact on total net assets. The Money Market and Equity Index Accounts were not effected by this change.

   For the Inflation-Linked Bond Account, the effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $224,272, increase unrealized gain by $286,555 and decrease realized gain by $62,283. For the Bond Market Account, the effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $268,729, increase unrealized loss by $2,755,329 and increase realized gain by $3,024,058. For the Social Choice Account, the effect of this change for the six months ended June 30, 2001 was to increase net investment income by $646,373; increase unrealized loss by $1,408,197 and increase realized gain by $761,824. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

DOLLAR ROLL TRANSACTIONS

   The Accounts may enter into dollar rolls in which an Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and


                    2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  53

--------------------------------------------------------------------------------

   interest rate and substantially similar maturity) on a specified future date. During the roll period the Account forgoes principal and interest paid on the securities. The Accounts record dollar rolls as financing transactions. Dollar rolls can enhance the Account's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts results in borrowings by these Accounts requiring the presentation of a statement of cash flows. Although not required under accounting principles generally accepted in the United States, a statement of cash flows for the other Accounts is also presented.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

   The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

   The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

REPURCHASE AGREEMENTS

   The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursues a claim for any remaining loss against the seller.

SECURITIES LENDING

   The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

   The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

   The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument/index. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED
OR DELAYED DELIVERY BASIS

   The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

54  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES  (CONCLUDED)
--------------------------------------------------------------------------------

RESTRICTED SECURITIES

   Restricted securities held by the Accounts, which are identified in the accompanying statements of investments, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES

   CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

   Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS
--------------------------------------------------------------------------------

   At June 30, 2001, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                                  Bond Market      Social Choice    Equity Index
                                     Account           Account        Account
--------------------------------------------------------------------------------
Market value of
  securities loaned               $279,153,810      $159,137,394      $544,990
Cash collateral                    286,482,312       163,560,847       662,000

   At June 30, 2001, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                                Gross               Gross             Net
                              Unrealized         Unrealized       Unrealized
                            Appreciation of    Depreciation of  Appreciation of
                              Portfolio           Portfolio        Portfolio
                             Investments         Investments      Investments
--------------------------------------------------------------------------------
Money Market Account        $    2,170,053      $  1,275,486      $    894,567
Inflation-Linked
   Bond Account                 21,791,455         1,758,009        20,033,446
Bond Market Account             29,815,579        18,893,432        10,922,147
Social Choice Account          986,679,732       266,077,105       720,602,627
Equity Index Account         1,260,802,532       456,833,832       803,968,700

   At June 30, 2001 the Equity Index Accounts held 117 open futures contracts in the Standard & Poor's 500 Index, expiring in September 2001, with a value of $36,027,225 and an unrealized loss of $963,155.

   Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and the Equity Index Accounts for the six months ended June 30, 2001, were as follows:

--------------------------------------------------------------------------------
                                             Inflation-Linked       Bond Market
                                               Bond Account           Account
--------------------------------------------------------------------------------
Purchases                                     $  565,239,142      $6,075,287,146
Sales                                             83,531,188       5,735,731,470
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Social Choice        Equity Index
                                                  Account             Account
--------------------------------------------------------------------------------
Purchases                                     $1,769,484,736      $  662,057,084
Sales                                          1,611,832,236         215,761,696
--------------------------------------------------------------------------------

                    2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  55

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                SIX MONTHS
                                                   ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                 JUNE 30,   ----------------------------------------------------
                                                 2001 (1)     2000       1999        1998       1997      1996
                                                 -------    -------    -------     -------    -------    -------
                                               (UNAUDITED)
MONEY MARKET ACCOUNT
Per Accumulation Unit data:
  Investment income                              $  .544    $ 1.273    $  .976     $  .998    $  .953    $  .880
  Expenses                                          .033       .055       .057        .054       .046       .049
                                                 -------    -------    -------     -------    -------    -------
  Investment income--net                            .511      1.218       .919        .944       .907       .831
  Net realized and
    unrealized gain (loss)
    on total investments                            .001       .007      (.005)       .005       .001      (.003)
                                                 -------    -------    -------     -------    -------    -------
  Net increase in
    Accumulation Unit Value                         .512      1.225       .914        .949       .908       .828

  Accumulation Unit Value:
    Beginning of year                             20.490     19.265     18.351      17.402     16.494     15.666
                                                 -------    -------    -------     -------    -------    -------
    End of period                                $21.002    $20.490    $19.265     $18.351    $17.402    $16.494
                                                 =======    =======    =======     =======    =======    =======

Total return                                       2.50%      6.36%      4.98%       5.45%      5.51%      5.28%
Ratios to Average Net Assets:
  Expenses                                         0.16%      0.28%      0.30%       0.30%      0.27%      0.30%
  Investment income--net                           2.46%      6.12%      4.90%       5.27%      5.35%      5.16%
Portfolio turnover rate                             n/a        n/a        n/a         n/a        n/a        n/a
Thousands of Accumulation Units
  outstanding at end of period                   330,859    315,206    354,754     312,358    233,116    218,292


                                                SIX MONTHS            FOR THE YEARS ENDED          JANUARY 13, 1997
                                                  ENDED                   DECEMBER 31,           (DATE ESTABLISHED) TO
                                                 JUNE 30,       -------------------------------       DECEMBER 31,
                                                 2001 (1)         2000        1999         1998         1997 (1)
                                               -----------      -------     -------      -------  ---------------------
                                               (UNAUDITED)
INFLATION-LINKED BOND ACCOUNT
Per Accumulation Unit data:
  Investment income                              $ 1.082        $ 2.113     $ 1.730      $ 1.256        $ 1.031
  Expenses                                          .054           .083        .099         .086           .067
                                                 -------        -------     -------      -------        -------
  Investment income--net                           1.028(2)       2.030       1.631        1.170           .964
  Net realized and unrealized gain (loss)
    on total investments                            .962(2)       1.491      (1.062)       (.260  )        .154
                                                 -------        -------     -------      -------        -------
  Net increase in

    Accumulation Unit Value                        1.990          3.521        .569         .910          1.118
  Accumulation Unit Value:
    Beginning of period                           31.118         27.597      27.028       26.118         25.000
                                                 -------        -------     -------      -------        -------
    End of period                                $33.108        $31.118     $27.597      $27.028        $26.118
                                                 =======        =======     =======      =======        =======

Total return                                       6.40%         12.76%       2.10%        3.48%          4.47%
Ratios to Average Net Assets:
  Expenses                                         0.18%          0.29%       0.36%        0.33%          0.25%
  Investment income--net                           3.33%(2)       6.97%       5.99%        4.50%          3.60%
Portfolio turnover rate                           10.86%         17.17%      54.35%       40.98%         63.56%
Thousands of Accumulation Units
  outstanding at end of period                   29,264         15,188       4,757        5,112          3,626

(1)  The percentages shown for this period are not annualized.

(2) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Inflation-Linked Bond Account, the effect of this change for the six months ended June 30, 2001 was to decrease net investment income per Accumulation Unit by $.009, increase net realized and unrealized gain per Accumulation Unit by $.009 and decrease the ratio of investment income--net to average net assets by .03%. For the Money Market and Equity Index Accounts the change had no effect on the condensed financial information. Per Accumulation Unit amounts and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

56  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                               SIX MONTHS
                                                  ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                 JUNE 30,      ----------------------------------------------------
                                                 2001 (1)        2000       1999        1998       1997       1996
                                                 -------       -------    -------     -------    -------    -------
                                               (UNAUDITED)
BOND MARKET ACCOUNT
Per Accumulation Unit data:
  Investment income                              $ 1.756       $ 3.636    $ 3.289     $ 3.156    $ 3.081    $ 3.039
  Expenses                                          .113          .174       .166        .158       .134       .126
                                                 -------       -------    -------     -------    -------    -------
  Investment income--net                           1.643(2)      3.462      3.123       2.998      2.947      2.913
  Net realized and unrealized gain (loss)
    on total investments                            .230(2)      2.621     (3.711)      1.150      1.266     (1.600)
                                                 -------       -------    -------     -------    -------    -------
  Net increase (decrease) in
    Accumulation Unit Value                        1.873         6.083      (.588)      4.148      4.213      1.313
  Accumulation Unit Value:
    Beginning of year                             57.858        51.775     52.363      48.215     44.002     42.689
                                                 -------       -------    -------     -------    -------    -------
    End of period                                $59.731       $57.858    $51.775     $52.363    $48.215    $44.002
                                                 =======       =======    =======     =======    =======    =======

Total return                                       3.24%        11.75%     (1.12%)      8.60%      9.57%      3.08%
Ratios to Average Net Assets:
  Expenses                                         0.20%         0.33%      0.32%       0.32%      0.29%      0.30%
    Investment income--net                         2.93%(2)      6.50%      6.03%       5.98%      6.44%      6.86%
Portfolio turnover rate                          163.90%       377.44%    656.58%     525.32%    398.77%    145.27%
Thousands of Accumulation Units
  outstanding at end of period                    63,574        54,745     54,918      57,481     31,654     22,611


                                               SIX MONTHS
                                                  ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                 JUNE 30,      ----------------------------------------------------
                                                 2001 (1)        2000       1999        1998       1997       1996
                                                 -------       -------    -------     -------    -------    -------
                                               (UNAUDITED)
SOCIAL CHOICE ACCOUNT
Per Accumulation Unit data:
Investment income                                $ 1.468       $ 3.188    $ 2.898     $ 2.679    $ 2.396    $ 2.068
  Expenses                                          .181          .282       .293        .249       .193       .158
                                                 -------       -------    -------     -------    -------    -------
  Investment income--net                           1.287(2)      2.906      2.605       2.430      2.203      1.910
  Net realized and unrealized gain (loss)
     on total investments                         (4.953)(2)    (2.582)     6.752      11.159     12.223      5.968
                                                 -------       -------    -------     -------    -------    -------
Net increase (decrease) in
  Accumulation Unit Value                         (3.666)        0.324      9.357      13.589     14.426      7.878
Accumulation Unit Value:
  Beginning of year                               96.286        95.962     86.605      73.016     58.590     50.712
                                                 -------       -------    -------     -------    -------    -------
  End of period                                  $92.620       $96.286    $95.962     $86.605    $73.016    $58.590
                                                 =======       =======    =======     =======    =======    =======

Total return                                      (3.81%)        0.34%     10.80%      18.61%     24.62%     15.53%
Ratios to Average Net Assets:
  Expenses                                         0.20%         0.30%      0.32%       0.31%      0.30%      0.30%
  Investment income--net                           1.44%(2)      3.04%      2.88%       3.07%      3.37%      3.58%
Portfolio turnover rate                           38.37%       117.10%    206.44%     147.90%     91.87%     40.93%
Thousands of Accumulation Units
  outstanding at end of period                   44,430        42,550     41,355      37,211     30,554     25,841

(1)  The percentages shown for this period are not annualized.

(2) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Bond Market Account, the effect of this change for the six months ended June 30, 2001 was to decrease net investment income per Accumulation Unit by $.004 increase net realized and unrealized gain per Accumulation Unit by $.004 and decrease the ratio of investment income--net to average net assets by .01%. For the Social Choice Account, the effect of this change for the six months ended June 30, 2001 was to increase net investment income per Accumulation Unit by $.014, increase net realized and unrealized loss per Accumulation Unit by $.014 and increase the ratio of investment income--net to average net assets by .02%. Per Accumulation Unit amounts and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                    2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  57

-------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
-------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                  FOR THE YEARS ENDED DECEMBER 31,
                                                 JUNE 30,      ----------------------------------------------------
                                                 2001 (1)        2000       1999        1998       1997       1996
                                                 -------       -------    -------     -------    -------    -------
                                               (UNAUDITED)
EQUITY INDEX ACCOUNT
Per Accumulation Unit data:
  Investment income                              $  .477       $ 1.055    $ 1.012     $  .953    $  .826    $  .773
  Expenses                                          .136          .233       .225        .190       .141       .106
                                                 -------       -------    -------     -------    -------    -------
  Investment income--net                            .341          .822       .787        .763       .685       .667
  Net realized and unrealized gain (loss)
    on total investments                          (5.193)       (7.216)    13.733      12.789     12.672      6.936
                                                 -------       -------    -------     -------    -------    -------
  Net increase (decrease) in
    Accumulation Unit Value                       (4.852)       (6.394)    14.520      13.552     13.357      7.603
  Accumulation Unit Value:
    Beginning of year                             77.869        84.263     69.743      56.191     42.834     35.231
                                                 -------       -------    -------     -------    -------    -------
    End of period                                $73.017       $77.869    $84.263     $69.743    $56.191    $42.834
                                                 =======       =======    =======     =======    =======    =======

Total return                                     (6.23%)       (7.59%)    20.82%      24.12%     31.18%     21.58%
Ratios to Average Net Assets:
  Expenses                                        0.18%         0.28%      0.30%       0.31%      0.30%      0.30%
  Investment income--net                          0.46%         0.98%      1.05%       1.24%      1.47%      1.87%
Portfolio turnover rate                           4.42%         9.42%      4.89%       3.98%      3.50%      7.85%
Thousands of Accumulation Units
  outstanding at end of period                   67,250        62,018     57,249      47,997     35,368     20,725

(1)  The percentages shown for this period are not annualized.


NOTE 6--ACCUMULATION UNITS
--------------------------------------------------------------------------------

Changes in the number of Accumulation Units outstanding were as follows:

                                             Money Market Account        Inflation-Linked Bond Account      Bond Market Account
                                        -----------------------------    -----------------------------  ---------------------------
                                          Six Months      Year Ended        Six Months     Year Ended     Six Months    Year Ended
                                            Ended        December 31,         Ended       December 31,      Ended       December 31,
                                        June 30, 2001        2000         June 30, 2001      2000       June 30, 2001       2000
                                        -------------    ------------    --------------   ------------  -------------   -----------
                                         (Unaudited)                       (Unaudited)                   (Unaudited)
Accumulation Units:
  Credited for premiums                   13,518,923       27,486,983       1,176,075      1,049,662      2,329,602       3,896,511
  Credited (cancelled) for transfers,
    disbursements and amounts applied
    to the Annuity Fund                    2,133,762      (67,034,275)     12,900,614      9,380,914      6,499,657      (4,070,259)
Outstanding:
  Beginning of year                      315,206,464      354,753,756      15,187,781      4,757,205     54,744,621      54,918,369
                                         -----------     ------------      ----------     ----------     ----------     -----------
  End of period                          330,859,149      315,206,464      29,264,470     15,187,781     63,573,880      54,744,621
                                         ===========     ============      ==========     ==========     ==========     ===========


                                            Social Choice Account             Equity Index Account
                                        -----------------------------    -----------------------------
                                          Six Months      Year Ended        Six Months     Year Ended
                                            Ended        December 31,         Ended       December 31,
                                        June 30, 2001        2000         June 30, 2001      2000
                                        -------------    ------------    --------------   ------------
                                         (Unaudited)                       (Unaudited)
Accumulation Units:
  Credited for premiums                    2,182,634        4,061,512       3,957,722       6,914,130
  Credited (cancelled) for transfers,
    disbursements and amounts applied
    to the Annuity Fund                     (302,842)      (2,866,237)      1,274,261      (2,145,348)
Outstanding:
  Beginning of year                       42,549,968       41,354,693      62,018,098      57,249,316
                                         -----------      -----------      ----------     -----------
  End of period                           44,429,760       42,549,968      67,250,081      62,018,098
                                         ===========      ===========      ==========     ===========

58  College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(CONCLUDED)
--------------------------------------------------------------------------------

NOTE 7--LINE OF CREDIT
--------------------------------------------------------------------------------

     The Inflation-Linked Bond, Social Choice, Equity Index, Stock, Global Equities and Growth Accounts participate in a $2.5 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. Certain accounts/funds of TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, each of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts/funds. Interest associated with any borrowing under the facility will be charged to the borrowing accounts/funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2001, there were no borrowings under this credit facility by the Inflation-Linked Bond, Social Choice and Equity Index Accounts.

     In February, 2001, the Bond and Social Choice Accounts established letter of credit agreements in the amounts of $10,500,000 and $7,500,000, respectively, for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2001, there were no borrowings under these agreements.

                    2001 SEMI-ANNUAL REPORT College Retirement Equities Fund  59

2001 TRUSTEES AND SENIOR MANAGEMENT

2001 BOARDS OF OVERSEERS OF TIAA AND CREF
--------------------------------------------------------------------------------
Lucius J. Barker                         William G. Bowen
WILLIAM BENNETT MUNRO PROFESSOR OF       PRESIDENT, THE ANDREW W. MELLON
POLITICAL SCIENCE, STANFORD UNIVERSITY     FOUNDATION

John H. Biggs                            Stanley O. Ikenberry
CHAIRMAN, PRESIDENT, AND                 PRESIDENT, AMERICAN COUNCIL ON
CHIEF EXECUTIVE OFFICER, TIAA AND CREF   EDUCATION


Alair Ane Townsend                       Clifton R. Wharton, Jr.
VICE PRESIDENT/PUBLISHER                 FORMER CHAIRMAN AND CHIEF EXECUTIVE
Crain's New York Business                OFFICER, TIAA AND CREF

Paul A. Volcker
FORMER CHAIRMAN, FEDERAL RESERVE BOARD,
AND FREDERICK H. SCHULTZ PROFESSOR OF
INTERNATIONAL ECONOMIC POLICY EMERITUS,
PRINCETON UNIVERSITY

2001 TRUSTEES OF TIAA
--------------------------------------------------------------------------------

David Alexander                          Robert C. Clark
PRESIDENT EMERITUS, POMONA COLLEGE       DEAN AND ROYALL PROFESSOR OF LAW,
                                         HARVARD LAW SCHOOL, HARVARD UNIVERSITY
Marcus Alexis
BOARD OF TRUSTEES PROFESSOR OF           Estelle A. Fishbein
ECONOMICS AND PROFESSOR OF MANAGEMENT    VICE PRESIDENT AND GENERAL COUNSEL,
AND STRATEGY, NORTHWESTERN UNIVERSITY    THE JOHNS HOPKINS UNIVERSITY

John H. Biggs                            Frederick R. Ford
CHAIRMAN, PRESIDENT, AND                 EXECUTIVE VICE PRESIDENT AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF   TREASURER EMERITUS, PURDUE UNIVERSITY

Willard T. Carleton                      Ruth Simms Hamilton
DONALD R. DIAMOND PROFESSOR OF FINANCE   PROFESSOR OF SOCIOLOGY AND DIRECTOR OF
EMERITUS, COLLEGE OF BUSINESS AND        AFRICAN DIASPORA RESEARCH PROJECT,
PUBLIC ADMINISTRATION, UNIVERSITY        MICHIGAN STATE UNIVERSITY
OF ARIZONA

Rochelle B. Lazarus                      Ronald L. Thompson
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,    CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
OGILVY & MATHER WORLDWIDE                MIDWEST STAMPING CO.

Martin L. Leibowitz                      Paul R. Tregurtha
VICE CHAIRMAN AND CHIEF INVESTMENT       CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
OFFICER, TIAA AND CREF                   MORMAC MARINE GROUP, INC. AND MORAN
                                         TRANSPORTATION COMPANY, INC.; VICE
Robert M. O'Neil                         CHAIRMAN, INTERLAKE STEAMSHIP COMPANY
DIRECTOR, THE THOMAS JEFFERSON CENTER
FOR THE PROTECTION OF FREE EXPRESSION,   William H. Waltrip
UNIVERSITY PROFESSOR AND PROFESSOR       CHAIRMAN, TECHNOLOGY SOLUTIONS COMPANY
OF LAW, UNIVERSITY OF VIRGINIA
                                         Rosalie J. Wolf
Leonard S. Simon                         FORMER TREASURER AND CHIEF INVESTMENT
VICE CHAIRMAN,                           OFFICER, THE ROCKEFELLER FOUNDATION
CHARTER ONE FINANCIAL INC.

2001 TRUSTEES OF CREF
--------------------------------------------------------------------------------

Robert H. Atwell                         Edes P. Gilbert
PRESIDENT EMERITUS, AMERICAN             RETIRED HEAD, THE SPENCE SCHOOL;
COUNCIL ON EDUCATION;                    ACTING PRESIDENT, INDEPENDENT
SENIOR CONSULTANT, A. T. KEARNEY, INC.   EDUCATIONAL SERVICES

Elizabeth E. Bailey                      Martin J. Gruber
JOHN C. HOWER PROFESSOR OF PUBLIC        NOMURA PROFESSOR OF FINANCE,
POLICY AND MANAGEMENT, THE WHARTON       LEONARD N. STERN SCHOOL OF BUSINESS,
SCHOOL, UNIVERSITY OF PENNSYLVANIA       NEW YORK UNIVERSITY

John H. Biggs                            Nancy L. Jacob
CHAIRMAN, PRESIDENT, AND                 PRESIDENT AND MANAGING PRINCIPAL,
CHIEF EXECUTIVE OFFICER, CREF AND TIAA   WINDERMERE INVESTMENT ASSOCIATES

Joyce A. Fecske                          Marjorie Fine Knowles
VICE PRESIDENT EMERITA,                  PROFESSOR OF LAW, COLLEGE OF LAW,
DEPAUL UNIVERSITY                        GEORGIA STATE UNIVERSITY

Martin L. Leibowitz                      Eugene C. Sit
VICE CHAIRMAN AND CHIEF INVESTMENT       CHAIRMAN, CHIEF EXECUTIVE OFFICER,
OFFICER, CREF AND TIAA                   AND CHIEF INVESTMENT OFFICER, SIT
                                         INVESTMENT ASSOCIATES, INC. AND
Bevis Longstreth                         SIT/KIM INTERNATIONAL INVESTMENT
OF COUNSEL, DEBEVOISE & PLIMPTON         ASSOCIATES, INC.

Stephen A. Ross                          Maceo K. Sloan
FRANCO MODIGLIANI PROFESSOR OF           CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
FINANCE AND ECONOMICS, SLOAN SCHOOL OF   NCM CAPITAL MANAGEMENT GROUP, INC.
MANAGEMENT, MASSACHUSETTS INSTITUTE      AND SLOAN FINANCIAL GROUP, INC.
OF TECHNOLOGY
                                         David K. Storrs
Nestor V. Santiago                       PRESIDENT AND CHIEF EXECUTIVE OFFICER,
VICE PRESIDENT AND CHIEF INVESTMENT      ALTERNATIVE INVESTMENT GROUP, L.L.C.
OFFICER, HOWARD HUGHES MEDICAL INSTITUTE
                                         Robert W. Vishny
                                         ERIC J. GLEACHER PROFESSOR OF FINANCE,
                                         GRADUATE SCHOOL OF BUSINESS,
                                         UNIVERSITY OF CHICAGO

2001 SENIOR MANAGEMENT                   EXECUTIVE VICE PRESIDENTS
--------------------------------------------------------------------------------

John H. Biggs                             C. Victoria Apter
CHAIRMAN, PRESIDENT, AND                  INFORMATION TECHNOLOGY
CHIEF EXECUTIVE OFFICER
                                          Scott C. Evans
Martin L. Leibowitz                       CREF INVESTMENTS
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER                  Richard L. Gibbs
                                          FINANCE AND PLANNING
Mary Ann Werner
PRESIDENT, SHARED SERVICES                Don Harrell
                                          EXTERNAL AFFAIRS
James A. Wolf
PRESIDENT, RETIREMENT SERVICES            Ira J. Hoch
                                          SHARED SERVICES ADMINISTRATION
Martin E. Galt, III
PRESIDENT, TIAA-CREF                      Matina S. Horner
INVESTMENT PRODUCTS                       HUMAN RESOURCES

Bertram L. Scott                          Harry I. Klaristenfeld
PRESIDENT, TIAA-CREF                      CHIEF ACTUARY
LIFE INSURANCE COMPANY
                                          Frances Nolan
                                          RETIREMENT SERVICES ADMINISTRATION

                                          Deanne J. Shallcross
                                          MARKETING

                                          David A. Shunk
                                          CONSULTING SERVICES

                                          John A. Somers
                                          TIAA INVESTMENTS

                                          Charles H. Stamm
                                          GENERAL COUNSEL









60     College Retirement Equities Fund  2001 SEMI-ANNUAL REPORT

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